UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2018
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Australia (16.0%)
^	Commonwealth Bank of Australia	1,999,453	126,857
	Westpac Banking Corp.	3,879,158	96,649
	BHP Billiton Ltd.	3,671,129	89,778
	Australia & New Zealand Banking Group Ltd.	3,352,227	76,998
	National Australia Bank Ltd.	3,053,144	71,526
	CSL Ltd.	517,608	60,860
	Wesfarmers Ltd.	1,292,104	45,576
	Woolworths Group Ltd.	1,477,755	32,095
	Macquarie Group Ltd.	351,914	29,201
	Rio Tinto Ltd.	470,875	28,991
	Woodside Petroleum Ltd.	959,329	25,613
	Transurban Group	2,534,547	24,538
	Scentre Group	5,820,924	19,532
	South32 Ltd.	5,959,360	18,300
	Suncorp Group Ltd.	1,475,500	16,225
	Westfield Corp.	2,189,871	16,220
	Newcrest Mining Ltd.	859,115	15,712
	Insurance Australia Group Ltd.	2,694,587	15,693
	Amcor Ltd.	1,315,622	15,384
*	Origin Energy Ltd.	1,998,294	14,969
	Brambles Ltd.	1,814,836	14,433
^	AGL Energy Ltd.	747,816	14,089
	AMP Ltd.	3,335,303	14,088
	Telstra Corp. Ltd.	4,754,147	14,056
	Aristocrat Leisure Ltd.	728,549	13,998
	QBE Insurance Group Ltd.	1,564,641	13,565
	Goodman Group	1,995,585	13,022
	Treasury Wine Estates Ltd.	831,721	11,457
	ASX Ltd.	221,201	9,733
	Stockland	2,762,698	9,423
	Sonic Healthcare Ltd.	474,412	9,093
^	Tabcorp Holdings Ltd.	2,151,681	8,957
	Cochlear Ltd.	63,941	8,924
	Dexus	1,157,274	8,884
	James Hardie Industries plc	500,582	8,760
	Boral Ltd.	1,335,067	8,579
	Medibank Pvt Ltd.	3,136,338	8,446
	LendLease Group	660,160	8,389
	Aurizon Holdings Ltd.	2,225,501	8,372
^	Oil Search Ltd.	1,372,719	8,372
	GPT Group	2,060,040	8,350
	Caltex Australia Ltd.	295,000	8,257
*	Santos Ltd.	2,014,446	8,254
	APA Group	1,272,645	8,239
^	Ramsay Health Care Ltd.	146,394	8,074
	Vicinity Centres	3,689,321	8,020
	BlueScope Steel Ltd.	645,135	7,492

Mirvac Group	4,192,543	7,450
Computershare Ltd.	555,009	7,450
^ Fortescue Metals Group Ltd.	1,815,710	7,211
Challenger Ltd.	652,908	7,157
Sydney Airport	1,245,200	6,833
Orica Ltd.	424,789	6,552
SEEK Ltd.	397,269	6,254
Incitec Pivot Ltd.	1,923,633	5,758
Alumina Ltd.	2,856,048	5,523
Bendigo & Adelaide Bank Ltd.	544,563	5,130
Star Entertainment Grp Ltd.	948,091	4,624
Bank of Queensland Ltd.	446,123	4,444
Crown Resorts Ltd.	401,972	4,285
CIMIC Group Ltd.	109,872	4,172
Coca-Cola Amatil Ltd.	607,585	4,101
Link Administration Holdings Ltd.	553,922	3,982
Iluka Resources Ltd.	471,715	3,828
Qantas Airways Ltd.	886,814	3,758
Orora Ltd.	1,374,899	3,599
Downer EDI Ltd.	665,508	3,594
REA Group Ltd.	59,292	3,522
Macquarie Atlas Roads Group	757,996	3,507
IOOF Holdings Ltd.	387,735	3,441
Ansell Ltd.	163,390	3,305
Magellan Financial Group Ltd.	146,695	3,251
ALS Ltd.	580,105	3,246
^ JB Hi-Fi Ltd.	134,663	3,169
Northern Star Resources Ltd.	671,732	3,142
Whitehaven Coal Ltd.	784,253	3,111
^ Healthscope Ltd.	1,998,465	3,109
Metcash Ltd.	1,153,767	2,975
^ Qube Holdings Ltd.	1,414,872	2,923
carsales.com Ltd.	240,377	2,904
Adelaide Brighton Ltd.	539,973	2,825
nib holdings Ltd.	513,084	2,773
DuluxGroup Ltd.	463,247	2,721
^ Flight Centre Travel Group Ltd.	66,164	2,718
^ Domino's Pizza Enterprises Ltd.	70,368	2,713
AusNet Services	1,987,874	2,713
* WorleyParsons Ltd.	231,894	2,710
^ Evolution Mining Ltd.	1,164,887	2,683
OZ Minerals Ltd.	344,521	2,590
Charter Hall Group	532,207	2,531
Mineral Resources Ltd.	164,133	2,476
CSR Ltd.	591,264	2,394
BT Investment Management Ltd.	267,708	2,374
Beach Energy Ltd.	2,205,733	2,309
^ Harvey Norman Holdings Ltd.	630,985	2,291
^ Independence Group NL	566,848	2,282
Investa Office Fund	636,201	2,268
^ TPG Telecom Ltd.	407,311	2,085
Perpetual Ltd.	48,600	2,049
Sims Metal Management Ltd.	149,210	1,973
^ Blackmores Ltd.	15,577	1,948
^ Platinum Asset Management Ltd.	283,823	1,901
Reliance Worldwide Corp. Ltd.	536,206	1,839
Cleanaway Waste Management Ltd.	1,579,868	1,835
Regis Resources Ltd.	551,833	1,833

	St. Barbara Ltd.	580,469	1,771
	Nufarm Ltd.	262,345	1,682
	Shopping Centres Australasia Property Group	921,716	1,673
^	Primary Health Care Ltd.	569,697	1,668
	InvoCare Ltd.	135,436	1,659
	Vocus Group Ltd.	672,526	1,618
	Costa Group Holdings Ltd.	329,533	1,615
	Breville Group Ltd.	163,091	1,612
	GrainCorp Ltd. Class A	269,532	1,607
	Bapcor Ltd.	336,417	1,582
	Monadelphous Group Ltd.	109,682	1,551
	Fairfax Media Ltd.	2,692,111	1,543
^	IRESS Ltd.	156,089	1,507
^	Corporate Travel Management Ltd.	92,459	1,505
	Seven Group Holdings Ltd.	114,112	1,500
	BWP Trust	610,638	1,473
	Washington H Soul Pattinson & Co. Ltd.	104,990	1,456
2	MYOB Group Ltd.	524,421	1,434
	Altium Ltd.	115,944	1,422
	Cromwell Property Group	1,777,344	1,418
^	Navitas Ltd.	363,222	1,373
	G8 Education Ltd.	507,160	1,372
^,*	Galaxy Resources Ltd.	509,027	1,351
^,*	Orocobre Ltd.	234,114	1,346
*	NEXTDC Ltd.	277,829	1,273
	Super Retail Group Ltd.	175,330	1,236
^	Premier Investments Ltd.	102,350	1,213
	Abacus Property Group	412,480	1,202
	Charter Hall Retail REIT	388,215	1,197
	Steadfast Group Ltd.	534,759	1,192
	Sirtex Medical Ltd.	54,034	1,189
*	Aconex Ltd.	191,387	1,185
	Sandfire Resources NL	202,254	1,168
	ARB Corp. Ltd.	78,621	1,160
^,*	Pilbara Minerals Ltd.	1,510,487	1,145
	SpeedCast International Ltd.	251,505	1,106
^	Bega Cheese Ltd.	191,565	1,086
^	Webjet Ltd.	131,662	1,083
	WiseTech Global Ltd.	85,435	1,067
	Mantra Group Ltd.	335,351	1,054
	Aveo Group	499,516	1,046
	GUD Holdings Ltd.	104,289	1,030
	Eclipx Group Ltd.	325,437	1,030
*	Lynas Corp. Ltd.	589,036	1,022
	Pact Group Holdings Ltd.	230,904	986
^,*	Saracen Mineral Holdings Ltd.	805,109	972
^,*	Syrah Resources Ltd.	304,594	960
^,*	Bellamy's Australia Ltd.	79,503	949
	Sigma Healthcare Ltd.	1,286,455	930
^,*	Mayne Pharma Group Ltd.	1,719,304	918
	Southern Cross Media Group Ltd.	967,584	914
	Nine Entertainment Co. Holdings Ltd.	672,662	910
	Viva Energy REIT	530,333	890
	McMillan Shakespeare Ltd.	62,372	881
	Automotive Holdings Group Ltd.	304,621	877
	APN Outdoor Group Ltd.	226,526	833
	SmartGroup Corp. Ltd.	93,169	832
^	Western Areas Ltd.	313,554	832

	Charter Hall Long Wale REIT	262,376	826
^	Ardent Leisure Group	509,671	824
	Elders Ltd.	128,965	815
	Ausdrill Ltd.	355,886	747
	Brickworks Ltd.	65,173	746
	Estia Health Ltd.	263,150	722
	Credit Corp. Group Ltd.	42,032	715
	IDP Education Ltd.	143,537	699
^	Growthpoint Properties Australia Ltd.	266,368	696
	Aventus Retail Property Fund Ltd.	396,742	689
*	Domain Holdings Australia Ltd.	270,509	689
	Bingo Industries Ltd.	330,765	682
^	IPH Ltd.	148,888	663
^	BWX Ltd.	108,067	657
	Genworth Mortgage Insurance Australia Ltd.	278,496	652
	Blue Sky Alternative Investments Ltd.	57,411	641
^	Technology One Ltd.	161,074	638
^	oOh!media Ltd.	171,695	633
^,*	Gold Road Resources Ltd.	973,353	630
	Resolute Mining Ltd.	648,075	613
	GWA Group Ltd.	268,761	610
	National Storage REIT	499,349	604
	Tassal Group Ltd.	187,087	591
	RCR Tomlinson Ltd.	179,835	586
	Sims Metal Management Ltd. ADR	43,646	577
	Arena REIT	306,307	565
*	Nanosonics Ltd.	248,053	565
	Myer Holdings Ltd.	1,052,017	555
	Inghams Group Ltd.	197,395	534
*	AWE Ltd.	681,769	531
	Tox Free Solutions Ltd.	190,453	523
	Asaleo Care Ltd.	390,085	511
^,*	Australian Agricultural Co. Ltd.	485,893	498
	Collins Foods Ltd.	116,649	497
	Folkestone Education Trust	224,778	489
	Australian Pharmaceutical Industries Ltd.	405,455	488
	Gateway Lifestyle	289,780	486
	Ingenia Communities Group	219,915	486
	Rural Funds Group	274,678	484
^	FlexiGroup Ltd.	315,051	460
*	Starpharma Holdings Ltd.	350,707	446
^	Greencross Ltd.	85,791	440
	Regis Healthcare Ltd.	131,205	420
	GDI Property Group	419,090	417
	Centuria Industrial REIT	206,098	415
^,*	Perseus Mining Ltd.	1,191,844	409
	Seven West Media Ltd.	891,866	405
^	HT&E Ltd.	282,436	385
^	Japara Healthcare Ltd.	239,690	380
^,*	Mesoblast Ltd.	345,760	375
	Hotel Property Investments	145,043	371
^	Select Harvests Ltd.	87,290	355
	MACA Ltd.	271,518	353
^	Retail Food Group Ltd.	217,968	343
^	SG Fleet Group Ltd.	98,188	332
*	Senex Energy Ltd.	1,086,130	327
^,*	Infigen Energy	633,664	321
^	Newcrest Mining Ltd. ADR	16,909	311

^	Westgold Resources Ltd.	239,731	304
	Cedar Woods Properties Ltd.	57,916	293
*	Cardno Ltd.	271,661	291
	Superloop Ltd.	141,860	266
^	SeaLink Travel Group Ltd.	79,058	255
	Virtus Health Ltd.	56,162	236
*	Village Roadshow Ltd.	82,625	234
^,*	Ainsworth Game Technology Ltd.	136,392	232
^,*	Highfield Resources Ltd.	260,140	225
^	Vita Group Ltd.	156,519	224
	WPP AUNZ Ltd.	292,686	222
^	Reject Shop Ltd.	42,660	210
^	OFX Group Ltd.	183,877	207
^	Mount Gibson Iron Ltd.	620,315	207
^,*	Karoon Gas Australia Ltd.	195,153	203
^,*	Accent Group Ltd.	280,509	201
^	iSentia Group Ltd.	176,511	196
*	Afterpay Touch Group Ltd.	32,530	193
	Cabcharge Australia Ltd.	113,459	176
^,*	Liquefied Natural Gas Ltd.	416,316	171
^	ERM Power Ltd.	120,801	154
^,*	Beadell Resources Ltd.	1,237,291	150
*	Kidman Resources Ltd.	83,422	135
	Decmil Group Ltd.	118,524	114
^	Thorn Group Ltd.	142,543	101
*	Cash Converters International Ltd.	317,679	96
*,3	Quintis Ltd.	377,075	90
^,*	CSG Ltd.	204,418	77
	NZME Ltd.	118,232	72
*,3	Paladin Energy Ltd.	1,369,635	52
3	BGP Holdings plc	15,642,708	—
^,*,3 ACN 004 410 833 Ltd.		2,773,644	—
*,3	DSHE Holdings Ltd.	147,770	—
			1,427,302
Hong Kong (8.6%)
	AIA Group Ltd.	13,805,312	117,918
	Hong Kong Exchanges & Clearing Ltd.	1,415,964	53,418
^	CK Hutchison Holdings Ltd.	3,057,059	41,235
*	CK Asset Holdings Ltd.	3,071,498	29,227
	Sun Hung Kai Properties Ltd.	1,620,474	28,016
	Link REIT	2,522,298	22,323
	Galaxy Entertainment Group Ltd.	2,415,062	21,305
	BOC Hong Kong Holdings Ltd.	4,096,759	20,894
	Hang Seng Bank Ltd.	827,052	19,650
	CLP Holdings Ltd.	1,873,860	19,092
	Hong Kong & China Gas Co. Ltd.	9,306,611	18,382
	Sands China Ltd.	2,734,736	16,252
	Jardine Matheson Holdings Ltd.	236,152	14,990
	Power Assets Holdings Ltd.	1,496,207	13,297
	AAC Technologies Holdings Inc.	786,757	13,036
2	WH Group Ltd.	9,554,933	11,814
	New World Development Co. Ltd.	6,235,156	10,051
	China Mengniu Dairy Co. Ltd.	3,055,500	9,961
*	Wharf Real Estate Investment Co. Ltd.	1,387,615	9,588
	Hongkong Land Holdings Ltd.	1,330,147	9,579
	Techtronic Industries Co. Ltd.	1,419,656	9,459
	MTR Corp. Ltd.	1,593,186	9,112

	Henderson Land Development Co. Ltd.	1,217,687	8,498
	Jardine Strategic Holdings Ltd.	207,151	8,241
	Wheelock & Co. Ltd.	940,668	7,357
	Sino Land Co. Ltd.	3,446,443	6,356
	Samsonite International SA	1,457,897	6,301
	CK Infrastructure Holdings Ltd.	700,313	6,232
	Hang Lung Properties Ltd.	2,291,841	6,041
	Wynn Macau Ltd.	1,688,029	5,964
	Bank of East Asia Ltd.	1,373,132	5,927
	Swire Pacific Ltd. Class A	579,252	5,782
	Want Want China Holdings Ltd.	6,454,220	5,688
	Wharf Holdings Ltd.	1,379,615	5,621
^,*	Semiconductor Manufacturing International Corp.	3,289,221	4,734
	ASM Pacific Technology Ltd.	346,136	4,715
	Tingyi Cayman Islands Holding Corp.	2,177,900	4,530
	Minth Group Ltd.	784,783	4,419
	Swire Properties Ltd.	1,212,235	4,244
	Hysan Development Co. Ltd.	730,726	4,077
	Hang Lung Group Ltd.	1,006,920	3,822
	Yue Yuen Industrial Holdings Ltd.	838,658	3,790
	Xinyi Glass Holdings Ltd.	2,282,640	3,458
	Sun Art Retail Group Ltd.	2,550,731	3,454
	Li & Fung Ltd.	6,750,213	3,439
	Shangri-La Asia Ltd.	1,264,928	3,207
	NWS Holdings Ltd.	1,632,887	3,174
^	Kingston Financial Group Ltd.	4,079,426	3,165
	Kerry Properties Ltd.	658,090	3,147
	Dairy Farm International Holdings Ltd.	342,101	2,903
	Hopewell Holdings Ltd.	683,460	2,759
	Melco International Development Ltd.	920,274	2,755
	PCCW Ltd.	4,761,715	2,742
	MGM China Holdings Ltd.	869,336	2,673
	VTech Holdings Ltd.	186,050	2,566
	PRADA SPA	600,904	2,458
	Vitasoy International Holdings Ltd.	918,304	2,348
	SJM Holdings Ltd.	2,184,639	2,178
	Orient Overseas International Ltd.	224,410	2,109
^,*	MMG Ltd.	2,868,286	2,096
	Fortune REIT	1,580,833	1,984
	First Pacific Co. Ltd.	2,745,939	1,958
	Nexteer Automotive Group Ltd.	919,211	1,957
	Xinyi Solar Holdings Ltd.	4,107,001	1,887
	Man Wah Holdings Ltd.	1,747,052	1,858
^	Haitong International Securities Group Ltd.	2,561,891	1,812
	Swire Pacific Ltd. Class B	1,025,686	1,758
	Champion REIT	2,306,900	1,710
	United Co. RUSAL plc	2,352,339	1,702
	SITC International Holdings Co. Ltd.	1,440,586	1,648
	Johnson Electric Holdings Ltd.	403,019	1,645
*	Freeman FinTech Corp. Ltd.	12,416,762	1,586
^	Value Partners Group Ltd.	1,239,665	1,575
	Great Eagle Holdings Ltd.	299,733	1,574
	NagaCorp Ltd.	1,822,972	1,486
2	BOC Aviation Ltd.	238,625	1,401
	Chow Tai Fook Jewellery Group Ltd.	1,232,818	1,380
	Shui On Land Ltd.	3,943,566	1,368
	Luk Fook Holdings International Ltd.	381,406	1,362
	HKBN Ltd.	1,023,157	1,288

	Dah Sing Financial Holdings Ltd.	189,860	1,280
	Uni-President China Holdings Ltd.	1,394,038	1,278
	China Travel International Investment Hong Kong Ltd.	3,260,268	1,201
	Television Broadcasts Ltd.	330,047	1,178
^	IGG Inc.	1,044,628	1,159
*	Cathay Pacific Airways Ltd.	683,864	1,084
	Shougang Fushan Resources Group Ltd.	4,457,281	1,081
	Dah Sing Banking Group Ltd.	453,956	1,072
	K Wah International Holdings Ltd.	1,481,843	1,063
*	Pacific Basin Shipping Ltd.	4,504,236	1,043
	Towngas China Co. Ltd.	1,235,140	1,034
^	China Goldjoy Group Ltd.	11,375,407	1,015
	Cafe de Coral Holdings Ltd.	378,447	1,001
	L'Occitane International SA	540,123	999
	Kerry Logistics Network Ltd.	681,611	981
	FIH Mobile Ltd.	3,279,581	978
	Guotai Junan International Holdings Ltd.	2,692,336	977
	Shun Tak Holdings Ltd.	2,199,370	946
	Yuexiu REIT	1,392,354	922
	Gemdale Properties & Investment Corp. Ltd.	5,945,080	870
	Giordano International Ltd.	1,568,590	802
*	Esprit Holdings Ltd.	1,989,697	801
	Sunlight REIT	1,092,089	763
*	China Baoli Technologies Holdings Ltd.	37,375,000	749
	Huabao International Holdings Ltd.	963,071	723
*,2	FIT Hon Teng Ltd.	1,150,000	721
	Lifestyle International Holdings Ltd.	454,907	686
*	KuangChi Science Ltd.	2,188,600	632
*,3	Brightoil Petroleum Holdings Ltd.	3,287,379	630
	Hopewell Highway Infrastructure Ltd.	1,010,695	620
	Pacific Textiles Holdings Ltd.	580,697	609
*	China Harmony New Energy Auto Holding Ltd.	826,615	606
	Chow Sang Sang Holdings International Ltd.	249,922	604
	Lai Sun Development Co. Ltd.	326,137	584
	Far East Consortium International Ltd.	1,005,493	581
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,410,301	573
^	Truly International Holdings Ltd.	1,677,603	570
*	Global Brands Group Holding Ltd.	6,517,747	565
	Stella International Holdings Ltd.	386,715	560
	Road King Infrastructure Ltd.	264,814	544
	Goodbaby International Holdings Ltd.	866,975	534
^	Pou Sheng International Holdings Ltd.	2,074,253	519
	Prosperity REIT	1,175,661	514
	HKR International Ltd.	753,630	496
^,*	Panda Green Energy Group Ltd.	4,086,273	480
^	HC International Inc.	634,107	475
	Sun Hung Kai & Co. Ltd.	711,182	464
	SmarTone Telecommunications Holdings Ltd.	396,235	461
	SA Sa International Holdings Ltd.	1,030,953	447
^,*	GCL New Energy Holdings Ltd.	6,003,422	436
	Microport Scientific Corp.	404,219	424
	CP Pokphand Co. Ltd.	5,304,204	420
^,*	United Laboratories International Holdings Ltd.	461,873	404
	CITIC Telecom International Holdings Ltd.	1,316,470	396
	Lee's Pharmaceutical Holdings Ltd.	236,812	394
	Canvest Environmental Protection Group Co. Ltd.	663,675	384
	Emperor Capital Group Ltd.	4,205,145	348
	Dynam Japan Holdings Co. Ltd.	251,944	347

^,3	Town Health International Medical Group Ltd.	3,921,659	346
	China Silver Group Ltd.	1,202,976	342
	Nan Hai Corp. Ltd.	11,392,146	340
	Chong Hing Bank Ltd.	154,236	334
*	COFCO Meat Holdings Ltd.	1,633,007	330
	Singamas Container Holdings Ltd.	1,619,323	324
	Texwinca Holdings Ltd.	585,037	320
^	China LNG Group Ltd.	1,674,344	320
^,*	Honghua Group Ltd.	2,559,517	313
*	China Oceanwide Holdings Ltd.	4,275,081	306
	Liu Chong Hing Investment Ltd.	175,145	300
*	NewOcean Energy Holdings Ltd.	1,179,858	298
*,2	IMAX China Holding Inc.	114,175	294
	Spring REIT	666,427	290
2	Regina Miracle International Holdings Ltd.	315,395	284
^,*	New Provenance Everlasting Holdings Ltd.	14,420,768	272
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	266
^,*	Macau Legend Development Ltd.	1,665,954	263
*	Future World Financial Holdings Ltd.	8,285,507	259
*	G-Resources Group Ltd.	20,033,198	245
^,*	Digital Domain Holdings Ltd.	10,358,031	239
	Ju Teng International Holdings Ltd.	818,334	234
*,3	Convoy Global Holdings Ltd.	10,860,141	232
	China Aerospace International Holdings Ltd.	1,783,189	212
	Parkson Retail Group Ltd.	1,415,650	202
	Emperor Watch & Jewellery Ltd.	3,974,532	201
*	Hong Kong Television Network Ltd.	413,142	195
^,*	China Financial International Investments Ltd.	6,670,113	195
*	Sunshine Oilsands Ltd.	4,781,606	174
	Inspur International Ltd.	522,000	162
*	China Strategic Holdings Ltd.	13,420,800	161
^	EVA Precision Industrial Holdings Ltd.	1,043,049	158
*	China LotSynergy Holdings Ltd.	6,646,914	150
*	Mei Ah Entertainment Group Ltd.	3,025,022	147
2	CGN New Energy Holdings Co. Ltd.	962,897	138
	Shenwan Hongyuan HK Ltd.	378,136	137
^,*	Anton Oilfield Services Group	906,022	133
*	Lifestyle China Group Ltd.	433,899	129
^,*	BOE Varitronix Ltd.	240,699	126
*	CST Group Ltd.	24,009,916	126
*	Technovator International Ltd.	409,938	113
*	New World Department Store China Ltd.	482,000	112
*	Xinchen China Power Holdings Ltd.	744,362	103
^,*	Good Resources Holdings Ltd.	2,247,470	99
^,*	Sino Oil And Gas Holdings Ltd.	12,760,097	98
	New Sports Group Ltd.	1,029,397	96
	Yip's Chemical Holdings Ltd.	238,801	89
^,*	Summit Ascent Holdings Ltd.	774,173	87
*	China Medical & HealthCare Group Ltd.	2,353,039	78
^,*	Qianhai Health Holdings Ltd.	6,485,080	78
	TPV Technology Ltd.	526,218	74
^,*	China Ocean Industry Group Ltd.	8,769,318	71
^,*	Vision Fame International Holding Ltd.	1,380,977	68
*	Tou Rong Chang Fu Group Ltd.	4,020,486	60
*	Silver Base Group Holdings Ltd.	532,160	56
	Henderson Investment Ltd.	518,863	44
*	Yanchang Petroleum International Ltd.	2,560,000	36
*	13 Holdings Ltd.	525,051	26

* Sincere Watch Hong Kong Ltd.	1,620,000	24
* SOCAM Development Ltd.	78,000	20
* China Healthwise Holdings Ltd.	894,000	18
* China Huarong Energy Co. Ltd.	299,800	11
		767,494
Japan (58.4%)
Toyota Motor Corp.	2,956,570	203,700
Mitsubishi UFJ Financial Group Inc.	14,689,072	111,070
SoftBank Group Corp.	973,185	80,860
Honda Motor Co. Ltd.	2,037,286	71,846
Sony Corp.	1,440,339	69,080
Sumitomo Mitsui Financial Group Inc.	1,523,588	68,616
Keyence Corp.	102,933	62,903
FANUC Corp.	221,368	60,083
Nintendo Co. Ltd.	122,595	55,525
Mizuho Financial Group Inc.	28,970,770	54,921
Shin-Etsu Chemical Co. Ltd.	464,750	53,175
KDDI Corp.	2,053,266	52,108
Takeda Pharmaceutical Co. Ltd.	870,024	50,961
Canon Inc.	1,172,311	46,775
Japan Tobacco Inc.	1,363,469	45,185
Nidec Corp.	267,133	42,993
East Japan Railway Co.	424,545	42,376
Hitachi Ltd.	5,271,644	42,067
Mitsubishi Electric Corp.	2,253,814	41,480
Mitsubishi Corp.	1,466,721	41,105
Komatsu Ltd.	1,042,037	40,955
Central Japan Railway Co.	206,752	39,275
Kao Corp.	549,325	38,172
Tokio Marine Holdings Inc.	796,724	37,671
NTT DOCOMO Inc.	1,480,829	36,795
Nippon Telegraph & Telephone Corp.	763,843	36,576
Daikin Industries Ltd.	302,173	36,460
Seven & i Holdings Co. Ltd.	879,249	36,278
Panasonic Corp.	2,431,035	36,094
Denso Corp.	556,903	35,010
Bridgestone Corp.	712,828	34,790
Mitsui & Co. Ltd.	1,913,357	33,665
Tokyo Electron Ltd.	177,784	33,538
Recruit Holdings Co. Ltd.	1,364,312	33,318
SMC Corp.	66,129	32,591
Murata Manufacturing Co. Ltd.	216,393	32,001
ITOCHU Corp.	1,611,092	31,701
Astellas Pharma Inc.	2,302,001	30,274
Daiwa House Industry Co. Ltd.	741,070	29,353
Mitsui Fudosan Co. Ltd.	1,079,460	28,428
ORIX Corp.	1,465,011	27,442
Dai-ichi Life Holdings Inc.	1,293,995	27,287
Suzuki Motor Corp.	468,647	26,917
Fast Retailing Co. Ltd.	58,480	26,175
Kubota Corp.	1,275,405	26,066
Mitsubishi Estate Co. Ltd.	1,347,159	25,912
Daiichi Sankyo Co. Ltd.	740,949	24,876
Nomura Holdings Inc.	3,740,114	24,417
JXTG Holdings Inc.	3,630,159	24,168
Kirin Holdings Co. Ltd.	956,201	23,953
Kyocera Corp.	356,092	23,771

Nissan Motor Co. Ltd.	2,200,730	23,575
Subaru Corp.	698,648	23,271
Shiseido Co. Ltd.	442,638	22,733
Nippon Steel & Sumitomo Metal Corp.	889,389	22,699
Sumitomo Corp.	1,277,401	22,087
Asahi Group Holdings Ltd.	434,741	21,964
Hoya Corp.	427,346	21,950
Otsuka Holdings Co. Ltd.	477,721	21,222
Oriental Land Co. Ltd.	216,690	21,180
MS&AD Insurance Group Holdings Inc.	569,168	19,442
Sumitomo Realty & Development Co. Ltd.	491,520	18,963
Asahi Kasei Corp.	1,419,616	18,625
Japan Post Holdings Co. Ltd.	1,527,120	18,256
Shionogi & Co. Ltd.	328,207	18,166
Sumitomo Mitsui Trust Holdings Inc.	426,736	17,769
Toray Industries Inc.	1,722,478	17,183
Eisai Co. Ltd.	301,134	17,138
Terumo Corp.	348,766	17,070
FUJIFILM Holdings Corp.	441,587	17,022
Secom Co. Ltd.	221,197	16,954
Fujitsu Ltd.	2,211,827	16,331
Sompo Holdings Inc.	403,220	16,191
Nitto Denko Corp.	174,947	16,074
Mitsubishi Chemical Holdings Corp.	1,468,246	16,013
West Japan Railway Co.	208,580	15,690
Resona Holdings Inc.	2,493,924	15,103
Sumitomo Electric Industries Ltd.	858,003	14,685
Daito Trust Construction Co. Ltd.	81,922	14,358
Omron Corp.	224,889	14,096
JFE Holdings Inc.	586,104	13,934
Aeon Co. Ltd.	796,938	13,606
Inpex Corp.	1,041,132	13,578
Marubeni Corp.	1,784,943	13,424
Nitori Holdings Co. Ltd.	84,037	13,408
Daiwa Securities Group Inc.	1,852,476	13,335
Makita Corp.	278,215	13,144
Yaskawa Electric Corp.	253,120	13,100
Chugai Pharmaceutical Co. Ltd.	246,546	13,031
MEIJI Holdings Co. Ltd.	153,399	12,866
Sysmex Corp.	163,411	12,863
Shimano Inc.	88,833	12,733
Sumitomo Metal Mining Co. Ltd.	270,163	12,685
TDK Corp.	136,527	12,638
Sumitomo Chemical Co. Ltd.	1,715,230	12,621
* Toshiba Corp.	4,335,582	12,407
Mitsubishi Heavy Industries Ltd.	328,539	12,397
Ono Pharmaceutical Co. Ltd.	501,001	12,378
Olympus Corp.	319,780	12,319
Taisei Corp.	239,790	12,239
Sekisui House Ltd.	657,925	12,088
Toyota Industries Corp.	184,672	12,072
Aisin Seiki Co. Ltd.	200,452	11,733
Unicharm Corp.	437,734	11,725
T&D Holdings Inc.	646,555	11,593
Tokyo Gas Co. Ltd.	477,234	11,387
Dentsu Inc.	250,973	11,261
Rohm Co. Ltd.	101,119	11,140
Japan Exchange Group Inc.	613,784	11,084

Ajinomoto Co. Inc.	578,734	11,009
MINEBEA MITSUMI Inc.	477,799	10,874
Yamaha Motor Co. Ltd.	316,344	10,569
Isuzu Motors Ltd.	618,854	10,480
Yamato Holdings Co. Ltd.	405,400	10,469
Hankyu Hanshin Holdings Inc.	258,035	10,425
Kajima Corp.	1,039,085	10,316
Kansai Electric Power Co. Inc.	826,616	10,300
Toyota Tsusho Corp.	252,907	10,278
Chubu Electric Power Co. Inc.	799,302	10,073
Yakult Honsha Co. Ltd.	116,538	9,784
Asahi Glass Co. Ltd.	218,624	9,627
TOTO Ltd.	165,066	9,477
MISUMI Group Inc.	312,511	9,462
Tokyu Corp.	559,901	9,391
Obayashi Corp.	769,029	9,285
Koito Manufacturing Co. Ltd.	130,321	9,206
Mazda Motor Corp.	648,732	9,138
Ryohin Keikaku Co. Ltd.	26,790	8,960
Osaka Gas Co. Ltd.	449,865	8,949
NEC Corp.	286,059	8,649
NSK Ltd.	516,210	8,561
NTT Data Corp.	713,657	8,425
LIXIL Group Corp.	298,902	8,423
M3 Inc.	227,494	8,339
Kikkoman Corp.	200,699	8,333
Concordia Financial Group Ltd.	1,350,533	8,235
Rakuten Inc.	904,265	8,183
Kintetsu Group Holdings Co. Ltd.	206,054	8,158
Sekisui Chemical Co. Ltd.	415,560	7,946
Yamaha Corp.	191,661	7,926
Nikon Corp.	401,604	7,832
Shimadzu Corp.	306,840	7,794
* Nexon Co. Ltd.	231,857	7,747
Tobu Railway Co. Ltd.	228,699	7,710
Seiko Epson Corp.	314,713	7,666
Odakyu Electric Railway Co. Ltd.	346,556	7,655
Ricoh Co. Ltd.	775,104	7,640
Dai Nippon Printing Co. Ltd.	339,380	7,589
Kuraray Co. Ltd.	402,367	7,558
Tosoh Corp.	327,673	7,544
Don Quijote Holdings Co. Ltd.	135,352	7,499
Disco Corp.	31,471	7,422
Bandai Namco Holdings Inc.	222,243	7,273
SUMCO Corp.	266,052	7,241
Yahoo Japan Corp.	1,486,188	7,168
* Tokyo Electric Power Co. Holdings Inc.	1,756,807	7,134
Daifuku Co. Ltd.	105,664	7,114
Trend Micro Inc.	130,322	7,055
Stanley Electric Co. Ltd.	172,249	7,011
Oji Holdings Corp.	1,019,409	7,004
Tohoku Electric Power Co. Inc.	538,340	6,968
Brother Industries Ltd.	268,057	6,886
Kawasaki Heavy Industries Ltd.	165,855	6,868
Suntory Beverage & Food Ltd.	141,914	6,807
Shimizu Corp.	650,048	6,686
Showa Denko KK	143,559	6,679
Santen Pharmaceutical Co. Ltd.	409,807	6,654

	Nissan Chemical Industries Ltd.	160,842	6,576
	Nabtesco Corp.	137,121	6,520
	Chiba Bank Ltd.	748,066	6,512
	Mitsui Chemicals Inc.	206,188	6,501
	Shizuoka Bank Ltd.	605,399	6,474
*	Renesas Electronics Corp.	541,864	6,385
	FamilyMart UNY Holdings Co. Ltd.	94,533	6,358
	Nippon Paint Holdings Co. Ltd.	176,679	6,351
	Keio Corp.	132,825	6,325
	Idemitsu Kosan Co. Ltd.	166,408	6,247
	Japan Post Bank Co. Ltd.	459,903	6,225
	Alps Electric Co. Ltd.	215,120	6,216
	Konami Holdings Corp.	107,306	6,183
	Obic Co. Ltd.	78,588	6,142
	Nippon Express Co. Ltd.	85,151	6,136
	NGK Insulators Ltd.	299,905	6,136
^,*	Sharp Corp.	162,608	6,087
	Start Today Co. Ltd.	205,168	6,062
	Yokogawa Electric Corp.	283,264	6,043
	Mitsubishi Gas Chemical Co. Inc.	212,990	6,037
	Nissin Foods Holdings Co. Ltd.	80,825	5,997
	Nisshin Seifun Group Inc.	298,305	5,997
	Sumitomo Heavy Industries Ltd.	130,303	5,976
	Kyushu Railway Co.	185,670	5,971
	SBI Holdings Inc.	242,172	5,887
	Fuji Electric Co. Ltd.	712,001	5,878
	Taiheiyo Cement Corp.	136,236	5,782
	Hisamitsu Pharmaceutical Co. Inc.	84,103	5,764
	Kyowa Hakko Kirin Co. Ltd.	295,302	5,761
	NGK Spark Plug Co. Ltd.	217,287	5,754
	Kyushu Electric Power Co. Inc.	522,778	5,747
	Tsuruha Holdings Inc.	41,031	5,730
	Toppan Printing Co. Ltd.	600,430	5,660
	Hoshizaki Corp.	59,556	5,650
	THK Co. Ltd.	135,099	5,644
	Kose Corp.	32,666	5,641
	NH Foods Ltd.	233,520	5,625
	Keikyu Corp.	284,104	5,615
	Nomura Research Institute Ltd.	120,913	5,583
	Amada Holdings Co. Ltd.	374,669	5,573
	USS Co. Ltd.	248,157	5,558
	Aozora Bank Ltd.	136,421	5,541
	Nagoya Railroad Co. Ltd.	208,750	5,511
	Hirose Electric Co. Ltd.	36,468	5,491
	Hamamatsu Photonics KK	147,939	5,489
	Kansai Paint Co. Ltd.	221,086	5,469
	Mitsubishi Materials Corp.	146,868	5,468
	Hitachi Construction Machinery Co. Ltd.	120,737	5,431
	Keisei Electric Railway Co. Ltd.	159,652	5,422
	Electric Power Development Co. Ltd.	189,908	5,413
	ANA Holdings Inc.	132,568	5,408
	Hulic Co. Ltd.	421,738	5,362
	Mitsubishi Motors Corp.	719,691	5,355
	Lion Corp.	284,421	5,337
	J Front Retailing Co. Ltd.	288,738	5,307
	JGC Corp.	242,414	5,268
	Mebuki Financial Group Inc.	1,147,970	5,241
	Mitsubishi Tanabe Pharma Corp.	252,002	5,125

	Haseko Corp.	327,291	5,118
	Konica Minolta Inc.	510,741	5,113
	JSR Corp.	213,668	5,079
	Alfresa Holdings Corp.	207,400	5,048
	Japan Airlines Co. Ltd.	133,140	5,031
	Fukuoka Financial Group Inc.	858,623	4,996
	IHI Corp.	148,265	4,980
	Otsuka Corp.	58,887	4,958
	Isetan Mitsukoshi Holdings Ltd.	412,213	4,952
	Seibu Holdings Inc.	244,704	4,905
	Yamada Denki Co. Ltd.	820,473	4,872
	Persol Holdings Co. Ltd.	194,611	4,862
	CyberAgent Inc.	110,553	4,807
	Pigeon Corp.	122,895	4,805
	Tokyu Fudosan Holdings Corp.	603,658	4,779
	Coca-Cola Bottlers Japan Holdings Inc.	132,999	4,712
*	Nippon Yusen KK	186,359	4,685
	Ebara Corp.	113,930	4,677
	JTEKT Corp.	258,710	4,645
	Kobayashi Pharmaceutical Co. Ltd.	70,114	4,644
	Toho Co. Ltd.	136,099	4,615
	Asahi Intecc Co. Ltd.	120,076	4,613
	Advantest Corp.	214,549	4,585
	Bank of Kyoto Ltd.	81,235	4,577
	Sojitz Corp.	1,409,665	4,564
	Teijin Ltd.	202,306	4,485
	Mitsui OSK Lines Ltd.	124,265	4,477
	Marui Group Co. Ltd.	241,058	4,406
	Nihon M&A Center Inc.	73,506	4,386
	Taisho Pharmaceutical Holdings Co. Ltd.	52,710	4,293
	Toyo Suisan Kaisha Ltd.	104,775	4,263
	Sohgo Security Services Co. Ltd.	78,289	4,260
	Sumitomo Rubber Industries Ltd.	216,045	4,208
	Hakuhodo DY Holdings Inc.	279,043	4,201
	Kurita Water Industries Ltd.	127,164	4,175
	Hino Motors Ltd.	313,156	4,164
	Denka Co. Ltd.	103,571	4,140
	Daicel Corp.	337,679	4,106
	Suruga Bank Ltd.	200,283	4,061
	Nippon Shinyaku Co. Ltd.	58,960	4,044
	Square Enix Holdings Co. Ltd.	87,954	4,018
	Furukawa Electric Co. Ltd.	72,973	4,011
	Suzuken Co. Ltd.	92,893	3,960
	Rinnai Corp.	41,636	3,931
	Nippon Electric Glass Co. Ltd.	94,164	3,893
	Casio Computer Co. Ltd.	255,260	3,887
^,*	PeptiDream Inc.	94,230	3,872
	Tokyo Tatemono Co. Ltd.	237,939	3,836
	Matsumotokiyoshi Holdings Co. Ltd.	93,234	3,831
	SCREEN Holdings Co. Ltd.	43,917	3,828
	Ulvac Inc.	56,475	3,786
	Air Water Inc.	175,969	3,776
	Lawson Inc.	55,371	3,755
	Sony Financial Holdings Inc.	203,510	3,743
	Hikari Tsushin Inc.	25,595	3,731
	DIC Corp.	93,819	3,713
*	Kobe Steel Ltd.	349,206	3,636
	Kewpie Corp.	126,674	3,624

Chugoku Electric Power Co. Inc.	326,867	3,621
Keihan Holdings Co. Ltd.	113,543	3,600
Ube Industries Ltd.	119,500	3,570
Hitachi High-Technologies Corp.	75,581	3,569
Azbil Corp.	76,198	3,551
MediPal Holdings Corp.	181,251	3,538
Credit Saison Co. Ltd.	193,025	3,527
Mabuchi Motor Co. Ltd.	59,261	3,526
Mitsui Mining & Smelting Co. Ltd.	62,745	3,524
Relo Group Inc.	116,716	3,466
Takashimaya Co. Ltd.	330,114	3,435
Kagome Co. Ltd.	91,634	3,423
AEON Financial Service Co. Ltd.	136,731	3,421
Asics Corp.	204,705	3,380
COMSYS Holdings Corp.	120,514	3,371
Mitsubishi UFJ Lease & Finance Co. Ltd.	516,619	3,348
Nichirei Corp.	124,501	3,342
Shinsei Bank Ltd.	190,173	3,325
Pola Orbis Holdings Inc.	84,652	3,314
Tokai Carbon Co. Ltd.	226,886	3,307
Nifco Inc.	46,905	3,291
Nankai Electric Railway Co. Ltd.	126,090	3,286
Iida Group Holdings Co. Ltd.	164,138	3,257
Nomura Real Estate Holdings Inc.	135,920	3,256
Showa Shell Sekiyu KK	228,327	3,246
TIS Inc.	91,125	3,233
Sundrug Co. Ltd.	74,693	3,215
Miura Co. Ltd.	111,243	3,178
Sanwa Holdings Corp.	228,674	3,177
Cosmo Energy Holdings Co. Ltd.	80,501	3,169
Sega Sammy Holdings Inc.	225,767	3,160
Calbee Inc.	88,950	3,143
Benesse Holdings Inc.	82,218	3,098
Toyo Seikan Group Holdings Ltd.	189,131	3,066
Aeon Mall Co. Ltd.	138,801	3,059
Ezaki Glico Co. Ltd.	59,558	3,039
Hitachi Metals Ltd.	222,486	3,036
Fujikura Ltd.	308,022	3,028
Gunma Bank Ltd.	499,572	3,023
Yokohama Rubber Co. Ltd.	117,812	3,008
House Foods Group Inc.	86,154	3,002
Topcon Corp.	117,414	2,989
Yamaguchi Financial Group Inc.	253,804	2,984
Kaneka Corp.	319,650	2,975
NOK Corp.	127,029	2,963
Hiroshima Bank Ltd.	352,126	2,960
Seino Holdings Co. Ltd.	177,610	2,954
Horiba Ltd.	45,720	2,949
Yamazaki Baking Co. Ltd.	149,341	2,946
Toho Gas Co. Ltd.	100,282	2,945
Rohto Pharmaceutical Co. Ltd.	109,547	2,944
Oracle Corp. Japan	36,217	2,925
Tokyo Century Corp.	53,683	2,905
Park24 Co. Ltd.	115,712	2,895
Hachijuni Bank Ltd.	486,706	2,894
Shimamura Co. Ltd.	24,551	2,886
Miraca Holdings Inc.	63,142	2,884
Hitachi Chemical Co. Ltd.	112,303	2,877

	Zenkoku Hosho Co. Ltd.	61,265	2,872
	Bic Camera Inc.	185,293	2,859
	Ito En Ltd.	68,234	2,825
	Sumitomo Dainippon Pharma Co. Ltd.	190,962	2,819
	Nippon Kayaku Co. Ltd.	190,218	2,808
	Seven Bank Ltd.	753,372	2,785
	Kakaku.com Inc.	158,469	2,784
	Izumi Co. Ltd.	43,815	2,784
	Sumitomo Forestry Co. Ltd.	157,286	2,710
	DeNA Co. Ltd.	123,935	2,692
	Kyushu Financial Group Inc.	445,891	2,679
	Penta-Ocean Construction Co. Ltd.	345,175	2,667
	Taiyo Nippon Sanso Corp.	171,432	2,665
	TS Tech Co. Ltd.	62,161	2,664
	DMG Mori Co. Ltd.	115,324	2,641
	Sankyu Inc.	56,468	2,636
	Chugoku Bank Ltd.	199,901	2,635
	Takara Holdings Inc.	213,279	2,632
	Iyo Bank Ltd.	318,725	2,632
	Daiichikosho Co. Ltd.	47,807	2,611
	Tsumura & Co.	77,465	2,611
	Itochu Techno-Solutions Corp.	59,107	2,605
	Kyowa Exeo Corp.	100,084	2,598
	K's Holdings Corp.	92,930	2,596
	Glory Ltd.	66,143	2,591
	Welcia Holdings Co. Ltd.	60,782	2,586
^,*	Kawasaki Kisen Kaisha Ltd.	96,914	2,577
	Kamigumi Co. Ltd.	116,285	2,559
	Nippon Shokubai Co. Ltd.	35,552	2,532
	Zeon Corp.	167,714	2,531
	Sotetsu Holdings Inc.	91,238	2,522
	Kinden Corp.	149,921	2,509
	Citizen Watch Co. Ltd.	326,181	2,506
	NTN Corp.	483,017	2,491
	Nishi-Nippon Railroad Co. Ltd.	89,047	2,489
^	Skylark Co. Ltd.	172,008	2,479
	Nisshinbo Holdings Inc.	173,111	2,469
	Nishi-Nippon Financial Holdings Inc.	187,742	2,466
	Aica Kogyo Co. Ltd.	63,455	2,459
	Shima Seiki Manufacturing Ltd.	33,868	2,458
	Leopalace21 Corp.	294,876	2,450
	Nagase & Co. Ltd.	133,685	2,438
	GS Yuasa Corp.	449,193	2,421
	Toyo Tire & Rubber Co. Ltd.	113,230	2,418
	Tadano Ltd.	138,066	2,417
	Tokuyama Corp.	75,382	2,400
	Daido Steel Co. Ltd.	40,045	2,369
	Morinaga & Co. Ltd.	45,110	2,345
	Japan Steel Works Ltd.	74,281	2,330
	Sugi Holdings Co. Ltd.	43,231	2,305
	Toyoda Gosei Co. Ltd.	86,459	2,301
	OKUMA Corp.	33,240	2,295
	SCSK Corp.	49,305	2,272
	Aoyama Trading Co. Ltd.	57,582	2,268
	Hokuhoku Financial Group Inc.	150,405	2,262
	Taiyo Yuden Co. Ltd.	133,581	2,261
	Sapporo Holdings Ltd.	74,708	2,252
	Japan Airport Terminal Co. Ltd.	57,283	2,225

Nipro Corp.	144,348	2,220
Amano Corp.	81,480	2,214
Anritsu Corp.	171,753	2,212
MonotaRO Co. Ltd.	69,829	2,209
Maruichi Steel Tube Ltd.	73,027	2,198
77 Bank Ltd.	83,670	2,196
Capcom Co. Ltd.	57,184	2,188
NHK Spring Co. Ltd.	194,541	2,168
Morinaga Milk Industry Co. Ltd.	45,613	2,152
NOF Corp.	79,872	2,150
Dowa Holdings Co. Ltd.	51,529	2,148
OSG Corp.	84,197	2,141
Nippon Gas Co. Ltd.	50,617	2,138
Nihon Kohden Corp.	90,451	2,135
Tokyo Seimitsu Co. Ltd.	48,721	2,133
Wacoal Holdings Corp.	69,267	2,130
TechnoPro Holdings Inc.	38,741	2,127
H2O Retailing Corp.	104,800	2,126
^ Shikoku Electric Power Co. Inc.	185,725	2,110
* SG Holdings Co. Ltd.	90,600	2,100
Maeda Corp.	152,377	2,094
Toda Corp.	262,920	2,071
SHO-BOND Holdings Co. Ltd.	25,693	2,067
Kaken Pharmaceutical Co. Ltd.	39,239	2,056
Ushio Inc.	134,037	2,056
Hanwa Co. Ltd.	42,129	2,055
Japan Post Insurance Co. Ltd.	77,428	2,053
Nippon Paper Industries Co. Ltd.	107,809	2,053
Nippon Light Metal Holdings Co. Ltd.	695,346	2,051
Nihon Parkerizing Co. Ltd.	117,651	2,045
ADEKA Corp.	114,938	2,041
Kyudenko Corp.	44,418	2,040
Tokai Tokyo Financial Holdings Inc.	263,334	2,017
Toagosei Co. Ltd.	155,814	2,017
* Acom Co. Ltd.	460,626	2,015
Tokyo Ohka Kogyo Co. Ltd.	43,616	2,002
Sumitomo Osaka Cement Co. Ltd.	424,261	1,997
Mitsubishi Logistics Corp.	75,800	1,992
Zensho Holdings Co. Ltd.	113,370	1,988
Jafco Co. Ltd.	34,455	1,961
Kenedix Inc.	307,508	1,959
Sawai Pharmaceutical Co. Ltd.	42,948	1,955
Rengo Co. Ltd.	238,626	1,936
Ain Holdings Inc.	31,607	1,935
Open House Co. Ltd.	32,862	1,932
Sankyo Co. Ltd.	58,878	1,913
Resorttrust Inc.	80,194	1,911
Fuji Machine Manufacturing Co. Ltd.	90,236	1,909
Toyobo Co. Ltd.	99,992	1,908
San-In Godo Bank Ltd.	183,098	1,898
ABC-Mart Inc.	28,966	1,885
Ibiden Co. Ltd.	120,379	1,877
* LINE Corp.	41,910	1,873
Okumura Corp.	42,985	1,860
Fuji Seal International Inc.	53,303	1,854
Shimachu Co. Ltd.	56,188	1,853
Hazama Ando Corp.	224,159	1,844
Kokuyo Co. Ltd.	97,707	1,816

CKD Corp.	65,845	1,788
Japan Lifeline Co. Ltd.	70,508	1,787
Daishi Bank Ltd.	36,749	1,744
Lintec Corp.	60,867	1,744
Nikkon Holdings Co. Ltd.	63,953	1,744
Ariake Japan Co. Ltd.	20,017	1,740
Nippon Suisan Kaisha Ltd.	325,075	1,735
Cosmos Pharmaceutical Corp.	9,659	1,727
Mitsui Engineering & Shipbuilding Co. Ltd.	95,857	1,710
Ship Healthcare Holdings Inc.	52,505	1,709
Fuji Oil Holdings Inc.	55,690	1,699
Shochiku Co. Ltd.	11,356	1,685
Nichias Corp.	122,479	1,669
Chiyoda Corp.	174,008	1,655
Outsourcing Inc.	87,130	1,651
GMO Payment Gateway Inc.	18,623	1,639
NTT Urban Development Corp.	123,697	1,625
Autobacs Seven Co. Ltd.	80,714	1,616
Nihon Unisys Ltd.	75,999	1,602
Hokuriku Electric Power Co.	194,442	1,591
Nishimatsu Construction Co. Ltd.	55,941	1,590
Fuyo General Lease Co. Ltd.	21,411	1,575
Tsubakimoto Chain Co.	186,220	1,573
Meitec Corp.	28,481	1,567
Sumitomo Bakelite Co. Ltd.	182,252	1,566
PALTAC Corp.	35,152	1,561
Topre Corp.	50,812	1,550
Toyota Boshoku Corp.	72,126	1,548
Canon Marketing Japan Inc.	56,089	1,545
Iwatani Corp.	44,511	1,540
Itoham Yonekyu Holdings Inc.	167,436	1,538
Tomy Co. Ltd.	100,986	1,529
Pilot Corp.	30,584	1,520
NET One Systems Co. Ltd.	100,112	1,516
Musashino Bank Ltd.	42,951	1,515
Oki Electric Industry Co. Ltd.	104,110	1,515
Megmilk Snow Brand Co. Ltd.	52,106	1,505
Mandom Corp.	42,027	1,501
Digital Garage Inc.	44,848	1,496
TOKAI Holdings Corp.	154,775	1,495
Kureha Corp.	20,726	1,493
Trusco Nakayama Corp.	50,318	1,492
Sangetsu Corp.	74,105	1,476
Lasertec Corp.	41,123	1,473
Shiga Bank Ltd.	272,821	1,472
Maeda Road Construction Co. Ltd.	65,729	1,467
Hitachi Capital Corp.	53,002	1,464
Nachi-Fujikoshi Corp.	208,139	1,459
Toho Holdings Co. Ltd.	62,460	1,451
Noevir Holdings Co. Ltd.	17,827	1,450
Fukuyama Transporting Co. Ltd.	37,545	1,450
Takasago Thermal Engineering Co. Ltd.	76,298	1,445
Inaba Denki Sangyo Co. Ltd.	30,480	1,438
KYB Corp.	21,827	1,423
Kanematsu Corp.	104,014	1,423
Duskin Co. Ltd.	54,695	1,421
Hokkaido Electric Power Co. Inc.	217,770	1,420
Okamura Corp.	100,723	1,410

Hitachi Transport System Ltd.	53,699	1,396
Exedy Corp.	39,463	1,385
Iriso Electronics Co. Ltd.	21,507	1,365
Tokai Rika Co. Ltd.	62,570	1,361
HIS Co. Ltd.	37,248	1,349
Taikisha Ltd.	38,567	1,347
FP Corp.	25,493	1,347
Awa Bank Ltd.	211,116	1,346
Daiseki Co. Ltd.	44,820	1,345
GMO Internet Inc.	73,412	1,345
Yoshinoya Holdings Co. Ltd.	75,902	1,344
Toyo Ink SC Holdings Co. Ltd.	219,111	1,334
Nippo Corp.	57,763	1,328
Koei Tecmo Holdings Co. Ltd.	59,573	1,320
Juroku Bank Ltd.	45,237	1,320
Ci:z Holdings Co. Ltd.	24,600	1,312
Unipres Corp.	49,120	1,309
Kumagai Gumi Co. Ltd.	46,237	1,308
Colowide Co. Ltd.	64,637	1,300
Yamato Kogyo Co. Ltd.	45,254	1,297
Fujitec Co. Ltd.	93,740	1,294
Senshu Ikeda Holdings Inc.	335,264	1,291
Nichiha Corp.	31,868	1,284
United Arrows Ltd.	28,978	1,275
Heiwa Corp.	63,556	1,274
Round One Corp.	68,601	1,272
DCM Holdings Co. Ltd.	128,262	1,271
Sakata Seed Corp.	36,050	1,267
Fancl Corp.	40,234	1,266
Tsubaki Nakashima Co. Ltd.	44,302	1,265
Kandenko Co. Ltd.	114,514	1,264
Kiyo Bank Ltd.	75,400	1,259
Keiyo Bank Ltd.	259,906	1,250
^ GungHo Online Entertainment Inc.	430,750	1,242
cocokara fine Inc.	20,715	1,241
EDION Corp.	96,957	1,240
Kotobuki Spirits Co. Ltd.	20,313	1,239
Tokyo Dome Corp.	127,967	1,223
Ai Holdings Corp.	45,536	1,218
Okasan Securities Group Inc.	177,256	1,216
FCC Co. Ltd.	45,038	1,211
^ Sanrio Co. Ltd.	70,276	1,210
* Aiful Corp.	330,242	1,200
Ryosan Co. Ltd.	31,078	1,195
Yaoko Co. Ltd.	24,501	1,192
Hokkoku Bank Ltd.	28,184	1,192
Yodogawa Steel Works Ltd.	38,270	1,187
Kissei Pharmaceutical Co. Ltd.	41,952	1,185
Hyakugo Bank Ltd.	234,038	1,183
Fujitsu General Ltd.	59,640	1,181
Okinawa Electric Power Co. Inc.	45,576	1,164
^ Daio Paper Corp.	84,666	1,158
Takuma Co. Ltd.	84,852	1,153
Japan Petroleum Exploration Co. Ltd.	41,637	1,151
Valor Holdings Co. Ltd.	47,825	1,151
Matsui Securities Co. Ltd.	120,323	1,147
^ Nissha Co. Ltd.	43,928	1,145
Hitachi Zosen Corp.	210,634	1,144

Onward Holdings Co. Ltd.	132,959	1,143
Ogaki Kyoritsu Bank Ltd.	44,019	1,142
NS Solutions Corp.	42,348	1,141
Gunze Ltd.	18,322	1,138
Makino Milling Machine Co. Ltd.	100,567	1,137
Maruha Nichiro Corp.	38,332	1,132
North Pacific Bank Ltd.	323,093	1,127
Komeri Co. Ltd.	38,970	1,124
Paramount Bed Holdings Co. Ltd.	21,211	1,118
Mitsubishi Pencil Co. Ltd.	49,692	1,109
Daikyonishikawa Corp.	67,745	1,107
Maxell Holdings Ltd.	47,702	1,102
Joyful Honda Co. Ltd.	32,957	1,100
Tokyo Steel Manufacturing Co. Ltd.	123,449	1,095
Hyakujushi Bank Ltd.	307,789	1,084
Senko Group Holdings Co. Ltd.	150,310	1,081
Orient Corp.	652,745	1,080
KH Neochem Co. Ltd.	36,937	1,079
ZERIA Pharmaceutical Co. Ltd.	53,805	1,077
Mochida Pharmaceutical Co. Ltd.	13,940	1,070
KYORIN Holdings Inc.	56,487	1,068
^ Financial Products Group Co. Ltd.	69,718	1,066
Nippon Seiki Co. Ltd.	51,391	1,065
Totetsu Kogyo Co. Ltd.	32,770	1,064
Kyoritsu Maintenance Co. Ltd.	25,788	1,064
Takeuchi Manufacturing Co. Ltd.	40,741	1,060
Hokuetsu Kishu Paper Co. Ltd.	161,256	1,060
Prima Meat Packers Ltd.	154,325	1,056
Toshiba Machine Co. Ltd.	127,469	1,046
Hosiden Corp.	62,834	1,045
Tokyo TY Financial Group Inc.	37,565	1,040
Keihin Corp.	49,799	1,038
Alpine Electronics Inc.	45,613	1,035
Takara Standard Co. Ltd.	62,481	1,034
Seiren Co. Ltd.	49,882	1,030
Arcs Co. Ltd.	44,341	1,030
Daihen Corp.	107,536	1,027
Transcosmos Inc.	38,477	1,023
San-A Co. Ltd.	20,716	1,023
* Nippon Sheet Glass Co. Ltd.	112,382	1,018
Nippon Soda Co. Ltd.	147,364	1,015
V Technology Co. Ltd.	5,079	1,012
Nomura Co. Ltd.	44,720	1,011
Nippon Steel & Sumikin Bussan Corp.	16,435	1,009
SMS Co. Ltd.	28,384	1,009
Futaba Corp.	45,235	1,009
Furukawa Co. Ltd.	44,047	1,004
Nissin Kogyo Co. Ltd.	52,823	997
Optex Group Co. Ltd.	15,534	995
Sumitomo Mitsui Construction Co. Ltd.	174,032	993
Goldwin Inc.	9,558	987
Eizo Corp.	20,810	980
Bank of Okinawa Ltd.	24,280	980
Nippon Television Holdings Inc.	55,462	977
TPR Co. Ltd.	30,072	968
Nanto Bank Ltd.	33,921	967
TOMONY Holdings Inc.	195,108	966
Yamazen Corp.	79,192	965

	Starts Corp. Inc.	34,460	962
	Shibuya Corp.	22,404	961
	Meidensha Corp.	229,076	959
	Nippon Flour Mills Co. Ltd.	61,363	952
	Macnica Fuji Electronics Holdings Inc.	34,259	950
	Descente Ltd.	51,688	942
	Nitto Boseki Co. Ltd.	31,269	941
	Kanamoto Co. Ltd.	30,375	939
	Nichicon Corp.	69,314	934
	Central Glass Co. Ltd.	41,416	927
	Obara Group Inc.	13,345	923
	Tokyo Broadcasting System Holdings Inc.	38,137	919
	NSD Co. Ltd.	43,426	918
	Mirait Holdings Corp.	61,938	918
	MOS Food Services Inc.	30,086	914
	Hogy Medical Co. Ltd.	12,048	914
	Sumitomo Warehouse Co. Ltd.	122,472	913
	Wacom Co. Ltd.	157,231	910
	Taiyo Holdings Co. Ltd.	18,420	899
	Sanken Electric Co. Ltd.	122,484	898
	S Foods Inc.	20,536	896
^	Siix Corp.	19,618	891
	Ichigo Inc.	214,643	891
	Heiwado Co. Ltd.	40,562	888
	IBJ Leasing Co. Ltd.	33,766	888
	Toho Zinc Co. Ltd.	14,538	886
	Token Corp.	7,666	882
	Nippon Densetsu Kogyo Co. Ltd.	40,038	881
	Kintetsu World Express Inc.	39,935	881
	Nitta Corp.	20,811	880
	Okamoto Industries Inc.	77,655	880
	San-Ai Oil Co. Ltd.	60,142	879
	Kusuri no Aoki Holdings Co. Ltd.	16,726	877
	Yokogawa Bridge Holdings Corp.	33,959	875
	Aida Engineering Ltd.	61,934	874
	Nojima Corp.	36,150	871
	Nisshin Steel Co. Ltd.	51,588	870
^,*	Japan Display Inc.	398,039	866
	Idec Corp.	29,479	863
	Shinmaywa Industries Ltd.	89,629	862
	Bank of Nagoya Ltd.	22,218	857
	Ryobi Ltd.	28,677	856
	As One Corp.	13,242	854
	Saizeriya Co. Ltd.	28,081	852
	Fuji Media Holdings Inc.	51,484	846
	Benefit One Inc.	33,460	845
	Japan Material Co. Ltd.	21,312	838
	Seiko Holdings Corp.	29,093	838
^	Japan Aviation Electronics Industry Ltd.	49,791	837
	Kitz Corp.	96,488	835
	Daiwabo Holdings Co. Ltd.	18,716	834
	Tsugami Corp.	55,762	834
	Maruwa Co. Ltd.	9,262	830
	Nikkiso Co. Ltd.	69,520	825
	Kato Sangyo Co. Ltd.	22,999	823
^,*	euglena Co. Ltd.	84,108	822
	EPS Holdings Inc.	33,649	818
	Toridoll Holdings Corp.	23,300	818

Infomart Corp.	114,816	813
^ Royal Holdings Co. Ltd.	29,679	812
Atom Corp.	91,751	807
Mani Inc.	22,805	807
JCR Pharmaceuticals Co. Ltd.	16,033	806
Menicon Co. Ltd.	26,692	805
^ Aomori Bank Ltd.	24,310	803
Funai Soken Holdings Inc.	33,756	803
Shindengen Electric Manufacturing Co. Ltd.	8,664	802
Seikagaku Corp.	51,322	802
Chudenko Corp.	27,582	800
Takara Bio Inc.	49,286	796
Piolax Inc.	26,488	795
Nissan Shatai Co. Ltd.	75,010	792
Zenrin Co. Ltd.	22,997	791
UACJ Corp.	29,269	790
Sanyo Denki Co. Ltd.	9,859	788
Sushiro Global Holdings Ltd.	19,717	786
Star Micronics Co. Ltd.	37,343	785
Sato Holdings Corp.	24,293	784
Noritz Corp.	39,641	784
Tokyu Construction Co. Ltd.	71,380	776
^ ASKUL Corp.	23,205	776
Toshiba Plant Systems & Services Corp.	39,031	770
Japan Wool Textile Co. Ltd.	71,200	768
Noritake Co. Ltd.	14,340	767
Monex Group Inc.	206,118	766
Koa Corp.	31,369	763
Toshiba TEC Corp.	125,438	762
Heiwa Real Estate Co. Ltd.	38,635	762
Sakata INX Corp.	44,906	761
DTS Corp.	20,706	758
Eiken Chemical Co. Ltd.	17,028	756
Toho Bank Ltd.	208,150	754
Fuji Soft Inc.	21,903	754
Morita Holdings Corp.	41,116	754
Hitachi Kokusai Electric Inc.	26,370	753
J Trust Co. Ltd.	109,043	752
Nisshin Oillio Group Ltd.	24,890	751
Toei Co. Ltd.	7,268	749
* Ishihara Sangyo Kaisha Ltd.	39,439	748
Tocalo Co. Ltd.	14,839	745
Earth Chemical Co. Ltd.	14,239	744
Unizo Holdings Co. Ltd.	25,792	744
Megachips Corp.	19,517	742
Aeon Delight Co. Ltd.	20,114	735
Mitsui Sugar Co. Ltd.	17,229	734
Kumiai Chemical Industry Co. Ltd.	113,137	733
Ichibanya Co. Ltd.	17,824	733
Yamagata Bank Ltd.	33,058	728
Kohnan Shoji Co. Ltd.	28,877	728
Yamanashi Chuo Bank Ltd.	171,284	727
Bank of Iwate Ltd.	17,724	725
Asahi Diamond Industrial Co. Ltd.	58,660	725
^ JINS Inc.	15,830	724
Inabata & Co. Ltd.	47,198	717
Kameda Seika Co. Ltd.	14,738	715
TSI Holdings Co. Ltd.	100,684	714

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,519	714
Dexerials Corp.	50,980	711
Musashi Seimitsu Industry Co. Ltd.	22,202	710
Hiday Hidaka Corp.	22,386	710
Doutor Nichires Holdings Co. Ltd.	29,871	710
Koshidaka Holdings Co. Ltd.	12,767	708
^ Fuji Kyuko Co. Ltd.	23,893	708
Pacific Industrial Co. Ltd.	46,492	707
Kurabo Industries Ltd.	216,045	701
Jaccs Co. Ltd.	27,084	699
Justsystems Corp.	36,042	698
Nagaileben Co. Ltd.	27,183	698
Dip Corp.	21,706	693
Daikyo Inc.	32,664	692
Tokyotokeiba Co. Ltd.	16,930	689
Sintokogio Ltd.	53,278	686
Tamura Corp.	86,347	685
* Macromill Inc.	26,887	685
Foster Electric Co. Ltd.	22,998	681
NEC Networks & System Integration Corp.	25,295	678
Systena Corp.	19,620	677
Chiyoda Co. Ltd.	27,287	677
Arata Corp.	13,049	676
* Pioneer Corp.	315,541	673
Nichi-iko Pharmaceutical Co. Ltd.	43,005	673
AOKI Holdings Inc.	44,323	672
Kura Corp.	11,055	671
Showa Sangyo Co. Ltd.	25,886	669
Miroku Jyoho Service Co. Ltd.	21,712	665
Showa Corp.	52,772	664
Komori Corp.	49,787	662
Asahi Holdings Inc.	33,358	662
KOMEDA Holdings Co. Ltd.	34,458	662
Sekisui Jushi Corp.	28,971	661
Belluna Co. Ltd.	53,677	661
Gree Inc.	100,639	655
Oita Bank Ltd.	16,529	652
BML Inc.	24,003	647
Nippon Signal Co. Ltd.	61,421	647
Geo Holdings Corp.	31,664	645
Milbon Co. Ltd.	19,314	642
Juki Corp.	33,563	640
^ Matsuya Co. Ltd.	44,819	639
TOC Co. Ltd.	73,892	639
Press Kogyo Co. Ltd.	99,893	636
^ Axial Retailing Inc.	15,434	632
Fuso Chemical Co. Ltd.	21,912	631
Internet Initiative Japan Inc.	28,973	631
Shinko Electric Industries Co. Ltd.	74,093	630
Saibu Gas Co. Ltd.	23,992	630
Sinfonia Technology Co. Ltd.	145,394	625
Sogo Medical Co. Ltd.	10,359	625
Sanyo Special Steel Co. Ltd.	24,577	624
Hamakyorex Co. Ltd.	17,929	620
Konoike Transport Co. Ltd.	33,959	620
Nishimatsuya Chain Co. Ltd.	52,580	619
^ Kanto Denka Kogyo Co. Ltd.	52,387	618
Chubu Shiryo Co. Ltd.	28,679	618

Max Co. Ltd.	44,218	618
Topy Industries Ltd.	18,918	618
YAMABIKO Corp.	37,247	614
Shikoku Chemicals Corp.	36,844	614
^ Zojirushi Corp.	49,898	613
Joshin Denki Co. Ltd.	18,914	613
ESPEC Corp.	21,712	610
Yuasa Trading Co. Ltd.	17,026	609
Adastria Co. Ltd.	28,472	608
Modec Inc.	21,809	606
SKY Perfect JSAT Holdings Inc.	127,830	606
Nippon Denko Co. Ltd.	128,576	605
Nippon Chemi-Con Corp.	17,796	604
Marusan Securities Co. Ltd.	61,729	604
TKC Corp.	16,532	604
Daibiru Corp.	47,487	600
JVC Kenwood Corp.	153,475	595
Oiles Corp.	28,471	593
Belc Co. Ltd.	10,258	591
Nissei ASB Machine Co. Ltd.	8,963	591
^ Noritsu Koki Co. Ltd.	23,505	590
* Sanden Holdings Corp.	26,991	590
JCU Corp.	12,249	590
Ichikoh Industries Ltd.	62,744	589
Create SD Holdings Co. Ltd.	24,099	586
Raito Kogyo Co. Ltd.	51,588	586
kabu.com Securities Co. Ltd.	162,629	585
Fukui Bank Ltd.	23,996	585
Ohsho Food Service Corp.	12,450	583
Kyokuto Kaihatsu Kogyo Co. Ltd.	33,262	582
Japan Securities Finance Co. Ltd.	97,181	582
DyDo Group Holdings Inc.	10,159	581
Relia Inc.	47,806	580
* Shoei Foods Corp.	14,041	573
Marudai Food Co. Ltd.	125,483	573
Mitsuboshi Belting Ltd.	42,803	573
KLab Inc.	32,964	571
Kisoji Co. Ltd.	23,200	571
Chugoku Marine Paints Ltd.	65,336	570
Nippon Carbon Co. Ltd.	11,851	570
Tosho Co. Ltd.	16,931	569
Iino Kaiun Kaisha Ltd.	99,595	568
United Super Markets Holdings Inc.	55,835	567
Futaba Industrial Co. Ltd.	58,929	566
* DA Consortium Holdings Inc.	25,592	564
Bunka Shutter Co. Ltd.	61,048	564
Nippon Thompson Co. Ltd.	71,494	562
Kadokawa Dwango Corp.	44,444	561
Ricoh Leasing Co. Ltd.	15,237	560
Mitsuba Corp.	39,539	560
Riken Corp.	9,860	560
Toyo Tanso Co. Ltd.	16,135	559
Wakita & Co. Ltd.	44,899	557
Nissin Electric Co. Ltd.	49,890	556
Towa Pharmaceutical Co. Ltd.	9,860	556
Eagle Industry Co. Ltd.	27,976	556
Prestige International Inc.	42,303	555
Shizuoka Gas Co. Ltd.	63,538	555

Sodick Co. Ltd.	39,714	555
T-Gaia Corp.	22,204	552
Tachi-S Co. Ltd.	30,271	552
^ Sanshin Electronics Co. Ltd.	29,183	551
Fujimori Kogyo Co. Ltd.	15,330	551
* Toa Corp.	20,118	551
Mizuno Corp.	18,915	551
^ W-Scope Corp.	27,783	549
Sanyo Chemical Industries Ltd.	10,352	549
Bank of the Ryukyus Ltd.	35,042	547
Aichi Steel Corp.	13,247	545
^ Create Restaurants Holdings Inc.	49,088	544
Bell System24 Holdings Inc.	37,648	543
Nippon Ceramic Co. Ltd.	19,210	542
Doshisha Co. Ltd.	22,997	541
Hokuetsu Bank Ltd.	23,399	538
Shikoku Bank Ltd.	35,436	538
^ Istyle Inc.	53,276	538
Miyazaki Bank Ltd.	16,571	537
Takasago International Corp.	17,333	537
Kaga Electronics Co. Ltd.	19,418	535
Bando Chemical Industries Ltd.	45,003	534
Akita Bank Ltd.	18,824	533
NichiiGakkan Co. Ltd.	41,320	533
Life Corp.	20,610	531
Xebio Holdings Co. Ltd.	24,898	531
Hosokawa Micron Corp.	7,271	530
CMK Corp.	53,781	529
Jeol Ltd.	87,649	528
Avex Inc.	35,255	527
FULLCAST Holdings Co. Ltd.	22,296	527
^ Mitsui High-Tec Inc.	27,088	526
Sumitomo Seika Chemicals Co. Ltd.	10,059	525
LIFULL Co. Ltd.	61,339	523
* M&A Capital Partners Co. Ltd.	6,672	522
Towa Bank Ltd.	37,747	522
Riso Kagaku Corp.	27,583	521
Nippon Valqua Industries Ltd.	17,131	521
Tokai Corp.	21,318	520
Plenus Co. Ltd.	26,490	519
Vector Inc.	25,894	518
Arcland Sakamoto Co. Ltd.	29,980	517
T Hasegawa Co. Ltd.	24,799	515
Nippon Koei Co. Ltd.	15,535	514
Sanki Engineering Co. Ltd.	45,098	511
Shin-Etsu Polymer Co. Ltd.	42,332	511
Kenko Mayonnaise Co. Ltd.	13,938	511
^ Osaka Soda Co. Ltd.	19,719	508
Investors Cloud Co. Ltd.	32,365	504
Qol Co. Ltd.	25,327	504
Toppan Forms Co. Ltd.	44,616	504
VT Holdings Co. Ltd.	90,694	501
YA-MAN Ltd.	29,870	499
Anicom Holdings Inc.	16,034	498
Fukushima Industries Corp.	11,048	497
Ringer Hut Co. Ltd.	22,198	497
Yellow Hat Ltd.	16,433	497
Iseki & Co. Ltd.	19,031	496

Nittetsu Mining Co. Ltd.	6,872	495
Fujicco Co. Ltd.	22,901	492
Chofu Seisakusho Co. Ltd.	20,911	489
Aichi Bank Ltd.	9,459	484
Tsukishima Kikai Co. Ltd.	37,137	482
Sakai Moving Service Co. Ltd.	10,059	482
Konishi Co. Ltd.	26,280	480
^ Teikoku Sen-I Co. Ltd.	21,603	471
TV Asahi Holdings Corp.	22,700	469
^ COLOPL Inc.	53,582	469
Yorozu Corp.	21,613	467
Pack Corp.	13,546	467
Enplas Corp.	12,251	462
* Unitika Ltd.	63,043	461
Hibiya Engineering Ltd.	22,095	459
Nishio Rent All Co. Ltd.	14,133	458
* Intage Holdings Inc.	35,650	456
* Pacific Metals Co. Ltd.	13,833	455
Shinko Plantech Co. Ltd.	43,923	455
PIA Corp.	6,871	452
OSAKA Titanium Technologies Co. Ltd.	17,314	451
Mitsubishi Shokuhin Co. Ltd.	15,135	451
* LIXIL VIVA Corp.	24,500	450
Inageya Co. Ltd.	26,665	449
Yondoshi Holdings Inc.	17,418	448
Fujimi Inc.	18,610	446
Ehime Bank Ltd.	35,241	444
Nitto Kogyo Corp.	25,777	443
Sakai Chemical Industry Co. Ltd.	15,728	442
Canon Electronics Inc.	16,916	441
Elecom Co. Ltd.	18,411	440
Ichiyoshi Securities Co. Ltd.	33,938	440
Broadleaf Co. Ltd.	42,813	439
Hokuto Corp.	23,505	435
Anest Iwata Corp.	36,950	432
Tsurumi Manufacturing Co. Ltd.	22,604	432
Sankyo Tateyama Inc.	30,677	432
Trancom Co. Ltd.	5,772	430
Sumida Corp.	22,655	429
Toho Titanium Co. Ltd.	30,250	429
Itochu Enex Co. Ltd.	45,588	427
Riken Keiki Co. Ltd.	18,920	426
Dai Nippon Toryo Co. Ltd.	26,686	426
CONEXIO Corp.	19,124	425
Tochigi Bank Ltd.	101,542	424
* Mitsui-Soko Holdings Co. Ltd.	124,500	422
Giken Ltd.	15,037	421
Sinko Industries Ltd.	21,609	421
Pressance Corp.	29,063	417
Namura Shipbuilding Co. Ltd.	60,954	415
^ Link And Motivation Inc.	47,500	413
^ IDOM Inc.	59,053	413
Taihei Dengyo Kaisha Ltd.	15,930	412
Digital Arts Inc.	11,056	411
Japan Pulp & Paper Co. Ltd.	10,549	411
^ Starzen Co. Ltd.	8,066	409
Fuji Co. Ltd.	19,216	406
Yokohama Reito Co. Ltd.	39,527	406

Takamatsu Construction Group Co. Ltd.	14,229	406
Kanematsu Electronics Ltd.	13,645	404
Okabe Co. Ltd.	38,911	401
Sanyo Electric Railway Co. Ltd.	15,723	401
OBIC Business Consultants Co. Ltd.	7,066	400
Daiho Corp.	75,624	396
G-Tekt Corp.	19,404	396
Takara Leben Co. Ltd.	87,412	391
Aeon Fantasy Co. Ltd.	7,770	391
UKC Holdings Corp.	18,327	391
LEC Inc.	13,742	390
Kyosan Electric Manufacturing Co. Ltd.	54,783	390
Fujibo Holdings Inc.	10,449	389
Toyo Construction Co. Ltd.	66,670	382
ASKA Pharmaceutical Co. Ltd.	19,704	382
Nippon Yakin Kogyo Co. Ltd.	134,034	382
Nohmi Bosai Ltd.	20,600	382
Eighteenth Bank Ltd.	139,310	381
Tosei Corp.	30,673	379
Toyo Kanetsu KK	9,560	379
Kasai Kogyo Co. Ltd.	23,383	377
Maeda Kosen Co. Ltd.	20,000	375
JSP Corp.	11,248	375
Kyoei Steel Ltd.	20,502	374
St. Marc Holdings Co. Ltd.	13,134	373
Roland DG Corp.	12,646	372
Arakawa Chemical Industries Ltd.	18,122	372
^ Minato Bank Ltd.	19,504	370
Union Tool Co.	9,356	369
Feed One Co. Ltd.	156,542	368
Mitsuuroko Group Holdings Co. Ltd.	49,800	368
Dai-Dan Co. Ltd.	14,869	366
Sumitomo Riko Co. Ltd.	34,333	363
Aisan Industry Co. Ltd.	30,051	363
FIDEA Holdings Co. Ltd.	196,802	362
Cosel Co. Ltd.	21,397	362
* Hochiki Corp.	16,200	361
Shinko Shoji Co. Ltd.	18,415	358
Neturen Co. Ltd.	32,940	358
Tekken Corp.	11,842	358
Rock Field Co. Ltd.	17,912	357
F@N Communications Inc.	44,003	357
Gurunavi Inc.	28,384	355
Kamei Corp.	21,596	352
Alpen Co. Ltd.	15,228	352
Osaki Electric Co. Ltd.	47,810	352
Clarion Co. Ltd.	95,525	351
Riken Vitamin Co. Ltd.	8,964	348
Daido Metal Co. Ltd.	33,034	346
Itochu-Shokuhin Co. Ltd.	5,776	346
Tsukui Corp.	43,784	345
Micronics Japan Co. Ltd.	30,647	344
MCJ Co. Ltd.	30,054	341
Daiken Corp.	12,935	340
Pasona Group Inc.	15,720	340
Tanseisha Co. Ltd.	30,049	339
Ryoyo Electro Corp.	19,006	337
Goldcrest Co. Ltd.	15,126	335

Denki Kogyo Co. Ltd.	11,746	333
Nissei Build Kogyo Co. Ltd.	26,366	333
Meisei Industrial Co. Ltd.	45,984	332
Mitsubishi Logisnext Co. Ltd.	34,461	330
Torii Pharmaceutical Co. Ltd.	11,642	330
Nagatanien Holdings Co. Ltd.	23,896	329
Yushin Precision Equipment Co. Ltd.	9,752	329
Kyokuyo Co. Ltd.	8,657	329
^ Toyo Engineering Corp.	26,894	328
Melco Holdings Inc.	9,459	328
Daito Pharmaceutical Co. Ltd.	9,750	327
Oyo Corp.	24,402	326
Tamron Co. Ltd.	14,627	323
Kato Works Co. Ltd.	10,150	322
Vital KSK Holdings Inc.	35,942	318
^ Kansai Urban Banking Corp.	24,380	317
Achilles Corp.	14,830	315
Warabeya Nichiyo Holdings Co. Ltd.	12,239	314
Tonami Holdings Co. Ltd.	6,169	314
Wowow Inc.	9,949	311
Sekisui Plastics Co. Ltd.	24,382	310
Bank of Saga Ltd.	13,244	309
Kyokuto Securities Co. Ltd.	20,100	309
J-Oil Mills Inc.	8,558	308
* Kintetsu Department Store Co. Ltd.	8,458	306
Daiwa Industries Ltd.	25,477	306
Yakuodo Co. Ltd.	9,952	305
Nissin Corp.	11,349	303
Tokushu Tokai Paper Co. Ltd.	7,860	302
Hodogaya Chemical Co. Ltd.	5,373	296
Shinwa Co. Ltd.	12,549	293
Key Coffee Inc.	15,022	293
KFC Holdings Japan Ltd.	15,934	293
Itoki Corp.	41,614	293
PAL GROUP Holdings Co. Ltd.	10,151	290
METAWATER Co. Ltd.	10,548	290
Amuse Inc.	9,354	289
Katakura Industries Co. Ltd.	22,201	288
Maruzen Showa Unyu Co. Ltd.	61,694	288
Mimasu Semiconductor Industry Co. Ltd.	13,834	288
Kanaden Corp.	21,016	287
Fukuda Corp.	4,776	287
OSJB Holdings Corp.	96,929	287
Nippon Road Co. Ltd.	5,174	286
Jimoto Holdings Inc.	164,489	286
Gakken Holdings Co. Ltd.	4,978	285
Arcland Service Holdings Co. Ltd.	12,536	284
Nitto Kohki Co. Ltd.	10,250	283
Nichiden Corp.	13,940	283
eRex Co. Ltd.	28,561	283
Keihanshin Building Co. Ltd.	34,031	282
Sagami Chain Co. Ltd.	21,911	281
Rokko Butter Co. Ltd.	10,944	281
Mitsubishi Steel Manufacturing Co. Ltd.	10,847	280
Nippon Kanzai Co. Ltd.	15,025	280
Information Services International-Dentsu Ltd.	11,046	276
Advan Co. Ltd.	27,787	276
JAC Recruitment Co. Ltd.	13,034	274

Chiyoda Integre Co. Ltd.	11,446	274
Matsuya Foods Co. Ltd.	7,563	274
Keiyo Co. Ltd.	44,214	273
Seika Corp.	9,954	269
^ Tenma Corp.	13,434	269
ASAHI YUKIZAI Corp.	14,344	268
^ Stella Chemifa Corp.	7,859	267
Hioki EE Corp.	8,259	267
Daiichi Jitsugyo Co. Ltd.	8,757	267
Tsukuba Bank Ltd.	71,044	266
Mitani Sekisan Co. Ltd.	11,350	265
Shimizu Bank Ltd.	8,863	265
Komatsu Seiren Co. Ltd.	31,943	264
* Rorze Corp.	10,556	264
Toa Corp.	20,697	264
Ines Corp.	24,988	263
GCA Corp.	25,096	263
Matsuda Sangyo Co. Ltd.	14,643	262
Kurimoto Ltd.	11,345	260
Happinet Corp.	14,134	259
Nihon Nohyaku Co. Ltd.	44,081	259
Okuwa Co. Ltd.	24,877	259
BRONCO BILLY Co. Ltd.	8,059	259
Kitagawa Iron Works Co. Ltd.	9,064	259
Fuji Pharma Co. Ltd.	6,865	258
Hisaka Works Ltd.	24,702	258
Daisan Bank Ltd.	16,319	257
ST Corp.	11,249	257
SMK Corp.	57,740	255
^ Michinoku Bank Ltd.	15,126	255
Sumitomo Densetsu Co. Ltd.	12,035	254
Kita-Nippon Bank Ltd.	8,864	253
Onoken Co. Ltd.	14,130	252
^ Uchida Yoko Co. Ltd.	8,159	252
Nihon Trim Co. Ltd.	4,379	251
Cawachi Ltd.	10,246	250
France Bed Holdings Co. Ltd.	26,098	249
Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	249
Pronexus Inc.	18,431	249
Nippon Parking Development Co. Ltd.	139,410	246
^ Marvelous Inc.	27,269	246
Riken Technos Corp.	43,193	246
* Kappa Create Co. Ltd.	21,493	246
Sun Frontier Fudousan Co. Ltd.	19,304	244
CI Takiron Corp.	33,820	244
^ Denyo Co. Ltd.	14,429	243
Yurtec Corp.	29,851	243
Japan Transcity Corp.	55,776	243
^ Mito Securities Co. Ltd.	59,809	243
Okura Industrial Co. Ltd.	39,821	242
Sinanen Holdings Co. Ltd.	10,160	242
Central Sports Co. Ltd.	6,346	241
Kansai Super Market Ltd.	21,812	241
^ Tokyo Individualized Educational Institute Inc.	22,804	240
Ministop Co. Ltd.	11,444	240
Chukyo Bank Ltd.	11,145	237
^ Yonex Co. Ltd.	33,828	235
Tatsuta Electric Wire and Cable Co. Ltd.	31,744	235

	Jamco Corp.	9,155	234
^	Toho Co. Ltd.	9,759	234
	WATAMI Co. Ltd.	15,818	234
^	Fujiya Co. Ltd.	9,951	233
^	Osaka Steel Co. Ltd.	11,048	231
^	COOKPAD Inc.	39,391	231
	Toyo Kohan Co. Ltd.	44,578	230
	KAWADA TECHNOLOGIES Inc.	4,080	230
	Yahagi Construction Co. Ltd.	26,986	228
	Kyodo Printing Co. Ltd.	7,165	227
	Teikoku Electric Manufacturing Co. Ltd.	16,518	227
	Asunaro Aoki Construction Co. Ltd.	24,800	226
*	Studio Alice Co. Ltd.	8,756	225
	Mie Bank Ltd.	10,050	223
	Chiba Kogyo Bank Ltd.	45,077	223
	Hokkan Holdings Ltd.	56,775	223
	Kobe Bussan Co. Ltd.	5,375	222
*	Hirata Corp.	2,000	221
	SRA Holdings	6,168	220
	Mie Kotsu Group Holdings Inc.	49,736	220
	Fujita Kanko Inc.	6,965	219
	AOI Electronics Co. Ltd.	4,179	219
	Koatsu Gas Kogyo Co. Ltd.	25,873	219
	Ateam Inc.	8,657	218
	Meiko Network Japan Co. Ltd.	17,815	217
	Gun-Ei Chemical Industry Co. Ltd.	5,977	217
	K&O Energy Group Inc.	13,336	217
	Toli Corp.	53,895	216
	Fuji Oil Co. Ltd.	41,394	216
	T RAD Co. Ltd.	6,171	215
	PC Depot Corp.	29,370	215
	Icom Inc.	9,055	215
	Ryoden Corp.	11,940	210
	Misawa Homes Co. Ltd.	23,905	210
	Hakuto Co. Ltd.	11,645	210
*	Akebono Brake Industry Co. Ltd.	70,151	207
	NS United Kaiun Kaisha Ltd.	8,355	206
	Toyo Corp.	22,595	206
	Torishima Pump Manufacturing Co. Ltd.	20,201	206
	Shibusawa Warehouse Co. Ltd.	11,156	206
	Sanyo Shokai Ltd.	10,548	205
	Toyo Securities Co. Ltd.	63,682	205
	Organo Corp.	6,169	204
^,*	FDK Corp.	87,646	204
	Aiphone Co. Ltd.	11,145	204
	Shinnihon Corp.	21,482	203
	Parco Co. Ltd.	14,329	203
	Taiho Kogyo Co. Ltd.	13,235	201
	Fudo Tetra Corp.	117,716	201
^	Asatsu-DK Inc.	5,995	200
	Zuken Inc.	11,835	200
	Toenec Corp.	6,568	198
	Dai-ichi Seiko Co. Ltd.	6,966	197
	Mitsubishi Research Institute Inc.	5,771	196
	Nihon Chouzai Co. Ltd.	6,169	195
	Tokyo Rope Manufacturing Co. Ltd.	11,544	195
	Taisei Lamick Co. Ltd.	6,474	195
	Tokyo Energy & Systems Inc.	18,910	192

	Sac's Bar Holdings Inc.	17,116	191
	Mars Engineering Corp.	8,558	190
	Godo Steel Ltd.	9,158	188
	Kitano Construction Corp.	48,804	187
^	Hito Communications Inc.	9,253	186
	Daikokutenbussan Co. Ltd.	3,977	185
	Fukui Computer Holdings Inc.	6,469	183
^	Kourakuen Holdings Corp.	10,857	182
	Future Corp.	16,816	182
^,*	Medical Data Vision Co. Ltd.	8,663	182
	Elematec Corp.	7,364	180
*	SWCC Showa Holdings Co. Ltd.	20,899	180
	Chori Co. Ltd.	9,952	179
	Aichi Corp.	24,182	178
*	U-Shin Ltd.	26,587	177
	Mitsui Matsushima Co. Ltd.	12,541	176
	Kanagawa Chuo Kotsu Co. Ltd.	5,170	175
	Showa Aircraft Industry Co. Ltd.	13,050	174
*	Nippon Sharyo Ltd.	58,689	174
*	Mitsubishi Paper Mills Ltd.	26,469	173
*	Senshukai Co. Ltd.	30,450	169
	Wellnet Corp.	15,421	168
	Furuno Electric Co. Ltd.	22,289	168
	Maezawa Kasei Industries Co. Ltd.	15,043	167
	Sanoh Industrial Co. Ltd.	20,698	165
	Weathernews Inc.	5,274	164
*	KNT-CT Holdings Co. Ltd.	10,149	164
	Nippon Coke & Engineering Co. Ltd.	136,722	163
	Fujitsu Frontech Ltd.	9,551	163
	Yomiuri Land Co. Ltd.	3,582	161
^,*	Japan Drilling Co. Ltd.	5,472	161
	Hokkaido Gas Co. Ltd.	58,747	160
	Krosaki Harima Corp.	3,781	160
	Yushiro Chemical Industry Co. Ltd.	9,952	159
	Atsugi Co. Ltd.	13,834	159
	CHIMNEY Co. Ltd.	5,968	158
^	Asahi Co. Ltd.	12,343	158
	Cleanup Corp.	19,730	157
	Rhythm Watch Co. Ltd.	7,462	157
	Takaoka Toko Co. Ltd.	9,752	157
	CMIC Holdings Co. Ltd.	8,158	156
	Halows Co. Ltd.	6,661	155
	MTI Ltd.	26,378	155
	Japan Cash Machine Co. Ltd.	14,225	154
	JP-Holdings Inc.	51,145	152
	Honeys Holdings Co. Ltd.	14,230	148
^	Toda Kogyo Corp.	3,482	146
	Cybozu Inc.	27,188	146
	Tokyo Tekko Co. Ltd.	7,959	144
	NEC Capital Solutions Ltd.	6,866	143
	Linical Co. Ltd.	9,651	141
	Tomoku Co. Ltd.	6,956	140
	NDS Co. Ltd.	3,676	139
	Mitsui Home Co. Ltd.	20,898	137
*	Pepper Food Service Co. Ltd.	3,100	137
	Artnature Inc.	19,006	136
	Nihon Yamamura Glass Co. Ltd.	78,612	135
	Tv Tokyo Holdings Corp.	5,874	134

^	Fields Corp.	11,741	130
	Fuso Pharmaceutical Industries Ltd.	4,867	127
	Tosho Printing Co. Ltd.	13,922	125
	Corona Corp. Class A	9,840	125
*	Laox Co. Ltd.	20,983	120
	Zuiko Corp.	3,482	119
	Tokyo Electron Device Ltd.	5,672	119
	Chuetsu Pulp & Paper Co. Ltd.	6,259	115
^	Nihon Dempa Kogyo Co. Ltd.	15,722	114
	Gecoss Corp.	9,850	112
	CAC Holdings Corp.	11,347	111
	Maezawa Kyuso Industries Co. Ltd.	6,258	111
	Srg Takamiya Co. Ltd.	17,916	111
	Mitsubishi Kakoki Kaisha Ltd.	5,174	110
	Sankyo Seiko Co. Ltd.	23,935	107
^	Funai Electric Co. Ltd.	13,832	105
	Daikoku Denki Co. Ltd.	6,368	104
*	Yamashin-Filter Corp.	7,772	102
	Toyo Denki Seizo KK	5,569	102
	Sumitomo Precision Products Co. Ltd.	26,869	101
	Alpha Systems Inc.	4,267	99
	Chugai Ro Co. Ltd.	3,971	99
	Tsutsumi Jewelry Co. Ltd.	4,967	98
	Fujikura Kasei Co. Ltd.	15,290	98
	Shoei Co. Ltd.	2,100	96
^,*	Aplus Financial Co. Ltd.	90,572	96
	Nippon Chemiphar Co. Ltd.	2,189	94
	Inaba Seisakusho Co. Ltd.	7,463	94
*	Shin Nippon Biomedical Laboratories Ltd.	17,210	93
	Kinki Sharyo Co. Ltd.	3,184	90
^	Right On Co. Ltd.	10,250	88
	Shimojima Co. Ltd.	7,851	85
	Daisyo Corp.	5,358	85
	Chuo Spring Co. Ltd.	2,482	84
	Toa Oil Co. Ltd.	52,738	79
	Tokyo Rakutenchi Co. Ltd.	1,489	78
*	Towa Corp.	3,300	70
*	WDB Holdings Co. Ltd.	1,900	68
*	Yamada SxL Home Co. Ltd.	88,561	67
	Nakayama Steel Works Ltd.	9,829	67
	Airport Facilities Co. Ltd.	9,815	60
	Takihyo Co. Ltd.	2,776	59
	Paris Miki Holdings Inc.	12,696	59
	Kojima Co. Ltd.	16,893	57
*	Alconix Corp.	2,100	49
*	Maruwa Unyu Kikan Co. Ltd.	1,200	44
*	Rheon Automatic Machinery Co. Ltd.	2,100	43
	Monogatari Corp.	400	38
	Computer Engineering & Consulting Ltd.	1,300	38
	Trust Tech Inc.	1,200	35
	Tayca Corp.	800	25
*	Nichiban Co. Ltd.	600	17
	Kobelco Eco-Solutions Co. Ltd.	400	7
	CYBG plc	1	—
			5,224,947
New Zealand (0.7%)
	Fisher & Paykel Healthcare Corp. Ltd.	639,968	6,275

* a2 Milk Co. Ltd.	805,601	5,481
Spark New Zealand Ltd.	2,031,433	5,374
Auckland International Airport Ltd.	1,044,923	5,148
Fletcher Building Ltd.	787,178	4,541
Ryman Healthcare Ltd.	466,424	3,766
Contact Energy Ltd.	802,732	3,306
Meridian Energy Ltd.	1,410,200	3,014
* Xero Ltd.	109,975	2,750
Z Energy Ltd.	428,212	2,411
SKYCITY Entertainment Group Ltd.	749,108	2,287
Mercury NZ Ltd.	771,619	1,959
Mainfreight Ltd.	86,941	1,650
Kiwi Property Group Ltd.	1,542,562	1,571
Trade Me Group Ltd.	456,371	1,517
Chorus Ltd.	476,463	1,446
EBOS Group Ltd.	101,145	1,369
Air New Zealand Ltd.	561,955	1,274
Goodman Property Trust	1,244,749	1,248
Summerset Group Holdings Ltd.	277,480	1,176
Precinct Properties New Zealand Ltd.	1,196,811	1,165
Infratil Ltd.	483,310	1,156
Genesis Energy Ltd.	599,913	1,100
Freightways Ltd.	172,898	1,019
SKY Network Television Ltd.	460,351	988
Metlifecare Ltd.	178,294	814
Heartland Bank Ltd.	429,764	655
Argosy Property Ltd.	774,567	611
Vital Healthcare Property Trust	346,570	556
New Zealand Refining Co. Ltd.	199,365	367
Kathmandu Holdings Ltd.	152,767	273
* TOWER Ltd.	164,733	80
		66,347
Singapore (3.1%)
DBS Group Holdings Ltd.	2,040,613	40,957
Oversea-Chinese Banking Corp. Ltd.	3,730,597	36,679
United Overseas Bank Ltd.	1,457,990	30,433
Singapore Telecommunications Ltd.	8,486,915	22,898
Keppel Corp. Ltd.	1,636,460	10,776
CapitaLand Ltd.	2,855,505	8,337
Genting Singapore plc	6,559,794	6,736
Singapore Exchange Ltd.	938,618	5,858
Ascendas REIT	2,692,299	5,655
City Developments Ltd.	536,217	5,404
Wilmar International Ltd.	2,199,822	5,357
Venture Corp. Ltd.	292,816	5,130
Singapore Airlines Ltd.	579,773	4,993
Suntec REIT	2,870,466	4,521
Singapore Technologies Engineering Ltd.	1,729,630	4,437
CapitaLand Mall Trust	2,606,533	4,176
UOL Group Ltd.	556,797	3,872
CapitaLand Commercial Trust	2,679,747	3,817
Singapore Press Holdings Ltd.	1,884,457	3,784
ComfortDelGro Corp. Ltd.	2,312,804	3,698
Jardine Cycle & Carriage Ltd.	112,127	3,407
SATS Ltd.	728,641	3,064
Mapletree Commercial Trust	2,217,692	2,854
Sembcorp Industries Ltd.	1,049,868	2,713

	Mapletree Industrial Trust	1,548,527	2,503
	Mapletree Logistics Trust	2,334,070	2,439
	Hutchison Port Holdings Trust	5,741,599	2,375
	Keppel REIT	2,354,082	2,312
	Golden Agri-Resources Ltd.	7,655,450	2,211
	Mapletree Greater China Commercial Trust	2,180,700	2,096
*	NetLink NBN Trust	3,277,900	2,074
^	Sembcorp Marine Ltd.	948,866	1,803
^	Singapore Post Ltd.	1,757,429	1,729
	StarHub Ltd.	684,470	1,506
	Ascott Residence Trust	1,356,640	1,303
	CDL Hospitality Trusts	848,853	1,177
	Frasers Centrepoint Trust	671,945	1,163
	Frasers Logistics & Industrial Trust	1,229,404	1,070
	United Engineers Ltd.	522,233	1,050
	Starhill Global REIT	1,784,901	1,048
	Keppel Infrastructure Trust	2,375,189	1,033
	Manulife US REIT	1,001,348	980
^	Raffles Medical Group Ltd.	1,157,137	978
	Parkway Life REIT	418,954	964
^	Keppel DC REIT	792,044	864
	OUE Hospitality Trust	1,156,691	790
	First Resources Ltd.	545,389	789
	Cache Logistics Trust	1,144,326	754
	CapitaLand Retail China Trust	577,727	745
	Wing Tai Holdings Ltd.	397,852	734
	Asian Pay Television Trust	1,642,774	725
	ESR-REIT	1,543,792	694
	Frasers Commercial Trust	609,269	678
	Ascendas Hospitality Trust	982,321	674
	Lippo Malls Indonesia Retail Trust	2,071,614	663
	SIA Engineering Co. Ltd.	253,609	646
	First REIT	599,489	644
	Frasers Centrepoint Ltd.	392,100	643
	Far East Hospitality Trust	1,037,989	605
	OUE Ltd.	323,245	529
^	Frasers Hospitality Trust	847,000	524
	SPH REIT	642,320	513
	M1 Ltd.	353,189	498
	Yoma Strategic Holdings Ltd.	1,269,447	487
	Accordia Golf Trust	912,438	483
	Soilbuild Business Space REIT	919,195	473
	RHT Health Trust	537,139	334
	Silverlake Axis Ltd.	766,036	333
	Sabana Shari'ah Compliant Industrial REIT	1,013,059	312
^	Sheng Siong Group Ltd.	415,299	294
^,*,3 Ezion Holdings Ltd.		1,739,519	261
^	Noble Group Ltd.	1,004,977	191
	Bumitama Agri Ltd.	289,847	165
^	Hyflux Ltd.	516,932	148
	Indofood Agri Resources Ltd.	441,778	134
	Boustead Singapore Ltd.	156,922	99
^,*,3 China Fishery Group Ltd.		754,600	44
^,*,3 Ezra Holdings Ltd.		1,786,900	15
*,3	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	276,736	4
			277,859

South Korea (12.6%)
	Samsung Electronics Co. Ltd.	108,528	253,666
	SK Hynix Inc.	611,850	42,000
	Samsung Electronics Co. Ltd. Preference Shares	19,309	38,161
	KB Financial Group Inc.	450,676	28,342
	POSCO	78,109	27,860
^,*	Celltrion Inc.	89,213	26,279
	NAVER Corp.	30,618	26,081
	Shinhan Financial Group Co. Ltd.	522,851	25,957
	Hyundai Motor Co.	164,175	24,934
	LG Chem Ltd.	51,394	20,787
	Hyundai Mobis Co. Ltd.	74,470	17,267
	Hana Financial Group Inc.	333,792	16,266
	SK Innovation Co. Ltd.	68,910	13,196
	KT&G Corp.	126,258	12,592
	LG Electronics Inc.	120,915	11,599
	SK Holdings Co. Ltd.	37,691	11,236
	Samsung SDI Co. Ltd.	60,072	11,073
	LG Household & Health Care Ltd.	10,039	11,056
	Samsung C&T Corp.	81,685	10,860
	Amorepacific Corp.	36,294	10,169
	Samsung Fire & Marine Insurance Co. Ltd.	37,311	10,091
	Korea Electric Power Corp.	292,448	9,783
	Kia Motors Corp.	291,933	9,466
	Woori Bank	570,216	8,990
	Samsung Life Insurance Co. Ltd.	72,202	8,721
	Samsung SDS Co. Ltd.	36,182	8,686
	LG Corp.	103,024	8,592
	NCSoft Corp.	19,777	8,181
	LG Display Co. Ltd.	255,355	7,670
	Lotte Chemical Corp.	16,828	6,615
	SK Telecom Co. Ltd.	26,270	6,523
	E-MART Inc.	23,015	6,254
*,2	Samsung Biologics Co. Ltd.	15,281	6,236
	Samsung Electro-Mechanics Co. Ltd.	62,155	6,184
^,*	Celltrion Healthcare Co. Ltd.	48,421	6,166
^,*	SillaJen Inc.	56,044	5,608
	Korea Zinc Co. Ltd.	11,340	5,469
	Coway Co. Ltd.	60,799	5,417
	S-Oil Corp.	46,888	5,401
*	Hyundai Heavy Industries Co. Ltd.	39,391	5,117
*	Hyundai Robotics Co. Ltd.	11,983	5,111
	Mirae Asset Daewoo Co. Ltd.	483,369	5,089
^	Kakao Corp.	37,196	4,878
	Industrial Bank of Korea	299,469	4,666
	Hyundai Steel Co.	86,510	4,609
	Hanmi Pharm Co. Ltd.	7,828	4,373
	Hankook Tire Co. Ltd.	85,825	4,298
	AMOREPACIFIC Group	32,289	4,288
	Hyundai Motor Co. 2nd Preference Shares	42,314	4,121
^,*	ViroMed Co. Ltd.	15,828	3,923
	GS Holdings Corp.	57,676	3,748
	Kangwon Land Inc.	123,056	3,736
	DB Insurance Co. Ltd.	54,339	3,681
	Korea Aerospace Industries Ltd.	74,232	3,664
	Korea Investment Holdings Co. Ltd.	43,757	3,579
	Hyundai Engineering & Construction Co. Ltd.	83,034	3,333
	Hyosung Corp.	26,313	3,325

	OCI Co. Ltd.	21,000	3,321
2	Netmarble Games Corp.	20,330	3,304
	BNK Financial Group Inc.	331,844	3,291
	Hanwha Chemical Corp.	93,380	3,077
	Hotel Shilla Co. Ltd.	35,366	3,070
	Samsung Securities Co. Ltd.	73,837	3,010
	Hyundai Marine & Fire Insurance Co. Ltd.	68,724	2,981
*	Samsung Engineering Co. Ltd.	181,336	2,967
	LG Uplus Corp.	217,488	2,911
	CJ CheilJedang Corp.	8,497	2,853
	Hyundai Development Co-Engineering & Construction	67,281	2,784
	Hyundai Glovis Co. Ltd.	21,098	2,760
	Orion Corp.	24,603	2,695
	Medy-Tox Inc.	4,675	2,666
*	Samsung Heavy Industries Co. Ltd.	302,325	2,597
	CJ Corp.	14,498	2,498
	Lotte Shopping Co. Ltd.	11,004	2,484
	KCC Corp.	6,212	2,448
	Shinsegae Inc.	7,545	2,424
	NH Investment & Securities Co. Ltd.	150,652	2,369
	Hanwha Corp.	53,090	2,339
	Daelim Industrial Co. Ltd.	30,199	2,295
	Hyundai Motor Co. Preference Shares	26,297	2,275
	LG Chem Ltd. Preference Shares	9,643	2,235
	Hanon Systems	182,488	2,229
	Hanwha Life Insurance Co. Ltd.	313,581	2,203
	DGB Financial Group Inc.	181,851	2,110
	Lotte Corp.	31,574	2,063
2	ING Life Insurance Korea Ltd.	37,547	2,057
	S-1 Corp.	21,913	2,039
	Yuhan Corp.	9,098	1,982
	Mando Corp.	7,585	1,971
	Kumho Petrochemical Co. Ltd.	20,353	1,962
	Korean Air Lines Co. Ltd.	53,046	1,914
	Hanssem Co. Ltd.	11,475	1,832
	LG Innotek Co. Ltd.	15,567	1,821
	CJ E&M Corp.	21,270	1,798
^,*	Celltrion Pharm Inc.	19,679	1,796
	Hyundai Department Store Co. Ltd.	17,804	1,734
	Amorepacific Corp. Preference Shares	11,720	1,707
^,*	Hanall Biopharma Co. Ltd.	45,339	1,692
^,*	HLB Inc.	37,692	1,650
	BGF retail Co. Ltd.	7,794	1,606
	Com2uSCorp	11,544	1,575
	Cheil Worldwide Inc.	78,797	1,568
^	GS Engineering & Construction Corp.	50,144	1,556
	Meritz Securities Co. Ltd.	313,367	1,555
	Kolon Industries Inc.	20,225	1,542
^,*	Doosan Infracore Co. Ltd.	148,239	1,531
^,*	Chabiotech Co. Ltd.	42,021	1,525
	Hanmi Science Co. ltd	15,342	1,508
	LG Household & Health Care Ltd. Preference Shares	2,350	1,490
	Meritz Fire & Marine Insurance Co. Ltd.	63,156	1,473
	LS Corp.	19,382	1,433
*	Korea Gas Corp.	30,516	1,410
	Korea Kolmar Co. Ltd.	16,464	1,379
	Green Cross Corp.	6,208	1,378
^,*	Komipharm International Co. Ltd.	36,402	1,371

	Doosan Corp.	12,318	1,369
*,3	Hyundai Merchant Marine Co. Ltd.	306,854	1,328
	LOTTE Fine Chemical Co. Ltd.	18,053	1,298
	Samsung Card Co. Ltd.	35,205	1,284
	Green Cross Holdings Corp.	32,111	1,283
*	Hanwha Techwin Co. Ltd.	40,622	1,280
*	Hyundai Construction Equipment Co. Ltd.	6,690	1,277
*	Hugel Inc.	2,408	1,273
	Korean Reinsurance Co.	108,018	1,234
*	Hyundai Mipo Dockyard Co. Ltd.	11,847	1,233
^	KIWOOM Securities Co. Ltd.	12,276	1,230
*	Pan Ocean Co. Ltd.	213,623	1,203
*	Daewoo Engineering & Construction Co. Ltd.	206,289	1,197
	Posco Daewoo Corp.	52,955	1,195
	Koh Young Technology Inc.	13,208	1,163
	NongShim Co. Ltd.	3,822	1,158
^	Paradise Co. Ltd.	52,247	1,157
	Doosan Heavy Industries & Construction Co. Ltd.	72,673	1,157
	POSCO Chemtech Co. Ltd.	24,564	1,135
^,*	SK Chemicals Co. Ltd.	10,488	1,129
	Ottogi Corp.	1,548	1,116
	Korea Petrochemical Ind Co. Ltd.	3,595	1,115
	LS Industrial Systems Co. Ltd.	17,000	1,098
*	CJ Logistics Corp.	8,031	1,089
	Youngone Corp.	35,699	1,065
^	CJ CGV Co. Ltd.	14,713	1,050
	GS Retail Co. Ltd.	28,290	1,030
	SK Networks Co. Ltd.	168,855	1,028
^	Hyundai Wia Corp.	17,354	1,006
	LOTTE Himart Co. Ltd.	13,794	995
^	SK Materials Co. Ltd.	6,226	991
	Seoul Semiconductor Co. Ltd.	43,151	990
	Doosan Bobcat Inc.	28,336	980
	Dongsuh Cos. Inc.	35,626	976
	KEPCO Plant Service & Engineering Co. Ltd.	24,813	973
^,*	Kumho Tire Co. Inc.	173,204	966
^,*	Yungjin Pharmaceutical Co. Ltd.	104,304	958
	Hana Tour Service Inc.	9,024	948
^,*	Genexine Co. Ltd.	12,925	943
	Douzone Bizon Co. Ltd.	21,002	942
	WONIK IPS Co. Ltd.	30,527	940
	Poongsan Corp.	19,839	934
^	Cosmax Inc.	7,677	927
	LG Electronics Inc. Preference Shares	22,713	916
	Daewoong Pharmaceutical Co. Ltd.	5,326	904
	Fila Korea Ltd.	11,057	894
	Chong Kun Dang Pharmaceutical Corp.	6,489	890
	Hyundai Greenfood Co. Ltd.	58,935	887
*	Hyundai Rotem Co. Ltd.	55,120	885
	Orion Holdings Corp.	34,248	874
*	NHN Entertainment Corp.	11,271	873
	Innocean Worldwide Inc.	12,943	852
	SKC Co. Ltd.	19,722	836
	Taekwang Industrial Co. Ltd.	624	806
	Bukwang Pharmaceutical Co. Ltd.	31,192	805
*	Medipost Co. Ltd.	7,412	800
*	Hyundai Electric & Energy System Co. Ltd.	6,840	787
	LG International Corp.	27,508	771

	Hyundai Home Shopping Network Corp.	6,737	753
	Samyang Holdings Corp.	6,560	746
^	Eo Technics Co. Ltd.	8,533	742
^,*	CMG Pharmaceutical Co. Ltd.	105,442	734
	SFA Engineering Corp.	20,230	732
	Loen Entertainment Inc.	7,054	728
^	Kolon Life Science Inc.	7,699	725
	Dongkuk Steel Mill Co. Ltd.	63,258	719
*	CrystalGenomics Inc.	28,280	716
*	Hanjin Kal Corp.	32,724	710
	Hanwha General Insurance Co. Ltd.	83,683	709
	Hanil Cement Co. Ltd.	4,516	705
	JB Financial Group Co. Ltd.	112,669	696
	Hite Jinro Co. Ltd.	32,231	694
	GS Home Shopping Inc.	3,326	691
	Iljin Materials Co. Ltd.	18,987	690
^	LIG Nex1 Co. Ltd.	12,087	663
	LF Corp.	20,375	653
^	JW Pharmaceutical Corp.	13,919	648
	Daou Technology Inc.	27,564	646
	Lotte Chilsung Beverage Co. Ltd.	452	642
	Grand Korea Leisure Co. Ltd.	22,405	639
	CJ O Shopping Co. Ltd.	3,027	638
	LEENO Industrial Inc.	11,124	637
*	Seegene Inc.	17,491	623
*	SM Entertainment Co.	17,136	619
^,*	Osstem Implant Co. Ltd.	11,132	603
	Ssangyong Cement Industrial Co. Ltd.	28,985	599
	DoubleUGames Co. Ltd.	10,400	597
	DB HiTek Co. Ltd.	43,086	596
	TES Co. Ltd.	18,155	595
^,*	Foosung Co. Ltd.	58,737	594
	Hansol Chemical Co. Ltd.	9,332	589
	Hyundai Elevator Co. Ltd.	10,230	577
	Korea Electric Terminal Co. Ltd.	8,819	576
	Korea Real Estate Investment & Trust Co. Ltd.	184,181	567
	Huchems Fine Chemical Corp.	23,812	566
*	Webzen Inc.	20,311	566
	Daesang Corp.	22,470	563
	Young Poong Corp.	565	561
	Modetour Network Inc.	17,879	558
	Daishin Securities Co. Ltd.	36,349	556
	LG Hausys Ltd.	6,458	553
	Toptec Co. Ltd.	21,622	551
	Taeyoung Engineering & Construction Co. Ltd.	48,569	550
	Ilyang Pharmaceutical Co. Ltd.	13,766	547
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,022	540
*	Asiana Airlines Inc.	106,218	537
	Soulbrain Co. Ltd.	9,335	533
^,*	Peptron Inc.	7,235	532
	InBody Co. Ltd.	13,337	529
	IS Dongseo Co. Ltd.	14,273	525
*	iNtRON Biotechnology Inc.	11,954	524
	Hankook Tire Worldwide Co. Ltd.	28,152	522
	Dongjin Semichem Co. Ltd.	33,872	522
^	Jusung Engineering Co. Ltd.	42,052	513
*	DIO Corp.	13,531	513
	Dong-A ST Co. Ltd.	4,596	512

	AK Holdings Inc.	6,362	509
	Dongwon Industries Co. Ltd.	1,584	499
*	ATGen Co. Ltd.	23,030	496
	Meritz Financial Group Inc.	31,983	494
	Halla Holdings Corp.	8,765	494
^,*	Jenax Inc.	16,614	494
*	Homecast Co. Ltd.	37,009	487
	Silicon Works Co. Ltd.	9,693	487
^	Hansae Co. Ltd.	19,028	486
	Nexen Tire Corp.	40,974	482
^	Partron Co. Ltd.	50,427	481
	Handsome Co. Ltd.	15,643	474
	Tongyang Inc.	216,659	467
	SK Discovery Co. Ltd.	9,767	465
	Dong-A Socio Holdings Co. Ltd.	3,349	465
	Jeil Pharmaceutical Co. Ltd.	6,620	457
	Hanwha Corp. Preference Shares	25,129	457
	Songwon Industrial Co. Ltd.	19,838	450
	SK Gas Ltd.	4,523	449
*	APS Holdings Corp.	56,743	443
	Mirae Asset Life Insurance Co. Ltd.	86,354	437
	Daeduck GDS Co. Ltd.	20,266	437
^,*	Interflex Co. Ltd.	13,049	429
	Posco ICT Co. Ltd.	50,296	428
^,*	Amicogen Inc.	8,614	421
*	SK Securities Co. Ltd.	337,489	420
	WeMade Entertainment Co. Ltd.	7,992	420
	NICE Information Service Co. Ltd.	44,140	413
^,*	Korea Line Corp.	13,850	405
	Daewoong Co. Ltd.	22,255	404
	Seah Besteel Corp.	13,541	403
	Korea Kolmar Holdings Co. Ltd.	8,344	401
^,*	Advanced Process Systems Corp.	12,111	399
	Lock&Lock Co. Ltd.	15,389	392
^,*	GemVax & Kael Co. Ltd.	27,900	391
*	PearlAbyss Corp.	1,653	388
^,*	Taihan Electric Wire Co. Ltd.	283,191	385
	NICE Holdings Co. Ltd.	24,392	385
	Namyang Dairy Products Co. Ltd.	586	384
^	Kolon Corp.	6,659	383
	Korea Asset In Trust Co. Ltd.	53,791	376
*	Naturalendo Tech Co. Ltd.	17,385	375
	Lotte Food Co. Ltd.	628	375
^	JW Holdings Corp.	42,752	371
^	Hanjin Transportation Co. Ltd.	14,363	369
	SPC Samlip Co. Ltd.	2,486	369
	S&T Motiv Co. Ltd.	7,963	368
	Binggrae Co. Ltd.	5,938	367
	Huons Co. Ltd.	3,891	367
*	Yuanta Securities Korea Co. Ltd.	78,425	366
*	Hanwha Investment & Securities Co. Ltd.	107,257	365
^,*	Gamevil Inc.	5,731	365
^	Dawonsys Co. Ltd.	17,532	365
	Able C&C Co. Ltd.	21,128	364
^	Huons Global Co. Ltd.	5,718	361
	Shinyoung Securities Co. Ltd.	6,228	357
^	YG Entertainment Inc.	12,812	355
^	Kumho Industrial Co. Ltd.	37,433	355

	Samyang Corp.	3,651	350
	SL Corp.	13,785	349
^	ST Pharm Co. Ltd.	8,420	345
	Caregen Co. Ltd.	3,866	333
*	Hansol Technics Co. Ltd.	22,258	333
*	Maeil Dairies Co. Ltd.	4,866	331
	Vieworks Co. Ltd.	8,021	331
^	It's Hanbul Co. Ltd.	5,498	326
	Green Cross Cell Corp.	5,374	313
^,*	CUROCOM Co. Ltd.	112,774	311
	Youngone Holdings Co. Ltd.	5,862	309
^	Hansol Paper Co. Ltd.	20,828	302
^,*	Lotte Confectionery Co. Ltd.	1,842	302
^	KEPCO Engineering & Construction Co. Inc.	13,462	301
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	299
	Ahnlab Inc.	5,702	299
	Samchully Co. Ltd.	2,633	295
	DongKook Pharmaceutical Co. Ltd.	4,442	293
*	Hanjin Heavy Industries & Construction Co. Ltd.	82,463	287
*	Aprogen pharmaceuticals Inc.	69,551	286
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	274
^,*	Pharmicell Co. Ltd.	47,087	269
	Hyundai Livart Furniture Co. Ltd.	9,784	266
	Daeduck Electronics Co.	29,381	265
	Sindoh Co. Ltd.	3,962	263
	Dongwon F&B Co. Ltd.	1,066	261
	KISWIRE Ltd.	8,000	258
	Sebang Global Battery Co. Ltd.	7,567	257
	Kwangju Bank Co. Ltd.	21,375	255
	Hancom Inc.	13,852	253
	SeAH Steel Corp.	2,547	249
	Cell Biotech Co. Ltd.	5,481	248
	Muhak Co. Ltd.	13,199	245
^	Seobu T&D	21,296	240
	KC Tech Co. Ltd.	12,447	240
^,*	COSON Co. Ltd.	21,358	239
^,*	Binex Co. Ltd.	21,825	233
*	Wonik Holdings Co. Ltd.	31,912	232
*	SFA Semicon Co. Ltd.	97,638	230
	Tongyang Life Insurance Co. Ltd.	31,110	229
^,*	NUTRIBIOTECH Co. Ltd.	9,356	228
	Chongkundang Holdings Corp.	3,115	228
	Youlchon Chemical Co. Ltd.	12,047	227
	NS Shopping Co. Ltd.	14,990	227
*	KTB Investment & Securities Co. Ltd.	44,088	226
^,*	Eugene Investment & Securities Co. Ltd.	56,837	223
*	Ssangyong Motor Co.	40,269	222
	CJ Hello Co. Ltd.	25,075	221
	Humedix Co. Ltd.	5,256	216
	Namhae Chemical Corp.	18,610	215
*	Hyundai Heavy Industries Co. Ltd. Rights Exp. 03/09/2018	6,958	215
	i-SENS Inc.	8,269	214
	Daekyo Co. Ltd.	27,547	211
^,*	Leaders Cosmetics Co. Ltd.	11,056	210
	BGF Co. Ltd.	14,550	209
	Sungwoo Hitech Co. Ltd.	31,431	208
^,*	Duk San Neolux Co. Ltd.	11,208	207
^	Hankook Shell Oil Co. Ltd.	578	207

	Maeil Holdings Co. Ltd.	12,882	203
	iMarketKorea Inc.	20,930	199
	KT Skylife Co. Ltd.	13,988	192
^	KH Vatec Co. Ltd.	12,932	190
	Hansol Holdings Co. Ltd.	40,933	189
^,*	Emerson Pacific Inc.	7,836	187
^	Lutronic Corp.	14,122	185
^,*	Taewoong Co. Ltd.	8,132	184
	Kyobo Securities Co. Ltd.	16,417	182
	SBS Media Holdings Co. Ltd.	55,748	181
*	Insun ENT Co. Ltd.	24,551	180
	CJ CheilJedang Corp. Preference Shares	1,253	178
*	GNCO Co. Ltd.	65,482	177
^	Sung Kwang Bend Co. Ltd.	15,908	174
	Daishin Securities Co. Ltd. Preference Shares	19,354	173
*	S&T Dynamics Co. Ltd.	21,412	170
	Byucksan Corp.	41,431	169
*	Lumens Co. Ltd.	37,737	166
	KC Co. Ltd.	8,503	166
	E1 Corp.	2,974	165
*	G-SMATT GLOBAL Co. Ltd.	12,258	162
*	Neowiz	11,282	160
	TK Corp.	12,269	160
	ICD Co. Ltd.	12,547	153
	KISCO Corp.	4,359	151
^	Coreana Cosmetics Co. Ltd.	22,740	149
*	NEPES Corp.	15,206	147
^,*	Cellumed Co. Ltd.	15,205	146
^,*	KONA I Co. Ltd.	11,398	145
	Sam Young Electronics Co. Ltd.	11,192	144
	Interpark Holdings Corp.	36,083	143
^	CJ Freshway Corp.	4,321	142
	Hyundai Corp.	7,187	141
	Cosmax BTI Inc	4,116	140
	Dae Han Flour Mills Co. Ltd.	842	137
	CROWNHAITAI Holdings Co. Ltd.	9,171	136
	Woongjin Thinkbig Co. Ltd.	19,431	135
	GOLFZON Co. Ltd.	2,849	134
^,*	CrucialTec Co. Ltd.	72,780	128
	Kolao Holdings	25,107	128
*	Innox Advanced Materials Co. Ltd.	1,935	128
*	Cuckoo Homesys Co. Ltd.	709	128
^,*	Agabang&Company	22,329	127
	Seoyon E-Hwa Co. Ltd.	12,026	123
	Humax Co. Ltd.	14,878	122
*	Samsung Pharmaceutical Co. Ltd.	28,069	117
*	DB Financial Investment Co. Ltd.	24,758	116
	INTOPS Co. Ltd.	11,234	112
	Eusu Holdings Co. Ltd.	15,078	107
	DY Corp.	16,308	102
^,*	Doosan Engine Co. Ltd.	23,830	100
*	Duksan Hi-Metal Co. Ltd.	12,546	95
*	3S Korea Co. Ltd.	38,610	84
	MegaStudy Co. Ltd.	2,433	80
^	Cuckoo Holdings Co. Ltd.	841	78
	Hyundai Corp. Holdings Inc.	5,099	74
	Seoyon Co. Ltd.	9,429	69
	Jeil Pharma Holdings Inc.	1,792	63

3,*	Mirae Asset Rights Exp. 02/19/2018			95,683	27
					1,122,983
Total Common Stocks (Cost $8,077,351)					8,886,932
		Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.8%)
4,5	Vanguard Market Liquidity Fund	1.545%		1,633,552	163,355

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.089%	2/1/18	1,000	1,000
6	United States Treasury Bill	1.432%	4/26/18	500	498
6	United States Treasury Bill	1.391%	5/3/18	600	598
6	United States Treasury Bill	1.403%	5/10/18	300	299
6	United States Treasury Bill	1.414%	5/24/18	150	149
6	United States Treasury Bill	1.422%	5/31/18	200	199
6	United States Treasury Bill	1.475%-1.510%	6/21/18	700	696
					3,439
Total Temporary Cash Investments (Cost $166,826)					166,794
Total Investments (101.3%) (Cost $8,244,177)					9,053,726
Other Assets and Liabilities-Net (-1.3%)5,7					(114,576)
Net Assets (100%)					8,939,150

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $127,203,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $27,683,000, representing 0.3% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $136,047,000 of collateral received for securities on loan.
6 Securities with a value of $1,961,000 have been segregated as initial margin for open futures contracts.
7 Cash of $1,600,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	March 2018	204	34,378	30
S&P ASX 200 Index	March 2018	99	11,987	(109)
KOSPI 200 Index	March 2018	89	6,979	1,061

982

Unrealized appreciation (depreciation) on open futures contracts is generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)

Toronto-Dominion Bank	3/13/18	JPY	3,878,549	USD	34,673	933

Goldman Sachs International	3/13/18	JPY	3,728,302	USD	33,381	846

Barclays Bank plc	3/13/18	JPY	1,644,300	USD	14,611	484

Credit Suisse International	3/20/18	AUD	16,431	USD	12,537	701

BNP Paribas	3/20/18	AUD	10,984	USD	8,580	270

BNP Paribas	3/13/18	KRW	7,178,962	USD	6,582	145
Morgan Stanley Capital
Services LLC	3/13/18	JPY	565,650	USD	5,186	7

JPMorgan Chase Bank, N.A.	3/13/18	JPY	564,000	USD	5,003	175

Goldman Sachs International	3/20/18	AUD	3,796	USD	2,985	74

Barclays Bank plc	3/13/18	USD	51,071	JPY	5,721,975	(1,459)

Citibank, N.A.	3/13/18	USD	9,353	JPY	1,036,200	(159)

Barclays Bank plc	3/20/18	USD	7,112	AUD	9,283	(367)

Citibank, N.A.	3/20/18	USD	5,576	AUD	7,065	(116)
						1,534
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Pacific Stock Index Fund

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At January 31, 2018, the counterparties had deposited in segregated accounts cash of $2,040,000 in connection with open forward currency contracts.

After January 31, 2018, the counterparties posted additional collateral of $1,155,000 in connection with open forward currency contracts as of January 31, 2018.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

Pacific Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	888	8,883,015	3,029
Temporary Cash Investments	163,355	3,439	—
Futures Contracts—Assets[1]	58	—	—
Futures Contracts—Liabilities[1]	(300)	—	—
Forward Currency Contracts—Assets	—	3,635	—
Forward Currency Contracts—Liabilities	—	(2,101)	—
Total	164,001	8,887,988	3,029
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not

Pacific Stock Index Fund

recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $8,279,054,000. Net unrealized appreciation of investment securities for tax purposes was $774,672,000, consisting of unrealized gains of $1,820,164,000 on securities that had risen in value since their purchase and $1,045,492,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Austria (0.6%)
	Erste Group Bank AG	695,609	35,038
	OMV AG	344,326	22,170
	voestalpine AG	274,872	17,854
*	Raiffeisen Bank International AG	314,027	13,499
	ANDRITZ AG	174,233	10,460
	BUWOG AG	258,712	9,299
	Wienerberger AG	285,174	7,782
	IMMOFINANZ AG	2,346,308	6,012
	CA Immobilien Anlagen AG	169,194	5,198
	Lenzing AG	31,446	4,001
	Oesterreichische Post AG	81,333	3,874
	UNIQA Insurance Group AG	279,272	3,440
	Mayr Melnhof Karton AG	20,376	3,199
	Vienna Insurance Group AG Wiener Versicherung Gruppe	90,075	3,196
	Telekom Austria AG Class A	327,190	3,163
*	Schoeller-Bleckmann Oilfield Equipment AG	28,244	3,070
	S IMMO AG	130,582	2,444
^	Verbund AG	78,857	2,187
	Strabag SE	38,507	1,666
	EVN AG	68,124	1,395
	Flughafen Wien AG	25,750	1,133
^	DO & CO AG	15,608	1,041
	Palfinger AG	21,121	899
^	Porr AG	22,124	763
^	Zumtobel Group AG	58,074	681
	Kapsch TrafficCom AG	9,815	591
^	Semperit AG Holding	17,857	444
			164,499
Belgium (1.9%)
	Anheuser-Busch InBev SA/NV	1,840,120	208,412
	KBC Group NV	666,755	64,106
	UCB SA	292,564	25,501
	Ageas	467,229	24,704
	Solvay SA Class A	167,400	24,239
*	Umicore SA	449,622	23,670
	Groupe Bruxelles Lambert SA	174,679	20,578
	Proximus SADP	339,230	11,440
	Ackermans & van Haaren NV	53,635	9,996
*	Telenet Group Holding NV	116,275	8,945
	Colruyt SA	159,460	8,828
	bpost SA	242,814	8,073
	Cofinimmo SA	50,381	6,776
	Sofina SA	37,390	6,519
	KBC Ancora	85,856	5,802
	Ontex Group NV	194,685	5,752
	Warehouses De Pauw CVA	41,021	5,090
	Melexis NV	44,451	4,681
	Elia System Operator SA/NV	75,227	4,623

	Aedifica SA	43,214	4,158
	Bekaert SA	85,004	3,862
	Befimmo SA	46,885	3,166
*	Tessenderlo Chemie NV (Voting Shares)	61,945	2,969
	Barco NV	23,259	2,869
	Gimv NV	44,343	2,836
^	Euronav NV	325,307	2,771
	Econocom Group SA/NV	318,056	2,655
	D'ieteren SA/NV	54,991	2,568
	Cie d'Entreprises CFE	16,890	2,439
	Kinepolis Group NV	31,222	2,305
*	AGFA-Gevaert NV	396,593	1,991
	Orange Belgium SA	72,424	1,530
^	Ion Beam Applications	44,412	1,357
*	Nyrstar (Voting Shares)	164,800	1,337
	EVS Broadcast Equipment SA	30,415	1,139
^	Greenyard NV	32,402	861
	Van de Velde NV	12,159	647
	Wereldhave Belgium NV	5,192	586
			519,781
Denmark (2.8%)
	Novo Nordisk A/S Class B	4,259,960	236,421
	Danske Bank A/S	1,691,932	68,704
	DSV A/S	449,583	36,965
	Vestas Wind Systems A/S	518,283	35,351
	Carlsberg A/S Class B	254,984	32,775
	Novozymes A/S	519,106	28,797
	AP Moller - Maersk A/S Class B	16,109	28,758
	Coloplast A/S Class B	321,246	28,559
	Pandora A/S	261,599	24,790
*	Genmab A/S	133,614	24,449
2	Orsted A/S	393,090	23,862
	Chr Hansen Holding A/S	213,323	18,638
	ISS A/S	448,291	17,491
	AP Moller - Maersk A/S Class A	10,168	17,373
	TDC A/S	1,936,740	12,927
	GN Store Nord A/S	337,164	11,370
	Jyske Bank A/S	167,306	9,672
*	William Demant Holding A/S	272,386	8,614
*,2	Nets A/S	293,166	8,071
	Royal Unibrew A/S	126,313	7,676
	H Lundbeck A/S	141,822	7,229
*	Ambu A/S Class B	323,940	6,953
	FLSmidth & Co. A/S	117,712	6,933
	Sydbank A/S	162,152	6,632
	Tryg A/S	257,674	6,271
	SimCorp A/S	96,170	6,108
*	Topdanmark A/S	109,683	5,240
	Rockwool International A/S Class B	15,310	4,277
	Dfds A/S	67,985	4,079
*	Nilfisk Holding A/S	67,148	3,895
	Schouw & Co. A/S	30,822	3,120
2	Scandinavian Tobacco Group A/S	152,263	3,079
*	Bavarian Nordic A/S	78,746	3,034
*	NKT A/S	64,768	2,824
	Spar Nord Bank A/S	200,850	2,393
*	Bang & Olufsen A/S	83,081	2,231

	Alm Brand A/S	172,325	2,124
	ALK-Abello A/S	13,991	1,777
*,^	D/S Norden A/S	54,191	1,080
	Matas A/S	74,343	934
	Solar A/S Class B	10,951	723
			762,199
Finland (1.7%)
	Nokia Oyj	13,707,130	66,117
	Sampo Oyj Class A	1,133,745	65,869
	Kone Oyj Class B	922,262	52,796
	UPM-Kymmene Oyj	1,292,335	43,576
	Wartsila Oyj Abp	374,577	25,591
	Fortum Oyj	1,045,397	22,670
	Neste Oyj	305,529	21,146
	Stora Enso Oyj	1,152,499	19,792
	Nokian Renkaat Oyj	325,068	16,423
	Elisa Oyj	346,563	14,751
	Orion Oyj Class B	245,344	9,842
	Huhtamaki Oyj	222,895	9,515
	Kesko Oyj Class B	162,033	9,451
	Metso Oyj	254,410	8,883
	Konecranes Oyj Class A	161,364	8,192
	Amer Sports Oyj	282,136	7,965
	Valmet Oyj	319,084	7,160
	Outokumpu Oyj	736,455	6,317
	Tieto Oyj	178,444	6,203
	Cargotec Oyj Class B	98,987	5,771
	Metsa Board Oyj	421,080	3,831
*,^	Outotec Oyj	346,264	2,982
	Uponor Oyj	130,689	2,766
	Sanoma Oyj	208,565	2,704
	Kemira Oyj	180,943	2,562
	Citycon Oyj	915,325	2,541
	Cramo Oyj	100,994	2,464
*	DNA Oyj	129,012	2,420
^	YIT Oyj	292,843	2,407
*,^	Caverion Oyj	226,348	1,908
	Ramirent Oyj	151,477	1,520
	Finnair Oyj	125,295	1,517
	Raisio Oyj	260,932	1,446
	Oriola Oyj	321,675	1,145
	F-Secure Oyj	219,021	1,062
*,^	Stockmann Oyj Abp Class B	90,646	467
			461,772
France (15.0%)
	TOTAL SA	5,349,154	310,145
	Sanofi	2,643,720	233,314
	BNP Paribas SA	2,613,195	215,835
	LVMH Moet Hennessy Louis Vuitton SE	602,724	188,805
	Airbus SE	1,323,347	152,184
	AXA SA	4,582,648	150,713
	Danone SA	1,417,423	121,993
	Vinci SA	1,123,398	121,416
	Schneider Electric SE	1,281,952	120,116
	Societe Generale SA	1,776,041	103,220
	Kering	179,674	91,014

Air Liquide SA	645,778	87,081
Orange SA	4,637,914	83,806
Pernod Ricard SA	512,566	81,631
Safran SA	704,764	79,626
L'Oreal SA	350,209	79,587
Vivendi SA	2,583,723	75,702
Essilor International Cie Generale d'Optique SA	492,626	69,936
Cie de Saint-Gobain	1,198,541	69,617
Engie SA	3,985,926	69,212
Cie Generale des Etablissements Michelin	428,108	68,487
Legrand SA	645,387	53,695
L'Oreal SA Loyalty Line	232,325	52,797
Air Liquide SA - PRIM	374,770	50,537
Capgemini SE	374,193	49,671
Renault SA	446,751	49,068
Valeo SA	576,804	45,417
Credit Agricole SA	2,261,174	42,632
Hermes International	74,872	41,386
STMicroelectronics NV	1,514,672	36,170
Dassault Systemes SE	313,214	36,109
TechnipFMC plc	1,110,243	35,936
Atos SE	220,259	34,736
Publicis Groupe SA	496,779	34,331
Carrefour SA	1,331,075	31,743
Veolia Environnement SA	1,182,227	29,803
Bouygues SA	487,876	27,116
Thales SA	241,478	27,068
^ Sodexo SA	209,564	26,863
Accor SA	423,315	24,093
Peugeot SA	1,069,123	24,014
Klepierre SA	488,245	22,307
Arkema SA	173,055	22,093
Gecina SA	112,361	21,955
Eiffage SA	180,155	21,841
Teleperformance	138,976	21,063
Natixis SA	2,025,326	18,443
Bureau Veritas SA	619,616	18,157
Edenred	560,999	18,105
SCOR SE	377,637	16,902
Alstom SA	370,903	16,270
Faurecia	178,705	16,035
* Ubisoft Entertainment SA	184,490	15,789
Eurofins Scientific SE	23,750	15,461
Ingenico Group SA	135,325	15,403
Getlink SE	1,097,182	15,387
Iliad SA	57,772	14,947
* Zodiac Aerospace	466,971	14,512
Aeroports de Paris	68,611	14,250
Electricite de France SA	1,028,488	14,148
Bollore SA	2,361,881	13,712
* Rubis SCA	184,543	13,610
SEB SA	65,723	13,579
Orpea	108,662	13,562
SES SA Class A	851,359	13,286
Rexel SA	733,111	13,207
Suez	876,167	13,061
Wendel SA	68,670	12,804

	Ipsen SA	83,195	11,650
2	Euronext NV	167,999	11,381
	Eurazeo SA	105,815	11,140
2	Amundi SA	117,567	11,094
	Fonciere Des Regions	95,010	10,443
	CNP Assurances	386,771	9,913
*	BioMerieux	100,685	9,532
	Imerys SA	88,722	9,509
	Credit Agricole SA Loyalty Line	497,173	9,374
	ICADE	85,315	9,252
	Dassault Aviation SA	5,517	9,219
	Eutelsat Communications SA	416,634	9,170
	Lagardere SCA	277,182	8,645
	Elis SA	300,733	8,402
	Casino Guichard Perrachon SA	136,981	8,004
*	Air France-KLM	515,733	7,999
	Remy Cointreau SA	59,174	7,788
	JCDecaux SA	175,630	7,598
2	Elior Group SA	316,340	7,281
	Societe BIC SA	63,541	7,276
	Cie Plastic Omnium SA	138,831	7,131
	Altran Technologies SA	378,957	7,051
	Alten SA	69,550	7,041
	SPIE SA	259,742	6,455
	Sopra Steria Group	30,535	6,197
	Nexity SA	101,824	6,136
	Euler Hermes Group	37,372	5,657
*,2	Worldline SA	96,480	5,455
	Sartorius Stedim Biotech	59,590	5,162
*	Vallourec SA	706,381	4,838
*	Fnac Darty SA	40,647	4,741
2	Maisons du Monde SA	104,413	4,484
*	Elis SA (London Shares)	155,925	4,360
	Metropole Television SA	155,571	4,233
	Television Francaise 1	257,999	3,870
	Trigano SA	19,873	3,858
	Nexans SA	62,645	3,800
*	SOITEC	42,415	3,479
	Korian SA	107,635	3,465
*,2	ALD SA	195,283	3,448
2	Europcar Groupe SA	246,401	3,426
	Technicolor SA	869,305	3,248
*	Eramet	21,916	3,093
	Vicat SA	37,191	3,064
	IPSOS	79,042	3,019
	Gaztransport Et Technigaz SA	43,457	3,007
	Tarkett SA	76,699	2,999
	Coface SA	225,823	2,538
^	Neopost SA	83,603	2,490
*	DBV Technologies SA	52,137	2,442
*	Genfit	70,760	2,427
	Beneteau SA	88,131	2,346
	Mercialys SA	102,306	2,325
	Derichebourg SA	191,348	1,919
	Bonduelle SCA	33,146	1,748
	Electricite de France SA Loyalty Line	122,442	1,684
	Albioma SA	63,971	1,666

	FFP	12,302	1,594
*	Virbac SA	10,165	1,562
*,2	X-Fab Silicon Foundries SE	123,464	1,520
	Vilmorin & Cie SA	12,061	1,319
	Mersen SA	26,652	1,300
	Manitou BF SA	29,709	1,269
	Boiron SA	13,136	1,149
	Interparfums SA	24,378	1,139
	Guerbet	11,017	1,101
	Jacquet Metal Service	29,541	1,097
	Rallye SA	57,521	1,056
	MGI Coutier	19,737	869
	Direct Energie	17,999	846
	GL Events	21,874	741
	Haulotte Group SA	27,303	651
	Groupe Crit	6,693	639
^	Bourbon Corp.	60,570	610
*	Etablissements Maurel et Prom	120,416	559
*	Esso SA Francaise	5,957	382
*	Stallergenes Greer plc	8,713	375
*,^	Parrot SA	36,600	369
	Union Financiere de France BQE SA	6,549	252
			4,115,885
Germany (14.9%)
	Siemens AG	1,842,682	279,729
	Allianz SE	1,081,532	273,550
	Bayer AG	2,006,494	262,927
	BASF SE	2,218,115	260,137
	SAP SE	2,201,598	249,092
	Daimler AG	2,335,499	213,902
	Deutsche Telekom AG	7,824,206	137,238
	adidas AG	479,091	111,330
*	Linde AG - Tender Line	450,251	110,561
	Deutsche Post AG	2,311,427	109,180
	Volkswagen AG Preference Shares	445,188	97,899
	Bayerische Motoren Werke AG	780,437	89,148
	Fresenius SE & Co. KGaA	980,395	85,811
	Deutsche Bank AG	4,500,856	82,819
	Infineon Technologies AG	2,739,549	79,766
	Continental AG	261,919	78,683
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	332,157	78,146
	Fresenius Medical Care AG & Co. KGaA	514,740	59,330
	Henkel AG & Co. KGaA Preference Shares	423,781	59,264
	Deutsche Boerse AG	453,059	58,226
	Vonovia SE	1,176,337	58,009
	E.ON SE	4,991,820	52,470
2	Covestro AG	366,932	42,253
*	Commerzbank AG	2,521,553	41,608
	HeidelbergCement AG	360,339	39,117
	Deutsche Wohnen SE	860,083	38,889
	thyssenkrupp AG	1,127,088	35,487
	Henkel AG & Co. KGaA	283,388	35,473
	Wirecard AG	276,981	34,534
	Porsche Automobil Holding SE Preference Shares	371,669	34,394
	Merck KGaA	313,507	34,316
	Beiersdorf AG	241,750	28,663
	Symrise AG	293,262	24,576

	Brenntag AG	375,333	24,366
*	RWE AG	1,175,754	23,581
	MTU Aero Engines AG	124,785	22,370
	ProSiebenSat.1 Media SE	556,550	21,321
	United Internet AG	283,005	20,648
	Deutsche Lufthansa AG	569,373	20,340
	OSRAM Licht AG	232,711	20,339
	GEA Group AG	405,552	20,171
	Hannover Rueck SE	145,947	19,960
	LANXESS AG	219,627	19,179
*	QIAGEN NV	535,149	17,899
	LEG Immobilien AG	152,366	17,196
	KION Group AG	170,798	15,699
	Volkswagen AG	68,206	15,132
*,2	Zalando SE	254,577	14,921
	Rheinmetall AG	104,114	14,737
	Evonik Industries AG	362,576	14,327
	HUGO BOSS AG	155,866	14,315
	Uniper SE	473,398	14,132
^	K&S AG	464,781	13,063
	Bayerische Motoren Werke AG Preference Shares	128,514	12,561
	Freenet AG	310,873	11,921
2	Innogy SE	309,876	11,813
	Fraport AG Frankfurt Airport Services Worldwide	86,220	10,208
	MAN SE	85,118	10,127
	Sartorius AG Preference Shares	83,056	9,940
	Axel Springer SE	107,366	9,435
	Fuchs Petrolub SE Preference Shares	172,144	9,423
	1&1 Drillisch AG	110,850	9,221
*	METRO AG	406,651	8,844
	Aurubis AG	82,921	8,714
	TUI AG	383,129	8,641
	HOCHTIEF AG	46,721	8,449
	Telefonica Deutschland Holding AG	1,638,904	8,285
	Duerr AG	59,136	8,147
	RTL Group SA	91,831	7,786
	Hella GmbH & Co. KGaA	106,730	7,606
	Aareal Bank AG	147,884	7,476
*	Siltronic AG	44,758	7,431
	GRENKE AG	61,266	7,307
	Wacker Chemie AG	36,298	7,283
	TAG Immobilien AG	353,750	6,993
*	MorphoSys AG	69,936	6,899
	Gerresheimer AG	75,813	6,622
	CTS Eventim AG & Co. KGaA	132,320	6,616
*	Software AG	118,594	6,437
	Norma Group SE	77,823	6,130
	Leoni AG	78,938	6,062
	Bechtle AG	65,669	5,989
	STADA Arzneimittel AG	53,938	5,856
	Jungheinrich AG Preference Shares	117,034	5,788
	CECONOMY AG	398,953	5,752
	TLG Immobilien AG	204,048	5,746
	Stabilus SA	59,205	5,739
*	Evotec AG	311,648	5,691
	Rational AG	7,993	5,623
*	Dialog Semiconductor plc	182,966	5,578

	Salzgitter AG	92,182	5,568
	alstria office REIT-AG	351,471	5,550
	Fielmann AG	59,728	5,230
	Jenoptik AG	125,917	5,226
^	Krones AG	35,377	4,944
*,2	Rocket Internet SE	169,966	4,934
	Deutsche EuroShop AG	123,555	4,855
	Stroeer SE & Co. KGaA	58,985	4,546
2	Deutsche Pfandbriefbank AG	244,073	4,511
	Nemetschek SE	43,643	4,300
	Talanx AG	90,506	4,007
	FUCHS PETROLUB SE	77,209	3,921
2	ADO Properties SA	71,616	3,859
*	AIXTRON SE	253,206	3,825
	Carl Zeiss Meditec AG	57,999	3,796
*,2	Delivery Hero AG	88,071	3,783
	Bilfinger SE	79,073	3,712
	Suedzucker AG	194,486	3,706
*,2	Hapag-Lloyd AG	87,639	3,635
	CompuGroup Medical SE	56,717	3,592
	Indus Holding AG	44,840	3,559
	Schaeffler AG Preference Shares	173,507	3,453
	Pfeiffer Vacuum Technology AG	16,020	3,176
*,^	zooplus AG	14,832	3,056
	Sixt SE	29,496	3,047
	Sixt SE Preference Shares	42,444	3,016
*	PATRIZIA Immobilien AG	111,037	2,781
	Koenig & Bauer AG	32,866	2,694
	DMG Mori AG	45,331	2,687
	Deutz AG	285,508	2,651
	Puma SE	6,229	2,627
*,2	Tele Columbus AG	232,105	2,604
	RHOEN-KLINIKUM AG	65,113	2,564
	Wacker Neuson SE	60,603	2,483
	Kloeckner & Co. SE	181,113	2,402
	Takkt AG	84,765	2,359
	XING SE	6,584	2,303
*	Heidelberger Druckmaschinen AG	582,867	2,107
	KWS Saat SE	4,933	2,083
*,^	Nordex SE	155,674	2,058
	Draegerwerk AG & Co. KGaA Preference Shares	20,626	2,011
*	SGL Carbon SE	118,501	1,846
	Deutsche Beteiligungs AG	28,454	1,756
^	ElringKlinger AG	72,091	1,675
	Bertrandt AG	11,523	1,478
	Biotest AG Preference Shares	45,875	1,438
*	Diebold Nixdorf AG	15,478	1,372
	RWE AG Preference Shares	78,113	1,366
	VTG AG	26,158	1,354
	Wuestenrot & Wuerttembergische AG	43,989	1,317
	DIC Asset AG	99,983	1,284
	SMA Solar Technology AG	22,955	1,250
	Hamburger Hafen und Logistik AG	44,200	1,234
	BayWa AG	31,472	1,221
*	Vossloh AG	21,940	1,206
	comdirect bank AG	68,241	985
	Gerry Weber International AG	63,455	704

	Hornbach Baumarkt AG	15,333	589
*	H&R GmbH & Co. KGaA	28,621	507
	Draegerwerk AG & Co. KGaA	6,533	499
	RIB Software SE	13,392	453
	CropEnergies AG	46,488	420
			4,095,537
Ireland (0.5%)
	CRH plc	1,135,703	42,178
	Kerry Group plc Class A	352,552	37,568
*	Bank of Ireland Group plc	2,217,715	21,655
	Kingspan Group plc	361,241	16,660
*	AIB Group plc	1,649,494	11,534
	Glanbia plc	473,502	8,098
	Green REIT plc	1,674,114	3,322
	Hibernia REIT plc	1,625,476	3,098
	Irish Continental Group plc	399,607	2,834
	C&C Group plc	743,847	2,787
	Origin Enterprises plc	316,803	2,384
*	Permanent TSB Group Holdings plc	231,939	620
*,^,3 Irish Bank Resolution Corp. Ltd.		2,503,596	—
			152,738
Italy (4.5%)
	Intesa Sanpaolo SPA (Registered)	32,914,616	129,327
	Enel SPA	18,840,862	119,780
*	UniCredit SPA	5,398,791	119,031
	Eni SPA	6,063,831	109,163
*	Fiat Chrysler Automobiles NV	2,640,522	63,818
	Assicurazioni Generali SPA	3,171,476	62,920
	Atlantia SPA	1,288,514	42,650
	Ferrari NV	304,621	36,344
	CNH Industrial NV	2,328,901	34,437
	Snam SPA	5,731,113	27,878
*	Telecom Italia SPA (Registered)	27,975,578	25,175
	Luxottica Group SPA	376,799	24,228
	Terna Rete Elettrica Nazionale SPA	3,427,151	20,646
	EXOR NV	258,768	20,004
	Tenaris SA	1,134,457	19,816
	Prysmian SPA	510,200	17,948
	Mediobanca Banca di Credito Finanziario SPA	1,405,479	17,093
	Moncler SPA	411,048	13,546
*,^	Banco BPM SPA	3,487,087	13,273
^	Unione di Banche Italiane SPA	2,370,086	12,285
	FinecoBank Banca Fineco SPA	954,384	11,866
	Leonardo SPA	933,269	11,264
	Recordati SPA	240,975	10,974
	Davide Campari-Milano SPA	1,374,485	10,948
	Telecom Italia SPA (Bearer)	13,981,796	10,690
*,2	Pirelli & C SPA	966,565	9,313
2	Poste Italiane SPA	1,125,002	9,310
	Intesa Sanpaolo SPA	2,178,633	8,316
	Italgas SPA	1,187,657	7,338
	Interpump Group SPA	203,427	7,334
	A2A SPA	3,722,058	7,153
*,^	Yoox Net-A-Porter Group SPA	151,455	7,114
	Hera SPA	1,913,299	6,993
	Cerved Information Solutions SPA	468,589	6,608

	BPER Banca	1,126,980	6,577
	Unipol Gruppo SPA	1,182,592	6,524
*	Saipem SPA	1,379,527	6,472
	Azimut Holding SPA	274,561	6,253
	Banca Mediolanum SPA	618,085	6,064
*	Brembo SPA	368,148	5,946
	UnipolSai Assicurazioni SPA	2,276,849	5,887
	DiaSorin SPA	56,347	5,451
	De' Longhi SPA	155,301	5,225
	Banca Generali SPA	137,150	5,137
	Buzzi Unicem SPA	174,204	5,115
	Amplifon SPA	281,224	5,001
2	Anima Holding SPA	562,430	4,719
	Societa Cattolica di Assicurazioni SC	378,663	4,711
	Banca Popolare di Sondrio SCPA	1,090,955	4,407
	Autogrill SPA	302,185	4,208
2	Infrastrutture Wireless Italiane SPA	579,380	4,187
	Iren SPA	1,225,976	3,967
	Industria Macchine Automatiche SPA	39,825	3,485
*,^	Mediaset SPA	858,677	3,418
*	Reply SPA	49,624	3,224
2	Enav SPA	611,022	3,198
2	OVS SPA	424,918	3,147
	Societa Iniziative Autostradali e Servizi SPA	166,713	3,139
^	Salvatore Ferragamo SPA	104,372	2,940
	ERG SPA	124,267	2,575
2	Technogym SPA	231,989	2,541
^	Tod's SPA	32,480	2,447
	Ei Towers SPA	39,446	2,410
	Brunello Cucinelli SPA	71,645	2,402
	Beni Stabili SpA SIIQ	2,572,082	2,383
	Saras SPA	1,088,973	2,379
	ASTM SPA	81,871	2,223
	MARR SPA	79,809	2,208
	Banca IFIS SPA	46,094	2,193
	ACEA SPA	108,140	2,088
	Datalogic SPA	51,694	2,060
*	Fincantieri SPA	1,123,648	2,009
	Danieli & C Officine Meccaniche SPA-RSP	100,281	1,984
	Credito Emiliano SPA	189,526	1,832
	Parmalat SPA	461,207	1,791
^	Maire Tecnimont SPA	305,965	1,595
	Salini Impregilo SPA	393,666	1,585
	Buzzi Unicem SPA-RSP	92,875	1,566
*,2	doBank SPA	92,557	1,479
*,2	Banca Farmafactoring SPA	174,291	1,404
2	RAI Way SPA	220,553	1,355
	Piaggio & C SPA	392,360	1,186
	Cementir Holding SPA	107,926	1,013
	CIR-Compagnie Industriali Riunite SPA	690,213	1,001
	Immobiliare Grande Distribuzione SIIQ SPA	832,192	974
*,^	Juventus Football Club SPA	933,984	946
*	Arnoldo Mondadori Editore SPA	284,654	795
*	Italmobiliare SPA	25,431	777
	Cairo Communication SPA	155,712	719
	Danieli & C Officine Meccaniche SPA	23,031	658
^	Geox SPA	189,373	646

*,^	Rizzoli Corriere Della Sera Mediagroup SPA	338,436	503
	Zignago Vetro SPA	48,440	489
*	GEDI Gruppo Editoriale SPA	569,376	451
	DeA Capital SPA	215,880	393
*,^	Safilo Group SPA	61,993	366
	Cofide SPA	455,042	329
^,*	Credito Valtellinese SPA	23,413	312
^	Astaldi SPA	85,729	293
	Esprinet SPA	53,123	292
	Biesse SPA	2,176	122
			1,229,759
Netherlands (5.3%)
	Unilever NV	3,708,467	214,062
	ING Groep NV	9,413,779	184,843
	ASML Holding NV	760,823	154,249
	Koninklijke Philips NV	2,272,840	92,641
	Koninklijke Ahold Delhaize NV	3,085,938	68,940
	Heineken NV	570,553	64,124
	Unibail-Rodamco SE	240,142	61,569
	Akzo Nobel NV	611,076	57,193
*	ArcelorMittal	1,456,414	52,748
	RELX NV	2,140,199	47,392
	Koninklijke DSM NV	424,757	43,917
	NN Group NV	817,569	38,561
	Wolters Kluwer NV	664,416	35,168
2	ABN AMRO Group NV	1,003,229	33,958
	Aegon NV	4,271,340	29,188
	Heineken Holding NV	256,052	27,164
	Koninklijke KPN NV	7,356,547	25,779
	Randstad Holding NV	266,792	18,833
	ASR Nederland NV	341,869	14,933
*,^	Altice NV Class A	1,366,738	14,657
	Aalberts Industries NV	231,794	12,656
	Gemalto NV	196,889	12,145
*	Galapagos NV	98,347	11,680
2	Philips Lighting NV	231,286	9,094
	IMCD Group NV	128,761	8,601
	SBM Offshore NV	429,545	8,023
	ASM International NV	109,738	7,897
	Boskalis Westminster	195,292	7,793
	BE Semiconductor Industries NV	77,775	7,485
	APERAM SA	121,943	7,252
	Koninklijke Vopak NV	159,784	7,213
	TKH Group NV	101,084	6,720
*,^	OCI NV	235,943	5,990
	Eurocommercial Properties NV	113,500	5,354
	PostNL NV	1,059,543	5,283
	Wereldhave NV	97,018	4,820
	Corbion NV	143,007	4,675
2	Refresco Group NV	167,997	4,146
	Arcadis NV	168,090	3,814
*	Rhi Magnesita NV	55,832	3,609
*	TomTom NV	292,322	3,183
^	Koninklijke BAM Groep NV	607,094	2,968
	Wessanen	134,799	2,896
2	GrandVision NV	119,933	2,793
*	Fugro NV	158,703	2,646

2	Intertrust NV	138,040	2,531
	Vastned Retail NV	46,184	2,329
*	Altice NV Class B	203,069	2,178
	NSI NV	42,619	1,881
	Accell Group	63,527	1,838
*,2	Takeaway.com NV	29,987	1,816
	Koninklijke Volkerwessels NV	60,652	1,799
2	Flow Traders	67,125	1,678
*,2	Basic-Fit NV	56,857	1,544
*	ForFarmers NV	86,138	1,083
	BinckBank NV	172,704	935
	Brunel International NV	46,657	913
	AMG Advanced Metallurgical Group NV	3,794	203
			1,459,383
Norway (1.3%)
	Statoil ASA	2,362,716	55,362
	DNB ASA	2,606,800	52,984
	Telenor ASA	1,647,383	38,515
	Norsk Hydro ASA	3,236,619	23,567
	Yara International ASA	423,347	20,363
	Orkla ASA	1,881,876	19,583
	Marine Harvest ASA	979,582	16,962
	Storebrand ASA	1,088,460	9,743
	Subsea 7 SA	617,230	9,614
	Gjensidige Forsikring ASA	400,536	7,556
	Aker BP ASA	244,831	7,085
	Schibsted ASA Class B	214,021	6,467
	Schibsted ASA Class A	191,799	6,173
	TGS NOPEC Geophysical Co. ASA	245,393	6,165
	Tomra Systems ASA	264,319	4,477
	SpareBank 1 SR-Bank ASA	365,134	4,358
2	Entra ASA	263,976	3,990
*	Norwegian Finans Holding ASA	344,190	3,930
	Bakkafrost P/F	94,433	3,848
	SpareBank 1 SMN	316,223	3,590
	Salmar ASA	127,319	3,462
	Aker ASA	57,978	3,322
	Atea ASA	202,732	3,138
	Leroy Seafood Group ASA	611,443	3,114
2	XXL ASA	240,823	2,977
	Veidekke ASA	257,451	2,755
*,^	Petroleum Geo-Services ASA	741,202	2,201
	Borregaard ASA	240,916	2,151
*,2	Aker Solutions ASA	370,030	2,134
*	Wallenius Wilhelmsen Logistics	249,404	2,076
*	DNO ASA	1,611,116	2,059
*	Nordic Semiconductor ASA	319,347	1,901
*,2	Evry AS	414,391	1,722
	Austevoll Seafood ASA	217,690	1,710
	Grieg Seafood ASA	132,529	1,171
	Ocean Yield ASA	103,747	936
*,^,2 BW LPG Ltd.		198,051	936
*	Otello Corp. ASA	274,031	858
	Hoegh LNG Holdings Ltd.	106,827	833
*	Sparebank 1 Oestlandet	62,243	764
*,^	REC Silicon ASA	4,968,401	742
	Stolt-Nielsen Ltd.	52,924	712

*	Akastor ASA	338,320	685
	Norway Royal Salmon ASA	42,194	677
*,^	Norwegian Air Shuttle ASA	21,010	615
			347,983
Other (0.0%)4
*	ACS Actividades Rights Exp. 02/07/18	586,011	307
*	Unicredit SpA Rights Exp. 02/20/2018	5,314,199	26
			333
Portugal (0.3%)
	Galp Energia SGPS SA	1,250,085	23,880
	EDP - Energias de Portugal SA	5,513,160	19,344
	Jeronimo Martins SGPS SA	587,312	12,510
*	Banco Comercial Portugues SA	21,849,592	8,724
	Sonae SGPS SA	2,299,327	3,695
	NOS SGPS SA	534,873	3,641
	Navigator Co. SA	614,578	3,451
	EDP Renovaveis SA	368,327	3,222
^	REN - Redes Energeticas Nacionais SGPS SA	817,416	2,548
^	CTT-Correios de Portugal SA	346,392	1,482
	Semapa-Sociedade de Investimento e Gestao	52,282	1,194
	Mota-Engil SGPS SA	204,522	1,016
	Altri SGPS SA	166,680	1,007
^	Corticeira Amorim SGPS SA	75,866	973
*,^	Banco BPI SA	580,936	964
^	Sonaecom SGPS SA	77,921	226
*	Banco Espirito Santo SA	8,371,877	11
			87,888
Spain (5.1%)
	Banco Santander SA	38,538,186	286,119
	Banco Bilbao Vizcaya Argentaria SA	16,145,844	151,522
	Telefonica SA	10,989,100	112,733
	Iberdrola SA	13,803,003	112,354
	Industria de Diseno Textil SA	2,545,306	91,080
	Amadeus IT Group SA	1,001,682	77,660
*	Repsol SA	2,874,944	54,109
	CaixaBank SA	8,700,026	46,929
	Abertis Infraestructuras SA	1,502,493	36,451
2	Aena SME SA	154,531	33,650
	Banco de Sabadell SA	13,587,765	32,296
*	Ferrovial SA	1,195,221	27,439
	Grifols SA	809,790	26,045
*	ACS Actividades de Construccion y Servicios SA	595,395	23,823
	Red Electrica Corp. SA	1,045,481	22,052
	Bankinter SA	1,652,931	19,005
	Gas Natural SDG SA	748,166	17,299
	Endesa SA	768,521	17,251
*	Bankia SA	3,222,547	16,313
	Enagas SA	549,831	14,978
	Grifols SA Prior Pfd.	595,077	14,760
	Merlin Properties Socimi SA	811,949	11,691
2	Cellnex Telecom SA	370,698	10,008
	Mapfre SA	2,386,832	8,475
^	Siemens Gamesa Renewable Energy SA	543,145	8,475
	Distribuidora Internacional de Alimentacion SA	1,488,817	7,955
	Inmobiliaria Colonial Socimi SA	627,939	7,015
	Viscofan SA	94,550	6,613

^	Bolsas y Mercados Espanoles SHMSF SA	184,318	6,287
	Acciona SA	62,944	5,699
	Prosegur Cia de Seguridad SA	646,779	5,377
	Grupo Catalana Occidente SA	109,976	5,146
	Acerinox SA	346,069	5,089
	Mediaset Espana Comunicacion SA	445,616	5,039
	Applus Services SA	345,950	4,997
	Zardoya Otis SA	428,258	4,893
	Hispania Activos Inmobiliarios SOCIMI SA	214,817	4,497
*	Indra Sistemas SA	301,892	4,443
	CIE Automotive SA	119,286	4,088
	Ebro Foods SA	156,543	3,856
	NH Hotel Group SA	506,876	3,854
	Melia Hotels International SA	269,214	3,805
*,2	Neinor Homes SA	154,999	3,558
*,2	Unicaja Banco SA	1,885,310	3,315
2	Prosegur Cash SA	905,664	3,128
	Corp. Financiera Alba SA	48,662	3,039
	Cia de Distribucion Integral Logista Holdings SA	119,306	2,916
*,2	Gestamp Automocion SA	375,733	2,877
	Axiare Patrimonio SOCIMI SA	131,069	2,863
*,^	Sacyr SA	783,687	2,558
^	Tecnicas Reunidas SA	74,078	2,526
	Faes Farma SA	675,150	2,456
*	Obrascon Huarte Lain SA	347,733	2,147
	Construcciones y Auxiliar de Ferrocarriles SA	45,902	2,136
2	Euskaltel SA	235,392	2,046
	Ence Energia y Celulosa SA	317,882	2,042
*	Fomento de Construcciones y Contratas SA	171,145	2,029
^	Atresmedia Corp. de Medios de Comunicacion SA	188,673	1,972
	Papeles y Cartones de Europa SA	119,237	1,782
*	Liberbank SA	2,819,751	1,578
^	Almirall SA	139,294	1,512
*,^	Codere SA	126,337	1,506
*	Pharma Mar SA	353,937	758
^,*	Sacyr SA Rights	769,679	52
			1,409,966
Sweden (4.8%)
	Nordea Bank AB	7,699,843	95,055
	Volvo AB Class B	3,782,573	77,204
	Atlas Copco AB Class A	1,548,060	72,601
	Swedbank AB Class A	2,540,818	64,980
	Investor AB Class B	1,097,629	53,676
	Svenska Handelsbanken AB Class A	3,542,815	51,563
	Sandvik AB	2,601,122	51,208
	Assa Abloy AB Class B	2,264,965	50,207
	Telefonaktiebolaget LM Ericsson Class B	7,162,607	46,069
	Skandinaviska Enskilda Banken AB Class A	3,462,113	43,753
*	Essity AB Class B	1,432,870	42,923
	Hennes & Mauritz AB Class B	2,287,761	40,487
	Atlas Copco AB Class B	879,182	36,694
	Hexagon AB Class B	605,264	36,090
	Telia Co. AB	6,246,310	31,355
	Boliden AB	664,367	24,118
	SKF AB	921,376	22,774
	Kinnevik AB	561,538	20,484
	Alfa Laval AB	762,209	20,004

	Electrolux AB Class B	537,238	18,980
	Skanska AB Class B	864,502	17,571
	Swedish Match AB	430,414	17,434
	Trelleborg AB Class B	590,662	15,766
	Svenska Cellulosa AB SCA Class B	1,435,916	14,858
	Securitas AB Class B	778,229	14,405
	Industrivarden AB Class A	503,721	14,195
	Castellum AB	646,700	11,151
	Industrivarden AB	402,880	10,733
	Tele2 AB	842,712	10,539
*	Lundin Petroleum AB	420,558	10,492
	Husqvarna AB	912,668	9,521
	Nibe Industrier AB Class B	907,120	8,833
	Elekta AB Class B	870,493	8,316
2	Dometic Group AB	714,165	7,729
	Com Hem Holding AB	437,784	7,608
	Getinge AB	544,301	7,458
	L E Lundbergforetagen AB Class B	90,123	7,273
^	ICA Gruppen AB	186,123	7,271
	Fabege AB	322,032	7,051
	Loomis AB Class B	174,999	6,997
	Indutrade AB	225,032	6,940
*	SSAB AB Class B	1,306,961	6,800
*	Swedish Orphan Biovitrum AB	386,526	6,790
^	Intrum Justitia AB	177,014	6,563
	BillerudKorsnas AB	421,971	6,497
	Hexpol AB	597,384	6,414
	Holmen AB	120,833	6,365
	AAK AB	68,138	6,338
*	Fastighets AB Balder Class B	232,498	6,191
	Modern Times Group MTG AB Class B	126,892	5,820
2	Thule Group AB	249,948	5,689
*,2	Ahlsell AB	794,684	5,360
	Axfood AB	250,114	5,029
	Hemfosa Fastigheter AB	363,330	4,995
	Saab AB Class B	100,419	4,811
	NCC AB Class B	230,302	4,566
	Lifco AB Class B	108,097	4,355
	Wallenstam AB	457,507	4,332
	Hufvudstaden AB Class A	266,531	4,290
	Peab AB	477,643	4,098
	AF AB	164,038	3,936
	Wihlborgs Fastigheter AB	160,833	3,914
	JM AB	170,360	3,843
*,^	Investment AB Latour Class B	298,874	3,804
	Sweco AB Class B	163,397	3,689
*	SSAB AB Class A	572,433	3,632
2	Bravida Holding AB	478,017	3,404
	Avanza Bank Holding AB	60,085	3,375
	Kungsleden AB	467,118	3,309
	Pandox AB Class B	165,529	3,110
	Bonava AB Class B	200,908	2,866
2	Attendo AB	259,255	2,738
	Vitrolife AB	31,278	2,738
	Oriflame Holding AG	57,294	2,566
*	NetEnt AB	441,929	2,510
	Nobia AB	285,591	2,307

*	Betsson AB	283,226	2,298
	Ratos AB	485,319	2,285
	Cloetta AB Class B	515,390	2,128
*	Bilia AB	208,484	2,005
	Concentric AB	97,588	1,910
	Atrium Ljungberg AB	115,263	1,904
2	Scandic Hotels Group AB	171,193	1,894
^	Mycronic AB	164,873	1,862
^	Klovern AB	1,341,592	1,781
	Investment AB Oresund	98,741	1,779
*	Arjo AB	512,567	1,678
2	Resurs Holding AB	221,125	1,640
	Bure Equity AB	122,290	1,532
	Klovern AB Preference Shares	39,117	1,515
	Lindab International AB	152,081	1,341
	Clas Ohlson AB	90,604	1,256
*,2	Munters Group AB	170,273	1,246
	Svenska Handelsbanken AB Class B	81,733	1,208
	SAS AB Preference Shares	17,461	1,192
^	Mekonomen AB	63,670	1,164
*,^	SAS AB	470,810	1,140
	SkiStar AB	48,125	983
*	Haldex AB	79,846	923
*,^	Collector AB	84,600	891
*,^	Fingerprint Cards AB Class B	573,647	886
	Hemfosa Fastigheter AB Preference Shares	28,026	639
	Skandinaviska Enskilda Banken AB	47,880	612
*,^	Telefonaktiebolaget LM Ericsson Class A	83,021	535
	Rezidor Hotel Group AB	117,822	375
2	Evolution Gaming Group AB	3,668	285
	NCC AB Class A	8,920	176
	Bonava AB Class A	9,305	133
	Sagax AB Preference Shares	24,909	107
			1,320,713
Switzerland (12.2%)
	Nestle SA	7,513,848	649,061
	Novartis AG	5,379,939	485,578
	Roche Holding AG	1,703,669	420,933
	UBS Group AG	8,418,875	170,898
	ABB Ltd.	4,675,267	130,313
	Zurich Insurance Group AG	363,896	119,703
	Credit Suisse Group AG	6,183,591	119,597
	Cie Financiere Richemont SA	1,233,840	118,345
	Swiss Re AG	751,218	74,095
	Givaudan SA	22,298	53,677
	Lonza Group AG	179,636	49,909
	LafargeHolcim Ltd.	748,582	45,802
	Sika AG	5,066	43,886
	Geberit AG	88,006	41,682
	Julius Baer Group Ltd.	523,395	35,955
	Swatch Group AG (Bearer)	73,661	33,699
	Adecco Group AG	402,467	33,115
	SGS SA	11,935	32,083
	Partners Group Holding AG	40,000	31,082
	Swisscom AG	54,075	29,530
	Swiss Life Holding AG	78,251	29,383
	LafargeHolcim Ltd. (Paris Shares)	415,132	25,448

	Schindler Holding AG	97,046	24,316
	Kuehne & Nagel International AG	121,336	22,284
	Sonova Holding AG	123,217	19,857
	Temenos Group AG	142,803	19,735
	Straumann Holding AG	24,344	18,581
*	Vifor Pharma AG	126,223	18,564
	Baloise Holding AG	112,205	18,357
	Chocoladefabriken Lindt & Spruengli AG (Regular Shares)	238	17,788
	Swiss Prime Site AG	171,911	16,643
	Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)	2,588	16,211
	Logitech International SA	352,530	14,785
	Clariant AG	515,419	14,753
	Georg Fischer AG	9,931	14,377
	EMS-Chemie Holding AG	17,133	12,595
	ams AG	130,933	12,099
*	Dufry AG	77,867	12,079
	Flughafen Zurich AG	46,366	11,812
	Schindler Holding AG (Registered)	47,338	11,521
	Roche Holding AG (Bearer)	41,914	10,474
^	BB Biotech AG	135,439	10,283
2	VAT Group AG	61,777	9,869
	Barry Callebaut AG	4,646	9,509
	Helvetia Holding AG	15,755	9,386
	PSP Swiss Property AG	95,341	9,376
	Swatch Group AG (Registered)	107,749	9,308
	OC Oerlikon Corp. AG	469,056	8,369
2	Sunrise Communications Group AG	81,887	7,699
	GAM Holding AG	386,450	7,259
	Bucher Industries AG	15,583	7,140
	dormakaba Holding AG	7,493	6,894
	Cembra Money Bank AG	68,552	6,762
	Pargesa Holding SA	68,110	6,209
	Tecan Group AG	28,006	6,199
*	Idorsia Ltd.	192,884	5,976
*,2	Galenica AG	118,069	5,964
	DKSH Holding AG	63,452	5,933
	Allreal Holding AG	33,911	5,900
*	Landis&Gyr Group AG	71,029	5,871
	Banque Cantonale Vaudoise	6,849	5,761
*	Aryzta AG	204,307	5,500
	Belimo Holding AG	1,152	5,401
	SFS Group AG	41,869	5,261
	Panalpina Welttransport Holding AG	31,295	5,179
	Valiant Holding AG	39,320	4,749
	Forbo Holding AG	2,745	4,642
	Sulzer AG	31,438	4,468
	Mobimo Holding AG	15,307	4,282
	Vontobel Holding AG	55,512	4,011
	Daetwyler Holding AG	17,778	3,775
	Emmi AG	4,777	3,622
	Conzzeta AG	2,859	3,481
	u-blox Holding AG	16,190	3,394
	Siegfried Holding AG	9,011	3,225
	St. Galler Kantonalbank AG	5,496	3,082
	Valora Holding AG	8,283	3,048
	Burckhardt Compression Holding AG	7,969	2,962
	Schweiter Technologies AG	2,326	2,910

	Komax Holding AG	8,354	2,881
	Inficon Holding AG	4,514	2,825
*	Meyer Burger Technology AG	1,332,174	2,710
	COSMO Pharmaceuticals NV	18,013	2,679
	Implenia AG	34,868	2,529
	Bobst Group SA	18,662	2,447
	Ascom Holding AG	92,832	2,402
	Autoneum Holding AG	7,161	2,368
	VZ Holding AG	6,699	2,260
*	Basilea Pharmaceutica AG	27,633	2,242
	Interroll Holding AG	1,313	2,172
	Huber & Suhner AG	36,489	2,128
	EFG International AG	186,709	2,099
	LEM Holding SA	1,126	2,023
*	Arbonia AG	112,684	2,013
	Bachem Holding AG	13,042	1,973
	Rieter Holding AG	7,381	1,971
	Bossard Holding AG	5,742	1,483
	Bell Food Group AG	3,076	1,478
	BKW AG	23,035	1,473
	Ypsomed Holding AG	7,746	1,451
	Intershop Holding AG	2,693	1,418
*,^	Leonteq AG	21,213	1,324
	APG SGA SA	2,613	1,288
	Swissquote Group Holding SA	21,748	1,075
	ALSO Holding AG	7,042	1,038
	Zehnder Group AG	21,973	1,018
^	Kudelski SA	79,819	1,003
	Vetropack Holding AG	441	886
*	Schmolz & Bickenbach AG	929,248	798
*	Alpiq Holding AG	7,833	613
	Plazza AG	2,265	550
*	Comet Holding AG	1,571	274
			3,360,156
United Kingdom (28.2%)
	HSBC Holdings plc	48,619,699	518,714
	British American Tobacco plc	5,379,840	367,699
	BP plc	46,634,325	332,712
	Royal Dutch Shell plc Class A	9,471,630	332,068
	Royal Dutch Shell plc Class B	9,083,791	322,229
	GlaxoSmithKline plc	11,694,322	217,682
	Diageo plc	5,988,096	215,529
	AstraZeneca plc	3,069,184	213,045
	Vodafone Group plc	64,565,700	205,828
	Lloyds Banking Group plc	172,891,838	170,819
	Prudential plc	6,265,043	169,598
	Glencore plc	28,238,577	161,849
	Rio Tinto plc	2,880,893	160,361
	Unilever plc	2,799,837	158,463
	Reckitt Benckiser Group plc	1,508,339	145,662
	Barclays plc	41,106,281	116,904
	BHP Billiton plc	5,037,420	112,186
	Shire plc	2,150,112	100,459
	Imperial Brands plc	2,313,270	95,200
	National Grid plc	8,201,557	93,976
	Compass Group plc	3,827,587	80,591
*	Standard Chartered plc	6,529,440	75,973

BT Group plc	20,293,559	74,145
Aviva plc	9,693,947	70,722
BAE Systems plc	7,712,087	65,068
Tesco plc	19,784,281	58,821
Anglo American plc	2,391,998	57,985
RELX NV	2,573,067	56,942
Legal & General Group plc	14,332,836	55,059
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,549,559	54,416
WPP plc	2,966,504	53,724
Experian plc	2,249,542	51,848
Rolls-Royce Holdings plc	3,979,379	49,379
Ferguson plc	613,220	47,356
SSE plc	2,473,288	45,868
London Stock Exchange Group plc	754,167	42,072
Standard Life Aberdeen plc	6,565,927	39,688
Old Mutual plc	11,513,872	38,216
Smith & Nephew plc	2,121,032	38,165
Sky plc	2,503,952	37,660
Ashtead Group plc	1,204,043	35,993
CRH plc	889,879	33,055
Associated British Foods plc	842,494	32,676
* Royal Bank of Scotland Group plc	7,782,862	31,836
InterContinental Hotels Group plc	460,316	30,800
Carnival plc	435,082	30,698
3i Group plc	2,307,447	30,512
Intertek Group plc	391,057	27,903
Sage Group plc	2,620,363	27,901
Persimmon plc	744,107	26,452
Micro Focus International plc	855,186	26,143
Kingfisher plc	5,259,077	25,890
Centrica plc	13,551,466	25,712
GKN plc	4,157,835	24,956
Land Securities Group plc	1,729,953	24,630
Next plc	339,611	24,522
Whitbread plc	444,253	24,485
Bunzl plc	813,781	23,806
Mondi plc	890,234	23,728
Paddy Power Betfair plc	200,868	23,296
British Land Co. plc	2,435,534	23,119
Burberry Group plc	1,027,107	23,035
Randgold Resources Ltd.	226,321	22,865
DCC plc	215,908	22,694
International Consolidated Airlines Group SA	2,496,922	22,688
Johnson Matthey plc	461,427	22,679
Smiths Group plc	961,073	21,826
RSA Insurance Group plc	2,459,795	21,645
ITV plc	9,060,713	21,489
St. James's Place plc	1,265,119	21,360
Taylor Wimpey plc	7,891,102	21,349
Smurfit Kappa Group plc	576,697	20,235
Barratt Developments plc	2,429,705	20,183
Segro plc	2,423,120	20,040
Informa plc	1,989,217	19,662
Croda International plc	308,397	19,628
Pearson plc	1,966,727	19,358
Rentokil Initial plc	4,455,776	18,795
Direct Line Insurance Group plc	3,325,968	17,438

	United Utilities Group plc	1,647,196	17,279
	DS Smith plc	2,412,909	17,246
	Berkeley Group Holdings plc	305,641	17,210
	Weir Group plc	538,159	16,872
	Marks & Spencer Group plc	3,938,154	16,841
	Hargreaves Lansdown plc	633,199	16,709
	Halma plc	914,125	16,591
	Wm Morrison Supermarkets plc	5,220,780	16,456
*	Just Eat plc	1,390,651	16,074
	Severn Trent plc	569,782	15,834
	Coca-Cola HBC AG	470,569	15,809
	TUI AG	672,619	15,207
	G4S plc	3,740,322	15,097
	Royal Mail plc	2,212,735	14,743
	Melrose Industries plc	4,585,755	14,738
	John Wood Group plc	1,583,542	14,598
	Schroders plc	271,873	14,357
	Spirax-Sarco Engineering plc	177,939	14,332
	J Sainsbury plc	3,903,242	14,044
	Bellway plc	296,259	13,966
	Rightmove plc	221,450	13,881
	Hammerson plc	1,924,766	13,483
	Hiscox Ltd.	667,028	13,397
	Booker Group plc	3,988,750	12,828
	Admiral Group plc	485,267	12,744
	Travis Perkins plc	605,431	12,556
	easyJet plc	532,626	12,546
	BBA Aviation plc	2,487,186	12,431
	UBM plc	953,902	12,298
	Meggitt plc	1,864,641	12,284
	IMI plc	647,815	12,226
	Man Group plc	3,948,897	12,173
	B&M European Value Retail SA	2,059,406	12,156
	RPC Group plc	993,350	12,001
	Investec plc	1,531,758	11,901
2	Auto Trader Group plc	2,268,511	11,599
	Intermediate Capital Group plc	673,789	11,079
	Antofagasta plc	836,658	11,073
	British American Tobacco plc ADR	161,443	10,994
*	Cobham plc	5,811,220	10,792
	Spectris plc	290,235	10,752
	Ladbrokes Coral Group plc	4,380,379	10,553
	Inchcape plc	1,007,584	10,375
	Pennon Group plc	1,008,350	10,308
	Phoenix Group Holdings	948,042	10,290
*,^	Metro Bank plc	198,756	10,265
	Tate & Lyle plc	1,126,062	10,265
	Derwent London plc	243,541	10,129
	TP ICAP plc	1,341,600	10,095
*	BTG plc	932,561	9,847
*	Indivior plc	1,721,077	9,833
	CYBG plc	2,152,330	9,798
	SSP Group plc	1,131,254	9,789
	IG Group Holdings plc	876,496	9,624
	Beazley plc	1,264,639	9,553
	Howden Joinery Group plc	1,428,022	9,417
*	Tullow Oil plc	3,301,632	9,395

	Hays plc	3,255,490	9,346
	GVC Holdings plc	708,175	9,313
	NMC Health plc	196,047	9,280
	Electrocomponents plc	1,063,666	9,255
2	ConvaTec Group plc	3,193,109	9,165
	William Hill plc	2,059,310	9,055
	Rotork plc	2,117,709	8,886
	Fresnillo plc	450,781	8,631
	Jupiter Fund Management plc	999,055	8,393
	Shaftesbury plc	583,282	8,290
	Close Brothers Group plc	365,687	8,176
	Mediclinic International plc	953,512	8,075
	Playtech plc	713,580	8,031
2	Merlin Entertainments plc	1,685,673	7,863
	WH Smith plc	256,268	7,773
*,^	Ocado Group plc	1,050,352	7,516
	Dechra Pharmaceuticals plc	219,165	7,461
	Great Portland Estates plc	787,295	7,447
	Capital & Counties Properties plc	1,750,265	7,350
	Polymetal International plc	623,803	7,323
	Inmarsat plc	1,109,320	7,312
	HomeServe plc	649,376	7,222
2	Sophos Group plc	787,883	7,176
	Victrex plc	194,866	7,070
	UDG Healthcare plc	601,558	7,007
	Intu Properties plc	2,165,943	6,935
	Tritax Big Box REIT plc	3,264,514	6,914
	Balfour Beatty plc	1,672,378	6,711
	Aggreko plc	579,454	6,637
	Dixons Carphone plc	2,384,390	6,630
	Britvic plc	635,426	6,627
*,2	Wizz Air Holdings plc	134,493	6,610
	AVEVA Group plc	153,477	6,508
*	KAZ Minerals plc	557,028	6,482
	UNITE Group plc	568,063	6,434
	NEX Group plc	758,344	6,383
	Bodycote plc	457,007	6,271
	Evraz plc	1,159,032	6,118
	Moneysupermarket.com Group plc	1,270,444	6,109
	IWG plc	1,579,921	5,955
	Centamin plc	2,569,795	5,946
	Babcock International Group plc	605,746	5,900
	Thomas Cook Group plc	3,286,753	5,887
	Pagegroup plc	757,650	5,856
	Grafton Group plc	516,672	5,800
	Daily Mail & General Trust plc	635,691	5,758
	Renishaw plc	81,709	5,754
	Domino's Pizza Group plc	1,186,551	5,692
	Ashmore Group plc	927,751	5,663
	Jardine Lloyd Thompson Group plc	295,355	5,649
	Greene King plc	749,270	5,553
	Micro Focus International plc ADR	181,782	5,497
	National Express Group plc	1,010,992	5,264
	Cranswick plc	121,465	5,064
	Bovis Homes Group plc	324,529	5,046
	Genus plc	146,080	5,021
	Redrow plc	575,897	4,895

BCA Marketplace plc	1,793,130	4,791
Rathbone Brothers plc	123,095	4,761
Greencore Group plc	1,718,359	4,747
Hikma Pharmaceuticals plc	341,480	4,696
Savills plc	318,667	4,642
Essentra plc	638,407	4,634
Petrofac Ltd.	613,625	4,624
Greggs plc	242,860	4,558
Elementis plc	1,100,414	4,523
JD Sports Fashion plc	865,268	4,498
BGEO Group plc	86,334	4,488
Lancashire Holdings Ltd.	476,391	4,452
Assura plc	5,071,269	4,441
Vesuvius plc	517,958	4,429
Paragon Banking Group plc	632,169	4,429
Diploma plc	266,213	4,415
Saga plc	2,688,804	4,408
Synthomer plc	637,735	4,293
Workspace Group plc	292,257	4,291
Big Yellow Group plc	346,903	4,270
* Firstgroup plc	2,882,439	4,251
Crest Nicholson Holdings plc	586,368	4,209
2 Countryside Properties plc	922,789	4,149
Capita plc	1,599,733	4,141
* Cairn Homes plc	1,742,709	4,106
Grainger plc	985,993	4,048
* Cairn Energy plc	1,370,288	4,032
QinetiQ Group plc	1,353,358	3,956
Ultra Electronics Holdings plc	181,820	3,933
LondonMetric Property plc	1,543,191	3,931
Senior plc	999,757	3,866
Entertainment One Ltd.	818,281	3,759
Drax Group plc	1,002,479	3,696
2 John Laing Group plc	891,863	3,600
Cineworld Group plc	482,569	3,533
Safestore Holdings plc	497,201	3,524
Brewin Dolphin Holdings plc	646,620	3,429
2 ZPG plc	700,822	3,413
2 Ibstock plc	932,141	3,405
Morgan Advanced Materials plc	688,369	3,391
^ Provident Financial plc	352,647	3,376
Kier Group plc	223,950	3,347
* Serco Group plc	2,648,811	3,337
Just Group plc	1,589,772	3,318
Hill & Smith Holdings plc	193,232	3,296
SIG plc	1,423,525	3,288
Fidessa Group plc	95,391	3,192
Fenner plc	466,472	3,138
J D Wetherspoon plc	173,956	3,112
2 Hastings Group Holdings plc	734,815	3,077
^ Computacenter plc	189,055	3,057
NewRiver REIT plc	712,295	3,044
Galliford Try plc	195,886	3,036
Ted Baker plc	70,184	2,991
* Sports Direct International plc	561,214	2,965
Superdry plc	119,113	2,947
Ferrexpo plc	702,494	2,910

*	Hunting plc	332,487	2,901
	Dairy Crest Group plc	339,644	2,841
	Virgin Money Holdings UK plc	679,648	2,695
	F&C Commercial Property Trust Ltd.	1,308,521	2,684
	AA plc	1,493,972	2,674
2	McCarthy & Stone plc	1,272,328	2,642
	Pets at Home Group plc	1,038,729	2,641
	OneSavings Bank plc	452,745	2,567
	Polypipe Group plc	456,407	2,565
	St. Modwen Properties plc	428,849	2,514
	888 Holdings plc	626,164	2,506
	Keller Group plc	175,676	2,492
*	Aldermore Group plc	553,578	2,448
	Stobart Group Ltd.	725,255	2,422
	Go-Ahead Group plc	105,358	2,418
	Marston's plc	1,503,769	2,413
	esure Group plc	703,490	2,391
	Telecom Plus plc	143,485	2,365
*	Vectura Group plc	1,706,157	2,357
2	Spire Healthcare Group plc	674,722	2,338
	Vedanta Resources plc	197,164	2,319
	Halfords Group plc	479,828	2,317
*	EI Group plc	1,209,803	2,307
	Mitie Group plc	893,836	2,250
	Stagecoach Group plc	1,041,995	2,237
	Dunelm Group plc	242,103	2,204
	RPS Group plc	529,828	2,194
	Renewi plc	1,511,318	2,170
^	TalkTalk Telecom Group plc	1,275,526	2,155
	Chesnara plc	385,325	2,141
	De La Rue plc	240,197	2,129
	Card Factory plc	770,478	2,106
	Hansteen Holdings plc	1,031,387	2,083
	Laird plc	1,163,472	2,067
	Mitchells & Butlers plc	558,799	2,042
	UK Commercial Property Trust Ltd.	1,562,995	2,003
	Picton Property Income Ltd.	1,591,093	1,986
	PZ Cussons plc	442,312	1,960
	Hochschild Mining plc	597,143	1,945
	NCC Group plc	652,717	1,863
	Chemring Group plc	683,721	1,861
	Northgate plc	318,268	1,834
	Oxford Instruments plc	134,797	1,763
	Restaurant Group plc	478,614	1,725
*,2	Alfa Financial Software Holdings plc	227,049	1,657
	International Personal Finance plc	578,112	1,628
	KCOM Group plc	1,214,667	1,519
	ITE Group plc	594,929	1,457
*,^	Premier Oil plc	1,229,416	1,447
	Redefine International plc/Isle of Man	2,906,469	1,447
	Rank Group plc	425,416	1,371
	Dignity plc	117,990	1,369
*	Ophir Energy plc	1,650,035	1,302
*	Allied Minds plc	568,058	1,301
*,^	AO World plc	643,637	1,287
	Devro plc	397,764	1,275
	Gocompare.Com Group plc	747,486	1,230

*	Petra Diamonds Ltd.			1,346,638	1,145
	Schroder REIT Ltd.			1,246,724	1,114
	Helical plc			246,454	1,114
	N Brown Group plc			364,863	1,044
	Daejan Holdings plc			12,173	1,032
	Debenhams plc			2,387,131	1,019
	Acacia Mining plc			380,391	1,004
	Lookers plc			758,356	988
*	Premier Foods plc			1,602,091	927
	Soco International plc			531,480	871
*	Nostrum Oil & Gas plc			195,016	862
*	Lamprell plc			573,068	651
2	CMC Markets plc			283,831	641
	Foxtons Group plc			630,304	611
*,^	Interserve plc			345,374	524
*	Countrywide plc			372,146	450
^,3	Carillion plc			1,006,411	203
*	Rhi Magnesita NV			2,850	184
	Softcat plc			24,497	183
*	Worldpay Inc. Class A			1,757	141
2	Equiniti Group plc			4,952	19
					7,736,226
Total Common Stocks (Cost $27,321,135)					27,224,818
		Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (0.9%)
5,6	Vanguard Market Liquidity Fund	1.545%		2,518,959	251,896

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.084%	2/1/18	500	500
7	United States Treasury Bill	1.116%	2/22/18	5,000	4,996
	United States Treasury Bill	1.391%	5/3/18	600	598
7	United States Treasury Bill	1.446%	5/31/18	6,750	6,717
7	United States Treasury Bill	1.476%-1.491%	6/14/18	1,650	1,641
7	United States Treasury Bill	1.510%-1.519%	6/21/18	1,900	1,889
					16,341
Total Temporary Cash Investments (Cost $268,278)					268,237
Total Investments (100.1%) (Cost $27,589,413)					27,493,055
Other Assets and Liabilities-Net (-0.1%)6,7					(25,827)
Net Assets (100%)					27,467,228

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $101,418,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $464,839,000, representing 1.7% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

6 Includes $108,597,000 of collateral received for securities on loan.
7 Securities with a value of $13,951,000 and cash of $875,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	3,424	153,558	499
FTSE 100 Index	March 2018	792	84,098	(1,030)
				(531)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	79,009	USD	94,589	3,820
Credit Suisse International	3/21/18	EUR	44,725	USD	52,893	2,814
Goldman Sachs International	3/21/18	EUR	41,443	USD	50,662	957
Bank of America, N.A.	3/21/18	GBP	25,342	USD	33,981	2,068
Credit Suisse International	3/21/18	GBP	20,169	USD	26,963	1,728
Citibank, N.A.	3/21/18	GBP	19,531	USD	26,817	967
Toronto-Dominion Bank	3/21/18	GBP	7,757	USD	10,881	153
UBS AG	3/21/18	GBP	6,260	USD	8,413	492
Barclays Bank plc	3/21/18	GBP	2,000	USD	2,710	135

BNP Paribas	3/21/18	GBP	280	USD	376	23

Credit Suisse International	3/21/18	USD	51,050	EUR	43,029	(2,545)

Credit Suisse International	3/21/18	USD	29,341	GBP	21,830	(1,713)
						8,899
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

At January 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $7,117,000 and cash of $900,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

European Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,491	27,208,124	203
Temporary Cash Investments	251,896	16,341	—
Futures Contracts—Liabilities[1]	(977)	—	—
Forward Currency Contracts—Assets	—	13,157	—
Forward Currency Contracts—Liabilities	—	(4,258)	—
Total	267,410	27,233,364	203
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of

European Stock Index Fund

the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $27,626,540,000. Net unrealized depreciation of investment securities for tax purposes was $133,485,000, consisting of unrealized gains of $3,446,322,000 on securities that had risen in value since their purchase and $3,579,807,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)1
Brazil (8.1%)
	Vale SA	33,567,377	437,471
	Itau Unibanco Holding SA Preference Shares	25,688,061	421,549
	Ambev SA	60,778,531	419,006
	Itau Unibanco Holding SA ADR	24,343,665	399,236
	Banco Bradesco SA Preference Shares	29,086,294	372,303
*	Petroleo Brasileiro SA	49,737,422	332,799
	Banco Bradesco SA ADR	22,515,778	285,950
	B3 SA - Brasil Bolsa Balcao	33,998,455	278,511
	Vale SA Class B ADR	21,256,780	278,251
	Itausa - Investimentos Itau SA Preference Shares	66,761,161	277,692
	Banco do Brasil SA	17,989,878	224,123
	Ultrapar Participacoes SA	7,257,767	185,845
*	Petroleo Brasileiro SA Preference Shares	29,293,786	181,330
*	Petroleo Brasileiro SA ADR Preference Shares	13,244,926	164,105
	Cielo SA	19,082,313	161,056
	Banco Bradesco SA	12,816,983	158,289
	Lojas Renner SA	12,444,540	147,900
	Kroton Educacional SA	26,081,810	132,787
	BB Seguridade Participacoes SA	11,545,914	112,814
	Raia Drogasil SA	3,820,755	101,137
	Ambev SA ADR	14,188,427	97,475
	Telefonica Brasil SA Preference Shares	5,718,956	96,686
*	BRF SA	8,613,614	95,584
	CCR SA	18,980,265	93,382
*	Rumo SA	18,258,269	81,792
	WEG SA	10,208,928	75,911
	Hypermarcas SA	6,586,011	75,128
	Lojas Americanas SA Preference Shares	13,576,158	72,096
	Equatorial Energia SA	3,090,085	67,931
	Localiza Rent a Car SA	8,224,174	66,494
	Klabin SA	11,440,065	63,978
^	Banco Santander Brasil SA ADR	5,584,920	62,886
	Fibria Celulose SA	3,497,134	60,190
	BR Malls Participacoes SA	14,673,286	59,155
*	Petroleo Brasileiro SA ADR	4,336,757	57,939
	JBS SA	17,080,770	53,873
	Gerdau SA Preference Shares	11,606,862	52,533
	Estacio Participacoes SA	4,518,996	49,663
	Suzano Papel e Celulose SA	7,416,615	48,094
	Embraer SA	7,251,482	45,559
	Itau Unibanco Holding SA	2,927,395	40,749
	TIM Participacoes SA	9,504,950	40,283
	Qualicorp SA	4,191,264	40,262
	Bradespar SA Preference Shares	3,989,059	39,183
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,640,016	38,765
	Multiplan Empreendimentos Imobiliarios SA	1,638,695	37,339
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,183,352	36,099
	Natura Cosmeticos SA	3,174,192	34,787
	Embraer SA ADR	1,356,668	34,256

	Cosan SA Industria e Comercio	2,496,127	34,210
	Magazine Luiza SA	1,285,425	34,155
*	Petrobras Distribuidora SA	4,915,093	32,397
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	30,666
	Fleury SA	3,208,966	30,227
	CVC Brasil Operadora e Agencia de Viagens SA	1,660,500	28,734
	M Dias Branco SA	1,570,913	28,247
	Engie Brasil Energia SA	2,491,251	28,126
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,047,888	26,273
	Braskem SA Preference Shares	1,682,178	26,119
	TOTVS SA	2,541,912	25,924
	Gerdau SA ADR	5,782,229	25,904
	Sul America SA	4,055,321	25,844
*	Atacadao Distribuicao Comercio e Industria Ltda	5,107,547	25,808
	Banco BTG Pactual SA	3,770,623	25,050
*	Centrais Eletricas Brasileiras SA	3,917,574	24,980
	Centrais Eletricas Brasileiras SA Preference Shares	3,297,751	24,530
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,183,823	24,388
	Porto Seguro SA	1,739,598	24,122
	EDP - Energias do Brasil SA	5,596,950	24,102
	Metalurgica Gerdau SA Preference Shares Class A	11,073,043	23,943
^	Cia Brasileira de Distribuicao ADR	1,011,331	23,837
	Cia Energetica de Minas Gerais Preference Shares	10,102,689	23,751
	Braskem SA ADR	756,222	23,534
	Smiles Fidelidade SA	907,780	23,407
	Odontoprev SA	4,332,586	22,618
	TIM Participacoes SA ADR	1,031,541	21,683
	Telefonica Brasil SA ADR	1,272,834	21,587
	MRV Engenharia e Participacoes SA	4,447,033	21,163
*,^	Cia Siderurgica Nacional SA ADR	5,887,658	20,018
	Transmissora Alianca de Energia Eletrica SA	3,037,986	19,221
	Via Varejo SA	2,238,665	19,053
	Duratex SA	5,708,829	18,280
	Iguatemi Empresa de Shopping Centers SA	1,327,222	17,938
	Cia de Saneamento do Parana	957,655	17,467
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	825,967	17,452
*	Cia Siderurgica Nacional SA	5,027,948	17,370
	Cia Energetica de Sao Paulo Preference Shares	3,556,633	17,197
*	B2W Cia Digital	2,560,088	17,103
	Cia de Saneamento de Minas Gerais-COPASA	1,128,617	15,993
*,^	BRF SA ADR	1,424,237	15,852
	Cia Hering	2,238,199	15,705
	Sao Martinho SA	2,552,486	15,090
	Arezzo Industria e Comercio SA	796,084	14,937
*	Azul SA Prior Preference Shares.	1,523,000	14,845
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,821,900	14,798
	EcoRodovias Infraestrutura e Logistica SA	4,101,196	14,662
	Banco Santander Brasil SA	1,276,300	14,368
	Linx SA	2,158,994	14,367
	Iochpe Maxion SA	1,804,346	13,482
^	Cia Paranaense de Energia ADR	1,672,373	12,961
	Lojas Americanas SA	2,998,718	12,259
	AES Tiete Energia SA	3,049,452	11,951
	Marcopolo SA Preference Shares	8,913,890	11,689
	Alupar Investimento SA	1,990,134	11,594
	Centrais Eletricas Brasileiras SA ADR	1,454,505	11,418
	Alpargatas SA Preference Shares	2,166,021	10,867

	Grendene SA	1,166,677	10,710
^	Cia Energetica de Minas Gerais ADR	4,523,236	10,539
	Multiplus SA	886,876	9,810
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,640,602	9,334
*	Aliansce Shopping Centers SA	1,516,894	8,677
*	Light SA	1,647,289	8,578
	Guararapes Confeccoes SA	162,220	8,038
	Fibria Celulose SA ADR	458,800	7,891
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	1,153,298	7,386
	Randon Participacoes SA Preference Shares	2,720,412	7,299
	BR Properties SA	1,995,079	6,935
*	Marfrig Global Foods SA	3,223,673	6,895
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,548,350	6,853
2	Ser Educacional SA	642,928	6,697
	Minerva SA	2,198,039	6,647
	Ez Tec Empreendimentos e Participacoes SA	804,980	5,628
	Magnesita Refratarios SA	319,069	5,507
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	279,907	5,324
	Tupy SA	834,592	4,742
	Wiz Solucoes e Corretagem de Seguros SA	1,069,619	4,589
*	Even Construtora e Incorporadora SA	2,332,600	4,579
	SLC Agricola SA	409,715	4,038
*	Construtora Tenda SA	556,499	3,902
*	Cia Energetica de Minas Gerais cemig-RCT	1,631,056	3,824
*,^	Centrais Eletricas Brasileiras SA ADR (XNYS)	571,233	3,684
*	Alliar Medicos A Frente SA	690,000	3,236
	GAEC Educacao SA	366,826	3,164
*	IRB Brasil Resseguros	262,100	3,087
	QGEP Participacoes SA	951,730	3,003
	Movida Participacoes SA	1,140,170	2,962
	Dimed SA Distribuidora da Medicamentos	22,300	2,918
	Mahle-Metal Leve SA	362,173	2,802
*	Cia Energetica de Minas Gerais (BVMF)	1,147,195	2,494
	Cia Paranaense de Energia	356,887	2,432
	Cia Paranaense de Energia Preference Shares	263,705	2,030
*	Direcional Engenharia SA	940,943	1,934
	Sonae Sierra Brasil SA	250,510	1,916
*	Marisa Lojas SA	657,900	1,653
*	JSL SA	635,500	1,612
	Instituto Hermes Pardini SA	158,460	1,567
*	Santos Brasil Participacoes SA	1,412,222	1,561
	Cia Energetica do Ceara Preference Shares	50,700	847
*	Cia Energetica de Minas Gerais Ordinary Shares	309,756	674
*	Camil Alimentos SA	285,800	667
*	Paranapanema SA	914,662	451
	Gerdau SA	71,400	277
*	Restoque Comercio e Confeccoes de Roupas SA	15,619	151
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	42,859	18
			8,183,054
Chile (1.4%)
	Empresas COPEC SA	7,081,667	122,983
	SACI Falabella	9,403,300	98,652
	Latam Airlines Group SA	5,404,127	92,963
	Empresas CMPC SA	20,751,081	82,208
	Banco de Chile	471,327,392	80,727
	Banco de Credito e Inversiones	951,180	72,629

Cencosud SA	21,693,623	67,773
Enel Americas SA	248,403,892	58,134
Sociedad Quimica y Minera de Chile SA ADR	960,173	54,135
Enel Americas SA ADR	4,488,901	52,879
Banco Santander Chile ADR	1,434,861	48,857
Banco Santander Chile	513,628,885	43,701
Cia Cervecerias Unidas SA	2,846,300	41,778
Aguas Andinas SA Class A	55,582,707	37,430
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	37,228
Colbun SA	138,444,856	34,352
Empresa Nacional de Telecomunicaciones SA	2,832,092	33,930
Itau CorpBanca	3,166,850,082	32,261
Parque Arauco SA	8,445,956	27,811
Enel Chile SA	218,587,846	27,576
Enel Generacion Chile SA ADR	953,538	27,433
Enel Generacion Chile SA	28,174,325	26,866
Embotelladora Andina SA Preference Shares	4,607,370	22,504
Vina Concha y Toro SA	8,865,692	19,764
CAP SA	1,263,791	16,455
Enel Chile SA ADR	2,529,928	15,939
AES Gener SA	49,037,506	15,843
Ripley Corp. SA	13,163,779	15,403
SONDA SA	6,431,602	13,346
* Cia Sud Americana de Vapores SA	213,428,809	11,131
^ Latam Airlines Group SA ADR	625,275	10,680
Inversiones Aguas Metropolitanas SA	5,470,576	10,651
Engie Energia Chile SA	4,081,470	9,043
Inversiones La Construccion SA	211,656	4,436
Forus SA	505,914	2,308
* SMU SA	2,838,129	926
		1,370,735
China (33.1%)
Tencent Holdings Ltd.	91,027,250	5,378,568
* Alibaba Group Holding Ltd. ADR	8,633,001	1,763,636
China Construction Bank Corp.	1,527,961,552	1,754,209
Industrial & Commercial Bank of China Ltd.	1,346,288,363	1,268,161
Ping An Insurance Group Co. of China Ltd.	89,105,201	1,049,480
China Mobile Ltd.	89,474,925	942,206
Bank of China Ltd.	1,307,141,693	783,415
* Baidu Inc. ADR	2,334,074	576,330
China Life Insurance Co. Ltd.	127,240,893	428,446
CNOOC Ltd.	269,849,529	424,166
China Petroleum & Chemical Corp.	444,271,725	384,036
China Merchants Bank Co. Ltd.	73,674,633	359,704
* JD.com Inc. ADR	6,366,522	313,424
Agricultural Bank of China Ltd.	484,391,671	296,369
PetroChina Co. Ltd.	353,811,737	279,231
Geely Automobile Holdings Ltd.	81,775,227	260,156
China Overseas Land & Investment Ltd.	65,798,505	254,461
China Pacific Insurance Group Co. Ltd.	48,082,098	243,046
NetEase Inc. ADR	616,947	197,522
Country Garden Holdings Co. Ltd.	91,039,852	195,553
China Shenhua Energy Co. Ltd.	60,396,590	187,668
China Resources Land Ltd.	46,097,186	183,464
Sunac China Holdings Ltd.	37,208,059	177,583
CSPC Pharmaceutical Group Ltd.	75,441,757	167,124
* China Evergrande Group	49,798,046	163,990

PICC Property & Casualty Co. Ltd.	76,575,793	158,418
Sunny Optical Technology Group Co. Ltd.	11,097,088	152,959
* China Unicom Hong Kong Ltd.	94,374,001	141,468
* Ctrip.com International Ltd. ADR	2,906,844	135,982
China Vanke Co. Ltd.	27,504,518	133,973
Sino Biopharmaceutical Ltd.	72,554,323	133,091
Bank of Communications Co. Ltd.	150,452,351	129,928
CITIC Ltd.	82,534,503	129,895
Shenzhou International Group Holdings Ltd.	11,807,959	121,596
China Minsheng Banking Corp. Ltd.	106,449,639	121,422
Brilliance China Automotive Holdings Ltd.	47,162,907	119,909
* SINA Corp.	1,009,304	118,341
China Telecom Corp. Ltd.	237,479,669	117,617
Hengan International Group Co. Ltd.	12,265,815	117,516
^ BYD Co. Ltd.	12,466,731	117,298
CITIC Securities Co. Ltd.	44,099,700	116,939
Anhui Conch Cement Co. Ltd.	20,723,652	113,707
China CITIC Bank Corp. Ltd.	136,940,164	112,427
China Taiping Insurance Holdings Co. Ltd.	25,067,803	107,915
Haitong Securities Co. Ltd.	65,622,264	106,900
China Resources Beer Holdings Co. Ltd.	27,600,669	104,229
New Oriental Education & Technology Group Inc. ADR	1,120,798	103,214
New China Life Insurance Co. Ltd.	15,447,119	100,236
ENN Energy Holdings Ltd.	12,631,099	97,591
ANTA Sports Products Ltd.	20,125,000	96,562
China Communications Construction Co. Ltd.	80,923,635	96,355
Fosun International Ltd.	38,636,620	90,961
Guangzhou Automobile Group Co. Ltd.	39,036,400	87,985
Longfor Properties Co. Ltd.	25,737,327	83,991
China Gas Holdings Ltd.	27,078,610	79,053
Sinopharm Group Co. Ltd.	17,911,277	78,933
2 People's Insurance Co. Group of China Ltd.	138,324,000	78,813
CRRC Corp. Ltd.	79,429,277	78,503
TAL Education Group ADR	2,356,364	76,747
2 China Huarong Asset Management Co. Ltd.	151,918,821	76,646
China Conch Venture Holdings Ltd.	27,200,633	76,089
Guangdong Investment Ltd.	50,288,797	74,768
Kweichow Moutai Co. Ltd. Class A	605,230	73,549
Haier Electronics Group Co. Ltd.	21,212,588	72,415
China Everbright International Ltd.	46,810,977	71,289
China Cinda Asset Management Co. Ltd.	163,822,139	69,201
^ Great Wall Motor Co. Ltd.	56,929,913	69,182
Lenovo Group Ltd.	118,032,764	67,946
2 Postal Savings Bank of China Co. Ltd.	98,936,639	66,047
Kingboard Chemical Holdings Ltd.	12,045,481	65,910
Dongfeng Motor Group Co. Ltd.	48,973,665	63,775
Shimao Property Holdings Ltd.	21,033,292	62,414
^ Fullshare Holdings Ltd.	131,213,200	61,741
China Resources Power Holdings Co. Ltd.	32,734,228	60,357
Yanzhou Coal Mining Co. Ltd.	33,277,320	57,878
* 58.com Inc. ADR	713,304	56,979
China Jinmao Holdings Group Ltd.	86,284,094	56,167
China Merchants Port Holdings Co. Ltd.	21,301,610	56,167
China Railway Group Ltd.	72,664,789	55,654
TravelSky Technology Ltd.	17,784,816	55,509
* Landing International Development Ltd.	1,246,682,778	55,495
2 Huatai Securities Co. Ltd.	24,531,823	55,472

	Beijing Enterprises Holdings Ltd.	9,014,434	55,318
^	Beijing Enterprises Water Group Ltd.	75,222,396	54,025
2	China Galaxy Securities Co. Ltd.	65,752,870	53,565
^	China National Building Material Co. Ltd.	50,043,480	53,096
2	CGN Power Co. Ltd.	184,604,878	52,141
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	51,478
	Industrial & Commercial Bank of China Ltd. Class A	42,933,779	51,056
	Kingsoft Corp. Ltd.	14,904,184	50,857
^	China Molybdenum Co. Ltd.	64,031,000	49,128
*	Zhuzhou CRRC Times Electric Co. Ltd.	8,857,650	48,996
	Kunlun Energy Co. Ltd.	49,050,870	48,657
	GF Securities Co. Ltd. Class A	16,187,255	48,323
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,279,454	48,111
	Zijin Mining Group Co. Ltd.	95,083,680	47,937
	Guangzhou R&F Properties Co. Ltd.	17,116,805	47,905
*	Vipshop Holdings Ltd. ADR	2,836,941	46,895
	China Medical System Holdings Ltd.	21,896,104	46,869
	China Resources Gas Group Ltd.	14,134,100	46,543
	Agile Group Holdings Ltd.	25,872,211	46,353
*	ZTE Corp.	12,540,320	45,506
	China Railway Construction Corp. Ltd.	37,329,765	45,326
	China State Construction International Holdings Ltd.	31,288,100	45,163
^	CIFI Holdings Group Co. Ltd.	52,140,000	44,793
	Huaneng Power International Inc.	69,481,957	44,693
	Air China Ltd.	30,238,748	44,083
	Chongqing Rural Commercial Bank Co. Ltd.	48,665,668	43,958
	China Southern Airlines Co. Ltd.	33,570,000	43,725
	Beijing Capital International Airport Co. Ltd.	28,794,051	43,718
*,^	Aluminum Corp. of China Ltd.	64,463,220	43,596
	China Longyuan Power Group Corp. Ltd.	59,606,729	43,508
	Nine Dragons Paper Holdings Ltd.	27,193,265	42,190
	Sino-Ocean Group Holding Ltd.	50,977,143	42,086
*	YY Inc. ADR	316,205	42,043
	Far East Horizon Ltd.	38,680,489	41,586
	Midea Group Co. Ltd. Class A	4,332,991	41,167
	Yangzijiang Shipbuilding Holdings Ltd.	33,728,000	41,021
	China Oilfield Services Ltd.	33,549,800	39,929
	China Everbright Ltd.	16,192,776	39,840
	Weichai Power Co. Ltd.	30,957,280	38,617
	KWG Property Holding Ltd.	22,529,339	37,965
*,^	ZTO Express Cayman Inc. ADR	2,400,366	37,950
2	BAIC Motor Corp. Ltd.	24,296,700	37,948
*,2	Wuxi Biologics Cayman Inc.	5,497,981	37,784
	Shanghai Pharmaceuticals Holding Co. Ltd.	14,354,053	37,505
	Autohome Inc. ADR	447,279	37,249
*,^	GCL-Poly Energy Holdings Ltd.	214,586,798	36,903
	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	36,779
	Jiangxi Copper Co. Ltd.	21,042,898	35,551
*,2	3SBio Inc.	17,399,000	35,509
	Sinopec Shanghai Petrochemical Co. Ltd.	57,984,788	35,404
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	5,555,769	35,165
*	Weibo Corp. ADR	265,739	34,432
	Jiangsu Expressway Co. Ltd.	22,336,139	34,356
	Shanghai Pudong Development Bank Co. Ltd. Class A	16,046,075	33,570
2	Dali Foods Group Co. Ltd.	33,862,000	33,196
	China Everbright Bank Co. Ltd.	57,942,472	32,793
^	BYD Electronic International Co. Ltd.	13,329,500	32,744

	Shenzhen International Holdings Ltd.	16,058,043	32,466
	Haitian International Holdings Ltd.	10,300,291	32,341
	COSCO SHIPPING Ports Ltd.	30,743,788	32,127
	Kingboard Laminates Holdings Ltd.	18,237,955	32,038
	Zhejiang Expressway Co. Ltd.	26,714,428	31,549
	Lee & Man Paper Manufacturing Ltd.	26,733,038	31,395
*,^	COSCO SHIPPING Holdings Co. Ltd.	50,805,500	29,996
	Wuliangye Yibin Co. Ltd. Class A	2,236,198	29,983
	Industrial Bank Co. Ltd. Class A	10,091,665	29,958
*,^	Alibaba Pictures Group Ltd.	214,407,827	29,846
	China Lodging Group Ltd. ADR	198,782	29,716
*,2	Meitu Inc.	21,351,733	29,553
	China Merchants Bank Co. Ltd. Class A	5,438,293	29,329
	Bank of China Ltd. Class A	40,474,400	29,195
^	Zhongsheng Group Holdings Ltd.	11,462,717	28,728
	Tsingtao Brewery Co. Ltd.	5,156,000	28,708
2	China International Capital Corp. Ltd.	12,746,800	28,590
*,2	China Resources Pharmaceutical Group Ltd.	21,454,500	28,235
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	28,210
*,^	Alibaba Health Information Technology Ltd.	53,254,000	27,818
	Sihuan Pharmaceutical Holdings Group Ltd.	72,452,000	27,818
	China Communications Services Corp. Ltd.	43,785,953	27,737
*	China Biologic Products Holdings Inc.	340,948	27,593
*,2	China Literature Ltd.	2,632,800	27,278
^	China Eastern Airlines Corp. Ltd.	29,962,000	27,095
^	Logan Property Holdings Co. Ltd.	17,843,368	27,083
	Shenzhen Investment Ltd.	59,967,015	26,733
^	Luye Pharma Group Ltd.	29,809,500	26,571
	Yuexiu Property Co. Ltd.	122,794,130	26,328
	Huaneng Renewables Corp. Ltd.	76,014,000	26,272
2	Sinopec Engineering Group Co. Ltd.	24,222,772	26,087
^	GOME Retail Holdings Ltd.	205,571,547	26,042
*,2	China Merchants Securities Co. Ltd.	15,198,400	25,686
^	China Traditional Chinese Medicine Holdings Co. Ltd.	38,585,013	25,382
^	Future Land Development Holdings Ltd.	25,699,128	25,158
*	BeiGene Ltd. ADR	185,042	25,119
	Shanghai Industrial Holdings Ltd.	8,580,781	25,068
^	Greentown China Holdings Ltd.	14,164,554	24,709
	China Resources Cement Holdings Ltd.	32,667,691	24,576
	China State Construction Engineering Corp. Ltd. Class A	15,136,895	24,347
	AviChina Industry & Technology Co. Ltd.	45,339,000	24,286
	Ping An Bank Co. Ltd. Class A	10,827,904	24,178
*	Momo Inc. ADR	748,093	23,587
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,343	23,369
	Shandong Weigao Group Medical Polymer Co. Ltd.	31,423,699	23,276
2	Legend Holdings Corp.	6,440,600	23,267
*	Li Ning Co. Ltd.	28,428,791	22,865
	Huatai Securities Co. Ltd. Class A	7,308,797	22,735
	China Yangtze Power Co. Ltd. Class A	8,999,991	22,730
	Sinotrans Ltd.	36,379,000	22,065
^	Chinasoft International Ltd.	30,962,000	21,832
^	BBMG Corp.	43,696,000	21,684
	Qingdao Haier Co. Ltd. Class A	6,433,725	21,677
^	China Coal Energy Co. Ltd.	41,840,340	21,591
	Fuyao Glass Industry Group Co. Ltd. Class A	5,002,032	21,522
	Orient Securities Co. Ltd. Class A	9,084,322	20,932
^	Xinjiang Goldwind Science & Technology Co. Ltd.	11,987,118	20,860

*,^	Kingdee International Software Group Co. Ltd.	32,030,000	20,833
	SOHO China Ltd.	34,902,006	20,699
^	Angang Steel Co. Ltd.	19,043,312	20,682
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	20,648
	Agricultural Bank of China Ltd. Class A	29,002,995	20,558
	China Power International Development Ltd.	75,285,976	20,543
*	Kaisa Group Holdings Ltd.	32,359,353	20,500
	SAIC Motor Corp. Ltd. Class A	3,705,029	20,267
	China Reinsurance Group Corp.	85,320,000	20,039
	GF Securities Co. Ltd.	8,962,337	19,970
	China National Materials Co. Ltd.	21,911,030	19,961
2	China Railway Signal & Communication Corp. Ltd.	25,478,400	19,644
*	Health and Happiness H&H International Holdings Ltd.	2,768,612	19,488
	BOE Technology Group Co. Ltd. Class B	31,208,943	19,173
*	Poly Property Group Co. Ltd.	34,265,820	18,936
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	913,928	18,874
	China International Marine Containers Group Co. Ltd.	9,123,798	18,779
*	Shanghai Electric Group Co. Ltd.	46,191,437	18,758
	Fufeng Group Ltd.	25,694,000	18,729
*	Sohu.com Inc.	485,863	18,711
	China Vanke Co. Ltd. Class A	3,124,584	18,615
*	Datang International Power Generation Co. Ltd.	56,328,568	18,558
	China Agri-Industries Holdings Ltd.	39,097,707	18,153
	Metallurgical Corp. of China Ltd.	57,168,937	18,144
*	China First Capital Group Ltd.	46,560,845	17,328
	China Petroleum & Chemical Corp. Class A	15,039,519	16,905
	Skyworth Digital Holdings Ltd.	34,290,000	16,801
	Guangshen Railway Co. Ltd.	25,148,000	16,799
	Poly Real Estate Group Co. Ltd. Class A	6,067,580	16,583
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	16,422
*	COSCO SHIPPING Development Co. Ltd.	73,649,618	16,378
	Focus Media Information Technology Co. Ltd. Class A	7,144,526	16,234
2	Red Star Macalline Group Corp. Ltd.	12,184,959	16,085
	China Life Insurance Co. Ltd. Class A	3,313,498	15,932
*	Maanshan Iron & Steel Co. Ltd.	29,222,000	15,662
	Sinotruk Hong Kong Ltd.	11,863,315	15,604
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	10,769,000	15,568
	COSCO SHIPPING Energy Transportation Co. Ltd.	26,984,021	15,509
	Lepu Medical Technology Beijing Co. Ltd. Class A	3,735,039	15,503
	Yuzhou Properties Co. Ltd.	20,808,858	15,344
	Tong Ren Tang Technologies Co. Ltd.	9,598,000	15,336
	Shenzhen Expressway Co. Ltd.	14,496,000	15,205
	Jiangsu Hengrui Medicine Co. Ltd. Class A	1,252,682	15,091
	Baoshan Iron & Steel Co. Ltd. Class A	9,505,794	15,053
*,^	HengTen Networks Group Ltd.	322,578,707	14,850
*,2	Guotai Junan Securities Co. Ltd.	5,855,200	14,816
	China ZhengTong Auto Services Holdings Ltd.	14,547,500	14,755
	Lonking Holdings Ltd.	32,965,000	14,696
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	14,675
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	14,573
^	China Zhongwang Holdings Ltd.	25,173,820	14,453
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	14,320
^	Zhaojin Mining Industry Co. Ltd.	16,706,437	14,229
^	China Maple Leaf Educational Systems Ltd.	11,312,000	14,144
	Greatview Aseptic Packaging Co. Ltd.	19,474,000	13,956
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,563,592	13,899
	SSY Group Ltd.	18,894,000	13,829

	CRRC Corp. Ltd. Class A	7,637,270	13,801
^	China South City Holdings Ltd.	45,384,000	13,664
^	Tongda Group Holdings Ltd.	60,426,570	13,657
^	Golden Eagle Retail Group Ltd.	10,770,000	13,653
*,^	CMBC Capital Holdings Ltd.	187,472,195	13,636
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,009,400	13,534
^	China Overseas Grand Oceans Group Ltd.	21,457,500	13,431
	Huadian Fuxin Energy Corp. Ltd.	50,310,852	13,224
*	CIMC Enric Holdings Ltd.	11,965,081	13,135
	Wuxi Little Swan Co. Ltd. Class A	1,125,055	12,871
	China BlueChemical Ltd.	35,765,795	12,866
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	12,862
	China Water Affairs Group Ltd.	13,616,420	12,828
2	Fu Shou Yuan International Group Ltd.	14,297,000	12,811
*,^,2 Zhou Hei Ya International Holdings Co. Ltd.		12,683,000	12,658
	BOE Technology Group Co. Ltd. Class A	13,072,954	12,635
	China Dongxiang Group Co. Ltd.	61,935,000	12,588
	Hopson Development Holdings Ltd.	11,951,223	12,536
	Bank of Communications Co. Ltd. Class A	11,598,073	12,491
	China Everbright Bank Co. Ltd. Class A	16,766,403	12,447
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	1,950,176	12,344
	Beijing Jingneng Clean Energy Co. Ltd.	43,502,000	12,311
^	Powerlong Real Estate Holdings Ltd.	22,710,000	12,311
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,663,500	12,309
	Tianneng Power International Ltd.	12,452,000	12,301
	Yanlord Land Group Ltd.	8,698,100	12,267
*,^	CAR Inc.	14,723,532	12,198
^	China High Speed Transmission Equipment Group Co. Ltd.	6,850,000	12,066
	Shenzhen Inovance Technology Co. Ltd. Class A	2,695,257	12,012
*,3	Aluminum Corp. of China Ltd. Class A	9,203,700	11,835
	China Lesso Group Holdings Ltd.	15,171,000	11,822
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	11,688
*	China United Network Communications Ltd. Class A	10,505,024	11,652
^	Huadian Power International Corp. Ltd.	30,612,000	11,622
	Beijing Capital Land Ltd.	17,686,000	11,532
	Bank of Ningbo Co. Ltd. Class A	3,591,770	11,442
	Aier Eye Hospital Group Co. Ltd. Class A	2,050,100	11,431
	PetroChina Co. Ltd. Class A	7,896,690	11,303
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	11,229
*,^	Digital China Holdings Ltd.	18,752,249	11,178
	China Pacific Insurance Group Co. Ltd. Class A	1,763,527	11,062
	Suning Commerce Group Co. Ltd. Class A	5,278,922	11,050
2	Hua Hong Semiconductor Ltd.	5,530,000	11,015
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	11,551,500	10,778
	China International Travel Service Corp. Ltd. Class A	1,316,282	10,728
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	10,658
	Sinopec Kantons Holdings Ltd.	16,701,000	10,642
^	China Overseas Property Holdings Ltd.	27,535,092	10,565
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,952,579	10,452
*,^	Tibet Water Resources Ltd.	23,955,000	10,387
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	10,308
	China SCE Property Holdings Ltd.	19,139,000	10,286
*,^	SMI Holdings Group Ltd.	19,963,200	10,242
^	NetDragon Websoft Holdings Ltd.	3,764,000	10,165
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	10,094
	Chaozhou Three-Circle Group Co. Ltd. Class A	3,086,129	10,049
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	10,039

	Anhui Expressway Co. Ltd.	11,970,000	9,963
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	9,943
	China CITIC Bank Corp. Ltd. Class A	8,660,118	9,942
	Kangmei Pharmaceutical Co. Ltd. Class A	2,989,918	9,891
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	9,887
	New Hope Liuhe Co. Ltd. Class A	7,302,381	9,657
*,^	Bitauto Holdings Ltd. ADR	277,136	9,642
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,277,000	9,582
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	9,529
	CSG Holding Co. Ltd. Class B	15,272,911	9,525
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,486	9,453
	China Fortune Land Development Co. Ltd. Class A	1,319,438	9,442
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	9,378
	Bank of Beijing Co. Ltd. Class A	7,834,785	9,347
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	9,318
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	9,307
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	4,076,613	9,265
*,^,2 Ozner Water International Holding Ltd.		28,965,000	9,222
	Beijing Jetsen Technology Co. Ltd. Class A	5,768,492	9,160
	China Shenhua Energy Co. Ltd. Class A	2,183,415	9,142
*	ZTE Corp. Class A	1,839,678	9,099
	Texhong Textile Group Ltd.	6,460,000	9,085
	China Machinery Engineering Corp.	13,834,639	9,070
	Daqin Railway Co. Ltd. Class A	5,852,648	8,963
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	8,909
*,^	Lifetech Scientific Corp.	33,032,000	8,708
	Livzon Pharmaceutical Group Inc.	1,056,208	8,703
	Yuexiu Transport Infrastructure Ltd.	11,850,000	8,696
	Central China Securities Co. Ltd.	19,746,000	8,674
	Anhui Conch Cement Co. Ltd. Class A	1,581,661	8,672
*,2,3 Tianhe Chemicals Group Ltd.		57,304,542	8,571
	Wuxi Little Swan Co. Ltd. Class B	1,323,727	8,550
	Luzhou Laojiao Co. Ltd. Class A	820,599	8,523
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	706,754	8,514
^	China Foods Ltd.	15,697,506	8,459
	New China Life Insurance Co. Ltd. Class A	885,186	8,450
	Guotai Junan Securities Co. Ltd. Class A	2,647,600	8,444
*	Luxi Chemical Group Co. Ltd. Class A	2,352,888	8,442
^	Shandong Chenming Paper Holdings Ltd.	4,740,000	8,405
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	8,254
	China Merchants Securities Co. Ltd. Class A	2,704,874	8,240
	Xingyuan Environment Technology Co. Ltd. Class A	2,093,686	8,232
	Huaxia Bank Co. Ltd. Class A	5,253,414	8,220
	China Railway Construction Corp. Ltd. Class A	4,389,277	8,197
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	8,150
	Livzon Pharmaceutical Group Inc. Class A	696,379	8,132
	Beijing Enlight Media Co. Ltd. Class A	3,891,542	8,020
	Luxshare Precision Industry Co. Ltd. Class A	2,300,545	7,950
	China Molybdenum Co. Ltd. Class A	6,532,611	7,852
	Hollysys Automation Technologies Ltd.	309,088	7,842
	Everbright Securities Co. Ltd. Class A	3,363,510	7,748
*	Q Technology Group Co. Ltd.	5,678,624	7,723
*,^	Huayi Tencent Entertainment Co. Ltd.	121,890,000	7,719
2	Tian Ge Interactive Holdings Ltd.	8,613,000	7,705
^	CT Environmental Group Ltd.	39,674,000	7,697
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	7,686
	Sichuan Expressway Co. Ltd.	19,454,000	7,661

	Huayu Automotive Systems Co. Ltd. Class A	1,819,716	7,661
*,^	Sinopec Oilfield Service Corp.	42,700,000	7,624
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,820,000	7,616
	China Oil & Gas Group Ltd.	75,620,000	7,611
2	Qingdao Port International Co. Ltd.	10,237,000	7,545
	Yango Group Co. Ltd. Class A	4,762,383	7,514
*,^	Baozun Inc. ADR	191,431	7,456
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,332,868	7,440
	Future Land Holdings Co. Ltd. Class A	1,159,973	7,419
	Tahoe Group Co. Ltd. Class A	1,330,114	7,415
	Beijing North Star Co. Ltd.	18,796,000	7,409
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XSHE)	3,144,827	7,400
*,^	FDG Electric Vehicles Ltd.	175,645,000	7,383
	Songcheng Performance Development Co. Ltd. Class A	2,510,462	7,365
	China Railway Group Ltd. Class A	5,430,414	7,328
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,129,302	7,292
*	Dongfang Electric Corp. Ltd.	7,635,630	7,284
	Beijing Originwater Technology Co. Ltd. Class A	2,823,418	7,282
*,^	Renhe Commercial Holdings Co. Ltd.	279,255,668	7,275
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	7,268
	Tianqi Lithium Corp. Class A	872,836	7,260
2	Fuyao Glass Industry Group Co. Ltd.	1,698,982	7,174
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	450,789	7,157
	Xtep International Holdings Ltd.	15,782,000	7,145
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	7,131
	Muyuan Foodstuff Co. Ltd. Class A	751,408	7,123
	Power Construction Corp. of China Ltd. Class A	6,112,916	7,122
	China Lilang Ltd.	7,877,000	7,113
	Lens Technology Co. Ltd. Class A	1,664,247	7,089
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	7,010
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	6,948
*	Fang Holdings Ltd. ADR	1,330,044	6,943
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	6,935
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	6,918
	Huadong Medicine Co. Ltd. Class A	768,026	6,892
	China International Travel Service Corp. Ltd. Class A (XSSC)	843,736	6,877
	China Suntien Green Energy Corp. Ltd.	27,654,000	6,869
*	China United Network Communications Ltd. Class A (XSHG)	6,190,300	6,866
	Shaanxi Coal Industry Co. Ltd. Class A	4,300,834	6,864
	Zijin Mining Group Co. Ltd. Class A	8,385,300	6,846
3	Wanda Film Holding Co. Ltd. Class A	827,543	6,845
*,^	China Minsheng Financial Holding Corp. Ltd.	190,623,937	6,795
	Vinda International Holdings Ltd.	3,599,000	6,735
*,^	Hi Sun Technology China Ltd.	32,733,000	6,669
	Han's Laser Technology Industry Group Co. Ltd. Class A	850,751	6,651
	Sanan Optoelectronics Co. Ltd. Class A	1,800,942	6,647
^	Dalian Port PDA Co. Ltd.	35,712,000	6,608
	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	6,578
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	15,378,000	6,512
	Air China Ltd. Class A	3,077,214	6,454
	Yonghui Superstores Co. Ltd. Class A	3,529,775	6,446
	LONGi Green Energy Technology Co. Ltd. Class A	1,051,340	6,435
	China National Nuclear Power Co. Ltd. Class A	5,319,107	6,422
	CPMC Holdings Ltd.	7,633,000	6,396
	Bank of Chongqing Co. Ltd.	6,947,500	6,382
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,349
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	6,342

*,2	Haichang Ocean Park Holdings Ltd.	25,381,000	6,325
*,^	Beijing Gas Blue Sky Holdings Ltd.	83,792,000	6,319
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	6,285
^	Dah Chong Hong Holdings Ltd.	12,451,000	6,281
	Harbin Electric Co. Ltd.	14,978,000	6,276
*	51job Inc. ADR	89,453	6,270
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	15,908,157	6,268
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	303,309	6,264
	Guangdong Wens Foodstuffs Group Co. Ltd. Class A	1,579,719	6,241
	Beijing Thunisoft Corp. Ltd. Class A	2,354,113	6,231
	Hangzhou Robam Appliances Co. Ltd. Class A	731,804	6,223
	Weichai Power Co. Ltd. Class A	4,460,100	6,221
	Zhejiang Longsheng Group Co. Ltd. Class A	3,137,250	6,214
	Shanghai International Airport Co. Ltd. Class A	832,867	6,211
3	Xiandai Investment Co. Ltd. Class A	6,209,962	6,169
	Shandong Airlines Co. Ltd. Class B	2,960,917	6,127
	Greenland Holdings Corp. Ltd. Class A	4,164,281	6,111
	Iflytek Co. Ltd. Class A	696,506	6,088
3	Wanhua Chemical Group Co. Ltd. Class A	1,002,301	6,045
	Suning Commerce Group Co. Ltd. Class A (XSEC)	2,877,870	6,024
	Bosideng International Holdings Ltd.	65,520,000	6,017
*,^	Noah Holdings Ltd. ADR	120,271	5,943
	Hangzhou Tigermed Consulting Co. Ltd. Class A	983,697	5,929
3	Heilan Home Co. Ltd. Class A	3,256,579	5,926
*,^,3 Hanergy Thin Film Power Group Ltd.		206,154,000	5,898
^	PAX Global Technology Ltd.	11,947,000	5,797
^	Chaowei Power Holdings Ltd.	10,154,000	5,770
	Xingda International Holdings Ltd.	14,469,000	5,751
	Leyard Optoelectronic Co. Ltd. Class A	1,799,382	5,720
3	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	5,714
	Shanghai Haixin Group Co. Class B	8,385,119	5,675
^,2	Cogobuy Group	9,392,000	5,663
	China Grand Automotive Services Co. Ltd. Class A	4,686,056	5,646
*	West China Cement Ltd.	32,816,000	5,637
*,^	O-Net Technologies Group Ltd.	8,307,000	5,620
	Sungrow Power Supply Co. Ltd. Class A	2,089,330	5,607
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	5,603
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	5,597
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	5,593
	Bank of Nanjing Co. Ltd. Class A	3,452,568	5,592
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	5,579
	Gemdale Corp. Class A	2,233,107	5,547
*,^	Hybrid Kinetic Group Ltd.	314,234,000	5,534
	Sinotrans Shipping Ltd.	17,586,500	5,515
*	China Shipbuilding Industry Co. Ltd. Class A	5,565,452	5,494
	Greenland Hong Kong Holdings Ltd.	9,660,000	5,475
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	5,447
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,467,977	5,432
^	TCL Multimedia Technology Holdings Ltd.	11,468,000	5,429
	Shanghai Shimao Co. Ltd. Class A	5,815,416	5,419
*	ZTE Corp. Class A (XSHE)	1,094,565	5,414
	Tsingtao Brewery Co. Ltd. Class A	853,586	5,409
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	5,405
	Guangdong Haid Group Co. Ltd. Class A	1,511,459	5,393
2	Shengjing Bank Co. Ltd.	6,553,166	5,351
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,422	5,344
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	5,341

	China Shineway Pharmaceutical Group Ltd.	4,333,000	5,333
*	C C Land Holdings Ltd.	23,303,500	5,322
	Wasion Group Holdings Ltd.	9,448,000	5,286
	China Fangda Group Co. Ltd. Class B	7,946,483	5,265
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	5,254
^	CITIC Resources Holdings Ltd.	47,873,345	5,250
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	5,228
	Bluedon Information Security Technology Co. Ltd. Class A	3,504,956	5,185
	Kangde Xin Composite Material Group Co. Ltd. Class A	1,630,242	5,180
	East Money Information Co. Ltd. Class A	2,129,500	5,175
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,160
3	Xinjiang Machinery Research Institute Co. Ltd. Class A	3,095,904	5,118
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	835,292	5,117
	Greentown Service Group Co. Ltd.	6,183,761	5,114
*,^	Sinofert Holdings Ltd.	32,823,609	5,104
*	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	5,091
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,403,040	5,087
	Grandblue Environment Co. Ltd. Class A	2,267,860	5,081
	Bank of Beijing Co. Ltd. Class A (XSHG)	4,245,408	5,065
*	Sany Heavy Equipment International Holdings Co. Ltd.	16,694,000	5,059
^	Tianjin Capital Environmental Protection Group Co. Ltd.	8,369,967	5,025
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A
	(XSHE)	817,560	5,008
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,971
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,097,006	4,934
^,2	Cosmo Lady China Holdings Co. Ltd.	12,523,000	4,923
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	4,915
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	4,902
	CITIC Securities Co. Ltd. Class A	1,449,600	4,900
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,014,166	4,888
*	Grand Baoxin Auto Group Ltd.	10,776,172	4,840
	Shanghai Industrial Urban Development Group Ltd.	18,020,000	4,839
	Guosen Securities Co. Ltd. Class A	2,592,241	4,833
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	4,832
3	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	798,665	4,816
	Aisino Corp. Class A	1,461,426	4,772
	CSG Smart Science&Technology Co. Ltd. Class A	1,442,740	4,760
	Perfect World Co. Ltd. Class A	998,783	4,742
	TCL Corp. Class A	8,341,322	4,735
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,725
	Suofeiya Home Collection Co. Ltd. Class A	773,978	4,711
*	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,703
*	NanJi E-Commerce Co. Ltd. Class A	2,214,572	4,694
	GF Securities Co. Ltd. Class A (XSEC)	1,569,400	4,685
	Youngor Group Co. Ltd. Class A	3,232,132	4,677
	Shanying International Holding Co. Ltd. Class A	6,235,561	4,668
	Shandong Gold Mining Co. Ltd. Class A	921,650	4,662
	Beijing Watertek Information Technology Co. Ltd. Class A	1,921,846	4,655
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	500,900	4,620
*,2	China Everbright Greentech Ltd.	5,030,379	4,608
*,^	China Modern Dairy Holdings Ltd.	24,071,500	4,605
	Dongxing Securities Co. Ltd. Class A	1,987,701	4,599
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	871,200	4,581
	China Minsheng Banking Corp. Ltd. Class A	3,167,032	4,557
*	Walvax Biotechnology Co. Ltd. Class A	1,524,857	4,554
	STO Express Co. Ltd. Class A	1,175,776	4,541
	Huaneng Power International Inc. Class A	4,530,197	4,539

	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	4,509
	O-film Tech Co. Ltd. Class A	1,589,325	4,509
	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,539,482	4,502
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,671,947	4,487
	BBMG Corp. Class A	5,057,870	4,481
	Shanghai International Port Group Co. Ltd. Class A	3,899,232	4,477
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	4,450
	BYD Co. Ltd. Class A	444,238	4,442
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	4,433
	Anxin Trust Co. Ltd. Class A	2,149,298	4,428
	BlueFocus Communication Group Co. Ltd. Class A	3,944,983	4,427
	Shanghai Oriental Pearl Group Co. Ltd. Class A	1,646,242	4,425
	By-health Co. Ltd. Class A	1,642,219	4,423
	Huayi Brothers Media Corp. Class A	2,727,702	4,418
3	Kingnet Network Co. Ltd. Class A	1,294,888	4,394
	Fangda Carbon New Material Co. Ltd. Class A	934,100	4,390
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,384
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	4,378
3	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,370
	Hengtong Optic-electric Co. Ltd. Class A	761,682	4,362
^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	63,253,317	4,354
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	485,336	4,346
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,344
	GoerTek Inc. Class A	1,938,204	4,314
	China Construction Bank Corp. Class A	2,843,388	4,299
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	4,283
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	3,886,792	4,277
*,3	Coolpad Group Ltd.	46,232,600	4,255
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	4,252
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	4,250
*	Founder Securities Co. Ltd. Class A	3,762,813	4,209
^	Dawnrays Pharmaceutical Holdings Ltd.	7,328,000	4,203
	Sunvim Group Co. Ltd. Class A	4,106,800	4,184
	Kangde Xin Composite Material Group Co. Ltd. Class A (XSEC)	1,314,500	4,177
	Beijing New Building Materials plc Class A	1,054,697	4,147
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,124
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	4,119
*	Xinhu Zhongbao Co. Ltd. Class A	4,659,001	4,117
	Shandong Nanshan Aluminum Co. Ltd. Class A	7,338,395	4,113
	Industrial Securities Co. Ltd. Class A	3,352,265	4,099
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	980,623	4,097
*	Glorious Property Holdings Ltd.	36,481,000	4,095
	Apeloa Pharmaceutical Co. Ltd. Class A	4,437,221	4,075
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	4,067
*	21Vianet Group Inc. ADR	444,694	4,051
*	Galaxy Biomedical Investment Co. Ltd. Class A	2,929,800	4,046
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,881,240	4,017
	China All Access Holdings Ltd.	13,102,000	4,017
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	4,016
	Western Securities Co. Ltd. Class A	2,020,851	4,014
	Easysight Supply Chain Management Co. Ltd. Class A	1,721,088	4,012
	Tianqi Lithium Corp. Class A (XSEC)	481,733	4,007
	Jiangxi Ganyue Expressway Co. Ltd. Class A	4,762,342	3,987
	Shanxi Meijin Energy Co. Ltd. Class A	3,808,107	3,975
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	3,954
	YunNan Metropolitan Real Estate Development Co. Ltd. Class A	4,205,978	3,944
	Beijing Shiji Information Technology Co. Ltd. Class A	979,307	3,944

	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,553,008	3,942
	Jiangxi Wannianqing Cement Co. Ltd. Class A	2,082,071	3,934
3	Wintime Energy Co. Ltd. Class A	7,316,650	3,908
	Shenwu Environmental Technology Co. Ltd. Class A	1,635,365	3,905
*	Kama Co. Ltd. Class B	5,203,252	3,898
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	3,897
	Tengda Construction Group Co. Ltd. Class A	5,529,299	3,870
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	3,863
*	Hengli Petrochemical Co. Ltd. Class A	1,637,536	3,861
	Zhejiang Supor Cookware Co. Ltd. Class A	556,819	3,861
*,^	Carnival Group International Holdings Ltd.	83,886,877	3,859
	Shenzhen Yitoa Intelligent Control Co. Ltd. Class A	3,503,650	3,850
	AVIC Aircraft Co. Ltd. Class A	1,540,402	3,845
	Poly Culture Group Corp. Ltd.	1,943,300	3,840
	Jiangling Motors Corp. Ltd. Class B	1,965,170	3,812
	361 Degrees International Ltd.	10,465,000	3,808
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	3,790
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,789
3	Beijing Xinwei Technology Group Co. Ltd. Class A	1,627,766	3,775
	Xinhua Winshare Publishing and Media Co. Ltd.	4,635,937	3,769
*,3	Tatwah Smartech Co. Ltd. Class A	1,303,958	3,745
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	3,734
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,265,163	3,715
*	Kuang-Chi Technologies Co. Ltd. Class A	972,473	3,714
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	3,702
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	3,677
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	3,671
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,148,411	3,670
	Zhejiang NHU Co. Ltd. Class A	586,751	3,667
	Hubei Dinglong Co. Ltd. Class A	2,133,008	3,641
	Avic Capital Co. Ltd. Class A	4,125,848	3,641
	Bank of Shanghai Co. Ltd. Class A	1,434,680	3,637
3	Xi'An Shaangu Power Co. Ltd. Class A	3,002,084	3,627
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,774,588	3,623
*	Sinolink Worldwide Holdings Ltd.	26,494,000	3,618
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd.
	Class A	1,106,667	3,614
	Concord New Energy Group Ltd.	74,560,000	3,611
*,2	China Metal Resources Utilization Ltd.	5,564,000	3,576
	Wangfujing Group Co. Ltd. Class A	1,023,642	3,572
*	Searainbow Holding Corp. Class A	567,316	3,572
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	3,548
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	3,543
	Offshore Oil Engineering Co. Ltd. Class A	3,187,570	3,541
*	China Power Clean Energy Development Co. Ltd.	5,704,000	3,538
	Qingling Motors Co. Ltd.	10,442,000	3,514
3	Oceanwide Holdings Co. Ltd. Class A	2,790,994	3,514
	Shenzhen Techand Ecology & Environment Co. Ltd. Class A	2,023,100	3,503
	Hesteel Co. Ltd. Class A	5,459,083	3,495
	Changjiang Securities Co. Ltd. Class A	2,745,424	3,490
3	Kingenta Ecological Engineering Group Co. Ltd. Class A	2,390,483	3,477
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	3,475
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	3,474
	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	3,470
3	Bohai Capital Holding Co. Ltd. Class A	3,732,242	3,465
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	3,463
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,461

	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	3,108,461	3,460
*	GCL System Integration Technology Co. Ltd. Class A	5,274,325	3,451
	Unisplendour Corp. Ltd. Class A	358,505	3,451
	NavInfo Co. Ltd. Class A	908,800	3,448
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	3,448
3	Kingenta Ecological Engineering Group Co. Ltd. Cla (XSHE)	2,362,788	3,436
	Weiqiao Textile Co.	5,755,500	3,434
	Neway Valve Suzhou Co. Ltd. Class A	1,035,581	3,430
*,3	Hua Han Health Industry Holdings Ltd.	50,548,000	3,425
*	Shang Gong Group Co. Ltd. Class B	3,678,113	3,416
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,260,744	3,396
	Huayuan Property Co. Ltd. Class A	5,225,205	3,393
*	Cultural Investment Holdings Co. Ltd. Class A	1,293,929	3,377
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	3,373
*	China Greatwall Technology Group Co. Ltd. Class A	2,938,488	3,367
3	Jinlong Machinery & Electronics Co. Ltd. Class A	1,520,985	3,358
	AECC Aviation Power Co. Ltd. Class A	844,113	3,343
	Chongqing Sokon Industry Group Co. Ltd. Class A	1,047,628	3,336
	Ningbo Joyson Electronic Corp. Class A	682,733	3,312
	Bright Dairy & Food Co. Ltd. Class A	1,410,000	3,286
	Shengyi Technology Co. Ltd. Class A	1,325,283	3,282
*,^	North Mining Shares Co. Ltd.	156,730,000	3,280
	Sinosoft Technology Group Ltd.	11,211,800	3,271
*,^	Chiho Environmental Group Ltd.	6,086,000	3,269
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	3,269
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	3,259
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	3,257
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	3,248
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	3,237
	Yonghui Superstores Co. Ltd. Class A (XSHG)	1,770,600	3,233
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,735,520	3,226
3	Zhongtian Financial Group Co. Ltd. Class A	2,734,166	3,194
	Yinyi Real Estate Co. Ltd. Class A	2,405,411	3,167
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	2,275,771	3,166
	Tongwei Co. Ltd. Class A	1,668,122	3,165
	Fujian Expressway Development Co. Ltd. Class A	5,302,318	3,157
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	3,152
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	3,139
	Financial Street Holdings Co. Ltd. Class A	1,676,851	3,137
3	Hengyi Petrochemical Co. Ltd. Class A	758,500	3,136
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	3,119
	Huaxin Cement Co. Ltd. Class A	1,334,003	3,117
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,953,440	3,107
3	Hainan Airlines Holding Co. Ltd. Class A	6,003,000	3,101
*	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	968,669	3,095
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	3,091
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	3,077
	Ajisen China Holdings Ltd.	6,358,000	3,075
*	Shanghai M&G Stationery Inc. Class A	765,333	3,071
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	3,059
	Bank of Guiyang Co. Ltd. Class A	1,108,565	3,054
	Shenzhen Liantronics Co. Ltd. Class A	1,522,629	3,046
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	3,032
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	3,031
	Zhuzhou Kibing Group Co. Ltd. Class A	2,479,714	3,028
	Lomon Billions Group Co. Ltd. Class A	1,061,625	3,027
	GD Power Development Co. Ltd. Class A	6,103,116	3,025

*	Nanjing Hanrui Cobalt Co. Ltd. Class A	72,500	3,016
	Sichuan Road & Bridge Co. Ltd. Class A	4,719,850	3,005
	Jinke Properties Group Co. Ltd. Class A	3,657,625	2,998
	Everbright Jiabao Co. Ltd. Class A	1,157,224	2,997
	Cinda Real Estate Co. Ltd. Class A	2,798,896	2,990
	Metallurgical Corp. of China Ltd. Class A	4,195,533	2,989
*	Rentian Technology Holdings Ltd.	61,479,713	2,985
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	2,983
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,704,694	2,980
	Sichuan Chuantou Energy Co. Ltd. Class A	1,925,161	2,979
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	784,985	2,976
	China National Chemical Engineering Co. Ltd. Class A	2,490,177	2,976
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	2,964
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	4,475,005	2,962
	Luthai Textile Co. Ltd. Class A	1,702,491	2,957
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	466,881	2,951
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,948
	East Money Information Co. Ltd. Class A (XSHE)	1,211,290	2,943
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	499,409	2,936
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,935
*	Huadian Energy Co. Ltd. Class B	7,910,644	2,931
	Bluestar Adisseo Co. Class A	1,491,041	2,929
*,^	AVIC International Holding HK Ltd.	43,082,000	2,924
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	2,921
	Sunwoda Electronic Co. Ltd. Class A	1,881,380	2,919
	Tus-Sound Environmental Resources Co. Ltd. Class A	603,916	2,910
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	2,908
	Beijing Jingneng Power Co. Ltd. Class A	5,005,703	2,905
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	661,594	2,903
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	2,903
*,^	China Yurun Food Group Ltd.	19,588,149	2,900
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,252,506	2,899
	Joeone Co. Ltd. Class A	1,211,177	2,893
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	840,211	2,889
	Lao Feng Xiang Co. Ltd. Class A	406,700	2,887
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	2,871
	Guoyuan Securities Co. Ltd. Class A	1,654,275	2,868
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	2,865
	Hytera Communications Corp. Ltd. Class A	1,454,565	2,863
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,858
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	583,100	2,849
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	2,846
	Shanghai Yimin Commerce Group Co. Ltd. Class A	3,750,104	2,842
	Beijing Dabeinong Technology Group Co. Ltd. Class A	2,655,387	2,841
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	2,832
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,832
	Emei Shan Tourism Co. Class A	1,722,471	2,829
	Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	2,819
	Iflytek Co. Ltd. Class A (XSEC)	322,300	2,817
*,^	China Water Industry Group Ltd.	13,196,000	2,816
	Yihua Healthcare Co. Ltd. Class A	577,498	2,811
	Anhui Heli Co. Ltd. Class A	1,706,475	2,810
3	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,048,559	2,795
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,004,652	2,768
	Central China Land Media Co. Ltd. Class A	1,857,208	2,767
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	335,400	2,767
*	China Huiyuan Juice Group Ltd.	9,285,000	2,761

	Henan Zhongyuan Expressway Co. Ltd. Class A	3,398,481	2,759
	Shenzhen Heungkong Holding Co. Ltd. Class A	5,179,468	2,759
	Sany Heavy Industry Co. Ltd. Class A	1,887,126	2,755
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,747
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,149,300	2,743
*,3	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	2,736
^	China Singyes Solar Technologies Holdings Ltd.	6,664,000	2,721
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,879,228	2,718
	China Film Co. Ltd. Class A	1,041,800	2,716
*	Caitong Securities Co. Ltd. Class A	929,500	2,712
*	BeijingHualian Hypermarket Co. Ltd. Class A	3,095,345	2,712
	Vatti Corp. Ltd. Class A	512,499	2,708
	Jiangsu Bicon Pharmaceutical Listed Co. Class A	645,100	2,706
	Nanyang Topsec Technologies Group Inc. Class A	879,332	2,693
	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	2,692
	China National Accord Medicines Corp. Ltd. Class A	283,867	2,683
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	1,799,036	2,677
	Rainbow Department Store Co. Ltd. Class A	915,733	2,674
	China Quanjude Group Co. Ltd. Class A	952,758	2,669
^	Comba Telecom Systems Holdings Ltd.	15,251,740	2,666
*	Lushang Property Co. Ltd. Class A	4,115,979	2,664
	Ogawa Smart Healthcare Technology Group Co. Ltd. Class A	865,200	2,662
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,651
	Venustech Group Inc. Class A	779,436	2,651
	Zhengzhou Yutong Bus Co. Ltd. Class A	760,514	2,647
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,385,900	2,643
	Shenzhen Sunway Communication Co. Ltd. Class A	481,325	2,635
3	Huapont Life Sciences Co. Ltd. Class A	2,451,901	2,623
	China XD Electric Co. Ltd. Class A	3,641,107	2,621
	China Electronics Optics Valley Union Holding Co. Ltd.	29,284,000	2,616
	Southwest Securities Co. Ltd. Class A	3,433,481	2,613
	Global Top E-Commerce Co. Ltd. Class A	929,940	2,607
	Qinghai Salt Lake Industry Co. Ltd. Class A (XSHE)	1,262,100	2,605
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,605
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,604
	Tianshui Huatian Technology Co. Ltd. Class A	2,153,548	2,603
	Shenzhen Airport Co. Ltd. Class A	1,820,428	2,602
	Changchun Faway Automobile Components Co. Ltd. Class A	974,654	2,601
	BOE Technology Group Co. Ltd. Class A (XSEC)	2,678,600	2,589
	Huaxin Cement Co. Ltd. Class B	1,992,230	2,589
3	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,455,340	2,587
	Gansu Gangtai Holding Group Co. Ltd. Class A	1,441,067	2,585
	Bank of Jiangsu Co. Ltd. Class A	2,012,300	2,585
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	2,584
	Luthai Textile Co. Ltd. Class B	2,415,793	2,583
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	2,574
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	1,130,626	2,566
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	2,560
	China Eastern Airlines Corp. Ltd. Class A	1,928,700	2,558
	Angang Steel Co. Ltd. Class A	2,266,055	2,556
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	341,901	2,550
	Yifan Pharmaceutical Co. Ltd. Class A	740,302	2,549
	Bright Real Estate Group Co. Ltd. Class A	1,919,057	2,546
	Jiangsu Hoperun Software Co. Ltd. Class A	1,613,146	2,542
	Beijing Ultrapower Software Co. Ltd. Class A	2,592,068	2,536
	Sichuan Swellfun Co. Ltd. Class A	347,502	2,535
	Luolai Lifestyle Technology Co. Ltd. Class A	1,008,394	2,513

	Angel Yeast Co. Ltd. Class A	484,793	2,507
	Luoniushan Co. Ltd. Class A	1,769,907	2,501
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	2,499
*,3	Jianxin Mining Co. Ltd. Class A	1,433,400	2,495
	Transfar Zhilian Co. Ltd. Class A	927,422	2,489
*,3	Zhejiang Huge Leaf Co. Ltd. Class A	2,624,440	2,474
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,471
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,467
	Holitech Technology Co. Ltd. Class A	1,706,396	2,463
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,460
*,3	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	2,126,424	2,457
	Hongfa Technology Co. Ltd. Class A	372,024	2,452
	Beijing New Building Materials plc Class A (XSHE)	623,500	2,452
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	2,451
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	850,862	2,451
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	2,451
	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	2,451
	Inspur Electronic Information Industry Co. Ltd. Class A	911,884	2,447
	Wuchan Zhongda Group Co. Ltd. Class A	2,179,156	2,440
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	1,694,800	2,439
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	2,435
	Tsinghua Unisplendour Co. Ltd. Class A (XSHE)	252,659	2,432
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	1,383,880	2,430
	TianGuang ZhongMao Co. Ltd. Class A	1,696,512	2,424
	Beijing Tongrentang Co. Ltd. Class A	449,297	2,421
	Shandong Pharmaceutical Glass Co. Ltd. Class A	762,210	2,420
^	Fantasia Holdings Group Co. Ltd.	13,203,000	2,420
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	2,419
*	Oppein Home Group Inc. Class A	106,355	2,417
3	Neoglory Prosperity Inc. Class A	1,027,689	2,411
	Leshi Internet Information & Technology Corp. Beijing Class A	1,860,084	2,410
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,408
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	2,406
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	2,398
	Tande Co. Ltd. Class A	3,429,500	2,398
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	411,928	2,396
	Ourpalm Co. Ltd. Class A	2,485,861	2,395
	Shenzhen Feima International Supply Chain Co. Ltd. Class A	1,141,791	2,389
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,389
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,388
3	Zhonghong Holding Co. Ltd. Class A	7,731,145	2,384
	Shenergy Co. Ltd. Class A	2,486,691	2,382
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,380
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	2,377
	Sichuan Languang Development Co. Ltd. Class A	1,219,900	2,373
	Sichuan Xichang Electric Power Co. Ltd. Class A	2,178,399	2,372
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	2,372
	Gemdale Corp. Class A (XSHG)	953,400	2,368
*	Anyang Iron & Steel Inc. Class A	2,944,180	2,366
	Midea Group Co. Ltd. Class A (XSEC)	248,700	2,363
*,^	Yashili International Holdings Ltd.	12,124,000	2,358
	Silver Plaza Group Co. Ltd. Class A	1,987,631	2,355
	China South Publishing & Media Group Co. Ltd. Class A	1,032,349	2,349
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	2,348
3	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,849,689	2,343
	YTO Express Group Co. Ltd. Class A	911,106	2,341
	China Jushi Co. Ltd. Class A	891,165	2,340

	Shanxi Securities Co. Ltd. Class A	1,558,546	2,340
	China Southern Airlines Co. Ltd. Class A	1,249,900	2,339
	Wangsu Science & Technology Co. Ltd. Class A	1,245,519	2,338
	GEM Co. Ltd. Class A	2,179,354	2,336
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	2,336
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	2,333
*	Shenyang Jinbei Automotive Co. Ltd. Class A	2,404,601	2,327
	Jiuzhitang Co. Ltd. Class A	745,255	2,320
*	Northcom Group Co. Ltd. Class A	635,480	2,318
	Eve Energy Co. Ltd. Class A	830,262	2,317
3	Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	2,315
	Shandong Chenming Paper Holdings Ltd. Class A	794,900	2,310
	Youzu Interactive Co. Ltd. Class A	608,916	2,306
	Risen Energy Co. Ltd. Class A	1,243,770	2,304
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	2,302
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	2,299
*	Hangzhou Hangyang Co. Ltd. Class A	926,150	2,298
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	2,297
	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	2,296
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	961,315	2,294
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	2,293
	NARI Technology Co. Ltd. Class A	850,399	2,288
3	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	2,283
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,163,954	2,281
3	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	2,273
*,3	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	2,267
	Beijing Kunlun Tech Co. Ltd. Class A	603,356	2,262
	Guoxuan High-Tech Co. Ltd.	684,269	2,256
	Northeast Securities Co. Ltd. Class A	1,604,558	2,254
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	2,241
	Zhejiang China Commodities City Group Co. Ltd. Class A	2,366,478	2,240
	Huaan Securities Co. Ltd. Class A	1,778,632	2,237
	Changchun High & New Technology Industries Inc. Class A	81,381	2,234
^	First Tractor Co. Ltd.	5,268,000	2,233
	Hundsun Technologies Inc. Class A	272,220	2,228
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,228
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	2,223
	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	2,223
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	943,429	2,223
	Glodon Co. Ltd. Class A	732,431	2,222
	Yiwu Huading Nylon Co. Ltd. Class A	990,139	2,220
	FAWER Automotive Parts Co. Ltd. Class A	1,734,461	2,216
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	2,213
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	2,213
*	Tieling Newcity Investment Holding Ltd. Class A	4,028,153	2,210
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,203
	Dalian Zeus Entertainment Group Co. Ltd. Class A	803,569	2,201
*	Yintai Resources Co. Ltd. Class A	906,456	2,198
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	2,195
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,591,500	2,194
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	547,439	2,191
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	1,371,348	2,191
	Tianjin Teda Co. Ltd. Class A	2,999,443	2,189
	Beijing Strong Biotechnologies Inc. Class A	884,285	2,187
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	850,525	2,185
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,066,800	2,182
*,3	China Tianying Inc. Class A	2,041,714	2,181

	Shenzhen Tagen Group Co. Ltd. Class A	1,262,881	2,178
	Jiangsu Hongdou Industrial Co. Ltd. Class A	1,938,467	2,177
	Zhejiang Semir Garment Co. Ltd. Class A	1,353,320	2,176
	Unigroup Guoxin Co. Ltd. Class A	374,793	2,173
	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	2,166
*	Shenma Industry Co. Ltd. Class A	1,715,449	2,165
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	2,162
	Guangshen Railway Co. Ltd. Class A	2,686,634	2,162
	TangShan Port Group Co. Ltd. Class A	2,651,489	2,161
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,156
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	2,139
	Dare Power Dekor Home Co. Ltd. Class A	562,739	2,138
*	Zheshang Securities Co. Ltd. Class A	832,600	2,135
	Tasly Pharmaceutical Group Co. Ltd. Class A	374,447	2,134
	Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	2,132
	Huafa Industrial Co. Ltd. Zhuhai Class A	1,437,226	2,130
	Oriental Energy Co. Ltd. Class A	1,067,921	2,128
	China Gezhouba Group Co. Ltd. Class A	1,409,100	2,126
*	Top Energy Co. Ltd. Shanxi Class A	2,903,744	2,124
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	1,836,239	2,123
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	2,121
*	Guilin Tourism Co. Ltd. Class A	1,623,123	2,120
*,^	China Logistics Property Holdings Co. Ltd.	6,635,813	2,119
	Guosheng Financial Holding Inc. Class A	778,598	2,118
*,3	Yunnan Aluminium Co. Ltd. Class A	1,335,552	2,110
	Hualan Biological Engineering Inc. Class A	493,321	2,110
	Realcan Pharmaceutical Co. Ltd. Class A	1,015,910	2,109
	Lier Chemical Co. Ltd. Class A	707,644	2,096
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	2,090
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	2,089
	Yonyou Network Technology Co. Ltd. Class A	570,162	2,082
	TBEA Co. Ltd. Class A	1,336,069	2,082
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	2,080
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	2,080
*,^,3 National Agricultural Holdings Ltd.		13,660,000	2,078
	Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	2,078
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,242,363	2,073
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	2,073
*	Contemporary Eastern Investment Co. Ltd. Class A	980,025	2,069
3	Hengyi Petrochemical Co. Ltd. Class A (XSHE)	500,114	2,068
	China Wuyi Co. Ltd. Class A	1,285,140	2,065
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	177,127	2,063
	Rongsheng Petro Chemical Co. Ltd. Class A	841,131	2,062
	Sou Yu Te Group Co. Ltd. Class A	2,415,182	2,061
*	Henan Dayou Energy Co. Ltd. Class A	2,820,670	2,057
	Jiangsu Yoke Technology Co. Ltd. Class A	582,200	2,055
	Zhejiang Chint Electrics Co. Ltd. Class A	520,558	2,055
	Accelink Technologies Co. Ltd. Class A	513,948	2,053
*,3	Jiangsu Shagang Co. Ltd. Class A	801,300	2,053
	China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	2,053
	Fiyta Holdings Ltd. Class A	1,190,485	2,051
	Shenghe Resources Holding Co. Ltd. Class A	809,100	2,047
*	Jointown Pharmaceutical Group Co. Ltd. Class A	730,895	2,042
3	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	2,040
	INESA Intelligent Tech Inc. Class B	3,144,066	2,038
	Ninestar Corp. Class A	498,987	2,038
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	345,011	2,028

	Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	2,028
	Yonggao Co. Ltd. Class A	2,933,059	2,024
*,3	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	2,021
	BTG Hotels Group Co. Ltd. Class A	416,438	2,019
	Beijing Capital Development Co. Ltd. Class A	1,203,111	2,015
	Xinjiang Tianfu Energy Co. Ltd. Class A	1,877,888	2,014
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,330,405	2,007
	Hefei Meiling Co. Ltd. Class A	2,685,828	2,006
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,329,375	2,006
	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	2,005
	Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	2,002
	Eastern Communications Co. Ltd. Class A	1,682,562	1,990
*	Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	1,985
	Wonders Information Co. Ltd. Class A	911,000	1,981
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,971
	Metro Land Corp. Ltd. Class A	2,013,684	1,971
	Joyoung Co. Ltd. Class A	682,392	1,968
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	1,964
	INESA Intelligent Tech Inc. Class A	1,830,990	1,963
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,962
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	1,957
	Hybio Pharmaceutical Co. Ltd. Class A	815,691	1,956
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	1,954
*,3	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	1,951
	China CAMC Engineering Co. Ltd. Class A	664,318	1,948
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,946
	Hithink RoyalFlush Information Network Co. Ltd. Class A	223,559	1,945
*	Beijing Shougang Co. Ltd. Class A	1,993,600	1,944
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,943
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,208,621	1,943
	Anxin Trust Co. Ltd. Class A (XSHG)	942,040	1,941
	Sunsea Telecommunications Co. Ltd. Class A	407,845	1,939
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	464,144	1,937
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	294,047	1,936
*,^	Enerchina Holdings Ltd.	22,644,300	1,936
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,931
	Bank of Hangzhou Co. Ltd. Class A	968,520	1,927
	Sealand Securities Co. Ltd. Class A	2,444,050	1,922
	Greattown Holdings Ltd. Class A	1,641,600	1,919
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,950,603	1,918
	JSTI Group Class A	741,820	1,917
	Wanxiang Qianchao Co. Ltd. Class A	1,320,379	1,917
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,912
	Huadian Power International Corp. Ltd. Class A	3,213,300	1,910
	Maoye Commericial Co. Ltd. Class A	1,681,151	1,910
	Huafu Fashion Co. Ltd. Class A	907,007	1,908
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,905
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,903
*	Hangzhou Iron & Steel Co. Class A	1,702,674	1,900
*	Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,895
	China World Trade Center Co. Ltd. Class A	724,135	1,891
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,890
2	Redco Group	4,152,000	1,886
	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,886
*	Yangguang Co. Ltd. Class A	1,520,002	1,882
	Meidu Energy Corp. Class A	2,309,881	1,879
	Jinyu Bio-Technology Co. Ltd. Class A	391,580	1,876

	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	511,285	1,871
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,870
	Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	2,029,853	1,868
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,865
	Guangdong Golden Dragon Development Inc. Class A	722,300	1,862
	Sieyuan Electric Co. Ltd. Class A	787,700	1,862
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,861
3	Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,860
*	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,859
*	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,182,050	1,858
	Xiamen Tungsten Co. Ltd. Class A	467,438	1,856
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	596,995	1,856
	Gansu Qilianshan Cement Group Co. Ltd. Class A	999,850	1,855
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	3,040,156	1,854
	China Galaxy Securities Co. Ltd. Class A	995,320	1,847
*,3	Tianma Bearing Group Co. Ltd. Class A	1,367,151	1,845
	Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	1,845
	Sinoma Science & Technology Co. Ltd. Class A	515,740	1,844
*	Lianhua Supermarket Holdings Co. Ltd.	5,216,000	1,844
	UTour Group Co. Ltd. Class A	929,925	1,844
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,841
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,840
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,839
	Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	1,839
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,838
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	1,838
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,835
	Zhongjin Gold Corp. Ltd. Class A	1,174,812	1,832
*	Hunan Valin Steel Co. Ltd. Class A	1,254,700	1,828
	Guangdong Vanward New Electric Co. Ltd. Class A	498,189	1,828
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,825
	Nantong Square Cold Chain Equipment Co. Ltd. Class A	514,064	1,823
	Tianjin Port Development Holdings Ltd.	11,774,000	1,820
	Shaanxi International Trust Co. Ltd. Class A	2,682,600	1,817
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,815
*	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	1,813
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	1,812
	Shenzhen Gas Corp. Ltd. Class A	1,475,375	1,811
	Beijing Capital Co. Ltd. Class A	2,205,443	1,808
*,3	China CSSC Holdings Ltd. Class A	460,980	1,808
	Jiangxi Copper Co. Ltd. Class A	548,544	1,803
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	1,802
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,800
	Fujian Newland Computer Co. Ltd. Class A	618,095	1,799
*	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	1,798
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	1,795
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,795
*,3	Beijing Tensyn Digital Marketing Technology JSC Class A	755,700	1,793
	Huaren Pharmaceutical Co. Ltd. Class A	714,144	1,793
	Gree Real Estate Co. Ltd. Class A	1,721,028	1,790
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,788
*	PW Medtech Group Ltd.	8,819,000	1,778
*	Changchun Sinoenergy Corp. Class A	836,045	1,776
	China Shipbuilding Industry Group Power Co. Ltd. Class A	462,637	1,772
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	1,772
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	644,765	1,765
*	Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,765

	Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,765
	Taiji Computer Corp. Ltd. Class A	504,001	1,765
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,761
	Centre Testing International Group Co. Ltd. Class A	2,668,112	1,758
	Shede Spirits Co. Ltd. Class A	254,113	1,756
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,084,395	1,755
	Infore Environment Technology Group Co. Ltd. Class A	1,290,887	1,755
*	Maanshan Iron & Steel Co. Ltd. Class A	2,539,472	1,753
*	Changchun Sinoenergy Corp. Class A (XSHG)	823,800	1,750
*,^	JinkoSolar Holding Co. Ltd. ADR	78,666	1,748
	SDIC Power Holdings Co. Ltd. Class A	1,529,000	1,748
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	498,915	1,746
	Shandong Hi-speed Co. Ltd. Class A	1,735,154	1,746
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,741
	Sinolink Securities Co. Ltd. Class A	1,143,000	1,740
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,735
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,734
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	1,734
*,3	Kaidi Ecological and Environmental Technology Co. Ltd. Class A	2,185,200	1,733
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	768,700	1,733
	Luyang Energy-Saving Materials Co. Ltd.	815,725	1,733
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,731
3	Hainan Haiyao Co. Ltd. Class A	844,915	1,731
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	1,720
*	Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,719
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,711
	Chongqing Brewery Co. Ltd. Class A	464,151	1,703
	Guangdong Goworld Co. Ltd. Class A	943,044	1,702
	Guangzhou Port Co. Ltd. Class A	1,745,300	1,701
3	Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,699
*,3	Zhonglu Co. Ltd. Class B	1,084,642	1,697
	Shanghai Construction Group Co. Ltd. Class A	2,758,182	1,697
	Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,692
	JPMF Guangdong Co. Ltd. Class A	1,589,000	1,689
	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	1,689
*,^	Loudong General Nice Resources China Holdings Ltd.	43,431,000	1,686
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	1,686
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,685
	Hefei Meiya Optoelectronic Technology Inc. Class A	594,958	1,682
	China Union Holdings Ltd. Class A	937,300	1,676
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,673
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,479,242	1,669
	Nanjing Gaoke Co. Ltd. Class A	713,193	1,667
	Shanghai Pret Composites Co. Ltd. Class A	510,444	1,665
	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	1,665
*,^	Capital Environment Holdings Ltd.	42,118,000	1,663
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	586,275	1,662
*,^	China Chengtong Development Group Ltd.	26,228,000	1,659
	Hangxiao Steel Structure Co. Ltd. Class A	1,145,151	1,656
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	395,854	1,651
	Tongding Interconnection Information Co. Ltd. Class A	858,300	1,650
	Hakim Unique Internet Co. Ltd. Class A	636,551	1,650
	Wolong Electric Group Co. Ltd. Class A	1,287,033	1,643
*	Danhua Chemical Technology Co. Ltd. Class A	1,794,610	1,642
	Beijing Orient Landscape & Environment Co. Ltd. Class A (XSEC)	561,100	1,641
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	451,184	1,636
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,635

	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	1,632
	Chengzhi Co. Ltd. Class A	607,300	1,631
	Meisheng Cultural & Creative Corp. Ltd. Class A	553,282	1,629
	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,628
	Fujian Longking Co. Ltd. Class A	718,680	1,625
	Alpha Group Class A	827,701	1,623
	Nanjing Redsun Co. Ltd. Class A	462,551	1,622
2	Everbright Securities Co. Ltd.	1,235,400	1,622
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,089,936	1,621
	Xiamen International Airport Co. Ltd. Class A	440,255	1,621
	Shanghai Aerospace Automobile Electromechanical Co. Class A	1,444,129	1,617
	Hilong Holding Ltd.	7,749,000	1,617
	Beijing Kingee Culture Development Co. Ltd. Class A	641,780	1,616
	Fangda Special Steel Technology Co. Ltd. Class A	669,649	1,607
	HyUnion Holding Co. Ltd. Class A	1,013,582	1,605
	Zhejiang Juhua Co. Ltd. Class A	882,019	1,604
	Westone Information Industry Inc. Class A	429,179	1,604
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	190,800	1,603
	Beijing North Star Co. Ltd. Class A	1,915,531	1,600
3	Meson Fintech Co. Ltd.	307,638	1,600
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	634,480	1,599
	Sunflower Pharmaceutical Group Co. Ltd. Class A	302,054	1,597
	Shenyang Chemical Industry Class A	1,716,100	1,596
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,595
*	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	1,593
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,589
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,589
*	H&R Century Union Corp. Class A	1,231,176	1,588
	Suning Universal Co. Ltd. Class A	2,183,210	1,588
2	Orient Securities Co. Ltd.	1,430,746	1,588
	BYD Co. Ltd. Class A (XSHE)	158,600	1,586
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	431,004	1,582
	Sino GeoPhysical Co. Ltd. Class A	446,065	1,581
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,578
*	Yunnan Coal Energy Co. Ltd. Class A	2,410,493	1,578
*	Sichuan Meifeng Chemical IND Class A	1,301,751	1,577
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	1,577
*	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,573
	Gosuncn Technology Group Co. Ltd. Class A	821,227	1,572
	Lingyuan Iron & Steel Co. Ltd. Class A	2,019,700	1,572
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,572
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,572
	Chongqing Department Store Co. Ltd. Class A	374,760	1,567
*,3	Beijing Miteno Communication Technology Co. Ltd. Class A	202,639	1,565
	Hongda Xingye Co. Ltd. Class A	1,392,019	1,563
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,562
	Zhejiang Crystal-Optech Co. Ltd. Class A	485,204	1,561
	Jiangsu Bicon Pharmaceutical Listed Co. Class A (XSEC)	371,639	1,559
	Pacific Securities Co. Ltd. China Class A	2,676,600	1,557
*,^	China Beidahuang Industry Group Holdings Ltd.	33,798,000	1,554
*	Shandong Iron and Steel Co. Ltd. Class A	4,441,710	1,552
	NAURA Technology Group Co. Ltd. Class A	317,300	1,551
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,551
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	1,550
	Tibet Summit Resources Co. Ltd. Class A	285,589	1,549
*,3	Digital China Group Co. Ltd. Class A	450,736	1,548
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,547

^	China Merchants Land Ltd.	7,872,000	1,546
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	763,020	1,541
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,539
3	Beijing Lanxum Technology Co. Ltd. Class A	866,539	1,539
*	Hubei Mailyard Share Co. Ltd. Class A	787,600	1,536
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,534
	C&S Paper Co. Ltd. Class A	677,700	1,534
	Hainan Strait Shipping Co. Ltd. Class A	382,400	1,533
	Topchoice Medical Investment Corp. Class A	263,079	1,533
*,3	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	708,878	1,532
	Tongkun Group Co. Ltd. Class A	347,785	1,529
*	Shanghai Zhongyida Co. Ltd. Class B	4,643,648	1,527
*	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,525
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,524
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	1,519
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	1,518
*	Orient Group Inc. Class A	2,059,211	1,515
	Suzhou Anjie Technology Co. Ltd. Class A	462,649	1,515
	China Communications Construction Co. Ltd. Class A	669,000	1,509
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	1,495
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,492
*,3	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	1,491
	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	1,491
	Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,489
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	1,488
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	1,487
*	Shenzhen Huiding Technology Co. Ltd. Class A	110,147	1,486
	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,485
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,482
	Xinjiang Yilite Industry Co. Ltd. Class A	342,900	1,482
	Dr Peng Telecom & Media Group Co. Ltd. Class A	564,679	1,481
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,481
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,481
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	1,480
*	Qingdao Hengshun Zhongsheng Group Co. Ltd. Class A	808,606	1,478
	Tianjin Port Co. Ltd. Class A	878,396	1,477
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,476
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	727,579	1,475
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	1,473
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,472
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,308,797	1,471
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,470
	Fujian Sunner Development Co. Ltd. Class A	652,847	1,465
	Guorui Properties Ltd.	4,925,000	1,464
*,3	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (XSHE)	677,183	1,464
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,460
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	3,566,835	1,457
	Jiangsu King's Luck Brewery JSC Ltd. Class A	552,395	1,451
3	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	759,964	1,451
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,450
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	1,240,338	1,450
	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,449
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	1,448
	Hubei Chutian Expressway Co. Ltd. Class A	1,807,951	1,448
	Spring Airlines Co. Ltd. Class A	260,939	1,448
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	1,448
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,445

	Canny Elevator Co. Ltd. Class A	1,052,077	1,444
	Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,437
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,436
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,415,906	1,435
*	Liaoning Cheng Da Co. Ltd. Class A	510,220	1,432
*	Sunny Loan Top Co. Ltd. Class A	1,074,547	1,432
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,430
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	449,844	1,430
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	650,805	1,429
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,428
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	1,427
	Tecon Biology Co. Ltd. Class A	1,063,904	1,424
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,116,230	1,423
	Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	1,422
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,420
*,3	Aurora Optoelectronics Co. Ltd. Class A	513,198	1,419
3	HPGC Renmintongtai Pharmaceutical Corp. Class A	729,534	1,419
	Haining China Leather Market Co. Ltd. Class A	1,252,410	1,419
	Jihua Group Corp. Ltd. Class A	1,398,940	1,419
	Huayi Compressor Co. Ltd. Class A	1,592,880	1,417
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	1,416
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,416
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,414
	Bros Eastern Co. Ltd. Class A	1,661,679	1,414
	Laobaixing Pharmacy Chain JSC Class A	153,900	1,413
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	1,236,493	1,413
	Shenzhen Comix Group Co. Ltd. Class A	506,357	1,412
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,411
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,410
3	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	1,112,150	1,409
	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	1,409
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,474,283	1,408
	SooChow Securities Co. Ltd. Class A	913,430	1,407
	Dawning Information Industry Co. Ltd. Class A	232,582	1,406
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	383,626	1,404
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	1,400
	Western Mining Co. Ltd. Class A	1,053,500	1,399
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	1,397
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,395
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,394
	Ningbo Shanshan Co. Ltd. Class A	497,723	1,393
	Jiangsu Linyang Energy Co. Ltd. Class A	998,525	1,393
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,392
^	China Electronics Huada Technology Co. Ltd.	8,296,000	1,392
	Anhui Anke Biotechnology Group Co. Ltd. Class A	348,479	1,382
*	Create Technology & Science Co. Ltd. Class A	1,136,256	1,380
	China Jushi Co. Ltd. Class A (XSHG)	524,832	1,378
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	1,377
3	Shenzhen Zhenye Group Co. Ltd. Class A	878,400	1,375
*,3	Bus Online Co. Ltd.	644,556	1,375
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,375
	Qingdao Hanhe Cable Co. Ltd. Class A	2,629,604	1,375
	North Electro-Optic Co. Ltd. Class A	494,561	1,373
	Shanghai Industrial Development Co. Ltd. Class A	1,323,492	1,372
	Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,371
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	1,368
	Hangzhou Shunwang Technology Co. Ltd. Class A	416,035	1,367

	China CYTS Tours Holding Co. Ltd. Class A	367,868	1,367
	Yifeng Pharmacy Chain Co. Ltd. Class A	200,992	1,365
*	Shenzhen Kondarl Group Co. Ltd. Class A	414,279	1,365
*	Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	1,363,912	1,362
	Hubei Sanxia New Building Material Co. Ltd. Class A	1,092,825	1,361
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,360
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	248,744	1,357
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	1,357
	Zhuhai Port Co. Ltd. Class A	853,300	1,355
	Tsinghua Tongfang Co. Ltd. Class A	863,708	1,355
*	Wingtech Technology Co. Ltd. Class A	348,500	1,354
*	Kangxin New Materials Co. Ltd. Class A	1,153,880	1,353
	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	1,352
*	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	1,350
	Tianjin Development Holdings Ltd.	2,766,000	1,348
*,^	Munsun Capital Group Ltd.	152,812,000	1,348
	China Spacesat Co. Ltd. Class A	358,897	1,348
	Shimge Pump Industry Group Co. Ltd. Class A	1,369,158	1,345
	Beijing SDL Technology Co. Ltd. Class A	716,927	1,344
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,479,817	1,344
	Winning Health Technology Group Co. Ltd. Class A	1,090,814	1,343
*	Shandong Publishing & Media Co. Ltd. Class A	692,888	1,339
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,339
	Insigma Technology Co. Ltd. Class A	728,100	1,339
3	Harbin Pharmaceutical Group Co. Ltd. Class A	1,447,577	1,337
*	Future Land Holdings Co. Ltd. Class A (XSSC)	208,808	1,335
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,335
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	1,334
	Jiangsu Yangnong Chemical Co. Ltd. Class A	166,900	1,332
	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,111,291	1,329
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	685,600	1,329
	Guangdong East Power Co. Ltd. Class A	1,175,600	1,328
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	1,328
	CCS Supply Chain Management Co. Ltd. Class A	755,328	1,328
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,327
	Guangdong Homa Appliances Co. Ltd. Class A	393,265	1,326
3	Guangdong Macro Co. Ltd. Class A	864,971	1,325
	China Baoan Group Co. Ltd. Class A	1,314,680	1,324
	Fujian Funeng Co. Ltd. Class A	1,105,261	1,323
	Air China Ltd. Class A (XSSC)	630,438	1,322
*	Jilin Yatai Group Co. Ltd. Class A	1,597,167	1,321
	Xiamen Xiangyu Co. Ltd. Class A	936,774	1,320
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,320
	Ningxia Building Materials Group Co. Ltd. Class A	634,288	1,320
	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,161,700	1,319
	Hainan Ruize New Building Material Co. Ltd. Class A	766,704	1,319
	Norinco International Cooperation Ltd. Class A	483,900	1,319
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,318
	Xiamen Kingdomway Group Co. Class A	462,900	1,318
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	329,100	1,317
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	1,317
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	701,438	1,317
*	Hainan Yedao Co. Ltd. Class A	919,500	1,316
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,314
	Jiangsu Holly Corp. Class A	846,694	1,314
	Langold Real Estate Co. Ltd. Class A	1,962,979	1,313
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,311

*,3	Dongfang Electronics Co. Ltd. Class A	1,727,250	1,311
	Guanghui Energy Co. Ltd. Class A	1,637,925	1,309
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,308
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,308
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,596,888	1,307
	Hunan Aihua Group Co. Ltd. Class A	225,620	1,307
*,2	Yixin Group Ltd.	1,596,900	1,306
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,306
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	1,306
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	1,301
3	Beijing Sinnet Technology Co. Ltd. Class A	620,016	1,300
*	China Rare Earth Holdings Ltd.	17,838,800	1,300
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,141,730	1,295
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,292
	Hangzhou Silan Microelectronics Co. Ltd. Class A	632,600	1,290
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	999,275	1,290
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,290
*,^	Leyou Technologies Holdings Ltd.	5,910,000	1,290
	Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,290
	Huagong Tech Co. Ltd. Class A	536,500	1,290
*	Sinopec Oilfield Service Corp. Class A	3,057,700	1,288
	China Media Group Class A	962,720	1,286
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	768,101	1,286
*	Datang International Power Generation Co. Ltd. Class A	1,974,340	1,285
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,284
	Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,282
	Henan Rebecca Hair Products Co. Ltd. Class A	1,442,294	1,282
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	1,282
	Zhejiang Runtu Co. Ltd. Class A	385,101	1,281
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSHE)	660,600	1,280
	Huafon Microfibre Shanghai Co. Ltd. Class A	343,308	1,279
	Eastern Communications Co. Ltd. Class B	1,942,674	1,278
*	Huadian Heavy Industries Co. Ltd. Class A	1,526,509	1,276
	Hengdeli Holdings Ltd.	23,036,000	1,275
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	568,100	1,272
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,271
	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	1,269
	LingNan Landscape Co. Ltd. Class A	316,500	1,268
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	1,266
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,265
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,263
	Shanghai Jahwa United Co. Ltd. Class A	232,700	1,261
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	1,261
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	1,260
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,258
*	Zhe Jiang Kangsheng Co. Ltd. Class A	841,000	1,258
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	1,256
	Xiamen Port Development Co. Ltd. Class A	739,716	1,256
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	1,255
	Neusoft Corp. Class A	593,614	1,253
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,252
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,250
	Leo Group Co. Ltd. Class A	3,005,211	1,249
*,3	CITIC Guoan Wine Co. Ltd. Class A	1,041,500	1,245
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,244
3	Guangdong Chj Industry Co. Ltd. Class A	727,900	1,244
*	China Resource and Environment Co. Ltd. Class A	1,207,900	1,243

	Shanghai East China Computer Co. Ltd. Class A	474,730	1,243
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	158,652	1,243
	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,242
	Jiajia Food Group Co. Ltd. Class A	1,089,263	1,242
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,241
3	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	294,996	1,240
	Haitong Securities Co. Ltd. Class A	564,115	1,240
	Shinva Medical Instrument Co. Ltd. Class A	493,041	1,240
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	363,400	1,239
	Changyuan Group Ltd. Class A	522,960	1,238
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	2,323,427	1,238
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,238
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	1,237
	Jizhong Energy Resources Co. Ltd. Class A	1,315,107	1,237
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	1,237
	Dian Diagnostics Group Co. Ltd. Class A	354,237	1,236
	Aotecar New Energy Technology Co. Ltd. Class A	2,083,760	1,236
*	Jiangsu Hagong Intelligent Robot Co. Ltd. Class A	527,000	1,235
*	Gem-Year Industrial Co. Ltd. Class A	746,111	1,235
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	535,608	1,235
	Goldenmax International Technology Ltd. Class A	538,100	1,232
3	Shaanxi J&R Optimum Energy Co. Ltd. Class A	1,017,168	1,232
	Yihua Healthcare Co. Ltd. Class A (XSHE)	253,040	1,232
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	717,800	1,229
*	Fujian Dongbai Group Co. Ltd. Class A	992,900	1,229
	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	1,224
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,221
*,3	Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,221
*	Northeast Pharmaceutical Group Co. Ltd. Class A	759,012	1,220
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	1,220
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,218
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	1,218
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,082,730	1,216
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	1,215
	Jiangsu Expressway Co. Ltd. Class A	766,800	1,213
*	Hanwang Technology Co. Ltd. Class A	333,500	1,213
*	Yunnan Tin Co. Ltd. Class A	476,300	1,210
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,210
	Zhejiang Yankon Group Co. Ltd. Class A	1,473,339	1,208
*	Shanghai SMI Holding Co. Ltd. Class A	858,852	1,208
*	Anhui Liuguo Chemical Co. Ltd. Class A	1,319,100	1,207
	CMST Development Co. Ltd. Class A	779,838	1,205
	Shenzhen MTC Co. Ltd. Class A	2,237,255	1,205
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co.
	Ltd. Class A	1,132,500	1,201
	Tellhow Sci-Tech Co. Ltd. Class A	756,834	1,201
	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,200
*	Jinduicheng Molybdenum Co. Ltd. Class A	1,035,740	1,199
*	Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	1,198
*	Hubei Kaile Science & Technology Co. Ltd. Class A	265,300	1,197
	Tunghsu Azure Renewable Energy Co. Ltd. Class A	597,100	1,197
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,197
	Minmetals Land Ltd.	6,472,000	1,196
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,195
	Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	1,193
*	Guangzhou Echom Science & Technology Co. Ltd. Class A	1,605,500	1,193
*	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,192

China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,191
3 Zhongtian Financial Group Co. Ltd. Class A (XSEC)	1,019,212	1,191
Harbin Boshi Automation Co. Ltd. Class A	740,755	1,191
Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	498,800	1,190
Nanfang Zhongjin Environment Co. Ltd. Class A	623,052	1,188
Kunwu Jiuding Investment Holdings Co. Ltd. Class A	319,099	1,188
* Pengxin International Mining Co. Ltd. Class A	879,207	1,186
Do-Fluoride Chemicals Co. Ltd. Class A	398,450	1,186
Avic Real Estate Holding Co. Ltd. Class A	744,416	1,185
* Chongqing Zaisheng Technology Corp. Ltd. Class A	578,923	1,185
Palm Eco-Town Development Co. Ltd. Class A	908,402	1,185
Central China Securities Co. Ltd. Class A	1,063,100	1,184
3 Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,183
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,181
ENN Ecological Holdings Co. Ltd. Class A	505,614	1,181
SDIC Capital Co. Ltd. Class A	559,500	1,180
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,179
Wenfeng Great World Chain Development Corp. Class A	1,921,613	1,178
Sanquan Food Co. Ltd. Class A	896,000	1,176
Shantou Dongfeng Printing Co. Ltd. Class A	757,046	1,175
* Taiyuan Heavy Industry Co. Ltd. Class A	2,206,513	1,175
* Sinopec Oilfield Equipment Corp. Class A	748,494	1,174
2 Kangda International Environmental Co. Ltd.	5,524,000	1,173
Yanzhou Coal Mining Co. Ltd. Class A	409,900	1,173
China Animal Husbandry Industry Co. Ltd. Class A	370,713	1,173
Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	1,172
Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	1,172
Zhejiang Haiyue Co. Ltd. Class A	893,841	1,170
Chengtun Mining Group Co. Ltd. Class A	757,325	1,170
* Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,169
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	406,428	1,166
Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	1,164
Fujian Septwolves Industry Co. Ltd. Class A	824,109	1,162
North Huajin Chemical Industries Co. Ltd. Class A	687,903	1,162
Zhejiang Dilong Culture Development Co. Ltd. Class A	587,836	1,161
* Shangying Global Co. Ltd. Class A	337,100	1,161
Tianjin Port Co. Ltd. Class A (XSSC)	689,783	1,160
Humanwell Healthcare Group Co. Ltd. Class A	452,907	1,160
Shanghai Electric Power Co. Ltd. Class A	844,723	1,158
Changyuan Group Ltd. Class A (XSSC)	488,983	1,158
* Hainan Expressway Co. Ltd. Class A	1,056,400	1,157
Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,157
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	1,156
First Capital Securities Co. Ltd. Class A	711,520	1,155
Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,155
Fujian Star-net Communication Co. Ltd. Class A	369,581	1,155
* Xinfengming Group Co. Ltd. Class A	185,100	1,152
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	477,200	1,151
Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	1,151
Befar Group Co. Ltd. Class A	827,456	1,150
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,150
* Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	1,150
* Shandong Xinchao Energy Corp. Ltd. Class A	2,095,700	1,148
TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	1,148
3 Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,147
* FAW CAR Co. Ltd. Class A	589,943	1,147
* Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,144

*	G-bits Network Technology Xiamen Co. Ltd. Class A	39,600	1,144
*	Changchun Gas Co. Ltd. Class A	1,091,800	1,144
	Jiangsu Yabang Dyestuff Co. Ltd. Class A	469,788	1,143
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	1,142
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,141
	Shenzhen Clou Electronics Co. Ltd. Class A	826,100	1,137
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	1,137
	Launch Tech Co. Ltd.	867,000	1,134
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,134
3	Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	1,134
	Jiangsu Dewei Advanced Materials Co. Ltd. Class A	1,164,200	1,133
	Sichuan Expressway Co. Ltd. Class A	1,682,510	1,133
	Befar Group Co. Ltd. Class A (XSHG)	814,263	1,132
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	1,132
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	1,131
	Risen Energy Co. Ltd. Class A (XSHE)	610,625	1,131
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	1,131
	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,210,308	1,131
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	296,900	1,130
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	442,875	1,129
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	1,127
	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	599,600	1,126
	Beijing Kingee Culture Development Co. Ltd. Class A (XSEC)	446,400	1,124
	Haoxiangni Jujube Co. Ltd. Class A	612,988	1,124
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	576,952	1,123
	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	1,123
	Grand Industrial Holding Group Co. Ltd.	602,984	1,121
	Qiaqia Food Co. Ltd. Class A	440,621	1,121
	Beijing Urban & Rural Commercial Group Co. Ltd. Class A	740,548	1,121
	Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	1,223,662	1,118
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	1,117
*	Shanghai Environment Group Co. Ltd. Class A	311,847	1,117
	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	1,214,400	1,115
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,035,882	1,115
	Hangzhou Century Co. Ltd. Class A	799,700	1,113
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,112
	First Tractor Co. Ltd. Class A	935,289	1,112
*	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	1,112
	Sinochem International Corp. Class A	794,851	1,111
	Anhui Quanchai Engine Co. Ltd. Class A	1,043,078	1,111
	Yunnan Tourism Co. Ltd. Class A	939,999	1,110
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	1,110
*	Shanghai Electric Group Co. Ltd. Class A	1,045,430	1,110
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	562,164	1,109
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	1,108
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,106
*,3	Mingfa Group International Co. Ltd.	4,570,000	1,104
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	1,103
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,102
	Shanghai AJ Group Co. Ltd. Class A	566,300	1,102
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	149,269	1,099
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	446,900	1,098
	Zhongzhu Healthcare Holding Co. Ltd. Class A	1,060,760	1,096
	Keda Group Co. Ltd. Class A	647,538	1,095
	Renhe Pharmacy Co. Ltd. Class A	1,332,501	1,094
	Beijing Changjiu Logistics Corp. Class A	287,843	1,094
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,093

	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	1,093
	Maoye Communication and Network Co. Ltd. Class A	532,830	1,090
	Zhejiang Medicine Co. Ltd. Class A	463,550	1,089
	Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,088
	Baosheng Science and Technology Innovation Co. Ltd. Class A	1,454,355	1,086
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	1,084
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	1,083
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	290,768	1,083
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,080
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	1,080
	Sailun Jinyu Group Co. Ltd.	2,021,815	1,080
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,078
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	1,078
*	Sunstone Development Co. Ltd. Class A	144,500	1,077
3	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	531,109	1,075
3	COFCO Property Group Co. Ltd. Class A	844,131	1,073
	Huangshan Novel Co. Ltd. Class A	584,144	1,073
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	1,072
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	642,921	1,072
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	1,071
	Changying Xinzhi Technology Co. Ltd. Class A	262,300	1,071
3	Hainan Haiyao Co. Ltd. Class A (XSHE)	522,317	1,070
*	V1 Group Ltd.	37,376,000	1,069
	Beyondsoft Corp. Class A	638,200	1,067
	North Navigation Control Technology Co. Ltd. Class A	597,204	1,066
*	TongFu Microelectronics Co. Ltd. Class A	644,588	1,066
	Anhui Huamao Textile Co. Class A	1,495,364	1,065
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	1,064
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	1,063
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,063
	Guoguang Electric Co. Ltd. Class A	459,400	1,062
*,3	Tech Pro Technology Development Ltd.	122,060,000	1,061
	Black Peony Group Co. Ltd. Class A	983,187	1,060
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	1,057
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	1,055
3	Wasu Media Holding Co. Ltd. Class A	581,500	1,054
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	1,053
	Jinling Pharmaceutical Co. Ltd. Class A	758,131	1,051
	Guanghui Energy Co. Ltd. Class A (XSSC)	1,314,856	1,051
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	505,566	1,050
	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	1,049
	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	1,049
*	Shanghai Ground Food Tech Co. Ltd. Class A	730,743	1,047
3	Zhonghong Holding Co. Ltd. Class A (XSHE)	3,392,620	1,046
	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	1,045
	Kailuan Energy Chemical Co. Ltd. Class A	1,071,969	1,044
	Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	1,044
	Changshu Fengfan Power Equipment Co. Ltd. Class A	845,828	1,044
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,043
	Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,043
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,043
*	Visual China Group Co. Ltd. Class A	323,812	1,043
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,175,359	1,039
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	1,039
3	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	1,039
	Shunfa Hengye Corp. Class A	1,413,801	1,038
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	1,038

Tian Di Science & Technology Co. Ltd. Class A	1,340,984	1,038
Zhejiang NetSun Co. Ltd. Class A	170,500	1,037
Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	1,035
3 Beijing Sinnet Technology Co. Ltd. Class A (XSEC)	492,900	1,033
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	1,032
* Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	1,032
Sinoma International Engineering Co. Class A	595,222	1,032
* Genimous Technology Co. Ltd. Class A	531,565	1,031
Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	1,030
Beijing Join-Cheer Software Co. Ltd. Class A	636,090	1,030
Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	1,030
Hangzhou First Applied Material Co. Ltd. Class A	196,490	1,027
Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,027
Daye Special Steel Co. Ltd. Class A	556,300	1,024
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	2,262,800	1,024
CECEP Wind-Power Corp. Class A	1,938,694	1,023
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	1,023
Enjoyor Co. Ltd. Class A	602,900	1,023
CITIC Securities Co. Ltd. Class A (XSHG)	302,500	1,023
Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	404,701	1,022
Shanghai Zhixin Electric Co. Ltd. Class A	1,131,046	1,022
* Nuode Investment Co. Ltd. Class A	773,000	1,021
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,021
Shanghai Xin Nanyang Co. Ltd. Class A	266,349	1,021
Xiamen Faratronic Co. Ltd. Class A	148,115	1,021
Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	1,021
Shenzhen Fenda Technology Co. Ltd. Class A	716,195	1,020
Xinjiang Joinworld Co. Ltd. Class A	1,029,753	1,020
Founder Technology Group Corp. Class A	2,014,872	1,019
Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	1,019
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	620,352	1,019
Beijing Orient National Communication Science & Technology Co. Ltd. Class A	511,595	1,017
Shanghai Jiao Yun Co. Ltd. Class A	1,006,690	1,012
Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,012
Julong Co. Ltd. Class A	332,900	1,011
* Jason Furniture Hangzhou Co. Ltd. Class A	100,600	1,010
Shenzhen Desay Battery Technology Co. Class A	184,400	1,010
Longmaster Information & Technology Co. Ltd. Class A	246,300	1,009
3 Henan Senyuan Electric Co. Ltd. Class A	427,000	1,009
China Meheco Co. Ltd. Class A	281,360	1,008
Beijing Urban Construction Investment & Development Co. Ltd. Class A	471,011	1,008
Lingyun Industrial Corp. Ltd. Class A	415,941	1,007
Changchai Co. Ltd. Class A	1,196,785	1,005
DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	1,003
People.cn Co. Ltd. Class A	556,581	1,002
Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	1,002
* Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	1,002
China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	1,001
Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	1,001
Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,000
* Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	1,000
Kingsignal Technology Co. Ltd. Class A	477,200	1,000
Tongwei Co. Ltd. Class A (XSHG)	526,200	998
LingNan Landscape Co. Ltd. Class A (XSEC)	249,100	998
* Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	998
* Qianjiang Water Resources Development Co. Ltd. Class A	521,300	998
* Shandong Shengli Co. Class A	821,977	997

	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	996
	Shanghai Bailian Group Co. Ltd. Class A	479,788	996
*	Baotailong New Materials Co. Ltd. Class A	820,700	996
	China Coal Energy Co. Ltd. Class A	1,018,694	996
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,001,432	995
3	Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	995
*,3	Yunnan Copper Co. Ltd. Class A	447,200	994
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	234,200	993
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	206,920	991
	Glarun Technology Co. Ltd. Class A	302,032	989
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	988
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,146,300	987
	Eastern Pioneer Driving School Co. Ltd. Class A	160,654	985
*	HNA Innovation Co. Ltd. Class A	1,456,300	985
*	Zhongrun Resources Investment Corp. Class A	867,700	983
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	982
	Dalian Refrigeration Co. Ltd. Class A	1,193,220	980
	Anhui Kouzi Distillery Co. Ltd. Class A	129,827	980
	Wuxi Taiji Industry Co. Ltd. Class A	784,831	979
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	547,500	979
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	978
*,3	China CSSC Holdings Ltd. Class A (XSHG)	249,270	977
	Hunan Gold Corp. Ltd. Class A	665,040	976
	Eastcompeace Technology Co. Ltd. Class A	767,109	975
	Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	975
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	973
*	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	972
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	971
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	969
*	Shandong Humon Smelting Co. Ltd. Class A	550,100	968
*	Liuzhou Liangmianzhen Co. Ltd. Class A	1,080,093	966
	Guangzhou Development Group Inc. Class A	858,971	963
	Shanghai New Huangpu Real Estate Co. Ltd. Class A	395,400	963
	Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	676,980	962
	Jiangsu Zhongli Group Co. Ltd. Class A	436,400	961
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	961
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	960
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	960
	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	959
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	957
	Stanley Agricultural Group Co. Ltd. Class A	860,128	957
*,^	Sogou Inc. ADR	93,000	956
*	Yang Quan Coal Industry Group Co. Ltd. Class A	729,300	956
	Citychamp Dartong Co. Ltd. Class A	925,633	955
^	Phoenix Satellite Television Holdings Ltd.	6,922,000	955
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	953
	Shenzhen SDG Information Co. Ltd. Class A	654,162	953
	Newcapec Electronics Co. Ltd. Class A	469,200	953
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	952
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	952
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	226,961	952
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,934,000	952
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	951
	Hangzhou Jiebai Group Co. Ltd. Class A	693,786	948
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	948
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	948
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	947

	Guosheng Financial Holding Inc. Class A (XSEC)	348,160	947
	GITI Tire Corp. Class A	219,400	946
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	981,369	946
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	946
	Talkweb Information System Co. Ltd. Class A	844,649	946
	Jiangsu Aucksun Co. Ltd. Class A	653,250	945
	Guomai Technologies Inc. Class A	680,179	942
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	941
	Jiangsu Huifeng Bio Agriculture Co. Ltd. Class A	1,096,279	941
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	940
*	Minmetals Development Co. Ltd. Class A	508,486	940
	Infund Holding Co. Ltd.	873,334	939
*	Guangxi Guitang Group Co. Class A	887,856	939
	China TransInfo Technology Co. Ltd. Class A	425,300	936
	Zhongnan Red Culture Group Co. Ltd. Class A	429,800	935
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	935
	Shanghai Tunnel Engineering Co. Ltd. Class A	711,300	934
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	932
	CPT Technology Group Co. Ltd. Class A	1,305,529	932
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	932
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	932
	China Meheco Co. Ltd. Class A (XSHG)	260,100	932
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	930
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	930
	Hundsun Technologies Inc. Class A (XSHG)	113,400	928
	Sailun Jinyu Group Co. Ltd. (XSHG)	1,737,560	928
	SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	927
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	609,690	925
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	924
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	923
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	922
*,3	Zhejiang Rifa Precision Machinery Co. Ltd. Class A	561,702	921
	Teamax Smart City Technology Corp. Ltd. Class A	432,700	921
	Shenzhen Selen Science & Technology Co. Ltd. Class A	275,000	920
*	China Calxon Group Co. Ltd. Class A	788,400	918
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	918
*,3	Shandong Tyan Home Co. Ltd. Class A	576,500	917
	Jiangsu Sainty Corp. Ltd. Class A	797,700	917
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	917
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	915
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	915
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	915
*	LandOcean Energy Services Co. Ltd. Class A	599,400	915
	China CIFCO Investment Co. Ltd. Class A	394,800	914
	Hongli Zhihui Group Co. Ltd. Class A	509,200	910
	Beiqi Foton Motor Co. Ltd. Class A	2,096,576	909
	Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	909
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	908
	East China Engineering Science and Technology Co. Ltd. Class A	589,564	908
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	908
*	Baida Group Co. Ltd. Class A	767,300	908
*	Lanpec Technologies Ltd. Class A	638,300	908
	China Zhenhua Group Science & Technology Co. Ltd. Class A	432,542	907
	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	967,050	907
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	906
	Keda Clean Energy Co. Ltd. Class A	591,200	905
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	362,895	904

	Beih-Property Co. Ltd. Class A	816,513	903
3	Dynavolt Renewable Power Technology Co. Ltd. Class A	331,383	903
	YGSOFT Inc. Class A	546,115	902
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	352,200	900
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,412,260	899
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	899
*	Whole Easy Internet Technology Co. Ltd. Class A	187,547	899
*	Rongyu Group Co. Ltd. Class A	395,857	898
	Beijing Homyear Capital Holdings Co. Ltd. Class A	647,616	897
3	Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	897
	Jangho Group Co. Ltd. Class A	616,507	896
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	894
	Chongqing Road & Bridge Co. Class A	1,310,980	894
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	893
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	893
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	893
	Long Yuan Construction Group Co. Ltd. Class A	566,024	891
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	891
	Sinomach Automobile Co. Ltd. Class A	531,194	891
	Hebei Chengde Lolo Co. Class A	559,720	890
	Sundiro Holding Co. Ltd. Class A	1,009,900	888
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	888
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	887
	An Hui Wenergy Co. Ltd. Class A	1,093,644	885
	Chongqing Water Group Co. Ltd. Class A	846,450	885
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	884
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	882
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	880
3	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	880
*	Wuhan DDMC Culture Co. Ltd. Class A	437,950	879
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	455,175	879
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	878
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	878
	Focus Technology Co. Ltd. Class A	275,400	877
*	Gansu Dunhuang Seed Co. Ltd. Class A	819,370	877
*	Anyuan Coal Industry Group Co. Ltd. Class A	1,812,542	875
	Dongfeng Electronic Technology Co. Ltd. Class A	451,788	875
	Beijing Tiantan Biological Products Corp. Ltd. Class A	190,867	872
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	870
*	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	867
	Valiant Co. Ltd. Class A	510,250	867
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	96,376	867
3	CCOOP Group Co. Ltd. Class A	1,140,210	866
	China Avionics Systems Co. Ltd. Class A	411,820	865
	Shenzhen Jiawei Photovoltaic Lighting Co. Ltd. Class A	433,702	864
*,3	Chengdu Santai Holding Group Co. Ltd. Class A	800,731	864
	Guangzhou Yuetai Group Co. Ltd.	772,500	864
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	863
	Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	863
	Jishi Media Co. Ltd. Class A	1,827,200	862
*	Konfoong Materials International Co. Ltd. Class A	111,476	861
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	232,680	861
	Qingdao Citymedia Co. Ltd. Class A	682,800	861
	Youngor Group Co. Ltd. Class A (XSHG)	594,720	860
	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	860
	Guangdong Zhengye Technology Co. Ltd. Class A	150,025	860
	Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	767,715	860

	Nanjing Doron Technology Co. Ltd. Class A	587,777	859
	Baoji Titanium Industry Co. Ltd. Class A	233,400	858
*	Jiangsu Dagang Co. Ltd. Class A	423,089	857
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	535,830	856
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	856
	Xiamen International Port Co. Ltd.	4,320,000	856
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	854
	AVIC Helicopter Co. Ltd. Class A	131,603	854
*	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	854
*	Shanghai AtHub Co. Ltd. Class A	131,900	854
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	262,000	853
*	TOP Energy Co. Ltd-A Class A (XSSC)	1,166,372	853
	JiuGui Liquor Co. Ltd. Class A	217,000	851
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	851
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	850
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	849
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	848
*	Shenwu Energy Saving Co. Ltd. Class A	361,405	848
	Beijing E-Hualu Information Technology Co. Ltd. Class A	193,900	847
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A	687,142	846
	Colour Life Services Group Co. Ltd.	1,260,000	846
	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	846
	China National Medicines Corp. Ltd. Class A	185,586	845
	Welling Holding Ltd.	3,250,000	845
	XJ Electric Co. Ltd. Class A	443,400	845
*,3	Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	681,900	844
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	819,425	844
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	340,049	843
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	485,016	843
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	259,926	843
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	842
*	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,271,196	842
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	842
*	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	842
*	Antong Holdings Co. Ltd. Class A	204,900	841
*	Ningbo Bird Co. Ltd. Class A	774,100	841
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	840
*	Gosun Holding Co. Ltd. Class A	363,924	838
*	Hebei Baoshuo Co. Class A	476,999	837
*	Huludao Zinc Industry Co. Class A	943,200	836
*,3	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd.
	Class A	471,000	836
*	Datang Telecom Technology Co. Ltd. Class A	561,507	834
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	832
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	832
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,000	832
3	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	167,497	832
*	Dalian Dafu Enterprises Holdings Co. Ltd. Class A	2,197,336	831
*	Org Packaging Co. Ltd. Class A	897,007	831
	China Sports Industry Group Co. Ltd. Class A	430,900	830
*	Guangdong Weihua Corp. Class A	366,774	829
*	New Huadu Supercenter Co. Ltd. Class A	589,800	829
	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	828
*	Shenzhen Infinova Ltd. Class A	1,076,307	826
*,3	Hainan HNA Infrastructure Investment Group Co. Ltd. Class A	465,531	824
	Juneyao Airlines Co. Ltd. Class A	326,939	824
	Far East Smarter Energy Co. Ltd. Class A	901,200	823

*	AUCMA Co. Ltd. Class A	1,103,101	823
	Beijing TRS Information Technology Co. Ltd. Class A	387,406	823
	Inspur Software Co. Ltd. Class A	312,726	822
	Sichuan Maker Biotechnology Co. Ltd. Class A	235,730	822
*	Shanghai Yatong Co. Ltd. Class A	511,000	822
*	Dongfang Electric Corp. Ltd. Class A	448,691	821
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	821
*	Hengbao Co. Ltd. Class A	620,300	819
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	819
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	819
*	Kingswood Enterprise Co. Ltd. Class A	1,447,500	819
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	819
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	817
	Nanjing Central Emporium Class A	693,445	816
	Gohigh Data Networks Technology Co. Ltd. Class A	612,100	816
	Shenzhen Jinjia Group Co. Ltd. Class A	597,600	816
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	815
	Western Mining Co. Ltd. Class A (XSHG)	613,700	815
	Jiangsu Etern Co. Ltd. Class A	796,900	813
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	813
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	813
	Henan Huanghe Whirlwind Co. Ltd. Class A	664,380	813
3	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A
	(XSHG)	1,085,600	813
3	Pengqi Technology Development Co. Ltd. Class A	502,032	811
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	613,200	810
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	810
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	810
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	809
	Sichuan Chengfei Integration Technology Corp. Class A	216,379	808
*	Jilin Power Share Co. Ltd. Class A	1,452,680	806
	Changchun Eurasia Group Co. Ltd. Class A	193,201	805
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	805
	Jiangsu High Hope International Group Corp. Class A	916,300	804
*	CSSC Science & Technology Co. Ltd. Class A	375,000	804
*	Datong Coal Industry Co. Ltd. Class A	721,035	803
	Dalian Tianbao Green Foods Co. Ltd. Class A	679,700	801
	CASIN Guoxing Property Development Co. Ltd.	849,801	800
	Guangdong Eastone Century Technology Co. Ltd. Class A	482,115	799
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	209,522	799
	Xiamen ITG Group Corp. Ltd. Class A	478,674	799
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	799
	Xiwang Foodstuffs Co. Ltd. Class A	306,500	799
*,3	Xining Special Steel Co. Class A	906,600	797
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	796
	Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	796
*	Vtron Group Co. Ltd. Class A	468,923	795
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	795
	Thunder Software Technology Co. Ltd. Class A	177,727	795
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	794
	Anhui Xinhua Media Co. Ltd. Class A	490,455	793
	EGing Photovoltaic Technology Co. Ltd. Class A	1,137,674	791
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	312,800	790
	JS Corrugating Machinery Co. Ltd. Class A	441,096	790
	Chongqing Gangjiu Co. Ltd. Class A	802,300	790
	Pubang Landscape Architecture Co. Ltd. Class A	897,097	786
	MYS Group Co. Ltd.	789,767	785

*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	785
	Jinhong Holding Group Co. Ltd. Class A	372,375	784
*	Shenzhen Zowee Tech Co. Ltd. Class A	575,635	784
*,3	Shandong Longlive Bio-Technology Co. Ltd. Class A	564,000	784
	SPIC Dongfang New Energy Corp. Class A	986,256	783
	Kingfa Sci & Tech Co. Ltd. Class A	755,423	783
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	443,776	782
*	IRICO Display Devices Co. Ltd. Class A	574,500	782
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	782
	Beijing Forever Technology Co. Ltd. Class A	146,398	781
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	780
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,344,100	780
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	779
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	779
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	779
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	778
	Ciwen Media Co. Ltd.	147,292	775
	Beijing eGOVA Co. Ltd. Class A	312,103	774
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	324,967	774
*	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	774
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	773
	China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	772
	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	772
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	769
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	768
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	766
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	352,700	766
	Shanghai STEP Electric Corp. Class A	503,347	765
	Shenzhen Expressway Co. Ltd. Class A	526,804	764
*,^	China Soft Power Technology Holdings Ltd.	41,223,635	763
	Henan Pinggao Electric Co. Ltd. Class A	498,800	763
*	Youngy Co. Ltd. Class A	183,076	762
	Chongqing Yukaifa Co. Ltd. Class A	731,800	761
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	157,000	760
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	710,400	760
	Suzhou Victory Precision Manufacture Co. Ltd. Class A	902,842	760
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	759
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	759
	Jinzhou Port Co. Ltd. Class A	1,144,371	757
	Jiangsu Sopo Chemical Co. Class A	571,400	756
*,3	Aurora Optoelectronics Co. Ltd. Class A (XSSC)	273,422	756
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	165,230	755
*	Guangdong Dowstone Technology Co. Ltd. Class A	98,500	754
*	Zhongtong Bus & Holding Co. Ltd. Class A	470,700	754
	Harbin High-Tech Group Co. Class A	807,104	753
*	Huayi Electric Co. Ltd. Class A	364,092	753
3	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	177,401	752
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	752
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	753,800	749
3	Ningbo Marine Co. Ltd. Class A	938,000	749
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	747
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	747
	Beijing Philisense Technology Co. Ltd. Class A	619,200	745
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	745
*,3	HNA Investment Group Co. Ltd. Class A	1,371,500	745
*	Huaming Power Equipment Co. Ltd. Class A	505,362	745
3	Wutong Holding Group Co. Ltd. Class A	826,122	745

	Beijing Sifang Automation Co. Ltd. Class A	617,639	744
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	568,300	744
*	Blackcow Food Co. Ltd. Class A	273,150	744
^	Wisdom Sports Group	5,801,000	740
*,3	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	739
	Hisense Electric Co. Ltd. Class A	295,362	739
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	737
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	737
	Shanghai Xinhua Media Co. Ltd. Class A	805,781	736
	Sinodata Co. Ltd. Class A	212,735	735
	KPC Pharmaceuticals Inc. Class A	523,308	734
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	734
	Yotrio Group Co. Ltd. Class A	994,750	734
	Beijing Soft Rock Investment Group Corp. Class A	440,067	733
	JCHX Mining Management Co. Ltd. Class A	439,296	733
	Camel Group Co. Ltd. Class A	367,658	732
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	553,215	730
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	730
*	Avic Aviation High-Technology Co. Ltd. Class A	510,148	728
	Shenzhen World Union Properties Consultancy Inc. Class A (XSEC)	437,605	727
*	Haima Automobile Group Co. Ltd. Class A	1,131,800	726
	Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	725
	Anhui Gujing Distillery Co. Ltd. Class A	65,540	725
	Shanghai Wanye Enterprises Co. Ltd. Class A	357,600	724
*	MIE Holdings Corp.	10,522,000	724
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	723
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	723
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	553,537	723
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	723
	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,170	722
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	181,769	722
	CMST Development Co. Ltd. Class A (XSHG)	467,300	722
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	784,900	722
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	721
	Baotou Huazi Industry Co. Ltd. Class A	606,000	720
	Loncin Motor Co. Ltd. Class A	645,000	720
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	719
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	718
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	717
	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	717
	Wanxiang Doneed Co. Ltd. Class A	459,048	717
	Qiming Information Technology Co. Ltd. Class A	478,073	716
	Shanghai Belling Co. Ltd. Class A	350,844	716
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	715
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	715
*	GI Technologies Group Co. Ltd. Class A	199,200	714
	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	714
*	Harbin Air Conditioning Co. Ltd. Class A	590,300	714
	Beijing Watertek Information Technology Co. Ltd. Class A (XSHE)	294,303	713
*	Grinm Advanced Materials Co. Ltd. Class A	449,200	712
	Wisesoft Co. Ltd. Class A	247,414	712
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	712
	Royal Group Co. Ltd. Class A	593,878	710
	Surfilter Network Technology Co. Ltd. Class A	339,800	710
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	710
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	709
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	708

	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	708
	Shanghai Join Buy Co. Ltd. Class A	421,900	705
*	Sundy Land Investment Co. Ltd. Class A	1,220,600	704
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	704
	Yabao Pharmaceutical Group Co. Ltd. Class A	623,083	703
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	702
*	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	702
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	700
	China Railway Tielong Container Logistics Co. Ltd. Class A	450,150	700
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	700
	Saurer Intelligent Technology Co. Ltd. Class A	449,600	699
*,3	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	699
	Sichuan Xun You Network Technology Co. Ltd. Class A	97,194	698
*	Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	885,700	697
	Fujian Cement Inc. Class A	612,500	697
	Wolong Real Estate Group Co. Ltd. Class A	662,901	695
*,3	Digital China Group Co. Ltd. Class A (XSEC)	202,500	695
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	695
	Jiangling Motors Corp. Ltd. Class A	234,298	695
	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	694
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	534,301	694
*,3	Guizhou Chitianhua Co. Ltd. Class A	614,300	692
	Xiamen Xindeco Co. Ltd. Class A	486,051	690
*	Jiangsu Zongyi Co. Ltd. Class A	611,800	690
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	688
*	Unilumin Group Co. Ltd. Class A	308,200	687
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	687
*,3	Zhonglu Co. Ltd. Class A	189,037	686
	YUD Yangtze River Investment Industry Co. Ltd. Class A	347,125	684
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	270,900	684
*	China First Heavy Industries Class A	1,200,650	683
3	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	683
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	683
	Mingsheng Holdings Co. Ltd. Class A	642,355	682
*	Tibet Mineral Development Co. Class A	291,700	680
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,130,400	680
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	679
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	679
*	SRE Group Ltd.	24,746,000	678
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A	474,799	677
*	COSCO SHIPPING Holdings Co. Ltd. Class A	587,790	677
*	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	675
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	674
	Whirlpool China Co. Ltd. Class A	599,150	674
	Tungkong Inc. Class A	245,184	674
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	673
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	672
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	671
*,3	Elec-Tech International Co. Ltd. Class A	968,445	671
	Harbin Hatou Investment Co. Ltd. Class A	585,669	671
	Hongbaoli Group Corp. Ltd. Class A	714,859	670
	Lanzhou LS Heavy Equipment Co. Ltd. Class A	489,203	670
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A (XSHE)	205,566	669
	Henan Tongli Cement Co. Ltd. Class A	258,900	669
3	Xian International Medical Investment Co. Ltd. Class A	860,950	669
	Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	469,596	669
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	669

	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	668
	Shanghai Huayi Group Corp. Ltd. Class A	449,976	668
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	668
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	165,412	666
	GEPIC Energy Development Co. Ltd. Class A	551,040	665
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	663
	Cosmos Group Co. Ltd. Class A	876,400	662
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	662
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	661
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	657
	Daheng New Epoch Technology Inc. Class A	518,400	657
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	656
	Fujian Rongji Software Co. Ltd. Class A	500,500	656
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	654
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	652
	Sino-Platinum Metals Co. Ltd. Class A	190,878	651
*	Huaxun Fangzhou Co. Ltd.	408,600	651
	Guirenniao Co. Ltd. Class A	191,699	651
	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	651
3	Jiangsu Wuzhong Industrial Co. Class A	359,939	650
	Porton Pharma Solutions Ltd. Class A	321,250	648
*	Advanced Technology & Materials Co. Ltd. Class A	501,000	645
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	645
	Beijing SuperMap Software Co. Ltd. Class A	283,000	644
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A	280,900	644
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	643
	Beijing Teamsun Technology Co. Ltd. Class A	420,486	643
	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	642
3	Goody Science & Technology Co. Ltd. Class A	185,304	642
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	642
	ZYNP Corp. Class A	447,900	640
	Hangzhou Cable Co. Ltd. Class A	505,100	640
*	Jilin Forest Industry Co. Ltd. Class A	535,502	638
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	329,936	637
*	China First Heavy Industries Class A (XSSC)	1,118,300	636
*	Zhejiang Jingu Co. Ltd. Class A	327,907	636
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	636
	Maoye Commericial Co. Ltd. Class A (XSHG)	558,932	635
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	393,200	632
	Guangdong Delian Group Co. Ltd. Class A	634,135	632
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	630
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	629
	Sinoma International Engineering Co. Class A (XSHG)	361,650	627
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	626
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	2,215,980	625
	Chunghsin Technology Group Co. Ltd. Class A	225,463	624
*	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	566,508	624
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	623
*	Innuovo Technology Co. Ltd. Class A	676,055	623
	South Huiton Co. Ltd. Class A	423,300	621
	Hangzhou Zhongheng Electric Co. Ltd. Class A	428,200	620
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	620
*,3	Cofco Biochemical Co. Ltd. Class A	292,300	620
	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	620
*	Rongan Property Co. Ltd. Class A	814,200	620
*	Henan Zhongfu Industry Co. Ltd. Class A	861,000	619
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	618

	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	618
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	616
	Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	616
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	615
3	Guangbo Group Stock Co. Ltd. Class A	409,434	615
	Jiangsu Zhongli Group Co. Ltd. Class A (XSEC)	279,049	615
*,^	China Dynamics Holdings Ltd.	30,680,000	614
	Juli Sling Co. Ltd. Class A	686,926	612
*	Hareon Solar Technology Co. Ltd. Class A	3,766,600	611
*	263 Network Communications Co. Ltd. Class A	545,388	609
*	China Hainan Rubber Industry Group Co. Ltd. Class A	655,100	609
*	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	607
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	606
*	Orient Group Inc. Class A (XSHG)	821,470	605
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	1,193,900	603
	Beijing VRV Software Corp. Ltd. Class A	935,500	601
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	601
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	601
	Hongbo Co. Ltd. Class A	358,650	601
*	Lanhai Medical Investment Co. Ltd. Class A	605,722	598
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	651,251	596
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	372,800	596
	Greatoo Intelligent Equipment Inc.	1,407,600	595
	Tempus Global Business Service Holding Ltd. Class A	281,100	595
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	594
	Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	593
	Tongyu Communication Inc. Class A	121,650	593
3	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	324,100	592
*	Konka Group Co. Ltd. Class A	535,900	591
	Shenzhen Sunline Tech Co. Ltd. Class A	233,912	591
*	Shanghai Dragon Corp. Class A	364,000	590
	CTS International Logistics Corp. Ltd. Class A	450,986	589
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	589
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	589
	Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	588
3	Sichuan Tianyi Science & Technology Co. Ltd. Class A	270,800	588
	ZhongYeDa Electric Co. Ltd. Class A	395,000	587
	Shenzhen Center Power Tech Co. Ltd. Class A	252,250	587
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	587
	Xinjiang International Industry Co. Ltd. Class A	688,237	587
	Invengo Information Technology Co. Ltd. Class A	473,000	585
	Qinghai Salt Lake Industry Co. Ltd. Class A (XSEC)	283,500	585
	Zhejiang Daily Digital Culture Group Co. Ltd. (XSSC)	241,888	584
*	PKU Healthcare Corp. Ltd. Class A	476,696	583
	Shandong Sinocera Functional Material Co. Ltd. Class A	235,000	583
	Neusoft Corp. Class A (XSHG)	275,400	582
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	581
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	581
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	197,340	580
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	580
	Sinochem International Corp. Class A (XSHG)	414,700	580
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	206,400	579
*	Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	579
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,710	578
	Sanjiang Shopping Club Co. Ltd. Class A	185,300	576
*,3	Yunnan Copper Co. Ltd. Class A (XSEC)	259,200	576
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	576

	Weichai Heavy Machinery Co. Ltd. Class A	398,324	575
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	574
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	574
*,^	China Minsheng Drawin Technology Group Ltd.	22,680,000	573
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	573
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	573
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	573
	Ningbo Yunsheng Group Co. Ltd. Class A	210,795	572
	Rizhao Port Co. Ltd. Class A	912,650	570
	United Electronics Co. Ltd. Class A	324,587	570
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	162,987	570
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	568
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	568
	Chongqing Dima Industry Co. Ltd. Class A	868,700	567
	Henan Thinker Automatic Equipment Co. Ltd. Class A	104,239	566
	Zhejiang Hangmin Co. Ltd. Class A	318,100	566
3	NSFOCUS Information Technology Co. Ltd. Class A	343,400	564
	YanTai Shuangta Food Co. Ltd. Class A	815,400	563
*,3	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	562
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	562
	Zhefu Holding Group Co. Ltd. Class A	862,700	561
*,^	Boer Power Holdings Ltd.	2,418,000	559
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	559
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	558
	Shenzhen Minkave Technology Co. Ltd. Class A	163,100	556
	Yunda Holding Co. Ltd. Class A	81,588	555
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	554
*	Shanghai Potevio Co. Ltd. Class A	404,003	554
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	552
	Shenzhen Comix Group Co. Ltd. Class A (XSHE)	197,593	551
	V V Food & Beverage Co. Ltd. Class A	772,770	550
	Suzhou Good-Ark Electronics Co. Ltd. Class A	480,300	550
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	550
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	549
	Beijing Gehua CATV Network Co. Ltd. Class A	270,900	549
	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	424,381	549
	Guizhou Red Star Developing Co. Ltd. Class A	321,100	548
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	548
	Xiangtan Electric Manufacturing Co. Ltd. Class A	344,549	547
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	547
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	280,727	546
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	544
*,3	Tianjin Tianhai Investment Co. Ltd. Class A	527,800	544
*	Sichuan Golden Summit Group Class A	314,600	544
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	543
*	Tianjin Quanye Bazaar Group Co. Ltd. Class A	505,939	543
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	543
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	542
	Beibu Gulf Tourism Corp. Ltd. Class A	164,200	542
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	542
	Sanlux Co. Ltd. Class A	412,600	541
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	240,967	541
*	Mesnac Co. Ltd. Class A	438,189	540
	Zhejiang Founder Motor Co. Ltd. Class A	378,586	539
3	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	539
	Fiyta Holdings Ltd. Class B	681,898	539
*	Shantui Construction Machinery Co. Ltd. Class A	722,635	538

	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	538
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	538
*	Donlinks International Investment Co. Ltd. Class A	450,400	537
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	536
	Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	535
	Sanxiang Impression Co. Ltd. Class A	645,800	535
*	Zhejiang Sunriver Culture Co. Ltd. Class A	493,970	535
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
	(XSSC)	404,858	535
	China Oilfield Services Ltd. Class A	270,177	535
*	Lotus Health Group Co. Class A	1,349,937	534
*	CITIC Heavy Industries Co. Ltd. Class A	831,227	534
*	Hexing Electrical Co. Ltd. Class A	92,324	534
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	533
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	532
	Shanghai New World Co. Ltd. Class A	314,400	530
	Digital China Information Service Co. Ltd. Class A	311,643	530
	Tongyu Heavy Industry Co. Ltd. Class A	1,451,300	530
	Shenzhen ESUN Display Co. Ltd. Class A	90,126	529
	Hangzhou Sunyard System Engineering Co. Ltd. Class A	334,854	529
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	707,781	528
	Jiangsu Fasten Co. Ltd. Class A	505,700	526
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	526
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	416,916	524
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	392,500	524
	Dashang Co. Ltd. Class A	84,700	524
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	524
*	Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	523
*	Shandong Jinling Mining Co. Ltd. Class A	584,300	523
	Shenzhen Click Technology Co. Ltd. Class A	257,800	523
	Hunan Investment Group Co. Ltd. Class A	490,600	522
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	522
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	557,401	522
*	Beingmate Baby & Child Food Co. Ltd. Class A	616,557	520
*	Ningbo Tuopu Group Co. Ltd. Class A	159,900	520
	Changzheng Engineering Co. Ltd. Class A	171,551	519
	Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	519
	China National Software & Service Co. Ltd. Class A	242,434	518
*	Beijing Haohua Energy Resource Co. Ltd. Class A	386,714	517
	Jiangzhong Pharmaceutical Co. Ltd. Class A	128,400	516
*	China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	515
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	515
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	515
	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	515
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	514
	Guangzhou Wondfo Biotech Co. Ltd. Class A	45,353	514
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	513
	Tangel Publishing Co. Ltd. Class A	408,820	513
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	371,300	512
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	512
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	510
*,3	Zhejiang Great Southeast Co. Ltd. Class A	1,101,400	508
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	508
*	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	507
*	Pang Da Automobile Trade Co. Ltd. Class A	1,316,800	506
2	CSC Financial Co. Ltd.	543,000	506
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	505

Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	505
FSPG Hi-Tech Co. Ltd. Class A	556,700	504
Shenzhen Aisidi Co. Ltd. Class A	352,100	504
Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	503
* Tianjin Songjiang Co. Ltd. Class A	685,700	503
* Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	503
Jiangsu General Science Technology Co. Ltd. Class A	345,300	502
Dalian Friendship Group Class A	491,252	501
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	501
Loncin Motor Co. Ltd. Class A (XSHG)	448,250	500
Sichuan EM Technology Co. Ltd. Class A	537,500	500
Zhuzhou Times New Material Technology Co. Ltd. Class A	348,522	500
* Betta Pharmaceuticals Co. Ltd. Class A	53,200	499
Zhejiang Wanma Co. Ltd. Class A	383,972	498
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A	240,800	498
3 Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	497
Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	497
Besttone Holdings Co. Ltd. Class A	218,900	496
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	381,428	495
Shanghai Lansheng Corp. Class A	238,891	495
* Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	495
Sunward Intelligent Equipment Co. Ltd. Class A	424,600	495
* Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	494
Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	493
* Beijing IRTOUCH Systems Co. Ltd. Class A	167,558	493
3 Zhangjiagang Freetrade Science & Technology Group Co. Ltd. Class A	696,286	493
* Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	490
Zhejiang Golden Eagle Co. Ltd. Class A	492,600	489
* Jinxi Axle Co. Ltd. Class A	501,211	489
Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	489
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	487
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	487
Sichuan Changhong Electric Co. Ltd. Class A	917,600	486
3 Huachangda Intelligent Equipment Group Co. Ltd. Class A	178,356	485
Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	485
* CEC CoreCast Corp. Ltd. Class A	109,701	485
CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	484
^ Dongjiang Environmental Co. Ltd.	339,600	481
* Rightway Holdings Co. Ltd. Class A	757,300	481
Dashang Group Co. Ltd. Class A (XSSC)	77,700	480
* Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	480
* Chongqing Iron & Steel Co. Ltd. Class A	1,419,100	479
* Xiamen 35.com Technology Co. Ltd. Class A	289,600	479
Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	479
Guangzhou Development Group Inc. Class A (XSHG)	427,000	479
Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	478
* Xinjiang Tianye Co. Ltd. Class A	370,020	478
Pacific Securities Co. Ltd. Class A (XSHG)	821,535	478
Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	477
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	476
* Hunan Huasheng Co. Ltd. Class A	610,598	473
* Saturday Co. Ltd. Class A	413,568	473
Simei Media Co. Ltd. Class A	144,198	473
Shandong Lukang Pharma Class A	320,300	473
Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A	597,218	473
China Western Power Industrial Co. Ltd. Class A	249,800	472
Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	472

	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	472
*	China Hi-Tech Group Co. Class A	449,600	472
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	471
	Aerosun Corp. Class A	276,162	471
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	467
*	Shougang Concord International Enterprises Co. Ltd.	16,148,000	465
3	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	93,500	464
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	464
	Time Publishing and Media Co. Ltd. Class A	239,408	464
	Nanjing Panda Electronics Co. Ltd. Class A	375,700	464
	Gansu Yasheng Industrial Group Co. Ltd. Class A	721,600	463
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	463
	Huawei Culture Co. Ltd. Class A	351,400	463
	Skyworth Digital Co. Ltd. Class A	423,200	462
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	461
	China Television Media Ltd. Class A	241,500	461
	Changchai Co. Ltd. Class B	954,342	460
	Huawei Culture Co. Ltd. Class A (XSHE)	348,240	459
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	458
	Jiangsu Yueda Investment Co. Ltd. Class A	486,700	458
	Hefei Meiling Co. Ltd. Class B	962,200	457
*,3	DEA General Aviation Holding Co. Ltd. Class A	240,200	457
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	457
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	456
*	Beijing Shougang Co. Ltd. Class A (XSEC)	467,100	456
3	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	456
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	236,600	454
	Shanghai Feilo Acoustics Co. Ltd. Class A	301,800	454
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	138,869	453
	Sichuan Haite High-tech Co. Ltd. Class A	302,880	451
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	450
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	449
	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	373,500	449
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	449
	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	449
	Qtone Education Group Guandong Ltd. Class A	296,692	449
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	153,600	448
3	Luyin Investment Group Co. Ltd. Class A	515,800	448
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	446
3	Sinotrans Air Transportation Development Co. Ltd. Class A	161,950	445
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	444
	Anhui Xinli Finance Co. Ltd. Class A	239,800	444
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	444
	Tibet Urban Development and Investment Co. Ltd. Class A	267,344	443
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	385,200	443
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	442
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	442
3	Ningbo BaoSi Energy Equipment Co. Ltd. Class A	115,541	442
*	Andon Health Co. Ltd. Class A	324,156	437
	Shenzhen Capstone Industrial Co. Ltd. Class A	142,240	437
	Baofeng Group Co. Ltd. Class A	120,363	436
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	188,393	436
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	329,200	436
	Aerospace Communications Holding Group Co. Ltd. Class A	256,319	436
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	435
	Toyou Feiji Electronics Co. Ltd. Class A	288,235	435
*	TDG Holdings Co. Ltd. Class A	320,500	435

*	Bestway Marine & Energy Technology Co. Ltd. Class A	401,050	434
*	Zhejiang Guangsha Co. Ltd. Class A	706,650	432
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	63,400	432
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	431
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	430
*	Oriental Times Media Corp. Class A	342,456	430
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	127,120	430
	AECC Aero-Engine Control Co. Ltd. Class A	196,500	430
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	429
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	429
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	428
	Western Region Gold Co. Ltd. Class A	194,400	427
*	Citic Offshore Helicopter Co. Ltd. Class A	296,000	425
	Linewell Software Co. Ltd. Class A	266,576	424
*	Steyr Motors Co. Ltd. Class A	519,800	424
	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	423
*	North Industries Group Red Arrow Co. Ltd. Class A	329,543	422
	Dalian Port PDA Co. Ltd. Class A	958,410	422
	Nanjing Central Emporium Class A (XSHG)	358,100	422
	Deluxe Family Co. Ltd. Class A	437,436	421
*	Shenyang Machine Tool Co. Ltd. Class A	262,000	421
*	Yueyang Forest & Paper Co. Ltd. Class A	402,600	419
	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	419
	First Tractor Co. Ltd. Class A (XSHG)	352,300	419
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	418
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	417
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	417
	Lifan Industry Group Co. Ltd. Class A	388,900	416
	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	416
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	415
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	413
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	430,333	412
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	411
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	410
	Jiangsu Phoenix Property Investment Co. Ltd. Class A	533,520	408
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	407
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	407
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	407
	Wuxi Hodgen Technology Co. Ltd. Class A	228,121	406
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	428,500	406
*	Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	406
*	Chengdu Techcent Environment Co. Ltd. Class A	215,300	405
	Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	405
	Shanghai Maling Aquarius Co. Ltd. Class A	323,200	405
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	405
*	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	405
	Meidu Energy Corp. Class A (XSHG)	496,400	404
	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	403
	Fangda Jinhua Chemical Technology Co. Ltd. Class A	202,350	403
*	Ningbo Fuda Co. Ltd. Class A	692,700	403
*	COSCO SHIPPING Development Co. Ltd. Class A	730,576	403
*	Shanghai Zhongyida Co. Ltd. Class A	527,500	402
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	401
*	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	401
	Sino Wealth Electronic Ltd. Class A	99,113	401
*,3	Shanghai Fukong Interactive Entertainment Co. Ltd. Class A	129,600	400
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	399

Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	397
Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	397
Bright Real Estate Group Co. Ltd. Class A (XSHG)	298,870	397
Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	395
Rastar Group Class A	431,500	394
Sichuan Languang Development Co. Ltd. Class A (XSSC)	202,266	393
KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	393
Ningbo David Medical Device Co. Ltd. Class A	182,500	390
* Shanghai DZH Ltd. Class A	556,241	389
* Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	164,300	387
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A	115,300	386
* Fushun Special Steel Co. Ltd. Class A	440,720	385
Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	385
China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	384
* Shenzhen Fountain Corp. Class A	599,700	384
Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	384
Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	384
Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	383
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	383
* Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	382
* Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	580,800	382
Keda Group Co. Ltd. Class A (XSSC)	225,100	381
* Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	380
Lucky Film Co. Class A	219,191	380
Guizhou Yibai Pharmaceutical Co. Ltd. Class A	237,100	379
V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	379
* Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	379
* Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	378
* Beijing Interact Technology Co. Ltd. Class A	269,800	377
Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	376
China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	376
Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	376
Xinhuanet Co. Ltd. Class A	102,200	374
* Nanning Sugar Industry Co. Ltd. Class A	296,059	374
* Shanghai Hongda Mining Co. Ltd. Class A	250,782	373
Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	373
Central China Securities Co. Ltd. Class A (XSSC)	334,200	372
3 Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	372
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	371
Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	371
* Shanghai Yanshi Enterprise Development Co. Ltd. Class A	348,000	370
3 Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	369
Shenzhen Gongjin Electronics Co. Ltd. Class A	306,240	369
China Harzone Industry Corp. Ltd. Class A	101,850	369
Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	369
MIG Unmobi Technology Inc. Class A	306,220	368
Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	368
Beijing Tongtech Co. Ltd. Class A	194,800	367
Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	366
* Xiamen XGMA Machinery Co. Ltd. Class A	600,000	366
Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	364
Rizhao Port Co. Ltd. Class A (XSHG)	580,400	363
* Sichuan Guodong Construction Co. Ltd. Class A	570,200	362
Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	362
Shanghai U9 Game Co. Ltd. Class A	318,000	361
Fuan Pharmaceutical Group Co. Ltd. Class A	390,000	358
Yueyang Xingchang Petrochemical Class A	228,952	356

	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	355
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	354
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A	627,400	354
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	354
	Triangle Tyre Co. Ltd. Class A	113,100	354
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	354
	Beijing Bashi Media Co. Ltd. Class A	439,434	353
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	353
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	82,109	353
*	Lander Sports Development Co. Ltd. Class A	448,950	353
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	352
	Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	352
	Top Resource Conservation & Environment Corp. Class A	364,100	351
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	351
	Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	351
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	350
	Triumph Science & Technology Co. Ltd. Class A	309,550	350
	Chengdu B-Ray Media Co. Ltd. Class A	439,200	350
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	349
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	348
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	348
	Motic Xiamen Electric Group Co. Ltd. Class A	317,129	348
*	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	347
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	347
*	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	347
	Glarun Technology Co. Ltd. Class A (XSHG)	105,660	346
	Lecron Internet Media Industry Co. Ltd. Class A	178,500	344
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Cla (XSHG)	332,200	342
3	Addsino Co. Ltd. Class A	197,600	340
*	Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	340
	Luxin Venture Capital Group Co. Ltd. Class A	165,708	339
	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	338
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	337
	Shanghai Shenda Co. Ltd. Class A	280,493	336
*	Suzhou China Create Special Material Co. Ltd.	182,800	336
	BBMG Corp. Class A (XSHG)	377,414	334
	Jinzi Ham Co. Ltd. Class A	258,518	334
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	333
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	333
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	332
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	331
	Guomai Technologies Inc. Class A (XSEC)	238,886	331
	Nationz Technologies Inc. Class A	266,700	330
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	109,750	329
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	205,897	329
*	Hainan Mining Co. Ltd. Class A	239,100	328
*	Beingmate Baby & Child Food Co. Ltd. Class A (XSHE)	387,500	327
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	326
*,3	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	326
	Zhejiang Qianjiang Biochem Class A	299,800	326
*	Real Nutriceutical Group Ltd.	8,797,000	326
	People.cn Co. Ltd. Class A (XSHG)	180,600	325
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	325
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	324
	Shenguan Holdings Group Ltd.	6,646,000	322
	Southern Publishing & Media Co. Ltd. Class A	180,249	321
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	321

*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	320
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	316
*	Changyou.com Ltd. ADR	10,200	314
*	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	313
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	313
*	Sichuan Western Resources Holding Co. Ltd. Class A	315,200	312
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	306
3	Sotech Smarter Equipment Co. Ltd. Class A	243,501	306
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	306
	Chongqing Machinery & Electric Co. Ltd.	2,886,000	305
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	305
*	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	168,339	303
	China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	301
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	300
	Anhui Yingliu Electromechanical Co. Ltd. Class A	138,800	298
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	298
	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	297
*	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	297
*	AECC Aero Science and Technology Co. Ltd. Class A	103,600	296
*	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	296
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	296
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	295
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	294
*	Oriental Times Media Corp. Class A (XSHE)	234,500	294
*	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	282,917	292
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	292
	Shandong Xiantan Co. Ltd. Class A	86,194	292
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	292
	Camel Group Co. Ltd. Class A (XSHG)	146,600	292
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	53,631	291
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	290
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	287
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	286
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	286
	Bright Oceans Inter-Telecom Corp. Class A	413,502	285
	Yunnan Energy Investment Co. Ltd. Class A	153,900	283
*	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	283
	Leshi Internet Information & Technology Corp. Beijing Class A (XSEC)	218,000	282
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	282
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	282
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	282
*	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	282
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	281
*	Shanghai 3F New Materials Co. Class A	121,500	281
	Orient International Enterprise Ltd. Class A	151,830	279
*	Shandong Molong Petroleum Machinery Co. Ltd. Class A	377,928	279
	Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	278
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	277
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	277
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	277
*	YongXing Special Stainless Steel Co. Ltd. Class A	75,068	276
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	276
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	72,086	275
*,3	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A	351,094	275
	Zhejiang Kaier New Materials Co. Ltd. Class A	208,000	272
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	271
*	Bode Energy Equipment Co. Ltd. Class A	147,258	271

Founder Technology Group Corp. Class A (XSHG)	533,300	270
Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	268
Avic Heavy Machinery Co. Ltd. Class A	147,200	268
Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	268
3 Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	264
Anhui Expressway Co. Ltd. Class A	144,600	262
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	262
* China Security & Fire Co. Ltd. Class A	421,300	262
* Hubei Wuchangyu Co. Ltd. Class A	320,300	260
Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	255
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	254
Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	254
* Chongqing Iron & Steel Co. Ltd.	1,228,000	253
Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	253
Shanghai New World Co. Ltd. Class A (XSHG)	149,800	253
* Zhonghe Co. Ltd. Class A	404,301	253
3 Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	252
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	250
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	345,800	249
Deluxe Family Co. Ltd. Class A (XSHG)	257,500	248
China Television Media Ltd. Class A (XSSC)	129,531	247
Nanjing Quanxin Cable Technology Co. Ltd. Class A	91,630	247
* Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	246
TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	245
* Daphne International Holdings Ltd.	3,682,000	244
Black Peony Group Co. Ltd. Class A (XSHG)	225,400	243
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	242
Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	242
3 Wasu Media Holding Co. Ltd. Class A (XSHE)	133,500	242
* Geeya Technology Co. Ltd. Class A	344,900	241
Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	241
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	240
Beijing Bohui Innovation Technology Co. Ltd. Class A	279,637	239
Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	238
Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	247,500	237
* Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	235
Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	234
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	385,000	232
Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	232
Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	230
Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	230
Shanghai Lansheng Corp. Class A (XSHG)	110,800	230
Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	226
Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	225
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	60,430	223
Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	221
Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	220
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	217
* Langfang Development Co. Ltd. Class A	142,100	217
Shanghai Qiangsheng Holding Co. Ltd. Class A	250,900	217
Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	214
Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	211
* Hainan Mining Co. Ltd. Class A (XSSC)	153,262	211
China National Software & Service Co. Ltd. Class A (XSHG)	97,500	208
Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	208
Lucky Film Co. Class A (XSHG)	120,000	208
* Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	208

	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	207
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	207
	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	204
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	204
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	200
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	200
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	199
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	199
	ChangjiangRunfa Medicine Co. Ltd. Class A	71,137	198
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A
	(XSHG)	63,720	198
*	Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	197
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	197
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	195
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	194
	Hunan China Sun Pharmaceutical Machinery Co. Ltd. Class A	128,200	192
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	191
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	191
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	190
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	189
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	189
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	189
*	Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	189
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSSC)	372,100	188
	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	188
	China Public Procurement Ltd.	9,029,600	184
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	182
	New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	181
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	180
*	China Security & Fire Co. Ltd. Class A (XSHG)	286,000	178
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	178
*	Canadian Solar Inc.	11,514	177
*	Huadian Energy Co. Ltd. Class A	382,900	177
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	177
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	153,600	174
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
	(XSHG)	98,300	173
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	173
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	172
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	171
	China Wafer Level CSP Co. Ltd. Class A	37,400	170
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	169
*	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	169
*,3	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	168
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	166
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	161
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	161
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	157
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	123,400	157
	Aerosun Corp. Class A (XSHG)	90,800	155
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	154
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	153
*	Global Bio-Chem Technology Group Co. Ltd.	10,418,000	152
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,200	151
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	125,048	151
	Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	147
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	147

	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	145
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	145
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	145
*	Yunnan Yunwei Co. Ltd. Class A	313,740	140
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	140
	Fujian Cement Inc. Class A (XSSC)	119,800	136
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	135
3	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	134
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	134
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	134
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	133
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	132
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	126
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	125
	Shanghai Fudan Forward S & T Co. Ltd. Class A	117,520	123
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	119
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	118
	Duzhe Publishing & Media Co. Ltd. Class A	93,800	114
	Bright Oceans Inter-Telecom Corp. Class A (XSHG)	164,500	113
	Hongfa Technology Co. Ltd. Class A (XSSC)	17,100	113
	China International Marine Containers Group Co. Ltd. Class A	30,200	103
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	93
	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	92
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	91
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	90
	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	88
*	Xinjiang Xinxin Mining Industry Co. Ltd.	577,000	88
^	Maoye International Holdings Ltd.	824,000	85
*,3	Shandong Tyan Home Co. Ltd. Class A (XSSC)	51,734	82
3	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	82
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	78
*	Sinovel Wind Group Co. Ltd. Class A	321,200	73
*	EverChina International Holdings Co. Ltd.	3,090,669	71
*,3	Zhonglu Co. Ltd. Class A (XSHG)	19,300	70
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	70
*,3	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	63
*	COSCO SHIPPING Co. Ltd. Class A (XSSC)	67,400	63
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A
	(XSSC)	102,800	58
*,^	Ying Li International Real Estate Ltd.	451,400	54
*,^	COSCO SHIPPING International Singapore Co. Ltd.	141,400	53
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	53,000	52
*	Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	41
^	SIIC Environment Holdings Ltd.	80,800	33
*,^	Midas Holdings Ltd.	202,000	27
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	25
*	Shanghai 3F New Materials Co. Class A (XSSC)	9,500	22
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	8,300	19
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	17
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	11
*	Hidili Industry International Development Ltd.	260,000	10
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	9
*,^,3 China Huishan Dairy Holdings Co. Ltd.		70,679,103	—
*,3	Zhongzhu Holding Ord Shs A	5,306,018	—
			33,417,431
Colombia (0.5%)
	Bancolombia SA ADR	2,068,942	95,068

Grupo de Inversiones Suramericana SA	3,977,199	56,225
^ Ecopetrol SA ADR	2,270,644	42,847
Ecopetrol SA	39,691,902	37,203
Interconexion Electrica SA ESP	6,740,813	33,965
Cementos Argos SA	8,063,067	32,105
Almacenes Exito SA	4,177,471	26,319
Bancolombia SA	2,125,121	24,351
Grupo de Inversiones Suramericana SA Preference Shares	1,743,020	23,486
Grupo Aval Acciones y Valores Preference Shares	50,650,305	22,755
Bancolombia SA Preference Shares	1,634,187	18,691
Banco Davivienda SA Preference Shares	1,217,970	13,682
* CEMEX Latam Holdings SA	3,397,607	13,073
Grupo Aval Acciones y Valores SA ADR	1,324,198	12,050
Cementos Argos SA Preference Shares	3,279,578	11,001
Avianca Holdings SA Preference Shares	4,680,964	4,709
Corp. Financiera Colombiana SA	34,263	325
		467,855
Czech Republic (0.2%)
CEZ AS	2,822,195	72,284
Komercni banka as	1,385,315	63,620
2 Moneta Money Bank AS	9,581,403	39,768
O2 Czech Republic AS	518,637	7,231
Philip Morris CR AS	6,698	5,567
		188,470
Egypt (0.2%)
Commercial International Bank Egypt SAE	17,331,283	76,846
* Global Telecom Holding SAE	38,250,538	14,721
ElSewedy Electric Co.	1,282,551	11,382
Egyptian Financial Group-Hermes Holding Co.	9,519,251	11,075
Talaat Moustafa Group	18,513,715	10,096
* Orascom Construction Ltd.	742,891	6,466
Medinet Nasr Housing	8,105,802	5,154
* Palm Hills Developments SAE	24,223,862	5,130
Heliopolis Housing	2,338,420	4,652
* Ezz Steel	3,558,889	4,476
Telecom Egypt Co.	5,842,749	4,409
* Six of October Development & Investment	3,326,445	3,530
Sidi Kerir Petrochemicals Co.	2,204,960	3,238
* Pioneers Holding for Financial Investments SAE	5,084,349	2,495
Oriental Weavers	2,557,341	2,276
Orascom Telecom Media And Technology Holding SAE	40,632,279	1,654
* Citadel Capital SAE	17,394,469	1,262
* South Valley Cement	2,865,683	845
Juhayna Food Industries	450,000	277
		169,984
Greece (0.4%)
Hellenic Telecommunications Organization SA	4,105,772	64,385
* Alpha Bank AE	23,482,832	57,137
OPAP SA	3,624,265	48,566
* National Bank of Greece SA	93,546,246	39,556
JUMBO SA	1,760,989	34,787
* Eurobank Ergasias SA	30,878,448	34,421
Motor Oil Hellas Corinth Refineries SA	949,819	23,739
* Mytilineos Holdings SA	1,850,144	23,197
Piraeus Bank SA	4,916,689	22,123
Titan Cement Co. SA	680,206	20,875

* FF Group	502,773	12,055
Hellenic Petroleum SA	987,489	10,781
Grivalia Properties REIC AE	835,862	9,656
* GEK Terna Holding Real Estate Construction SA	1,185,207	7,947
Hellenic Exchanges SA	1,106,471	7,894
* Public Power Corp. SA	1,713,062	6,764
Aegean Airlines SA	576,434	6,562
* Ellaktor SA	2,232,976	5,202
Fourlis Holdings SA	632,040	4,619
* Holding Co. ADMIE IPTO SA	1,744,182	4,554
Terna Energy SA	380,426	2,330
Athens Water Supply & Sewage Co. SA	82,872	703
		447,853
Hong Kong (0.0%)
* Future World Financial Holdings Ltd.	580,618	18

Hungary (0.4%)
OTP Bank plc	4,250,872	196,961
* MOL Hungarian Oil & Gas plc	7,390,135	90,265
Richter Gedeon Nyrt	2,427,634	62,317
Magyar Telekom Telecommunications plc	8,380,067	15,657
		365,200
India (11.0%)
Housing Development Finance Corp. Ltd.	27,142,250	833,999
Reliance Industries Ltd.	52,933,087	798,689
Infosys Ltd.	31,934,998	576,402
Tata Consultancy Services Ltd.	7,884,321	385,198
Maruti Suzuki India Ltd.	2,092,741	312,456
Axis Bank Ltd.	28,675,719	267,252
Hindustan Unilever Ltd.	12,129,141	261,040
ITC Ltd.	49,846,941	212,452
Sun Pharmaceutical Industries Ltd.	18,617,347	169,364
Oil & Natural Gas Corp. Ltd.	52,727,355	168,283
Vedanta Ltd.	28,917,489	154,207
* Yes Bank Ltd.	27,716,853	153,954
Bharti Airtel Ltd.	21,943,088	151,665
HCL Technologies Ltd.	9,157,553	141,992
Bharat Petroleum Corp. Ltd.	17,191,699	132,928
Larsen & Toubro Ltd.	5,853,717	130,172
Mahindra & Mahindra Ltd.	10,624,403	127,215
Indiabulls Housing Finance Ltd.	5,722,835	124,909
Indian Oil Corp. Ltd.	18,779,245	123,144
* Tata Motors Ltd.	17,973,359	112,380
Coal India Ltd.	21,760,426	102,377
Hero MotoCorp Ltd.	1,716,661	99,533
UltraTech Cement Ltd.	1,438,920	99,009
Eicher Motors Ltd.	232,683	98,393
Adani Ports & Special Economic Zone Ltd.	14,616,628	98,237
JSW Steel Ltd.	21,157,204	96,263
NTPC Ltd.	34,518,945	92,353
Grasim Industries Ltd.	5,040,998	91,691
Asian Paints Ltd.	5,066,522	89,935
Zee Entertainment Enterprises Ltd.	9,357,453	87,227
ICICI Bank Ltd.	15,489,825	85,694
Bharti Infratel Ltd.	14,934,552	82,387
State Bank of India GDR	1,621,554	80,388

Tech Mahindra Ltd.	8,275,777	79,757
State Bank of India	16,002,365	78,630
Bajaj Finance Ltd.	2,917,578	76,785
Titan Co. Ltd.	5,418,549	74,084
UPL Ltd.	6,177,883	72,945
Godrej Consumer Products Ltd.	4,286,124	70,905
Bajaj Auto Ltd.	1,311,366	68,715
Hindustan Petroleum Corp. Ltd.	10,600,018	66,144
Shriram Transport Finance Co. Ltd.	2,969,798	64,309
Piramal Enterprises Ltd.	1,472,518	63,515
Hindalco Industries Ltd.	15,733,289	63,222
Motherson Sumi Systems Ltd.	10,972,492	63,017
Ambuja Cements Ltd.	13,620,690	56,002
GAIL India Ltd.	7,336,487	55,148
* United Spirits Ltd.	1,043,203	53,725
Cipla Ltd.	5,730,190	53,468
Lupin Ltd.	3,823,610	53,255
Wipro Ltd.	11,014,157	52,671
Dabur India Ltd.	9,422,060	52,617
Bajaj Finserv Ltd.	691,932	52,245
Vakrangee Ltd.	9,104,078	52,182
Nestle India Ltd.	423,007	49,619
Tata Steel Ltd.	4,323,507	47,869
Aurobindo Pharma Ltd.	4,640,550	45,989
IndusInd Bank Ltd.	1,596,319	43,942
^ Wipro Ltd. ADR	7,996,819	43,903
Power Grid Corp. of India Ltd.	14,145,151	43,064
Shree Cement Ltd.	151,953	41,049
Britannia Industries Ltd.	553,148	40,702
Marico Ltd.	8,204,825	39,861
Bosch Ltd.	129,375	39,434
Bharat Forge Ltd.	3,471,154	39,047
LIC Housing Finance Ltd.	4,634,372	38,908
Ashok Leyland Ltd.	19,484,338	38,557
Mahindra & Mahindra Financial Services Ltd.	5,155,480	37,544
* Idea Cellular Ltd.	24,863,796	36,350
Pidilite Industries Ltd.	2,397,479	33,768
Havells India Ltd.	4,024,301	32,989
Siemens Ltd.	1,585,612	32,366
Rajesh Exports Ltd.	2,503,823	32,317
Dewan Housing Finance Corp. Ltd.	3,444,088	31,454
NMDC Ltd.	14,255,417	31,425
Federal Bank Ltd.	19,923,037	31,399
DLF Ltd.	7,880,096	30,911
Bharat Electronics Ltd.	11,339,482	30,121
Cadila Healthcare Ltd.	4,400,955	29,437
Rural Electrification Corp. Ltd.	11,928,295	29,123
2 ICICI Prudential Life Insurance Co. Ltd.	4,513,893	28,788
* Bharat Financial Inclusion Ltd.	1,731,385	28,561
* Jindal Steel & Power Ltd.	6,827,022	28,525
Crompton Greaves Consumer Electricals Ltd.	7,023,980	27,524
Mindtree Ltd.	2,257,516	27,323
Page Industries Ltd.	80,296	27,080
Oracle Financial Services Software Ltd.	406,426	26,702
Tata Power Co. Ltd.	18,861,007	26,362
^ Dr Reddy's Laboratories Ltd. ADR	759,711	26,180
Bharat Heavy Electricals Ltd.	16,554,482	26,026

	Edelweiss Financial Services Ltd.	5,795,657	25,536
	ABB India Ltd.	981,960	25,517
	Sun TV Network Ltd.	1,571,776	25,286
	Glenmark Pharmaceuticals Ltd.	2,643,328	25,188
*	Steel Authority of India Ltd.	17,622,510	24,583
	ACC Ltd.	879,058	23,678
	Biocon Ltd.	2,427,179	23,425
	Apollo Hospitals Enterprise Ltd.	1,275,247	23,278
	Dr Reddy's Laboratories Ltd.	657,542	23,036
	Divi's Laboratories Ltd.	1,406,006	22,973
	Bajaj Holdings & Investment Ltd.	519,521	22,914
	United Breweries Ltd.	1,259,356	22,680
	Colgate-Palmolive India Ltd.	1,284,861	22,630
	Mphasis Ltd.	1,605,703	22,584
	Alkem Laboratories Ltd.	648,234	22,415
	Hindustan Zinc Ltd.	4,561,767	22,211
	Power Finance Corp. Ltd.	11,729,939	21,507
	Info Edge India Ltd.	1,010,636	21,458
	GlaxoSmithKline Consumer Healthcare Ltd.	203,023	21,207
	Natco Pharma Ltd.	1,416,051	21,081
	IDFC Bank Ltd.	23,582,094	21,005
	TVS Motor Co. Ltd.	1,878,991	20,550
	Container Corp. Of India Ltd.	919,710	20,079
	Bank of Baroda	8,158,302	20,076
*	Punjab National Bank	7,295,451	19,597
	Cummins India Ltd.	1,366,733	19,390
	Jubilant Foodworks Ltd.	603,538	19,370
	Reliance Infrastructure Ltd.	2,469,126	19,228
	L&T Finance Holdings Ltd.	7,071,893	19,138
*	Max Financial Services Ltd.	2,236,977	18,774
*	Tata Motors Ltd. Class A	5,281,920	18,580
	MRF Ltd.	16,777	17,958
	Reliance Capital Ltd.	2,304,329	17,747
	Emami Ltd.	997,352	17,607
*,2	Avenue Supermarts Ltd.	946,147	17,544
	NHPC Ltd.	37,739,637	17,456
	CESC Ltd.	1,049,062	17,354
	Jubilant Life Sciences Ltd.	1,205,149	17,280
	PC Jeweller Ltd.	2,245,803	17,120
	Adani Enterprises Ltd.	4,994,100	16,689
	Dalmia Bharat Ltd.	357,363	16,501
	Indian Hotels Co. Ltd.	7,544,546	16,365
*	Future Retail Ltd.	1,858,150	16,274
	Torrent Pharmaceuticals Ltd.	718,904	15,407
	Berger Paints India Ltd.	3,912,397	15,395
	Exide Industries Ltd.	4,376,172	15,324
	Apollo Tyres Ltd.	3,786,140	15,149
	Voltas Ltd.	1,578,765	14,977
*	Indiabulls Real Estate Ltd.	4,405,901	14,895
	Oil India Ltd.	2,628,835	14,808
	Tata Communications Ltd.	1,500,723	14,485
	KRBL Ltd.	1,482,393	14,317
	Balkrishna Industries Ltd.	777,120	13,932
	Tata Global Beverages Ltd.	3,014,624	13,743
	Castrol India Ltd.	4,641,148	13,521
	AIA Engineering Ltd.	540,914	13,051
	Petronet LNG Ltd.	3,209,799	12,852

* GMR Infrastructure Ltd.	37,462,045	12,777
2 InterGlobe Aviation Ltd.	668,175	12,736
Manappuram Finance Ltd.	7,264,721	12,629
NBCC India Ltd.	3,475,108	12,328
NCC Ltd.	6,407,931	12,291
Cholamandalam Investment and Finance Co. Ltd.	603,380	12,190
* Adani Transmission Ltd.	3,670,141	12,033
GRUH Finance Ltd.	1,310,098	12,026
Arvind Ltd.	1,842,794	11,955
Godrej Industries Ltd.	1,249,057	11,924
* CG Power and Industrial Solutions Ltd.	8,271,599	11,802
Hexaware Technologies Ltd.	1,956,994	11,705
Kansai Nerolac Paints Ltd.	1,440,274	11,520
Canara Bank	2,134,528	11,434
Muthoot Finance Ltd.	1,751,572	11,412
Whirlpool of India Ltd.	475,872	11,049
Kajaria Ceramics Ltd.	1,102,852	10,954
Gillette India Ltd.	105,166	10,839
PI Industries Ltd.	770,062	10,760
JSW Energy Ltd.	7,757,774	10,672
* Fortis Healthcare Ltd.	4,851,539	10,597
Ramco Cements Ltd.	888,155	10,582
Supreme Industries Ltd.	508,191	10,410
* Bank of India	4,136,058	10,197
KPIT Technologies Ltd.	3,063,212	10,183
Oberoi Realty Ltd.	1,222,124	10,149
GlaxoSmithKline Pharmaceuticals Ltd.	258,516	9,968
Jain Irrigation Systems Ltd.	4,483,374	9,837
Persistent Systems Ltd.	773,052	9,555
Torrent Power Ltd.	2,113,931	9,483
* Suzlon Energy Ltd.	40,213,053	9,211
Coromandel International Ltd.	1,047,042	9,123
* Reliance Communications Ltd.	19,685,598	9,105
National Aluminium Co. Ltd.	7,669,145	9,070
Century Textiles & Industries Ltd.	415,333	9,050
PVR Ltd.	390,023	8,952
Sundaram Finance Ltd.	301,161	8,899
* Adani Power Ltd.	15,225,846	8,746
Prestige Estates Projects Ltd.	1,722,300	8,711
Bayer CropScience Ltd.	121,307	8,678
Strides Shasun Ltd.	723,258	8,668
Redington India Ltd.	3,092,047	8,661
Ceat Ltd.	301,697	8,629
Indian Bank	1,483,095	8,446
* Indraprastha Gas Ltd.	1,763,345	8,441
Mangalore Refinery & Petrochemicals Ltd.	4,165,114	8,435
Karur Vysya Bank Ltd.	4,739,406	8,249
* Wockhardt Ltd.	647,283	8,180
* Sun Pharma Advanced Research Co. Ltd.	1,127,991	8,037
Care Ratings Ltd.	372,267	7,950
Amara Raja Batteries Ltd.	615,520	7,834
Ajanta Pharma Ltd.	339,998	7,766
Gujarat Pipavav Port Ltd.	3,350,704	7,581
* Reliance Power Ltd.	10,547,220	7,576
* IDBI Bank Ltd.	7,926,019	7,526
Thermax Ltd.	379,135	7,383
Welspun India Ltd.	6,783,833	7,359

	Sadbhav Engineering Ltd.	1,147,899	7,350
*	Just Dial Ltd.	892,695	7,229
	IRB Infrastructure Developers Ltd.	1,884,331	7,128
	eClerx Services Ltd.	299,123	7,073
	Blue Dart Express Ltd.	93,488	6,878
*,2	AU Small Finance Bank Ltd.	659,757	6,799
*	Aditya Birla Fashion and Retail Ltd.	2,620,997	6,710
	JM Financial Ltd.	2,608,841	6,668
	WABCO India Ltd.	55,899	6,520
	Radico Khaitan Ltd.	1,118,798	6,342
	Motilal Oswal Financial Services Ltd.	311,595	6,293
	Engineers India Ltd.	2,212,722	6,174
	Symphony Ltd.	215,333	6,146
*	TI Financial Holdings Ltd.	566,814	6,142
*	Jaiprakash Associates Ltd.	18,964,999	6,025
	Sanofi India Ltd.	76,504	6,006
	Gujarat State Petronet Ltd.	1,882,808	5,995
	Cox & Kings Ltd.	1,502,091	5,886
	Jindal Saw Ltd.	2,501,190	5,848
	Ipca Laboratories Ltd.	649,127	5,848
	GE T&D India Ltd.	854,541	5,787
2	Syngene International Ltd.	608,245	5,733
	Pfizer Ltd.	155,925	5,694
	Escorts Ltd.	434,350	5,526
	Great Eastern Shipping Co. Ltd.	878,930	5,526
	Srei Infrastructure Finance Ltd.	3,494,023	5,249
	Gujarat Fluorochemicals Ltd.	396,332	5,189
	Alembic Pharmaceuticals Ltd.	582,736	5,176
*	Godrej Properties Ltd.	412,306	5,166
*	Union Bank of India	2,362,060	5,047
*	TV18 Broadcast Ltd.	5,194,318	5,040
	India Cements Ltd.	1,889,968	4,979
	Repco Home Finance Ltd.	504,928	4,951
	Sobha Ltd.	553,058	4,940
	SRF Ltd.	176,356	4,938
*	IFCI Ltd.	10,892,947	4,873
*	Mahindra CIE Automotive Ltd.	1,383,911	4,806
*	Dish TV India Ltd.	3,989,003	4,710
*	Unitech Ltd.	34,945,519	4,628
*	Hindustan Construction Co. Ltd.	7,450,944	4,593
	Balrampur Chini Mills Ltd.	2,358,961	4,522
	Varun Beverages Ltd.	414,875	4,500
	Gujarat Gas Ltd.	342,716	4,495
	Bajaj Corp. Ltd.	578,387	4,472
*	Housing Development & Infrastructure Ltd.	4,877,229	4,408
	PTC India Ltd.	2,630,256	4,355
	South Indian Bank Ltd.	9,144,582	4,324
	Karnataka Bank Ltd.	1,855,436	4,293
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	4,271
	Welspun Corp. Ltd.	1,668,231	4,186
	IDFC Ltd.	4,559,544	4,028
2	Dr Lal PathLabs Ltd.	266,448	3,781
	Kotak Mahindra Bank Ltd.	214,651	3,737
*	RattanIndia Power Ltd.	33,153,204	3,736
*	Syndicate Bank	3,117,293	3,546
*	Oriental Bank of Commerce	1,934,227	3,507
	Kaveri Seed Co. Ltd.	430,711	3,484

	VA Tech Wabag Ltd.	344,406	3,299
*	Jet Airways India Ltd.	277,508	3,280
*	Aditya Birla Capital Ltd.	1,182,115	3,158
	Raymond Ltd.	186,308	3,072
*	Reliance Home Finance Ltd.	2,388,370	3,000
	Vijaya Bank	2,789,455	2,793
*	Equitas Holdings Ltd.	1,189,264	2,769
*	Indian Overseas Bank	7,504,203	2,666
*	Bajaj Hindusthan Sugar Ltd.	11,726,716	2,601
*	Jammu & Kashmir Bank Ltd.	2,201,271	2,570
	Gateway Distriparks Ltd.	712,092	2,568
	Multi Commodity Exchange of India Ltd.	206,525	2,516
*	Allahabad Bank	2,197,982	2,303
*	Central Bank of India	1,990,196	2,283
	Sintex Industries Ltd.	6,043,284	2,201
*	Rolta India Ltd.	2,063,604	2,201
*	Sintex Plastics Technology Ltd.	1,922,749	2,200
	ICICI Bank Ltd. ADR	195,980	2,152
*	Tata Steel Ltd. Rights Exp. 02/28/2018	691,761	2,121
	Gujarat Mineral Development Corp. Ltd.	906,524	2,088
*	DEN Networks Ltd.	1,135,308	1,970
*	Corp. Bank	3,209,758	1,947
*	UCO Bank	3,911,966	1,934
*	Shipping Corp. of India Ltd.	1,518,067	1,929
	Marksans Pharma Ltd.	2,886,931	1,828
	Indiabulls Ventures Ltd.	409,542	1,576
*	Shree Renuka Sugars Ltd.	6,112,736	1,487
2	Laurus Labs Ltd.	169,197	1,377
*	Andhra Bank	1,615,424	1,332
	Mahanagar Gas Ltd.	71,527	1,149
	GE Power India Ltd.	77,455	1,141
	Infosys Ltd. ADR	55,634	1,002
*	Amtek Auto Ltd.	1,547,517	612
*,2	ICICI Lombard General Insurance Co. Ltd.	47,818	591
	Tube Investments of India Ltd.	133,204	560
*	Thomas Cook India Ltd.	135,091	498
*	Videocon Industries Ltd.	1,311,966	382
*	Piramal Enterprises Ltd. Rights	64,022	365
	McLeod Russel India Ltd.	126,557	338
*	Reliance Naval and Engineering Ltd.	465,415	336
2	Reliance Industries Ltd. GDR	2,576	78
*	JITF Infralogistics Ltd.	93,891	67
	HDFC Bank Ltd. ADR	393	43
*	Tata Steel Ltd. PP Rights Exp. 02/28/2018	345,880	42
*,3	Praxis Home Retail Ltd.	79,995	23
			11,133,440
Indonesia (2.3%)
	Bank Central Asia Tbk PT	164,385,132	279,090
	Bank Rakyat Indonesia Persero Tbk PT	900,412,712	249,008
	Telekomunikasi Indonesia Persero Tbk PT	801,653,256	238,892
	Astra International Tbk PT	344,192,310	218,290
	Bank Mandiri Persero Tbk PT	315,739,817	191,946
	Bank Negara Indonesia Persero Tbk PT	128,945,042	90,543
	Unilever Indonesia Tbk PT	19,046,317	77,355
	United Tractors Tbk PT	26,216,813	76,022
	Hanjaya Mandala Sampoerna Tbk PT	147,988,945	54,125
	Gudang Garam Tbk PT	7,960,638	48,214

Indofood Sukses Makmur Tbk PT	75,383,246	43,618
Semen Indonesia Persero Tbk PT	49,930,507	41,488
Kalbe Farma Tbk PT	327,452,636	40,650
Adaro Energy Tbk PT	220,070,808	40,260
Indocement Tunggal Prakarsa Tbk PT	22,387,445	36,444
Perusahaan Gas Negara Persero Tbk PT	177,480,600	34,579
Matahari Department Store Tbk PT	39,920,601	33,170
Charoen Pokphand Indonesia Tbk PT	124,864,804	32,170
Bank Danamon Indonesia Tbk PT	54,745,360	29,216
Indofood CBP Sukses Makmur Tbk PT	39,836,606	25,969
Ciputra Development Tbk PT	239,035,885	24,273
Surya Citra Media Tbk PT	102,088,235	20,482
Pakuwon Jati Tbk PT	383,727,800	20,308
Bukit Asam Persero Tbk PT	77,280,840	19,622
Bumi Serpong Damai Tbk PT	130,278,200	17,706
Jasa Marga Persero Tbk PT	41,045,702	17,463
Indo Tambangraya Megah Tbk PT	7,339,985	16,597
Bank Tabungan Negara Persero Tbk PT	59,111,200	16,153
Tower Bersama Infrastructure Tbk PT	34,372,812	15,757
Summarecon Agung Tbk PT	181,032,764	15,156
* XL Axiata Tbk PT	66,256,805	14,789
Waskita Karya Persero Tbk PT	65,424,600	13,840
Lippo Karawaci Tbk PT	334,111,211	13,728
AKR Corporindo Tbk PT	26,625,800	12,364
* Medco Energi Internasional Tbk PT	127,320,421	11,789
Semen Baturaja Persero TBK PT	42,382,998	11,715
* Aneka Tambang Persero Tbk PT	164,274,752	11,216
Ace Hardware Indonesia Tbk PT	108,211,000	10,904
Media Nusantara Citra Tbk PT	88,013,492	10,013
Japfa Comfeed Indonesia Tbk PT	90,332,500	9,854
* Vale Indonesia Tbk PT	34,781,791	9,701
PP Persero Tbk PT	40,825,722	9,539
Wijaya Karya Persero Tbk PT	45,282,659	7,027
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	40,274,500	6,947
Global Mediacom Tbk PT	123,817,489	6,939
Astra Agro Lestari Tbk PT	6,589,762	6,396
Link Net Tbk PT	15,746,000	6,384
Alam Sutera Realty Tbk PT	174,760,500	5,133
Mitra Adiperkasa Tbk PT	8,568,900	4,678
Adhi Karya Persero Tbk PT	23,977,636	3,986
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,605,400	3,973
* Panin Financial Tbk PT	164,231,300	3,677
Kawasan Industri Jababeka Tbk PT	139,302,481	3,099
Ramayana Lestari Sentosa Tbk PT	29,261,839	2,556
Timah Tbk PT	32,115,231	2,513
* Eagle High Plantations Tbk PT	147,060,500	2,483
* Siloam International Hospitals Tbk PT	3,476,151	2,286
* Krakatau Steel Persero Tbk PT	49,570,190	1,905
Surya Semesta Internusa Tbk PT	38,924,900	1,701
Wijaya Karya Beton Tbk PT	37,553,800	1,683
* Medco Energi Internasional Tbk PT Warrants	32,541,705	1,519
Salim Ivomas Pratama Tbk PT	32,805,500	1,274
Gajah Tunggal Tbk PT	19,993,600	1,271
Agung Podomoro Land Tbk PT	66,241,600	1,169
* Tiga Pilar Sejahtera Food Tbk	28,518,100	1,159
Intiland Development Tbk PT	40,073,600	1,072
* Matahari Putra Prima Tbk PT	29,655,900	1,071

*	Lippo Cikarang Tbk PT	3,536,800	920
	Bekasi Fajar Industrial Estate Tbk PT	40,037,600	898
	BISI International Tbk PT	2,493,300	327
	Sampoerna Agro PT	1,431,900	272
*,3	Sigmagold Inti Perkasa Tbk PT	41,608,500	155
			2,288,491
Malaysia (3.2%)
	Public Bank Bhd. (Local)	52,442,356	295,599
	Tenaga Nasional Bhd.	69,546,805	281,251
	Malayan Banking Bhd.	99,652,498	258,122
	CIMB Group Holdings Bhd.	110,048,838	204,444
	Axiata Group Bhd.	77,040,502	112,193
	Petronas Chemicals Group Bhd.	49,117,086	102,382
	Genting Bhd.	39,505,190	97,507
*	Sime Darby Plantation Bhd.	60,444,607	85,292
	DiGi.Com Bhd.	64,598,770	81,981
	IHH Healthcare Bhd.	49,519,976	76,386
	Maxis Bhd.	45,554,350	71,003
	Genting Malaysia Bhd.	49,342,720	69,707
	IOI Corp. Bhd.	57,620,085	69,247
	Petronas Gas Bhd.	13,543,467	62,091
	Kuala Lumpur Kepong Bhd.	8,446,917	54,660
	Hong Leong Bank Bhd.	11,085,714	52,836
	Dialog Group Bhd.	79,136,300	51,895
	Gamuda Bhd.	38,972,880	51,151
	MISC Bhd.	25,561,891	49,382
	Sime Darby Bhd.	59,961,367	47,006
	IJM Corp. Bhd.	57,907,275	45,871
	PPB Group Bhd.	10,242,942	45,772
	Press Metal Aluminium Holdings Bhd.	30,448,420	45,153
	AMMB Holdings Bhd.	34,478,509	42,624
	Malaysia Airports Holdings Bhd.	16,646,100	38,623
	Hartalega Holdings Bhd.	11,963,200	36,283
	YTL Corp. Bhd.	90,078,605	35,331
	Top Glove Corp. Bhd.	14,627,900	34,704
	Telekom Malaysia Bhd.	21,732,840	34,282
	Petronas Dagangan Bhd.	5,182,139	32,646
	AirAsia Bhd.	27,137,148	28,815
	RHB Bank Bhd.	19,193,600	26,777
2	Astro Malaysia Holdings Bhd.	39,458,400	26,297
	My EG Services Bhd.	39,220,750	25,129
*	Sime Darby Property Bhd.	61,977,242	25,123
	Alliance Bank Malaysia Bhd.	21,907,717	24,319
	British American Tobacco Malaysia Bhd.	2,628,787	23,042
*	UMW Holdings Bhd.	12,664,620	22,083
	Hong Leong Financial Group Bhd.	4,606,215	21,912
	IOI Properties Group Bhd.	38,387,074	19,593
	Inari Amertron Bhd.	22,482,000	18,999
	Westports Holdings Bhd.	20,534,324	18,446
	Felda Global Ventures Holdings Bhd.	35,111,157	18,084
	KLCCP Stapled Group Bhd.	8,915,200	17,719
	YTL Power International Bhd.	54,032,733	17,318
	Bursa Malaysia Bhd.	5,877,000	16,425
	HAP Seng Consolidated Bhd.	6,584,700	16,414
	Sapura Energy Bhd.	83,309,862	16,036
*	Bumi Armada Bhd.	70,921,940	15,307
	Genting Plantations Bhd.	5,612,800	14,420

	Sunway Bhd.	25,611,538	11,592
	Sunway REIT	26,020,700	11,550
	Malaysian Resources Corp. Bhd.	36,594,000	11,224
	SP Setia Bhd Group	13,385,945	10,677
*,2	Lotte Chemical Titan Holding Bhd.	7,616,747	10,476
	DRB-Hicom Bhd.	15,459,700	10,294
	VS Industry Bhd.	12,866,200	10,059
	TIME dotCom Bhd.	4,356,500	9,789
	Malaysia Building Society Bhd.	31,567,600	9,459
	Kossan Rubber Industries Bhd.	4,222,300	9,379
	Berjaya Sports Toto Bhd.	16,176,898	9,378
	Malakoff Corp. Bhd.	37,565,000	9,150
	KPJ Healthcare Bhd.	36,377,600	9,041
	MMC Corp. Bhd.	17,564,000	8,990
*	UEM Sunrise Bhd.	30,054,800	8,687
	Pos Malaysia Bhd.	6,548,600	8,270
	Mah Sing Group Bhd.	21,644,566	7,962
	Cahya Mata Sarawak Bhd.	7,057,200	7,871
	Yinson Holdings Bhd.	7,048,400	7,615
	IGB REIT	16,876,370	6,918
	QL Resources Bhd.	5,606,320	6,906
*	WCT Holdings Bhd.	16,283,862	6,515
	Unisem M Bhd.	7,721,000	5,971
	Fraser & Neave Holdings Bhd.	741,400	5,544
*	UMW Oil & Gas Corp. Bhd.	65,267,327	5,413
	Capitaland Malaysia Mall Trust	11,366,963	3,991
	Bermaz Auto Bhd.	6,878,600	3,951
*	Eco World Development Group Bhd.	9,892,000	3,554
*	Berjaya Corp. Bhd.	40,686,589	3,549
	Eastern & Oriental Bhd.	8,533,200	3,127
*	AirAsia X Bhd.	27,661,300	2,874
	Syarikat Takaful Malaysia Bhd.	2,897,100	2,770
	Pavilion REIT	6,381,700	2,573
	Supermax Corp. Bhd.	4,344,400	2,437
	Datasonic Group Bhd.	4,951,100	1,497
	Sunway Construction Group Bhd.	2,138,100	1,406
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,338
*	Mulpha International Bhd.	1,877,950	1,223
	Muhibbah Engineering M Bhd.	1,452,600	1,180
*	KNM Group Bhd.	16,010,600	1,022
*	Parkson Holdings Bhd.	6,931,016	940
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	20,487,189	867
*	Dayang Enterprise Holdings Bhd.	3,249,800	672
	Coastal Contracts Bhd.	1,957,900	657
*	Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	465
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	353
*,3	RHB Bank Bhd. (XKLS)	11,952,935	148
			3,237,006
Mexico (3.2%)
	America Movil SAB de CV	505,037,518	473,242
	Fomento Economico Mexicano SAB de CV	35,896,967	350,102
	Grupo Financiero Banorte SAB de CV	38,927,582	250,109
	Wal-Mart de Mexico SAB de CV	88,743,983	222,387
*	Cemex SAB de CV	258,403,448	214,923
	Grupo Mexico SAB de CV Class B	57,068,145	202,311
	Grupo Televisa SAB	42,490,573	175,836
	Grupo Bimbo SAB de CV Class A	40,932,466	99,847

	Fibra Uno Administracion SA de CV	53,025,497	83,448
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,764,503	73,264
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,921,078	72,361
	Grupo Financiero Inbursa SAB de CV	39,077,709	69,141
	Alfa SAB de CV Class A	50,702,117	63,637
	Coca-Cola Femsa SAB de CV	8,310,438	63,521
	Infraestructura Energetica Nova SAB de CV	10,447,946	54,458
	Industrias Penoles SAB de CV	2,162,528	50,119
	Mexichem SAB de CV	17,117,164	48,514
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand Class B	29,853,423	46,998
	Arca Continental SAB de CV	6,121,035	44,415
	Gruma SAB de CV Class B	3,434,750	41,025
	Promotora y Operadora de Infraestructura SAB de CV Ordinary Shares	3,828,685	39,246
	Grupo Elektra SAB DE CV	1,050,059	37,936
	Alsea SAB de CV	10,219,790	33,430
	Megacable Holdings SAB de CV	6,211,679	28,422
	Kimberly-Clark de Mexico SAB de CV Class A	14,264,556	26,787
	El Puerto de Liverpool SAB de CV	3,520,834	26,060
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,026,273	25,653
	Grupo Carso SAB de CV	6,334,584	23,764
	Banregio Grupo Financiero SAB de CV	3,377,196	21,034
*	Telesites SAB de CV	24,877,353	18,673
	Gentera SAB de CV	20,238,835	18,345
	Bolsa Mexicana de Valores SAB de CV	9,033,312	17,288
	Industrias Bachoco SAB de CV Class B	3,147,612	16,176
	Macquarie Mexico Real Estate Management SA de CV	14,594,937	16,138
*	Genomma Lab Internacional SAB de CV Class B	14,448,369	15,875
	PLA Administradora Industrial S de RL de CV	9,293,587	14,196
	Grupo Lala SAB de CV	8,815,595	14,101
*	Industrias CH SAB de CV Class B	3,068,440	13,788
	Grupo Comercial Chedraui SA de CV	5,879,240	13,090
*	Becle SAB de CV	6,855,700	12,472
	Corp. Inmobiliaria Vesta SAB de CV	8,691,155	11,973
*	Organizacion Soriana SAB de CV Class B	4,859,150	10,592
	Prologis Property Mexico SA de CV	5,658,902	10,283
*	La Comer SAB de CV	9,892,500	10,088
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,522,779	9,007
2	Nemak SAB de CV	10,743,965	8,971
	Alpek SAB de CV	5,783,763	8,347
	Grupo Financiero Interacciones SA de CV	1,526,700	7,386
*	Grupo Aeromexico SAB de CV	4,470,699	7,093
*	Hoteles City Express SAB de CV	5,235,173	6,748
	Concentradora Fibra Danhos SA de CV	3,973,414	6,597
*,2	Banco del Bajio SA	3,049,600	6,444
	Promotora y Operadora de Infraestructura SAB de CV	817,086	6,420
	Qualitas Controladora SAB de CV	2,316,200	5,787
	Grupo Herdez SAB de CV	2,436,426	5,718
	Unifin Financiera SAB de CV SOFOM ENR	1,162,045	4,246
	TV Azteca SAB de CV	20,446,303	3,691
	Credito Real SAB de CV SOFOM ER	2,573,778	3,457
*	Grupo Simec SAB de CV Class B	999,230	3,452
2	Concentradora Fibra Hotelera Mexicana SA de CV	5,394,106	3,229
*	Grupo GICSA SA de CV	5,144,800	2,925
	OHL Mexico SAB de CV	1,640,016	2,789
	Rassini SAB de CV	439,041	1,798
*,2	Elementia SAB de CV	1,218,750	1,615

*	Axtel SAB de CV	5,707,300	1,460
	Consorcio ARA SAB de CV	2,366,068	981
*	Minera Frisco SAB de CV	1,029,725	681
*,3	Empresas ICA SAB de CV	104,678	8
			3,283,918
Pakistan (0.2%)
	Habib Bank Ltd.	12,119,062	21,281
	Lucky Cement Ltd.	3,747,654	20,853
	Oil & Gas Development Co. Ltd.	12,548,600	18,706
	Engro Corp. Ltd.	5,652,842	15,462
	Pakistan Petroleum Ltd.	8,041,389	15,010
	Hub Power Co. Ltd.	15,177,943	13,583
	Pakistan State Oil Co. Ltd.	4,739,050	13,540
	United Bank Ltd.	7,525,000	13,170
	Pakistan Oilfields Ltd.	1,959,900	10,000
	Fauji Fertilizer Co. Ltd.	10,239,374	8,385
	DG Khan Cement Co. Ltd.	5,615,014	8,120
	SUI Northern Gas Pipeline	6,556,300	7,024
	Searle Co. Ltd.	1,992,620	6,803
	Engro Fertilizers Ltd.	8,206,380	5,176
*	SUI Southern Gas Co. Ltd.	14,985,400	4,818
	Kot Addu Power Co. Ltd.	9,131,721	4,794
	Nishat Mills Ltd.	2,665,900	4,095
	National Bank of Pakistan	8,789,900	3,893
	Thal Ltd.	654,466	3,264
	MCB Bank Ltd.	1,265,400	2,595
	Fauji Cement Co. Ltd.	5,841,901	1,539
	Millat Tractors Ltd.	99,930	1,194
	Pakistan Telecommunication Co. Ltd.	8,638,500	1,086
	Mari Petroleum Co. Ltd.	67,240	950
	Fauji Fertilizer Bin Qasim Ltd.	2,622,500	901
*	Bank Alfalah Ltd.	45,000	20
			206,262
Peru (0.3%)
	Credicorp Ltd.	773,058	179,063
	Credicorp Ltd. (XLIM)	357,268	83,244
	Cia de Minas Buenaventura SAA ADR	2,972,795	45,870
	Volcan Cia Minera SAA Class B	33,027,173	14,069
3	Cia de Minas Buenaventura SAA	461,011	7,383
			329,629
Philippines (1.4%)
	SM Investments Corp.	8,279,370	165,031
	SM Prime Holdings Inc.	155,611,629	111,908
	Ayala Land Inc.	120,346,946	103,823
	BDO Unibank Inc.	33,596,605	100,117
	Ayala Corp.	4,214,808	86,283
	JG Summit Holdings Inc.	52,202,320	77,915
	Bank of the Philippine Islands	27,445,025	63,733
	PLDT Inc.	2,020,903	61,683
	Aboitiz Equity Ventures Inc.	38,545,478	57,646
	Universal Robina Corp.	15,269,169	48,014
	Metropolitan Bank & Trust Co.	22,491,457	43,597
	International Container Terminal Services Inc.	18,473,412	40,814
	Jollibee Foods Corp.	7,323,839	40,620
	GT Capital Holdings Inc.	1,421,346	37,287
	Security Bank Corp.	7,545,130	36,155

	Manila Electric Co.	4,779,850	31,555
	Metro Pacific Investments Corp.	245,068,700	30,859
	Aboitiz Power Corp.	27,885,830	22,317
	LT Group Inc.	50,174,617	21,956
*	Alliance Global Group Inc.	73,385,295	21,941
	Megaworld Corp.	221,092,375	21,336
	DMCI Holdings Inc.	73,460,762	20,621
	Globe Telecom Inc.	455,529	16,868
	Semirara Mining & Power Corp. Class A	21,132,912	15,618
*	Bloomberry Resorts Corp.	64,344,372	15,395
	Puregold Price Club Inc.	14,446,500	15,013
	Pilipinas Shell Petroleum Corp.	11,572,400	14,082
	Robinsons Retail Holdings Inc.	6,557,730	12,106
	Robinsons Land Corp.	23,335,300	9,489
	Petron Corp.	50,675,300	9,487
	Manila Water Co. Inc.	13,193,800	7,270
*	DoubleDragon Properties Corp.	9,618,220	7,160
	D&L Industries Inc.	29,904,100	7,096
	Vista Land & Lifescapes Inc.	52,022,205	7,077
	First Gen Corp.	19,371,500	6,031
*	Melco Resorts And Entertainment Philippines Corp.	30,167,400	5,001
	Cosco Capital Inc.	31,519,100	4,422
	Cebu Air Inc.	2,274,720	4,393
	Century Pacific Food Inc.	14,111,700	4,295
	Filinvest Land Inc.	111,966,000	4,077
	Nickel Asia Corp.	22,399,200	2,875
*,2	CEMEX Holdings Philippines Inc.	34,785,723	2,843
	Energy Development Corp.	24,178,488	2,675
	First Philippine Holdings Corp.	1,876,410	2,261
	Lopez Holdings Corp.	20,564,700	2,205
	Emperador Inc.	9,528,169	1,516
*	Robinsons Land Co. Rights Exp. 02/01/2018	6,270,064	330
			1,424,796
Poland (1.4%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	14,529,647	198,088
	Polski Koncern Naftowy ORLEN SA	5,285,487	171,434
	Powszechny Zaklad Ubezpieczen SA	9,562,126	130,704
^	Bank Pekao SA	2,674,831	108,576
	KGHM Polska Miedz SA	2,305,165	75,653
	LPP SA	25,410	73,810
	Bank Zachodni WBK SA	496,488	62,276
	Polskie Gornictwo Naftowe i Gazownictwo SA	29,223,107	57,313
*	PGE Polska Grupa Energetyczna SA	12,509,380	44,430
*	Alior Bank SA	1,669,371	42,621
	CD Projekt SA	1,105,492	38,334
*	mBank SA	227,941	34,686
	CCC SA	379,100	32,699
*	Bank Millennium SA	10,820,414	30,977
	Grupa Lotos SA	1,616,709	28,648
*	Jastrzebska Spolka Weglowa SA	892,975	25,915
*	Orange Polska SA	11,155,001	20,450
	Cyfrowy Polsat SA	2,809,537	20,198
	Asseco Poland SA	1,406,805	19,539
	KRUK SA	283,373	19,470
*,2	PLAY Communications SA	1,830,103	18,594
	Grupa Azoty SA	804,206	17,034
*	Tauron Polska Energia SA	18,574,565	16,823

*,2	Dino Polska SA	657,920	16,435
	Energa SA	3,911,672	14,032
	Bank Handlowy w Warszawie SA	541,562	13,706
^	Kernel Holding SA	869,111	13,217
	Enea SA	3,914,291	12,860
^	Eurocash SA	1,406,472	11,335
	Budimex SA	129,786	7,988
*	PKP Cargo SA	378,315	6,836
*	Ciech SA	369,586	6,801
*,^	Getin Noble Bank SA	5,921,365	3,242
	Warsaw Stock Exchange	197,628	2,810
	Lubelski Wegiel Bogdanka SA	99,693	2,012
	Neuca SA	18,116	1,460
*	Boryszew SA	498,060	1,436
*	Getin Holding SA	1,133,479	504
*	Bioton SA	227,644	274
*	Medicalgorithmics SA	4,561	269
			1,403,489
Qatar (0.6%)
	Qatar National Bank QPSC	3,893,730	144,627
	Industries Qatar QSC	2,528,704	76,047
	Masraf Al Rayan QSC	6,327,271	70,315
	Ooredoo QPSC	1,413,837	37,065
	Qatar Insurance Co. SAQ	2,279,859	31,929
	Qatar Islamic Bank SAQ	1,021,191	27,502
*	Commercial Bank PQSC	3,233,626	24,888
	Qatar Gas Transport Co. Ltd.	4,706,053	24,216
	Qatar Electricity & Water Co. QSC	453,659	24,120
	Doha Bank QPSC	2,660,951	24,042
	Barwa Real Estate Co.	1,735,889	18,046
	United Development Co. QSC	3,019,998	14,058
	Qatar International Islamic Bank QSC	735,580	12,320
*	Vodafone Qatar QSC	5,807,070	11,260
	Ezdan Holding Group QSC	2,746,956	8,716
	Medicare Group	238,866	5,034
	Gulf International Services QSC	932,092	4,887
	Al Meera Consumer Goods Co. QSC	93,648	3,939
	Salam International Investment Ltd. QSC	1,750,127	3,372
*	Gulf Warehousing Co.	162,981	1,844
	Qatari Investors Group QSC	83,502	773
	Aamal Co.	280,547	651
			569,651
Russia (3.7%)
	Sberbank of Russia PJSC	180,778,078	850,617
	Lukoil PJSC ADR	4,633,320	306,144
	Gazprom PJSC	89,203,693	227,496
	Gazprom PJSC ADR	45,112,917	227,133
	LUKOIL PJSC	3,302,301	219,006
	Tatneft PJSC ADR	2,801,863	169,937
	Magnit PJSC GDR	6,275,730	140,847
	Novatek PJSC GDR	939,395	125,183
	Novatek PJSC	8,821,587	114,199
	Mobile TeleSystems PJSC ADR	8,342,994	101,284
	MMC Norilsk Nickel PJSC ADR	4,691,737	96,501
	Tatneft PJSC	9,279,982	93,306
	AK Transneft OAO Preference Shares	26,899	86,133

Rosneft Oil Co. PJSC GDR	12,136,344	74,408
Surgutneftegas OAO Preference Shares	127,740,610	67,457
MMC Norilsk Nickel PJSC	317,850	65,636
Alrosa PJSC	42,914,600	62,219
VTB Bank PJSC	60,709,531,072	53,351
Moscow Exchange MICEX-RTS PJSC	24,051,058	49,203
Severstal PJSC	2,877,591	47,049
Rosneft Oil Co. PJSC	7,546,235	46,072
Surgutneftegas OJSC ADR	8,969,147	45,692
Novolipetsk Steel PJSC GDR	1,631,122	42,751
Inter RAO UES PJSC	496,439,670	33,471
PhosAgro PJSC GDR	1,890,481	30,111
VTB Bank PJSC GDR	13,307,151	25,190
RusHydro PJSC	1,744,645,418	22,517
MegaFon PJSC GDR	2,286,331	22,165
Rostelecom PJSC	18,256,325	21,760
Magnitogorsk Iron & Steel Works PJSC	26,454,884	21,465
Aeroflot PJSC	7,604,024	18,032
Surgutneftegas OJSC	35,147,149	17,970
Sberbank of Russia PJSC ADR	855,797	17,247
Tatneft PAO Preference Shares	2,069,850	15,060
Federal Grid Co. Unified Energy System PJSC	4,602,744,717	14,329
Bashneft PJSC	318,389	12,750
LSR Group PJSC GDR	3,621,459	10,904
Sistema PJSC FC GDR	2,380,163	10,708
Unipro PJSC	230,721,198	10,384
ROSSETI PJSC	536,105,584	8,712
Acron PJSC	117,629	8,630
* Uralkali PJSC	3,914,452	8,182
Bashneft PAO Preference Shares	300,228	7,536
Severstal PJSC GDR	451,850	7,421
* Mechel PJSC	2,848,636	7,401
* Raspadskaya OJSC	3,545,583	6,488
TMK PJSC GDR	1,051,705	6,313
Safmar Financial Investment	409,613	5,538
* M.Video PJSC	742,170	5,288
Mosenergo PJSC	90,179,234	4,368
* DIXY Group PJSC	709,702	4,074
2 Detsky Mir PJSC	2,137,150	3,517
* RussNeft PJSC	301,134	3,228
Rostelecom PJSC ADR	403,367	2,779
Mobile TeleSystems PJSC	440,959	2,424
TGC-1 PJSC	8,801,055,345	1,879
TMK PJSC	1,111,110	1,641
* OGK-2 PJSC	157,137,880	1,444
Sistema PJSC FC	5,036,000	1,093
* Sollers PJSC	76,039	849
* Mechel PJSC ADR	160,175	809
Novolipetsk Steel PJSC	180,757	473
		3,715,774
South Africa (7.5%)
Naspers Ltd.	7,264,268	2,068,830
Standard Bank Group Ltd.	21,547,512	364,709
MTN Group Ltd.	30,554,322	338,334
Sasol Ltd.	9,382,271	337,153
FirstRand Ltd.	54,568,857	306,099
Sanlam Ltd.	28,681,512	213,525

	Remgro Ltd.	8,763,441	174,727
	Barclays Africa Group Ltd.	11,073,807	168,290
	Shoprite Holdings Ltd.	7,517,927	156,492
	Vodacom Group Ltd.	10,051,066	138,879
	Aspen Pharmacare Holdings Ltd.	5,816,244	132,907
	Bid Corp. Ltd.	5,648,197	126,701
	Bidvest Group Ltd.	5,695,444	119,924
	Growthpoint Properties Ltd.	48,069,617	112,905
	Tiger Brands Ltd.	2,816,943	109,532
	Mr Price Group Ltd.	4,237,439	102,246
	Woolworths Holdings Ltd.	16,400,822	88,870
	Discovery Ltd.	5,827,708	82,782
	Redefine Properties Ltd.	89,736,389	82,099
	Nedbank Group Ltd.	3,609,636	80,540
	RMB Holdings Ltd.	11,746,485	78,167
	NEPI Rockcastle plc	5,691,073	77,589
	AngloGold Ashanti Ltd.	6,860,964	76,500
	Sappi Ltd.	9,570,170	68,806
	Imperial Holdings Ltd.	2,785,081	66,784
	Capitec Bank Holdings Ltd.	924,073	62,398
	Truworths International Ltd.	7,550,578	62,267
	Foschini Group Ltd.	3,785,929	61,953
	Clicks Group Ltd.	4,243,707	61,074
	Gold Fields Ltd.	13,963,205	60,472
	SPAR Group Ltd.	3,380,760	58,433
	Life Healthcare Group Holdings Ltd.	24,275,141	55,679
	Netcare Ltd.	25,049,991	54,903
	Mondi Ltd.	2,006,090	53,659
	AVI Ltd.	5,830,475	52,947
	Barloworld Ltd.	3,710,766	52,803
	Resilient REIT Ltd.	5,336,140	52,736
	Exxaro Resources Ltd.	4,361,284	52,585
	Hyprop Investments Ltd.	4,490,580	43,834
	Rand Merchant Investment Holdings Ltd.	11,177,358	41,800
	PSG Group Ltd.	2,155,367	40,418
	Investec Ltd.	4,953,709	38,932
*	Fortress REIT Ltd. Class B	14,420,401	36,541
	Pick n Pay Stores Ltd.	6,275,453	35,985
*,^	Impala Platinum Holdings Ltd.	11,588,312	35,594
	Sibanye Gold Ltd.	28,857,738	34,018
	MMI Holdings Ltd.	17,139,639	32,746
	Coronation Fund Managers Ltd.	4,723,736	31,365
*	Anglo American Platinum Ltd.	1,022,465	30,733
^	Pioneer Foods Group Ltd.	2,573,630	28,424
^	Kumba Iron Ore Ltd.	910,030	27,524
*	Northam Platinum Ltd.	6,114,308	26,759
	JSE Ltd.	1,673,912	26,552
*	Fortress REIT Ltd. Class A	17,107,854	25,514
^	Steinhoff International Holdings NV	43,783,529	25,246
	Telkom SA SOC Ltd.	5,368,352	23,336
	Liberty Holdings Ltd.	2,040,051	22,615
*	Super Group Ltd.	5,904,164	22,288
	Massmart Holdings Ltd.	1,825,773	21,471
	Reunert Ltd.	3,207,327	20,243
	Tongaat Hulett Ltd.	2,072,341	20,091
*	Attacq Ltd.	12,035,162	19,890
	Tsogo Sun Holdings Ltd.	8,793,256	19,079

	African Rainbow Minerals Ltd.	1,752,421	18,846
	Brait SE	5,715,490	18,583
	Santam Ltd.	718,336	18,082
	AECI Ltd.	2,071,060	18,022
*	PPC Ltd.	25,878,430	17,738
	KAP Industrial Holdings Ltd.	23,504,725	16,949
	Vukile Property Fund Ltd.	9,635,566	16,809
*	Nampak Ltd.	11,513,064	14,814
	Assore Ltd.	557,340	14,776
	SA Corporate Real Estate Ltd.	34,280,472	14,545
*,2	Steinhoff Africa Retail Ltd.	7,926,124	14,022
	Wilson Bayly Holmes-Ovcon Ltd.	1,015,606	13,597
	Omnia Holdings Ltd.	1,098,028	13,514
	Astral Foods Ltd.	661,361	13,236
	EOH Holdings Ltd.	2,321,469	12,544
*,^	Famous Brands Ltd.	1,323,336	12,403
	Harmony Gold Mining Co. Ltd.	6,691,751	11,494
	Cashbuild Ltd.	291,363	11,180
2	Dis-Chem Pharmacies Ltd.	3,607,348	11,075
*	Sun International Ltd.	1,917,462	10,811
	Trencor Ltd.	2,596,361	10,587
	Alexander Forbes Group Holdings Ltd.	16,291,753	9,592
	Advtech Ltd.	6,476,293	9,403
	DataTec Ltd.	3,480,176	9,069
*	Grindrod Ltd.	7,906,145	8,751
	Blue Label Telecoms Ltd.	6,530,937	7,492
	Emira Property Fund Ltd.	5,960,853	7,478
	MAS Real Estate Inc.	3,468,898	7,382
	Murray & Roberts Holdings Ltd.	7,210,631	7,327
	Zeder Investments Ltd.	12,549,840	6,882
	Adcock Ingram Holdings Ltd.	1,183,335	6,537
	Mpact Ltd.	2,684,996	6,130
	Arrowhead Properties Ltd.	10,070,949	5,679
*,^	Curro Holdings Ltd.	1,740,449	5,635
	Peregrine Holdings Ltd.	2,540,043	5,245
	Metair Investments Ltd.	2,693,783	4,844
	City Lodge Hotels Ltd.	370,597	4,594
	Hosken Consolidated Investments Ltd.	334,837	4,245
	Rebosis Property Fund Ltd.	4,815,769	4,154
	Ascendis Health Ltd.	3,558,827	3,549
	Lewis Group Ltd.	1,109,237	3,124
	Oceana Group Ltd.	440,079	3,108
	Delta Property Fund Ltd.	5,883,416	3,097
*	Stadio Holdings Ltd.	4,849,275	3,055
*	Royal Bafokeng Platinum Ltd.	1,124,719	3,036
	Raubex Group Ltd.	1,666,762	2,998
	Alviva Holdings Ltd.	1,832,376	2,695
	Hudaco Industries Ltd.	210,547	2,621
*	ArcelorMittal South Africa Ltd.	5,787,324	1,800
^	DRDGOLD Ltd.	5,703,103	1,768
	Merafe Resources Ltd.	12,646,458	1,765
	Distell Group Ltd.	144,842	1,697
	Clover Industries Ltd.	1,137,858	1,440
*	Aveng Ltd.	8,057,259	1,312
	Invicta Holdings Ltd.	261,229	1,241
*	Adcorp Holdings Ltd.	728,757	1,084
	Group Five Ltd.	1,129,458	970

* Consolidated Infrastructure Group Ltd.	2,547,603	796
Steinhoff International Holdings NV (XETR)	1,075,902	606
* Sandown Capital Pty Ltd.	1,748,246	480
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	46
		7,612,651
Taiwan (14.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	237,989,845	2,079,866
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,137,802	1,546,784
Hon Hai Precision Industry Co. Ltd.	255,051,734	804,078
Formosa Plastics Corp.	82,918,589	294,226
Nan Ya Plastics Corp.	96,157,687	264,000
MediaTek Inc.	25,178,439	257,631
Cathay Financial Holding Co. Ltd.	134,852,556	252,185
Largan Precision Co. Ltd.	1,732,729	237,485
Fubon Financial Holding Co. Ltd.	127,081,955	236,080
CTBC Financial Holding Co. Ltd.	313,408,561	229,013
Formosa Chemicals & Fibre Corp.	58,455,943	218,096
Uni-President Enterprises Corp.	82,722,913	198,575
Delta Electronics Inc.	36,890,063	185,938
China Steel Corp.	211,431,101	180,719
Mega Financial Holding Co. Ltd.	187,816,041	162,915
Advanced Semiconductor Engineering Inc.	104,101,886	147,724
Catcher Technology Co. Ltd.	12,688,133	145,146
First Financial Holding Co. Ltd.	171,230,543	118,313
Chunghwa Telecom Co. Ltd. ADR	3,170,546	117,469
Asustek Computer Inc.	12,000,600	115,594
E.Sun Financial Holding Co. Ltd.	171,863,440	113,101
Chunghwa Telecom Co. Ltd.	29,708,913	110,488
Taiwan Mobile Co. Ltd.	27,621,004	105,637
Quanta Computer Inc.	45,450,627	98,918
Yuanta Financial Holding Co. Ltd.	205,339,074	98,490
Formosa Petrochemical Corp.	23,104,042	98,123
President Chain Store Corp.	9,727,162	96,253
Taiwan Cooperative Financial Holding Co. Ltd.	157,505,063	93,740
Pegatron Corp.	34,464,181	93,244
Hotai Motor Co. Ltd.	7,163,764	93,193
China Development Financial Holding Corp.	251,476,707	92,244
Hua Nan Financial Holdings Co. Ltd.	146,123,943	87,197
Taishin Financial Holding Co. Ltd.	170,302,376	85,796
Yageo Corp.	5,777,367	76,353
Taiwan Cement Corp.	57,785,877	74,629
Far EasTone Telecommunications Co. Ltd.	28,472,456	74,283
Innolux Corp.	148,644,062	70,006
Chailease Holding Co. Ltd.	19,517,000	65,596
SinoPac Financial Holdings Co. Ltd.	187,552,822	64,624
Far Eastern New Century Corp.	71,243,124	63,574
Pou Chen Corp.	47,128,327	63,350
Chang Hwa Commercial Bank Ltd.	105,408,961	61,805
Win Semiconductors Corp.	6,659,988	59,501
Cheng Shin Rubber Industry Co. Ltd.	31,547,751	54,992
Foxconn Technology Co. Ltd.	19,156,310	54,666
^ United Microelectronics Corp. ADR	22,300,315	54,413
Compal Electronics Inc.	72,820,973	54,211
Globalwafers Co. Ltd.	3,534,000	54,034
Lite-On Technology Corp.	36,626,283	53,825
Hiwin Technologies Corp.	4,042,171	52,267
Shin Kong Financial Holding Co. Ltd.	138,742,034	50,903

Advantech Co. Ltd.	6,482,158	50,684
Acer Inc.	50,514,062	47,841
* Macronix International	29,453,853	46,107
China Life Insurance Co. Ltd. (XTAI)	43,980,562	45,236
AU Optronics Corp.	92,924,669	44,198
Asia Cement Corp.	42,389,529	43,647
Inventec Corp.	53,166,576	43,393
United Microelectronics Corp.	88,832,970	43,355
Winbond Electronics Corp.	51,125,524	41,341
Novatek Microelectronics Corp.	9,632,412	40,440
Wistron Corp.	47,186,518	39,594
Powertech Technology Inc.	11,824,000	38,404
Airtac International Group	2,412,181	38,273
Micro-Star International Co. Ltd.	11,511,000	37,985
Chroma ATE Inc.	6,430,000	36,555
Synnex Technology International Corp.	25,610,920	36,214
WPG Holdings Ltd.	26,150,000	35,649
Accton Technology Corp.	8,859,000	35,476
Teco Electric and Machinery Co. Ltd.	36,785,000	35,422
Vanguard International Semiconductor Corp.	15,491,980	34,919
Siliconware Precision Industries Co. Ltd. ADR	4,083,977	34,836
Nanya Technology Corp.	12,303,246	33,395
Eclat Textile Co. Ltd.	3,280,269	32,942
Walsin Lihwa Corp.	56,895,081	32,665
* Tatung Co. Ltd.	39,299,000	32,227
Realtek Semiconductor Corp.	8,019,439	31,973
Sino-American Silicon Products Inc.	8,972,292	31,215
* Epistar Corp.	17,232,180	30,378
* HTC Corp.	12,370,254	30,095
Giant Manufacturing Co. Ltd.	5,151,858	28,906
E Ink Holdings Inc.	15,682,000	28,508
Siliconware Precision Industries Co. Ltd.	16,475,906	28,469
Chicony Electronics Co. Ltd.	10,765,333	28,340
Feng TAY Enterprise Co. Ltd.	5,926,273	28,005
Walsin Technology Corp.	8,249,501	27,750
^ AU Optronics Corp. ADR	5,775,213	27,663
* Ruentex Development Co. Ltd.	23,690,000	27,188
Tripod Technology Corp.	8,414,000	27,120
Phison Electronics Corp.	2,631,000	26,808
Highwealth Construction Corp.	16,303,000	25,611
Taiwan Business Bank	86,159,311	25,539
General Interface Solution Holding Ltd.	3,280,070	24,330
St. Shine Optical Co. Ltd.	759,000	24,261
Compeq Manufacturing Co. Ltd.	19,473,000	24,139
Nien Made Enterprise Co. Ltd.	2,333,000	23,964
Formosa Taffeta Co. Ltd.	20,912,868	23,271
Ruentex Industries Ltd.	12,649,000	22,351
Parade Technologies Ltd.	1,068,000	22,313
Chipbond Technology Corp.	9,561,000	22,062
* China Petrochemical Development Corp.	41,652,000	21,785
Merida Industry Co. Ltd.	4,608,000	21,728
* Taiwan Glass Industry Corp.	31,935,818	21,255
* TaiMed Biologics Inc.	3,073,000	21,060
King's Town Bank Co. Ltd.	14,517,000	20,799
* Evergreen Marine Corp. Taiwan Ltd.	35,221,558	20,787
Eva Airways Corp.	38,519,609	20,391
* Taiwan High Speed Rail Corp.	24,344,482	19,900

Silergy Corp.	923,620	19,722
Gigabyte Technology Co. Ltd.	7,838,000	19,539
Eternal Materials Co. Ltd.	18,331,393	19,437
Feng Hsin Steel Co. Ltd.	9,344,310	19,204
Taiwan Fertilizer Co. Ltd.	13,927,687	19,090
* China Airlines Ltd.	45,490,050	18,839
Simplo Technology Co. Ltd.	2,939,400	18,759
Capital Securities Corp.	45,593,422	18,614
King Yuan Electronics Co. Ltd.	18,000,000	18,601
Unimicron Technology Corp.	25,245,011	18,396
FLEXium Interconnect Inc.	4,815,260	18,391
Standard Foods Corp.	7,121,403	18,268
Radiant Opto-Electronics Corp.	7,175,291	18,213
LCY Chemical Corp.	11,599,000	17,952
Merry Electronics Co. Ltd.	2,833,528	17,755
* TPK Holding Co. Ltd.	4,985,018	17,730
Elite Material Co. Ltd.	5,042,246	17,708
Zhen Ding Technology Holding Ltd.	7,605,000	17,387
Global Unichip Corp.	1,411,940	17,375
Qisda Corp.	23,737,000	17,294
Taiwan Secom Co. Ltd.	5,582,805	17,257
HannStar Display Corp.	45,204,113	16,534
CTCI Corp.	10,560,000	16,410
Transcend Information Inc.	5,670,978	16,392
Bizlink Holding Inc.	1,695,678	16,047
eMemory Technology Inc.	1,128,000	16,046
Grand Pacific Petrochemical	16,091,000	15,852
Lien Hwa Industrial Corp.	12,228,918	15,839
Long Chen Paper Co. Ltd.	13,821,474	15,824
Gourmet Master Co. Ltd.	1,079,650	15,621
Asia Optical Co. Inc.	3,844,000	15,526
Primax Electronics Ltd.	5,377,000	15,206
Oriental Union Chemical Corp.	14,654,000	15,001
Tong Yang Industry Co. Ltd.	8,056,000	14,826
TSRC Corp.	11,805,000	14,524
Land Mark Optoelectronics Corp.	1,141,900	14,457
Taiwan Paiho Ltd.	4,190,000	14,410
Hota Industrial Manufacturing Co. Ltd.	3,435,562	14,405
Wistron NeWeb Corp.	4,710,294	14,020
King Slide Works Co. Ltd.	1,021,000	13,835
China Synthetic Rubber Corp.	8,202,650	13,817
Poya International Co. Ltd.	1,064,703	13,689
Far Eastern International Bank	41,301,939	13,689
ASPEED Technology Inc.	520,000	13,648
* YFY Inc.	29,196,000	13,613
TTY Biopharm Co. Ltd.	3,788,000	13,534
TCI Co. Ltd.	1,176,768	13,459
ITEQ Corp.	6,166,138	13,144
Makalot Industrial Co. Ltd.	2,881,987	13,081
Yulon Motor Co. Ltd.	16,013,584	13,056
Visual Photonics Epitaxy Co. Ltd.	3,216,500	12,965
Cheng Uei Precision Industry Co. Ltd.	8,080,473	12,720
China Motor Corp.	13,643,000	12,468
Mitac Holdings Corp.	10,706,691	12,466
Great Wall Enterprise Co. Ltd.	10,560,000	12,311
Grape King Bio Ltd.	1,689,039	12,272
Sercomm Corp.	4,249,000	12,184

* OBI Pharma Inc.	1,907,000	12,139
* Genius Electronic Optical Co. Ltd.	1,259,775	12,076
* Wafer Works Corp.	7,303,647	12,023
Chong Hong Construction Co. Ltd.	3,918,000	11,800
U-Ming Marine Transport Corp.	8,873,868	11,773
Huaku Development Co. Ltd.	4,679,000	11,647
Ardentec Corp.	8,841,882	11,631
Everlight Electronics Co. Ltd.	7,398,000	11,620
* Asia Pacific Telecom Co. Ltd.	33,559,000	11,570
* PharmaEssentia Corp.	2,226,526	11,568
WT Microelectronics Co. Ltd.	7,119,751	11,471
Ennoconn Corp.	704,085	11,443
Chin-Poon Industrial Co. Ltd.	6,134,000	11,396
Taiwan Semiconductor Co. Ltd.	4,567,000	11,316
Greatek Electronics Inc.	5,637,000	10,946
Kenda Rubber Industrial Co. Ltd.	8,624,571	10,946
Chunghwa Precision Test Tech Co. Ltd.	268,443	10,927
Voltronic Power Technology Corp.	613,355	10,889
Sinbon Electronics Co. Ltd.	3,815,315	10,726
TA Chen Stainless Pipe	12,830,485	10,702
Advanced Ceramic X Corp.	828,615	10,687
Elan Microelectronics Corp.	6,651,000	10,540
Cub Elecparts Inc.	1,026,597	10,513
Taiwan Union Technology Corp.	3,382,772	10,439
China Steel Chemical Corp.	2,110,000	10,304
Advanced Semiconductor Engineering Inc. ADR	1,440,595	10,300
Wan Hai Lines Ltd.	15,991,450	10,205
Taichung Commercial Bank Co. Ltd.	29,130,567	10,092
Sigurd Microelectronics Corp.	8,046,000	10,027
A-DATA Technology Co. Ltd.	4,047,000	9,989
* President Securities Corp.	18,688,293	9,879
Taiwan Hon Chuan Enterprise Co. Ltd.	5,116,000	9,863
* Foxsemicon Integrated Technology Inc.	1,072,612	9,536
Nan Kang Rubber Tire Co. Ltd.	10,251,000	9,523
Clevo Co.	9,813,000	9,520
Faraday Technology Corp.	3,357,000	9,396
Charoen Pokphand Enterprise	4,099,476	9,292
Pan Jit International Inc.	7,442,000	9,280
Tong Hsing Electronic Industries Ltd.	2,251,000	9,168
Yungtay Engineering Co. Ltd.	4,816,000	9,065
Darwin Precisions Corp.	7,297,000	8,988
Getac Technology Corp.	5,984,000	8,921
Pixart Imaging Inc.	1,878,000	8,913
Yieh Phui Enterprise Co. Ltd.	22,455,820	8,897
Tung Ho Steel Enterprise Corp.	9,868,000	8,831
Coretronic Corp.	6,718,400	8,818
China Bills Finance Corp.	16,309,000	8,700
Topco Scientific Co. Ltd.	2,760,342	8,408
Cheng Loong Corp.	15,300,000	8,343
Elite Advanced Laser Corp.	1,882,045	8,334
PChome Online Inc.	1,467,873	8,173
Kinsus Interconnect Technology Corp.	4,675,000	8,081
Taiwan Acceptance Corp.	2,065,000	8,041
China General Plastics Corp.	6,981,284	8,039
Holy Stone Enterprise Co. Ltd.	2,079,013	7,981
Waterland Financial Holdings Co. Ltd.	23,231,939	7,954
Career Technology MFG. Co. Ltd.	5,222,000	7,850

* Mercuries Life Insurance Co. Ltd.	14,301,559	7,847
Sunny Friend Environmental Technology Co. Ltd.	1,002,000	7,777
Cathay Real Estate Development Co. Ltd.	13,422,700	7,622
Holtek Semiconductor Inc.	2,836,483	7,621
PharmaEngine Inc.	1,504,457	7,577
* Unitech Printed Circuit Board Corp.	9,521,000	7,563
AmTRAN Technology Co. Ltd.	12,505,000	7,489
Sanyang Motor Co. Ltd.	10,227,000	7,387
United Integrated Services Co. Ltd.	3,623,000	7,371
Kinpo Electronics	19,926,000	7,351
* Egis Technology Inc.	970,100	7,338
Lung Yen Life Service Corp.	3,174,000	7,305
UPC Technology Corp.	11,572,175	7,293
Pharmally International Holding Co. Ltd.	569,728	7,233
Taiwan Styrene Monomer	9,711,000	7,103
* Center Laboratories Inc.	4,185,424	7,008
Namchow Holdings Co. Ltd.	3,249,000	6,896
Tainan Spinning Co. Ltd.	14,574,000	6,889
* Neo Solar Power Corp.	14,317,242	6,822
Ton Yi Industrial Corp.	14,347,000	6,817
Lotes Co. Ltd.	1,116,000	6,795
Taiwan Surface Mounting Technology Corp.	6,382,000	6,660
Shin Zu Shing Co. Ltd.	2,261,000	6,549
Hu Lane Associate Inc.	1,257,000	6,545
* Chilisin Electronics Corp.	1,938,000	6,456
Pan-International Industrial Corp.	7,417,000	6,444
Taiwan TEA Corp.	12,263,000	6,433
Far Eastern Department Stores Ltd.	11,933,000	6,404
Prince Housing & Development Corp.	14,665,000	6,333
USI Corp.	11,825,060	6,305
* China Man-Made Fiber Corp.	19,118,050	6,265
TXC Corp.	4,424,000	6,226
Asia Vital Components Co. Ltd.	5,770,000	6,120
OptoTech Corp.	7,809,103	6,086
Casetek Holdings Ltd.	1,644,000	6,059
* Yang Ming Marine Transport Corp.	15,188,725	6,038
Elite Semiconductor Memory Technology Inc.	3,916,000	5,985
Gloria Material Technology Corp.	8,615,640	5,983
* Lextar Electronics Corp.	7,146,663	5,948
Lite-On Semiconductor Corp.	3,846,000	5,887
Ginko International Co. Ltd.	728,000	5,866
Sunplus Technology Co. Ltd.	9,365,000	5,859
AcBel Polytech Inc.	7,390,000	5,768
* Lealea Enterprise Co. Ltd.	14,563,000	5,741
Mercuries & Associates Holding Ltd.	6,597,526	5,649
Soft-World International Corp.	2,269,000	5,638
Hung Sheng Construction Ltd.	6,024,000	5,598
* Goldsun Building Materials Co. Ltd.	16,991,000	5,598
Wah Lee Industrial Corp.	2,796,000	5,487
Depo Auto Parts Ind Co. Ltd.	1,748,000	5,482
Tung Thih Electronic Co. Ltd.	1,005,000	5,440
IEI Integration Corp.	3,898,000	5,424
YC INOX Co. Ltd.	5,911,200	5,413
Kinik Co.	1,929,000	5,365
Systex Corp.	2,600,000	5,338
Shinkong Synthetic Fibers Corp.	15,812,000	5,279
Farglory Land Development Co. Ltd.	4,735,000	5,230

Aten International Co. Ltd.	1,715,000	5,179
Advanced Wireless Semiconductor Co.	2,079,000	5,162
* CMC Magnetics Corp.	30,868,000	5,145
FocalTech Systems Co. Ltd.	4,920,000	5,090
Taiwan PCB Techvest Co. Ltd.	4,710,000	5,051
* Ho Tung Chemical Corp.	15,494,459	5,050
* Motech Industries Inc.	6,447,883	5,010
Rechi Precision Co. Ltd.	4,972,000	5,005
Flytech Technology Co. Ltd.	1,664,000	4,928
Taiflex Scientific Co. Ltd.	2,698,920	4,899
YungShin Global Holding Corp.	3,486,000	4,894
Wowprime Corp.	1,036,000	4,816
Syncmold Enterprise Corp.	2,210,000	4,810
Yulon Nissan Motor Co. Ltd.	529,188	4,800
ScinoPharm Taiwan Ltd.	3,986,576	4,768
International Games System Co. Ltd.	846,000	4,757
BES Engineering Corp.	17,688,000	4,737
Sitronix Technology Corp.	1,581,000	4,715
* Ritek Corp.	24,366,586	4,690
Test Research Inc.	2,969,000	4,623
Cleanaway Co. Ltd.	776,000	4,568
* Gintech Energy Corp.	7,457,705	4,476
Darfon Electronics Corp.	4,273,000	4,470
Xxentria Technology Materials Corp.	2,017,000	4,425
Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	4,402
Everlight Chemical Industrial Corp.	6,884,200	4,356
Firich Enterprises Co. Ltd.	3,095,486	4,304
* Orient Semiconductor Electronics Ltd.	13,772,000	4,295
Hsin Kuang Steel Co. Ltd.	4,041,000	4,292
ITE Technology Inc.	3,336,000	4,277
CyberTAN Technology Inc.	6,098,000	4,211
* Taiwan Land Development Corp.	11,881,201	4,138
* Wei Chuan Foods Corp.	5,030,000	4,055
Kindom Construction Corp.	5,222,000	4,000
Formosa International Hotels Corp.	744,000	3,956
* Radium Life Tech Co. Ltd.	9,422,000	3,929
Adlink Technology Inc.	1,843,790	3,923
Gemtek Technology Corp.	3,989,000	3,844
Lingsen Precision Industries Ltd.	7,333,000	3,839
Test Rite International Co. Ltd.	4,897,000	3,838
Posiflex Technology Inc.	787,764	3,798
Nan Ya Printed Circuit Board Corp.	4,144,521	3,725
Chaun-Choung Technology Corp.	1,084,000	3,696
* Gigastorage Corp.	6,582,000	3,574
* Etron Technology Inc.	6,578,000	3,501
Tyntek Corp.	5,985,000	3,493
Sporton International Inc.	610,356	3,440
Zeng Hsing Industrial Co. Ltd.	777,000	3,426
momo.com Inc.	380,000	3,426
D-Link Corp.	7,598,000	3,400
Alpha Networks Inc.	3,710,000	3,338
* Microbio Co. Ltd.	4,422,000	3,336
Chlitina Holding Ltd.	674,000	3,304
Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	3,262
Brogent Technologies Inc.	407,000	3,258
Taiwan FamilyMart Co. Ltd.	497,000	3,243
TYC Brother Industrial Co. Ltd.	2,895,000	3,196

Altek Corp.	2,882,000	3,158
Nan Liu Enterprise Co. Ltd.	563,000	3,128
Global Mixed Mode Technology Inc.	1,333,000	3,127
Dynapack International Technology Corp.	1,939,000	3,076
* Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	3,054
Universal Cement Corp.	3,717,991	2,911
Sampo Corp.	6,331,000	2,904
Basso Industry Corp.	1,277,000	2,880
Taiwan Cogeneration Corp.	3,179,000	2,879
Swancor Holding Co. Ltd.	1,006,000	2,846
Unizyx Holding Corp.	5,295,000	2,805
L&K Engineering Co. Ltd.	2,341,000	2,792
Wisdom Marine Lines Co. Ltd.	2,783,844	2,773
Ability Enterprise Co. Ltd.	3,587,491	2,749
Li Cheng Enterprise Co. Ltd.	1,758,220	2,727
Weltrend Semiconductor	2,617,000	2,719
Asia Polymer Corp.	4,238,182	2,706
Globe Union Industrial Corp.	3,939,000	2,635
Jentech Precision Industrial Co. Ltd.	1,093,000	2,634
Long Bon International Co. Ltd.	5,204,000	2,622
* Ta Ya Electric Wire & Cable	5,754,000	2,621
* HannsTouch Solution Inc.	8,494,000	2,621
Federal Corp.	5,681,040	2,619
China Metal Products	2,658,000	2,592
Iron Force Industrial Co. Ltd.	717,000	2,591
* Silicon Integrated Systems Corp.	7,452,468	2,581
Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,577
Sonix Technology Co. Ltd.	2,123,000	2,556
KEE TAI Properties Co. Ltd.	7,078,000	2,536
Formosan Rubber Group Inc.	4,658,135	2,532
* Kuoyang Construction Co. Ltd.	4,577,000	2,524
Gigasolar Materials Corp.	316,000	2,510
Quanta Storage Inc.	2,255,000	2,471
* Ichia Technologies Inc.	4,266,000	2,411
Sinyi Realty Inc.	1,831,990	2,394
Toung Loong Textile Manufacturing	967,000	2,387
Taiyen Biotech Co. Ltd.	2,457,000	2,376
Taiwan Shin Kong Security Co. Ltd.	1,780,000	2,365
* Solartech Energy Corp.	4,499,000	2,338
* Shining Building Business Co. Ltd.	5,980,800	2,305
Masterlink Securities Corp.	7,376,670	2,276
Senao International Co. Ltd.	1,290,000	2,268
Global Brands Manufacture Ltd.	5,173,000	2,243
* Gold Circuit Electronics Ltd.	6,265,000	2,201
* CSBC Corp. Taiwan	4,433,000	2,171
* Unity Opto Technology Co. Ltd.	5,295,000	2,142
* Li Peng Enterprise Co. Ltd.	7,079,000	2,102
WUS Printed Circuit Co. Ltd.	3,243,600	2,066
* Elitegroup Computer Systems Co. Ltd.	3,216,000	2,065
Jess-Link Products Co. Ltd.	1,986,750	2,049
* Chimei Materials Technology Corp.	4,872,000	2,048
MIN AIK Technology Co. Ltd.	2,115,200	1,936
Sunrex Technology Corp.	3,246,904	1,934
Zinwell Corp.	1,943,000	1,929
China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,917
Cyberlink Corp.	852,000	1,902
Rich Development Co. Ltd.	5,537,000	1,901

*	ALI Corp.	2,977,000	1,863
*	AGV Products Corp.	7,062,370	1,829
	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,827
*	Concord Securities Co. Ltd.	5,500,000	1,799
*	Green Energy Technology Inc.	2,940,000	1,763
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	626,000	1,757
	ACES Electronic Co. Ltd.	2,045,000	1,751
*	Phihong Technology Co. Ltd.	3,758,000	1,714
	CHC Healthcare Group	1,412,899	1,713
	Supreme Electronics Co. Ltd.	1,710,000	1,661
	GeoVision Inc.	1,227,272	1,655
*	Medigen Biotechnology Corp.	1,336,000	1,650
	Huang Hsiang Construction Corp.	1,545,000	1,644
	Sheng Yu Steel Co. Ltd.	1,687,000	1,620
*	China Electric Manufacturing Corp.	4,538,000	1,619
	FSP Technology Inc.	1,896,120	1,591
	Chung Hwa Pulp Corp.	4,020,000	1,578
*	E-Ton Solar Tech Co. Ltd.	5,429,000	1,554
	Evergreen International Storage & Transport Corp.	3,228,000	1,544
	Green Seal Holding Ltd.	707,300	1,522
*	TWi Pharmaceuticals Inc.	527,000	1,472
	Infortrend Technology Inc.	2,973,000	1,465
	Tsann Kuen Enterprise Co. Ltd.	1,773,000	1,454
*	Lotus Pharmaceutical Co. Ltd.	862,000	1,436
	Sincere Navigation Corp.	2,046,000	1,416
	Chun Yuan Steel	3,524,000	1,390
	Kung Long Batteries Industrial Co. Ltd.	281,000	1,373
	San Shing Fastech Corp.	722,000	1,361
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,317
*	G Tech Optoelectronics Corp.	2,016,481	1,276
	Bank of Kaohsiung Co. Ltd.	3,595,284	1,198
*	Kuo Toong International Co. Ltd.	1,610,950	1,159
*	King's Town Construction Co. Ltd.	1,429,000	1,125
	Topkey Corp.	367,615	1,123
*	Dynamic Electronics Co. Ltd.	2,613,000	999
	Johnson Health Tech Co. Ltd.	787,000	946
	Chinese Maritime Transport Ltd.	755,370	779
	Nien Hsing Textile Co. Ltd.	804,375	694
	Advanced International Multitech Co. Ltd.	561,000	615
	ENG Electric Co. Ltd.	2,291,702	554
	Ambassador Hotel	565,000	449
*,3	XPEC Entertainment Inc.	988,965	448
*	Casetek Holdings Ltd. Rights Exp. 02/05/2018	308,364	164
	Taiwan Sanyo Electric Co. Ltd.	53,000	44
			14,224,217
Thailand (3.8%)
*	PTT PCL	17,038,900	267,521
*	CP ALL PCL (Local)	88,698,952	225,850
*	Airports of Thailand PCL	73,200,714	163,421
*	Siam Commercial Bank PCL (Local)	32,377,809	162,567
^	Siam Cement PCL NVDR	8,237,596	129,317
*	Advanced Info Service PCL (Local)	19,017,165	116,836
	PTT PCL (Foreign)	7,307,329	114,730
*	Central Pattana PCL	41,720,928	110,560
*	Bangkok Dusit Medical Services PCL	148,822,700	102,727
*	Kasikornbank PCL	13,106,555	96,152
*	PTT Exploration and Production PCL (Local)	23,188,905	88,053

	Kasikornbank PCL (Foreign)	11,086,787	81,688
	Kasikornbank PCL (XBKK)	11,109,000	81,498
*	Minor International PCL	55,046,830	77,265
	Siam Cement PCL (Foreign)	4,886,517	76,710
*	Energy Absolute PCL	27,468,527	59,281
*	Bangkok Bank PCL (Local)	8,678,686	57,295
*	Thai Oil PCL	17,491,100	57,215
	PTT Global Chemical PCL	18,281,338	56,137
^	Intouch Holdings PCL	29,414,750	53,989
*	PTT Global Chemical PCL (XBKK)	16,053,500	49,296
	Krung Thai Bank PCL (Foreign)	75,652,651	48,253
*	Banpu PCL (Local)	59,423,100	43,244
*	Home Product Center PCL	94,719,679	42,978
^	Siam Commercial Bank PCL	8,279,240	41,569
*	TMB Bank PCL	442,316,300	40,918
	Land & Houses PCL	104,054,280	38,570
*	Bumrungrad Hospital PCL	5,703,554	35,625
	Indorama Ventures PCL	19,925,164	35,597
*	Charoen Pokphand Foods PCL	45,482,000	34,242
^	IRPC PCL (Foreign)	145,337,859	34,076
*	Bangkok Expressway & Metro PCL	136,753,603	33,832
*	BTS Group Holdings PCL	130,839,000	33,541
*	Electricity Generating PCL	4,515,761	31,391
*	True Corp. PCL	140,779,977	30,306
*	Thai Union Group PCL	39,850,100	26,333
*	Kiatnakin Bank PCL	9,979,100	26,029
*	Thanachart Capital PCL	13,167,600	24,783
*	Bangchak Corp. PCL	18,256,698	24,314
*	Digital Telecommunications Infrastructure Fund	48,133,345	22,616
^	Charoen Pokphand Foods PCL (Foreign)	29,705,000	22,364
*	Central Plaza Hotel PCL	13,461,700	22,254
^	Ratchaburi Electricity Generating Holding PCL	12,496,500	21,849
*	BTS Rail Mass Transit Growth Infrastructure Fund	51,535,100	19,725
*	Robinson PCL	8,540,400	19,578
*	Krungthai Card PCL	2,554,500	19,558
*	Total Access Communication PCL (Local)	12,014,071	18,862
*	Jasmine Broadband Internet Infrastructure Fund	48,352,700	18,530
*	Delta Electronics Thailand PCL	7,530,061	18,489
*	Muangthai Leasing PCL	13,434,000	18,307
*	Berli Jucker PCL	9,974,700	18,290
*	Srisawad Corp. PCL	8,694,705	17,470
	Glow Energy PCL (Foreign)	6,332,855	17,215
*	Tisco Financial Group PCL	5,834,100	16,470
	Krung Thai Bank PCL	25,165,900	16,051
*	KCE Electronics PCL	6,735,898	16,005
*	Siam Cement PCL	985,100	15,464
*	CH Karnchang PCL	18,008,100	15,373
*	Sino-Thai Engineering & Construction PCL	19,225,200	15,141
^	Berli Jucker PCL (Foreign)	8,087,837	14,848
	Global Power Synergy PCL	5,491,700	14,558
*,2	Star Petroleum Refining PCL	27,085,000	14,427
*	Hana Microelectronics PCL	10,454,177	14,183
*	Supalai PCL Ordinary Shares	18,799,700	14,109
*	WHA Corp. PCL	103,907,300	13,999
	Tisco Financial Group PCL (XBKK)	4,883,800	13,787
*	Bangkok Land PCL	243,822,800	13,475
	Beauty Community PCL	18,849,803	13,330

*	Amata Corp. PCL	16,107,247	13,208
*	Siam Global House PCL	24,297,261	13,194
*	Quality Houses PCL	126,790,700	12,960
*	Esso Thailand PCL	20,986,377	12,731
*	Sansiri PCL (Local)	179,818,800	12,509
*	AP Thailand PCL	43,603,700	12,315
*	Carabao Group PCL	4,636,200	12,203
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	20,502,000	11,576
	Banpu PCL	15,728,247	11,446
*	VGI Global Media PCL	54,526,400	11,211
*	Bangkok Chain Hospital PCL	21,681,100	11,192
*	Indorama Ventures PCL (XBKK)	6,225,400	11,122
*	TPI Polene PCL	157,882,100	10,800
	Bangkok Life Assurance PCL	8,980,157	10,603
*	IRPC PCL	43,530,200	10,206
*	Siam City Cement PCL (Local)	1,187,568	10,201
*	TTW PCL	23,899,200	10,082
*	Major Cineplex Group PCL	10,489,000	9,936
*	Thai Airways International PCL	18,614,700	9,805
*	Workpoint Entertainment PCL	3,459,931	9,194
*	Thai Vegetable Oil PCL	8,417,000	9,136
*	Tipco Asphalt PCL	11,945,200	8,765
*	Superblock PCL	234,162,500	8,733
*	B Grimm Power PCL	8,955,076	8,415
	Pruksa Real Estate PCL	11,775,000	8,188
*	CK Power PCL	57,987,700	7,977
*	Italian-Thai Development PCL	62,983,300	7,962
*	Gunkul Engineering PCL	60,213,762	7,758
*	Vibhavadi Medical Center PCL	94,742,200	7,644
*	Thoresen Thai Agencies PCL	26,355,400	7,404
*	Jasmine International PCL	29,346,300	7,260
*	Chularat Hospital PCL	112,275,500	7,238
*	Taokaenoi Food & Marketing PCL	10,140,243	7,218
	Unique Engineering & Construction PCL	13,667,900	6,971
*	Dynasty Ceramic PCL	59,595,170	6,886
*	LPN Development PCL	16,392,200	6,209
*	Univentures PCL	18,314,200	6,014
*	PTG Energy PCL	8,783,700	5,998
*	IMPACT Growth REIT	12,120,400	5,847
*	Banpu Power PCL	6,854,900	5,787
*	TICON Industrial Connection PCL	10,273,500	5,697
*	Bangkok Airways PCL	12,175,100	5,639
*,^	True Corp. PCL (XBKK)	25,777,501	5,549
	Thai Union Frozen Products PCL (Foreign)	8,170,300	5,399
*	Sri Trang Agro-Industry PCL	13,445,100	5,311
*	SPCG PCL	6,731,533	5,266
*	Intouch Holdings PCL (XBKK)	2,661,500	4,885
*	Thaicom PCL	12,503,000	4,667
*	Precious Shipping PCL	12,566,800	4,590
*	TPI Polene Power PCL	17,629,700	4,530
^	BEC World PCL (Foreign)	12,037,572	4,495
*	Cal-Comp Electronics Thailand PCL	46,736,400	4,209
*	Samart Corp. PCL	11,620,400	4,154
*	GFPT PCL	9,532,000	4,072
	Thanachart Capital PCL (XBKK)	2,052,200	3,863
^	Siam City Cement PCL (Foreign)	434,041	3,728
	Supalai PCL NVDR	4,610,850	3,460

*	Thaifoods Group PCL	18,706,000	3,282
^	Central Pattana PCL (XBKK)	1,187,400	3,147
	Bangkok Bank PCL (Foreign)	350,900	2,484
*,3	Inter Far East Energy Corp.	25,054,900	2,480
*	Glow Energy PCL	837,700	2,277
*	BEC World PCL	5,752,100	2,148
*	Land & Houses PCL (XBKK)	4,999,500	1,853
*	Group Lease PCL	10,523,679	1,695
*	Krung Thai Bank PCL (XBKK)	2,591,100	1,653
*	Maybank Kim Eng Securities Thailand PCL	2,314,100	1,618
*	U City PCL	2,513,237,300	1,605
*	Thai Reinsurance PCL	25,744,602	1,503
^	Kiatnakin Bank PCL (XBKK)	547,100	1,427
^	Sri Trang Agro-Industry PCL Shares F	2,792,036	1,103
	Minor International PCL (Foreign)	662,651	930
^	Electricity Generating PCL (Foreign)	108,500	754
^	Italian-Thai Development PCL (XBKK)	5,491,200	694
*	Superblock PCL Warrants Exp. 08/30/2020	44,649,180	656
	CP ALL PCL (Foreign)	248,800	634
^	Group Lease PCL NVDR	2,827,000	455
*	Pruksa Holding PCL	277,400	215
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	6,561,153	82
	Siam Commercial Bank PCL (Foreign)	5,689	29
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,785,490	—
			3,836,178
Turkey (1.2%)
	Turkiye Garanti Bankasi AS	36,183,141	118,033
	Akbank Turk AS	35,112,798	101,772
	BIM Birlesik Magazalar AS	3,873,952	77,223
	Turkcell Iletisim Hizmetleri AS	18,468,396	76,641
	KOC Holding AS	13,950,007	67,879
	Tupras Turkiye Petrol Rafinerileri AS	2,112,635	64,803
	Eregli Demir ve Celik Fabrikalari TAS	23,674,294	62,593
	Turkiye Is Bankasi AS	24,577,006	52,515
	Haci Omer Sabanci Holding AS (Bearer)	14,901,020	45,390
*	Turk Hava Yollari AO	10,214,937	44,754
	Turkiye Vakiflar Bankasi TAO	19,334,456	38,606
	Turkiye Halk Bankasi AS	10,687,555	28,768
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,539,791	26,239
	Petkim Petrokimya Holding AS	11,982,991	25,308
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,667,903	24,423
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,713,860	23,995
	Tofas Turk Otomobil Fabrikasi AS	2,245,678	19,019
	Ford Otomotiv Sanayi AS	1,180,549	18,846
	Ulker Biskuvi Sanayi AS	2,800,749	17,686
*	Yapi ve Kredi Bankasi AS	14,207,298	17,581
	TAV Havalimanlari Holding AS	2,962,350	17,433
	Turkiye Sise ve Cam Fabrikalari AS	12,609,968	16,738
*	Turk Telekomunikasyon AS	9,199,420	15,475
	Arcelik AS	3,045,400	15,430
	Enka Insaat ve Sanayi AS	8,521,417	12,800
	Coca-Cola Icecek AS	1,321,705	12,643
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	14,032,581	12,600
	Tekfen Holding AS	2,586,575	11,143
	Turkiye Sinai Kalkinma Bankasi AS	23,388,954	10,075
	Soda Sanayii AS	5,601,655	7,570
*	Koza Altin Isletmeleri AS	723,336	7,331

	Aygaz AS	1,457,751	6,175
	AG Anadolu Grubu Holding AS	757,359	5,994
	Turk Traktor ve Ziraat Makineleri AS	271,360	5,700
	Trakya Cam Sanayii AS	4,418,991	5,679
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,352,857	5,098
*	Pegasus Hava Tasimaciligi AS	463,032	4,396
*	Migros Ticaret AS	558,869	3,899
*	Dogus Otomotiv Servis ve Ticaret AS	1,475,064	3,481
*	Dogan Sirketler Grubu Holding AS	14,235,709	3,219
	Otokar Otomotiv Ve Savunma Sanayi A.S.	89,815	2,948
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	184,961	2,814
	Cimsa Cimento Sanayi VE Ticaret AS	731,520	2,720
*	Aksa Enerji Uretim AS Class B	1,999,979	2,657
	Aksa Akrilik Kimya Sanayii AS	660,379	2,627
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,988,034	2,495
*	Vestel Elektronik Sanayi ve Ticaret AS	904,507	2,460
*	Logo Yazilim Sanayi Ve Ticaret AS	156,538	2,407
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,816,293	2,279
	Akcansa Cimento AS	743,848	2,256
*	Zorlu Enerji Elektrik Uretim AS	3,988,238	2,129
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,448,989	2,006
	Is Gayrimenkul Yatirim Ortakligi AS	4,955,680	1,909
*	Sekerbank TAS	3,847,458	1,900
*	Afyon Cimento Sanayi TAS	741,444	1,533
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	84,959	1,531
	Anadolu Cam Sanayii AS	1,669,230	1,460
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,549,048	1,360
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,267,381	1,359
*	Aksigorta AS	966,287	1,022
	EGE Endustri VE Ticaret AS	10,840	1,019
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,393,437	994
	Albaraka Turk Katilim Bankasi AS	2,288,955	973
	Tat Gida Sanayi AS	592,839	913
*	Ihlas Holding AS	6,574,294	909
	Anadolu Hayat Emeklilik AS	374,246	741
*	Gubre Fabrikalari TAS	564,159	675
*	NET Holding AS	976,703	637
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,216	623
	Alarko Holding AS	269,472	513
*	Bagfas Bandirma Gubre Fabrikalari AS	175,462	483
	AvivaSA Emeklilik ve Hayat AS	91,652	434
	Turcas Petrol AS	633,476	409
*	Bizim Toptan Satis Magazalari AS	152,937	331
	Konya Cimento Sanayii AS	4,231	294
*	Akenerji Elektrik Uretim AS	914,448	248
	Adana Cimento Sanayii TAS Class A	146,658	244
*,3	Asya Katilim Bankasi AS	6,317,442	—
			1,187,265
United Arab Emirates (0.8%)
	Emirates Telecommunications Group Co. PJSC	29,155,219	141,285
	First Abu Dhabi Bank PJSC	46,080,248	140,379
	Emaar Properties PJSC	60,349,768	108,005
	DP World Ltd.	2,800,370	74,128
	Abu Dhabi Commercial Bank PJSC	32,679,144	64,517
	Dubai Islamic Bank PJSC	21,358,249	35,433
	Aldar Properties PJSC	55,461,423	34,590
	DAMAC Properties Dubai Co. PJSC	29,549,996	26,816

	Emaar Malls PJSC			35,904,734	22,562
*	Emaar Development PJSC			13,909,677	21,435
	Dubai Investments PJSC			27,311,782	17,945
*	Abu Dhabi National Oil Co. for Distribution PJSC			21,093,277	15,448
	Air Arabia PJSC			42,690,213	15,094
*	Dana Gas PJSC			54,261,690	11,097
	Al Waha Capital PJSC			18,946,039	10,678
*	Dubai Financial Market PJSC			34,617,954	10,535
*	DXB Entertainments PJSC			59,170,622	10,322
	Amanat Holdings PJSC			24,583,888	10,027
*	Arabtec Holding PJSC			12,858,866	9,127
*	Union Properties PJSC			22,887,770	6,156
*	Deyaar Development PJSC			34,487,159	5,484
*	Eshraq Properties Co. PJSC			21,838,704	4,442
	RAK Properties PJSC			20,584,860	4,304
	National Central Cooling Co. PJSC			8,318,553	4,074
*	Drake & Scull International PJSC			4,230,859	2,460
	Aramex PJSC			1,855,687	2,122
*	Amlak Finance PJSC			5,398,387	1,485
	Union National Bank PJSC			387,618	421
					810,371
Total Common Stocks (Cost $75,288,046)					99,873,738
Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd. (Cost $4,972)			32,051,576	5,291
		Coupon
Temporary Cash Investments (2.0%)1
Money Market Fund (2.0%)
4,5 Vanguard Market Liquidity Fund		1.545%		19,958,804	1,995,880

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	1.209%	2/8/18	10,000	9,998
6	United States Treasury Bill	1.432%	4/26/18	13,100	13,057
6	United States Treasury Bill	1.370%	5/17/18	3,000	2,987
					26,042
Total Temporary Cash Investments (Cost $2,021,969)					2,021,922
Total Investments (101.0%) (Cost $77,314,987)					101,900,951
Other Assets and Liabilities-Net (-1.0%)5,6					(1,010,670)
Net Assets (100%)					100,890,281

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $945,092,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $1,171,274,000, representing 1.2% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $1,117,543,000 of collateral received for securities on loan.
6 Securities with a value of $26,042,000 and cash of $2,993,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
PP—Private Placement.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	March 2018	11,650	732,669	63,598
E-mini S&P 500 Index	March 2018	500	70,645	(360)
				63,238

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Alibaba Group Holding Ltd. ADR	4/24/18	GSI	101,211	(1.621)[1]	11,118

Odontoprev SA	7/19/18	MSCS	4,073	1.646[2]	103
					11,221
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services Inc.
1 Payment received/paid monthly.
2 Payment received/paid quarterly.

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes.

After January 31, 2018, the counterparty posted collateral of $4,460,000 in connection with open total return swap contracts as of January 31, 2018.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Emerging Markets Stock Index Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	7,059,851	6,567,949	7,391
Common Stocks—Other	5,686,429	80,269,918	282,200
Preferred Stocks	—	5,291	—
Temporary Cash Investments	1,995,880	26,042	—
Futures Contracts—Assets[1]	6,149	—	—
Swap Contracts—Assets	—	11,221	—
Total	14,748,309	86,880,421	289,591
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities

Emerging Markets Stock Index Fund

valued at $5,716,390,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at January 31, 2018, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate that is based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level,

Emerging Markets Stock Index Fund

triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. At January 31, 2018, the cost of investment securities for tax purposes was $77,507,272,000. Net unrealized appreciation of investment securities for tax purposes was $24,393,679,000, consisting of unrealized gains of $31,086,708,000 on securities that had risen in value since their purchase and $6,693,029,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)1
Australia (4.7%)
Commonwealth Bank of Australia	2,962,870	187,982
Westpac Banking Corp.	5,742,933	143,085
BHP Billiton Ltd.	5,433,146	132,869
Australia & New Zealand Banking Group Ltd.	4,964,981	114,042
National Australia Bank Ltd.	4,520,832	105,909
CSL Ltd.	768,311	90,338
Wesfarmers Ltd.	1,911,803	67,434
Woolworths Group Ltd.	2,191,911	47,606
Rio Tinto Ltd.	699,704	43,080
Macquarie Group Ltd.	519,145	43,077
Woodside Petroleum Ltd.	1,427,819	38,121
Transurban Group	3,757,256	36,376
Scentre Group	8,680,163	29,127
South32 Ltd.	8,933,606	27,434
Westfield Corp.	3,266,402	24,193
Suncorp Group Ltd.	2,188,618	24,066
Newcrest Mining Ltd.	1,308,109	23,923
Insurance Australia Group Ltd.	4,023,028	23,430
Amcor Ltd.	1,965,672	22,985
* Origin Energy Ltd.	2,995,961	22,442
Brambles Ltd.	2,710,042	21,552
AMP Ltd.	5,026,667	21,232
AGL Energy Ltd.	1,113,714	20,983
Aristocrat Leisure Ltd.	1,089,402	20,932
Telstra Corp. Ltd.	7,058,921	20,870
QBE Insurance Group Ltd.	2,336,807	20,260
Goodman Group	3,002,262	19,592
Treasury Wine Estates Ltd.	1,234,694	17,007
ASX Ltd.	331,727	14,597
Stockland	4,165,282	14,207
Sonic Healthcare Ltd.	715,928	13,722
Cochlear Ltd.	96,948	13,531
Dexus	1,761,157	13,519
Tabcorp Holdings Ltd.	3,206,161	13,346
James Hardie Industries plc	759,710	13,294
Boral Ltd.	2,031,237	13,052
Medibank Pvt Ltd.	4,740,913	12,766
Caltex Australia Ltd.	452,604	12,668
LendLease Group	979,562	12,448
GPT Group	3,069,753	12,443
APA Group	1,918,017	12,417
Aurizon Holdings Ltd.	3,299,484	12,413
Ramsay Health Care Ltd.	223,371	12,320
* Santos Ltd.	3,004,253	12,310
Oil Search Ltd.	1,997,370	12,182
Vicinity Centres	5,493,359	11,942
Computershare Ltd.	839,784	11,272
Mirvac Group	6,294,905	11,186
BlueScope Steel Ltd.	952,503	11,061

Fortescue Metals Group Ltd.	2,764,694	10,979
Challenger Ltd.	992,408	10,878
Sydney Airport	1,904,825	10,453
Orica Ltd.	656,766	10,130
SEEK Ltd.	607,126	9,557
Incitec Pivot Ltd.	2,961,819	8,866
Alumina Ltd.	4,192,973	8,108
Bendigo & Adelaide Bank Ltd.	837,402	7,888
Star Entertainment Grp Ltd.	1,427,031	6,960
Bank of Queensland Ltd.	661,250	6,587
Crown Resorts Ltd.	588,631	6,274
CIMIC Group Ltd.	159,867	6,071
Coca-Cola Amatil Ltd.	870,913	5,879
Iluka Resources Ltd.	692,709	5,622
Qantas Airways Ltd.	1,298,532	5,503
Orora Ltd.	2,033,834	5,325
Downer EDI Ltd.	985,566	5,322
Macquarie Atlas Roads Group	1,109,002	5,131
IOOF Holdings Ltd.	559,554	4,966
Ansell Ltd.	239,463	4,843
REA Group Ltd.	80,262	4,768
Magellan Financial Group Ltd.	214,584	4,756
ALS Ltd.	838,196	4,690
Whitehaven Coal Ltd.	1,145,261	4,544
Healthscope Ltd.	2,919,990	4,543
Metcash Ltd.	1,630,949	4,206
AusNet Services	2,934,346	4,005
* WorleyParsons Ltd.	339,427	3,966
^ Domino's Pizza Enterprises Ltd.	101,597	3,918
Adelaide Brighton Ltd.	736,667	3,854
Flight Centre Travel Group Ltd.	93,343	3,835
DuluxGroup Ltd.	648,310	3,808
OZ Minerals Ltd.	497,202	3,738
Sims Metal Management Ltd.	276,084	3,651
CSR Ltd.	840,999	3,406
Harvey Norman Holdings Ltd.	892,748	3,241
Perpetual Ltd.	72,650	3,062
TPG Telecom Ltd.	597,549	3,059
Platinum Asset Management Ltd.	384,661	2,576
Vocus Group Ltd.	1,010,586	2,431
Nufarm Ltd.	365,724	2,345
Shopping Centres Australasia Property Group	1,237,125	2,246
Fairfax Media Ltd.	3,899,195	2,235
* Domain Holdings Australia Ltd.	372,140	948
Seven West Media Ltd.	1,389,061	631
		1,906,447
Austria (0.2%)
Erste Group Bank AG	487,037	24,532
OMV AG	242,921	15,641
voestalpine AG	193,451	12,566
* Raiffeisen Bank International AG	216,407	9,303
ANDRITZ AG	121,158	7,274
Vienna Insurance Group AG Wiener Versicherung Gruppe	61,480	2,181
Telekom Austria AG Class A	223,033	2,156
		73,653

Belgium (0.8%)
Anheuser-Busch InBev SA/NV	1,286,138	145,668
KBC Group NV	466,116	44,816
UCB SA	207,410	18,079
Ageas	327,730	17,328
Solvay SA Class A	119,634	17,322
* Umicore SA	316,297	16,651
Groupe Bruxelles Lambert SA	123,556	14,555
Proximus SADP	240,559	8,113
Ackermans & van Haaren NV	36,924	6,882
* Telenet Group Holding NV	80,764	6,213
Colruyt SA	109,375	6,055
bpost SA	170,101	5,656
Sofina SA	25,499	4,445
		311,783
Brazil (1.9%)
Itau Unibanco Holding SA ADR	4,569,055	74,933
Banco Bradesco SA ADR	5,002,688	63,534
Vale SA Class B ADR	3,697,879	48,405
* Petroleo Brasileiro SA ADR Preference Shares	2,966,608	36,756
Ambev SA ADR	4,635,066	31,843
* Petroleo Brasileiro SA ADR	2,124,726	28,386
Itausa - Investimentos Itau SA Preference Shares	6,593,467	27,425
B3 SA - Brasil Bolsa Balcao	3,338,329	27,347
Vale SA	1,725,235	22,484
Banco do Brasil SA	1,777,886	22,149
Ambev SA	2,772,940	19,117
Ultrapar Participacoes SA	720,937	18,461
Banco Bradesco SA	1,373,846	16,967
Cielo SA	1,881,276	15,878
Lojas Renner SA	1,215,201	14,442
Kroton Educacional SA	2,559,892	13,033
BB Seguridade Participacoes SA	1,151,428	11,251
* BRF SA	903,162	10,022
Raia Drogasil SA	365,370	9,672
CCR SA	1,927,079	9,481
* Rumo SA	1,790,742	8,022
Itau Unibanco Holding SA Preference Shares	463,155	7,601
WEG SA	1,020,424	7,588
Banco Santander Brasil SA	666,100	7,499
Hypermarcas SA	631,033	7,198
Lojas Americanas SA Preference Shares	1,325,100	7,037
Telefonica Brasil SA Preference Shares	406,235	6,868
Fibria Celulose SA	387,500	6,669
Cia de Saneamento Basico do Estado de Sao Paulo	576,117	6,580
Embraer SA ADR	257,811	6,510
Equatorial Energia SA	292,826	6,437
Localiza Rent a Car SA	790,789	6,394
Klabin SA	1,129,484	6,317
* Petroleo Brasileiro SA	851,132	5,695
BR Malls Participacoes SA	1,412,570	5,695
JBS SA	1,768,474	5,578
Telefonica Brasil SA ADR	313,355	5,314
Estacio Participacoes SA	434,200	4,772
TIM Participacoes SA	1,124,030	4,764
Suzano Papel e Celulose SA	733,000	4,753
Gerdau SA Preference Shares	881,986	3,992

	Qualicorp SA	412,100	3,959
	Gerdau SA ADR	848,446	3,801
	Bradespar SA Preference Shares	381,500	3,747
	Itau Unibanco Holding SA	259,954	3,619
	Cosan SA Industria e Comercio	260,434	3,569
	Multiplan Empreendimentos Imobiliarios SA	153,039	3,487
	Natura Cosmeticos SA	312,331	3,423
*	Centrais Eletricas Brasileiras SA	523,899	3,341
	Cia Brasileira de Distribuicao ADR	141,302	3,330
*	Petrobras Distribuidora SA	499,167	3,290
	Fleury SA	333,300	3,139
	Centrais Eletricas Brasileiras SA Preference Shares	392,076	2,916
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	123,330	2,915
	Engie Brasil Energia SA	239,208	2,701
*	Petroleo Brasileiro SA Preference Shares	433,739	2,685
	Braskem SA Preference Shares	168,100	2,610
	M Dias Branco SA	144,986	2,607
*	Atacadao Distribuicao Comercio e Industria Ltda	503,112	2,542
	Smiles Fidelidade SA	97,030	2,502
	Sul America SA	378,712	2,414
	Odontoprev SA	458,400	2,393
	Braskem SA ADR	76,844	2,391
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	639,800	2,385
*,^	Cia Siderurgica Nacional SA ADR	676,663	2,301
	Porto Seguro SA	161,312	2,237
	Banco BTG Pactual SA	334,905	2,225
	EDP - Energias do Brasil SA	510,945	2,200
	Transmissora Alianca de Energia Eletrica SA	333,644	2,111
^	Cia Energetica de Minas Gerais ADR	776,720	1,810
	Sao Martinho SA	297,800	1,761
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	82,224	1,737
	Cia Energetica de Minas Gerais Preference Shares	728,137	1,712
*	Azul SA Prior Preference Shares.	169,300	1,650
	Lojas Americanas SA	338,705	1,385
	Embraer SA	219,400	1,378
*	Cia Siderurgica Nacional SA	395,800	1,367
	Grendene SA	143,000	1,313
*	IRB Brasil Resseguros S/A	110,000	1,296
*	BRF SA ADR	108,300	1,205
^	Cia Paranaense de Energia ADR	154,974	1,201
	TIM Participacoes SA ADR	51,313	1,079
	AES Tiete Energia SA	265,489	1,040
	Multiplus SA	73,123	809
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	32,668	621
	Cia Paranaense de Energia	46,100	314
*	Cia Energetica de Minas Gerais Class A	109,769	239
*	Cia Energetica de Minas Gerais Preference Shares	99,028	232
	Banco Bradesco SA Preference Shares	13,354	171
*	Cia Energetica de Minas Gerais	26,350	57
	Cia Paranaense de Energia Preference Shares	4,200	32
	Itausa - Investimentos Itau SA	2,107	9
			756,127
Canada (5.6%)
	Royal Bank of Canada	2,464,756	211,047
	Toronto-Dominion Bank	3,145,279	191,325
	Bank of Nova Scotia	2,044,684	135,847
	Enbridge Inc.	2,797,919	102,431

Suncor Energy Inc.	2,826,206	102,387
Canadian National Railway Co.	1,269,872	101,776
Bank of Montreal	1,101,974	90,783
Canadian Imperial Bank of Commerce	743,679	73,679
Manulife Financial Corp.	3,338,993	70,852
Canadian Natural Resources Ltd.	2,011,488	68,669
TransCanada Corp.	1,469,375	67,651
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,404,536	58,785
* Nutrien Ltd.	1,093,731	57,221
Canadian Pacific Railway Ltd.	245,108	45,383
Sun Life Financial Inc.	1,034,650	44,894
Alimentation Couche-Tard Inc. Class B	711,966	37,248
Magna International Inc.	575,960	32,900
Waste Connections Inc.	445,448	32,014
National Bank of Canada	581,668	30,190
Rogers Communications Inc. Class B	609,623	29,752
Pembina Pipeline Corp.	848,437	28,923
Barrick Gold Corp. (Toronto Shares)	1,897,818	27,295
Fortis Inc.	703,950	24,873
* CGI Group Inc. Class A	425,326	24,344
Fairfax Financial Holdings Ltd.	46,221	24,313
Dollarama Inc.	175,751	24,031
Franco-Nevada Corp.	308,837	23,615
Restaurant Brands International Inc.	389,684	23,539
BCE Inc.	502,757	23,511
Teck Resources Ltd. Class B	794,006	23,058
Constellation Software Inc.	34,041	22,005
Goldcorp Inc.	1,483,128	21,234
Encana Corp.	1,672,450	20,681
Thomson Reuters Corp.	475,934	20,597
Cenovus Energy Inc.	2,095,273	19,982
Intact Financial Corp.	235,237	19,723
Agnico Eagle Mines Ltd.	396,227	18,745
Loblaw Cos. Ltd.	342,747	18,567
Power Corp. of Canada	664,197	16,950
Shaw Communications Inc. Class B	750,865	16,391
Wheaton Precious Metals Corp.	752,587	16,257
^ Canadian Tire Corp. Ltd. Class A	108,595	15,153
Imperial Oil Ltd.	433,163	13,618
SNC-Lavalin Group Inc.	300,972	13,314
Metro Inc.	389,658	13,039
Great-West Lifeco Inc.	460,349	13,017
Saputo Inc.	377,892	13,005
TELUS Corp.	337,781	12,718
Inter Pipeline Ltd.	649,992	12,461
* BlackBerry Ltd.	911,040	11,555
Power Financial Corp.	410,710	11,329
* Valeant Pharmaceuticals International Inc.	588,271	10,895
RioCan REIT	555,336	10,876
CI Financial Corp.	442,299	10,647
2 Hydro One Ltd.	507,103	9,157
* Husky Energy Inc.	514,392	7,540
Crescent Point Energy Corp.	922,845	7,278
* Tourmaline Oil Corp.	442,667	7,151
George Weston Ltd.	76,648	6,713
ARC Resources Ltd.	592,275	6,515
Canadian Utilities Ltd. Class A	194,849	5,768

* Turquoise Hill Resources Ltd.	1,666,292	5,080
IGM Financial Inc.	137,474	4,910
Barrick Gold Corp.	88,206	1,268
Brookfield Asset Management Inc. Class A	19,799	829
Restaurant Brands International LP	1,203	72
Potash Corp. of Saskatchewan Inc.		—
		2,267,376
Chile (0.3%)
Empresas COPEC SA	710,829	12,345
SACI Falabella	976,413	10,244
Latam Airlines Group SA	590,497	10,158
Enel Americas SA ADR	706,146	8,318
Banco Santander Chile ADR	219,828	7,485
Banco de Chile	42,818,067	7,334
Empresas CMPC SA	1,843,158	7,302
Sociedad Quimica y Minera de Chile SA ADR	127,482	7,187
Cencosud SA	2,216,596	6,925
Banco de Credito e Inversiones	76,375	5,832
Enel Generacion Chile SA ADR	139,225	4,006
Cia Cervecerias Unidas SA	250,333	3,674
Parque Arauco SA	964,593	3,176
Aguas Andinas SA Class A	4,615,309	3,108
Itau CorpBanca	280,189,402	2,854
Colbun SA	11,360,295	2,819
Enel Americas SA	11,855,316	2,774
Empresa Nacional de Telecomunicaciones SA	216,186	2,590
Enel Chile SA ADR	336,671	2,121
Embotelladora Andina SA Preference Shares	430,315	2,102
Enel Chile SA	16,085,679	2,029
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	33,974	1,907
Banco Santander Chile	19,214,089	1,635
SONDA SA	728,042	1,511
AES Gener SA	3,986,955	1,288
Enel Generacion Chile SA	1,087,528	1,037
		121,761
China (6.7%)
Tencent Holdings Ltd.	9,047,527	534,595
* Alibaba Group Holding Ltd. ADR	912,134	186,340
China Construction Bank Corp.	151,584,544	174,030
Industrial & Commercial Bank of China Ltd.	132,613,640	124,918
Ping An Insurance Group Co. of China Ltd.	8,465,189	99,703
China Mobile Ltd.	8,992,567	94,695
Bank of China Ltd.	129,626,788	77,690
* Baidu Inc. ADR	233,150	57,569
China Life Insurance Co. Ltd.	12,676,341	42,684
CNOOC Ltd.	27,045,400	42,512
China Petroleum & Chemical Corp.	43,541,284	37,638
* JD.com Inc. ADR	638,411	31,429
China Merchants Bank Co. Ltd.	6,431,820	31,402
PetroChina Co. Ltd.	35,773,234	28,232
Agricultural Bank of China Ltd.	43,708,233	26,742
Geely Automobile Holdings Ltd.	8,147,610	25,920
China Overseas Land & Investment Ltd.	6,535,820	25,276
China Pacific Insurance Group Co. Ltd.	4,386,895	22,175
NetEase Inc. ADR	61,751	19,770
Country Garden Holdings Co. Ltd.	9,110,756	19,570

	China Resources Land Ltd.	4,567,214	18,177
	China Shenhua Energy Co. Ltd.	5,845,888	18,165
	Sunac China Holdings Ltd.	3,722,164	17,765
	CSPC Pharmaceutical Group Ltd.	7,507,115	16,630
*,^	China Evergrande Group	4,945,377	16,286
	PICC Property & Casualty Co. Ltd.	7,698,396	15,926
	Sunny Optical Technology Group Co. Ltd.	1,122,419	15,471
*	China Unicom Hong Kong Ltd.	9,502,713	14,245
*	Ctrip.com International Ltd. ADR	298,129	13,946
	CITIC Ltd.	8,519,275	13,408
	Sino Biopharmaceutical Ltd.	7,224,268	13,252
*	SINA Corp.	107,556	12,611
	Shenzhou International Group Holdings Ltd.	1,208,915	12,449
	China Telecom Corp. Ltd.	24,117,541	11,945
	Brilliance China Automotive Holdings Ltd.	4,662,396	11,854
	Hengan International Group Co. Ltd.	1,233,308	11,816
	China CITIC Bank Corp. Ltd.	14,383,362	11,809
	Bank of Communications Co. Ltd.	13,509,925	11,667
^	BYD Co. Ltd.	1,184,855	11,148
	Anhui Conch Cement Co. Ltd.	2,027,155	11,123
	China Vanke Co. Ltd.	2,280,198	11,107
	China Minsheng Banking Corp. Ltd.	9,579,361	10,927
	China Taiping Insurance Holdings Co. Ltd.	2,483,764	10,692
	CITIC Securities Co. Ltd.	3,987,990	10,575
	New Oriental Education & Technology Group Inc. ADR	113,986	10,497
	China Resources Beer Holdings Co. Ltd.	2,695,860	10,180
	ANTA Sports Products Ltd.	2,062,368	9,895
	New China Life Insurance Co. Ltd.	1,509,538	9,795
	Haitong Securities Co. Ltd.	6,008,193	9,788
	ENN Energy Holdings Ltd.	1,249,712	9,656
	China Communications Construction Co. Ltd.	7,842,026	9,337
	Fosun International Ltd.	3,863,635	9,096
2	China Huarong Asset Management Co. Ltd.	16,947,874	8,550
	Guangzhou Automobile Group Co. Ltd.	3,759,605	8,474
2	People's Insurance Co. Group of China Ltd.	14,787,161	8,425
	Longfor Properties Co. Ltd.	2,457,934	8,021
	China Gas Holdings Ltd.	2,700,515	7,884
	TAL Education Group ADR	240,513	7,834
	China Conch Venture Holdings Ltd.	2,736,869	7,656
	Sinopharm Group Co. Ltd.	1,726,503	7,609
	Guangdong Investment Ltd.	4,921,851	7,318
	Haier Electronics Group Co. Ltd.	2,046,646	6,987
	China Cinda Asset Management Co. Ltd.	16,343,693	6,904
	China Everbright International Ltd.	4,370,967	6,657
	CRRC Corp. Ltd.	6,700,053	6,622
	Lenovo Group Ltd.	11,450,802	6,592
2	Postal Savings Bank of China Co. Ltd.	9,817,000	6,554
2	Huatai Securities Co. Ltd.	2,858,175	6,463
	Dongfeng Motor Group Co. Ltd.	4,932,627	6,423
	Kingboard Chemical Holdings Ltd.	1,163,048	6,364
	Great Wall Motor Co. Ltd.	5,209,803	6,331
^	Fullshare Holdings Ltd.	13,114,594	6,171
	Shimao Property Holdings Ltd.	2,022,628	6,002
	China Resources Power Holdings Co. Ltd.	3,180,409	5,864
*	58.com Inc. ADR	72,829	5,818
	Yanzhou Coal Mining Co. Ltd.	3,292,246	5,726
	GF Securities Co. Ltd.	2,568,426	5,723

	China Merchants Port Holdings Co. Ltd.	2,094,031	5,521
	China Jinmao Holdings Group Ltd.	8,262,005	5,378
	Beijing Enterprises Holdings Ltd.	859,481	5,274
	TravelSky Technology Ltd.	1,686,703	5,264
2	CGN Power Co. Ltd.	18,561,267	5,243
2	China Galaxy Securities Co. Ltd.	6,351,277	5,174
^	China National Building Material Co. Ltd.	4,855,959	5,152
^	China Molybdenum Co. Ltd.	6,629,571	5,087
	Guangzhou R&F Properties Co. Ltd.	1,735,933	4,858
	Zijin Mining Group Co. Ltd.	9,595,955	4,838
^	Beijing Enterprises Water Group Ltd.	6,708,280	4,818
	China Railway Group Ltd.	6,241,352	4,780
*	Vipshop Holdings Ltd. ADR	288,286	4,765
*	Zhuzhou CRRC Times Electric Co. Ltd.	850,009	4,702
	Kingsoft Corp. Ltd.	1,376,944	4,699
	Kunlun Energy Co. Ltd.	4,725,523	4,688
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	801,758	4,659
*	ZTE Corp.	1,259,788	4,571
*,^	Aluminum Corp. of China Ltd.	6,699,377	4,531
	Huaneng Power International Inc.	7,029,982	4,522
	China Medical System Holdings Ltd.	2,086,715	4,467
	Air China Ltd.	3,060,115	4,461
	China Resources Gas Group Ltd.	1,344,547	4,428
	Chongqing Rural Commercial Bank Co. Ltd.	4,834,070	4,366
	Beijing Capital International Airport Co. Ltd.	2,850,557	4,328
	Yangzijiang Shipbuilding Holdings Ltd.	3,532,345	4,296
	China State Construction International Holdings Ltd.	2,946,567	4,253
	Agile Group Holdings Ltd.	2,347,637	4,206
	China Southern Airlines Co. Ltd.	3,183,017	4,146
	China Longyuan Power Group Corp. Ltd.	5,677,785	4,144
	Nine Dragons Paper Holdings Ltd.	2,632,292	4,084
	Weichai Power Co. Ltd.	3,239,438	4,041
	Sino-Ocean Group Holding Ltd.	4,820,754	3,980
*	ZTO Express Cayman Inc. ADR	246,180	3,892
	Autohome Inc. ADR	45,388	3,780
	Far East Horizon Ltd.	3,492,070	3,754
	China Railway Construction Corp. Ltd.	3,060,245	3,716
*,2	Wuxi Biologics Cayman Inc.	538,000	3,697
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,406,177	3,674
	China Oilfield Services Ltd.	3,038,300	3,616
*	Weibo Corp. ADR	27,869	3,611
*,2	China Resources Pharmaceutical Group Ltd.	2,736,000	3,601
2	BAIC Motor Corp. Ltd.	2,302,192	3,596
2	Fuyao Glass Industry Group Co. Ltd.	840,710	3,550
	Sinopec Shanghai Petrochemical Co. Ltd.	5,804,331	3,544
	KWG Property Holding Ltd.	2,094,409	3,529
	Tsingtao Brewery Co. Ltd.	632,108	3,519
*	GCL-Poly Energy Holdings Ltd.	20,350,024	3,500
	China Everbright Ltd.	1,388,465	3,416
*,2	Guotai Junan Securities Co. Ltd.	1,341,600	3,395
2	Dali Foods Group Co. Ltd.	3,439,197	3,372
*,2	3SBio Inc.	1,647,075	3,361
	Jiangxi Copper Co. Ltd.	1,988,248	3,359
	BYD Electronic International Co. Ltd.	1,291,500	3,173
	Jiangsu Expressway Co. Ltd.	2,032,544	3,126
*,2	Meitu Inc.	2,250,500	3,115
	COSCO SHIPPING Ports Ltd.	2,951,985	3,085

	China Lodging Group Ltd. ADR	20,261	3,029
	Haitian International Holdings Ltd.	956,063	3,002
	China Everbright Bank Co. Ltd.	5,239,872	2,966
	Kingboard Laminates Holdings Ltd.	1,673,870	2,940
	Huaneng Renewables Corp. Ltd.	8,463,075	2,925
*,^	Alibaba Pictures Group Ltd.	20,888,648	2,908
	Lee & Man Paper Manufacturing Ltd.	2,460,743	2,890
	Shenzhen International Holdings Ltd.	1,391,589	2,813
	Zhejiang Expressway Co. Ltd.	2,341,267	2,765
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,733,254	2,759
	China Communications Services Corp. Ltd.	4,261,612	2,700
^	China Traditional Chinese Medicine Holdings Co. Ltd.	4,079,794	2,684
	Sihuan Pharmaceutical Holdings Group Ltd.	6,909,000	2,653
*,^	Alibaba Health Information Technology Ltd.	5,013,236	2,619
	Logan Property Holdings Co. Ltd.	1,722,000	2,614
2	Sinopec Engineering Group Co. Ltd.	2,423,881	2,610
	Zhongsheng Group Holdings Ltd.	1,037,548	2,600
2	China International Capital Corp. Ltd.	1,157,926	2,597
*,2	China Literature Ltd.	249,600	2,586
	China Reinsurance Group Corp.	10,903,576	2,561
*,2	China Merchants Securities Co. Ltd.	1,481,000	2,503
*,^	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	2,487
^	Luye Pharma Group Ltd.	2,788,930	2,486
*	Momo Inc. ADR	78,609	2,479
^	GOME Retail Holdings Ltd.	18,717,203	2,371
	Shenzhen Investment Ltd.	5,256,281	2,343
	China Eastern Airlines Corp. Ltd.	2,587,145	2,340
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,485,215	2,255
2	Legend Holdings Corp.	616,970	2,229
	Shanghai Industrial Holdings Ltd.	759,587	2,219
^	Greentown China Holdings Ltd.	1,268,520	2,213
	Yuexiu Property Co. Ltd.	10,302,772	2,209
	AviChina Industry & Technology Co. Ltd.	4,054,954	2,172
	China Resources Cement Holdings Ltd.	2,821,334	2,122
*	Li Ning Co. Ltd.	2,622,117	2,109
	Sinotrans Ltd.	3,387,860	2,055
	China Power International Development Ltd.	7,499,691	2,046
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,706,328	2,005
^	Angang Steel Co. Ltd.	1,769,537	1,922
^	BBMG Corp.	3,776,760	1,874
*	Shanghai Electric Group Co. Ltd.	4,581,316	1,860
	SOHO China Ltd.	3,122,994	1,852
2	China Railway Signal & Communication Corp. Ltd.	2,399,068	1,850
	Chongqing Changan Automobile Co. Ltd. Class B	1,591,051	1,800
	China National Materials Co. Ltd.	1,960,369	1,786
	China Coal Energy Co. Ltd.	3,451,638	1,781
*	Poly Property Group Co. Ltd.	3,202,998	1,770
*	Health and Happiness H&H International Holdings Ltd.	249,876	1,759
	China Agri-Industries Holdings Ltd.	3,527,447	1,638
	Guangshen Railway Co. Ltd.	2,380,327	1,590
^	Xinjiang Goldwind Science & Technology Co. Ltd.	904,421	1,574
*	Datang International Power Generation Co. Ltd.	4,630,668	1,526
*	Maanshan Iron & Steel Co. Ltd.	2,819,903	1,511
	Yanlord Land Group Ltd.	1,061,000	1,496
*,^	HengTen Networks Group Ltd.	32,480,941	1,495
	Sinotruk Hong Kong Ltd.	1,107,199	1,456
	Shandong Chenming Paper Holdings Ltd. Class B	853,100	1,454

2	CSC Financial Co. Ltd.	1,557,500	1,451
2	Orient Securities Co. Ltd.	1,290,400	1,432
	Metallurgical Corp. of China Ltd.	4,379,562	1,390
	China International Marine Containers Group Co. Ltd.	666,489	1,372
^	Zhaojin Mining Industry Co. Ltd.	1,581,048	1,347
*	COSCO SHIPPING Development Co. Ltd.	5,984,407	1,331
	China Zhongwang Holdings Ltd.	2,296,276	1,318
	Lao Feng Xiang Co. Ltd. Class B	344,421	1,296
	Livzon Pharmaceutical Group Inc.	155,320	1,280
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,185,196	1,256
	Shenzhen Expressway Co. Ltd.	1,185,216	1,243
	China South City Holdings Ltd.	4,030,311	1,213
2	Red Star Macalline Group Corp. Ltd.	900,785	1,189
	BOE Technology Group Co. Ltd. Class B	1,934,820	1,189
	Anhui Gujing Distillery Co. Ltd. Class B	200,739	1,179
	Huadian Fuxin Energy Corp. Ltd.	4,364,005	1,147
	China Dongxiang Group Co. Ltd.	5,473,598	1,112
	China BlueChemical Ltd.	3,067,895	1,104
	Hopson Development Holdings Ltd.	1,046,475	1,098
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	367,398	1,074
*	CIMC Enric Holdings Ltd.	968,225	1,063
	Wuxi Little Swan Co. Ltd. Class B	164,000	1,059
*,^	CAR Inc.	1,233,492	1,022
	Huadian Power International Corp. Ltd.	2,664,361	1,012
	China Machinery Engineering Corp.	1,540,516	1,010
^	Golden Eagle Retail Group Ltd.	787,928	999
	Beijing Jingneng Clean Energy Co. Ltd.	3,506,885	992
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	954
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	412,078	899
^	Shandong Chenming Paper Holdings Ltd.	487,874	865
	Central China Securities Co. Ltd.	1,920,000	843
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,924,881	840
	CSG Holding Co. Ltd. Class B	1,345,284	839
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,479,320	830
	Dazhong Transportation Group Co. Ltd. Class B	1,165,903	770
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	263,015	712
*,^	China Minsheng Financial Holding Corp. Ltd.	19,667,907	701
	Anhui Expressway Co. Ltd.	795,659	662
	China Foods Ltd.	1,206,843	650
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	649
	Shanghai Baosight Software Co. Ltd. Class B	387,642	622
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	432,837	608
	Xinhua Winshare Publishing and Media Co. Ltd.	739,000	601
*,^	Sinopec Oilfield Service Corp.	3,300,643	589
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	387,321	570
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	554
*	Renhe Commercial Holdings Co. Ltd.	21,208,355	552
	Sichuan Expressway Co. Ltd.	1,369,487	539
	Guangdong Electric Power Development Co. Ltd. Class B	1,289,491	533
*,2,3 Tianhe Chemicals Group Ltd.		3,538,329	529
	Dalian Port PDA Co. Ltd.	2,651,103	491
	Shanghai Haixin Group Co. Class B	723,546	490
	Weifu High-Technology Group Co. Ltd. Class B	213,062	476
	CITIC Resources Holdings Ltd.	4,332,222	475
*,^	Sinofert Holdings Ltd.	2,969,208	462
	Beijing North Star Co. Ltd.	1,163,223	459
2	Everbright Securities Co. Ltd.	339,200	445

*	Dongfang Electric Corp. Ltd.	451,295	430
	Shanghai Bailian Group Co. Ltd. Class B	304,123	430
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	427
*,3	Hanergy Thin Film Power Group Ltd.	14,742,000	422
	Shanghai Huayi Group Corp. Ltd. Class B	421,647	395
	Bosideng International Holdings Ltd.	4,255,541	391
	China National Accord Medicines Corp. Ltd. Class B	77,630	370
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	275,140	358
^	Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	335
3	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	318
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	305
2	Shengjing Bank Co. Ltd.	357,632	292
*	Bengang Steel Plates Co. Ltd. Class B	637,300	277
*,^,2 ZhongAn Online P&C Insurance Co. Ltd.		28,423	253
*	Huadian Energy Co. Ltd. Class B	630,800	234
	Jiangling Motors Corp. Ltd. Class B	117,083	227
	Jinzhou Port Co. Ltd. Class B	370,560	186
*,2	Yixin Group Ltd.	152,500	125
*	Sogou Inc. ADR	8,900	91
*,^,3 China Huishan Dairy Holdings Co. Ltd.		5,503,795	—
			2,699,916
Colombia (0.1%)
	Bancolombia SA ADR	199,384	9,162
	Grupo de Inversiones Suramericana SA	416,924	5,894
	Ecopetrol SA	5,598,941	5,248
	Bancolombia SA	426,712	4,890
	Cementos Argos SA	855,191	3,405
	Interconexion Electrica SA ESP	665,069	3,351
	Grupo Aval Acciones y Valores Preference Shares	6,814,525	3,061
^	Ecopetrol SA ADR	119,695	2,259
	Almacenes Exito SA	337,184	2,124
	Grupo de Inversiones Suramericana SA Preference Shares	106,035	1,429
	Corp Financiera Colombiana SA	137,762	1,305
	Cementos Argos SA Preference Shares	359,183	1,205
*	CEMEX Latam Holdings SA	244,889	942
	Grupo Aval Acciones y Valores SA ADR	55,158	502
			44,777
Czech Republic (0.0%)
	CEZ AS	270,731	6,934
	Komercni banka as	128,479	5,900
2	Moneta Money Bank AS	875,194	3,633
	O2 Czech Republic AS	88,124	1,229
			17,696
Denmark (1.2%)
	Novo Nordisk A/S Class B	2,981,136	165,448
	Danske Bank A/S	1,184,448	48,097
	DSV A/S	315,861	25,970
	Vestas Wind Systems A/S	362,066	24,696
	Carlsberg A/S Class B	180,109	23,151
	Novozymes A/S	363,193	20,148
	Coloplast A/S Class B	225,203	20,021
	AP Moller - Maersk A/S Class B	11,124	19,859
	Pandora A/S	183,966	17,434
*	Genmab A/S	94,954	17,375
2	Orsted A/S	273,539	16,605
	Chr Hansen Holding A/S	149,001	13,018

ISS A/S	318,376	12,422
AP Moller - Maersk A/S Class A	7,251	12,389
TDC A/S	1,378,255	9,199
Jyske Bank A/S	118,714	6,863
* William Demant Holding A/S	189,586	5,995
H Lundbeck A/S	99,982	5,096
Tryg A/S	183,201	4,458
		468,244
Egypt (0.0%)
Commercial International Bank Egypt SAE	1,771,439	7,854
* Global Telecom Holding SAE	3,792,290	1,459
ElSewedy Electric Co.	129,153	1,146
Egyptian Financial Group-Hermes Holding Co.	947,835	1,103
Talaat Moustafa Group	1,659,037	905
Telecom Egypt Co.	622,367	470
		12,937
Finland (0.7%)
Nokia Oyj	9,611,317	46,361
Sampo Oyj Class A	787,995	45,781
Kone Oyj Class B	642,933	36,805
UPM-Kymmene Oyj	905,434	30,530
Wartsila OYJ Abp	264,861	18,095
Fortum Oyj	734,803	15,935
Neste Oyj	215,892	14,942
Stora Enso Oyj	806,310	13,847
Nokian Renkaat Oyj	233,818	11,813
Elisa Oyj	245,372	10,444
Orion Oyj Class B	171,177	6,867
Huhtamaki Oyj	157,376	6,718
Kesko Oyj Class B	112,802	6,579
Metso Oyj	176,847	6,175
		270,892
France (6.8%)
TOTAL SA	3,735,800	216,603
Sanofi	1,850,066	163,272
BNP Paribas SA	1,829,255	151,086
LVMH Moet Hennessy Louis Vuitton SE	421,369	131,995
Airbus SE	925,925	106,481
AXA SA	3,199,625	105,228
Danone SA	991,159	85,306
Vinci SA	785,528	84,899
Schneider Electric SE	896,968	84,044
Societe Generale SA	1,243,828	72,289
^ Kering	125,794	63,721
Air Liquide SA	469,280	63,281
Orange SA	3,241,580	58,575
Pernod Ricard SA	358,499	57,095
Safran SA	492,153	55,604
Vivendi SA	1,806,942	52,943
L'Oreal SA	216,174	49,127
Essilor International Cie Generale d'Optique SA	345,195	49,006
Cie de Saint-Gobain	840,530	48,822
Engie SA	2,778,895	48,253
Cie Generale des Etablissements Michelin	300,053	48,001
L'Oreal SA Loyalty Line	190,657	43,328
Legrand SA	453,585	37,738

Capgemini SE	263,365	34,959
Renault SA	312,038	34,272
Air Liquide SA (Prime de fidelite)	243,101	32,781
Valeo SA	406,452	32,004
Credit Agricole SA	1,554,503	29,308
Hermes International	52,189	28,848
TechnipFMC plc	781,988	25,311
STMicroelectronics NV	1,059,150	25,293
Dassault Systemes SE	218,787	25,223
Atos SE	154,726	24,401
Publicis Groupe SA	348,593	24,091
Carrefour SA	939,048	22,394
Veolia Environnement SA	824,680	20,789
Bouygues SA	341,990	19,007
Thales SA	169,248	18,972
^ Sodexo SA	147,277	18,878
Peugeot SA	752,961	16,913
Accor SA	296,206	16,859
Klepierre SA	341,583	15,606
Arkema SA	121,798	15,549
Gecina SA	78,158	15,272
Eiffage SA	125,730	15,243
Teleperformance	97,605	14,793
Natixis SA	1,444,608	13,155
Edenred	396,916	12,810
Bureau Veritas SA	436,019	12,777
SCOR SE	266,831	11,943
Alstom SA	260,397	11,422
* Ubisoft Entertainment SA	130,967	11,209
Faurecia	123,334	11,067
Ingenico Group SA	96,288	10,960
Getlink SE	773,418	10,846
Eurofins Scientific SE	16,541	10,768
Iliad SA	41,574	10,756
* Zodiac Aerospace	334,310	10,389
Aeroports de Paris	48,057	9,981
Electricite de France SA	707,793	9,737
Bollore SA	1,663,007	9,655
Orpea	77,263	9,643
* Rubis SCA	129,839	9,576
SES SA Class A	607,055	9,473
Rexel SA	519,302	9,355
Wendel SA	49,760	9,278
Suez	614,455	9,159
Ipsen SA	58,786	8,232
2 Amundi SA	81,551	7,695
Eurazeo SA	72,909	7,676
Fonciere Des Regions	67,583	7,428
SEB SA	35,617	7,359
Credit Agricole SA Loyalty Line	374,217	7,055
CNP Assurances	268,432	6,880
Imerys SA	62,416	6,689
* BioMerieux	69,704	6,599
Dassault Aviation SA	3,858	6,447
ICADE	59,312	6,432
Eutelsat Communications SA	291,261	6,411
Lagardere SCA	196,255	6,121

	Casino Guichard Perrachon SA	96,135	5,617
	Remy Cointreau SA	41,932	5,519
	JCDecaux SA	121,915	5,274
2	Elior Group SA	221,297	5,093
	Societe BIC SA	44,254	5,068
	Cie Plastic Omnium SA	93,024	4,778
	Euler Hermes Group	26,553	4,019
	Sartorius Stedim Biotech	40,233	3,485
*,2	ALD SA	134,378	2,373
	SEB SA Loyalty Line	9,727	2,010
	Electricite de France SA Loyalty Line	102,414	1,409
			2,763,091
Germany (6.6%)
	Siemens AG	1,287,920	195,513
	Allianz SE	754,872	190,928
	Bayer AG	1,402,489	183,780
	BASF SE	1,549,151	181,682
	SAP SE	1,535,214	173,696
	Daimler AG	1,630,244	149,310
	Deutsche Telekom AG	5,466,472	95,883
	adidas AG	335,325	77,922
*	Linde AG- Tender Line	314,800	77,300
	Deutsche Post AG	1,615,496	76,308
	Volkswagen AG Preference Shares	311,602	68,523
	Bayerische Motoren Werke AG	544,194	62,162
	Fresenius SE & Co. KGaA	685,945	60,039
	Deutsche Bank AG	3,149,349	57,950
	Infineon Technologies AG	1,910,806	55,636
	Continental AG	182,172	54,726
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	232,201	54,629
	Fresenius Medical Care AG & Co. KGaA	361,261	41,640
	Henkel AG & Co. KGaA Preference Shares	295,026	41,258
	Deutsche Boerse AG	318,042	40,874
	Vonovia SE	820,194	40,446
	E.ON SE	3,493,633	36,722
2	Covestro AG	257,102	29,606
*	Commerzbank AG	1,761,674	29,070
	HeidelbergCement AG	252,158	27,373
	Deutsche Wohnen SE	604,686	27,341
	thyssenkrupp AG	798,624	25,145
	Henkel AG & Co. KGaA	198,965	24,905
	Merck KGaA	221,110	24,203
	Wirecard AG	193,316	24,103
	Porsche Automobil Holding SE Preference Shares	260,437	24,100
	Beiersdorf AG	169,712	20,122
	Symrise AG	206,485	17,304
	Brenntag AG	264,003	17,139
*	RWE AG	820,311	16,452
	MTU Aero Engines AG	87,789	15,738
	ProSiebenSat.1 Media SE	396,467	15,189
	United Internet AG	200,414	14,622
	OSRAM Licht AG	163,352	14,277
	Hannover Rueck SE	103,983	14,221
	Deutsche Lufthansa AG	396,988	14,182
	GEA Group AG	284,569	14,154
	LANXESS AG	160,652	14,029
*	QIAGEN NV	377,655	12,632

	LEG Immobilien AG	108,262	12,218
	KION Group AG	121,708	11,187
	Volkswagen AG	48,174	10,688
*,2	Zalando SE	179,769	10,537
	Evonik Industries AG	259,822	10,267
	HUGO BOSS AG	110,159	10,117
^	Uniper SE	331,019	9,882
^	K&S AG	340,076	9,558
	Bayerische Motoren Werke AG Preference Shares	92,197	9,011
2	Innogy SE	218,601	8,334
	Fraport AG Frankfurt Airport Services Worldwide	59,809	7,081
	MAN SE	59,159	7,038
	Sartorius AG Preference Shares	57,367	6,866
	Axel Springer SE	74,501	6,547
	Fuchs Petrolub SE Preference Shares	118,344	6,478
*	METRO AG	284,345	6,184
	HOCHTIEF AG	32,595	5,895
	Telefonica Deutschland Holding AG	1,130,776	5,716
	RTL Group SA	64,786	5,493
	Hella GmbH & Co. KGaA	74,221	5,289
	TUI AG (Frankfurt Shares)	232,404	5,241
	Wacker Chemie AG	25,195	5,055
	CECONOMY AG	276,921	3,992
	Rational AG	5,532	3,891
	Fielmann AG	41,639	3,646
	Talanx AG	64,163	2,841
	FUCHS PETROLUB SE	55,535	2,820
*,2	Delivery Hero AG	60,627	2,604
	Suedzucker AG	132,254	2,520
	Puma SE	4,379	1,847
	RWE AG Preference Shares	54,997	962
			2,652,639
Greece (0.1%)
	Hellenic Telecommunications Organization SA	433,677	6,801
*	Alpha Bank AE	2,316,334	5,636
	OPAP SA	358,150	4,799
*	National Bank of Greece SA	9,220,463	3,899
	JUMBO SA	176,050	3,478
*	Eurobank Ergasias SA	3,101,928	3,458
	Motor Oil Hellas Corinth Refineries SA	95,082	2,376
	Piraeus Bank SA	497,967	2,240
	Titan Cement Co. SA	68,680	2,108
*	FF Group	57,564	1,380
	Hellenic Petroleum SA	94,720	1,034
			37,209
Hong Kong (2.6%)
	AIA Group Ltd.	20,478,852	174,920
	Hong Kong Exchanges & Clearing Ltd.	2,101,371	79,276
	CK Hutchison Holdings Ltd.	4,553,510	61,420
*	CK Asset Holdings Ltd.	4,575,449	43,538
	Sun Hung Kai Properties Ltd.	2,402,033	41,528
	Link REIT	3,753,460	33,220
	Galaxy Entertainment Group Ltd.	3,591,309	31,682
	BOC Hong Kong Holdings Ltd.	6,088,196	31,050
	Hang Seng Bank Ltd.	1,233,466	29,306
	CLP Holdings Ltd.	2,816,736	28,698

	Hong Kong & China Gas Co. Ltd.	13,755,559	27,169
	Sands China Ltd.	4,111,208	24,432
	Jardine Matheson Holdings Ltd.	351,692	22,324
	Power Assets Holdings Ltd.	2,230,816	19,825
	AAC Technologies Holdings Inc.	1,172,949	19,435
2	WH Group Ltd.	14,450,923	17,867
	New World Development Co. Ltd.	9,446,840	15,228
	China Mengniu Dairy Co. Ltd.	4,558,849	14,862
	Hongkong Land Holdings Ltd.	2,001,691	14,415
*	Wharf Real Estate Investment Co. Ltd.	2,068,472	14,292
	Techtronic Industries Co. Ltd.	2,115,388	14,095
	MTR Corp. Ltd.	2,331,342	13,333
	Henderson Land Development Co. Ltd.	1,842,640	12,859
	Jardine Strategic Holdings Ltd.	312,247	12,422
	Wheelock & Co. Ltd.	1,396,113	10,919
	Sino Land Co. Ltd.	5,160,374	9,517
	Samsonite International SA	2,188,558	9,459
	CK Infrastructure Holdings Ltd.	1,050,818	9,352
	Hang Lung Properties Ltd.	3,484,742	9,185
	Bank of East Asia Ltd.	2,116,315	9,135
	Swire Pacific Ltd. Class A	880,255	8,786
	Wynn Macau Ltd.	2,482,684	8,771
	Wharf Holdings Ltd.	2,075,182	8,455
	Want Want China Holdings Ltd.	9,554,382	8,420
	ASM Pacific Technology Ltd.	501,494	6,831
	Minth Group Ltd.	1,195,490	6,732
*,^	Semiconductor Manufacturing International Corp.	4,644,417	6,684
	Tingyi Cayman Islands Holding Corp.	3,134,119	6,518
	Swire Properties Ltd.	1,825,068	6,389
	Hang Lung Group Ltd.	1,501,967	5,701
	Hysan Development Co. Ltd.	1,021,530	5,700
	Yue Yuen Industrial Holdings Ltd.	1,208,728	5,463
	Xinyi Glass Holdings Ltd.	3,356,685	5,086
	Sun Art Retail Group Ltd.	3,691,460	4,999
	Li & Fung Ltd.	9,766,956	4,976
	Kerry Properties Ltd.	983,665	4,704
	Shangri-La Asia Ltd.	1,837,232	4,658
^	Kingston Financial Group Ltd.	5,967,258	4,630
	NWS Holdings Ltd.	2,316,043	4,502
	Dairy Farm International Holdings Ltd.	487,000	4,132
	Melco International Development Ltd.	1,336,504	4,001
	PCCW Ltd.	6,945,207	4,000
	Hopewell Holdings Ltd.	946,068	3,819
	MGM China Holdings Ltd.	1,231,564	3,787
	VTech Holdings Ltd.	258,690	3,568
	PRADA SPA	864,058	3,535
	SJM Holdings Ltd.	3,114,280	3,106
	Orient Overseas International Ltd.	325,338	3,057
	Nexteer Automotive Group Ltd.	1,363,000	2,902
	First Pacific Co. Ltd.	3,844,253	2,742
^	Haitong International Securities Group Ltd.	3,764,736	2,663
	Swire Pacific Ltd. Class B	1,532,500	2,626
	United Co. RUSAL plc	3,406,920	2,466
	Champion REIT	3,172,027	2,351
	Great Eagle Holdings Ltd.	433,425	2,276
	Johnson Electric Holdings Ltd.	555,622	2,267
	Xinyi Solar Holdings Ltd.	4,769,662	2,192

2	BOC Aviation Ltd.	344,800	2,025
	Shui On Land Ltd.	5,762,885	1,999
	Chow Tai Fook Jewellery Group Ltd.	1,781,592	1,994
	Uni-President China Holdings Ltd.	1,981,788	1,817
	Television Broadcasts Ltd.	482,009	1,720
	Dah Sing Financial Holdings Ltd.	248,984	1,679
*	Cathay Pacific Airways Ltd.	1,006,672	1,595
	China Travel International Investment Hong Kong Ltd.	4,175,542	1,539
	Towngas China Co. Ltd.	1,713,806	1,435
	Shougang Fushan Resources Group Ltd.	5,855,352	1,420
	Cafe de Coral Holdings Ltd.	535,108	1,416
	Dah Sing Banking Group Ltd.	587,244	1,387
	L'Occitane International SA	746,525	1,381
	Guotai Junan International Holdings Ltd.	3,770,228	1,368
	FIH Mobile Ltd.	4,424,762	1,320
	Kerry Logistics Network Ltd.	916,924	1,319
	Shun Tak Holdings Ltd.	3,043,006	1,309
*	Esprit Holdings Ltd.	3,036,390	1,222
	Lifestyle International Holdings Ltd.	723,063	1,090
*,2	FIT Hon Teng Ltd.	1,684,000	1,055
	Huabao International Holdings Ltd.	1,253,000	941
*	Global Brands Group Holding Ltd.	10,115,150	877
	Hopewell Highway Infrastructure Ltd.	1,354,415	830
*,3	Brightoil Petroleum Holdings Ltd.	4,303,435	825
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,011,886	817
	SA Sa International Holdings Ltd.	1,627,621	706
	Texwinca Holdings Ltd.	1,090,717	597
*,^	China Oceanwide Holdings Ltd.	6,377,799	456
*,^	Macau Legend Development Ltd.	2,558,006	404
			1,064,801
Hungary (0.1%)
	OTP Bank plc	417,307	19,336
*	MOL Hungarian Oil & Gas plc	743,978	9,087
	Richter Gedeon Nyrt	235,303	6,040
	Magyar Telekom Telecommunications plc	716,586	1,339
			35,802
India (2.3%)
	Housing Development Finance Corp. Ltd.	2,688,743	82,617
2	Reliance Industries Ltd. GDR	1,783,844	53,865
	Infosys Ltd. ADR	2,918,553	52,563
	Tata Consultancy Services Ltd.	774,639	37,846
	Maruti Suzuki India Ltd.	203,802	30,429
	Axis Bank Ltd.	2,834,414	26,416
	Hindustan Unilever Ltd.	1,194,836	25,715
	Reliance Industries Ltd.	1,692,603	25,539
	ITC Ltd.	4,919,620	20,968
	Sun Pharmaceutical Industries Ltd.	1,832,007	16,666
	Oil & Natural Gas Corp. Ltd.	5,220,073	16,660
*	Yes Bank Ltd.	2,861,921	15,897
	Vedanta Ltd.	2,851,412	15,206
	State Bank of India GDR	302,937	15,018
	Bharti Airtel Ltd.	2,161,219	14,938
	HCL Technologies Ltd.	891,399	13,822
	Bharat Petroleum Corp. Ltd.	1,688,507	13,056
	Larsen & Toubro Ltd.	580,338	12,905
	Mahindra & Mahindra Ltd.	1,027,497	12,303

Indian Oil Corp. Ltd.	1,850,000	12,131
Indiabulls Housing Finance Ltd.	547,793	11,956
* Tata Motors Ltd.	1,708,667	10,684
Coal India Ltd.	2,166,686	10,194
Grasim Industries Ltd.	544,552	9,905
Hero MotoCorp Ltd.	167,416	9,707
UltraTech Cement Ltd.	139,528	9,601
Eicher Motors Ltd.	22,440	9,489
Adani Ports & Special Economic Zone Ltd.	1,405,655	9,447
JSW Steel Ltd.	2,010,109	9,146
NTPC Ltd.	3,364,472	9,001
Asian Paints Ltd.	498,866	8,855
Zee Entertainment Enterprises Ltd.	925,487	8,627
Bharti Infratel Ltd.	1,450,766	8,003
Wipro Ltd. ADR	1,438,396	7,897
Bajaj Auto Ltd.	147,736	7,741
Bajaj Finance Ltd.	292,848	7,707
Tech Mahindra Ltd.	788,127	7,595
Titan Co. Ltd.	524,661	7,173
UPL Ltd.	600,402	7,089
Godrej Consumer Products Ltd.	413,943	6,848
Hindustan Petroleum Corp. Ltd.	1,029,788	6,426
Shriram Transport Finance Co. Ltd.	283,605	6,141
Hindalco Industries Ltd.	1,507,183	6,056
Motherson Sumi Systems Ltd.	1,050,120	6,031
Piramal Enterprises Ltd.	137,729	5,941
Ambuja Cements Ltd.	1,299,416	5,343
Lupin Ltd.	376,355	5,242
* United Spirits Ltd.	100,709	5,187
GAIL India Ltd.	688,260	5,174
Cipla Ltd.	538,879	5,028
Dabur India Ltd.	890,591	4,973
Infosys Ltd.	272,175	4,913
Bajaj Finserv Ltd.	64,093	4,839
ICICI Bank Ltd.	837,659	4,634
Aurobindo Pharma Ltd.	444,988	4,410
Nestle India Ltd.	37,513	4,400
Tata Steel Ltd.	388,429	4,301
Power Grid Corp. of India Ltd.	1,286,761	3,918
Ashok Leyland Ltd.	1,955,253	3,869
IndusInd Bank Ltd.	139,261	3,833
ICICI Bank Ltd. ADR	347,673	3,817
Shree Cement Ltd.	13,972	3,774
Bosch Ltd.	12,194	3,717
Marico Ltd.	741,826	3,604
* Idea Cellular Ltd.	2,433,795	3,558
Britannia Industries Ltd.	48,046	3,535
LIC Housing Finance Ltd.	418,536	3,514
Bharat Forge Ltd.	311,066	3,499
Mahindra & Mahindra Financial Services Ltd.	458,638	3,340
Havells India Ltd.	400,830	3,286
Rajesh Exports Ltd.	234,345	3,025
Container Corp. Of India Ltd.	137,451	3,001
Pidilite Industries Ltd.	203,815	2,871
Siemens Ltd.	138,570	2,829
DLF Ltd.	709,191	2,782
NMDC Ltd.	1,261,436	2,781

	Cadila Healthcare Ltd.	412,977	2,762
2	ICICI Prudential Life Insurance Co. Ltd.	430,339	2,745
	Rural Electrification Corp. Ltd.	1,100,159	2,686
*	Jindal Steel & Power Ltd.	626,136	2,616
	Wipro Ltd.	546,238	2,612
	Bharat Electronics Ltd.	975,489	2,591
	Dr Reddy's Laboratories Ltd. ADR	72,580	2,501
*	Tata Motors Ltd. Class A	669,896	2,357
*	Steel Authority of India Ltd.	1,667,461	2,326
	Bharat Heavy Electricals Ltd.	1,461,278	2,297
	Dr Reddy's Laboratories Ltd.	65,537	2,296
	Sun TV Network Ltd.	140,527	2,261
	Tata Power Co. Ltd.	1,605,044	2,243
	Oracle Financial Services Software Ltd.	33,872	2,225
	Glenmark Pharmaceuticals Ltd.	232,830	2,219
	Divi's Laboratories Ltd.	133,997	2,189
	ABB India Ltd.	83,321	2,165
*,2	Avenue Supermarts Ltd.	112,211	2,081
	United Breweries Ltd.	113,001	2,035
	ACC Ltd.	75,081	2,022
	L&T Finance Holdings Ltd.	746,294	2,020
	IDFC Bank Ltd.	2,255,709	2,009
	Bajaj Holdings & Investment Ltd.	44,552	1,965
	Power Finance Corp. Ltd.	1,061,931	1,947
*	Punjab National Bank	716,459	1,925
	Bank of Baroda	777,733	1,914
	Colgate-Palmolive India Ltd.	107,945	1,901
	NHPC Ltd.	4,107,948	1,900
	Mphasis Ltd.	131,468	1,849
	Hindustan Zinc Ltd.	370,888	1,806
	MRF Ltd.	1,677	1,795
	GlaxoSmithKline Consumer Healthcare Ltd.	16,879	1,763
	Kansai Nerolac Paints Ltd.	215,220	1,721
	Oil India Ltd.	304,936	1,718
	Reliance Infrastructure Ltd.	217,413	1,693
	Reliance Capital Ltd.	212,625	1,638
	Emami Ltd.	92,479	1,633
	Berger Paints India Ltd.	388,750	1,530
	Cummins India Ltd.	107,015	1,518
	Adani Enterprises Ltd.	438,957	1,467
	Torrent Pharmaceuticals Ltd.	63,229	1,355
2	InterGlobe Aviation Ltd.	70,065	1,335
*	GMR Infrastructure Ltd.	3,614,301	1,233
	Exide Industries Ltd.	345,047	1,208
	Castrol India Ltd.	392,814	1,144
	Tata Communications Ltd.	116,401	1,124
	Godrej Industries Ltd.	116,333	1,111
	Canara Bank	202,371	1,084
	Petronet LNG Ltd.	252,069	1,009
*	CG Power and Industrial Solutions Ltd.	707,181	1,009
*	Bank of India	394,069	972
*	IDBI Bank Ltd.	944,491	897
	Torrent Power Ltd.	194,270	871
	JSW Energy Ltd.	632,708	870
*	Adani Power Ltd.	1,471,782	845
*	Reliance Communications Ltd.	1,806,672	836
	State Bank of India	146,278	719

	Mangalore Refinery & Petrochemicals Ltd.	335,742	680
*	Reliance Power Ltd.	920,386	661
*	Wockhardt Ltd.	45,282	572
*	Union Bank of India	247,754	529
	Great Eastern Shipping Co. Ltd.	80,843	508
	GlaxoSmithKline Pharmaceuticals Ltd.	8,612	332
*	Reliance Home Finance Ltd.	199,961	251
	IDFC Ltd.	266,882	236
*	Oriental Bank of Commerce	117,435	213
*	Corp Bank	346,672	210
*,2	ICICI Lombard General Insurance Co. Ltd.	4,770	59
			949,631
Indonesia (0.5%)
	Bank Central Asia Tbk PT	16,374,899	27,801
	Bank Rakyat Indonesia Persero Tbk PT	89,749,815	24,820
	Telekomunikasi Indonesia Persero Tbk PT	80,298,324	23,929
	Astra International Tbk PT	34,400,288	21,817
	Bank Mandiri Persero Tbk PT	31,533,472	19,170
	Bank Negara Indonesia Persero Tbk PT	12,498,887	8,777
	Unilever Indonesia Tbk PT	1,986,930	8,070
	United Tractors Tbk PT	2,549,712	7,394
	Hanjaya Mandala Sampoerna Tbk PT	14,618,000	5,346
	Gudang Garam Tbk PT	777,786	4,711
	Indofood Sukses Makmur Tbk PT	7,355,605	4,256
	Semen Indonesia Persero Tbk PT	4,782,149	3,974
	Adaro Energy Tbk PT	21,341,963	3,904
	Kalbe Farma Tbk PT	31,119,837	3,863
	Indocement Tunggal Prakarsa Tbk PT	2,223,898	3,620
	Perusahaan Gas Negara Persero Tbk PT	17,606,946	3,430
	Matahari Department Store Tbk PT	3,857,900	3,206
	Charoen Pokphand Indonesia Tbk PT	11,660,664	3,004
	Bank Danamon Indonesia Tbk PT	5,083,227	2,713
	Indofood CBP Sukses Makmur Tbk PT	3,747,384	2,443
	Surya Citra Media Tbk PT	9,572,279	1,920
	Bukit Asam Persero Tbk PT	6,746,955	1,713
	Bumi Serpong Damai Tbk PT	12,051,240	1,638
	Jasa Marga Persero Tbk PT	3,523,819	1,499
	Tower Bersama Infrastructure Tbk PT	3,170,565	1,454
*	XL Axiata Tbk PT	5,776,850	1,289
	Media Nusantara Citra Tbk PT	7,886,166	897
*	Vale Indonesia Tbk PT	3,122,162	871
	Astra Agro Lestari Tbk PT	680,225	660
			198,189
Ireland (0.2%)
	Kerry Group plc Class A	245,964	26,210
*	Bank of Ireland Group plc	1,580,422	15,432
	Kingspan Group plc	255,468	11,782
*	AIB Group plc	1,143,034	7,993
	CRH plc (Dublin Shares)	174,694	6,488
	Glanbia plc	332,135	5,680
*	Ryanair Holdings plc	13,600	282
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			73,867
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd.	1,532,088	31,283
	Bank Leumi Le-Israel BM	2,470,777	15,166

	Bank Hapoalim BM	1,768,704	13,214
	Nice Ltd.	107,379	9,776
	Frutarom Industries Ltd.	61,673	6,429
	Elbit Systems Ltd.	39,548	5,973
*	Israel Discount Bank Ltd. Class A	1,975,390	5,909
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,446,066	5,680
*	Tower Semiconductor Ltd.	154,605	5,388
	Israel Chemicals Ltd.	1,152,452	4,851
	Mizrahi Tefahot Bank Ltd.	217,428	4,232
	Azrieli Group Ltd.	48,111	2,619
*	Paz Oil Co. Ltd.	13,551	2,334
	First International Bank Of Israel Ltd.	89,100	2,010
	Alony Hetz Properties & Investments Ltd.	167,341	1,757
	Gazit-Globe Ltd.	160,081	1,675
*	Airport City Ltd.	123,594	1,591
	Harel Insurance Investments & Financial Services Ltd.	187,458	1,548
	Strauss Group Ltd.	68,105	1,535
	Delek Group Ltd.	7,660	1,347
	Oil Refineries Ltd.	2,571,477	1,218
*	Israel Corp. Ltd.	6,034	1,164
	Amot Investments Ltd.	176,090	1,052
	Melisron Ltd.	21,732	972
	Shikun & Binui Ltd.	335,390	819
	Shufersal Ltd.	108,854	784
	Migdal Insurance & Financial Holding Ltd.	513,467	616
*	Phoenix Holdings Ltd.	96,039	603
	Teva Pharmaceutical Industries Ltd. ADR	22,977	469
	Delek Automotive Systems Ltd.	58,425	454
			132,468
Italy (1.8%)
	Intesa Sanpaolo SPA (Registered)	22,889,057	89,935
	Enel SPA	13,156,407	83,641
*	UniCredit SPA	3,775,981	83,252
	Eni SPA	4,227,791	76,110
*	Fiat Chrysler Automobiles NV	1,852,969	44,784
	Assicurazioni Generali SPA	2,217,999	44,003
	Atlantia SPA	898,837	29,751
	Ferrari NV	214,080	25,542
	CNH Industrial NV	1,646,164	24,342
	Snam SPA	4,048,327	19,692
*	Telecom Italia SPA (Registered)	19,524,789	17,570
	Luxottica Group SPA	265,869	17,095
	Terna Rete Elettrica Nazionale SPA	2,401,107	14,465
	EXOR NV	185,510	14,341
	Prysmian SPA	363,594	12,791
	Mediobanca Banca di Credito Finanziario SPA	985,225	11,982
*	Banco BPM SPA	2,640,354	10,050
	Tenaris SA	562,330	9,823
	Moncler SPA	290,592	9,577
	Unione di Banche Italiane SPA	1,665,002	8,630
	FinecoBank Banca Fineco SPA	659,295	8,197
	Leonardo SPA	673,815	8,133
	Recordati SPA	171,683	7,818
	Davide Campari-Milano SPA	975,503	7,770
	Telecom Italia SPA (Bearer)	10,022,223	7,663
2	Poste Italiane SPA	779,646	6,452
*,2	Pirelli & C SPA	665,068	6,408

	Intesa Sanpaolo SPA	1,621,496	6,189
	Italgas SPA	827,629	5,114
	A2A SPA	2,581,635	4,961
*	Saipem SPA	962,597	4,516
	Banca Mediolanum SPA	414,349	4,065
	UnipolSai Assicurazioni SPA	1,570,642	4,061
	Buzzi Unicem SPA	117,152	3,440
*,^	Mediaset SPA	565,663	2,252
^	Salvatore Ferragamo SPA	73,883	2,081
	Parmalat SPA	321,569	1,248
	Buzzi Unicem SPA Saving Shares	68,869	1,161
			738,905
Japan (17.3%)
	Toyota Motor Corp.	4,384,291	302,066
	Mitsubishi UFJ Financial Group Inc.	21,791,959	164,777
	SoftBank Group Corp.	1,442,968	119,893
	Honda Motor Co. Ltd.	3,017,879	106,428
	Sony Corp.	2,139,490	102,612
	Sumitomo Mitsui Financial Group Inc.	2,259,830	101,774
	Keyence Corp.	153,546	93,833
	FANUC Corp.	328,317	89,111
	Nintendo Co. Ltd.	182,553	82,681
	Mizuho Financial Group Inc.	42,984,058	81,487
	Shin-Etsu Chemical Co. Ltd.	689,601	78,901
	KDDI Corp.	3,047,364	77,337
	Takeda Pharmaceutical Co. Ltd.	1,290,648	75,598
	Canon Inc.	1,734,088	69,190
	Japan Tobacco Inc.	2,027,067	67,177
	Nidec Corp.	396,855	63,871
	East Japan Railway Co.	629,016	62,785
	Hitachi Ltd.	7,794,956	62,202
	Mitsubishi Electric Corp.	3,341,100	61,490
	Mitsubishi Corp.	2,180,763	61,117
	Komatsu Ltd.	1,550,711	60,947
	Central Japan Railway Co.	305,949	58,118
	Kao Corp.	815,679	56,680
	Tokio Marine Holdings Inc.	1,181,641	55,870
	NTT DOCOMO Inc.	2,191,845	54,462
	Nippon Telegraph & Telephone Corp.	1,132,485	54,229
	Daikin Industries Ltd.	449,171	54,197
	Seven & i Holdings Co. Ltd.	1,309,619	54,035
	Panasonic Corp.	3,618,970	53,732
	Denso Corp.	826,799	51,977
	Bridgestone Corp.	1,057,742	51,624
	Mitsui & Co. Ltd.	2,858,833	50,300
	Tokyo Electron Ltd.	264,154	49,831
	Recruit Holdings Co. Ltd.	2,026,761	49,495
	SMC Corp.	97,738	48,169
	Murata Manufacturing Co. Ltd.	318,665	47,125
	ITOCHU Corp.	2,393,365	47,094
	Astellas Pharma Inc.	3,419,378	44,969
	Daiwa House Industry Co. Ltd.	1,102,682	43,676
	Mitsui Fudosan Co. Ltd.	1,606,246	42,302
	ORIX Corp.	2,188,453	40,993
	Dai-ichi Life Holdings Inc.	1,925,711	40,609
	Suzuki Motor Corp.	695,275	39,933
	Kubota Corp.	1,901,287	38,858

Fast Retailing Co. Ltd.	86,585	38,754
Mitsubishi Estate Co. Ltd.	2,009,061	38,644
Daiichi Sankyo Co. Ltd.	1,104,261	37,074
Nomura Holdings Inc.	5,548,823	36,225
JXTG Holdings Inc.	5,388,735	35,876
Kirin Holdings Co. Ltd.	1,418,106	35,524
Kyocera Corp.	525,859	35,104
Nissan Motor Co. Ltd.	3,257,339	34,894
Subaru Corp.	1,043,238	34,749
Shiseido Co. Ltd.	658,855	33,837
Nippon Steel & Sumitomo Metal Corp.	1,320,894	33,712
Sumitomo Corp.	1,899,645	32,846
Hoya Corp.	638,926	32,817
Asahi Group Holdings Ltd.	647,386	32,708
Otsuka Holdings Co. Ltd.	711,416	31,603
Oriental Land Co. Ltd.	319,976	31,275
MS&AD Insurance Group Holdings Inc.	849,312	29,012
Sumitomo Realty & Development Co. Ltd.	727,762	28,077
Asahi Kasei Corp.	2,106,729	27,640
Shionogi & Co. Ltd.	489,043	27,069
Japan Post Holdings Co. Ltd.	2,254,854	26,955
Sumitomo Mitsui Trust Holdings Inc.	642,354	26,747
Toray Industries Inc.	2,590,652	25,844
Eisai Co. Ltd.	450,102	25,616
Terumo Corp.	521,137	25,507
FUJIFILM Holdings Corp.	656,605	25,310
Secom Co. Ltd.	329,606	25,262
Fujitsu Ltd.	3,295,072	24,330
Sompo Holdings Inc.	598,167	24,019
Nitto Denko Corp.	260,154	23,903
Mitsubishi Chemical Holdings Corp.	2,186,512	23,847
West Japan Railway Co.	315,571	23,738
Resona Holdings Inc.	3,708,675	22,459
Sumitomo Electric Industries Ltd.	1,277,096	21,858
Daito Trust Construction Co. Ltd.	123,377	21,624
Omron Corp.	335,025	20,999
JFE Holdings Inc.	873,293	20,762
Aeon Co. Ltd.	1,188,686	20,294
Inpex Corp.	1,551,578	20,235
Nitori Holdings Co. Ltd.	126,443	20,175
Marubeni Corp.	2,660,803	20,012
Daiwa Securities Group Inc.	2,778,067	19,998
Makita Corp.	412,624	19,494
Yaskawa Electric Corp.	375,494	19,433
Chugai Pharmaceutical Co. Ltd.	366,964	19,395
MEIJI Holdings Co. Ltd.	228,744	19,185
Shimano Inc.	133,662	19,159
Sysmex Corp.	242,590	19,096
Sumitomo Metal Mining Co. Ltd.	402,385	18,893
Ono Pharmaceutical Co. Ltd.	763,524	18,865
TDK Corp.	203,554	18,843
Sumitomo Chemical Co. Ltd.	2,541,905	18,703
* Toshiba Corp.	6,482,216	18,550
Olympus Corp.	478,619	18,438
Mitsubishi Heavy Industries Ltd.	487,527	18,397
Taisei Corp.	356,757	18,209
^ Sekisui House Ltd.	990,261	18,194

Toyota Industries Corp.	272,460	17,811
Aisin Seiki Co. Ltd.	299,378	17,523
Unicharm Corp.	647,357	17,340
T&D Holdings Inc.	959,138	17,198
Tokyo Gas Co. Ltd.	720,566	17,193
Dentsu Inc.	377,895	16,956
Japan Exchange Group Inc.	926,085	16,723
Rohm Co. Ltd.	150,954	16,630
Ajinomoto Co. Inc.	862,180	16,400
MINEBEA MITSUMI Inc.	712,727	16,221
Yamato Holdings Co. Ltd.	614,759	15,876
Yamaha Motor Co. Ltd.	474,886	15,866
Isuzu Motors Ltd.	933,931	15,815
Kansai Electric Power Co. Inc.	1,251,453	15,594
Kajima Corp.	1,558,848	15,476
Toyota Tsusho Corp.	377,814	15,355
Hankyu Hanshin Holdings Inc.	377,588	15,255
Chubu Electric Power Co. Inc.	1,196,997	15,085
Yakult Honsha Co. Ltd.	173,313	14,550
MISUMI Group Inc.	476,367	14,423
Asahi Glass Co. Ltd.	327,172	14,407
Tokyu Corp.	837,722	14,051
TOTO Ltd.	243,026	13,954
Mazda Motor Corp.	986,942	13,902
Obayashi Corp.	1,145,015	13,824
Koito Manufacturing Co. Ltd.	193,728	13,685
Osaka Gas Co. Ltd.	674,854	13,425
Ryohin Keikaku Co. Ltd.	39,604	13,245
NSK Ltd.	791,376	13,125
NTT Data Corp.	1,076,390	12,707
NEC Corp.	415,686	12,568
M3 Inc.	341,728	12,527
LIXIL Group Corp.	443,858	12,507
Kikkoman Corp.	300,248	12,466
Kintetsu Group Holdings Co. Ltd.	309,894	12,270
Concordia Financial Group Ltd.	1,998,375	12,186
Rakuten Inc.	1,340,439	12,131
Sekisui Chemical Co. Ltd.	614,389	11,747
Yamaha Corp.	283,435	11,721
Tobu Railway Co. Ltd.	346,632	11,686
Seiko Epson Corp.	477,773	11,638
Shimadzu Corp.	458,102	11,637
* Nexon Co. Ltd.	346,413	11,574
Nikon Corp.	593,301	11,570
Odakyu Electric Railway Co. Ltd.	521,932	11,528
Ricoh Co. Ltd.	1,156,379	11,398
Kuraray Co. Ltd.	604,510	11,355
Don Quijote Holdings Co. Ltd.	202,572	11,224
Dai Nippon Printing Co. Ltd.	500,751	11,197
Tosoh Corp.	483,266	11,126
Bandai Namco Holdings Inc.	337,534	11,046
* Tokyo Electric Power Co. Holdings Inc.	2,668,149	10,834
Yahoo Japan Corp.	2,240,501	10,807
Daifuku Co. Ltd.	157,549	10,608
Oji Holdings Corp.	1,540,903	10,587
Disco Corp.	44,868	10,582
SUMCO Corp.	388,166	10,564

	Trend Micro Inc.	194,219	10,514
	Kawasaki Heavy Industries Ltd.	253,600	10,501
	Tohoku Electric Power Co. Inc.	810,031	10,484
	Brother Industries Ltd.	403,247	10,359
	Stanley Electric Co. Ltd.	253,776	10,330
	Suntory Beverage & Food Ltd.	212,168	10,176
	Santen Pharmaceutical Co. Ltd.	617,002	10,019
	Shimizu Corp.	967,196	9,949
	Showa Denko KK	213,375	9,927
	Nissan Chemical Industries Ltd.	241,455	9,872
	Mitsui Chemicals Inc.	309,913	9,772
	Shizuoka Bank Ltd.	913,684	9,771
	Chiba Bank Ltd.	1,115,453	9,711
	Nippon Paint Holdings Co. Ltd.	270,069	9,707
*	Renesas Electronics Corp.	814,200	9,595
	Nabtesco Corp.	201,091	9,562
	Konami Holdings Corp.	164,731	9,492
	Keio Corp.	198,820	9,467
	FamilyMart UNY Holdings Co. Ltd.	138,758	9,332
*,^	Sharp Corp.	248,767	9,312
	NGK Insulators Ltd.	455,077	9,311
	Idemitsu Kosan Co. Ltd.	247,103	9,276
	Alps Electric Co. Ltd.	320,392	9,259
	Japan Post Bank Co. Ltd.	677,625	9,172
	Kyushu Railway Co.	282,108	9,073
	Nippon Express Co. Ltd.	125,368	9,034
	Mitsubishi Gas Chemical Co. Inc.	316,909	8,983
	Obic Co. Ltd.	114,911	8,981
	Start Today Co. Ltd.	303,337	8,963
	Sumitomo Heavy Industries Ltd.	195,090	8,947
	SBI Holdings Inc.	365,491	8,885
	Nisshin Seifun Group Inc.	441,224	8,870
	Yokogawa Electric Corp.	414,048	8,833
	NGK Spark Plug Co. Ltd.	333,537	8,832
	Nissin Foods Holdings Co. Ltd.	118,395	8,784
	Kyushu Electric Power Co. Inc.	797,196	8,764
	Fuji Electric Co. Ltd.	1,055,573	8,715
	Taiheiyo Cement Corp.	204,406	8,675
	Hirose Electric Co. Ltd.	57,192	8,611
	Hoshizaki Corp.	90,713	8,606
	Toppan Printing Co. Ltd.	907,213	8,552
	Tsuruha Holdings Inc.	60,663	8,472
	Hisamitsu Pharmaceutical Co. Inc.	123,588	8,470
	Kyowa Hakko Kirin Co. Ltd.	432,652	8,440
	Amada Holdings Co. Ltd.	565,057	8,405
	Kose Corp.	48,395	8,358
	NH Foods Ltd.	346,935	8,357
	Nagoya Railroad Co. Ltd.	313,701	8,281
	Hamamatsu Photonics KK	222,897	8,271
	Keikyu Corp.	417,674	8,255
	USS Co. Ltd.	368,296	8,248
	Aozora Bank Ltd.	201,922	8,202
	Mebuki Financial Group Inc.	1,778,300	8,119
	Keisei Electric Railway Co. Ltd.	238,882	8,112
	Kansai Paint Co. Ltd.	326,126	8,067
	Electric Power Development Co. Ltd.	281,934	8,037
	Lion Corp.	427,689	8,025

	Nomura Research Institute Ltd.	173,700	8,020
	Hitachi Construction Machinery Co. Ltd.	178,032	8,008
	THK Co. Ltd.	191,524	8,001
	Mitsubishi Materials Corp.	214,804	7,997
	Mitsubishi Motors Corp.	1,072,533	7,981
	Konica Minolta Inc.	794,925	7,957
	ANA Holdings Inc.	194,094	7,918
	JGC Corp.	362,093	7,870
	J Front Retailing Co. Ltd.	425,237	7,816
	Mitsubishi Tanabe Pharma Corp.	383,333	7,796
	IHI Corp.	230,387	7,738
	Hulic Co. Ltd.	606,247	7,708
	Japan Airlines Co. Ltd.	198,838	7,514
	JSR Corp.	314,861	7,484
^	Yamada Denki Co. Ltd.	1,259,463	7,479
	Isetan Mitsukoshi Holdings Ltd.	615,757	7,397
	Haseko Corp.	466,792	7,300
	Alfresa Holdings Corp.	299,266	7,284
	Seibu Holdings Inc.	363,131	7,279
	Coca-Cola Bottlers Japan Holdings Inc.	203,462	7,208
	Fukuoka Financial Group Inc.	1,234,494	7,183
	Pigeon Corp.	183,198	7,163
	Otsuka Corp.	84,935	7,151
	Persol Holdings Co. Ltd.	281,880	7,043
	CyberAgent Inc.	160,940	6,999
	Ebara Corp.	169,326	6,951
	Kobayashi Pharmaceutical Co. Ltd.	103,600	6,862
	JTEKT Corp.	380,702	6,836
	Sojitz Corp.	2,109,160	6,828
*	Nippon Yusen KK	270,412	6,798
	Bank of Kyoto Ltd.	120,586	6,794
	Tokyu Fudosan Holdings Corp.	854,682	6,767
	Advantest Corp.	315,912	6,751
	Mitsui OSK Lines Ltd.	186,022	6,701
	Teijin Ltd.	298,810	6,625
	Toho Co. Ltd.	189,786	6,435
	Asahi Intecc Co. Ltd.	166,942	6,413
	Nihon M&A Center Inc.	107,286	6,402
	Marui Group Co. Ltd.	349,958	6,397
	Taisho Pharmaceutical Holdings Co. Ltd.	76,954	6,268
	Toyo Suisan Kaisha Ltd.	151,811	6,177
	Daicel Corp.	503,285	6,120
	Suruga Bank Ltd.	300,890	6,100
	Kurita Water Industries Ltd.	184,535	6,058
	Sohgo Security Services Co. Ltd.	110,989	6,039
	Denka Co. Ltd.	149,159	5,962
	Hakuhodo DY Holdings Inc.	395,943	5,962
	Hino Motors Ltd.	447,385	5,949
	Nippon Shinyaku Co. Ltd.	86,534	5,935
	Sumitomo Rubber Industries Ltd.	304,385	5,929
	Square Enix Holdings Co. Ltd.	128,553	5,872
	Rinnai Corp.	61,222	5,780
*,^	PeptiDream Inc.	140,060	5,756
	Furukawa Electric Co. Ltd.	103,426	5,685
	Suzuken Co. Ltd.	133,057	5,672
	SCREEN Holdings Co. Ltd.	63,571	5,541
	Tokyo Tatemono Co. Ltd.	343,116	5,532

Casio Computer Co. Ltd.	362,602	5,522
Nippon Electric Glass Co. Ltd.	133,485	5,519
Hikari Tsushin Inc.	37,623	5,484
Air Water Inc.	254,818	5,468
DIC Corp.	137,177	5,428
Matsumotokiyoshi Holdings Co. Ltd.	131,848	5,417
Chugoku Electric Power Co. Inc.	487,579	5,401
Lawson Inc.	79,635	5,400
Sony Financial Holdings Inc.	291,488	5,361
Kewpie Corp.	186,069	5,323
Ube Industries Ltd.	177,498	5,302
Keihan Holdings Co. Ltd.	165,313	5,241
* Kobe Steel Ltd.	501,818	5,225
Mitsui Mining & Smelting Co. Ltd.	92,200	5,178
Ulvac Inc.	77,100	5,168
Takashimaya Co. Ltd.	495,825	5,159
Relo Group Inc.	173,680	5,158
MediPal Holdings Corp.	264,207	5,157
Mabuchi Motor Co. Ltd.	86,208	5,130
Hitachi High-Technologies Corp.	106,156	5,012
Credit Saison Co. Ltd.	271,653	4,963
Kagome Co. Ltd.	132,328	4,942
Asics Corp.	298,135	4,922
Nifco Inc.	69,929	4,906
Pola Orbis Holdings Inc.	125,112	4,898
COMSYS Holdings Corp.	174,172	4,871
Azbil Corp.	104,324	4,862
Nichirei Corp.	179,926	4,830
Shinsei Bank Ltd.	275,924	4,824
AEON Financial Service Co. Ltd.	192,373	4,813
Nankai Electric Railway Co. Ltd.	184,440	4,807
Nomura Real Estate Holdings Inc.	199,212	4,773
Sundrug Co. Ltd.	110,096	4,738
Iida Group Holdings Co. Ltd.	236,907	4,701
Mitsubishi UFJ Lease & Finance Co. Ltd.	725,191	4,700
Miura Co. Ltd.	163,118	4,659
TIS Inc.	131,206	4,655
Sega Sammy Holdings Inc.	330,763	4,630
Sanwa Holdings Corp.	332,507	4,619
Yamaguchi Financial Group Inc.	388,300	4,565
Showa Shell Sekiyu KK	320,599	4,558
Kaneka Corp.	483,677	4,502
Fujikura Ltd.	457,796	4,501
Hitachi Metals Ltd.	329,719	4,499
Benesse Holdings Inc.	118,541	4,467
Calbee Inc.	126,152	4,457
Ezaki Glico Co. Ltd.	87,323	4,456
Yokohama Rubber Co. Ltd.	174,536	4,456
Toho Gas Co. Ltd.	151,412	4,446
Gunma Bank Ltd.	728,151	4,406
Topcon Corp.	172,746	4,398
Toyo Seikan Group Holdings Ltd.	271,165	4,396
Rohto Pharmaceutical Co. Ltd.	163,192	4,386
NOK Corp.	187,933	4,384
Park24 Co. Ltd.	174,256	4,359
House Foods Group Inc.	124,707	4,345
Shimamura Co. Ltd.	36,875	4,335

	Oracle Corp. Japan	53,608	4,330
	Aeon Mall Co. Ltd.	196,243	4,324
	Cosmo Energy Holdings Co. Ltd.	109,343	4,305
	Hitachi Chemical Co. Ltd.	165,949	4,251
	Yamazaki Baking Co. Ltd.	213,744	4,217
	Izumi Co. Ltd.	66,282	4,211
	Nippon Kayaku Co. Ltd.	284,377	4,199
	Hiroshima Bank Ltd.	498,421	4,189
	Tokyo Century Corp.	77,083	4,171
	Hachijuni Bank Ltd.	696,858	4,144
	Seino Holdings Co. Ltd.	247,802	4,121
	Sumitomo Dainippon Pharma Co. Ltd.	276,989	4,089
	Seven Bank Ltd.	1,104,439	4,082
	Horiba Ltd.	62,937	4,060
	Miraca Holdings Inc.	87,716	4,007
	Ito En Ltd.	95,920	3,971
	DeNA Co. Ltd.	182,007	3,953
	Kyushu Financial Group Inc.	656,530	3,945
	Zenkoku Hosho Co. Ltd.	83,954	3,935
	Bic Camera Inc.	254,952	3,934
	Sankyu Inc.	83,800	3,911
	Chugoku Bank Ltd.	292,863	3,860
	DMG Mori Co. Ltd.	167,634	3,839
^	Kakaku.com Inc.	218,237	3,834
	Kamigumi Co. Ltd.	173,784	3,825
	Iyo Bank Ltd.	460,841	3,805
	Nippon Shokubai Co. Ltd.	53,226	3,790
	Sumitomo Forestry Co. Ltd.	219,757	3,786
*,^	Kawasaki Kisen Kaisha Ltd.	141,882	3,773
	Daiichikosho Co. Ltd.	68,696	3,752
	K's Holdings Corp.	133,111	3,718
	Tsumura & Co.	110,091	3,711
	Zeon Corp.	245,860	3,711
	Taiyo Nippon Sanso Corp.	237,974	3,699
	Sotetsu Holdings Inc.	132,692	3,668
	Takara Holdings Inc.	296,762	3,663
	TS Tech Co. Ltd.	85,438	3,662
	Kinden Corp.	217,798	3,645
	NTN Corp.	706,341	3,643
	Skylark Co. Ltd.	251,103	3,619
	Glory Ltd.	92,018	3,605
	Toyo Tire & Rubber Co. Ltd.	168,687	3,602
	Nishi-Nippon Railroad Co. Ltd.	128,313	3,587
	Welcia Holdings Co. Ltd.	83,714	3,562
	Morinaga & Co. Ltd.	68,500	3,560
	Itochu Techno-Solutions Corp.	79,542	3,505
	GS Yuasa Corp.	647,913	3,492
	Daido Steel Co. Ltd.	58,848	3,481
	OKUMA Corp.	50,172	3,463
	Aica Kogyo Co. Ltd.	89,200	3,457
	Citizen Watch Co. Ltd.	449,826	3,456
	Nishi-Nippon Financial Holdings Inc.	262,876	3,453
	Nisshinbo Holdings Inc.	235,566	3,360
	Tadano Ltd.	191,824	3,358
	Nagase & Co. Ltd.	182,869	3,335
	Japan Steel Works Ltd.	105,550	3,310
	Hokuhoku Financial Group Inc.	217,130	3,266

	Leopalace21 Corp.	392,238	3,259
	Toyoda Gosei Co. Ltd.	121,657	3,238
	Sugi Holdings Co. Ltd.	60,716	3,237
	Sapporo Holdings Ltd.	106,231	3,202
	Wacoal Holdings Corp.	103,724	3,190
	NOF Corp.	118,200	3,181
	Dowa Holdings Co. Ltd.	75,951	3,166
	SCSK Corp.	68,691	3,165
	77 Bank Ltd.	120,105	3,152
	Maruichi Steel Tube Ltd.	103,508	3,115
	Aoyama Trading Co. Ltd.	78,800	3,103
	MonotaRO Co. Ltd.	97,682	3,090
	Maeda Corp.	224,200	3,082
	OSG Corp.	120,926	3,075
	Kaken Pharmaceutical Co. Ltd.	58,465	3,064
*	SG Holdings Co. Ltd.	131,400	3,045
	Toda Corp.	386,208	3,043
	Nipro Corp.	196,702	3,025
	NHK Spring Co. Ltd.	271,148	3,022
	Taiyo Yuden Co. Ltd.	178,563	3,022
	Japan Airport Terminal Co. Ltd.	77,337	3,005
	Ushio Inc.	195,280	2,995
	Kyudenko Corp.	65,161	2,993
	Mitsubishi Logistics Corp.	113,393	2,980
	Nippon Paper Industries Co. Ltd.	156,444	2,979
	Sumitomo Osaka Cement Co. Ltd.	627,206	2,953
	Jafco Co. Ltd.	51,863	2,952
	Shikoku Electric Power Co. Inc.	259,153	2,945
	Nihon Kohden Corp.	124,650	2,942
	Capcom Co. Ltd.	76,523	2,927
	H2O Retailing Corp.	143,202	2,904
	Tokai Tokyo Financial Holdings Inc.	376,328	2,883
	Rengo Co. Ltd.	353,888	2,872
	Sawai Pharmaceutical Co. Ltd.	62,728	2,856
	Toyobo Co. Ltd.	147,524	2,815
	Japan Post Insurance Co. Ltd.	106,162	2,814
	Ain Holdings Inc.	45,898	2,810
	ABC-Mart Inc.	43,086	2,804
*,^	Acom Co. Ltd.	636,772	2,786
*	LINE Corp.	61,169	2,734
	Zensho Holdings Co. Ltd.	153,188	2,686
	Sankyo Co. Ltd.	82,582	2,683
	San-In Godo Bank Ltd.	258,315	2,678
	Ibiden Co. Ltd.	170,572	2,659
	Cosmos Pharmaceutical Corp.	14,721	2,632
	Resorttrust Inc.	110,226	2,627
	Daishi Bank Ltd.	55,119	2,616
	Ariake Japan Co. Ltd.	29,985	2,606
	Shimachu Co. Ltd.	76,991	2,539
	Shochiku Co. Ltd.	16,734	2,483
	Chiyoda Corp.	257,003	2,445
	GMO Payment Gateway Inc.	27,503	2,420
	PALTAC Corp.	54,200	2,406
	Lintec Corp.	83,599	2,395
^	Hokuriku Electric Power Co.	290,040	2,373
	Shiga Bank Ltd.	435,951	2,352
	Fuji Oil Holdings Inc.	76,300	2,328

	NTT Urban Development Corp.	174,437	2,291
	Fukuyama Transporting Co. Ltd.	57,016	2,202
	Mitsui Engineering & Shipbuilding Co. Ltd.	122,037	2,177
	Maeda Road Construction Co. Ltd.	97,197	2,170
	Toyota Boshoku Corp.	100,025	2,147
	Autobacs Seven Co. Ltd.	105,795	2,118
	Canon Marketing Japan Inc.	76,656	2,111
	Itoham Yonekyu Holdings Inc.	227,690	2,092
^	FP Corp.	39,423	2,083
	Awa Bank Ltd.	324,274	2,068
	Pilot Corp.	41,070	2,041
	Megmilk Snow Brand Co. Ltd.	70,569	2,038
	Hokkaido Electric Power Co. Inc.	304,126	1,984
	Hitachi Capital Corp.	71,099	1,964
	Nippo Corp.	84,459	1,942
	Keiyo Bank Ltd.	402,084	1,933
	Kandenko Co. Ltd.	174,028	1,921
	HIS Co. Ltd.	52,988	1,920
	Hitachi Transport System Ltd.	72,498	1,885
	Fujitsu General Ltd.	93,030	1,841
	Tokai Rika Co. Ltd.	82,479	1,794
	Senshu Ikeda Holdings Inc.	462,548	1,781
*	Aiful Corp.	488,879	1,777
^	GungHo Online Entertainment Inc.	613,657	1,769
	Juroku Bank Ltd.	60,371	1,761
	Heiwa Corp.	87,615	1,756
^	Sanrio Co. Ltd.	101,450	1,746
	Exedy Corp.	48,916	1,717
	Mochida Pharmaceutical Co. Ltd.	22,322	1,714
	Koei Tecmo Holdings Co. Ltd.	76,817	1,703
	North Pacific Bank Ltd.	484,968	1,692
	Yamato Kogyo Co. Ltd.	58,699	1,682
	Matsui Securities Co. Ltd.	168,360	1,605
^	Orient Corp.	964,987	1,596
	Kissei Pharmaceutical Co. Ltd.	53,728	1,518
	Nippon Television Holdings Inc.	85,100	1,499
	KYORIN Holdings Inc.	78,970	1,494
	Komeri Co. Ltd.	49,121	1,417
	Japan Petroleum Exploration Co. Ltd.	51,058	1,412
	NS Solutions Corp.	51,721	1,394
^	Ichigo Inc.	335,616	1,393
	Tokyo Broadcasting System Holdings Inc.	57,579	1,387
	Kusuri no Aoki Holdings Co. Ltd.	26,312	1,380
	Fuji Media Holdings Inc.	80,000	1,314
*,^	Japan Display Inc.	588,100	1,280
	Nisshin Steel Co. Ltd.	74,886	1,263
	Japan Aviation Electronics Industry Ltd.	66,747	1,122
^	ASKUL Corp.	32,969	1,102
	Hitachi Kokusai Electric Inc.	38,200	1,091
	Nissan Shatai Co. Ltd.	101,647	1,074
	Adastria Co. Ltd.	47,763	1,020
	SKY Perfect JSAT Holdings Inc.	209,772	994
	Daikyo Inc.	45,194	958
	Gree Inc.	144,357	939
	TV Asahi Holdings Corp.	36,641	758
	Mitsubishi Shokuhin Co. Ltd.	25,408	757
	Toppan Forms Co. Ltd.	61,373	693

^	COLOPL Inc.	76,046	666
	OBIC Business Consultants Co. Ltd.	9,842	557
*,^	Aplus Financial Co. Ltd.	194,686	206
			7,000,678
Luxembourg (0.0%)
	Tenaris SA ADR	117,467	4,111

Malaysia (0.6%)
	Public Bank Bhd. (Local)	5,161,400	29,093
	Tenaga Nasional Bhd.	6,808,200	27,533
	Malayan Banking Bhd.	9,880,200	25,592
	CIMB Group Holdings Bhd.	10,756,350	19,983
	Axiata Group Bhd.	7,594,424	11,060
	Petronas Chemicals Group Bhd.	4,865,068	10,141
	Genting Bhd.	3,823,800	9,438
*	Sime Darby Plantation Bhd.	6,057,305	8,547
	DiGi.Com Bhd.	6,241,666	7,921
	Maxis Bhd.	4,545,200	7,084
	IHH Healthcare Bhd.	4,502,300	6,945
	Genting Malaysia Bhd.	4,718,600	6,666
	IOI Corp. Bhd.	5,368,965	6,452
	Petronas Gas Bhd.	1,250,350	5,732
	Kuala Lumpur Kepong Bhd.	770,900	4,988
	Hong Leong Bank Bhd.	1,013,100	4,829
	Sime Darby Bhd.	5,961,305	4,673
	Gamuda Bhd.	3,430,200	4,502
	MISC Bhd.	2,255,523	4,357
	PPB Group Bhd.	919,000	4,107
	IJM Corp. Bhd.	5,029,040	3,984
	AMMB Holdings Bhd.	3,097,800	3,830
	Malaysia Airports Holdings Bhd.	1,436,900	3,334
	YTL Corp. Bhd.	8,007,666	3,141
	Petronas Dagangan Bhd.	461,900	2,910
	Telekom Malaysia Bhd.	1,824,500	2,878
	HAP Seng Consolidated Bhd.	1,012,100	2,523
	AirAsia Bhd.	2,356,300	2,502
*	Sime Darby Property Bhd.	5,961,305	2,416
	RHB Bank Bhd. (Common Shares)	1,717,700	2,396
2	Astro Malaysia Holdings Bhd.	3,159,468	2,106
	British American Tobacco Malaysia Bhd.	216,900	1,901
	Alliance Bank Malaysia Bhd.	1,652,400	1,834
*	UMW Holdings Bhd.	1,044,700	1,822
	Hong Leong Financial Group Bhd.	349,635	1,663
	IOI Properties Group Bhd.	3,209,700	1,638
	Sapura Energy Bhd.	8,138,696	1,567
	Westports Holdings Bhd.	1,669,896	1,500
	YTL Power International Bhd.	4,578,011	1,467
	Felda Global Ventures Holdings Bhd.	2,796,300	1,440
	KLCCP Stapled Group Bhd.	715,100	1,421
*	Bumi Armada Bhd.	5,095,100	1,100
	Berjaya Sports Toto Bhd.	1,299,577	753
*	UEM Sunrise Bhd.	2,417,100	699
	MMC Corp. Bhd.	1,314,100	673
*,3	RHB Bank Bhd.	1,187,500	15
			261,156

Malta (0.0%)
3 BGP Holdings PLC	3,738,510	—

Mexico (0.8%)
America Movil SAB de CV	50,081,483	46,928
Fomento Economico Mexicano SAB de CV	3,590,012	35,013
Grupo Financiero Banorte SAB de CV	3,893,393	25,015
Wal-Mart de Mexico SAB de CV	8,824,961	22,115
Grupo Mexico SAB de CV Class B	5,747,636	20,376
Grupo Televisa SAB	4,298,742	17,789
* Cemex SAB de CV ADR	1,515,890	12,567
Grupo Bimbo SAB de CV Class A	4,203,320	10,253
* Cemex SAB de CV	11,043,482	9,185
Fibra Uno Administracion SA de CV	5,406,398	8,508
Grupo Aeroportuario del Pacifico SAB de CV Class B	688,463	7,198
Grupo Financiero Inbursa SAB de CV	3,771,136	6,672
Coca-Cola Femsa SAB de CV	859,046	6,566
Grupo Aeroportuario del Sureste SAB de CV Class B	336,502	6,549
Alfa SAB de CV Class A	5,088,535	6,387
Infraestructura Energetica Nova SAB de CV	980,960	5,113
Industrias Penoles SAB de CV	203,710	4,721
Mexichem SAB de CV	1,620,498	4,593
* Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand Class B	2,841,213	4,473
Arca Continental SAB de CV	571,073	4,144
Gruma SAB de CV Class B	336,520	4,019
Grupo Elektra SAB DE CV	109,265	3,947
Promotora y Operadora de Infraestructura SAB de CV	356,805	3,657
Alsea SAB de CV	858,910	2,810
Kimberly-Clark de Mexico SAB de CV Class A	1,355,551	2,546
Grupo Aeroportuario del Centro Norte SAB de CV Class B	488,376	2,493
El Puerto de Liverpool SAB de CV	312,397	2,312
Banregio Grupo Financiero SAB de CV	368,600	2,296
Megacable Holdings SAB de CV	485,329	2,221
Grupo Carso SAB de CV	554,980	2,082
Gentera SAB de CV	1,876,562	1,701
* Telesites SAB de CV	2,111,383	1,585
Grupo Lala SAB de CV	885,023	1,416
Industrias Bachoco SAB de CV Class B	255,391	1,312
* Becle SAB de CV	683,200	1,243
Grupo Comercial Chedraui SA de CV	476,055	1,060
* Industrias CH SAB de CV Class B	215,745	969
* Organizacion Soriana SAB de CV Class B	404,787	882
* Grupo Aeromexico SAB de CV	553,104	878
2 Nemak SAB de CV	976,599	815
Alpek SAB de CV	536,867	775
OHL Mexico SAB de CV	436,700	743
Promotora y Operadora de Infraestructura SAB de CV Class L	73,691	579
Concentradora Fibra Danhos SA de CV	334,073	555
* Grupo Simec SAB de CV Class B	116,200	401
* Minera Frisco SAB de CV	91,658	61
		307,523
Netherlands (2.3%)
Unilever NV	2,594,121	149,739
ING Groep NV	6,583,358	129,267
ASML Holding NV	531,870	107,831
Koninklijke Philips NV	1,588,918	64,764

	Koninklijke Ahold Delhaize NV	2,165,066	48,368
	Heineken NV	397,123	44,633
	Unibail-Rodamco SE	168,378	43,170
	Akzo Nobel NV	426,884	39,953
*	ArcelorMittal	1,023,887	37,083
	RELX NV	1,494,130	33,085
	Koninklijke DSM NV	296,854	30,693
	NN Group NV	574,354	27,089
	Wolters Kluwer NV	465,714	24,651
2	ABN AMRO Group NV	702,136	23,766
	Aegon NV	2,990,186	20,434
	Heineken Holding NV	180,675	19,167
	Koninklijke KPN NV	5,144,618	18,028
	Randstad Holding NV	188,110	13,279
	ASR Nederland NV	239,842	10,477
*,^	Altice NV Class A	959,695	10,292
	Gemalto NV	143,183	8,832
2	Philips Lighting NV	162,310	6,382
	Boskalis Westminster	136,647	5,453
	Koninklijke Vopak NV	111,887	5,051
*	OCI NV	162,439	4,124
2	GrandVision NV	82,892	1,930
*	Altice NV Class B	140,023	1,502
			929,043
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	960,892	9,422
	Spark New Zealand Ltd.	3,180,943	8,414
	Auckland International Airport Ltd.	1,674,408	8,250
	Fletcher Building Ltd.	1,173,830	6,772
	Ryman Healthcare Ltd.	690,903	5,579
	Contact Energy Ltd.	1,207,773	4,975
	Meridian Energy Ltd.	2,036,954	4,354
*	Xero Ltd.	149,945	3,749
	SKYCITY Entertainment Group Ltd.	1,115,265	3,405
	Mercury NZ Ltd.	1,136,397	2,884
	Kiwi Property Group Ltd.	2,364,036	2,407
	Air New Zealand Ltd.	857,056	1,943
	SKY Network Television Ltd.	652,127	1,399
			63,553
Norway (0.4%)
	Statoil ASA	1,645,471	38,555
	DNB ASA	1,819,070	36,973
	Telenor ASA	1,150,472	26,898
	Norsk Hydro ASA	2,285,242	16,640
	Yara International ASA	298,274	14,347
	Orkla ASA	1,331,552	13,856
	Marine Harvest ASA	700,692	12,133
	Gjensidige Forsikring ASA	275,905	5,205
	Aker BP ASA	168,823	4,885
	Schibsted ASA Class B	151,674	4,583
	Schibsted ASA Class A	132,349	4,260
			178,335
Other (0.2%)4
5	Vanguard FTSE Emerging Markets ETF	1,237,244	61,664
*	Hyundai Heavy Industries Co. Ltd. Rights Exp. 03/09/2018	10,179	314
*	ACS Actividades Rights Exp. 02/07/2018	421,867	221

* Tata Steel Ltd. Rights Exp. 02/28/2018	60,356	185
* Piramal Enterprises Ltd. Rights	5,988	34
* Unicredit SpA Rights Exp. 02/20/2018	3,760,344	19
* Tata Steel Ltd. PP Rights Exp. 02/28/2018	30,178	4
		62,441
Pakistan (0.0%)
Habib Bank Ltd.	1,157,606	2,033
Oil & Gas Development Co. Ltd.	1,027,200	1,531
Pakistan Petroleum Ltd.	806,300	1,505
Fauji Fertilizer Co. Ltd.	1,134,600	929
National Bank of Pakistan	842,000	373
		6,371
Peru (0.1%)
Credicorp Ltd. (Lima Shares)	64,722	15,081
Credicorp Ltd.	48,574	11,251
Cia de Minas Buenaventura SAA ADR	337,664	5,210
		31,542
Philippines (0.3%)
SM Investments Corp.	837,499	16,694
SM Prime Holdings Inc.	15,430,737	11,097
Ayala Land Inc.	11,871,657	10,242
BDO Unibank Inc.	3,353,570	9,994
Ayala Corp.	418,378	8,565
JG Summit Holdings Inc.	5,362,319	8,004
PLDT Inc.	201,047	6,136
Bank of the Philippine Islands	2,588,292	6,010
Aboitiz Equity Ventures Inc.	3,746,854	5,603
Universal Robina Corp.	1,473,519	4,633
Metropolitan Bank & Trust Co.	2,129,275	4,127
International Container Terminal Services Inc.	1,809,724	3,998
GT Capital Holdings Inc.	147,761	3,876
Jollibee Foods Corp.	661,675	3,670
Metro Pacific Investments Corp.	23,254,400	2,928
Manila Electric Co.	432,831	2,857
* Alliance Global Group Inc.	6,648,199	1,988
LT Group Inc.	4,499,541	1,969
Aboitiz Power Corp.	2,422,232	1,938
DMCI Holdings Inc.	6,615,796	1,857
Megaworld Corp.	18,828,706	1,817
Globe Telecom Inc.	48,249	1,787
Semirara Mining & Power Corp. Class A	1,973,684	1,459
* Bloomberry Resorts Corp.	5,774,450	1,382
Petron Corp.	4,217,873	790
Energy Development Corp.	2,627,427	291
		123,712
Poland (0.3%)
* Powszechna Kasa Oszczednosci Bank Polski SA	1,465,628	19,981
Polski Koncern Naftowy ORLEN SA	534,956	17,351
Powszechny Zaklad Ubezpieczen SA	971,753	13,283
Bank Pekao SA	276,130	11,209
KGHM Polska Miedz SA	226,822	7,444
LPP SA	2,542	7,384
Bank Zachodni WBK SA	47,689	5,982
Polskie Gornictwo Naftowe i Gazownictwo SA	2,881,214	5,651
* PGE Polska Grupa Energetyczna SA	1,220,679	4,335
* Alior Bank SA	151,108	3,858

	CD Projekt SA	104,392	3,620
*	mBank SA	21,061	3,205
	CCC SA	35,397	3,053
*	Bank Millennium SA	1,012,568	2,899
	Grupa Lotos SA	154,818	2,743
*	Jastrzebska Spolka Weglowa SA	85,275	2,475
*	Orange Polska SA	1,101,290	2,019
*,2	Dino Polska SA	79,875	1,995
	KRUK SA	26,754	1,838
	Cyfrowy Polsat SA	244,704	1,759
*,2	PLAY Communications SA	168,682	1,714
	Asseco Poland SA	117,906	1,638
	Grupa Azoty SA	76,614	1,623
*	Tauron Polska Energia SA	1,735,105	1,571
	Bank Handlowy w Warszawie SA	52,982	1,341
^	Kernel Holding SA	82,700	1,258
	Enea SA	345,207	1,134
^	Eurocash SA	133,063	1,072
	Budimex SA	16,957	1,044
*	Ciech SA	39,339	724
			135,203
Portugal (0.1%)
	Galp Energia SGPS SA	875,693	16,728
	EDP - Energias de Portugal SA	3,853,089	13,519
	Jeronimo Martins SGPS SA	417,674	8,897
	EDP Renovaveis SA	256,313	2,242
*	Banco Espirito Santo SA	3,873,216	5
			41,391
Qatar (0.1%)
	Qatar National Bank QPSC	389,438	14,465
	Industries Qatar QSC	254,819	7,663
	Masraf Al Rayan QSC	633,581	7,041
	Ooredoo QPSC	139,322	3,652
	Qatar Insurance Co. SAQ	241,912	3,388
	Qatar Islamic Bank SAQ	100,900	2,717
*	Commercial Bank PQSC	339,674	2,614
	Qatar Electricity & Water Co. QSC	45,725	2,431
	Qatar Gas Transport Co. Ltd.	461,112	2,373
	Doha Bank QPSC	262,163	2,369
	Barwa Real Estate Co.	159,820	1,662
	United Development Co. QSC	291,153	1,355
	Qatar International Islamic Bank QSC	66,078	1,107
*	Vodafone Qatar QSC	549,085	1,065
	Ezdan Holding Group QSC	264,051	838
	Al Meera Consumer Goods Co. QSC	10,234	430
	Gulf International Services QSC	81,764	429
	Aamal Co.	8,155	19
			55,618
Russia (0.9%)
	Sberbank of Russia PJSC	12,342,086	58,073
	Lukoil PJSC ADR	790,834	52,254
	Gazprom PJSC ADR	7,575,852	38,143
	Sberbank of Russia PJSC ADR	1,481,452	29,856
	Tatneft PJSC ADR	423,345	25,676
	Novatek PJSC	1,780,665	23,051
	MMC Norilsk Nickel PJSC ADR	787,064	16,188

Magnit PJSC GDR	626,456	14,060
Rosneft Oil Co. PJSC GDR	1,995,863	12,237
AK Transneft OAO Preference Shares	2,566	8,217
Gazprom PJSC	2,817,037	7,184
Surgutneftegas OAO Preference Shares	12,452,700	6,576
Alrosa PJSC	4,233,600	6,138
Surgutneftegas OJSC ADR	1,187,986	6,052
Mobile TeleSystems PJSC	969,282	5,328
Severstal PJSC GDR	319,064	5,240
VTB Bank PJSC GDR	2,685,542	5,084
Moscow Exchange MICEX-RTS PJSC	2,295,444	4,696
Mobile TeleSystems PJSC ADR	351,115	4,262
Novolipetsk Steel PJSC	1,377,903	3,603
Inter RAO UES PJSC	46,926,300	3,164
VTB Bank PJSC	3,436,898,867	3,020
PhosAgro PJSC GDR	165,970	2,644
Magnitogorsk Iron & Steel Works PJSC	2,914,148	2,364
RusHydro PJSC	171,143,634	2,209
Tatneft PAO Preference Shares	280,590	2,042
MegaFon PJSC GDR	204,567	1,983
Aeroflot PJSC	794,314	1,884
Federal Grid Co. Unified Energy System PJSC	426,216,667	1,327
LSR Group PJSC GDR	335,360	1,010
TMK PJSC	600,220	886
Sistema PJSC FC GDR	191,390	861
Safmar Financial Investment	62,870	850
Rostelecom PJSC ADR	118,592	817
Rostelecom PJSC	682,908	814
Unipro PJSC	18,049,100	812
* Novorossiysk Commercial Sea Port PJSC	5,199,000	809
Bashneft PAO Preference Shares	30,786	773
* RussNeft PJSC	68,778	737
ROSSETI PJSC	42,251,896	687
* Uralkali PJSC	324,600	678
Mosenergo PJSC	13,331,000	646
Acron PJSC	8,035	589
* Mechel PJSC	205,139	533
Mechel PJSC Preference Shares	184,910	484
LUKOIL PJSC	3,763	250
Surgutneftegas OJSC	423,700	217
Sistema PJSC FC	986,400	214
Novatek PJSC GDR	160	21
		365,243
Singapore (0.9%)
DBS Group Holdings Ltd.	3,029,548	60,806
Oversea-Chinese Banking Corp. Ltd.	5,531,011	54,380
United Overseas Bank Ltd.	2,155,750	44,997
Singapore Telecommunications Ltd.	12,596,696	33,987
Keppel Corp. Ltd.	2,462,379	16,214
CapitaLand Ltd.	4,309,441	12,582
Genting Singapore plc	10,111,664	10,383
Singapore Exchange Ltd.	1,447,758	9,035
Ascendas REIT	4,161,956	8,742
Wilmar International Ltd.	3,446,607	8,394
City Developments Ltd.	803,761	8,101
Venture Corp. Ltd.	423,551	7,420
Singapore Airlines Ltd.	854,124	7,356

Suntec REIT	4,202,372	6,619
Singapore Technologies Engineering Ltd.	2,530,022	6,491
CapitaLand Mall Trust	3,827,651	6,133
UOL Group Ltd.	815,567	5,671
ComfortDelGro Corp. Ltd.	3,517,249	5,624
CapitaLand Commercial Trust	3,891,551	5,543
Singapore Press Holdings Ltd.	2,649,257	5,320
Jardine Cycle & Carriage Ltd.	165,539	5,030
SATS Ltd.	1,050,815	4,419
Sembcorp Industries Ltd.	1,509,891	3,902
Hutchison Port Holdings Trust	8,463,408	3,500
Golden Agri-Resources Ltd.	10,737,601	3,102
^ Sembcorp Marine Ltd.	1,354,677	2,574
^ Singapore Post Ltd.	2,510,764	2,470
StarHub Ltd.	947,037	2,084
Wing Tai Holdings Ltd.	601,840	1,111
^ Frasers Centrepoint Ltd.	618,500	1,014
SIA Engineering Co. Ltd.	375,909	957
^ M1 Ltd.	600,743	847
		354,808
South Africa (1.8%)
Naspers Ltd.	721,813	205,569
Standard Bank Group Ltd.	2,149,237	36,378
Sasol Ltd.	942,832	33,881
MTN Group Ltd.	3,055,896	33,839
FirstRand Ltd.	5,439,666	30,513
Sanlam Ltd.	2,865,810	21,335
Remgro Ltd.	882,917	17,604
Barclays Africa Group Ltd.	1,111,771	16,896
Shoprite Holdings Ltd.	749,748	15,607
Vodacom Group Ltd.	1,041,009	14,384
Aspen Pharmacare Holdings Ltd.	589,654	13,474
Bid Corp. Ltd.	565,197	12,679
Bidvest Group Ltd.	573,275	12,071
Growthpoint Properties Ltd.	4,815,686	11,311
Tiger Brands Ltd.	286,530	11,141
Mr Price Group Ltd.	408,009	9,845
Woolworths Holdings Ltd.	1,658,592	8,987
Discovery Ltd.	576,653	8,191
Nedbank Group Ltd.	355,160	7,924
NEPI Rockcastle plc	578,197	7,883
Redefine Properties Ltd.	8,417,403	7,701
AngloGold Ashanti Ltd.	684,444	7,632
RMB Holdings Ltd.	1,103,182	7,341
Sappi Ltd.	933,625	6,712
Imperial Holdings Ltd.	266,793	6,398
Gold Fields Ltd.	1,404,719	6,084
Foschini Group Ltd.	368,414	6,029
Capitec Bank Holdings Ltd.	88,503	5,976
Truworths International Ltd.	720,450	5,941
Clicks Group Ltd.	399,205	5,745
SPAR Group Ltd.	322,633	5,576
Netcare Ltd.	2,442,530	5,353
Exxaro Resources Ltd.	441,927	5,328
Resilient REIT Ltd.	534,158	5,279
Mondi Ltd.	196,936	5,268
Life Healthcare Group Holdings Ltd.	2,287,782	5,247

	Barloworld Ltd.	351,456	5,001
	AVI Ltd.	541,254	4,915
	Rand Merchant Investment Holdings Ltd.	1,116,395	4,175
	PSG Group Ltd.	211,664	3,969
	Hyprop Investments Ltd.	393,375	3,840
	Investec Ltd.	457,515	3,596
*,^	Impala Platinum Holdings Ltd.	1,134,102	3,483
	Sibanye Gold Ltd.	2,844,505	3,353
	Pick n Pay Stores Ltd.	578,845	3,319
	MMI Holdings Ltd.	1,697,855	3,244
*	Fortress REIT Ltd. Class B	1,257,610	3,187
*	Anglo American Platinum Ltd.	99,645	2,995
	Coronation Fund Managers Ltd.	429,266	2,850
*	Fortress REIT Ltd. Class A	1,808,133	2,697
	Pioneer Foods Group Ltd.	242,814	2,682
^	Kumba Iron Ore Ltd.	86,789	2,625
*	Northam Platinum Ltd.	589,128	2,578
	Steinhoff International Holdings NV (Johannesburg Shares)	4,220,270	2,433
	Telkom SA SOC Ltd.	517,337	2,249
	Liberty Holdings Ltd.	202,413	2,244
	JSE Ltd.	139,967	2,220
*	Super Group Ltd.	577,259	2,179
	Massmart Holdings Ltd.	173,834	2,044
	African Rainbow Minerals Ltd.	174,613	1,878
	Brait SE	555,354	1,806
	Tsogo Sun Holdings Ltd.	821,815	1,783
*	Attacq Ltd.	1,043,914	1,725
	KAP Industrial Holdings Ltd.	2,385,212	1,720
	Tongaat Hulett Ltd.	170,345	1,651
	AECI Ltd.	181,322	1,578
	Reunert Ltd.	246,068	1,553
	Santam Ltd.	61,087	1,538
	Assore Ltd.	54,506	1,445
*	Nampak Ltd.	1,053,149	1,355
*,2	Steinhoff Africa Retail Ltd.	720,059	1,274
	Omnia Holdings Ltd.	103,287	1,271
2	Dis-Chem Pharmacies Ltd.	411,239	1,263
*	Famous Brands Ltd.	127,379	1,194
	EOH Holdings Ltd.	219,586	1,187
	Harmony Gold Mining Co. Ltd.	610,101	1,048
*	Grindrod Ltd.	770,713	853
*,^	Curro Holdings Ltd.	231,269	749
	Oceana Group Ltd.	55,022	389
*	Stadio Holdings Ltd.	389,956	246
	Steinhoff International Holdings NV (Frankfurt Shares)	134,010	75
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	3
			726,584
South Korea (3.6%)
	Samsung Electronics Co. Ltd. GDR	248,950	295,561
	Samsung Electronics Co. Ltd.	40,518	94,704
	SK Hynix Inc.	897,303	61,595
	Samsung Electronics Co. Ltd. Preference Shares	28,240	55,812
	POSCO ADR	455,645	40,771
*,^	Celltrion Inc.	131,422	38,712
	NAVER Corp.	45,107	38,423
	Hyundai Motor Co.	242,917	36,894
	KB Financial Group Inc. ADR	506,709	31,755

	LG Chem Ltd.	76,875	31,094
	Shinhan Financial Group Co. Ltd. ADR	564,809	27,794
	Hyundai Mobis Co. Ltd.	109,886	25,479
	Hana Financial Group Inc.	492,271	23,988
	SK Innovation Co. Ltd.	101,536	19,443
	KT&G Corp.	185,918	18,541
	LG Electronics Inc.	181,651	17,425
	SK Holdings Co. Ltd.	55,486	16,542
	LG Household & Health Care Ltd.	14,820	16,321
	Samsung SDI Co. Ltd.	88,216	16,261
	Samsung C&T Corp.	120,468	16,016
	Amorepacific Corp.	53,856	15,089
	Samsung Fire & Marine Insurance Co. Ltd.	55,260	14,945
	Kia Motors Corp.	432,328	14,018
	Woori Bank	849,420	13,392
	Samsung Life Insurance Co. Ltd.	106,473	12,860
	Samsung SDS Co. Ltd.	53,409	12,822
	LG Corp.	150,402	12,544
	NCSoft Corp.	28,985	11,990
	LG Display Co. Ltd.	371,238	11,151
	Shinhan Financial Group Co. Ltd.	223,414	11,092
	KB Financial Group Inc.	172,096	10,823
	Lotte Chemical Corp.	24,623	9,680
^	Korea Electric Power Corp. ADR	568,257	9,444
*,^	Celltrion Healthcare Co. Ltd.	72,819	9,273
	E-MART Inc.	34,046	9,251
	Samsung Electro-Mechanics Co. Ltd.	92,535	9,206
*,2	Samsung Biologics Co. Ltd.	22,298	9,100
	Korea Zinc Co. Ltd.	16,531	7,973
	Coway Co. Ltd.	89,186	7,946
	S-Oil Corp.	68,598	7,901
	Mirae Asset Daewoo Co. Ltd.	713,031	7,506
*	Hyundai Heavy Industries Co. Ltd.	57,623	7,485
*	Hyundai Robotics Co. Ltd.	17,479	7,455
	SK Telecom Co. Ltd. ADR	269,077	7,405
^	Kakao Corp.	54,073	7,091
	Industrial Bank of Korea	444,006	6,918
	Hyundai Steel Co.	126,412	6,735
	Hanmi Pharm Co. Ltd.	11,601	6,480
	AMOREPACIFIC Group	48,375	6,424
	Hankook Tire Co. Ltd.	125,122	6,267
	Hyundai Motor Co. 2nd Preference Shares	61,915	6,030
	GS Holdings Corp.	84,916	5,518
	Kangwon Land Inc.	178,110	5,408
	Korea Aerospace Industries Ltd.	108,522	5,356
	DB Insurance Co. Ltd.	78,413	5,311
	Korea Investment Holdings Co. Ltd.	63,554	5,198
	Korea Electric Power Corp.	152,212	5,092
	Hyosung Corp.	38,653	4,885
	Hyundai Engineering & Construction Co. Ltd.	120,900	4,853
	BNK Financial Group Inc.	486,885	4,828
	OCI Co. Ltd.	30,315	4,795
2	Netmarble Games Corp.	29,297	4,761
	Hotel Shilla Co. Ltd.	51,829	4,500
	Hanwha Chemical Corp.	136,415	4,495
	Hyundai Marine & Fire Insurance Co. Ltd.	100,814	4,373
	LG Uplus Corp.	322,270	4,314

*	Samsung Engineering Co. Ltd.	262,937	4,302
	Samsung Securities Co. Ltd.	102,789	4,190
	CJ CheilJedang Corp.	12,389	4,159
	Hyundai Glovis Co. Ltd.	30,818	4,032
	Hyundai Development Co-Engineering & Construction	96,112	3,977
	Orion Corp.	35,746	3,916
*	Samsung Heavy Industries Co. Ltd.	445,860	3,830
	Shinsegae Inc.	11,549	3,710
	KCC Corp.	9,222	3,634
	Lotte Shopping Co. Ltd.	15,927	3,595
	CJ Corp.	20,572	3,544
	Hanwha Corp.	79,825	3,517
	Daelim Industrial Co. Ltd.	45,231	3,437
	NH Investment & Securities Co. Ltd.	210,460	3,309
	Hyundai Motor Co. Preference Shares	38,088	3,296
	Hanon Systems	268,118	3,275
	Hanwha Life Insurance Co. Ltd.	455,123	3,197
	Lotte Corp.	47,964	3,134
	Yuhan Corp.	13,853	3,018
	DGB Financial Group Inc.	256,393	2,975
	LG Chem Ltd. Preference Shares	12,775	2,961
	Korean Air Lines Co. Ltd.	79,408	2,865
	Mando Corp.	11,010	2,862
	S-1 Corp.	30,740	2,861
	Kumho Petrochemical Co. Ltd.	29,113	2,807
	Hanssem Co. Ltd.	16,373	2,614
	BGF retail Co. Ltd.	11,989	2,470
	Hyundai Department Store Co. Ltd.	25,184	2,452
	Amorepacific Corp. Preference Shares	16,230	2,364
	SK Telecom Co. Ltd.	9,146	2,271
*,^	Doosan Infracore Co. Ltd.	218,031	2,252
^	GS Engineering & Construction Corp.	72,133	2,239
	Cheil Worldwide Inc.	111,658	2,221
	LG Household & Health Care Ltd. Preference Shares	3,485	2,210
^	Hanmi Science Co. ltd	22,198	2,181
	LOTTE Fine Chemical Co. Ltd.	29,162	2,097
	LS Corp.	27,888	2,062
*	Korea Gas Corp.	43,309	2,001
*,^	Hanwha Techwin Co. Ltd.	60,363	1,902
*	Hyundai Construction Equipment Co. Ltd.	9,918	1,893
	Posco Daewoo Corp.	82,292	1,857
	Samsung Card Co. Ltd.	50,673	1,848
	Doosan Corp.	16,557	1,840
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,755
*	Hyundai Mipo Dockyard Co. Ltd.	16,795	1,749
^	Paradise Co. Ltd.	75,316	1,668
^	Doosan Heavy Industries & Construction Co. Ltd.	103,747	1,651
*	CJ Logistics Corp.	11,875	1,611
	NongShim Co. Ltd.	5,263	1,595
	GS Retail Co. Ltd.	43,723	1,592
^	Hyundai Wia Corp.	26,670	1,546
	Ottogi Corp.	2,014	1,453
	SK Networks Co. Ltd.	234,354	1,426
	SKC Co. Ltd.	32,013	1,358
	Dongsuh Cos. Inc.	49,443	1,354
	KEPCO Plant Service & Engineering Co. Ltd.	34,197	1,341
*,^	NHN Entertainment Corp.	16,358	1,267

*	Hyundai Electric & Energy System Co. Ltd.	10,173	1,170
	LG Electronics Inc. Preference Shares	28,567	1,152
	Hite Jinro Co. Ltd.	48,311	1,041
	Lotte Chilsung Beverage Co. Ltd.	684	971
	LG Hausys Ltd.	10,269	880
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,273	764
	Hanwha Corp. Preference Shares	37,363	679
	POSCO	1,876	669
*,^	Lotte Confectionery Co. Ltd.	2,499	410
	BGF Co. Ltd.	21,460	308
^	CJ CheilJedang Corp. Preference Shares	1,801	256
*,3	Mirae Asset Rights Exp. 02/19/2018	141,145	40
	KT Corp. ADR	40	1
			1,447,998
Spain (2.3%)
	Banco Santander SA	26,947,538	200,066
	Banco Bilbao Vizcaya Argentaria SA	11,272,807	105,791
	Telefonica SA	7,673,711	78,722
	Iberdrola SA	9,648,517	78,537
	Industria de Diseno Textil SA	1,777,282	63,598
	Amadeus IT Group SA	697,977	54,114
*	Repsol SA	2,011,136	37,852
	CaixaBank SA	6,117,413	32,998
	Abertis Infraestructuras SA	1,057,152	25,647
2	Aena SME SA	108,137	23,548
	Banco de Sabadell SA	9,527,366	22,645
*	Ferrovial SA	847,157	19,448
	Grifols SA	552,769	17,778
*	ACS Actividades de Construccion y Servicios SA	422,895	16,921
	Red Electrica Corp. SA	734,499	15,493
	Bankinter SA	1,182,870	13,600
	Endesa SA	544,743	12,228
	Gas Natural SDG SA	522,514	12,081
*	Bankia SA	2,261,155	11,446
	Grifols SA Prior Pfd.	443,358	10,997
	Enagas SA	389,604	10,613
	Merlin Properties Socimi SA	566,260	8,153
2	Cellnex Telecom SA	259,058	6,994
^	Siemens Gamesa Renewable Energy SA	379,560	5,922
	Mapfre SA	1,660,563	5,897
	Distribuidora Internacional de Alimentacion SA	1,035,801	5,535
	Acciona SA	43,316	3,922
	Acerinox SA	239,798	3,526
	Grupo Catalana Occidente SA	75,233	3,520
	Mediaset Espana Comunicacion SA	305,418	3,454
	Zardoya Otis SA	296,344	3,386
	Corp Financiera Alba SA	34,160	2,133
			916,565
Sweden (1.9%)
	Nordea Bank AB	5,382,499	66,447
	Volvo AB Class B	2,644,931	53,984
	Atlas Copco AB Class A	1,066,906	50,036
	Swedbank AB Class A	1,775,089	45,397
	Investor AB Class B	760,109	37,170
	Svenska Handelsbanken AB Class A	2,478,324	36,070
	Sandvik AB	1,824,395	35,916

Assa Abloy AB Class B	1,578,174	34,983
Telefonaktiebolaget LM Ericsson Class B	5,047,563	32,465
Skandinaviska Enskilda Banken AB Class A	2,415,642	30,528
* Essity AB Class B	1,007,392	30,177
Hennes & Mauritz AB Class B	1,604,944	28,403
Atlas Copco AB Class B	633,152	26,426
Hexagon AB Class B	422,976	25,220
Telia Co. AB	4,370,102	21,937
Boliden AB	466,618	16,940
SKF AB	645,660	15,959
Kinnevik AB	402,018	14,665
Alfa Laval AB	533,292	13,996
Electrolux AB Class B	384,378	13,580
Skanska AB Class B	618,471	12,571
Swedish Match AB	303,485	12,293
Trelleborg AB Class B	416,078	11,106
Svenska Cellulosa AB SCA Class B	1,023,483	10,590
Securitas AB Class B	565,096	10,460
Industrivarden AB Class A	359,082	10,119
Industrivarden AB	277,707	7,398
Tele2 AB	589,249	7,369
* Lundin Petroleum AB	293,848	7,331
Husqvarna AB	624,071	6,510
Getinge AB	376,361	5,157
ICA Gruppen AB	131,636	5,143
L E Lundbergforetagen AB Class B	60,740	4,902
* Fastighets AB Balder Class B	161,347	4,296
Saab AB Class B	70,103	3,358
* Investment AB Latour Class B	197,344	2,512
* Arjo AB	390,190	1,278
Svenska Handelsbanken AB Class B	57,501	850
Skandinaviska Enskilda Banken AB	29,624	379
		753,921
Switzerland (5.4%)
Nestle SA	5,256,560	454,072
Novartis AG	3,763,260	339,661
Roche Holding AG	1,179,705	291,475
UBS Group AG	5,875,801	119,275
ABB Ltd.	3,264,784	90,999
Zurich Insurance Group AG	254,397	83,683
Credit Suisse Group AG	4,325,232	83,654
Cie Financiere Richemont SA	863,279	82,802
Swiss Re AG	525,933	51,875
Givaudan SA	15,670	37,722
LafargeHolcim Ltd. (Swiss Shares)	583,599	35,708
Lonza Group AG	126,021	35,013
Sika AG	3,574	30,961
Geberit AG	61,712	29,229
Julius Baer Group Ltd.	368,356	25,305
Swatch Group AG (Bearer)	51,169	23,409
Adecco Group AG	282,359	23,233
SGS SA	8,419	22,632
Partners Group Holding AG	27,900	21,680
Swisscom AG	38,094	20,803
Swiss Life Holding AG	55,031	20,664
Schindler Holding AG	66,467	16,654
Kuehne & Nagel International AG	86,071	15,807

	LafargeHolcim Ltd. (Paris Shares)	230,997	14,160
	Sonova Holding AG	86,563	13,950
	Temenos Group AG	99,796	13,791
*	Vifor Pharma AG	88,684	13,043
	Baloise Holding AG	79,598	13,022
	Straumann Holding AG	16,934	12,925
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	169	12,631
	Swiss Prime Site AG	120,968	11,711
	Chocoladefabriken Lindt & Spruengli AG	1,796	11,250
	Roche Holding AG (Bearer)	42,012	10,498
	Logitech International SA	247,706	10,389
	Clariant AG	360,338	10,314
	EMS-Chemie Holding AG	11,968	8,798
*	Dufry AG	55,144	8,554
^	ams AG	91,612	8,465
	Flughafen Zurich AG	32,652	8,318
	Schindler Holding AG (Registered)	32,905	8,009
	Helvetia Holding AG	11,322	6,745
	Swatch Group AG (Registered)	77,262	6,674
	PSP Swiss Property AG	67,620	6,650
	Barry Callebaut AG	3,225	6,600
	Pargesa Holding SA	49,843	4,544
	Banque Cantonale Vaudoise	5,042	4,241
	DKSH Holding AG	44,464	4,158
*,^	Aryzta AG	143,817	3,872
	Sulzer AG	21,617	3,072
	Syngenta AG		—
			2,192,700
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,260,070	283,644
	Hon Hai Precision Industry Co. Ltd.	25,156,279	79,308
	Taiwan Semiconductor Manufacturing Co. Ltd.	8,867,373	77,495
	Formosa Plastics Corp.	8,168,873	28,986
	Nan Ya Plastics Corp.	9,439,615	25,916
	MediaTek Inc.	2,465,440	25,227
	Cathay Financial Holding Co. Ltd.	13,253,057	24,784
	Largan Precision Co. Ltd.	172,848	23,690
	Fubon Financial Holding Co. Ltd.	12,333,861	22,913
	CTBC Financial Holding Co. Ltd.	30,654,939	22,400
	Formosa Chemicals & Fibre Corp.	5,739,306	21,413
	Uni-President Enterprises Corp.	8,072,487	19,378
	Chunghwa Telecom Co. Ltd. ADR	493,755	18,294
	Delta Electronics Inc.	3,624,676	18,270
	China Steel Corp.	20,949,234	17,906
	Mega Financial Holding Co. Ltd.	18,627,777	16,158
	Catcher Technology Co. Ltd.	1,259,153	14,404
	Advanced Semiconductor Engineering Inc.	9,590,898	13,610
	Asustek Computer Inc.	1,210,026	11,655
	First Financial Holding Co. Ltd.	16,593,798	11,466
	E.Sun Financial Holding Co. Ltd.	16,380,508	10,780
	Taiwan Mobile Co. Ltd.	2,672,648	10,222
	Quanta Computer Inc.	4,456,598	9,699
	President Chain Store Corp.	976,904	9,667
	Formosa Petrochemical Corp.	2,267,580	9,631
	Yuanta Financial Holding Co. Ltd.	19,734,916	9,466
	Pegatron Corp.	3,343,038	9,045
	Hotai Motor Co. Ltd.	691,000	8,989

Taiwan Cooperative Financial Holding Co. Ltd.	14,552,629	8,661
Hua Nan Financial Holdings Co. Ltd.	14,324,935	8,548
China Development Financial Holding Corp.	23,162,318	8,496
Taishin Financial Holding Co. Ltd.	15,865,589	7,993
United Microelectronics Corp. ADR	3,234,987	7,893
Taiwan Cement Corp.	5,897,768	7,617
Far EasTone Telecommunications Co. Ltd.	2,633,643	6,871
Innolux Corp.	14,168,370	6,673
Far Eastern New Century Corp.	6,671,819	5,954
Pou Chen Corp.	4,409,125	5,927
SinoPac Financial Holdings Co. Ltd.	17,113,127	5,897
Chang Hwa Commercial Bank Ltd.	9,710,807	5,694
Cheng Shin Rubber Industry Co. Ltd.	3,124,222	5,446
Chunghwa Telecom Co. Ltd.	1,404,207	5,222
Foxconn Technology Co. Ltd.	1,787,925	5,102
Lite-On Technology Corp.	3,379,767	4,967
^ AU Optronics Corp. ADR	1,025,878	4,914
Compal Electronics Inc.	6,555,510	4,880
Shin Kong Financial Holding Co. Ltd.	12,966,858	4,757
Advantech Co. Ltd.	590,026	4,613
Acer Inc.	4,778,396	4,526
Siliconware Precision Industries Co. Ltd.	2,603,279	4,498
China Life Insurance Co. Ltd.	4,066,990	4,183
Asia Cement Corp.	3,827,519	3,941
Inventec Corp.	4,818,064	3,932
Novatek Microelectronics Corp.	909,916	3,820
Wistron Corp.	4,343,268	3,644
Eclat Textile Co. Ltd.	333,398	3,348
Vanguard International Semiconductor Corp.	1,457,466	3,285
Nanya Technology Corp.	1,174,600	3,188
Synnex Technology International Corp.	2,111,889	2,986
Realtek Semiconductor Corp.	744,768	2,969
Walsin Lihwa Corp.	5,143,000	2,953
* HTC Corp.	1,186,570	2,887
* Epistar Corp.	1,602,000	2,824
Teco Electric and Machinery Co. Ltd.	2,924,000	2,816
* Taiwan High Speed Rail Corp.	3,380,000	2,763
Feng TAY Enterprise Co. Ltd.	561,100	2,652
Giant Manufacturing Co. Ltd.	451,625	2,534
Chicony Electronics Co. Ltd.	944,515	2,486
Advanced Semiconductor Engineering Inc. ADR	309,553	2,213
AU Optronics Corp.	4,365,000	2,076
Taiwan Business Bank	6,808,811	2,018
United Microelectronics Corp.	3,982,978	1,944
* Evergreen Marine Corp. Taiwan Ltd.	3,273,694	1,932
* TPK Holding Co. Ltd.	538,422	1,915
Formosa Taffeta Co. Ltd.	1,689,000	1,879
Eva Airways Corp.	3,462,918	1,833
Siliconware Precision Industries Co. Ltd. ADR	211,742	1,806
* China Airlines Ltd.	4,346,913	1,800
* Taiwan Glass Industry Corp.	2,621,089	1,744
Eternal Materials Co. Ltd.	1,502,677	1,593
Taiwan Fertilizer Co. Ltd.	1,148,000	1,574
Unimicron Technology Corp.	2,101,975	1,532
Feng Hsin Steel Co. Ltd.	724,790	1,490
Taiwan Secom Co. Ltd.	423,725	1,310
Capital Securities Corp.	3,201,231	1,307

* OBI Pharma Inc.	201,000	1,279
Oriental Union Chemical Corp.	1,207,191	1,236
Transcend Information Inc.	422,455	1,221
Yulon Motor Co. Ltd.	1,413,898	1,153
Far Eastern International Bank	3,262,445	1,081
China Motor Corp.	1,093,105	999
U-Ming Marine Transport Corp.	732,000	971
Cheng Uei Precision Industry Co. Ltd.	608,591	958
Wan Hai Lines Ltd.	1,134,702	724
Cathay Real Estate Development Co. Ltd.	988,800	562
Ton Yi Industrial Corp.	1,129,600	537
Yulon Nissan Motor Co. Ltd.	33,633	305
		1,087,768
Thailand (0.7%)
* PTT PCL	1,921,282	30,165
Siam Cement PCL NVDR	932,980	14,646
CP ALL PCL (Foreign)	5,660,400	14,413
Kasikornbank PCL (Foreign)	1,948,983	14,360
Advanced Info Service PCL (Foreign)	1,860,050	11,428
Kasikornbank PCL	1,446,837	10,614
* Siam Commercial Bank PCL (Local)	2,016,603	10,125
Airports of Thailand PCL (Foreign)	4,436,000	9,903
PTT Exploration & Production PCL (Foreign)	2,237,578	8,497
* Minor International PCL	6,052,087	8,495
* CP ALL PCL (Local)	3,302,013	8,408
PTT PCL (Foreign)	504,000	7,913
Siam Cement PCL (Foreign)	498,813	7,831
* Bangkok Dusit Medical Services PCL	10,919,501	7,537
* PTT Global Chemical PCL (Local)	2,433,815	7,474
* Central Pattana PCL (Local)	2,545,494	6,746
* Airports of Thailand PCL	2,931,590	6,545
* Energy Absolute PCL	2,793,600	6,029
Siam Commercial Bank PCL	1,144,500	5,746
Bangkok Bank PCL (Foreign)	793,427	5,618
Siam Commercial Bank PCL (Foreign)	995,486	4,998
* Indorama Ventures PCL	2,767,283	4,944
* Banpu PCL (Local)	6,761,651	4,921
* Krung Thai Bank PCL	7,475,487	4,768
Central Pattana PCL (Foreign)	1,736,300	4,601
Thai Oil PCL (Foreign)	1,371,100	4,485
Intouch Holdings PCL NVDR	2,350,104	4,314
* Charoen Pokphand Foods PCL	5,664,878	4,265
* Home Product Center PCL	9,336,789	4,236
PTT Global Chemical PCL (Foreign)	1,080,812	3,319
* Bangkok Expressway & Metro PCL	12,886,327	3,188
* BTS Group Holdings PCL	12,334,617	3,162
* Bumrungrad Hospital PCL	503,042	3,142
Bangkok Dusit Medical Services PCL (Foreign)	4,336,400	2,993
TMB Bank PCL (Foreign)	31,871,500	2,948
* IRPC PCL	11,447,628	2,684
Thai Union Frozen Products PCL (Foreign)	3,466,844	2,291
* Electricity Generating PCL	316,609	2,201
Land & Houses PCL NVDR	5,577,900	2,068
Krung Thai Bank PCL (Foreign)	3,205,125	2,044
* True Corp. PCL (Local)	9,170,933	1,974
* Ratchaburi Electricity Generating Holding PCL (Local)	1,052,045	1,839
* True Corp. PCL (Foreign)	8,463,853	1,822

	Berli Jucker PCL (Foreign)	887,580	1,630
*	Berli Jucker PCL (Local)	887,335	1,627
*	Land & Houses PCL (Local)	4,145,156	1,537
*,^	Total Access Communication PCL (Foreign)	941,100	1,478
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,466
*	Intouch Holdings PCL (Local)	769,257	1,412
	IRPC PCL (Foreign)	5,950,900	1,395
	Glow Energy PCL (Foreign)	465,500	1,265
*	Thai Oil PCL	377,383	1,234
*	Thai Airways International PCL	2,085,922	1,099
*	Delta Electronics Thailand PCL (Local)	411,110	1,009
	Banpu PCL	1,371,478	998
	Bangkok Life Assurance PCL	809,802	956
	Electricity Generating PCL (Foreign)	130,500	907
^	Delta Electronics Thailand PCL (Foreign)	339,900	835
*	Thai Union Group PCL	1,221,605	807
	Siam City Cement PCL (Foreign)	85,868	738
*	Glow Energy PCL	228,064	620
*	Siam City Cement PCL (Local)	51,868	446
*	BEC World PCL	1,075,810	402
*	Total Access Communication PCL (Local)	251,623	395
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	328
*	Advanced Info Service PCL (Local)	50,214	309
^	Land & Houses PCL (Foreign)	747,020	279
*	TMB Bank PCL	2,357,500	218
*	PTT Exploration and Production PCL (Local)	53,522	203
	BEC World PCL (Foreign)	429,300	160
	Minor International PCL (Foreign)	99,236	139
	Bumrungrad Hospital PCL (XBKK)	22,100	138
	Bangkok Life Assurance PCL NVDR	35,700	42
*	Thai Airways International PCL (Foreign)	21,702	11
			303,783
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	3,658,648	11,935
	Akbank Turk AS	3,578,326	10,372
	Turkcell Iletisim Hizmetleri AS	1,825,085	7,574
	BIM Birlesik Magazalar AS	376,399	7,503
	KOC Holding AS	1,414,294	6,882
	Tupras Turkiye Petrol Rafinerileri AS	207,226	6,356
	Eregli Demir ve Celik Fabrikalari TAS	2,267,121	5,994
	Turkiye Is Bankasi AS	2,359,343	5,041
	Haci Omer Sabanci Holding AS (Bearer)	1,482,557	4,516
*	Turk Hava Yollari AO	928,002	4,066
	Turkiye Vakiflar Bankasi TAO	1,744,700	3,484
	Turkiye Halk Bankasi AS	1,034,550	2,785
	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	2,440
	Aselsan Elektronik Sanayi Ve Ticaret AS	258,749	2,288
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,044,848	2,145
	Petkim Petrokimya Holding AS	939,606	1,984
	Tofas Turk Otomobil Fabrikasi AS	204,506	1,732
	TAV Havalimanlari Holding AS	287,113	1,690
*	Yapi ve Kredi Bankasi AS	1,351,592	1,672
	Ford Otomotiv Sanayi AS	101,954	1,628
	Ulker Biskuvi Sanayi AS	254,228	1,605
*	Turk Telekomunikasyon AS	888,516	1,495
	Arcelik AS	275,901	1,398
	Enka Insaat ve Sanayi AS	902,356	1,355

Turkiye Sise ve Cam Fabrikalari AS	938,235	1,245
Coca-Cola Icecek AS	114,368	1,094
Soda Sanayii AS	596,972	807
* Koza Altin Isletmeleri AS	76,947	780
Turkiye Sinai Kalkinma Bankasi AS	1,769,793	762
Aygaz AS	110,756	469
Turk Traktor ve Ziraat Makineleri AS	19,938	419
* Migros Ticaret AS	55,809	389
		103,905
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	2,972,203	14,403
First Abu Dhabi Bank PJSC	4,628,746	14,101
Emaar Properties PJSC	5,988,558	10,717
DP World Ltd.	271,509	7,187
Abu Dhabi Commercial Bank PJSC	3,251,314	6,419
Dubai Islamic Bank PJSC	2,047,909	3,398
Aldar Properties PJSC	5,423,992	3,383
DAMAC Properties Dubai Co. PJSC	2,783,935	2,526
* Emaar Development PJSC	1,334,376	2,056
Emaar Malls PJSC	3,227,154	2,028
Dubai Investments PJSC	2,451,964	1,611
* Abu Dhabi National Oil Co. for Distribution PJSC	2,075,055	1,520
Air Arabia PJSC	3,919,683	1,386
* Dana Gas PJSC	5,446,207	1,114
* DXB Entertainments PJSC	5,242,164	915
Al Waha Capital PJSC	1,554,265	876
* Arabtec Holding PJSC	1,162,765	825
* Dubai Financial Market PJSC	2,600,062	791
* Union Properties PJSC	1,906,946	513
* Deyaar Development PJSC	2,069,349	329
		76,098
United Kingdom (12.1%)
HSBC Holdings plc	34,014,297	362,892
Royal Dutch Shell plc Class A	7,688,386	269,549
British American Tobacco plc	3,757,699	256,830
BP plc	32,644,827	232,904
Royal Dutch Shell plc Class B	6,375,782	226,168
GlaxoSmithKline plc	8,189,123	152,435
Diageo plc	4,187,848	150,733
AstraZeneca plc	2,146,200	148,977
Vodafone Group plc	45,171,953	144,003
Lloyds Banking Group plc	120,917,034	119,468
Prudential plc	4,378,978	118,541
Glencore plc	19,745,748	113,172
Rio Tinto plc	2,014,345	112,126
Unilever plc	1,959,247	110,888
Reckitt Benckiser Group plc	1,055,420	101,923
Barclays plc	28,780,509	81,850
BHP Billiton plc	3,523,939	78,480
Imperial Brands plc	1,619,201	66,637
National Grid plc	5,737,785	65,745
Compass Group plc	2,673,634	56,294
* Standard Chartered plc	4,573,485	53,214
BT Group plc	14,176,488	51,795
Shire plc	1,089,462	50,903
Aviva plc	6,777,135	49,443

CRH plc (London Shares)	1,244,693	46,235
BAE Systems plc	5,397,293	45,538
Tesco plc	13,859,991	41,208
Anglo American plc	1,668,888	40,456
RELX NV (London Shares)	1,799,335	39,820
Legal & General Group plc	10,022,773	38,502
WPP plc	2,075,198	37,582
Experian plc	1,572,757	36,249
Rolls-Royce Holdings plc	2,788,617	34,603
Ferguson plc	427,526	33,016
SSE plc	1,731,062	32,103
London Stock Exchange Group plc	528,522	29,484
Standard Life Aberdeen plc	4,586,961	27,726
Old Mutual plc	8,081,030	26,822
Smith & Nephew plc	1,482,625	26,678
Sky plc	1,744,133	26,232
Ashtead Group plc	841,184	25,146
Associated British Foods plc	589,613	22,868
* Royal Bank of Scotland Group plc	5,456,630	22,320
Carnival plc	304,767	21,503
InterContinental Hotels Group plc	321,226	21,494
3i Group plc	1,610,354	21,294
Shire plc ADR	139,666	19,559
Intertek Group plc	273,774	19,534
Sage Group plc	1,824,554	19,427
Persimmon plc	519,320	18,461
Kingfisher plc	3,718,607	18,306
Micro Focus International plc	594,076	18,161
Centrica plc	9,484,724	17,996
GKN plc	2,912,862	17,484
Land Securities Group plc	1,207,535	17,192
Next plc	237,618	17,158
Whitbread plc	310,194	17,097
Bunzl plc	569,900	16,671
Mondi plc	622,612	16,595
Paddy Power Betfair plc	140,754	16,324
Burberry Group plc	725,901	16,280
British Land Co. plc	1,692,335	16,064
International Consolidated Airlines Group SA (London Shares)	1,765,010	16,038
Randgold Resources Ltd.	158,096	15,973
Johnson Matthey plc	322,100	15,831
DCC plc	150,386	15,807
Smiths Group plc	675,216	15,334
RSA Insurance Group plc	1,725,881	15,187
St. James's Place plc	888,998	15,009
ITV plc	6,311,808	14,969
Taylor Wimpey plc	5,497,260	14,873
Smurfit Kappa Group plc	403,173	14,146
Barratt Developments plc	1,694,098	14,073
Segro plc	1,700,055	14,060
Informa plc	1,401,687	13,855
Croda International plc	214,812	13,671
Pearson plc	1,369,095	13,476
Rentokil Initial plc	3,111,844	13,126
Direct Line Insurance Group plc	2,346,679	12,303
Berkeley Group Holdings plc	216,315	12,180
United Utilities Group plc	1,155,197	12,118

DS Smith plc	1,691,590	12,090
Weir Group plc	378,706	11,873
Marks & Spencer Group plc	2,763,061	11,816
Hargreaves Lansdown plc	444,247	11,723
Halma plc	643,344	11,676
Wm Morrison Supermarkets plc	3,672,861	11,577
TUI AG (London Shares)	503,160	11,376
* Just Eat plc	970,097	11,213
Severn Trent plc	402,673	11,190
Coca-Cola HBC AG	331,492	11,137
G4S plc	2,624,236	10,592
Royal Mail plc	1,558,121	10,381
Melrose Industries plc	3,211,918	10,322
John Wood Group plc	1,113,607	10,266
Spirax-Sarco Engineering plc	124,305	10,012
Schroders plc	188,180	9,937
Rightmove plc	157,424	9,868
Bellway plc	209,078	9,856
J Sainsbury plc	2,735,416	9,842
Hammerson plc	1,354,219	9,486
Booker Group plc	2,814,799	9,052
Admiral Group plc	342,301	8,989
Travis Perkins plc	430,448	8,927
Meggitt plc	1,322,302	8,711
easyJet plc	369,127	8,695
IMI plc	456,718	8,619
Investec plc	1,079,320	8,386
RPC Group plc	691,205	8,351
2 Auto Trader Group plc	1,620,686	8,286
British American Tobacco plc ADR	119,853	8,162
Antofagasta plc	586,646	7,764
* Cobham plc	4,080,347	7,577
Inchcape plc	717,249	7,385
Tate & Lyle plc	793,096	7,230
Pennon Group plc	706,510	7,222
Derwent London plc	172,144	7,160
CYBG plc	1,506,318	6,857
Howden Joinery Group plc	1,026,868	6,771
2 ConvaTec Group plc	2,241,682	6,434
NMC Health plc	135,640	6,421
William Hill plc	1,458,141	6,412
Fresnillo plc	312,391	5,981
^ Mediclinic International plc	663,152	5,616
2 Merlin Entertainments plc	1,196,759	5,582
Capital & Counties Properties plc	1,251,701	5,257
Inmarsat plc	771,081	5,083
Polymetal International plc	427,294	5,016
Intu Properties plc	1,504,090	4,816
Dixons Carphone plc	1,693,521	4,709
Aggreko plc	411,054	4,708
Daily Mail & General Trust plc	460,001	4,167
Babcock International Group plc	426,333	4,153
Ashmore Group plc	653,915	3,992
Micro Focus International plc ADR	129,344	3,911
Hikma Pharmaceuticals plc	236,288	3,249
Capita plc	1,121,461	2,903

^	Provident Financial plc			251,351	2,406
					4,877,380
Total Common Stocks (Cost $31,134,484)					40,005,641
Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd. (Cost $415)			2,676,192	442
		Coupon
Temporary Cash Investments (1.8%)1
Money Market Fund (1.7%)
6,7	Vanguard Market Liquidity Fund	1.545%		6,890,276	689,027

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	1.391%	5/3/18	1,650	1,644
8	United States Treasury Bill	1.403%	5/10/18	2,900	2,889
8	United States Treasury Bill	1.414%–1.429%	5/24/18	1,300	1,294
8	United States Treasury Bill	1.424%–1.446%	5/31/18	11,800	11,743
	United States Treasury Bill	1.509%	6/21/18	1,500	1,491
8	United States Treasury Bill	1.518%	6/28/18	6,700	6,658
					25,719
Total Temporary Cash Investments (Cost $714,772)					714,746
Total Investments (100.8%) (Cost $31,849,671)					40,720,829
Other Assets and Liabilities-Net (-0.8%)7,8,9					(315,424)
Net Assets (100%)					40,405,405

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $238,528,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $383,666,000, representing 0.9% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $283,540,000 of collateral received for securities on loan.
8 Securities with a value of $22,583,000, and cash of $593,000 have been segregated as initial margin for open futures contracts.
9 Cash of $1,840,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2018	2,582	115,796	680
Topix Index	March 2018	511	86,115	462
FTSE 100 Index	March 2018	628	66,684	(563)
MSCI Emerging Markets Index	March 2018	820	51,570	2,808
S&P ASX 200 Index	March 2018	279	33,781	(130)
				3,257

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50, FTSE 100 Index, and MSCI Emerging Markets Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	72,860	USD	86,512	4,237
Goldman Sachs International	3/13/18	JPY	8,396,335	USD	75,093	1,989
Bank of America, N.A.	3/21/18	GBP	50,875	USD	68,219	4,151
Goldman Sachs International	3/21/18	EUR	34,798	USD	42,342	1,001
Credit Suisse International	3/21/18	EUR	28,876	USD	24,291	1,674
Goldman Sachs International	3/20/18	AUD	39,663	USD	30,389	1,567
Citibank, N.A.	3/21/18	EUR	24,369	USD	29,445	907
Citibank, N.A.	3/21/18	GBP	16,210	USD	22,244	816
JPMorgan Chase Bank, N.A.	3/13/18	JPY	2,346,770	USD	21,319	225
Barclays Bank plc	3/13/18	JPY	2,077,530	USD	18,690	383
Credit Suisse International	3/13/18	JPY	1,683,427	USD	15,079	375
Toronto-Dominion Bank	3/13/18	JPY	1,683,427	USD	15,076	378
Barclays Bank plc	3/20/18	AUD	16,628	USD	13,237	159
UBS AG	3/21/18	GBP	8,960	USD	12,057	689
UBS AG	3/21/18	EUR	8,428	USD	10,111	386
JPMorgan Chase Bank, N.A.	3/21/18	GBP	5,525	USD	7,777	82
JPMorgan Chase Bank, N.A.	3/20/18	AUD	6,649	USD	5,243	114

Barclays Bank plc	3/21/18	GBP	3,558	USD	4,776	286
BNP Paribas	3/20/18	AUD	5,901	USD	4,552	202
BNP Paribas	3/13/18	JPY	387,215	USD	3,432	123
Bank of America, N.A.	3/13/18	JPY	387,215	USD	3,430	125
Bank of America, N.A.	3/20/18	AUD	3,174	USD	2,474	83
Citibank, N.A.	3/20/18	AUD	2,838	USD	2,165	122
Credit Suisse International	3/21/18	USD	49,174	EUR	41,149	(2,079)
BNP Paribas	3/21/18	USD	46,051	EUR	36,998	(32)
BNP Paribas	3/13/18	USD	36,741	JPY	4,146,180	(1,322)
Citibank, N.A.	3/13/18	USD	33,665	JPY	3,655,335	108
Credit Suisse International	3/21/18	USD	27,429	GBP	20,429	(1,631)
Goldman Sachs International	3/21/18	USD	26,517	GBP	18,723	(117)
Goldman Sachs International	3/20/18	USD	13,752	AUD	16,986	67
JPMorgan Chase Bank, N.A.	3/20/18	USD	12,144	AUD	15,847	(624)
						14,444
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $10,594,000 and cash of $5,100,000 in connection with open forward currency contracts.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

FTSE All-World ex-US Index Fund

fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,085,778	443,328	—
Common Stocks—Other	973,128	35,501,258	2,149
Preferred Stocks	—	442	—
Temporary Cash Investments	689,027	25,719	—
Futures Contracts—Assets[1]	431	—	—
Futures Contracts—Liabilities[1]	(1,136)	—	—
Forward Currency Contracts—Assets	—	20,249	—
Forward Currency Contracts—Liabilities	—	(5,805)	—
Total	4,747,228	35,985,191	2,149
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

FTSE All-World ex-US Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $31,969,492,000. Net unrealized appreciation of investment securities for tax purposes was $8,750,895,000, consisting of unrealized gains of $10,517,550,000 on securities that had risen in value since their purchase and $1,766,655,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)1
Australia (2.3%)
Commonwealth Bank of Australia	500,813	31,775
Westpac Banking Corp.	972,370	24,227
BHP Billiton Ltd.	924,374	22,606
Australia & New Zealand Banking Group Ltd.	841,463	19,328
National Australia Bank Ltd.	763,287	17,882
CSL Ltd.	132,045	15,526
Wesfarmers Ltd.	326,872	11,530
Woolworths Group Ltd.	385,996	8,383
Rio Tinto Ltd.	124,788	7,683
Macquarie Group Ltd.	88,578	7,350
Woodside Petroleum Ltd.	248,076	6,623
Transurban Group	671,977	6,506
Scentre Group	1,546,353	5,189
South32 Ltd.	1,590,705	4,885
Westfield Corp.	597,689	4,427
Newcrest Mining Ltd.	233,408	4,269
Suncorp Group Ltd.	384,850	4,232
Amcor Ltd.	359,829	4,208
Insurance Australia Group Ltd.	717,134	4,177
Brambles Ltd.	514,903	4,095
AMP Ltd.	946,887	4,000
Goodman Group	579,338	3,781
AGL Energy Ltd.	199,008	3,749
* Origin Energy Ltd.	496,360	3,718
QBE Insurance Group Ltd.	418,733	3,630
Telstra Corp. Ltd.	1,177,633	3,482
Aristocrat Leisure Ltd.	179,896	3,457
Treasury Wine Estates Ltd.	205,448	2,830
ASX Ltd.	54,845	2,413
Stockland	676,810	2,308
Tabcorp Holdings Ltd.	553,564	2,304
Sonic Healthcare Ltd.	118,479	2,271
Dexus	286,431	2,199
James Hardie Industries plc	124,577	2,180
Boral Ltd.	337,442	2,168
Cochlear Ltd.	15,333	2,140
Medibank Pvt Ltd.	772,606	2,080
Caltex Australia Ltd.	74,208	2,077
GPT Group	505,949	2,051
* Santos Ltd.	497,194	2,037
APA Group	313,790	2,031
LendLease Group	159,831	2,031
Aurizon Holdings Ltd.	535,775	2,016
Ramsay Health Care Ltd.	36,345	2,005
Oil Search Ltd.	325,906	1,988
Vicinity Centres	905,019	1,967
Mirvac Group	1,040,875	1,850
Computershare Ltd.	137,334	1,843
BlueScope Steel Ltd.	158,646	1,842

Fortescue Metals Group Ltd.	459,671	1,825
Challenger Ltd.	162,961	1,786
Sydney Airport	308,582	1,693
Orica Ltd.	109,410	1,688
Incitec Pivot Ltd.	486,270	1,456
SEEK Ltd.	91,915	1,447
Alumina Ltd.	705,435	1,364
Bendigo & Adelaide Bank Ltd.	138,904	1,308
Star Entertainment Grp Ltd.	247,491	1,207
Crown Resorts Ltd.	111,700	1,191
Bank of Queensland Ltd.	104,952	1,045
Coca-Cola Amatil Ltd.	152,009	1,026
Qantas Airways Ltd.	237,276	1,006
CIMIC Group Ltd.	26,017	988
Link Administration Holdings Ltd.	126,255	908
Iluka Resources Ltd.	111,163	902
Orora Ltd.	337,865	885
Downer EDI Ltd.	159,095	859
Macquarie Atlas Roads Group	184,026	851
ALS Ltd.	150,435	842
JB Hi-Fi Ltd.	35,287	830
REA Group Ltd.	13,776	818
Whitehaven Coal Ltd.	203,455	807
IOOF Holdings Ltd.	90,703	805
Healthscope Ltd.	504,579	785
Northern Star Resources Ltd.	166,476	779
Ansell Ltd.	37,517	759
Magellan Financial Group Ltd.	33,525	743
Adelaide Brighton Ltd.	139,832	732
Metcash Ltd.	278,505	718
DuluxGroup Ltd.	121,559	714
carsales.com Ltd.	58,206	703
Qube Holdings Ltd.	340,143	703
Domino's Pizza Enterprises Ltd.	17,875	689
Sims Metal Management Ltd.	51,767	684
nib holdings Ltd.	126,265	682
* WorleyParsons Ltd.	56,553	661
AusNet Services	473,030	646
Evolution Mining Ltd.	263,063	606
OZ Minerals Ltd.	79,925	601
^ Harvey Norman Holdings Ltd.	165,211	600
Flight Centre Travel Group Ltd.	14,447	594
Beach Energy Ltd.	564,598	591
BT Investment Management Ltd.	63,230	561
Charter Hall Group	117,330	558
Mineral Resources Ltd.	36,837	556
CSR Ltd.	135,035	547
Independence Group NL	131,036	528
TPG Telecom Ltd.	102,672	526
Regis Resources Ltd.	155,747	517
Platinum Asset Management Ltd.	76,033	509
Investa Office Fund	140,876	502
Perpetual Ltd.	11,643	491
St. Barbara Ltd.	157,627	481
Primary Health Care Ltd.	161,995	474
^ Blackmores Ltd.	3,503	438
Monadelphous Group Ltd.	29,944	423

	Reliance Worldwide Corp. Ltd.	123,386	423
	IRESS Ltd.	43,139	416
	GrainCorp Ltd. Class A	69,791	416
	Costa Group Holdings Ltd.	80,223	393
	Nufarm Ltd.	59,668	383
	G8 Education Ltd.	138,748	375
	Cleanaway Waste Management Ltd.	320,524	372
*	Aconex Ltd.	58,662	363
	Vocus Group Ltd.	150,966	363
	Shopping Centres Australasia Property Group	199,952	363
	Seven Group Holdings Ltd.	27,557	362
*,^ Orocobre Ltd.		62,464	359
	Breville Group Ltd.	35,800	354
*	NEXTDC Ltd.	76,651	351
2	MYOB Group Ltd.	128,019	350
	Navitas Ltd.	91,551	346
	Super Retail Group Ltd.	48,655	343
	Charter Hall Retail REIT	110,111	340
	Altium Ltd.	27,510	337
	Corporate Travel Management Ltd.	20,243	330
	Bapcor Ltd.	69,451	327
*	Saracen Mineral Holdings Ltd.	270,201	326
	Fairfax Media Ltd.	566,098	325
	BWP Trust	133,644	322
	Cromwell Property Group	395,933	316
	SpeedCast International Ltd.	68,230	300
	InvoCare Ltd.	24,361	298
*,^ Galaxy Resources Ltd.		111,184	295
	Aveo Group	139,512	292
	Nine Entertainment Co. Holdings Ltd.	214,863	291
	Viva Energy REIT	172,615	290
	ARB Corp. Ltd.	19,394	286
	Premier Investments Ltd.	23,993	284
	Steadfast Group Ltd.	123,785	276
	Webjet Ltd.	33,512	276
*,^ Pilbara Minerals Ltd.		363,234	275
	Washington H Soul Pattinson & Co. Ltd.	19,852	275
	Bega Cheese Ltd.	46,740	265
	Southern Cross Media Group Ltd.	276,821	262
	Abacus Property Group	89,420	260
*	Bellamy's Australia Ltd.	21,436	256
	Sigma Healthcare Ltd.	353,007	255
*	Syrah Resources Ltd.	80,877	255
	Eclipx Group Ltd.	79,787	252
	Mantra Group Ltd.	79,163	249
	National Storage REIT	201,344	243
	IPH Ltd.	54,206	242
	Technology One Ltd.	59,623	236
*	Lynas Corp. Ltd.	131,400	228
	Sandfire Resources NL	38,621	223
	Folkestone Education Trust	102,041	222
	McMillan Shakespeare Ltd.	15,440	218
	Sirtex Medical Ltd.	9,804	216
	oOh!media Ltd.	57,538	212
*	Mayne Pharma Group Ltd.	376,918	201
	Charter Hall Long Wale REIT	63,389	200
	WiseTech Global Ltd.	15,960	199

	RCR Tomlinson Ltd.	60,010	196
	GUD Holdings Ltd.	19,592	193
	Pact Group Holdings Ltd.	45,255	193
	Genworth Mortgage Insurance Australia Ltd.	81,279	190
	Greencross Ltd.	35,208	181
	Growthpoint Properties Australia Ltd.	68,415	179
	Automotive Holdings Group Ltd.	60,314	174
	GDI Property Group	169,730	169
	IDP Education Ltd.	34,158	166
	Estia Health Ltd.	60,540	166
	Aventus Retail Property Fund Ltd.	95,328	166
*	Starpharma Holdings Ltd.	129,509	165
	Bingo Industries Ltd.	79,759	164
	Ingenia Communities Group	74,082	164
*	AWE Ltd.	204,481	159
	Ardent Leisure Group	97,717	158
	Ausdrill Ltd.	73,605	154
	Hotel Property Investments	60,363	154
	Elders Ltd.	24,242	153
^	Select Harvests Ltd.	37,320	152
	SmartGroup Corp. Ltd.	16,682	149
	GWA Group Ltd.	65,018	147
*	Domain Holdings Australia Ltd.	56,609	144
	Tassal Group Ltd.	45,415	144
	Credit Corp. Group Ltd.	8,434	143
	Western Areas Ltd.	52,834	140
	Tox Free Solutions Ltd.	48,450	133
	Brickworks Ltd.	11,518	132
	APN Outdoor Group Ltd.	34,532	127
	Arena REIT	68,505	126
	BWX Ltd.	20,537	125
	Gateway Lifestyle	74,362	125
*	Nanosonics Ltd.	54,585	124
	Centuria Industrial REIT	59,309	119
	Blue Sky Alternative Investments Ltd.	10,502	117
	Rural Funds Group	66,378	117
*	Gold Road Resources Ltd.	176,515	114
*	Cardno Ltd.	104,821	112
*	Australian Agricultural Co. Ltd.	106,617	109
	Inghams Group Ltd.	39,642	107
	FlexiGroup Ltd.	73,158	107
	Resolute Mining Ltd.	107,430	102
	Japara Healthcare Ltd.	64,092	102
	Myer Holdings Ltd.	192,568	102
*	Senex Energy Ltd.	319,614	96
	Collins Foods Ltd.	22,331	95
	Australian Pharmaceutical Industries Ltd.	78,311	94
	SG Fleet Group Ltd.	27,592	93
	Regis Healthcare Ltd.	27,703	89
	Seven West Media Ltd.	191,420	87
*	Village Roadshow Ltd.	30,616	87
	Asaleo Care Ltd.	64,802	85
*	Highfield Resources Ltd.	94,587	82
*	Mesoblast Ltd.	70,592	77
	Westgold Resources Ltd.	57,371	73
*,^ Perseus Mining Ltd.		207,674	71
	MACA Ltd.	54,308	71

*	Infigen Energy	134,985	68
*	Ainsworth Game Technology Ltd.	39,806	68
	HT&E Ltd.	47,055	64
	Superloop Ltd.	31,917	60
	SeaLink Travel Group Ltd.	17,794	57
*,^ Accent Group Ltd.		73,467	53
^	Retail Food Group Ltd.	33,135	52
*,^ Liquefied Natural Gas Ltd.		123,849	51
*	Afterpay Touch Group Ltd.	8,098	48
^	iSentia Group Ltd.	40,814	45
	OFX Group Ltd.	39,620	45
	WPP AUNZ Ltd.	58,559	44
*,^ Karoon Gas Australia Ltd.		40,339	42
	Vita Group Ltd.	27,685	40
	Cedar Woods Properties Ltd.	7,313	37
	Mount Gibson Iron Ltd.	105,993	35
	Reject Shop Ltd.	6,933	34
*	Kidman Resources Ltd.	20,394	33
*	CSG Ltd.	85,730	32
	Virtus Health Ltd.	7,125	30
	ERM Power Ltd.	23,151	29
	NZME Ltd.	47,055	29
*	Beadell Resources Ltd.	223,979	27
	Cabcharge Australia Ltd.	13,013	20
*	MMA Offshore Ltd.	80,736	18
*,3 Quintis Ltd.		62,856	15
	Thorn Group Ltd.	17,486	12
*	Billabong International Ltd.	14,358	11
*	Cash Converters International Ltd.	29,337	9
*,3 Paladin Energy Ltd.		153,176	6
	Decmil Group Ltd.	5,745	6
*,3 ACN 004 410 833 Ltd.		450,831	—
*,3 DSHE Holdings Ltd.		14,824	—
*,3 Jacana Minerals Ltd.		5,347	—
			360,657
Austria (0.1%)
	Erste Group Bank AG	93,609	4,715
	OMV AG	40,052	2,579
	voestalpine AG	32,496	2,111
*	Raiffeisen Bank International AG	35,021	1,505
	ANDRITZ AG	20,593	1,236
	BUWOG AG	30,819	1,108
	Wienerberger AG	33,137	904
	IMMOFINANZ AG	267,519	685
	Lenzing AG	4,449	566
	CA Immobilien Anlagen AG	16,756	515
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	461
	Oesterreichische Post AG	9,480	452
	Mayr Melnhof Karton AG	2,627	412
	UNIQA Insurance Group AG	30,201	372
*	Schoeller-Bleckmann Oilfield Equipment AG	3,228	351
	Telekom Austria AG Class A	35,662	345
	S IMMO AG	16,526	309
	Verbund AG	8,641	240
	Strabag SE	5,036	218
	EVN AG	7,792	160
	Flughafen Wien AG	3,428	151

Kapsch TrafficCom AG	2,165	130
Palfinger AG	2,713	115
^ Zumtobel Group AG	6,626	78
^ DO & CO AG	1,150	77
Porr AG	2,073	72
^ Semperit AG Holding	2,008	50
		19,917
Belgium (0.4%)
Anheuser-Busch InBev SA/NV	219,605	24,872
KBC Group NV	86,846	8,350
Ageas	54,595	2,887
UCB SA	33,050	2,881
Solvay SA Class A	19,886	2,879
* Umicore SA	51,248	2,698
Groupe Bruxelles Lambert SA	20,492	2,414
Proximus SADP	38,487	1,298
* Telenet Group Holding NV	14,476	1,114
Ackermans & van Haaren NV	5,950	1,109
Colruyt SA	17,404	963
bpost SA	27,562	916
Cofinimmo SA	5,550	746
Sofina SA	4,095	714
Warehouses De Pauw CVA	5,335	662
Ontex Group NV	21,845	645
KBC Ancora	9,536	644
Melexis NV	5,683	598
Elia System Operator SA/NV	8,714	536
Aedifica SA	4,589	442
Bekaert SA	8,751	398
Befimmo SA	5,202	351
* Tessenderlo Chemie NV (Voting Shares)	6,754	324
Gimv NV	5,013	321
Kinepolis Group NV	3,966	293
Euronav NV	31,591	269
Barco NV	2,159	266
D'ieteren SA/NV	5,632	263
Econocom Group SA/NV	30,696	256
* AGFA-Gevaert NV	50,679	254
Cie d'Entreprises CFE	1,711	247
Orange Belgium SA	9,214	195
* Nyrstar (Voting Shares)	22,019	179
^ Ion Beam Applications	5,029	154
EVS Broadcast Equipment SA	3,476	130
Van de Velde NV	2,344	125
^ Greenyard NV	3,834	102
Wereldhave Belgium NV	674	76
		61,571
Brazil (0.9%)
Itau Unibanco Holding SA Preference Shares	550,418	9,033
Banco Bradesco SA ADR	616,866	7,834
Vale SA Class B ADR	568,748	7,445
* Petroleo Brasileiro SA Preference Shares	945,192	5,851
Itau Unibanco Holding SA ADR	355,075	5,823
Ambev SA ADR	778,748	5,350
Itausa - Investimentos Itau SA Preference Shares	1,193,773	4,965
B3 SA - Brasil Bolsa Balcao	587,250	4,811

Vale SA	355,652	4,635
* Petroleo Brasileiro SA	592,046	3,961
Banco Bradesco SA Preference Shares	302,856	3,877
Banco do Brasil SA	305,493	3,806
Ambev SA	493,937	3,405
Ultrapar Participacoes SA	116,448	2,982
Cielo SA	319,188	2,694
Lojas Renner SA	203,540	2,419
Kroton Educacional SA	434,836	2,214
Banco Bradesco SA	171,426	2,117
Telefonica Brasil SA Preference Shares	115,464	1,952
* BRF SA	175,524	1,948
BB Seguridade Participacoes SA	190,139	1,858
CCR SA	346,644	1,705
Raia Drogasil SA	60,000	1,588
* Petroleo Brasileiro SA ADR Preference Shares	120,400	1,492
WEG SA	182,522	1,357
* Rumo SA	290,283	1,300
* Petroleo Brasileiro SA ADR	94,278	1,260
Banco Santander Brasil SA	111,700	1,257
Fibria Celulose SA	66,500	1,145
Cia de Saneamento Basico do Estado de Sao Paulo	99,700	1,139
Hypermarcas SA	99,312	1,133
Klabin SA	201,300	1,126
Equatorial Energia SA	50,200	1,104
Localiza Rent a Car SA	132,535	1,072
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	44,121	1,043
Lojas Americanas SA Preference Shares	177,158	941
JBS SA	288,398	910
BR Malls Participacoes SA	222,618	897
Gerdau SA Preference Shares	183,400	830
Suzano Papel e Celulose SA	120,734	783
Braskem SA Preference Shares	50,280	781
Embraer SA ADR	29,863	754
Estacio Participacoes SA	68,500	753
Bradespar SA Preference Shares	67,900	667
Qualicorp SA	67,000	644
TIM Participacoes SA	140,600	596
Embraer SA	91,400	574
Centrais Eletricas Brasileiras SA Preference Shares	76,500	569
Cosan SA Industria e Comercio	40,800	559
Multiplan Empreendimentos Imobiliarios SA	24,007	547
Natura Cosmeticos SA	49,500	542
CVC Brasil Operadora e Agencia de Viagens SA	31,000	536
* Petrobras Distribuidora SA	80,895	533
Magazine Luiza SA	19,900	529
Smiles Fidelidade SA	19,500	503
* Centrais Eletricas Brasileiras SA	78,600	501
Sao Martinho SA	83,400	493
Engie Brasil Energia SA	43,100	487
M Dias Branco SA	25,200	453
Lojas Americanas SA	110,729	453
EDP - Energias do Brasil SA	103,467	446
Fleury SA	46,600	439
Cia Energetica de Minas Gerais Preference Shares	176,400	415
* Atacadao Distribuicao Comercio e Industria Ltda	78,571	397
Sul America SA	62,244	397

Odontoprev SA	71,900	375
Banco BTG Pactual SA	56,492	375
TOTVS SA	36,100	368
Gerdau SA ADR	82,126	368
Duratex SA	112,885	361
Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	360
MRV Engenharia e Participacoes SA	75,200	358
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	345
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	15,577	329
Transmissora Alianca de Energia Eletrica SA	50,927	322
Porto Seguro SA	22,872	317
* Cia Siderurgica Nacional SA ADR	89,670	305
Metalurgica Gerdau SA Preference Shares Class A	140,100	303
* Cia Siderurgica Nacional SA	86,800	300
Cia de Saneamento de Minas Gerais-COPASA	20,489	290
Cia de Saneamento do Parana	15,860	289
Iguatemi Empresa de Shopping Centers SA	21,200	287
Via Varejo SA	33,500	285
TIM Participacoes SA ADR	13,500	284
Iochpe Maxion SA	36,924	276
Cia de Saneamento do Parana Preference Shares	82,300	274
Grendene SA	29,700	273
Cia Hering	38,400	269
Arezzo Industria e Comercio SA	14,200	266
* Azul SA Prior Preference Shares.	27,000	263
* B2W Cia Digital	38,962	260
Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	245
Cia Energetica de Sao Paulo Preference Shares	46,585	225
* IRB Brasil Resseguros S/A	18,300	216
* Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	212
* Cia Energetica de Minas Gerais	95,422	207
EcoRodovias Infraestrutura e Logistica SA	56,200	201
Linx SA	29,400	196
* Aliansce Shopping Centers SA	34,069	195
Alupar Investimento SA	33,158	193
Randon Participacoes SA Preference Shares	71,064	191
AES Tiete Energia SA	46,361	182
Multiplus SA	16,200	179
Magnesita Refratarios SA	10,260	177
QGEP Participacoes SA	52,800	167
* Marfrig Global Foods SA	77,700	166
* Light SA	29,973	156
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	34,808	154
BR Properties SA	44,276	154
Ez Tec Empreendimentos e Participacoes SA	21,859	153
Marcopolo SA Preference Shares	114,295	150
GAEC Educacao SA	17,164	148
Alpargatas SA Preference Shares	28,989	145
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	7,516	143
Cia Paranaense de Energia Preference Shares	17,400	134
Tupy SA	23,300	132
SLC Agricola SA	13,300	131
Instituto Hermes Pardini SA	12,400	123
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	18,538	119
Wiz Solucoes e Corretagem de Seguros SA	27,200	117
Movida Participacoes SA	43,300	112

Minerva SA	34,300	104
* Direcional Engenharia SA	49,300	101
Guararapes Confeccoes SA	2,000	99
2 Ser Educacional SA	9,347	97
Mahle-Metal Leve SA	12,100	94
* Prumo Logistica SA	23,400	83
Cia Paranaense de Energia	11,900	81
* Marisa Lojas SA	30,150	76
* Even Construtora e Incorporadora SA	37,100	73
* Alliar Medicos A Frente SA	14,900	70
* Construtora Tenda SA	9,686	68
* Cia Energetica de Minas Gerais Preference Shares	23,576	55
Cia Energetica do Ceara Preference Shares	2,819	47
Sonae Sierra Brasil SA	5,800	44
* Cia Energetica de Minas Gerais Ordinary Shares	19,302	42
* Santos Brasil Participacoes SA	35,000	39
* JSL SA	9,200	23
* Camil Alimentos SA	4,800	11
* PPLA Participations Ltd.	7,899	3
* Iochpe Maxion SA Warrants Exp. 04/01/2019	672	—
		138,965
Canada (3.0%)
Royal Bank of Canada	414,787	35,517
Toronto-Dominion Bank	530,062	32,243
Bank of Nova Scotia	342,696	22,768
Suncor Energy Inc.	482,937	17,496
Enbridge Inc.	476,060	17,428
Canadian National Railway Co.	213,837	17,138
Bank of Montreal	183,350	15,105
Canadian Imperial Bank of Commerce	123,428	12,228
Manulife Financial Corp.	567,117	12,034
Canadian Natural Resources Ltd.	342,722	11,700
TransCanada Corp.	251,343	11,572
* Nutrien Ltd.	192,905	10,092
Brookfield Asset Management Inc. Class A	241,017	10,087
Canadian Pacific Railway Ltd.	42,832	7,931
Sun Life Financial Inc.	177,542	7,704
Alimentation Couche-Tard Inc. Class B	124,659	6,522
Magna International Inc.	101,594	5,803
National Bank of Canada	109,877	5,703
Pembina Pipeline Corp.	160,690	5,478
Rogers Communications Inc. Class B	109,924	5,365
Barrick Gold Corp.	349,591	5,028
Waste Connections Inc.	67,643	4,862
Fortis Inc.	135,279	4,780
* CGI Group Inc. Class A	83,002	4,751
Dollarama Inc.	32,818	4,487
Franco-Nevada Corp.	57,892	4,427
Fairfax Financial Holdings Ltd.	8,137	4,280
Restaurant Brands International Inc.	70,055	4,232
Constellation Software Inc.	6,386	4,128
BCE Inc.	86,421	4,041
Teck Resources Ltd. Class B	136,544	3,965
Encana Corp.	296,165	3,662
Thomson Reuters Corp.	82,214	3,558
Cenovus Energy Inc.	364,566	3,477
Goldcorp Inc.	239,384	3,427

Intact Financial Corp.	39,300	3,295
Loblaw Cos. Ltd.	56,869	3,081
Agnico Eagle Mines Ltd.	64,057	3,030
First Quantum Minerals Ltd.	190,923	2,847
Power Corp. of Canada	110,190	2,812
Wheaton Precious Metals Corp.	127,192	2,748
Shaw Communications Inc. Class B	120,020	2,620
^ Canadian Tire Corp. Ltd. Class A	17,942	2,504
Open Text Corp.	69,900	2,394
Imperial Oil Ltd.	73,490	2,310
SNC-Lavalin Group Inc.	51,800	2,291
Onex Corp.	29,900	2,239
Great-West Lifeco Inc.	78,200	2,211
Metro Inc.	65,350	2,187
Saputo Inc.	62,500	2,151
TELUS Corp.	56,800	2,139
Gildan Activewear Inc.	59,100	2,010
Inter Pipeline Ltd.	103,200	1,978
* BlackBerry Ltd.	151,138	1,917
Power Financial Corp.	68,460	1,889
CCL Industries Inc. Class B	38,500	1,841
* Valeant Pharmaceuticals International Inc.	97,908	1,813
CI Financial Corp.	71,900	1,731
2 Hydro One Ltd.	94,516	1,707
RioCan REIT	86,800	1,700
* Kinross Gold Corp.	357,649	1,553
PrairieSky Royalty Ltd.	61,982	1,535
Methanex Corp.	24,100	1,521
H&R REIT	87,003	1,487
^ Keyera Corp.	51,642	1,453
West Fraser Timber Co. Ltd.	20,100	1,406
Industrial Alliance Insurance & Financial Services Inc.	28,700	1,374
CAE Inc.	72,000	1,329
* Seven Generations Energy Ltd. Class A	94,531	1,318
Lundin Mining Corp.	181,584	1,312
WSP Global Inc.	27,103	1,312
Crescent Point Energy Corp.	160,900	1,269
Finning International Inc.	44,900	1,236
Algonquin Power & Utilities Corp.	112,396	1,221
* Husky Energy Inc.	81,899	1,201
* Tourmaline Oil Corp.	73,182	1,182
^ Vermilion Energy Inc.	29,900	1,130
* Bombardier Inc. Class B	396,628	1,122
George Weston Ltd.	12,300	1,077
^ Canadian Apartment Properties REIT	36,100	1,061
TMX Group Ltd.	16,764	1,055
Cameco Corp.	113,636	1,046
ARC Resources Ltd.	94,000	1,034
Canadian Western Bank	32,400	1,019
Yamana Gold Inc.	291,940	1,009
^ AltaGas Ltd.	44,273	992
Ritchie Bros Auctioneers Inc.	30,200	982
Toromont Industries Ltd.	21,900	956
Canadian Utilities Ltd. Class A	31,376	929
* Stars Group Inc.	35,875	911
Empire Co. Ltd.	46,429	898
Stantec Inc.	30,200	879

Maxar Technologies Ltd.	13,700	865
Allied Properties REIT	25,592	860
Enerplus Corp.	72,770	827
Parkland Fuel Corp.	34,640	813
Quebecor Inc. Class B	41,600	812
* Turquoise Hill Resources Ltd.	265,009	808
IGM Financial Inc.	22,100	789
New Flyer Industries Inc.	16,500	779
^ Enbridge Income Fund Holdings Inc.	34,126	777
* IAMGOLD Corp.	131,494	774
* B2Gold Corp.	254,693	770
Linamar Corp.	13,000	768
SmartCentres REIT	31,000	762
Premium Brands Holdings Corp.	8,700	757
Stella-Jones Inc.	17,900	754
Kirkland Lake Gold Ltd.	48,800	736
Element Fleet Management Corp.	107,300	724
Atco Ltd.	20,000	723
Canadian REIT	19,500	706
Pan American Silver Corp.	42,224	693
First Capital Realty Inc.	39,600	662
Maple Leaf Foods Inc.	23,000	652
Whitecap Resources Inc.	89,059	651
Northland Power Inc.	34,152	635
Cott Corp.	37,436	625
Granite REIT	15,100	622
TFI International Inc.	24,030	621
Superior Plus Corp.	63,553	619
Alamos Gold Inc. Class A	102,966	617
Chartwell Retirement Residences	48,500	615
Emera Inc.	16,156	598
Cominar REIT	49,040	578
Hudbay Minerals Inc.	65,765	564
Laurentian Bank of Canada	13,015	563
* Great Canadian Gaming Corp.	18,900	562
Colliers International Group Inc.	9,276	562
Capital Power Corp.	28,917	548
* Detour Gold Corp.	50,400	538
* Descartes Systems Group Inc.	19,000	538
* Parex Resources Inc.	35,843	535
^ Cineplex Inc.	20,300	519
* Air Canada Class B	26,618	517
* Ivanhoe Mines Ltd.	178,600	511
FirstService Corp.	7,621	508
Gibson Energy Inc.	33,958	490
TransAlta Corp.	86,660	479
Artis REIT	41,700	476
Osisko Gold Royalties Ltd.	41,447	466
* New Gold Inc.	151,653	459
Norbord Inc.	11,672	446
ShawCor Ltd.	19,700	445
* Kinaxis Inc.	6,377	429
Enercare Inc.	26,500	427
* Endeavour Mining Corp.	23,000	425
OceanaGold Corp.	152,408	420
Russel Metals Inc.	16,400	417
* Celestica Inc.	40,101	405

	Jean Coutu Group PJC Inc. Class A	20,500	404
*	Bombardier Inc. Class A	142,220	404
	Pason Systems Inc.	26,654	398
^	Peyto Exploration & Development Corp.	42,800	390
	Tahoe Resources Inc.	87,681	387
*	Canfor Corp.	16,500	387
	Dream Office REIT	20,828	384
^	Boardwalk REIT	10,400	376
^	Genworth MI Canada Inc.	10,500	361
	Martinrea International Inc.	29,300	343
*	MEG Energy Corp.	74,719	338
*	SEMAFO Inc.	112,000	331
	Canadian Imperial Bank of Commerce (New York Shares)	3,342	331
*	Centerra Gold Inc.	64,052	331
	Mullen Group Ltd.	26,731	327
*	Raging River Exploration Inc.	53,900	326
	Enerflex Ltd.	27,305	325
	Eldorado Gold Corp.	250,505	324
*	ATS Automation Tooling Systems Inc.	23,300	315
	TransAlta Renewables Inc.	31,300	314
*	Pretium Resources Inc.	45,029	313
	CES Energy Solutions Corp.	64,600	313
	Transcontinental Inc. Class A	15,200	307
	North West Co. Inc.	12,900	306
*	NuVista Energy Ltd.	41,573	294
^	Home Capital Group Inc. Class B	21,100	293
	Secure Energy Services Inc.	40,536	293
	Aecon Group Inc.	17,600	285
	Northview Apartment REIT	14,063	284
*	Paramount Resources Ltd. Class A	19,353	283
*	Gran Tierra Energy Inc.	99,634	275
*	NovaGold Resources Inc.	73,600	272
	Winpak Ltd.	7,500	272
	Westshore Terminals Investment Corp.	12,900	264
	Cascades Inc.	21,000	263
*,^ First Majestic Silver Corp.		41,900	256
*	SSR Mining Inc.	29,594	256
^	Innergex Renewable Energy Inc.	22,500	252
	ECN Capital Corp.	79,300	240
*	Precision Drilling Corp.	63,900	232
*,^ ProMetic Life Sciences Inc.		161,500	228
*,^ Baytex Energy Corp.		74,509	227
	Enghouse Systems Ltd.	4,200	222
*	Torex Gold Resources Inc.	20,858	215
^	Hudson's Bay Co.	24,400	212
	Birchcliff Energy Ltd.	75,420	209
*	Kelt Exploration Ltd.	31,251	192
	Nevsun Resources Ltd.	90,400	189
	TORC Oil & Gas Ltd.	32,814	181
	Cogeco Communications Inc.	2,800	173
*	Sierra Wireless Inc.	8,900	172
	Corus Entertainment Inc. Class B	23,929	164
	Ensign Energy Services Inc.	26,400	158
	Dorel Industries Inc. Class B	6,200	155
	Just Energy Group Inc.	34,800	149
*	Advantage Oil & Gas Ltd.	44,700	144
	Extendicare Inc.	19,100	135

* Alacer Gold Corp.	70,700	123
* Obsidian Energy Ltd.	105,500	110
^ First National Financial Corp.	4,600	107
Morguard REIT	9,540	105
* China Gold International Resources Corp. Ltd.	46,000	92
* Athabasca Oil Corp.	90,600	80
* Crew Energy Inc.	36,800	67
Sprott Inc.	18,900	44
* Osisko Gold Royalties Warrants Exp. 02/26/2019	620	1
		480,017
Chile (0.1%)
Empresas COPEC SA	143,494	2,492
Latam Airlines Group SA	98,396	1,693
SACI Falabella	154,334	1,619
Empresas CMPC SA	314,713	1,247
Banco de Chile	6,875,211	1,178
Cencosud SA	356,418	1,113
Banco de Credito e Inversiones	13,791	1,053
Enel Americas SA	4,147,031	970
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	14,875	835
Sociedad Quimica y Minera de Chile SA ADR	13,980	788
Banco Santander Chile	9,248,720	787
Enel Americas SA ADR	65,327	770
Banco Santander Chile ADR	18,759	639
Cia Cervecerias Unidas SA	39,116	574
Enel Generacion Chile SA ADR	19,169	551
Empresa Nacional de Telecomunicaciones SA	39,628	475
Colbun SA	1,909,817	474
Parque Arauco SA	141,960	467
Aguas Andinas SA Class A	693,062	467
Itau CorpBanca	44,533,717	454
Engie Energia Chile SA	169,857	376
Enel Chile SA	2,979,486	376
SONDA SA	162,965	338
CAP SA	25,734	335
Enel Generacion Chile SA	311,457	297
Embotelladora Andina SA Preference Shares	60,078	293
Ripley Corp. SA	238,372	279
Vina Concha y Toro SA	121,838	272
AES Gener SA	823,686	266
* Cia Sud Americana de Vapores SA	3,831,434	200
Inversiones La Construccion SA	9,475	199
Inversiones Aguas Metropolitanas SA	100,293	195
Forus SA	34,712	158
* SMU SA	233,212	76
		22,306
China (3.0%)
Tencent Holdings Ltd.	1,543,956	91,228
* Alibaba Group Holding Ltd. ADR	154,508	31,564
China Construction Bank Corp.	25,905,131	29,741
Industrial & Commercial Bank of China Ltd.	22,706,245	21,389
Ping An Insurance Group Co. of China Ltd.	1,451,815	17,099
China Mobile Ltd.	1,563,861	16,468
Bank of China Ltd.	22,546,800	13,513
* Baidu Inc. ADR	39,904	9,853
CNOOC Ltd.	4,902,791	7,707

China Life Insurance Co. Ltd. Class H	2,242,000	7,549
China Petroleum & Chemical Corp.	8,002,420	6,917
China Merchants Bank Co. Ltd.	1,102,414	5,382
PetroChina Co. Ltd.	6,804,000	5,370
* JD.com Inc. ADR	106,800	5,258
China Overseas Land & Investment Ltd.	1,286,480	4,975
Agricultural Bank of China Ltd.	8,069,500	4,937
Geely Automobile Holdings Ltd.	1,430,000	4,549
China Pacific Insurance Group Co. Ltd.	810,600	4,097
NetEase Inc. ADR	10,500	3,362
Country Garden Holdings Co. Ltd.	1,533,230	3,293
China Resources Land Ltd.	773,909	3,080
China Shenhua Energy Co. Ltd.	969,500	3,013
Sunac China Holdings Ltd.	623,900	2,978
* China Evergrande Group	833,000	2,743
CSPC Pharmaceutical Group Ltd.	1,206,000	2,672
PICC Property & Casualty Co. Ltd.	1,250,887	2,588
Sunny Optical Technology Group Co. Ltd.	185,000	2,550
Future Land Holdings Co. Ltd. Class A	365,318	2,337
* China Unicom Hong Kong Ltd.	1,523,574	2,284
* Ctrip.com International Ltd. ADR	48,100	2,250
Shenzhou International Group Holdings Ltd.	215,291	2,217
Sino Biopharmaceutical Ltd.	1,173,000	2,152
Hengan International Group Co. Ltd.	218,730	2,096
* SINA Corp.	17,791	2,086
CITIC Ltd.	1,313,000	2,066
Brilliance China Automotive Holdings Ltd.	812,000	2,064
^ BYD Co. Ltd.	203,460	1,914
China Telecom Corp. Ltd.	3,848,034	1,906
China CITIC Bank Corp. Ltd.	2,293,525	1,883
Anhui Conch Cement Co. Ltd.	338,500	1,857
Bank of Communications Co. Ltd.	2,095,058	1,809
China Taiping Insurance Holdings Co. Ltd.	419,059	1,804
China Vanke Co. Ltd.	361,789	1,762
China Resources Beer Holdings Co. Ltd.	454,681	1,717
New Oriental Education & Technology Group Inc. ADR	18,400	1,694
China Minsheng Banking Corp. Ltd.	1,436,760	1,639
ANTA Sports Products Ltd.	341,000	1,636
ENN Energy Holdings Ltd.	210,518	1,627
New China Life Insurance Co. Ltd.	250,001	1,622
CITIC Securities Co. Ltd.	610,500	1,619
Haitong Securities Co. Ltd.	993,539	1,619
China Communications Construction Co. Ltd.	1,323,875	1,576
Fosun International Ltd.	611,964	1,441
Kingboard Chemical Holdings Ltd.	262,714	1,438
Guangzhou Automobile Group Co. Ltd.	633,857	1,429
Longfor Properties Co. Ltd.	434,500	1,418
Haier Electronics Group Co. Ltd.	396,000	1,352
2 China Huarong Asset Management Co. Ltd.	2,673,000	1,349
2 People's Insurance Co. Group of China Ltd.	2,341,000	1,334
China Gas Holdings Ltd.	451,800	1,319
TAL Education Group ADR	38,700	1,260
China Conch Venture Holdings Ltd.	434,998	1,217
China Cinda Asset Management Co. Ltd.	2,878,000	1,216
Sinopharm Group Co. Ltd.	274,800	1,211
2 Huatai Securities Co. Ltd.	525,164	1,188
Guangdong Investment Ltd.	772,000	1,148

	China Everbright International Ltd.	726,000	1,106
	Yanzhou Coal Mining Co. Ltd.	616,000	1,071
	CRRC Corp. Ltd.	1,075,800	1,063
	Lenovo Group Ltd.	1,842,000	1,060
2	Postal Savings Bank of China Co. Ltd.	1,567,000	1,046
	Dongfeng Motor Group Co. Ltd.	782,000	1,018
^	Fullshare Holdings Ltd.	2,160,000	1,016
	Great Wall Motor Co. Ltd.	825,058	1,003
	China Jinmao Holdings Group Ltd.	1,476,000	961
	TravelSky Technology Ltd.	307,000	958
	Shimao Property Holdings Ltd.	321,000	953
*	58.com Inc. ADR	11,900	951
	China Resources Power Holdings Co. Ltd.	503,400	928
	Beijing Enterprises Water Group Ltd.	1,287,015	924
	GF Securities Co. Ltd.	414,000	922
	China Merchants Port Holdings Co. Ltd.	344,000	907
*	Landing International Development Ltd.	20,305,000	904
2	China Galaxy Securities Co. Ltd.	1,100,500	897
	Autohome Inc. ADR	10,224	851
	Beijing Capital International Airport Co. Ltd.	560,000	850
	Beijing Enterprises Holdings Ltd.	137,500	844
2	CGN Power Co. Ltd.	2,986,832	844
	Kingsoft Corp. Ltd.	247,000	843
*	Zhuzhou CRRC Times Electric Co. Ltd.	149,209	825
	Guangzhou R&F Properties Co. Ltd.	289,800	811
	China Railway Group Ltd.	1,057,000	810
^	China Molybdenum Co. Ltd.	1,050,000	806
^	China National Building Material Co. Ltd.	752,000	798
	Air China Ltd.	540,000	787
*	Aluminum Corp. of China Ltd.	1,161,331	785
	CIFI Holdings Group Co. Ltd.	912,000	784
*	Vipshop Holdings Ltd. ADR	46,900	775
	Zijin Mining Group Co. Ltd.	1,537,301	775
	China Resources Gas Group Ltd.	234,000	771
	Nine Dragons Paper Holdings Ltd.	494,000	766
	Kunlun Energy Co. Ltd.	768,000	762
	Yangzijiang Shipbuilding Holdings Ltd.	624,236	759
*	ZTE Corp.	209,014	758
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	127,489	741
	Agile Group Holdings Ltd.	411,500	737
	China Medical System Holdings Ltd.	344,000	736
	China State Construction International Holdings Ltd.	489,750	707
*	YY Inc. ADR	5,300	705
	Huaneng Power International Inc.	1,072,000	690
	China Southern Airlines Co. Ltd.	508,000	662
	Sino-Ocean Group Holding Ltd.	797,500	658
	China Longyuan Power Group Corp. Ltd.	894,000	653
	Weichai Power Co. Ltd.	520,400	649
	Tsingtao Brewery Co. Ltd.	116,322	648
	China Oilfield Services Ltd.	542,000	645
*	ZTO Express Cayman Inc. ADR	40,800	645
*	GCL-Poly Energy Holdings Ltd.	3,669,800	631
	Chongqing Rural Commercial Bank Co. Ltd.	697,000	630
	Shanghai Pharmaceuticals Holding Co. Ltd.	239,100	625
*,2 Wuxi Biologics Cayman Inc.		90,000	619
2	BAIC Motor Corp. Ltd.	394,400	616
*,2 3SBio Inc.		300,500	613

	Far East Horizon Ltd.	562,000	604
*	Weibo Corp. ADR	4,662	604
2	Fuyao Glass Industry Group Co. Ltd.	140,000	591
	China Everbright Ltd.	240,000	591
*,2 China Resources Pharmaceutical Group Ltd.		443,000	583
	Sinopec Shanghai Petrochemical Co. Ltd.	936,000	572
	China Railway Construction Corp. Ltd.	466,626	567
*,2 Guotai Junan Securities Co. Ltd.		223,000	564
	KWG Property Holding Ltd.	334,000	563
	Haitian International Holdings Ltd.	177,000	556
*	China Biologic Products Holdings Inc.	6,800	550
2	Dali Foods Group Co. Ltd.	549,500	539
	BYD Electronic International Co. Ltd.	215,500	529
*	Alibaba Pictures Group Ltd.	3,800,000	529
	COSCO SHIPPING Ports Ltd.	496,000	518
	China Everbright Bank Co. Ltd.	899,000	509
	China Lodging Group Ltd. ADR	3,400	508
	Jiangxi Copper Co. Ltd.	299,000	505
	Jiangsu Expressway Co. Ltd.	328,000	505
*,2 Meitu Inc.		362,500	502
*,2 China Merchants Securities Co. Ltd.		293,200	496
	Zhongsheng Group Holdings Ltd.	193,500	485
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	317,009	481
	Lee & Man Paper Manufacturing Ltd.	397,000	466
	Kingboard Laminates Holdings Ltd.	265,358	466
	Logan Property Holdings Co. Ltd.	306,000	464
	Future Land Development Holdings Ltd.	472,000	462
	Shenzhen International Holdings Ltd.	226,000	457
*	Li Ning Co. Ltd.	548,249	441
	Inner Mongolia Yitai Coal Co. Ltd. Class B	275,904	439
	Zhejiang Expressway Co. Ltd.	370,000	437
	China Communications Services Corp. Ltd.	678,000	430
*,^ Alibaba Health Information Technology Ltd.		822,000	429
*	BeiGene Ltd. ADR	3,162	429
*,2 China Literature Ltd.		41,400	429
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	425
	Huaneng Renewables Corp. Ltd.	1,228,000	424
2	Sinopec Engineering Group Co. Ltd.	389,635	420
	China Reinsurance Group Corp.	1,782,000	419
2	China International Capital Corp. Ltd.	184,800	415
	Tong Ren Tang Technologies Co. Ltd.	259,000	414
*	Momo Inc. ADR	13,100	413
^	Luye Pharma Group Ltd.	458,000	408
2	Legend Holdings Corp.	112,900	408
*,^ COSCO SHIPPING Holdings Co. Ltd.		680,000	401
	Greentown China Holdings Ltd.	226,879	396
	Shenzhen Investment Ltd.	875,953	391
	China Traditional Chinese Medicine Holdings Co. Ltd.	584,000	384
	Skyworth Digital Holdings Ltd.	776,000	380
*,^ Noah Holdings Ltd. ADR		7,200	356
^	Angang Steel Co. Ltd.	326,000	354
	AviChina Industry & Technology Co. Ltd.	656,000	351
	Fufeng Group Ltd.	481,000	351
	Yuexiu Property Co. Ltd.	1,629,207	349
	Yuzhou Properties Co. Ltd.	469,122	346
	Sinotrans Ltd.	563,000	341
^	GOME Retail Holdings Ltd.	2,652,720	336

*	China First Capital Group Ltd.	900,000	335
	Shanghai Industrial Holdings Ltd.	114,000	333
2	China Railway Signal & Communication Corp. Ltd.	428,500	330
	China Agri-Industries Holdings Ltd.	702,800	326
^	Chinasoft International Ltd.	454,000	320
	China Eastern Airlines Corp. Ltd.	350,000	317
*	Poly Property Group Co. Ltd.	567,000	313
	China Resources Cement Holdings Ltd.	412,000	310
*	Sohu.com Inc.	8,000	308
*	Kaisa Group Holdings Ltd.	486,000	308
*,^ Kingdee International Software Group Co. Ltd.		470,000	306
	China National Materials Co. Ltd.	335,000	305
	China Lesso Group Holdings Ltd.	390,000	304
*	Health and Happiness H&H International Holdings Ltd.	43,000	303
	China Coal Energy Co. Ltd.	581,000	300
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	296
*	Maanshan Iron & Steel Co. Ltd.	552,000	296
	BBMG Corp.	585,000	290
	Sinotruk Hong Kong Ltd.	215,500	283
*	Shanghai Electric Group Co. Ltd.	690,000	280
	China Water Affairs Group Ltd.	296,000	279
	China Power International Development Ltd.	1,015,851	277
	SOHO China Ltd.	464,500	275
*,^ CMBC Capital Holdings Ltd.		3,780,000	275
	Yanlord Land Group Ltd.	194,600	274
*,2 Zhou Hei Ya International Holdings Co. Ltd.		274,000	273
	Beijing Capital Land Ltd.	418,000	273
	Lao Feng Xiang Co. Ltd. Class B	69,800	263
*	Datang International Power Generation Co. Ltd.	788,000	260
	Wuxi Little Swan Co. Ltd. Class B	40,175	260
	China International Marine Containers Group Co. Ltd.	125,500	258
	Chongqing Changan Automobile Co. Ltd. Class B	225,962	256
	China Zhongwang Holdings Ltd.	442,800	254
	China ZhengTong Auto Services Holdings Ltd.	248,500	252
	Lonking Holdings Ltd.	563,000	251
	Metallurgical Corp. of China Ltd.	786,000	249
	Greatview Aseptic Packaging Co. Ltd.	347,000	249
2	Fu Shou Yuan International Group Ltd.	272,000	244
	Shenzhen Expressway Co. Ltd.	224,000	235
	China South City Holdings Ltd.	778,000	234
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	234
	Hollysys Automation Technologies Ltd.	9,100	231
	China SCE Property Holdings Ltd.	424,000	228
	Shandong Chenming Paper Holdings Ltd.	127,500	226
2	CSC Financial Co. Ltd.	241,000	225
	Guangshen Railway Co. Ltd.	336,000	224
*	51job Inc. ADR	3,200	224
	Tianneng Power International Ltd.	224,000	221
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	220
*	Tibet Water Resources Ltd.	504,000	219
	SSY Group Ltd.	298,336	218
*,2 Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.		46,000	213
*	HengTen Networks Group Ltd.	4,524,000	208
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	208
2	Red Star Macalline Group Corp. Ltd.	156,796	207
*	SMI Holdings Group Ltd.	402,400	206
2	Orient Securities Co. Ltd.	186,000	206

*,2 China Metal Resources Utilization Ltd.		320,000	206
	NetDragon Websoft Holdings Ltd.	76,000	205
*	CIMC Enric Holdings Ltd.	184,000	202
*,^ Bitauto Holdings Ltd. ADR		5,800	202
	China BlueChemical Ltd.	556,000	200
	Zhaojin Mining Industry Co. Ltd.	234,000	199
2	Qingdao Port International Co. Ltd.	266,000	196
	Powerlong Real Estate Holdings Ltd.	356,000	193
^	Xinjiang Goldwind Science & Technology Co. Ltd.	110,499	192
^	Tongda Group Holdings Ltd.	850,293	192
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	189
	China Oil & Gas Group Ltd.	1,812,000	182
	Harbin Electric Co. Ltd.	434,000	182
^	China Maple Leaf Educational Systems Ltd.	144,000	180
	Golden Eagle Retail Group Ltd.	142,000	180
	BOE Technology Group Co. Ltd. Class B	288,800	177
*,^ Digital China Holdings Ltd.		297,499	177
*	COSCO SHIPPING Development Co. Ltd.	793,000	176
*	Lifetech Scientific Corp.	667,998	176
	Dazhong Transportation Group Co. Ltd. Class B	264,350	175
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	120,090	174
	Greentown Service Group Co. Ltd.	208,000	172
*,^ Baozun Inc. ADR		4,300	168
	CSSC Offshore and Marine Engineering Group Co. Ltd.	106,000	167
*,^ Yashili International Holdings Ltd.		842,000	164
*	Hi Sun Technology China Ltd.	792,000	161
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	372,000	158
	Livzon Pharmaceutical Group Inc.	19,097	157
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	137,570	157
	Greenland Hong Kong Holdings Ltd.	275,000	156
2	Hua Hong Semiconductor Ltd.	78,000	155
^	China Overseas Grand Oceans Group Ltd.	247,500	155
*,^ FDG Electric Vehicles Ltd.		3,675,000	154
*	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	153
	Bank of Chongqing Co. Ltd.	166,000	153
*,^ CAR Inc.		183,117	152
	Hopson Development Holdings Ltd.	144,000	151

*,^,3 China Shanshui Cement Group Ltd.		267,000	150
	Vinda International Holdings Ltd.	79,599	149
	COSCO SHIPPING Energy Transportation Co. Ltd.	256,000	147
	China Suntien Green Energy Corp. Ltd.	581,000	144
*,^ COSCO Shipping International Singapore Co. Ltd.		379,700	143
	Shanghai Haixin Group Co. Class B	210,800	143
	China Dongxiang Group Co. Ltd.	701,000	142
	Huadian Fuxin Energy Corp. Ltd.	538,000	141
^	Hisense Kelon Electrical Holdings Co. Ltd. Class A	103,000	141
*	Renhe Commercial Holdings Co. Ltd.	5,406,000	141
	First Tractor Co. Ltd.	332,000	141
	Anhui Gujing Distillery Co. Ltd. Class B	23,900	140
*,2 China Everbright Greentech Ltd.		149,000	137
	CITIC Resources Holdings Ltd.	1,238,000	136
	China Machinery Engineering Corp.	200,000	131
	Sinopec Kantons Holdings Ltd.	202,000	129
	China High Speed Transmission Equipment Group Co. Ltd.	73,000	129
*	Q Technology Group Co. Ltd.	92,000	125
	Tianjin Development Holdings Ltd.	254,000	124

^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	121
*,2 Haichang Ocean Park Holdings Ltd.		484,000	121
	Changchai Co. Ltd. Class B	248,151	120
*	China Huiyuan Juice Group Ltd.	398,000	118
	Concord New Energy Group Ltd.	2,440,000	118
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	117
*,2 Ozner Water International Holding Ltd.		366,000	117
*	China Water Industry Group Ltd.	544,000	116
	Shandong Chenming Paper Holdings Ltd. Class B	67,400	115
	Central China Securities Co. Ltd.	256,988	113
	Texhong Textile Group Ltd.	79,500	112
	Chongqing Machinery & Electric Co. Ltd.	1,042,000	110
2	Redco Group	238,000	108
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	76,394	107
*	North Mining Shares Co. Ltd.	5,110,000	107
	Xingda International Holdings Ltd.	269,000	107
*	iKang Healthcare Group Inc. ADR	6,600	106
*	Sinofert Holdings Ltd.	668,000	104
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	104
*	C C Land Holdings Ltd.	453,000	103
	China Overseas Property Holdings Ltd.	267,493	103
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	102
	Shandong Airlines Co. Ltd. Class B	49,300	102
	Huadian Power International Corp. Ltd.	266,000	101
	China National Accord Medicines Corp. Ltd. Class B	20,760	99
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	99
*	Fang Holdings Ltd. ADR	18,800	98
*	Bengang Steel Plates Co. Ltd. Class B	223,200	97
	Anhui Expressway Co. Ltd.	116,000	97
	Launch Tech Co. Ltd.	73,500	96
2	Tian Ge Interactive Holdings Ltd.	105,000	94
	Jiangling Motors Corp. Ltd. Class B	48,400	94
*,^ Huayi Tencent Entertainment Co. Ltd.		1,480,000	94
	CSG Holding Co. Ltd. Class B	148,471	93
*	China Minsheng Financial Holding Corp. Ltd.	2,560,000	91
*	West China Cement Ltd.	530,000	91
*	21Vianet Group Inc. ADR	9,734	89
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	87
	Sinotrans Shipping Ltd.	278,000	87
	Minmetals Land Ltd.	470,000	87
*	Capital Environment Holdings Ltd.	2,152,000	85
	China Foods Ltd.	156,000	84
	Huangshan Tourism Development Co. Ltd. Class B	63,626	84
	Dah Chong Hong Holdings Ltd.	166,000	84
	Yuexiu Transport Infrastructure Ltd.	114,000	84
^	CT Environmental Group Ltd.	424,000	82
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	80
	Xtep International Holdings Ltd.	173,000	78
*	Chongqing Iron & Steel Co. Ltd.	378,000	78
*	JinkoSolar Holding Co. Ltd. ADR	3,500	78
	Weifu High-Technology Group Co. Ltd. Class B	34,600	77
^	SIIC Environment Holdings Ltd.	180,320	74
*	Changyou.com Ltd. ADR	2,400	74
	Sinosoft Technology Group Ltd.	252,000	74
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	73
*	Carnival Group International Holdings Ltd.	1,588,114	73
2	Cogobuy Group	121,000	73

2	Everbright Securities Co. Ltd.	55,000	72
2	Cosmo Lady China Holdings Co. Ltd.	179,998	71
*,^ O-Net Technologies Group Ltd.		104,000	70
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	70
	Tianjin Port Development Holdings Ltd.	450,000	70
	Fantasia Holdings Group Co. Ltd.	375,000	69
	Ajisen China Holdings Ltd.	140,000	68
	China All Access Holdings Ltd.	220,000	67
	INESA Intelligent Tech Inc. Class B	103,700	67
	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	968,000	67
	Shanghai Industrial Urban Development Group Ltd.	246,000	66
	China Lilang Ltd.	73,000	66
	Sichuan Expressway Co. Ltd.	166,000	65
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	65
	Shanghai Baosight Software Co. Ltd. Class B	40,000	64
*	Hybrid Kinetic Group Ltd.	3,574,000	63
*,^ Grand Baoxin Auto Group Ltd.		136,383	61
	Guorui Properties Ltd.	205,000	61
^	Dalian Port PDA Co. Ltd.	326,600	60
	Wasion Group Holdings Ltd.	108,000	60
	Bosideng International Holdings Ltd.	650,000	60
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	59
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	57

*,2,3 Tianhe Chemicals Group Ltd.		383,088	57
*	Shougang Concord International Enterprises Co. Ltd.	1,988,000	57
^	PAX Global Technology Ltd.	118,000	57
*	China Logistics Property Holdings Co. Ltd.	179,000	57
*	China Minsheng Drawin Technology Group Ltd.	2,240,000	57
*,^ Sinopec Oilfield Service Corp.		316,000	56
	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	56
	China Electronics Huada Technology Co. Ltd.	322,000	54
	Poly Culture Group Corp. Ltd.	27,200	54
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	54
	361 Degrees International Ltd.	146,000	53
^	Dongjiang Environmental Co. Ltd.	37,500	53
*,3 Hua Han Health Industry Holdings Ltd.		778,708	53
*	Sinolink Worldwide Holdings Ltd.	386,000	53
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	53
	Weiqiao Textile Co.	88,000	53
*	Xinjiang Xinxin Mining Industry Co. Ltd.	346,000	52
*,3 Hanergy Thin Film Power Group Ltd.		1,810,000	52
*	China Chengtong Development Group Ltd.	816,000	52
*,3 Coolpad Group Ltd.		547,400	50
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	50
	China Fangda Group Co. Ltd. Class B	74,700	50
*,^ Chiho Environmental Group Ltd.		92,000	49
2	Shengjing Bank Co. Ltd.	59,854	49
	Chaowei Power Holdings Ltd.	86,000	49
*	Huadian Energy Co. Ltd. Class B	131,400	49
	Qingling Motors Co. Ltd.	140,000	47
	Huaxin Cement Co. Ltd. Class B	36,200	47
	Beijing North Star Co. Ltd.	118,000	47
*,^ Rentian Technology Holdings Ltd.		950,000	46
	CPMC Holdings Ltd.	55,000	46
	Fiyta Holdings Ltd. Class B	57,840	46
*,^ China Modern Dairy Holdings Ltd.		238,500	46

*	China Beidahuang Industry Group Holdings Ltd.	952,000	44
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	43
*	Dongfang Electric Corp. Ltd.	44,800	43
*,3 Zhonglu Co. Ltd. Class B		26,400	41
*	AVIC International Holding HK Ltd.	604,000	41
	China Shineway Pharmaceutical Group Ltd.	33,000	41
	Welling Holding Ltd.	156,000	41
	Xiamen International Port Co. Ltd.	204,000	40
*	Glorious Property Holdings Ltd.	355,000	40
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	40
*	Shang Gong Group Co. Ltd. Class B	42,600	40
	Shanghai Highly Group Co. Ltd. Class B	47,700	40
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	39
*	Enerchina Holdings Ltd.	450,900	39
*	China Power Clean Energy Development Co. Ltd.	62,000	38
	Luthai Textile Co. Ltd. Class B	35,800	38
*,3 National Agricultural Holdings Ltd.		246,000	37
	Colour Life Services Group Co. Ltd.	55,000	37
	TCL Multimedia Technology Holdings Ltd.	77,333	37
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	36
*	Kama Co. Ltd. Class B	46,500	35
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	34
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	33
	Comba Telecom Systems Holdings Ltd.	190,039	33
	China Merchants Land Ltd.	168,000	33
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	33
*	PW Medtech Group Ltd.	159,000	32
*,3 Shanghai Greencourt Investment Group Co. Ltd. Class B		55,200	32
*	Loudong General Nice Resources China Holdings Ltd.	810,000	31
*,3 China Fiber Optic Network System Group Ltd.		348,000	31
*	China Rare Earth Holdings Ltd.	421,113	31
*,^ Midas Holdings Ltd.		223,900	30
	Eastern Communications Co. Ltd. Class B	45,100	30
*	China Yurun Food Group Ltd.	195,000	29
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	29
	Jinzhou Port Co. Ltd. Class B	56,400	28
	Phoenix Satellite Television Holdings Ltd.	200,000	28
*	China Soft Power Technology Holdings Ltd.	1,464,540	27
*	MIE Holdings Corp.	384,000	26
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	26
	China Singyes Solar Technologies Holdings Ltd.	56,400	23
	Shanghai Bailian Group Co. Ltd. Class B	15,500	22
3	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	22
*,2 Yixin Group Ltd.		25,000	20
	Hilong Holding Ltd.	87,000	18
*	Munsun Capital Group Ltd.	1,926,000	17
	China Everbright Water Ltd.	47,300	17
	Hengdeli Holdings Ltd.	284,000	16
*	Sogou Inc. ADR	1,500	15
*,3 Anxin-China Holdings Ltd.		312,000	15
*	SRE Group Ltd.	490,000	13
2	Kangda International Environmental Co. Ltd.	59,998	13
*,^ Boer Power Holdings Ltd.		51,000	12
*,^ V1 Group Ltd.		370,000	11
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	9
*	China Dynamics Holdings Ltd.	420,000	8
	Wisdom Sports Group	64,000	8

*,3 China Lumena New Materials Corp.		476,000	8
*,3 Mingfa Group International Co. Ltd.		30,971	7
*,3 Tech Pro Technology Development Ltd.		833,600	7
*	Real Nutriceutical Group Ltd.	143,000	5
*	Daphne International Holdings Ltd.	78,000	5
	Shenguan Holdings Group Ltd.	86,000	4

*,^,3 China Huishan Dairy Holdings Co. Ltd.		822,401	—
			486,591
Colombia (0.0%)
	Bancolombia SA ADR	52,666	2,420
	Grupo de Inversiones Suramericana SA	56,345	797
	Ecopetrol SA	666,735	625
	Interconexion Electrica SA ESP	113,624	573
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	554
	Cementos Argos SA	130,960	521
	Almacenes Exito SA	77,262	487
	Grupo de Inversiones Suramericana SA Preference Shares	30,601	412
	Banco Davivienda SA Preference Shares	23,252	261
	Corp Financiera Colombiana SA	21,770	206
	Cementos Argos SA Preference Shares	53,095	178
	Bancolombia SA Preference Shares	14,574	167
	Avianca Holdings SA Preference Shares	138,294	139
*	CEMEX Latam Holdings SA	32,512	125
			7,465
Czech Republic (0.0%)
	CEZ AS	46,260	1,185
	Komercni banka as	25,079	1,152
2	Moneta Money Bank AS	158,022	656
	Philip Morris CR AS	205	170
	O2 Czech Republic AS	10,040	140
			3,303
Denmark (0.6%)
	Novo Nordisk A/S Class B	506,814	28,127
	Danske Bank A/S	197,475	8,019
	DSV A/S	55,312	4,548
	Carlsberg A/S Class B	33,447	4,299
	Vestas Wind Systems A/S	62,354	4,253
	AP Moller - Maersk A/S Class B	2,080	3,713
	Coloplast A/S Class B	39,447	3,507
	Novozymes A/S	60,782	3,372
*	Genmab A/S	17,224	3,152
	Pandora A/S	30,664	2,906
2	Orsted A/S	46,184	2,804
	Chr Hansen Holding A/S	24,709	2,159
	ISS A/S	54,151	2,113
	AP Moller - Maersk A/S Class A	1,053	1,799
	TDC A/S	216,424	1,445
	GN Store Nord A/S	41,174	1,388
	Jyske Bank A/S	18,201	1,052
	Royal Unibrew A/S	16,173	983
*,2 Nets A/S		35,111	967
*	William Demant Holding A/S	28,807	911
*	Ambu A/S Class B	38,165	819
	H Lundbeck A/S	16,056	818
	Sydbank A/S	19,827	811

	FLSmidth & Co. A/S	13,147	774
	SimCorp A/S	11,660	741
	Dfds A/S	12,173	730
*	Topdanmark A/S	14,420	689
	Tryg A/S	27,517	670
	Rockwool International A/S Class B	1,691	472
	Schouw & Co. A/S	4,587	464
*	Nilfisk Holding A/S	7,256	421
2	Scandinavian Tobacco Group A/S	18,050	365
*	Bavarian Nordic A/S	8,899	343
*	NKT A/S	7,256	316
*	Bang & Olufsen A/S	10,812	290
	ALK-Abello A/S	2,242	285
	Spar Nord Bank A/S	21,626	258
	Alm Brand A/S	18,659	230
*	D/S Norden A/S	5,082	101
	Matas A/S	7,874	99
	Solar A/S Class B	1,427	94
*,3 OW Bunker A/S		3,210	—
			91,307
Egypt (0.0%)
	Commercial International Bank Egypt SAE	288,326	1,278
	Egyptian Financial Group-Hermes Holding Co.	399,752	465
	ElSewedy Electric Co.	29,618	263
*	Global Telecom Holding SAE	608,896	234
*	Six of October Development & Investment	132,125	140
	Sidi Kerir Petrochemicals Co.	79,618	117
	Talaat Moustafa Group	193,125	105
*	Pioneers Holding for Financial Investments SAE	184,108	90
	Heliopolis Housing	43,756	87
*	Palm Hills Developments SAE	405,233	86
	Medinet Nasr Housing	111,018	71
	Telecom Egypt Co.	55,015	42
*	Orascom Construction Ltd.	3,826	33
*	Ezz Steel	24,554	31
3	Orascom Telecom Media And Technology Holding SAE GDR	126,005	23
	Oriental Weavers	24,535	22
*	Citadel Capital SAE	263,431	19
			3,106
Finland (0.3%)
	Nokia Oyj	1,668,832	8,050
	Sampo Oyj Class A	135,459	7,870
	Kone Oyj Class B	112,099	6,417
	UPM-Kymmene Oyj	162,070	5,465
	Wartsila OYJ Abp	43,733	2,988
	Fortum Oyj	120,668	2,617
	Neste Oyj	34,653	2,398
	Stora Enso Oyj	130,678	2,244
	Nokian Renkaat Oyj	37,429	1,891
	Elisa Oyj	40,474	1,723
	Orion Oyj Class B	29,204	1,171
	Huhtamaki Oyj	26,624	1,137
	Metso Oyj	31,446	1,098
	Kesko Oyj Class B	18,638	1,087
	Amer Sports Oyj	32,201	909
	Konecranes Oyj Class A	17,531	890

Valmet Oyj	37,315	837
Outokumpu Oyj	84,783	727
Tieto Oyj	20,503	713
Cargotec Oyj Class B	11,689	681
Metsa Board Oyj	53,803	489
* Outotec Oyj	43,506	375
Uponor Oyj	16,929	358
Kemira Oyj	23,535	333
Sanoma Oyj	24,619	319
Citycon Oyj	112,942	314
YIT Oyj	31,462	259
Cramo Oyj	9,778	239
* DNA Oyj	12,703	238
* Caverion Oyj	25,972	219
Ramirent Oyj	20,779	209
Finnair Oyj	15,836	192
Raisio Oyj	30,159	167
F-Secure Oyj	23,948	116
Oriola Oyj	29,369	104
* Stockmann OYJ Abp Class B	12,229	63
		54,907
France (3.1%)
TOTAL SA	622,370	36,085
Sanofi	313,306	27,650
BNP Paribas SA	309,921	25,598
LVMH Moet Hennessy Louis Vuitton SE	71,077	22,265
Airbus SE	157,648	18,129
AXA SA	536,231	17,635
Danone SA	168,634	14,514
Vinci SA	133,550	14,434
Schneider Electric SE	152,578	14,296
Air Liquide SA	103,929	14,014
L'Oreal SA	56,406	12,819
Societe Generale SA	211,038	12,265
Kering	21,502	10,892
Orange SA	555,573	10,039
Pernod Ricard SA	62,502	9,954
Safran SA	84,611	9,560
Vivendi SA	314,930	9,227
Cie de Saint-Gobain	148,813	8,644
Essilor International Cie Generale d'Optique SA	59,795	8,489
Cie Generale des Etablissements Michelin	50,907	8,144
Engie SA	468,732	8,139
Legrand SA	86,908	7,231
Capgemini SE	48,700	6,464
Renault SA	54,041	5,936
Credit Agricole SA	304,060	5,733
Valeo SA	71,998	5,669
Hermes International	9,240	5,107
STMicroelectronics NV	193,368	4,618
Dassault Systemes SE	39,300	4,531
Publicis Groupe SA	65,101	4,499
Atos SE	28,266	4,458
Carrefour SA	154,488	3,684
Veolia Environnement SA	142,465	3,591
Thales SA	28,201	3,161
^ Sodexo SA	24,387	3,126

TechnipFMC plc	96,296	3,117
Bouygues SA	55,435	3,081
Peugeot SA	126,183	2,834
L'Oreal SA Loyalty Line	12,108	2,752
Accor SA	48,333	2,751
Arkema SA	20,568	2,626
Klepierre SA	56,739	2,592
Gecina SA	12,813	2,504
Eiffage SA	20,421	2,476
Teleperformance	15,291	2,317
Natixis SA	239,420	2,180
Air Liquide SA (Prime de fidelite)	15,407	2,078
Edenred	63,925	2,063
SCOR SE	44,846	2,007
Bureau Veritas SA	68,111	1,996
Alstom SA	43,520	1,909
* Ubisoft Entertainment SA	22,194	1,899
Getlink SE	131,185	1,840
Iliad SA	6,840	1,770
Electricite de France SA	128,478	1,767
Faurecia	19,625	1,761
Eurofins Scientific SE	2,704	1,760
* Zodiac Aerospace	56,240	1,748
Ingenico Group SA	15,348	1,747
Aeroports de Paris	7,981	1,658
* Rubis SCA	21,952	1,619
SES SA Class A	103,585	1,616
Bollore SA	269,908	1,567
Suez	104,212	1,553
Orpea	12,389	1,546
Rexel SA	81,691	1,472
Wendel SA	7,600	1,417
Ipsen SA	9,908	1,387
SEB SA	6,589	1,361
2 Euronext NV	19,026	1,289
2 Amundi SA	13,433	1,268
Fonciere Des Regions	11,148	1,225
Eurazeo SA	11,635	1,225
CNP Assurances	45,755	1,173
Eutelsat Communications SA	50,936	1,121
Imerys SA	10,421	1,117
Dassault Aviation SA	665	1,111
* BioMerieux	11,328	1,072
Elis SA	38,121	1,065
ICADE	9,450	1,025
Lagardere SCA	30,814	961
JCDecaux SA	21,746	941
Casino Guichard Perrachon SA	15,789	923
* Air France-KLM	58,934	914
Altran Technologies SA	48,461	902
Remy Cointreau SA	6,786	893
2 Elior Group SA	38,533	887
Societe BIC SA	7,379	845
Alten SA	7,990	809
Cie Plastic Omnium SA	15,408	791
SPIE SA	29,633	736
Nexity SA	12,101	729

	Euler Hermes Group	4,398	666
	Sopra Steria Group	3,212	652
2	Maisons du Monde SA	14,100	606
*,2 Worldline SA		10,275	581
*	Fnac Darty SA	4,856	566
	Sartorius Stedim Biotech	6,373	552
	Albioma SA	19,907	519
	Trigano SA	2,626	510
*	Vallourec SA	71,941	493
	Metropole Television SA	18,015	490
	Nexans SA	7,979	484
	Credit Agricole SA Loyalty Line	25,664	484
	Television Francaise 1	30,649	460
2	Europcar Groupe SA	31,724	441
	Korian SA	12,978	418
*	SOITEC	5,077	416
*,2 ALD SA		22,298	394
	Vicat SA	4,456	367
	Technicolor SA	97,769	365
	Tarkett SA	9,079	355
	Gaztransport Et Technigaz SA	4,719	326
*	Eramet	2,198	310
	IPSOS	7,959	304
	Beneteau SA	11,337	302
	Coface SA	25,157	283
*	DBV Technologies SA	5,817	272
^	Neopost SA	8,928	266
*,^ Genfit		7,467	256
	Mercialys SA	11,167	254
	Bonduelle SCA	3,988	210
	Mersen SA	4,185	204
	MGI Coutier	4,578	201
	Interparfums SA	4,217	197
	Vilmorin & Cie SA	1,799	197
	Derichebourg SA	18,005	181
*,2 X-Fab Silicon Foundries SE		14,653	180
	Manitou BF SA	3,706	158
	Jacquet Metal Service	4,253	158
*	Virbac SA	1,008	155
*	Etablissements Maurel et Prom	31,465	146
	SEB SA Loyalty Line	643	133
	FFP	992	129
	Guerbet	1,179	118
	GL Events	3,030	103
^	Bourbon Corp.	9,593	97
	Boiron SA	1,048	92
	Electricite de France SA Loyalty Line	6,661	92
	Rallye SA	4,682	86
*,^ CGG SA		22,477	80
	Direct Energie	1,645	77
	Haulotte Group SA	2,872	68
	Groupe Crit	316	30
*	Esso SA Francaise	389	25
*,^ Parrot SA		2,373	24
*	Stallergenes Greer plc	274	12
	Union Financiere de France BQE SA	130	5

*	CGG SA Warrants Exp. 02/21/2023	17,195	—
			487,943
Germany (3.1%)
	Siemens AG	218,566	33,179
	Allianz SE	130,756	33,072
	Bayer AG	238,767	31,288
	BASF SE	261,411	30,658
	SAP SE	258,879	29,290
	Daimler AG	275,998	25,278
	Deutsche Telekom AG	928,650	16,289
	adidas AG	57,560	13,376
	Deutsche Post AG	280,897	13,268
*	Linde AG- Tender Line	53,910	13,238
	Volkswagen AG Preference Shares	55,409	12,185
	Bayerische Motoren Werke AG	92,829	10,604
	Fresenius SE & Co. KGaA	119,356	10,447
	Deutsche Bank AG	539,162	9,921
	Infineon Technologies AG	339,875	9,896
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,246	9,469
	Continental AG	31,157	9,360
	Henkel AG & Co. KGaA Preference Shares	56,336	7,878
	Fresenius Medical Care AG & Co. KGaA	66,722	7,691
	Vonovia SE	147,419	7,270
	Deutsche Boerse AG	56,112	7,211
	E.ON SE	594,561	6,249
*	Commerzbank AG	315,187	5,201
	HeidelbergCement AG	46,344	5,031
	Deutsche Wohnen SE	110,211	4,983
2	Covestro AG	43,043	4,956
	thyssenkrupp AG	144,852	4,561
	Merck KGaA	39,841	4,361
	Porsche Automobil Holding SE Preference Shares	43,876	4,060
	Wirecard AG	32,169	4,011
	Henkel AG & Co. KGaA	27,677	3,464
	Beiersdorf AG	27,485	3,259
	Symrise AG	33,347	2,795
	Brenntag AG	42,633	2,768
*	RWE AG	136,336	2,734
	MTU Aero Engines AG	14,225	2,550
	ProSiebenSat.1 Media SE	65,646	2,515
	GEA Group AG	50,381	2,506
	OSRAM Licht AG	27,715	2,422
	United Internet AG	33,068	2,413
	Deutsche Lufthansa AG	66,041	2,359
	Hannover Rueck SE	16,963	2,320
	LANXESS AG	25,136	2,195
*	QIAGEN NV	61,455	2,055
	LEG Immobilien AG	17,432	1,967
	KION Group AG	20,586	1,892
*,2 Zalando SE		30,493	1,787
	HUGO BOSS AG	18,539	1,703
	Rheinmetall AG	11,778	1,667
^	Uniper SE	54,969	1,641
	Evonik Industries AG	39,981	1,580
	K&S AG	55,905	1,571
	Bayerische Motoren Werke AG Preference Shares	15,315	1,497
	Freenet AG	37,708	1,446

2	Innogy SE	36,874	1,406
	Volkswagen AG	5,820	1,291
	MAN SE	10,750	1,279
	Fraport AG Frankfurt Airport Services Worldwide	10,648	1,261
	FUCHS PETROLUB SE	22,619	1,149
*	METRO AG	51,745	1,125
	Sartorius AG Preference Shares	9,150	1,095
	1&1 Drillisch AG	12,416	1,033
	Axel Springer SE	11,702	1,028
	Aurubis AG	9,031	949
	Wacker Chemie AG	4,686	940
	Duerr AG	6,824	940
	Telefonica Deutschland Holding AG	185,553	938
	HOCHTIEF AG	5,183	937
*	Siltronic AG	5,322	884
	Hella GmbH & Co. KGaA	12,197	869
*	MorphoSys AG	8,798	868
	RTL Group SA	10,225	867
	Aareal Bank AG	16,768	848
	GRENKE AG	6,925	826
	TAG Immobilien AG	39,412	779
	Gerresheimer AG	8,840	772
	Jenoptik AG	18,037	749
	Leoni AG	9,596	737
	STADA Arzneimittel AG	6,775	736
	CTS Eventim AG & Co. KGaA	14,619	731
*	Software AG	13,269	720
*	Evotec AG	38,397	701
	Salzgitter AG	11,432	690
	Bechtle AG	7,287	665
	Norma Group SE	8,214	647
	CECONOMY AG	44,822	646
	alstria office REIT-AG	40,460	639
	Stabilus SA	6,588	639
	TLG Immobilien AG	22,089	622
*	Dialog Semiconductor plc	20,383	621
	Fielmann AG	7,065	619
	Jungheinrich AG Preference Shares	12,355	611
	Rational AG	854	601
*,2 Rocket Internet SE		19,014	552
	TUI AG	23,341	526
	Nemetschek SE	5,198	512
	Krones AG	3,647	510
	Deutsche EuroShop AG	12,945	509
	Stroeer SE & Co. KGaA	6,559	505
	Takkt AG	17,243	480
2	Deutsche Pfandbriefbank AG	25,874	478
	Talanx AG	10,705	474
2	ADO Properties SA	8,450	455
*,2 Delivery Hero AG		10,053	432
	Fuchs Petrolub SE Preference Shares	7,881	431
	Bilfinger SE	8,961	421
	Pfeiffer Vacuum Technology AG	2,059	408
*,2 Hapag-Lloyd AG		9,805	407
	Carl Zeiss Meditec AG	6,207	406
*	AIXTRON SE	26,556	401
	Deutz AG	42,585	395

*	zooplus AG	1,876	387
	Sixt SE	3,725	385
	Schaeffler AG Preference Shares	18,887	376
*	PATRIZIA Immobilien AG	14,852	372
	Suedzucker AG	19,420	370
	RWE AG Preference Shares	20,859	365
	Indus Holding AG	4,580	364
	CompuGroup Medical SE	5,668	359
	XING SE	985	344
	Wuestenrot & Wuerttembergische AG	10,451	313
	DMG Mori AG	5,149	305
	Wacker Neuson SE	7,364	302
	Koenig & Bauer AG	3,654	299
	Puma SE	708	299
*,2 Tele Columbus AG		26,416	296
	RHOEN-KLINIKUM AG	7,525	296
	Sixt SE Preference Shares	3,954	281
*	Heidelberger Druckmaschinen AG	76,327	276
	Kloeckner & Co. SE	19,462	258
	KWS Saat SE	581	245
*,^ Nordex SE		17,970	238
*	SGL Carbon SE	13,210	206
	Deutsche Beteiligungs AG	2,883	178
	Hamburger Hafen und Logistik AG	6,220	174
	VTG AG	3,093	160
*	Diebold Nixdorf AG	1,798	159
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	156
	DIC Asset AG	11,921	153
^	ElringKlinger AG	6,460	150
	Bertrandt AG	1,140	146
	Draegerwerk AG & Co. KGaA	1,848	141
	Biotest AG Preference Shares	3,969	124
*	Vossloh AG	2,023	111
	SMA Solar Technology AG	1,946	106
	comdirect bank AG	7,126	103
	BayWa AG	2,533	98
	Hornbach Baumarkt AG	2,055	79
	CropEnergies AG	7,938	72
*	H&R GmbH & Co. KGaA	3,176	56
	RIB Software SE	1,622	55
	Gerry Weber International AG	4,199	47
	Linde AG	59	13
			488,364
Greece (0.0%)
*	Alpha Bank AE	407,612	992
	OPAP SA	57,162	766
	Hellenic Telecommunications Organization SA ADR	93,155	722
*	National Bank of Greece SA	1,603,234	678
	Hellenic Telecommunications Organization SA	42,113	660
*	Eurobank Ergasias SA	543,015	605
	JUMBO SA	30,577	604
	Motor Oil Hellas Corinth Refineries SA	14,637	366
	Piraeus Bank SA	77,791	350
*	Mytilineos Holdings SA	26,080	327
	Titan Cement Co. SA	9,212	283
	Hellenic Petroleum SA	24,209	264
	Grivalia Properties REIC AE	21,026	243

*	GEK Terna Holding Real Estate Construction SA	31,563	212
*	FF Group	6,714	161
	Aegean Airlines SA	12,797	146
	Hellenic Exchanges SA	17,966	128
*	Public Power Corp. SA	29,269	116
*	Holding Co. ADMIE IPTO SA	29,269	76
*	Ellaktor SA	29,150	68
	Fourlis Holdings SA	8,497	62
			7,829
Hong Kong (1.2%)
	AIA Group Ltd.	3,479,382	29,719
	Hong Kong Exchanges & Clearing Ltd.	362,989	13,694
	CK Hutchison Holdings Ltd.	775,927	10,466
*	CK Asset Holdings Ltd.	798,427	7,597
	Sun Hung Kai Properties Ltd.	429,003	7,417
	Link REIT	689,360	6,101
	Galaxy Entertainment Group Ltd.	621,000	5,478
	BOC Hong Kong Holdings Ltd.	1,053,000	5,370
	CLP Holdings Ltd.	502,220	5,117
	Hang Seng Bank Ltd.	214,057	5,086
	Hong Kong & China Gas Co. Ltd.	2,365,665	4,672
	Sands China Ltd.	724,800	4,307
	Jardine Matheson Holdings Ltd.	60,810	3,860
	AAC Technologies Holdings Inc.	209,000	3,463
	Power Assets Holdings Ltd.	369,500	3,284
2	WH Group Ltd.	2,313,684	2,861
	China Mengniu Dairy Co. Ltd.	801,000	2,611
	New World Development Co. Ltd.	1,580,224	2,547
	Hongkong Land Holdings Ltd.	334,600	2,410
*	Wharf Real Estate Investment Co. Ltd.	336,600	2,326
	Techtronic Industries Co. Ltd.	345,000	2,299
	MTR Corp. Ltd.	388,326	2,221
	Henderson Land Development Co. Ltd.	295,089	2,059
	Jardine Strategic Holdings Ltd.	49,995	1,989
	Wheelock & Co. Ltd.	227,000	1,775
	Samsonite International SA	391,196	1,691
	Wharf Holdings Ltd.	391,600	1,596
	CK Infrastructure Holdings Ltd.	172,500	1,535
	Swire Pacific Ltd. Class A	152,642	1,523
	Sino Land Co. Ltd.	792,279	1,461
	Wynn Macau Ltd.	413,200	1,460
	Hang Lung Properties Ltd.	542,000	1,429
	Bank of East Asia Ltd.	317,072	1,369
	Want Want China Holdings Ltd.	1,519,467	1,339
	ASM Pacific Technology Ltd.	83,122	1,132
*,^ Semiconductor Manufacturing International Corp.		773,100	1,113
	Minth Group Ltd.	194,000	1,092
	Tingyi Cayman Islands Holding Corp.	498,000	1,036
	Swire Properties Ltd.	285,046	998
	Hang Lung Group Ltd.	262,000	994
	Xinyi Glass Holdings Ltd.	648,000	982
	Yue Yuen Industrial Holdings Ltd.	216,000	976
	Hysan Development Co. Ltd.	160,000	893
	Sun Art Retail Group Ltd.	628,579	851
	Shangri-La Asia Ltd.	331,519	841
	Li & Fung Ltd.	1,626,000	828
	NWS Holdings Ltd.	419,500	815

^	Kingston Financial Group Ltd.	992,000	770
	Kerry Properties Ltd.	158,500	758
	VTech Holdings Ltd.	51,800	714
	Hopewell Holdings Ltd.	168,500	680
	Dairy Farm International Holdings Ltd.	80,000	679
	Melco International Development Ltd.	218,000	653
	PCCW Ltd.	1,124,000	647
	PRADA SPA	149,500	612
	MGM China Holdings Ltd.	188,000	578
	Vitasoy International Holdings Ltd.	214,000	547
*,^ MMG Ltd.		690,117	504
	Man Wah Holdings Ltd.	469,200	499
	Orient Overseas International Ltd.	52,802	496
	SJM Holdings Ltd.	467,000	466
	Nexteer Automotive Group Ltd.	217,000	462
	Johnson Electric Holdings Ltd.	110,250	450
	Fortune REIT	353,923	444
^	Haitong International Securities Group Ltd.	626,038	443
	Xinyi Solar Holdings Ltd.	958,200	440
	Swire Pacific Ltd. Class B	245,000	420
	United Co. RUSAL plc	577,000	418
	First Pacific Co. Ltd.	575,200	410
*	Freeman FinTech Corp. Ltd.	3,160,000	404
	SITC International Holdings Co. Ltd.	352,000	403
^	Value Partners Group Ltd.	313,000	398
	Shui On Land Ltd.	1,104,500	383
	Dah Sing Financial Holdings Ltd.	55,744	376
	NagaCorp Ltd.	444,000	362
*	Cathay Pacific Airways Ltd.	228,000	361
	Champion REIT	482,000	357
	Television Broadcasts Ltd.	98,900	353
	K Wah International Holdings Ltd.	490,000	352
	Great Eagle Holdings Ltd.	61,000	320
	China Travel International Investment Hong Kong Ltd.	864,000	318
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	317
	Chow Tai Fook Jewellery Group Ltd.	273,000	306
	Shougang Fushan Resources Group Ltd.	1,236,000	300
	Luk Fook Holdings International Ltd.	83,000	296
	Yuexiu REIT	438,940	291
	Sunlight REIT	410,000	286
	Towngas China Co. Ltd.	332,000	278
^	Guotai Junan International Holdings Ltd.	746,000	271
2	BOC Aviation Ltd.	45,600	268
	China Goldjoy Group Ltd.	2,964,000	264
^	IGG Inc.	232,000	257
	L'Occitane International SA	138,250	256
	Uni-President China Holdings Ltd.	272,800	250
	HKBN Ltd.	193,689	244
*	Pacific Basin Shipping Ltd.	959,000	222
	Prosperity REIT	471,000	206
*	Esprit Holdings Ltd.	510,346	205
	Shun Tak Holdings Ltd.	472,000	203
	SmarTone Telecommunications Holdings Ltd.	172,000	200
	Cafe de Coral Holdings Ltd.	74,000	196
	Huabao International Holdings Ltd.	256,000	192
	Lai Sun Development Co. Ltd.	106,080	190
	Kerry Logistics Network Ltd.	128,000	184

	Giordano International Ltd.	354,000	181
	FIH Mobile Ltd.	607,000	181
*,2 FIT Hon Teng Ltd.		279,000	175
*	China Harmony New Energy Auto Holding Ltd.	231,000	169
	Canvest Environmental Protection Group Co. Ltd.	291,000	168
	Dah Sing Banking Group Ltd.	71,137	168
	Goodbaby International Holdings Ltd.	267,464	165
	Stella International Holdings Ltd.	99,000	143
	Chong Hing Bank Ltd.	64,000	139
*,^ Panda Green Energy Group Ltd.		1,110,000	130
	Far East Consortium International Ltd.	225,000	130
^	HC International Inc.	170,000	127
*	KuangChi Science Ltd.	427,000	123
	Lifestyle International Holdings Ltd.	81,500	123
*	Global Brands Group Holding Ltd.	1,414,000	123
^	Truly International Holdings Ltd.	360,000	122
*,^ GCL New Energy Holdings Ltd.		1,670,000	121
	HKR International Ltd.	183,200	121
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	118
	Yip's Chemical Holdings Ltd.	316,000	118
*,^ China Baoli Technologies Holdings Ltd.		5,800,000	116

*,^,3 Superb Summit International Group Ltd.		620,000	116
^	Pou Sheng International Holdings Ltd.	458,000	115
	Chow Sang Sang Holdings International Ltd.	46,000	111
	Singamas Container Holdings Ltd.	548,000	110
	Spring REIT	251,000	109
	Road King Infrastructure Ltd.	53,000	109
*,3 Brightoil Petroleum Holdings Ltd.		566,000	109
	Sun Hung Kai & Co. Ltd.	165,000	108
*	New World Department Store China Ltd.	459,000	107
	CP Pokphand Co. Ltd.	1,350,000	107
	Pacific Textiles Holdings Ltd.	97,000	102
	Parkson Retail Group Ltd.	706,000	101
	Dynam Japan Holdings Co. Ltd.	72,400	100
	Hopewell Highway Infrastructure Ltd.	156,300	96
	SA Sa International Holdings Ltd.	219,995	95
*,^ Anton Oilfield Services Group		648,000	95
	CITIC Telecom International Holdings Ltd.	302,500	91
	Microport Scientific Corp.	83,852	88
*	Future World Financial Holdings Ltd.	2,790,251	87
2	Regina Miracle International Holdings Ltd.	94,000	85
	Texwinca Holdings Ltd.	146,000	80
*	COFCO Meat Holdings Ltd.	385,000	78
*	Hong Kong Television Network Ltd.	164,000	78
3	Town Health International Medical Group Ltd.	870,000	77
*	United Laboratories International Holdings Ltd.	86,000	75
*	China Oceanwide Holdings Ltd.	1,050,000	75
	China Silver Group Ltd.	264,000	75
*,^ Digital Domain Holdings Ltd.		3,220,000	74
	Nan Hai Corp. Ltd.	2,450,000	73
	Lee's Pharmaceutical Holdings Ltd.	43,500	72
*	Honghua Group Ltd.	587,000	72
*,2 IMAX China Holding Inc.		27,100	70
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	68
*,3 Convoy Global Holdings Ltd.		3,102,000	66
*,^ BOE Varitronix Ltd.		124,000	65

*	Technovator International Ltd.	222,000	61
	Liu Chong Hing Investment Ltd.	31,982	55
	Emperor Capital Group Ltd.	654,000	54
*	G-Resources Group Ltd.	4,329,600	53
*	Yanchang Petroleum International Ltd.	3,680,000	52
*,^ New Provenance Everlasting Holdings Ltd.		2,630,000	50
*	Mei Ah Entertainment Group Ltd.	960,000	47
^	China LNG Group Ltd.	240,000	46
^	China Aerospace International Holdings Ltd.	382,000	45
*	China Strategic Holdings Ltd.	3,500,000	42
	EVA Precision Industrial Holdings Ltd.	272,000	41
*	NewOcean Energy Holdings Ltd.	162,000	41
	Ju Teng International Holdings Ltd.	126,000	36
2	CGN New Energy Holdings Co. Ltd.	250,000	36
*,^ China Ocean Industry Group Ltd.		4,325,000	35
	Emperor Watch & Jewellery Ltd.	660,000	33
	TPV Technology Ltd.	224,000	32
*	Silver Base Group Holdings Ltd.	294,000	31
*	Macau Legend Development Ltd.	186,000	29
*,^ Sino Oil And Gas Holdings Ltd.		3,795,000	29
	Shenwan Hongyuan HK Ltd.	75,000	27
	Henderson Investment Ltd.	311,000	27
*	13 Holdings Ltd.	525,000	26
*	Lifestyle China Group Ltd.	81,500	24
*	China Financial International Investments Ltd.	790,000	23
*	China Medical & HealthCare Group Ltd.	679,488	22
*	CST Group Ltd.	4,128,000	22
*	Good Resources Holdings Ltd.	479,978	21
*	China LotSynergy Holdings Ltd.	940,000	21
*	Tou Rong Chang Fu Group Ltd.	1,348,000	20
*	Xinchen China Power Holdings Ltd.	128,000	18
*,^ Summit Ascent Holdings Ltd.		145,948	16
*	Vision Fame International Holding Ltd.	318,000	16
*	Trinity Ltd.	156,000	15
*	SOCAM Development Ltd.	50,000	13
*	Sunshine Oilsands Ltd.	317,500	12
	New Sports Group Ltd.	122,000	11
*	China Huarong Energy Co. Ltd.	232,300	8
*	Sincere Watch Hong Kong Ltd.	560,000	8
*	China Healthwise Holdings Ltd.	301,115	6
*	China Animal Healthcare Ltd.	84,000	6
*	Suncorp Technologies Ltd.	1,910,000	6
*	Qianhai Health Holdings Ltd.	327,500	4
			194,162
Hungary (0.0%)
	OTP Bank plc	74,697	3,461
*	MOL Hungarian Oil & Gas plc	115,424	1,410
	Richter Gedeon Nyrt	40,778	1,047
	Magyar Telekom Telecommunications plc	106,612	199
			6,117
India (1.2%)
	Housing Development Finance Corp. Ltd.	457,024	14,043
2	Reliance Industries Ltd. GDR	323,610	9,772
	Infosys Ltd. ADR	376,497	6,781
	Tata Consultancy Services Ltd.	134,588	6,575
	Maruti Suzuki India Ltd.	35,605	5,316

Hindustan Unilever Ltd.	218,109	4,694
Axis Bank Ltd.	497,252	4,634
Reliance Industries Ltd.	275,547	4,158
ITC Ltd.	869,811	3,707
Infosys Ltd.	192,562	3,476
Sun Pharmaceutical Industries Ltd.	310,329	2,823
Oil & Natural Gas Corp. Ltd.	882,651	2,817
* Yes Bank Ltd.	498,157	2,767
Vedanta Ltd.	478,451	2,551
Bharti Airtel Ltd.	359,195	2,483
HCL Technologies Ltd.	150,350	2,331
Mahindra & Mahindra Ltd.	190,065	2,276
* Tata Motors Ltd.	362,222	2,265
Larsen & Toubro Ltd.	100,403	2,233
Bharat Petroleum Corp. Ltd.	284,896	2,203
State Bank of India GDR	40,012	1,984
Indian Oil Corp. Ltd.	300,773	1,972
Indiabulls Housing Finance Ltd.	88,855	1,939
Coal India Ltd.	378,270	1,780
ICICI Bank Ltd.	293,996	1,626
Adani Ports & Special Economic Zone Ltd.	235,620	1,584
Grasim Industries Ltd.	86,298	1,570
Bharti Infratel Ltd.	284,462	1,569
Hero MotoCorp Ltd.	27,003	1,566
Eicher Motors Ltd.	3,678	1,555
NTPC Ltd.	571,083	1,528
UltraTech Cement Ltd.	22,132	1,523
JSW Steel Ltd.	317,417	1,444
Asian Paints Ltd.	77,125	1,369
UPL Ltd.	113,472	1,340
Zee Entertainment Enterprises Ltd.	142,581	1,329
Tech Mahindra Ltd.	131,019	1,263
Bajaj Finance Ltd.	47,789	1,258
Bajaj Auto Ltd.	23,962	1,256
Titan Co. Ltd.	90,162	1,233
Godrej Consumer Products Ltd.	67,712	1,120
Shriram Transport Finance Co. Ltd.	51,202	1,109
Hindustan Petroleum Corp. Ltd.	174,061	1,086
Hindalco Industries Ltd.	270,099	1,085
Motherson Sumi Systems Ltd.	173,189	995
Piramal Enterprises Ltd.	22,123	954
* United Spirits Ltd.	17,788	916
Dr Reddy's Laboratories Ltd.	25,877	907
Lupin Ltd.	64,489	898
Cipla Ltd.	92,768	866
GAIL India Ltd.	114,245	859
Vakrangee Ltd.	149,459	857
Ambuja Cements Ltd.	207,626	854
Bajaj Finserv Ltd.	10,810	816
Wipro Ltd. ADR	148,066	813
Dabur India Ltd.	142,823	798
Wipro Ltd.	160,252	766
Ashok Leyland Ltd.	364,793	722
Nestle India Ltd.	6,099	715
Aurobindo Pharma Ltd.	68,712	681
Bosch Ltd.	2,165	660
Tata Steel Ltd.	58,957	653

	Power Grid Corp. of India Ltd.	211,980	645
	IndusInd Bank Ltd.	23,114	636
	Shree Cement Ltd.	2,305	623
	Federal Bank Ltd.	385,376	607
	LIC Housing Finance Ltd.	71,431	600
*	Idea Cellular Ltd.	397,005	580
	Bharat Forge Ltd.	51,384	578
	Mindtree Ltd.	45,360	549
	Havells India Ltd.	66,176	542
	Mahindra & Mahindra Financial Services Ltd.	74,030	539
	Marico Ltd.	110,755	538
	Britannia Industries Ltd.	7,294	537
*	Bharat Financial Inclusion Ltd.	32,231	532
*	Jindal Steel & Power Ltd.	120,970	505
	Container Corp. Of India Ltd.	22,250	486
	Rajesh Exports Ltd.	37,342	482
	Pidilite Industries Ltd.	33,072	466
	Apollo Hospitals Enterprise Ltd.	25,238	461
	Page Industries Ltd.	1,358	458
	NMDC Ltd.	203,655	449
*	Tata Motors Ltd. Class A	126,659	446
	DLF Ltd.	112,856	443
	Siemens Ltd.	21,549	440
	IDFC Bank Ltd.	491,432	438
	Rural Electrification Corp. Ltd.	177,160	433
	Dewan Housing Finance Corp. Ltd.	46,759	427
2	ICICI Prudential Life Insurance Co. Ltd.	66,447	424
	Divi's Laboratories Ltd.	25,570	418
	Crompton Greaves Consumer Electricals Ltd.	106,481	417
	Colgate-Palmolive India Ltd.	23,624	416
	Cadila Healthcare Ltd.	61,802	413
	Biocon Ltd.	42,328	408
	Edelweiss Financial Services Ltd.	92,416	407
	State Bank of India	81,983	403
	Mphasis Ltd.	27,839	392
	TVS Motor Co. Ltd.	35,146	384
	Bharat Heavy Electricals Ltd.	243,496	383
*	Steel Authority of India Ltd.	268,026	374
	Info Edge India Ltd.	17,176	365
	Alkem Laboratories Ltd.	10,482	362
	Glenmark Pharmaceuticals Ltd.	38,015	362
	Natco Pharma Ltd.	23,911	356
	MRF Ltd.	331	354
	Jubilant Foodworks Ltd.	11,022	354
*	Punjab National Bank	128,046	344
	Oracle Financial Services Software Ltd.	5,219	343
	Tata Power Co. Ltd.	243,302	340
	CESC Ltd.	20,476	339
	Power Finance Corp. Ltd.	183,340	336
*,2 Avenue Supermarts Ltd.		17,732	329
	ACC Ltd.	12,109	326
	Bajaj Holdings & Investment Ltd.	7,375	325
	Sun TV Network Ltd.	20,137	324
	Voltas Ltd.	34,114	324
	L&T Finance Holdings Ltd.	116,831	316
	Hindustan Zinc Ltd.	64,711	315
	Adani Enterprises Ltd.	91,233	305

NHPC Ltd.	656,926	304
PC Jeweller Ltd.	39,296	300
Bank of Baroda	120,949	298
ABB India Ltd.	11,390	296
GlaxoSmithKline Consumer Healthcare Ltd.	2,792	292
United Breweries Ltd.	16,015	288
Apollo Tyres Ltd.	71,220	285
* Indiabulls Real Estate Ltd.	83,885	284
Kansai Nerolac Paints Ltd.	35,036	280
Balkrishna Industries Ltd.	15,622	280
Tata Global Beverages Ltd.	61,078	278
Oil India Ltd.	48,939	276
2 InterGlobe Aviation Ltd.	14,413	275
KRBL Ltd.	28,058	271
* Future Retail Ltd.	30,394	266
Indian Hotels Co. Ltd.	120,366	261
* Max Financial Services Ltd.	30,805	258
NBCC India Ltd.	72,674	258
Kajaria Ceramics Ltd.	25,055	249
Berger Paints India Ltd.	62,801	247
Gillette India Ltd.	2,396	247
Jubilant Life Sciences Ltd.	17,164	246
Manappuram Finance Ltd.	139,248	242
Bharat Electronics Ltd.	91,014	242
NCC Ltd.	124,641	239
Jain Irrigation Systems Ltd.	108,444	238
Reliance Infrastructure Ltd.	30,091	234
* Sun Pharma Advanced Research Co. Ltd.	32,065	228
Arvind Ltd.	35,132	228
AIA Engineering Ltd.	9,421	227
* Indraprastha Gas Ltd.	47,090	225
Reliance Capital Ltd.	29,023	223
GRUH Finance Ltd.	23,649	217
* Suzlon Energy Ltd.	946,139	217
Muthoot Finance Ltd.	32,648	213
Emami Ltd.	12,037	212
PI Industries Ltd.	14,988	209
Ramco Cements Ltd.	17,456	208
Escorts Ltd.	16,201	206
Dalmia Bharat Ltd.	4,462	206
* Fortis Healthcare Ltd.	93,804	205
Hexaware Technologies Ltd.	33,864	203
* CG Power and Industrial Solutions Ltd.	141,656	202
Oberoi Realty Ltd.	23,982	199
JSW Energy Ltd.	144,094	198
Petronet LNG Ltd.	49,296	197
Whirlpool of India Ltd.	8,466	197
* GMR Infrastructure Ltd.	570,405	195
Cummins India Ltd.	13,668	194
Coromandel International Ltd.	21,928	191
* Adani Transmission Ltd.	57,777	189
IRB Infrastructure Developers Ltd.	48,800	185
Engineers India Ltd.	65,466	183
* TI Financial Holdings Ltd.	16,493	179
Ceat Ltd.	6,232	178
Care Ratings Ltd.	8,295	177
Torrent Pharmaceuticals Ltd.	8,262	177

	Canara Bank	32,748	175
*	Godrej Properties Ltd.	13,999	175
	Gujarat Gas Ltd.	13,314	175
	Tata Communications Ltd.	17,873	172
	Supreme Industries Ltd.	8,322	170
	Indian Bank	29,873	170
	Gujarat State Petronet Ltd.	53,161	169
*	Bank of India	68,499	169
	Prestige Estates Projects Ltd.	32,922	166
	South Indian Bank Ltd.	343,838	163
	Century Textiles & Industries Ltd.	7,450	162
	Karur Vysya Bank Ltd.	91,768	160
	Cholamandalam Investment and Finance Co. Ltd.	7,762	157
	WABCO India Ltd.	1,338	156
	Persistent Systems Ltd.	12,422	154
	Pfizer Ltd.	4,184	153
	National Aluminium Co. Ltd.	129,187	153
	Sundaram Finance Ltd.	5,136	152
*,2 AU Small Finance Bank Ltd.		14,629	151
	Sadbhav Engineering Ltd.	23,338	149
	Repco Home Finance Ltd.	15,230	149
	Blue Dart Express Ltd.	2,017	148
	Symphony Ltd.	5,172	148
*	Adani Power Ltd.	255,923	147
*	Housing Development & Infrastructure Ltd.	162,170	147
	Exide Industries Ltd.	40,848	143
	Jindal Saw Ltd.	61,019	143
	Castrol India Ltd.	48,912	142
	Bayer CropScience Ltd.	1,959	140
*	IDBI Bank Ltd.	147,071	140
	PVR Ltd.	6,051	139
	Godrej Industries Ltd.	14,509	138
	Raymond Ltd.	8,316	137
	Sanofi India Ltd.	1,742	137
*	Just Dial Ltd.	16,622	135
*	Reliance Power Ltd.	185,943	134
*	TV18 Broadcast Ltd.	137,341	133
	JM Financial Ltd.	51,633	132
	Bajaj Corp. Ltd.	16,912	131
	Karnataka Bank Ltd.	55,925	129
	Srei Infrastructure Finance Ltd.	85,989	129
	GE T&D India Ltd.	18,902	128
	PTC India Ltd.	76,646	127
	eClerx Services Ltd.	5,358	127
	Ajanta Pharma Ltd.	5,388	123
	GlaxoSmithKline Pharmaceuticals Ltd.	3,063	118
*	Jammu & Kashmir Bank Ltd.	100,097	117
*	Union Bank of India	53,892	115
*	Syndicate Bank	101,228	115
*	Reliance Communications Ltd.	245,174	113
	Strides Shasun Ltd.	9,442	113
	Motilal Oswal Financial Services Ltd.	5,540	112
*	IFCI Ltd.	247,622	111
	Redington India Ltd.	38,482	108
	Vijaya Bank	106,806	107
	Amara Raja Batteries Ltd.	8,322	106
*	Jaiprakash Associates Ltd.	332,131	105

McLeod Russel India Ltd.	39,170	105
Torrent Power Ltd.	23,118	104
Mahanagar Gas Ltd.	6,429	103
* Equitas Holdings Ltd.	44,263	103
Balrampur Chini Mills Ltd.	53,447	102
* Andhra Bank	123,225	102
Cox & Kings Ltd.	25,906	101
Ipca Laboratories Ltd.	11,247	101
Gujarat Pipavav Port Ltd.	44,750	101
Varun Beverages Ltd.	9,232	100
KPIT Technologies Ltd.	30,090	100
Thermax Ltd.	5,117	100
2 Laurus Labs Ltd.	12,108	98
* Shree Renuka Sugars Ltd.	404,761	98
Welspun India Ltd.	88,190	96
Kaveri Seed Co. Ltd.	11,523	93
Mangalore Refinery & Petrochemicals Ltd.	45,416	92
IDFC Ltd.	103,749	92
Gujarat Fluorochemicals Ltd.	6,978	91
* Aditya Birla Fashion and Retail Ltd.	35,555	91
Welspun Corp. Ltd.	36,272	91
* Central Bank of India	79,029	91
2 Syngene International Ltd.	9,331	88
* Thomas Cook India Ltd.	23,781	88
* Allahabad Bank	81,980	86
ICICI Bank Ltd. ADR	7,657	84
* Oriental Bank of Commerce	45,611	83
SRF Ltd.	2,950	83
Chambal Fertilizers and Chemicals Ltd.	32,741	82
Alembic Pharmaceuticals Ltd.	8,754	78
VA Tech Wabag Ltd.	8,071	77
* Jet Airways India Ltd.	5,987	71
Gateway Distriparks Ltd.	19,308	70
* Shipping Corp. of India Ltd.	52,970	67
Great Eastern Shipping Co. Ltd.	10,667	67
India Cements Ltd.	24,791	65
* Wockhardt Ltd.	5,121	65
* Hindustan Construction Co. Ltd.	103,619	64
* RattanIndia Power Ltd.	553,078	62
* Mahindra CIE Automotive Ltd.	17,526	61
Sobha Ltd.	6,672	60
* Dish TV India Ltd.	50,292	59
Gujarat Mineral Development Corp. Ltd.	24,509	56
Marksans Pharma Ltd.	86,069	54
GE Power India Ltd.	3,629	53
2 Dr Lal PathLabs Ltd.	3,618	51
Radico Khaitan Ltd.	8,653	49
Sintex Industries Ltd.	128,392	47
* Sintex Plastics Technology Ltd.	37,537	43
* Reliance Home Finance Ltd.	29,023	36
Multi Commodity Exchange of India Ltd.	2,593	32
* Bajaj Hindusthan Sugar Ltd.	139,539	31
* Corp Bank	49,046	30
* Tata Steel Ltd. Rights Exp. 02/28/2018	9,433	29
* Unitech Ltd.	198,930	26
* Rolta India Ltd.	18,714	20
Tube Investments of India Ltd.	4,527	19

*	DEN Networks Ltd.	10,752	19
*	Videocon Industries Ltd.	54,258	16
*	Indian Overseas Bank	27,269	10
*,2 ICICI Lombard General Insurance Co. Ltd.		739	9
*	UCO Bank	17,873	9
*	Amtek Auto Ltd.	19,970	8
*	Piramal Enterprises Ltd. Rights	961	5
*	Tata Steel Ltd. Rights Exp. 02/28/2018	4,716	1
*,3 Praxis Home Retail Ltd.		1,519	—
	Kotak Mahindra Bank Ltd.	19	—
			188,008
Indonesia (0.2%)
	Bank Central Asia Tbk PT	2,841,288	4,824
	Bank Rakyat Indonesia Persero Tbk PT	16,019,490	4,430
	Telekomunikasi Indonesia Persero Tbk PT	14,074,840	4,194
	Astra International Tbk PT	6,217,030	3,943
	Bank Mandiri Persero Tbk PT	5,113,532	3,109
	Bank Negara Indonesia Persero Tbk PT	2,089,130	1,467
	Unilever Indonesia Tbk PT	306,300	1,244
	United Tractors Tbk PT	419,460	1,216
	Hanjaya Mandala Sampoerna Tbk PT	2,406,600	880
	Gudang Garam Tbk PT	133,400	808
	Adaro Energy Tbk PT	3,993,500	731
	Indofood Sukses Makmur Tbk PT	1,223,800	708
	Semen Indonesia Persero Tbk PT	841,500	699
	Kalbe Farma Tbk PT	5,484,900	681
	Indocement Tunggal Prakarsa Tbk PT	396,900	646
	Perusahaan Gas Negara Persero Tbk PT	3,037,400	592
	Matahari Department Store Tbk PT	678,300	564
	Charoen Pokphand Indonesia Tbk PT	2,146,700	553
	Bank Danamon Indonesia Tbk PT	866,000	462
	Indofood CBP Sukses Makmur Tbk PT	699,300	456
	Pakuwon Jati Tbk PT	7,083,400	375
	Ciputra Development Tbk PT	3,585,330	364
	Surya Citra Media Tbk PT	1,789,200	359
	Bukit Asam Persero Tbk PT	1,246,200	316
	Jasa Marga Persero Tbk PT	677,017	288
	Bank Tabungan Negara Persero Tbk PT	1,034,500	283
	Waskita Karya Persero Tbk PT	1,299,774	275
	Bumi Serpong Damai Tbk PT	1,980,200	269
	Indo Tambangraya Megah Tbk PT	108,800	246
	Summarecon Agung Tbk PT	2,915,900	244
*	Medco Energi Internasional Tbk PT	2,538,166	235
	Tower Bersama Infrastructure Tbk PT	477,300	219
	Lippo Karawaci Tbk PT	5,076,000	209
	Japfa Comfeed Indonesia Tbk PT	1,879,800	205
*	XL Axiata Tbk PT	890,300	199
	Semen Baturaja Persero TBK PT	648,400	179
*	Aneka Tambang Persero Tbk PT	2,541,300	173
	AKR Corporindo Tbk PT	359,800	167
	Ace Hardware Indonesia Tbk PT	1,449,000	146
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	140
	Mitra Adiperkasa Tbk PT	240,500	131
	PP Persero Tbk PT	528,300	123
	Media Nusantara Citra Tbk PT	1,051,100	120
*	Vale Indonesia Tbk PT	414,700	116
	Kawasan Industri Jababeka Tbk PT	5,172,557	115

	Ramayana Lestari Sentosa Tbk PT	1,190,900	104
	Link Net Tbk PT	246,700	100
	Wijaya Karya Persero Tbk PT	623,745	97
	Astra Agro Lestari Tbk PT	82,055	80
	Alam Sutera Realty Tbk PT	2,431,200	71
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	71
*	Panin Financial Tbk PT	3,164,200	71
	Global Mediacom Tbk PT	1,211,000	68
	Wijaya Karya Beton Tbk PT	1,298,600	58
	Adhi Karya Persero Tbk PT	348,200	58
	Gajah Tunggal Tbk PT	720,000	46
	Timah Tbk PT	473,400	37
	Intiland Development Tbk PT	1,328,600	36
*	Eagle High Plantations Tbk PT	2,054,500	35
*	Krakatau Steel Persero Tbk PT	810,647	31
	Surya Semesta Internusa Tbk PT	704,600	31
*	Matahari Putra Prima Tbk PT	838,300	30
*	Siloam International Hospitals Tbk PT	43,483	29
	Agung Podomoro Land Tbk PT	1,547,500	27
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	22
*	Tiga Pilar Sejahtera Food Tbk	480,600	19
*	Lippo Cikarang Tbk PT	69,300	18
*,3 Berlian Laju Tanker Tbk PT		968,000	14
	BISI International Tbk PT	92,500	12
*	Medco Energi Internasional Tbk PT Warrants	256,166	12
			38,880
Ireland (0.1%)
	Kerry Group plc Class A	45,192	4,816
*	Bank of Ireland Group plc	251,902	2,460
	Kingspan Group plc	41,645	1,921
*	ICON plc	15,500	1,697
*	AIB Group plc	195,018	1,364
	Glanbia plc	55,659	952
*,^ Prothena Corp. plc		11,900	497
	Green REIT plc	192,362	382
	Hibernia REIT plc	186,006	354
	Irish Continental Group plc	49,543	351
	C&C Group plc	91,201	342
	Origin Enterprises plc	40,317	303
*	Permanent TSB Group Holdings plc	26,375	70
*	Ryanair Holdings plc ADR	23	3
*,3 Irish Bank Resolution Corp. Ltd.		14,385	—
			15,512
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	267,742	5,467
	Bank Leumi Le-Israel BM	399,592	2,453
	Bank Hapoalim BM	285,567	2,134
	Nice Ltd.	16,073	1,463
	Frutarom Industries Ltd.	10,591	1,104
	Elbit Systems Ltd.	6,314	954
	Bezeq The Israeli Telecommunication Corp. Ltd.	573,681	946
*	Israel Discount Bank Ltd. Class A	311,734	933
*	Tower Semiconductor Ltd.	25,792	899
*	Mellanox Technologies Ltd.	12,739	827
	Israel Chemicals Ltd.	194,596	819
	Mizrahi Tefahot Bank Ltd.	34,394	669

* Mazor Robotics Ltd.	14,328	471
Azrieli Group Ltd.	7,943	432
First International Bank Of Israel Ltd.	14,322	323
* Paz Oil Co. Ltd.	1,815	313
Harel Insurance Investments & Financial Services Ltd.	36,575	302
Alony Hetz Properties & Investments Ltd.	26,745	281
Strauss Group Ltd.	11,068	250
Gazit-Globe Ltd.	23,638	247
Reit 1 Ltd.	52,803	241
Amot Investments Ltd.	39,544	236
* Airport City Ltd.	16,888	217
* Kenon Holdings Ltd.	7,096	212
* Cellcom Israel Ltd. (Registered)	21,946	205
* Nova Measuring Instruments Ltd.	7,371	200
IDI Insurance Co. Ltd.	2,463	178
Delek Group Ltd.	997	175
Shufersal Ltd.	23,960	172
Shikun & Binui Ltd.	70,237	172
Oil Refineries Ltd.	346,880	164
* Clal Insurance Enterprises Holdings Ltd.	8,378	163
* Jerusalem Economy Ltd.	55,259	156
* Jerusalem Oil Exploration	2,482	154
* Israel Corp. Ltd.	774	149
Electra Ltd.	555	148
* Partner Communications Co. Ltd.	25,426	144
* Brack Capital Properties NV	1,128	134
Melisron Ltd.	2,819	126
Delta-Galil Industries Ltd.	3,081	109
Bayside Land Corp.	210	106
Big Shopping Centers Ltd.	1,527	103
* Phoenix Holdings Ltd.	16,138	101
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	98
Matrix IT Ltd.	8,201	97
Sella Capital Real Estate Ltd.	44,991	96
Naphtha Israel Petroleum Corp. Ltd.	11,590	78
Delek Automotive Systems Ltd.	9,988	78
Menora Mivtachim Holdings Ltd.	4,821	70
Norstar Holdings Inc.	3,315	65
* Gilat Satellite Networks Ltd.	7,449	62
* B Communications Ltd.	3,139	60
* Africa Israel Properties Ltd.	2,364	59
Migdal Insurance & Financial Holding Ltd.	47,854	57
Formula Systems 1985 Ltd.	1,047	45
* Kamada Ltd.	5,171	29
* Allot Communications Ltd.	4,912	25
* Ceragon Networks Ltd.	6,042	13
* AudioCodes Ltd.	1,391	11
* Evogene Ltd.	2,628	10
		26,005
Italy (0.9%)
Intesa Sanpaolo SPA (Registered)	3,881,670	15,252
Enel SPA	2,239,376	14,237
* UniCredit SPA	643,877	14,196
Eni SPA	713,955	12,853
* Fiat Chrysler Automobiles NV	317,788	7,681
Assicurazioni Generali SPA	384,992	7,638
Atlantia SPA	162,456	5,377

	CNH Industrial NV	309,599	4,578
	Ferrari NV	37,301	4,450
	Snam SPA	764,276	3,718
*	Telecom Italia SPA (Registered)	3,356,976	3,021
	Luxottica Group SPA	44,066	2,833
	Terna Rete Elettrica Nazionale SPA	390,056	2,350
	EXOR NV	30,291	2,342
	Prysmian SPA	60,119	2,115
	Mediobanca Banca di Credito Finanziario SPA	161,650	1,966
*	Banco BPM SPA	417,813	1,590
	Moncler SPA	46,429	1,530
	Unione di Banche Italiane SPA	282,782	1,466
	FinecoBank Banca Fineco SPA	113,470	1,411
	Leonardo SPA	110,844	1,338
	Recordati SPA	26,668	1,214
	Davide Campari-Milano SPA	151,551	1,207
	Telecom Italia SPA (Bearer)	1,569,432	1,200
2	Poste Italiane SPA	137,550	1,138
	Intesa Sanpaolo SPA	284,614	1,086
*,2 Pirelli & C SPA		110,372	1,063
	Tenaris SA	54,450	951
	Unipol Gruppo SPA	156,783	865
	Interpump Group SPA	23,147	834
*,^ Yoox Net-A-Porter Group SPA		17,302	813
	Italgas SPA	130,650	807
	BPER Banca	138,170	806
	A2A SPA	416,111	800
*	Saipem SPA	169,234	794
	Azimut Holding SPA	34,415	784
	Hera SPA	214,052	782
	Cerved Information Solutions SPA	53,820	759
	UnipolSai Assicurazioni SPA	258,558	668
*	Brembo SPA	41,072	663
	Banca Mediolanum SPA	66,757	655
	Banca Popolare di Sondrio SCPA	156,731	633
	DiaSorin SPA	6,508	630
	De' Longhi SPA	17,720	596
2	Anima Holding SPA	68,995	579
	Banca Generali SPA	15,105	566
	Societa Cattolica di Assicurazioni SC	45,070	561
	Amplifon SPA	31,378	558
	Buzzi Unicem SPA	18,356	539
	Autogrill SPA	36,501	508
2	OVS SPA	63,114	467
2	Enav SPA	86,759	454
	Iren SPA	136,998	443
2	Infrastrutture Wireless Italiane SPA	60,570	438
*,^ Mediaset SPA		104,006	414
	Societa Iniziative Autostradali e Servizi SPA	21,961	414
	MARR SPA	14,661	406
^	Salvatore Ferragamo SPA	13,689	386
	Industria Macchine Automatiche SPA	4,004	350
	Tod's SPA	4,506	340
*	Reply SPA	5,184	337
	Brunello Cucinelli SPA	9,797	328
*	LivaNova plc	3,590	307
	Banca IFIS SPA	6,213	296

	ASTM SPA	10,810	293
	Saras SPA	129,276	282
	Ei Towers SPA	4,587	280
2	Technogym SPA	24,840	272
	ERG SPA	11,221	233
	Credito Emiliano SPA	23,562	228
*	Fincantieri SPA	123,712	221
	ACEA SPA	11,236	217
	Beni Stabili SpA SIIQ	229,643	213
2	RAI Way SPA	33,424	205
	Buzzi Unicem SPA Savings Shares	11,877	200
	Piaggio & C SPA	59,240	179
*,2 doBank SPA		11,175	179
	Datalogic SPA	4,466	178
*,2 Banca Farmafactoring SPA		20,838	168
	Salini Impregilo SPA	41,504	167
	Danieli & C Officine Meccaniche SPA	5,775	165
	Parmalat SPA	42,053	163
	Immobiliare Grande Distribuzione SIIQ SPA	135,706	159
^	Maire Tecnimont SPA	28,657	149
*	Italmobiliare SPA	4,572	140
	Zignago Vetro SPA	13,478	136
	Danieli & C Officine Meccaniche SPA Savings Shares	6,539	129
	CIR-Compagnie Industriali Riunite SPA	86,471	125
*,^ Juventus Football Club SPA		113,088	115
^	Astaldi SPA	31,595	108
	Cementir Holding SPA	10,694	100
	Cairo Communication SPA	15,486	72
*	Credito Valtellinese SPA	5,347	71
*	Arnoldo Mondadori Editore SPA	24,213	68
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	44
	Geox SPA	10,796	37
	Cofide SPA	48,461	35
	Esprinet SPA	4,334	24
*	Safilo Group SPA	3,221	19
*	GEDI Gruppo Editoriale SPA	22,298	18
	Biesse SPA	260	15
*	Banca Carige SPA	1,082,570	12
*	Unicredit SpA Rights Exp. 02/20/2018	632,450	3
			145,803
Japan (8.3%)
	Toyota Motor Corp.	744,294	51,280
	Mitsubishi UFJ Financial Group Inc.	3,711,760	28,066
	SoftBank Group Corp.	246,460	20,478
	Honda Motor Co. Ltd.	514,341	18,139
	Sony Corp.	366,200	17,563
	Sumitomo Mitsui Financial Group Inc.	384,548	17,318
	Keyence Corp.	25,866	15,807
	FANUC Corp.	55,991	15,197
	Nintendo Co. Ltd.	30,946	14,016
	Mizuho Financial Group Inc.	7,311,807	13,861
	Shin-Etsu Chemical Co. Ltd.	116,577	13,338
	KDDI Corp.	518,400	13,156
	Takeda Pharmaceutical Co. Ltd.	224,338	13,140
	Canon Inc.	296,000	11,810
	Japan Tobacco Inc.	343,582	11,386
	Nidec Corp.	67,806	10,913

Hitachi Ltd.	1,348,688	10,762
East Japan Railway Co.	107,295	10,710
Mitsubishi Electric Corp.	580,670	10,687
Mitsubishi Corp.	376,800	10,560
Komatsu Ltd.	265,490	10,434
Central Japan Railway Co.	52,947	10,058
Kao Corp.	142,848	9,926
Seven & i Holdings Co. Ltd.	233,200	9,622
Daikin Industries Ltd.	79,579	9,602
Tokio Marine Holdings Inc.	202,968	9,597
Nippon Telegraph & Telephone Corp.	193,200	9,251
Panasonic Corp.	620,789	9,217
NTT DOCOMO Inc.	368,248	9,150
Mitsui & Co. Ltd.	510,200	8,977
Denso Corp.	140,700	8,845
Bridgestone Corp.	179,364	8,754
Tokyo Electron Ltd.	46,300	8,734
Recruit Holdings Co. Ltd.	344,810	8,421
ITOCHU Corp.	423,900	8,341
Murata Manufacturing Co. Ltd.	55,173	8,159
SMC Corp.	16,400	8,082
Astellas Pharma Inc.	605,300	7,960
Daiwa House Industry Co. Ltd.	193,900	7,680
Mitsui Fudosan Co. Ltd.	279,300	7,356
ORIX Corp.	387,560	7,260
Daiichi Sankyo Co. Ltd.	209,600	7,037
Dai-ichi Life Holdings Inc.	329,200	6,942
Suzuki Motor Corp.	119,781	6,880
Kubota Corp.	334,200	6,830
Mitsubishi Estate Co. Ltd.	347,991	6,694
Fast Retailing Co. Ltd.	14,600	6,535
Nomura Holdings Inc.	986,700	6,442
JXTG Holdings Inc.	960,207	6,393
Kirin Holdings Co. Ltd.	253,400	6,348
Kyocera Corp.	93,500	6,242
Sumitomo Corp.	358,900	6,206
Nippon Steel & Sumitomo Metal Corp.	238,074	6,076
Nissan Motor Co. Ltd.	560,001	5,999
Subaru Corp.	180,100	5,999
Otsuka Holdings Co. Ltd.	134,400	5,970
Asahi Group Holdings Ltd.	116,300	5,876
Shiseido Co. Ltd.	113,700	5,839
Oriental Land Co. Ltd.	59,000	5,767
Hoya Corp.	110,400	5,670
Eisai Co. Ltd.	93,600	5,327
Shionogi & Co. Ltd.	94,300	5,220
Sumitomo Mitsui Trust Holdings Inc.	121,746	5,069
MS&AD Insurance Group Holdings Inc.	146,486	5,004
Asahi Kasei Corp.	380,800	4,996
Terumo Corp.	99,700	4,880
Secom Co. Ltd.	63,400	4,859
Sumitomo Realty & Development Co. Ltd.	121,846	4,701
Toray Industries Inc.	470,000	4,689
Japan Post Holdings Co. Ltd.	384,715	4,599
West Japan Railway Co.	60,600	4,558
FUJIFILM Holdings Corp.	117,500	4,529
Nitto Denko Corp.	49,100	4,511

Fujitsu Ltd.	609,406	4,500
Mitsubishi Chemical Holdings Corp.	400,884	4,372
Resona Holdings Inc.	700,706	4,243
Sompo Holdings Inc.	104,775	4,207
Sumitomo Electric Industries Ltd.	241,300	4,130
Daito Trust Construction Co. Ltd.	23,252	4,075
Mitsubishi Heavy Industries Ltd.	93,887	3,543
JFE Holdings Inc.	145,800	3,466
Omron Corp.	54,200	3,397
Nitori Holdings Co. Ltd.	21,100	3,367
Daiwa Securities Group Inc.	461,000	3,319
Aeon Co. Ltd.	192,800	3,292
Inpex Corp.	251,400	3,279
Marubeni Corp.	430,628	3,239
Chugai Pharmaceutical Co. Ltd.	61,000	3,224
MEIJI Holdings Co. Ltd.	38,234	3,207
* Toshiba Corp.	1,120,000	3,205
Sysmex Corp.	40,634	3,199
Shimano Inc.	22,300	3,196
Makita Corp.	67,100	3,170
Sumitomo Metal Mining Co. Ltd.	67,500	3,169
Yaskawa Electric Corp.	60,963	3,155
Ono Pharmaceutical Co. Ltd.	125,700	3,106
Olympus Corp.	79,800	3,074
Taisei Corp.	59,903	3,057
TDK Corp.	33,000	3,055
Sumitomo Chemical Co. Ltd.	414,492	3,050
Toyota Industries Corp.	45,300	2,961
^ Sekisui House Ltd.	160,400	2,947
Aisin Seiki Co. Ltd.	49,700	2,909
Kansai Electric Power Co. Inc.	230,500	2,872
Dentsu Inc.	63,149	2,833
Tokyo Gas Co. Ltd.	118,600	2,830
Unicharm Corp.	105,400	2,823
Kajima Corp.	283,000	2,810
T&D Holdings Inc.	155,800	2,794
MINEBEA MITSUMI Inc.	121,784	2,772
Rohm Co. Ltd.	25,100	2,765
Ajinomoto Co. Inc.	144,500	2,749
Japan Exchange Group Inc.	148,200	2,676
Isuzu Motors Ltd.	155,520	2,634
Yamaha Motor Co. Ltd.	77,600	2,593
Toyota Tsusho Corp.	63,000	2,560
Hankyu Hanshin Holdings Inc.	63,000	2,545
Yamato Holdings Co. Ltd.	97,900	2,528
Chubu Electric Power Co. Inc.	198,970	2,507
Yakult Honsha Co. Ltd.	29,400	2,468
Asahi Glass Co. Ltd.	54,600	2,404
TOTO Ltd.	40,800	2,343
Obayashi Corp.	193,000	2,330
Tokyu Corp.	137,000	2,298
Koito Manufacturing Co. Ltd.	32,500	2,296
MISUMI Group Inc.	75,000	2,271
Mazda Motor Corp.	157,200	2,214
Osaka Gas Co. Ltd.	110,800	2,204
Ryohin Keikaku Co. Ltd.	6,507	2,176
NSK Ltd.	130,200	2,159

	NTT Data Corp.	178,600	2,108
	LIXIL Group Corp.	74,300	2,094
	M3 Inc.	56,869	2,085
	Yamaha Corp.	50,400	2,084
	NEC Corp.	68,100	2,059
	Kintetsu Group Holdings Co. Ltd.	51,900	2,055
	Tosoh Corp.	87,090	2,005
	Kikkoman Corp.	48,050	1,995
*	Nexon Co. Ltd.	59,112	1,975
	Concordia Financial Group Ltd.	322,979	1,969
	Rakuten Inc.	217,600	1,969
	Shimadzu Corp.	76,800	1,951
	Sekisui Chemical Co. Ltd.	102,000	1,950
	Tobu Railway Co. Ltd.	57,800	1,949
	Odakyu Electric Railway Co. Ltd.	88,000	1,944
	Ricoh Co. Ltd.	193,500	1,907
	Don Quijote Holdings Co. Ltd.	33,700	1,867
	Nikon Corp.	95,700	1,866
	Seiko Epson Corp.	75,500	1,839
	Dai Nippon Printing Co. Ltd.	82,000	1,834
	Disco Corp.	7,700	1,816
	Kuraray Co. Ltd.	96,100	1,805
	Yahoo Japan Corp.	370,200	1,786
*	Tokyo Electric Power Co. Holdings Inc.	437,900	1,778
	Tohoku Electric Power Co. Inc.	137,300	1,777
	Daifuku Co. Ltd.	26,300	1,771
	Trend Micro Inc.	32,600	1,765
	SUMCO Corp.	64,626	1,759
	Bandai Namco Holdings Inc.	53,600	1,754
	Kawasaki Heavy Industries Ltd.	42,100	1,743
	Brother Industries Ltd.	67,100	1,724
	Suntory Beverage & Food Ltd.	35,800	1,717
	Shimizu Corp.	164,300	1,690
	Santen Pharmaceutical Co. Ltd.	103,800	1,685
	Stanley Electric Co. Ltd.	41,100	1,673
	Oji Holdings Corp.	242,000	1,663
	Mitsui Chemicals Inc.	52,200	1,646
*	Renesas Electronics Corp.	136,600	1,610
	Showa Denko KK	34,500	1,605
	Keio Corp.	33,500	1,595
	Nissan Chemical Industries Ltd.	38,900	1,591
	NGK Insulators Ltd.	77,500	1,586
	Taiheiyo Cement Corp.	37,100	1,574
	Konami Holdings Corp.	27,100	1,562
	Start Today Co. Ltd.	52,700	1,557
	Nippon Paint Holdings Co. Ltd.	43,000	1,546
	FamilyMart UNY Holdings Co. Ltd.	22,871	1,538
*,^ Sharp Corp.		41,031	1,536
	Chiba Bank Ltd.	175,000	1,523
	Nabtesco Corp.	32,000	1,522
	Idemitsu Kosan Co. Ltd.	40,300	1,513
	Shizuoka Bank Ltd.	141,000	1,508
	Yokogawa Electric Corp.	69,800	1,489
	Fuji Electric Co. Ltd.	179,388	1,481
	Japan Post Bank Co. Ltd.	108,535	1,469
	Nissin Foods Holdings Co. Ltd.	19,600	1,454
	Obic Co. Ltd.	18,600	1,454

Alps Electric Co. Ltd.	50,300	1,454
Mitsubishi Gas Chemical Co. Inc.	51,100	1,448
Tsuruha Holdings Inc.	10,300	1,438
Keikyu Corp.	72,600	1,435
Nippon Express Co. Ltd.	19,900	1,434
Kyushu Railway Co.	44,424	1,429
SBI Holdings Inc.	58,740	1,428
Relo Group Inc.	47,629	1,414
Nisshin Seifun Group Inc.	69,720	1,402
Sumitomo Heavy Industries Ltd.	30,200	1,385
JGC Corp.	62,900	1,367
Hoshizaki Corp.	14,382	1,364
Hisamitsu Pharmaceutical Co. Inc.	19,900	1,364
Kyushu Electric Power Co. Inc.	123,900	1,362
NH Foods Ltd.	56,000	1,349
Kansai Paint Co. Ltd.	53,800	1,331
Kose Corp.	7,700	1,330
NGK Spark Plug Co. Ltd.	50,200	1,329
USS Co. Ltd.	59,100	1,324
Nagoya Railroad Co. Ltd.	50,100	1,323
Kyowa Hakko Kirin Co. Ltd.	67,300	1,313
Toppan Printing Co. Ltd.	139,000	1,310
Lion Corp.	69,800	1,310
^ Yamada Denki Co. Ltd.	220,060	1,307
Konica Minolta Inc.	130,100	1,302
Nomura Research Institute Ltd.	28,123	1,298
Amada Holdings Co. Ltd.	87,100	1,296
Electric Power Development Co. Ltd.	45,400	1,294
Mitsubishi Motors Corp.	173,400	1,290
Hirose Electric Co. Ltd.	8,530	1,284
Hamamatsu Photonics KK	34,500	1,280
THK Co. Ltd.	30,500	1,274
Hitachi Construction Machinery Co. Ltd.	28,300	1,273
ANA Holdings Inc.	31,200	1,273
Mebuki Financial Group Inc.	278,650	1,272
Aozora Bank Ltd.	31,290	1,271
J Front Retailing Co. Ltd.	69,000	1,268
Keisei Electric Railway Co. Ltd.	37,200	1,263
Japan Airlines Co. Ltd.	33,400	1,262
Alfresa Holdings Corp.	51,700	1,258
Hulic Co. Ltd.	97,900	1,245
Mitsubishi Materials Corp.	33,334	1,241
Mitsubishi Tanabe Pharma Corp.	59,200	1,204
Coca-Cola Bottlers Japan Holdings Inc.	33,875	1,200
JSR Corp.	50,100	1,191
Isetan Mitsukoshi Holdings Ltd.	99,000	1,189
Otsuka Corp.	14,100	1,187
Seibu Holdings Inc.	59,188	1,186
Persol Holdings Co. Ltd.	47,200	1,179
Haseko Corp.	74,900	1,171
Pigeon Corp.	29,900	1,169
IHI Corp.	34,700	1,166
Tokyu Fudosan Holdings Corp.	145,186	1,150
Fukuoka Financial Group Inc.	195,000	1,135
CyberAgent Inc.	26,000	1,131
Advantest Corp.	52,389	1,120
Ebara Corp.	26,900	1,104

	Iida Group Holdings Co. Ltd.	55,455	1,101
	Bank of Kyoto Ltd.	19,400	1,093
	Kobayashi Pharmaceutical Co. Ltd.	16,400	1,086
	Sojitz Corp.	334,748	1,084
	JTEKT Corp.	60,300	1,083
*	Nippon Yusen KK	42,900	1,078
	Asahi Intecc Co. Ltd.	28,000	1,076
	Mitsui OSK Lines Ltd.	29,539	1,064
	Nippon Shinyaku Co. Ltd.	15,500	1,063
	Teijin Ltd.	47,400	1,051
	Marui Group Co. Ltd.	57,300	1,047
	Toho Co. Ltd. (Tokyo Shares)	30,600	1,038
	Hino Motors Ltd.	77,300	1,028
	Daicel Corp.	84,400	1,026
	SCREEN Holdings Co. Ltd.	11,700	1,020
	Sumitomo Rubber Industries Ltd.	52,272	1,018
	Hakuhodo DY Holdings Inc.	67,500	1,016
	Nihon M&A Center Inc.	16,800	1,002
	Taisho Pharmaceutical Holdings Co. Ltd.	12,200	994
	Toyo Suisan Kaisha Ltd.	24,100	981
	Keihan Holdings Co. Ltd.	30,800	976
	Square Enix Holdings Co. Ltd.	21,300	973
	Sohgo Security Services Co. Ltd.	17,800	968
	Kurita Water Industries Ltd.	29,400	965
	Suzuken Co. Ltd.	22,360	953
	Denka Co. Ltd.	23,800	951
	Suruga Bank Ltd.	46,500	943
	Casio Computer Co. Ltd.	60,900	927
	Rinnai Corp.	9,800	925
	Sony Financial Holdings Inc.	50,300	925
	Ulvac Inc.	13,800	925
	Ube Industries Ltd.	30,900	923
	Mabuchi Motor Co. Ltd.	15,500	922
	Nippon Electric Glass Co. Ltd.	22,100	914
	Tokyo Tatemono Co. Ltd.	56,600	913
*,^ PeptiDream Inc.		22,200	912
	Hikari Tsushin Inc.	6,200	904
	Furukawa Electric Co. Ltd.	16,300	896
	Hitachi High-Technologies Corp.	18,900	892
	DIC Corp.	22,500	890
	Matsumotokiyoshi Holdings Co. Ltd.	21,600	887
	Mitsui Mining & Smelting Co. Ltd.	15,600	876
	Lawson Inc.	12,800	868
	Kewpie Corp.	29,800	853
	Chugoku Electric Power Co. Inc.	76,900	852
	Air Water Inc.	39,100	839
*	Kobe Steel Ltd.	79,500	828
	Tokai Carbon Co. Ltd.	56,700	826
	Takashimaya Co. Ltd.	79,000	822
	Sega Sammy Holdings Inc.	58,500	819
	Asics Corp.	49,200	812
	Miura Co. Ltd.	28,400	811
	TIS Inc.	22,800	809
	Nifco Inc.	11,501	807
	Pola Orbis Holdings Inc.	20,500	803
	MediPal Holdings Corp.	41,000	800
	AEON Financial Service Co. Ltd.	31,600	791

Nichirei Corp.	29,400	789
Credit Saison Co. Ltd.	42,900	784
Azbil Corp.	16,800	783
Nankai Electric Railway Co. Ltd.	30,000	782
Fujikura Ltd.	79,400	781
Mitsubishi UFJ Lease & Finance Co. Ltd.	120,400	780
Sundrug Co. Ltd.	18,100	779
COMSYS Holdings Corp.	27,800	778
Topcon Corp.	30,500	777
Benesse Holdings Inc.	20,600	776
Nomura Real Estate Holdings Inc.	32,300	774
Ezaki Glico Co. Ltd.	15,100	771
Park24 Co. Ltd.	30,600	765
Sanwa Holdings Corp.	54,500	757
Izumi Co. Ltd.	11,900	756
Showa Shell Sekiyu KK	52,700	749
^ kagome co. ltd.	20,000	747
hiroshima bank ltd.	88,500	744
nok corp.	31,800	742
kyushu financial group inc.	123,470	742
gunma bank ltd.	121,200	733
hitachi chemical co. ltd.	28,600	733
Horiba Ltd.	11,300	729
Shimamura Co. Ltd.	6,200	729
Rohto Pharmaceutical Co. Ltd.	27,100	728
Shinsei Bank Ltd.	41,500	726
Seven Bank Ltd.	195,300	722
Hitachi Metals Ltd.	52,800	720
Topre Corp.	23,600	720
Toyo Seikan Group Holdings Ltd.	44,400	720
Yamaguchi Financial Group Inc.	61,000	717
Kaneka Corp.	77,000	717
Calbee Inc.	20,200	714
Oracle Corp. Japan	8,800	711
Yamazaki Baking Co. Ltd.	36,000	710
Toho Gas Co. Ltd.	23,800	699
Zenkoku Hosho Co. Ltd.	14,900	698
Aeon Mall Co. Ltd.	31,672	698
Kamigumi Co. Ltd.	31,500	693
Kyowa Exeo Corp.	26,700	693
Tokyo Century Corp.	12,800	693
Cosmo Energy Holdings Co. Ltd.	17,400	685
Tsumura & Co.	20,300	684
Chugoku Bank Ltd.	51,900	684
DeNA Co. Ltd.	31,400	682
NTN Corp.	132,000	681
Bic Camera Inc.	44,000	679
Sumitomo Dainippon Pharma Co. Ltd.	45,900	678
Pacific Industrial Co. Ltd.	44,500	677
Sankyu Inc.	14,500	677
House Foods Group Inc.	19,400	676
Yokohama Rubber Co. Ltd.	26,300	671
Miraca Holdings Inc.	14,600	667
Sawai Pharmaceutical Co. Ltd.	14,500	660
Hachijuni Bank Ltd.	109,900	653
Nippon Kayaku Co. Ltd.	44,000	650
Tokuyama Corp.	20,000	637

	Skylark Co. Ltd.	44,151	636
	Kinden Corp.	38,000	636
	Zeon Corp.	42,000	634
	Seino Holdings Co. Ltd.	37,900	630
	Leopalace21 Corp.	75,300	626
	Tadano Ltd.	35,700	625
	Morinaga & Co. Ltd.	11,900	618
	Kakaku.com Inc.	34,968	614
	Itochu Techno-Solutions Corp.	13,800	608
	Welcia Holdings Co. Ltd.	14,200	604
	Shima Seiki Manufacturing Ltd.	8,300	602
	Iyo Bank Ltd.	72,800	601
	Takara Holdings Inc.	48,500	599
	Toyo Tire & Rubber Co. Ltd.	28,000	598
	Citizen Watch Co. Ltd.	77,800	598
^	Ito En Ltd.	14,400	596
	Taiyo Nippon Sanso Corp.	38,200	594
	Nippon Shokubai Co. Ltd.	8,300	591
*,^ Kawasaki Kisen Kaisha Ltd.		22,101	588
	DMG Mori Co. Ltd.	25,600	586
	TS Tech Co. Ltd.	13,600	583
	Nishi-Nippon Railroad Co. Ltd.	20,800	581
	Nishi-Nippon Financial Holdings Inc.	44,000	578
	Glory Ltd.	14,700	576
	K's Holdings Corp.	20,584	575
	Sotetsu Holdings Inc.	20,800	575
	Daiichikosho Co. Ltd.	10,500	574
	OKUMA Corp.	8,300	573
	Nisshinbo Holdings Inc.	40,100	572
	Japan Steel Works Ltd.	18,000	565
	77 Bank Ltd.	21,400	562
	Toda Corp.	71,000	559
	Aoyama Trading Co. Ltd.	14,200	559
	GS Yuasa Corp.	103,000	555
	Sumitomo Forestry Co. Ltd.	32,200	555
	H2O Retailing Corp.	27,300	554
	MonotaRO Co. Ltd.	17,290	547
	Japan Airport Terminal Co. Ltd.	14,000	544
	Aica Kogyo Co. Ltd.	14,000	543
	Tokyo Ohka Kogyo Co. Ltd.	11,800	542
	Penta-Ocean Construction Co. Ltd.	69,800	539
	Nagase & Co. Ltd.	29,500	538
	Amano Corp.	19,700	535
	Tokyo Seimitsu Co. Ltd.	12,200	534
	Dowa Holdings Co. Ltd.	12,800	534
	Shimachu Co. Ltd.	16,100	531
	OSG Corp.	20,800	529
	Toyoda Gosei Co. Ltd.	19,600	522
	Sapporo Holdings Ltd.	17,300	522
	Nihon Kohden Corp.	22,000	519
	Sugi Holdings Co. Ltd.	9,700	517
	Taiyo Yuden Co. Ltd.	30,500	516
	Macnica Fuji Electronics Holdings Inc.	18,500	513
	NOF Corp.	19,000	511
	Hokuhoku Financial Group Inc.	34,000	511
	Daido Steel Co. Ltd.	8,600	509
*	SG Holdings Co. Ltd.	21,900	508

	ADEKA Corp.	28,500	506
	Shikoku Electric Power Co. Inc.	44,200	502
	Kyudenko Corp.	10,800	496
	Maruichi Steel Tube Ltd.	16,400	494
	Wacoal Holdings Corp.	16,000	492
	Nihon Parkerizing Co. Ltd.	28,000	487
	Morinaga Milk Industry Co. Ltd.	10,200	481
	Tokai Tokyo Financial Holdings Inc.	62,800	481
	NHK Spring Co. Ltd.	43,100	480
	Ushio Inc.	31,300	480
	SCSK Corp.	10,400	479
	Open House Co. Ltd.	8,100	476
	Outsourcing Inc.	25,000	474
	Mitsubishi Logistics Corp.	18,000	473
	Kenedix Inc.	73,400	468
	Maeda Corp.	34,000	467
	Sumitomo Osaka Cement Co. Ltd.	99,000	466
	Ain Holdings Inc.	7,600	465
	Cosmos Pharmaceutical Corp.	2,600	465
	Nippon Light Metal Holdings Co. Ltd.	157,600	465
*,^ Acom Co. Ltd.		105,800	463
	Kaken Pharmaceutical Co. Ltd.	8,800	461
	Ariake Japan Co. Ltd.	5,300	461
	Hanwa Co. Ltd.	9,400	459
	Nippon Paper Industries Co. Ltd.	23,600	449
	Anritsu Corp.	34,700	447
	Toyobo Co. Ltd.	23,400	447
	Japan Lifeline Co. Ltd.	17,600	446
	Sankyo Co. Ltd.	13,700	445
	Jafco Co. Ltd.	7,800	444
	Nippon Gas Co. Ltd.	10,500	443
	Nipro Corp.	28,800	443
	Fancl Corp.	14,000	440
	TechnoPro Holdings Inc.	8,000	439
	Resorttrust Inc.	18,400	439
	Kokuyo Co. Ltd.	23,500	437
	SHO-BOND Holdings Co. Ltd.	5,400	435
	CKD Corp.	16,000	434
	Japan Post Insurance Co. Ltd.	16,380	434
	Toagosei Co. Ltd.	33,500	434
	Capcom Co. Ltd.	11,300	432
^	Chiyoda Corp.	45,400	432
	Zensho Holdings Co. Ltd.	24,600	431
	San-In Godo Bank Ltd.	41,400	429
	NTT Urban Development Corp.	32,600	428
	PALTAC Corp.	9,600	426
	Hazama Ando Corp.	51,600	425
	Fuji Seal International Inc.	12,200	424
	Daishi Bank Ltd.	8,900	422
	Mitsui Engineering & Shipbuilding Co. Ltd.	23,300	416
^	Hokuriku Electric Power Co.	50,100	410
	Toyota Boshoku Corp.	19,100	410
	Rengo Co. Ltd.	50,500	410
	Fukuyama Transporting Co. Ltd.	10,600	409
	Fuji Machine Manufacturing Co. Ltd.	19,300	408
	Okumura Corp.	9,400	407
*	LINE Corp.	9,094	407

	Fuji Oil Holdings Inc.	13,200	403
	Kanematsu Corp.	29,400	402
	Nishimatsu Construction Co. Ltd.	14,100	401
	Nikkon Holdings Co. Ltd.	14,700	401
	Shochiku Co. Ltd.	2,700	401
	Hitachi Capital Corp.	14,500	400
	Lasertec Corp.	11,100	398
	Ibiden Co. Ltd.	25,500	398
	ABC-Mart Inc.	6,100	397
	Digital Garage Inc.	11,900	397
	Nichias Corp.	29,000	395
	Meitec Corp.	7,000	385
	KYB Corp.	5,900	385
	Toyo Ink SC Holdings Co. Ltd.	63,000	384
	Lintec Corp.	13,300	381
	Pilot Corp.	7,600	378
	Oki Electric Industry Co. Ltd.	25,900	377
^	GungHo Online Entertainment Inc.	130,700	377
	Fuyo General Lease Co. Ltd.	5,100	375
	Nihon Unisys Ltd.	17,700	373
	Sumitomo Bakelite Co. Ltd.	43,000	369
	Iriso Electronics Co. Ltd.	5,800	368
	Kotobuki Spirits Co. Ltd.	6,000	366
	Ship Healthcare Holdings Inc.	11,200	365
	Tsubakimoto Chain Co.	43,000	363
	Kureha Corp.	5,000	360
	Nachi-Fujikoshi Corp.	51,000	358
	GMO Payment Gateway Inc.	4,000	352
	Colowide Co. Ltd.	17,400	350
	NET One Systems Co. Ltd.	23,000	348
	Gunze Ltd.	5,600	348
^	Sanrio Co. Ltd.	19,892	342
	Canon Marketing Japan Inc.	12,400	341
	Shiga Bank Ltd.	63,000	340
	Nippon Suisan Kaisha Ltd.	63,300	338
	Round One Corp.	18,200	338
*,^ Aiful Corp.		92,800	337
	Mandom Corp.	9,400	336
	Inaba Denki Sangyo Co. Ltd.	7,100	335
	Maeda Road Construction Co. Ltd.	15,000	335
	United Arrows Ltd.	7,600	334
	Senshu Ikeda Holdings Inc.	86,400	333
	Tomy Co. Ltd.	21,700	328
^	FP Corp.	6,200	328
	Okamura Corp.	23,400	327
	Daiseki Co. Ltd.	10,900	327
	Ci:z Holdings Co. Ltd.	6,100	325
	Iwatani Corp.	9,400	325
	GMO Internet Inc.	17,700	324
	Takuma Co. Ltd.	23,800	323
	Megmilk Snow Brand Co. Ltd.	11,100	321
	Itoham Yonekyu Holdings Inc.	34,872	320
	Nichiha Corp.	7,900	318
	Trusco Nakayama Corp.	10,700	317
	Hokkaido Electric Power Co. Inc.	48,500	316
	Autobacs Seven Co. Ltd.	15,800	316
	Descente Ltd.	17,300	315

Mitsubishi Pencil Co. Ltd.	14,100	315
Fujitec Co. Ltd.	22,700	313
cocokara fine Inc.	5,200	311
^ Tsubaki Nakashima Co. Ltd.	10,900	311
Maruha Nichiro Corp.	10,500	310
SMS Co. Ltd.	8,700	309
HIS Co. Ltd.	8,500	308
Daihen Corp.	32,000	306
Toho Holdings Co. Ltd.	13,100	304
Toshiba Machine Co. Ltd.	37,000	304
Fujitsu General Ltd.	15,300	303
Sakata Seed Corp.	8,600	302
Hitachi Transport System Ltd.	11,600	302
Eizo Corp.	6,400	301
Takasago Thermal Engineering Co. Ltd.	15,900	301
^ Tokyo Dome Corp.	31,500	301
Keihin Corp.	14,400	300
Awa Bank Ltd.	47,000	300
Nippo Corp.	13,000	299
Hitachi Zosen Corp.	55,000	299
TOKAI Holdings Corp.	30,800	297
* Nippon Sheet Glass Co. Ltd.	32,774	297
^ Orient Corp.	178,500	295
Seiren Co. Ltd.	14,200	293
Idec Corp.	10,000	293
Onward Holdings Co. Ltd.	34,000	292
Hokkoku Bank Ltd.	6,900	292
^ Nissha Co. Ltd.	11,100	289
Sangetsu Corp.	14,500	289
Alpine Electronics Inc.	12,600	286
Duskin Co. Ltd.	10,900	283
Nippon Steel & Sumikin Bussan Corp.	4,600	282
Okinawa Electric Power Co. Inc.	11,057	282
Yodogawa Steel Works Ltd.	9,100	282
Mochida Pharmaceutical Co. Ltd.	3,671	282
Kissei Pharmaceutical Co. Ltd.	9,848	278
Starts Corp. Inc.	9,900	276
Taikisha Ltd.	7,900	276
EPS Holdings Inc.	11,300	275
Tokyo Steel Manufacturing Co. Ltd.	30,900	274
Joyful Honda Co. Ltd.	8,194	273
Daio Paper Corp.	19,900	272
Japan Aviation Electronics Industry Ltd.	16,000	269
Goldwin Inc.	2,600	269
Internet Initiative Japan Inc.	12,300	268
Kiyo Bank Ltd.	16,007	267
Prima Meat Packers Ltd.	39,000	267
Nichicon Corp.	19,800	267
Central Glass Co. Ltd.	11,900	266
^ Yoshinoya Holdings Co. Ltd.	15,000	266
Siix Corp.	5,800	264
North Pacific Bank Ltd.	75,300	263
Heiwa Corp.	13,100	263
Nippon Soda Co. Ltd.	38,000	262
Piolax Inc.	8,700	261
Aida Engineering Ltd.	18,500	261
Noevir Holdings Co. Ltd.	3,200	260

Yokogawa Bridge Holdings Corp.	10,100	260
V Technology Co. Ltd.	1,300	259
Shibuya Corp.	6,000	257
Kintetsu World Express Inc.	11,600	256
Hokuetsu Kishu Paper Co. Ltd.	38,700	254
Daiwabo Holdings Co. Ltd.	5,700	254
Kandenko Co. Ltd.	23,000	254
Nissan Shatai Co. Ltd.	24,000	253
Kitz Corp.	29,200	253
Yamato Kogyo Co. Ltd.	8,800	252
Maxell Holdings Ltd.	10,900	252
JCR Pharmaceuticals Co. Ltd.	5,000	251
Hyakujushi Bank Ltd.	71,000	250
Paramount Bed Holdings Co. Ltd.	4,700	248
Financial Products Group Co. Ltd.	16,200	248
^ Megachips Corp.	6,500	247
Musashino Bank Ltd.	7,000	247
Wacom Co. Ltd.	42,600	246
Ryobi Ltd.	8,200	245
Nomura Co. Ltd.	10,800	244
Infomart Corp.	34,400	244
^ KH Neochem Co. Ltd.	8,300	243
^ Kyoritsu Maintenance Co. Ltd.	5,872	242
Obara Group Inc.	3,500	242
Furukawa Co. Ltd.	10,600	242
Hosiden Corp.	14,400	240
Nippon Television Holdings Inc.	13,600	240
Takeuchi Manufacturing Co. Ltd.	9,200	239
Koei Tecmo Holdings Co. Ltd.	10,800	239
FCC Co. Ltd.	8,900	239
Juroku Bank Ltd.	8,200	239
Yaoko Co. Ltd.	4,900	238
Unipres Corp.	8,900	237
Keiyo Bank Ltd.	49,000	236
Ryosan Co. Ltd.	6,100	234
Ai Holdings Corp.	8,700	233
As One Corp.	3,600	232
Kumagai Gumi Co. Ltd.	8,200	232
EDION Corp.	18,100	232
Saibu Gas Co. Ltd.	8,800	231
Gakken Holdings Co. Ltd.	4,000	229
Kato Sangyo Co. Ltd.	6,400	229
Nippon Seiki Co. Ltd.	11,000	228
Benefit One Inc.	9,000	227
Okasan Securities Group Inc.	33,000	226
Makino Milling Machine Co. Ltd.	20,000	226
Ogaki Kyoritsu Bank Ltd.	8,700	226
Iino Kaiun Kaisha Ltd.	39,400	225
Tsugami Corp.	15,000	224
Tokyo Broadcasting System Holdings Inc.	9,300	224
Nisshin Oillio Group Ltd.	7,400	223
TOMONY Holdings Inc.	44,900	222
Shindengen Electric Manufacturing Co. Ltd.	2,400	222
Hiday Hidaka Corp.	6,998	222
Shikoku Bank Ltd.	14,600	222
Nissin Kogyo Co. Ltd.	11,700	221
Token Corp.	1,900	219

Yuasa Trading Co. Ltd.	6,100	218
Showa Corp.	17,300	218
Tokai Rika Co. Ltd.	10,000	218
Hyakugo Bank Ltd.	43,000	217
Modec Inc.	7,800	217
Avex Inc.	14,500	217
Kanamoto Co. Ltd.	7,000	216
Sanki Engineering Co. Ltd.	19,100	216
Unizo Holdings Co. Ltd.	7,500	216
SKY Perfect JSAT Holdings Inc.	45,600	216
Yamazen Corp.	17,600	214
Tokyo TY Financial Group Inc.	7,749	214
Seiko Holdings Corp.	7,400	213
Mitsui Sugar Co. Ltd.	5,000	213
Axial Retailing Inc.	5,199	213
Sanken Electric Co. Ltd.	29,000	213
Valor Holdings Co. Ltd.	8,800	212
Totetsu Kogyo Co. Ltd.	6,500	211
ESPEC Corp.	7,500	211
^ Atom Corp.	23,949	211
^ JINS Inc.	4,600	210
Heiwado Co. Ltd.	9,600	210
Justsystems Corp.	10,800	209
Daikyonishikawa Corp.	12,800	209
Bank of Okinawa Ltd.	5,180	209
Exedy Corp.	5,900	207
Dexerials Corp.	14,800	206
KYORIN Holdings Inc.	10,900	206
Nitto Boseki Co. Ltd.	6,800	205
Kusuri no Aoki Holdings Co. Ltd.	3,900	205
Asahi Holdings Inc.	10,300	204
Sumitomo Mitsui Construction Co. Ltd.	35,820	204
Kurabo Industries Ltd.	63,000	204
Juki Corp.	10,700	204
Fuji Media Holdings Inc.	12,400	204
Yondoshi Holdings Inc.	7,900	203
Arcs Co. Ltd.	8,700	202
Belc Co. Ltd.	3,500	202
DCM Holdings Co. Ltd.	20,200	200
Doshisha Co. Ltd.	8,500	200
Showa Sangyo Co. Ltd.	7,700	199
* Ishihara Sangyo Kaisha Ltd.	10,500	199
Oiles Corp.	9,460	197
Prestige International Inc.	15,000	197
Eagle Industry Co. Ltd.	9,900	197
NSD Co. Ltd.	9,290	196
Japan Wool Textile Co. Ltd.	18,200	196
Sekisui Jushi Corp.	8,600	196
Tokyotokeiba Co. Ltd.	4,800	195
Shizuoka Gas Co. Ltd.	22,300	195
Matsui Securities Co. Ltd.	20,400	194
Tamron Co. Ltd.	8,800	194
Nanto Bank Ltd.	6,800	194
Bank of the Ryukyus Ltd.	12,400	194
Oita Bank Ltd.	4,900	193
Koshidaka Holdings Co. Ltd.	3,476	193
BML Inc.	7,100	192

^	Noritsu Koki Co. Ltd.	7,600	191
	FULLCAST Holdings Co. Ltd.	8,066	190
	Matsuya Co. Ltd.	13,300	190
	Geo Holdings Corp.	9,300	189
	Gree Inc.	29,100	189
	Star Micronics Co. Ltd.	9,000	189
	Ichibanya Co. Ltd.	4,600	189
	Funai Soken Holdings Inc.	7,950	189
	Kohnan Shoji Co. Ltd.	7,500	189
	Roland DG Corp.	6,400	188
	MOS Food Services Inc.	6,200	188
	Miyazaki Bank Ltd.	5,800	188
	San-A Co. Ltd.	3,800	188
	Kumiai Chemical Industry Co. Ltd.	28,963	188
	Sushiro Global Holdings Ltd.	4,700	187
	Futaba Corp.	8,400	187
	Noritake Co. Ltd.	3,500	187
	Menicon Co. Ltd.	6,200	187
^	Fuji Kyuko Co. Ltd.	6,300	187
	Nippon Flour Mills Co. Ltd.	12,000	186
	Royal Holdings Co. Ltd.	6,700	183
	Hamakyorex Co. Ltd.	5,300	183
	Kenko Mayonnaise Co. Ltd.	5,000	183
	Hitachi Kokusai Electric Inc.	6,400	183
	Hogy Medical Co. Ltd.	2,400	182
	Tokyu Construction Co. Ltd.	16,700	182
	Riken Corp.	3,200	182
	Okamoto Industries Inc.	16,000	181
	NS Solutions Corp.	6,700	181
	Sanyo Chemical Industries Ltd.	3,400	180
	TPR Co. Ltd.	5,600	180
	Meidensha Corp.	43,000	180
	Optex Group Co. Ltd.	2,800	179
	Saizeriya Co. Ltd.	5,900	179
	Transcosmos Inc.	6,700	178
	Ichigo Inc.	42,900	178
	Chugoku Marine Paints Ltd.	20,400	178
	Mirait Holdings Corp.	12,000	178
	Sato Holdings Corp.	5,500	178
	Inabata & Co. Ltd.	11,600	176
	Nippon Valqua Industries Ltd.	5,800	176
	Arata Corp.	3,400	176
	Dip Corp.	5,500	176
	UACJ Corp.	6,500	175
	Nisshin Steel Co. Ltd.	10,400	175
	Create SD Holdings Co. Ltd.	7,200	175
	Tosho Co. Ltd.	5,200	175
	ZERIA Pharmaceutical Co. Ltd.	8,700	174
	Takara Standard Co. Ltd.	10,500	174
*,^ Japan Display Inc.		79,700	173
	Kadokawa Dwango Corp.	13,736	173
	Komeri Co. Ltd.	6,000	173
	Shinko Shoji Co. Ltd.	8,900	173
	Nippon Signal Company Ltd.	16,400	173
	Tsukishima Kikai Co. Ltd.	13,300	173
	Sanyo Special Steel Co. Ltd.	6,800	173
	Earth Chemical Co. Ltd.	3,300	172

	Teikoku Sen-I Co. Ltd.	7,900	172
*	M&A Capital Partners Co. Ltd.	2,200	172
	YAMABIKO Corp.	10,400	172
	Japan Pulp & Paper Co. Ltd.	4,400	171
	Taiyo Holdings Co. Ltd.	3,500	171
	Kasai Kogyo Co. Ltd.	10,600	171
	Toho Zinc Co. Ltd.	2,800	171
	Nissin Electric Co. Ltd.	15,300	171
	Denki Kogyo Co. Ltd.	6,000	170
	Noritz Corp.	8,600	170
	Bank of Nagoya Ltd.	4,400	170
	Nitta Corp.	4,000	169
	Seikagaku Corp.	10,800	169
	NichiiGakkan Co. Ltd.	12,900	166
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	166
	Nojima Corp.	6,900	166
	Relia Inc.	13,700	166
*	Mitsui-Soko Holdings Co. Ltd.	49,000	166
	S Foods Inc.	3,800	166
*,^ Macromill Inc.		6,500	166
	Senko Group Holdings Co. Ltd.	23,000	165
	Kyodo Printing Co. Ltd.	5,200	165
	Jaccs Co. Ltd.	6,400	165
	Morita Holdings Corp.	9,000	165
^	PIA Corp.	2,500	165
	United Super Markets Holdings Inc.	16,160	164
	Sumitomo Warehouse Co. Ltd.	22,000	164
	Shinmaywa Industries Ltd.	17,000	164
	Topy Industries Ltd.	5,000	163
	Toho Bank Ltd.	45,000	163
^	Plenus Co. Ltd.	8,300	163
^	COOKPAD Inc.	27,800	163
	Sanshin Electronics Co. Ltd.	8,600	162
	Komori Corp.	12,200	162
	Towa Bank Ltd.	11,700	162
	Toridoll Holdings Corp.	4,600	161
	Futaba Industrial Co. Ltd.	16,800	161
	San-Ai Oil Co. Ltd.	11,000	161
	Anest Iwata Corp.	13,700	160
	Rock Field Co. Ltd.	8,000	160
	Ichikoh Industries Ltd.	17,000	160
	Chudenko Corp.	5,500	160
	KLab Inc.	9,200	159
	Sakata INX Corp.	9,400	159
	Fujicco Co. Ltd.	7,400	159
	Arcland Sakamoto Co. Ltd.	9,200	159
	Zenrin Co. Ltd.	4,600	158
	Toshiba TEC Corp.	26,000	158
	Nissei Build Kogyo Co. Ltd.	12,500	158
	Xebio Holdings Co. Ltd.	7,400	158
	Marusan Securities Co. Ltd.	16,100	158
	DTS Corp.	4,300	157
	Daiho Corp.	30,000	157
^	Mitsui High-Tec Inc.	8,100	157
	Michinoku Bank Ltd.	9,300	157
	Sumitomo Seika Chemicals Co. Ltd.	3,000	157
	Nippon Densetsu Kogyo Co. Ltd.	7,100	156

Koa Corp.	6,400	156
Asahi Diamond Industrial Co. Ltd.	12,600	156
Eiken Chemical Co. Ltd.	3,500	155
Yokohama Reito Co. Ltd.	15,100	155
Japan Petroleum Exploration Co. Ltd.	5,600	155
Hokuetsu Bank Ltd.	6,700	154
Asunaro Aoki Construction Co. Ltd.	16,900	154
Tokushu Tokai Paper Co. Ltd.	4,000	154
SRA Holdings	4,300	154
Max Co. Ltd.	11,000	154
Takara Bio Inc.	9,500	154
G-Tekt Corp.	7,500	153
Towa Pharmaceutical Co. Ltd.	2,700	152
Nagatanien Holdings Co. Ltd.	11,000	151
Fujimori Kogyo Co. Ltd.	4,200	151
Nichi-iko Pharmaceutical Co. Ltd.	9,650	151
Tocalo Co. Ltd.	3,000	151
* Toa Corp. (Tokyo Shares)	5,500	151
Tochigi Bank Ltd.	36,100	151
ASKUL Corp.	4,500	150
Taisei Lamick Co. Ltd.	5,000	150
Nippon Ceramic Co. Ltd.	5,300	150
Japan Material Co. Ltd.	3,800	149
Maruzen Showa Unyu Co. Ltd.	32,000	149
Mitsubishi Shokuhin Co. Ltd.	5,000	149
Riken Keiki Co. Ltd.	6,600	149
Chubu Shiryo Co. Ltd.	6,900	149
Mani Inc.	4,200	149
Matsuda Sangyo Co. Ltd.	8,300	149
Okabe Co. Ltd.	14,400	148
Yushin Precision Equipment Co. Ltd.	4,400	148
Daibiru Corp.	11,700	148
Toshiba Plant Systems & Services Corp.	7,500	148
Kisoji Co. Ltd.	6,000	148
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	147
Nippon Coke & Engineering Co. Ltd.	123,200	147
Monex Group Inc.	39,500	147
* Pioneer Corp.	68,800	147
Belluna Co. Ltd.	11,900	146
Milbon Co. Ltd.	4,400	146
Fukui Bank Ltd.	6,000	146
Bunka Shutter Co. Ltd.	15,800	146
* Rorze Corp.	5,800	145
^ Pasona Group Inc.	6,700	145
Fuji Soft Inc.	4,200	145
JCU Corp.	3,000	144
Kansai Super Market Ltd.	13,100	144
Chiyoda Co. Ltd.	5,800	144
Sanyo Denki Co. Ltd.	1,800	144
Nagaileben Co. Ltd.	5,600	144
Sakai Moving Service Co. Ltd.	3,000	144
Nikkiso Co. Ltd.	12,100	144
Ringer Hut Co. Ltd.	6,400	143
Toyo Kanetsu KK	3,600	143
Aeon Delight Co. Ltd.	3,900	143
Uchida Yoko Co. Ltd.	4,600	142
Heiwa Real Estate Co. Ltd.	7,200	142

St. Marc Holdings Co. Ltd.	5,000	142
^ Kanto Denka Kogyo Co. Ltd.	12,000	142
Dai-ichi Seiko Co. Ltd.	5,000	141
JP-Holdings Inc.	47,500	141
Musashi Seimitsu Industry Co. Ltd.	4,400	141
^ Minato Bank Ltd.	7,400	140
Teikoku Electric Manufacturing Co. Ltd.	10,200	140
Toyo Kohan Co. Ltd.	27,100	140
Nippon Chemi-Con Corp.	4,100	139
Sintokogio Ltd.	10,800	139
Shoei Foods Corp.	3,400	139
Fuso Chemical Co. Ltd.	4,800	138
TSI Holdings Co. Ltd.	19,400	138
Starzen Co. Ltd.	2,700	137
Hokuto Corp.	7,400	137
IBJ Leasing Co. Ltd.	5,200	137
NEC Networks & System Integration Corp.	5,100	137
* DA Consortium Holdings Inc.	6,200	137
Yamagata Bank Ltd.	6,200	136
Osaka Steel Co. Ltd.	6,500	136
Yamanashi Chuo Bank Ltd.	32,000	136
Aichi Steel Corp.	3,300	136
Aomori Bank Ltd.	4,100	136
Bank of Iwate Ltd.	3,300	135
Tamura Corp.	17,000	135
^ Link And Motivation Inc.	15,500	135
Hisaka Works Ltd.	12,900	135
J Trust Co. Ltd.	19,500	135
Maruwa Co. Ltd.	1,500	134
Toei Co. Ltd.	1,300	134
Ehime Bank Ltd.	10,600	134
AOKI Holdings Inc.	8,800	133
Kameda Seika Co. Ltd.	2,749	133
Kyokuyo Co. Ltd.	3,500	133
Torishima Pump Manufacturing Co. Ltd.	13,000	133
Katakura Industries Co. Ltd.	10,200	132
Hodogaya Chemical Co. Ltd.	2,400	132
Nissei ASB Machine Co. Ltd.	2,000	132
Adastria Co. Ltd.	6,140	131
Doutor Nichires Holdings Co. Ltd.	5,500	131
Nakayama Steel Works Ltd.	19,100	131
Torii Pharmaceutical Co. Ltd.	4,600	130
Foster Electric Co. Ltd.	4,400	130
Keihanshin Building Co. Ltd.	15,700	130
Joshin Denki Co. Ltd.	4,000	130
Linical Co. Ltd.	8,800	129
Eighteenth Bank Ltd.	47,000	128
Daiichi Jitsugyo Co. Ltd.	4,200	128
LEC Inc.	4,500	128
Konishi Co. Ltd.	7,000	128
Sankyo Seiko Co. Ltd.	28,400	127
Tosei Corp.	10,200	126
NS United Kaiun Kaisha Ltd.	5,100	126
Neturen Co. Ltd.	11,600	126
Sumida Corp.	6,634	126
Nippon Koei Co. Ltd.	3,800	126
Daikyo Inc.	5,900	125

	Investors Cloud Co. Ltd.	8,000	125
	Maezawa Kyuso Industries Co. Ltd.	7,000	125
	Nitto Kohki Co. Ltd.	4,500	124
	Chugai Ro Co. Ltd.	5,000	124
	Systena Corp.	3,600	124
	Pack Corp.	3,600	124
*,^ euglena Co. Ltd.		12,700	124
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	124
	Chofu Seisakusho Co. Ltd.	5,300	124
	Sakai Chemical Industry Co. Ltd.	4,400	124
	Marudai Food Co. Ltd.	27,000	123
	Giken Ltd.	4,400	123
	Mitsuba Corp.	8,700	123
	Key Coffee Inc.	6,300	123
	KOMEDA Holdings Co. Ltd.	6,400	123
	Zojirushi Corp.	10,000	123
	Hioki EE Corp.	3,800	123
	Miroku Jyoho Service Co. Ltd.	4,000	123
	Kamei Corp.	7,500	122
	Nitto Kogyo Corp.	7,100	122
	Sanyo Electric Railway Co. Ltd.	4,781	122
	Ichiyoshi Securities Co. Ltd.	9,400	122
	Shinko Electric Industries Co. Ltd.	14,300	122
	Tokyo Electron Device Ltd.	5,800	122
	KFC Holdings Japan Ltd.	6,600	121
	Shinko Plantech Co. Ltd.	11,700	121
	Ateam Inc.	4,800	121
	Takasago International Corp.	3,900	121
	Enplas Corp.	3,200	121
	T Hasegawa Co. Ltd.	5,800	121
	Sinfonia Technology Co. Ltd.	28,000	120
	Sinko Industries Ltd.	6,159	120
	Itochu-Shokuhin Co. Ltd.	2,000	120
	YA-MAN Ltd.	7,100	119
	Nippon Thompson Co. Ltd.	15,000	118
	Nishimatsuya Chain Co. Ltd.	10,000	118
	TOC Co. Ltd.	13,600	118
	Shikoku Chemicals Corp.	7,000	117
	Meiko Network Japan Co. Ltd.	9,600	117
	Daisan Bank Ltd.	7,400	117
	Zuiko Corp.	3,400	117
	VT Holdings Co. Ltd.	21,100	117
	Mizuno Corp.	4,000	117
	Sankyo Tateyama Inc.	8,200	115
	Kura Corp.	1,900	115
	Iseki & Co. Ltd.	4,400	115
	Parco Co. Ltd.	8,100	115
	Japan Securities Finance Co. Ltd.	19,000	114
^	Osaka Soda Co. Ltd.	4,400	113
	Zuken Inc.	6,700	113
	GCA Corp.	10,800	113
	Wakita & Co. Ltd.	9,100	113
	Canon Electronics Inc.	4,300	112
	Press Kogyo Co. Ltd.	17,600	112
	Inageya Co. Ltd.	6,647	112
	Sodick Co. Ltd.	8,000	112
*	Hochiki Corp.	5,000	111

	F@N Communications Inc.	13,700	111
	Aeon Fantasy Co. Ltd.	2,200	111
	Takihyo Co. Ltd.	5,200	111
	Dai-Dan Co. Ltd.	4,500	111
	Chukyo Bank Ltd.	5,200	111
	Artnature Inc.	15,500	111
*	Intage Holdings Inc.	8,600	110
	TKC Corp.	3,000	110
	Konoike Transport Co. Ltd.	6,000	109
	T-Gaia Corp.	4,400	109
*	Kappa Create Co. Ltd.	9,500	109
	DyDo Group Holdings Inc.	1,900	109
	Sogo Medical Co. Ltd.	1,800	109
	IDOM Inc.	15,500	108
*	LIXIL VIVA Corp.	5,900	108
	Jeol Ltd.	18,000	108
	Toenec Corp.	3,600	108
*,^ Yamada SxL Home Co. Ltd.		141,000	107
	Qol Co. Ltd.	5,400	107
	Aichi Bank Ltd.	2,100	107
	OSAKA Titanium Technologies Co. Ltd.	4,100	107
	Kyosan Electric Manufacturing Co. Ltd.	15,000	107
	Raito Kogyo Co. Ltd.	9,400	107
	Hokkaido Gas Co. Ltd.	39,000	106
^	Tokyo Rope Manufacturing Co. Ltd.	6,300	106
	Hibiya Engineering Ltd.	5,100	106
^	Kyoei Steel Ltd.	5,800	106
	Life Corp.	4,100	106
	Kita-Nippon Bank Ltd.	3,700	105
	Elecom Co. Ltd.	4,400	105
	Tsurumi Manufacturing Co. Ltd.	5,500	105
^	W-Scope Corp.	5,300	105
	Okuwa Co. Ltd.	10,000	104
	Toli Corp.	25,900	104
	Mitsui Matsushima Co. Ltd.	7,400	104
	Tachi-S Co. Ltd.	5,700	104
^	Toho Titanium Co. Ltd.	7,300	104
	Ohsho Food Service Corp.	2,200	103
	Godo Steel Ltd.	5,000	103
	Corona Corp. Class A	8,100	102
	Anicom Holdings Inc.	3,300	102
	Hosokawa Micron Corp.	1,400	102
	Kanagawa Chuo Kotsu Co. Ltd.	3,000	102
	Nissin Corp.	3,800	101
	Nippon Carbon Co. Ltd.	2,100	101
	Bando Chemical Industries Ltd.	8,500	101
	Fujitsu Frontech Ltd.	5,900	101
	Fujiya Co. Ltd.	4,300	101
	Ricoh Leasing Co. Ltd.	2,700	99
^	COLOPL Inc.	11,300	99
^	JAC Recruitment Co. Ltd.	4,700	99
	Hakuto Co. Ltd.	5,492	99
	Paris Miki Holdings Inc.	21,300	99
	ASKA Pharmaceutical Co. Ltd.	5,100	99
*	Pacific Metals Co. Ltd.	3,000	99
	Mitsui Home Co. Ltd.	15,000	99
^	Toyo Denki Seizo KK	5,400	99

Mie Bank Ltd.	4,400	98
Cawachi Ltd.	4,000	97
Nishio Rent All Co. Ltd.	3,000	97
Akita Bank Ltd.	3,400	96
Osaki Electric Co. Ltd.	13,000	96
Aisan Industry Co. Ltd.	7,900	95
Daiken Corp.	3,600	95
^ CMK Corp.	9,600	94
* Senshukai Co. Ltd.	17,000	94
Hito Communications Inc.	4,700	94
Kaga Electronics Co. Ltd.	3,400	94
Yellow Hat Ltd.	3,100	94
Mitsuboshi Belting Ltd.	7,000	94
Tekken Corp.	3,100	94
Create Restaurants Holdings Inc.	8,400	93
Toa Oil Co. Ltd.	62,000	93
* Studio Alice Co. Ltd.	3,600	93
Nohmi Bosai Ltd.	5,000	93
Amuse Inc.	3,000	93
Warabeya Nichiyo Holdings Co. Ltd.	3,600	92
Arakawa Chemical Industries Ltd.	4,500	92
LIFULL Co. Ltd.	10,800	92
Vector Inc.	4,600	92
^ Yakuodo Co. Ltd.	3,000	92
JVC Kenwood Corp.	23,600	91
ST Corp.	4,000	91
Srg Takamiya Co. Ltd.	14,800	91
Takamatsu Construction Group Co. Ltd.	3,200	91
^ Kansai Urban Banking Corp.	7,000	91
Fujimi Inc.	3,800	91
Fukui Computer Holdings Inc.	3,200	91
Taihei Dengyo Kaisha Ltd.	3,500	91
Meisei Industrial Co. Ltd.	12,500	90
Fukushima Industries Corp.	2,000	90
^ Istyle Inc.	8,900	90
Trancom Co. Ltd.	1,200	89
Mimasu Semiconductor Industry Co. Ltd.	4,300	89
Mitsuuroko Group Holdings Co. Ltd.	12,100	89
kabu.com Securities Co. Ltd.	24,800	89
Feed One Co. Ltd.	37,900	89
Tomoku Co. Ltd.	4,400	89
Tokyo Individualized Educational Institute Inc.	8,400	88
Stella Chemifa Corp.	2,600	88
METAWATER Co. Ltd.	3,200	88
Nichiden Corp.	4,300	87
Nippon Denko Co. Ltd.	18,500	87
Inaba Seisakusho Co. Ltd.	6,900	87
Toyo Tanso Co. Ltd.	2,500	87
Fuji Pharma Co. Ltd.	2,300	87
Nittetsu Mining Co. Ltd.	1,200	86
Pressance Corp.	6,000	86
Denyo Co. Ltd.	5,100	86
Shin-Etsu Polymer Co. Ltd.	7,100	86
Fuji Oil Co. Ltd.	16,300	85
Toyo Construction Co. Ltd.	14,700	84
Shinwa Co. Ltd.	3,600	84
* Unitika Ltd.	11,500	84

T RAD Co. Ltd.	2,400	84
Tsukui Corp.	10,600	84
Kanaden Corp.	6,100	83
Riso Kagaku Corp.	4,400	83
Tokai Corp.	3,400	83
FIDEA Holdings Co. Ltd.	44,900	83
ASAHI YUKIZAI Corp.	4,400	82
Fujibo Holdings Inc.	2,200	82
Advan Co. Ltd.	8,200	81
Tonami Holdings Co. Ltd.	1,600	81
Maeda Kosen Co. Ltd.	4,300	81
Krosaki Harima Corp.	1,900	80
^ Gurunavi Inc.	6,400	80
Kitagawa Iron Works Co. Ltd.	2,800	80
CHIMNEY Co. Ltd.	3,000	80
OBIC Business Consultants Co. Ltd.	1,400	79
Bank of Saga Ltd.	3,400	79
Union Tool Co.	2,000	79
UKC Holdings Corp.	3,700	79
Takara Leben Co. Ltd.	17,600	79
* Sanden Holdings Corp.	3,600	79
Micronics Japan Co. Ltd.	7,000	79
Ines Corp.	7,400	78
Bell System24 Holdings Inc.	5,400	78
Shibusawa Warehouse Co. Ltd.	4,200	78
MCJ Co. Ltd.	6,800	77
^ BRONCO BILLY Co. Ltd.	2,400	77
Takaoka Toko Co. Ltd.	4,800	77
Nippon Parking Development Co. Ltd.	43,500	77
JSP Corp.	2,300	77
Ryoyo Electro Corp.	4,300	76
Cosel Co. Ltd.	4,500	76
* U-Shin Ltd.	11,400	76
Elematec Corp.	3,100	76
Shimojima Co. Ltd.	7,000	76
OSJB Holdings Corp.	25,600	76
Onoken Co. Ltd.	4,200	75
Jimoto Holdings Inc.	43,000	75
Mitsubishi Research Institute Inc.	2,200	75
Toppan Forms Co. Ltd.	6,600	75
Atsugi Co. Ltd.	6,500	75
Digital Arts Inc.	2,000	74
Namura Shipbuilding Co. Ltd.	10,900	74
Daisyo Corp.	4,700	74
Kanematsu Electronics Ltd.	2,500	74
CONEXIO Corp.	3,300	73
Okura Industrial Co. Ltd.	12,000	73
Fukuda Corp.	1,200	72
CI Takiron Corp.	10,000	72
Fuji Co. Ltd.	3,400	72
Chuetsu Pulp & Paper Co. Ltd.	3,900	72
Sumitomo Densetsu Co. Ltd.	3,400	72
Toyo Corp.	7,800	71
Tanseisha Co. Ltd.	6,300	71
^ Kourakuen Holdings Corp.	4,200	71
Daito Pharmaceutical Co. Ltd.	2,100	71
Keiyo Co. Ltd.	11,400	70

Mie Kotsu Group Holdings Inc.	15,900	70
Dai Nippon Toryo Co. Ltd.	4,400	70
Seika Corp.	2,600	70
Achilles Corp.	3,300	70
Sekisui Plastics Co. Ltd.	5,500	70
Kato Works Co. Ltd.	2,200	70
Alpen Co. Ltd.	3,000	69
Tokyo Tekko Co. Ltd.	3,800	69
^ Marvelous Inc.	7,600	69
Tv Tokyo Holdings Corp.	3,000	68
Taiho Kogyo Co. Ltd.	4,500	68
Itochu Enex Co. Ltd.	7,300	68
AOI Electronics Co. Ltd.	1,300	68
Tatsuta Electric Wire and Cable Co. Ltd.	9,200	68
^ Toho Co. Ltd.	2,800	67
Honeys Holdings Co. Ltd.	6,460	67
Yorozu Corp.	3,100	67
TV Asahi Holdings Corp.	3,200	66
Broadleaf Co. Ltd.	6,400	66
Oyo Corp.	4,800	64
Icom Inc.	2,700	64
Vital KSK Holdings Inc.	7,200	64
WATAMI Co. Ltd.	4,300	64
Arcland Service Holdings Co. Ltd.	2,800	63
eRex Co. Ltd.	6,400	63
Mitsubishi Logisnext Co. Ltd.	6,600	63
Clarion Co. Ltd.	17,000	62
Toa Corp.	4,900	62
Melco Holdings Inc.	1,800	62
Sumitomo Riko Co. Ltd.	5,900	62
Chiyoda Integre Co. Ltd.	2,600	62
Mars Engineering Corp.	2,800	62
Kobe Bussan Co. Ltd.	1,500	62
Yushiro Chemical Industry Co. Ltd.	3,858	62
Matsuya Foods Co. Ltd.	1,700	62
Ryoden Corp.	3,500	62
Rokko Butter Co. Ltd.	2,400	62
Sagami Chain Co. Ltd.	4,800	62
* Kintetsu Department Store Co. Ltd.	1,700	61
Tokyo Energy & Systems Inc.	6,000	61
Nippon Road Co. Ltd.	1,100	61
Chiba Kogyo Bank Ltd.	12,200	60
* KNT-CT Holdings Co. Ltd.	3,700	60
Organo Corp.	1,800	60
Koatsu Gas Kogyo Co. Ltd.	7,000	59
CAC Holdings Corp.	6,000	59
^ Yonex Co. Ltd.	8,400	58
Riken Vitamin Co. Ltd.	1,500	58
Chuo Spring Co. Ltd.	1,700	58
Goldcrest Co. Ltd.	2,600	58
Daiwa Industries Ltd.	4,800	58
J-Oil Mills Inc.	1,600	58
Information Services International-Dentsu Ltd.	2,300	57
Sinanen Holdings Co. Ltd.	2,400	57
Yurtec Corp.	7,000	57
Japan Transcity Corp.	13,000	57
France Bed Holdings Co. Ltd.	5,900	56

Wowow Inc.	1,800	56
Komatsu Seiren Co. Ltd.	6,800	56
Tenma Corp.	2,800	56
Nippon Kanzai Co. Ltd.	3,000	56
^ Nippon Yakin Kogyo Co. Ltd.	19,500	56
Itoki Corp.	7,900	56
Riken Technos Corp.	9,700	55
* Hirata Corp.	500	55
Happinet Corp.	3,000	55
Kurimoto Ltd.	2,400	55
Tsukuba Bank Ltd.	14,600	55
Nippon Beet Sugar Manufacturing Co. Ltd.	2,200	55
Ministop Co. Ltd.	2,600	54
Yahagi Construction Co. Ltd.	6,400	54
^ Toyo Engineering Corp.	4,400	54
Fudo Tetra Corp.	31,300	53
SMK Corp.	12,000	53
Aiphone Co. Ltd.	2,900	53
NDS Co. Ltd.	1,400	53
Sanoh Industrial Co. Ltd.	6,600	53
Daido Metal Co. Ltd.	5,000	52
PAL GROUP Holdings Co. Ltd.	1,800	52
Pronexus Inc.	3,800	51
Fujikura Kasei Co. Ltd.	8,000	51
Gun-Ei Chemical Industry Co. Ltd.	1,400	51
KAWADA TECHNOLOGIES Inc.	900	51
Sanyo Shokai Ltd.	2,600	51
Asatsu-DK Inc.	1,500	50
^ Right On Co. Ltd.	5,800	50
Yomiuri Land Co. Ltd.	1,100	49
Shinnihon Corp.	5,200	49
PC Depot Corp.	6,720	49
Mitani Sekisan Co. Ltd.	2,100	49
Mito Securities Co. Ltd.	12,000	49
Shimizu Bank Ltd.	1,600	48
* Mitsubishi Paper Mills Ltd.	7,300	48
Misawa Homes Co. Ltd.	5,400	47
K&O Energy Group Inc.	2,900	47
Hokkan Holdings Ltd.	12,000	47
Weathernews Inc.	1,500	47
Alpha Systems Inc.	2,000	46
Nihon Trim Co. Ltd.	800	46
Sun Frontier Fudousan Co. Ltd.	3,600	46
* SWCC Showa Holdings Co. Ltd.	5,200	45
Mitsubishi Kakoki Kaisha Ltd.	2,100	45
^ Asahi Co. Ltd.	3,400	43
Nihon Yamamura Glass Co. Ltd.	25,000	43
Kitano Construction Corp.	11,000	42
Halows Co. Ltd.	1,800	42
Daikokutenbussan Co. Ltd.	900	42
^ Tokyo Rakutenchi Co. Ltd.	800	42
Kyokuto Securities Co. Ltd.	2,700	41
Aichi Corp.	5,600	41
Nihon Chouzai Co. Ltd.	1,300	41
MTI Ltd.	7,000	41
Fujita Kanko Inc.	1,300	41
Tosho Printing Co. Ltd.	4,500	40

	Showa Aircraft Industry Co. Ltd.	3,000	40
	Japan Cash Machine Co. Ltd.	3,600	39
	Maezawa Kasei Industries Co. Ltd.	3,500	39
	Furuno Electric Co. Ltd.	5,100	38
^	Wellnet Corp.	3,500	38
	Sumitomo Precision Products Co. Ltd.	10,000	38
	Gecoss Corp.	3,200	36
	Cybozu Inc.	6,600	35
*	Nippon Sharyo Ltd.	12,000	35
*	Pepper Food Service Co. Ltd.	800	35
	Nihon Nohyaku Co. Ltd.	6,000	35
	Future Corp.	3,200	35
	Chori Co. Ltd.	1,900	34
^	Nihon Dempa Kogyo Co. Ltd.	4,700	34
	Sac's Bar Holdings Inc.	3,000	33
	NEC Capital Solutions Ltd.	1,600	33
	Cleanup Corp.	4,100	33
	Nippon Chemiphar Co. Ltd.	752	32
	Rhythm Watch Co. Ltd.	1,500	32
*,^ Akebono Brake Industry Co. Ltd.		10,700	32
	Airport Facilities Co. Ltd.	5,100	31
	Fuso Pharmaceutical Industries Ltd.	1,100	29
	Central Sports Co. Ltd.	750	28
	Kinki Sharyo Co. Ltd.	1,000	28
	Jamco Corp.	1,100	28
*,^ Japan Drilling Co. Ltd.		900	26
*	Yamashin-Filter Corp.	1,800	24
*	Shoei Co. Ltd.	500	23
*	Laox Co. Ltd.	3,900	22
*	WDB Holdings Co. Ltd.	500	18
*	Towa Corp.	800	17
^	Funai Electric Co. Ltd.	2,000	15
*,^ Tabuchi Electric Co. Ltd.		4,200	12
*	Alconix Corp.	500	12
*	Rheon Automatic Machinery Co. Ltd.	500	10
	Computer Engineering & Consulting Ltd.	300	9
	Trust Tech Inc.	300	9
*	Maruwa Unyu Kikan Co. Ltd.	200	7
*	Nichiban Co. Ltd.	200	6
	Kobelco Eco-Solutions Co. Ltd.	200	4
	Tayca Corp.	100	3
			1,320,245
Luxembourg (0.0%)
	Tenaris SA ADR	35,578	1,245

Malaysia (0.3%)
	Public Bank Bhd. (Local)	886,522	4,997
	Tenaga Nasional Bhd.	1,167,866	4,723
	Malayan Banking Bhd.	1,739,278	4,505
	CIMB Group Holdings Bhd.	1,841,552	3,421
	Axiata Group Bhd.	1,323,651	1,928
	Genting Bhd.	650,500	1,606
	Petronas Chemicals Group Bhd.	755,489	1,575
*	Sime Darby Plantation Bhd.	999,175	1,410
	DiGi.Com Bhd.	1,037,400	1,317
	Maxis Bhd.	732,300	1,141
	Genting Malaysia Bhd.	803,700	1,135

	IHH Healthcare Bhd.	725,020	1,118
	IOI Corp. Bhd.	868,040	1,043
	Petronas Gas Bhd.	209,300	960
	Hong Leong Bank Bhd.	181,700	866
	Kuala Lumpur Kepong Bhd.	127,800	827
	Dialog Group Bhd.	1,260,048	826
	Press Metal Aluminium Holdings Bhd.	531,980	789
	MISC Bhd.	406,856	786
	IJM Corp. Bhd.	958,120	759
	Sime Darby Bhd.	942,875	739
	Gamuda Bhd.	555,900	730
	PPB Group Bhd.	162,200	725
	Hartalega Holdings Bhd.	226,100	686
	AMMB Holdings Bhd.	511,700	633
	Top Glove Corp. Bhd.	238,700	566
	YTL Corp. Bhd.	1,442,335	566
	Alliance Bank Malaysia Bhd.	498,400	553
	Malaysia Airports Holdings Bhd.	220,400	511
	Petronas Dagangan Bhd.	81,100	511
	Telekom Malaysia Bhd.	303,200	478
	HAP Seng Consolidated Bhd.	179,100	446
	RHB Bank Bhd. (Common Shares)	313,450	437
	AirAsia Bhd.	375,500	399
*	Sime Darby Property Bhd.	942,875	382
2	Astro Malaysia Holdings Bhd.	557,587	372
	British American Tobacco Malaysia Bhd.	38,900	341
	My EG Services Bhd.	523,650	336
	Inari Amertron Bhd.	379,650	321
*	UMW Holdings Bhd.	176,000	307
	Fraser & Neave Holdings Bhd.	40,700	304
	IOI Properties Group Bhd.	560,800	286
	Bursa Malaysia Bhd.	99,300	278
	Sapura Energy Bhd.	1,440,695	277
*	Bumi Armada Bhd.	1,238,050	267
	YTL Power International Bhd.	783,786	251
	SP Setia Bhd Group	295,400	236
	Westports Holdings Bhd.	254,500	229
*	UEM Sunrise Bhd.	780,000	225
	Genting Plantations Bhd.	87,700	225
	DRB-Hicom Bhd.	333,800	222
	Felda Global Ventures Holdings Bhd.	430,800	222
*,2 Lotte Chemical Titan Holding Bhd.		159,300	219
	Mah Sing Group Bhd.	589,950	217
	Hong Leong Financial Group Bhd.	45,442	216
	IGB REIT	514,400	211
	Sunway REIT	466,000	207
	QL Resources Bhd.	166,660	205
	Malaysian Resources Corp. Bhd.	667,900	205
	KLCCP Stapled Group Bhd.	102,000	203
	Malaysia Building Society Bhd.	667,700	200
	TIME dotCom Bhd.	86,600	195
	Sunway Bhd.	417,230	189
	Supermax Corp. Bhd.	329,300	185
	Bermaz Auto Bhd.	320,120	184
	Kossan Rubber Industries Bhd.	81,600	181
	Berjaya Sports Toto Bhd.	272,531	158
	Sunway Construction Group Bhd.	217,094	143

	Malakoff Corp. Bhd.	557,800	136
	Capitaland Malaysia Mall Trust	384,800	135
	Yinson Holdings Bhd.	121,600	131
	Cahya Mata Sarawak Bhd.	115,100	128
	KPJ Healthcare Bhd.	496,800	124
*	UMW Oil & Gas Corp. Bhd.	1,473,763	122
	VS Industry Bhd.	154,600	121
	Datasonic Group Bhd.	398,200	120
	Scientex Bhd.	50,900	114
	Unisem M Bhd.	143,400	111
*	WCT Holdings Bhd.	266,022	106
	Pos Malaysia Bhd.	77,300	98
*	Berjaya Corp. Bhd.	1,104,263	96
	Muhibbah Engineering M Bhd.	115,500	94
	Syarikat Takaful Malaysia Bhd.	97,000	93
	Pavilion REIT	203,500	82
	Eastern & Oriental Bhd.	221,804	81
*	AirAsia X Bhd.	759,600	79
	MMC Corp. Bhd.	144,100	74
*	KNM Group Bhd.	1,137,200	73
*	Eco World Development Group Bhd.	194,600	70
*	Dayang Enterprise Holdings Bhd.	177,900	37
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	139,900	28
*	Mulpha International Bhd.	37,680	25
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	20
	Coastal Contracts Bhd.	47,000	16
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	9
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	8
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	5
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	3
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	2
*	KPJ Healthcare Warrants Exp. 01/23/2019	48,000	2
*,3 RHB Bank Bhd.		116,200	1
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	1
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	1
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	—
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	—
			54,258
Malta (0.0%)
3	BGP Holdings PLC	197,753	—

Mexico (0.4%)
	America Movil SAB de CV	8,517,609	7,981
	Fomento Economico Mexicano SAB de CV	621,998	6,066
	Grupo Financiero Banorte SAB de CV	681,492	4,379
	Wal-Mart de Mexico SAB de CV	1,541,108	3,862
*	Cemex SAB de CV	4,093,226	3,404
	Grupo Mexico SAB de CV Class B	947,162	3,358
	Grupo Televisa SAB	781,200	3,233
	Grupo Bimbo SAB de CV Class A	688,000	1,678
	Fibra Uno Administracion SA de CV	879,573	1,384
	Grupo Aeroportuario del Pacifico SAB de CV Class B	112,550	1,177
	Coca-Cola Femsa SAB de CV	142,000	1,085
	Alfa SAB de CV Class A	858,900	1,078
	Grupo Financiero Inbursa SAB de CV	607,600	1,075

	Grupo Aeroportuario del Sureste SAB de CV Class B	54,346	1,058
	Infraestructura Energetica Nova SAB de CV	167,509	873
	Industrias Penoles SAB de CV	34,783	806
	Mexichem SAB de CV	265,894	754
*	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand Class B	454,165	715
	Grupo Elektra SAB DE CV	18,779	678
	Gruma SAB de CV Class B	56,015	669
	Arca Continental SAB de CV	89,900	652
	Promotora y Operadora de Infraestructura SAB de CV	53,317	547
*	Cemex SAB de CV ADR	59,937	497
*	Elis SA (London Shares)	17,164	480
	Alsea SAB de CV	136,700	447
	Banregio Grupo Financiero SAB de CV	68,100	424
	El Puerto de Liverpool SAB de CV	54,100	400
	Kimberly-Clark de Mexico SAB de CV Class A	206,900	389
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	73,500	375
	Megacable Holdings SAB de CV	80,862	370
	Grupo Carso SAB de CV	87,430	328
	PLA Administradora Industrial S de RL de CV	210,586	322
*	Telesites SAB de CV	419,039	315
	Grupo Comercial Chedraui SA de CV	119,700	267
	Gentera SAB de CV	287,100	260
	Macquarie Mexico Real Estate Management SA de CV	231,400	256
	Corp Inmobiliaria Vesta SAB de CV	184,001	253
	Grupo Lala SAB de CV	140,500	225
	Industrias Bachoco SAB de CV Class B	43,000	221
	Bolsa Mexicana de Valores SAB de CV	112,700	216
	Credito Real SAB de CV SOFOM ER	154,300	207
*	Becle SAB de CV	106,900	194
*	Hoteles City Express SAB de CV	146,700	189
2	Concentradora Fibra Hotelera Mexicana SA de CV	312,916	187
	Qualitas Controladora SAB de CV	68,064	170
*	Genomma Lab Internacional SAB de CV Class B	153,563	169
*	Grupo Aeromexico SAB de CV	103,934	165
	Prologis Property Mexico SA de CV	90,270	164
*,2 Banco del Bajio SA		74,200	157
	Consorcio ARA SAB de CV	372,582	155
*	Industrias CH SAB de CV Class B	30,347	136
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	157,000	134
	Grupo Financiero Interacciones SA de CV	26,377	128
	Promotora y Operadora de Infraestructura SAB de CV Class L	16,170	127
*	Organizacion Soriana SAB de CV Class B	57,125	125
	OHL Mexico SAB de CV	63,100	107
2	Nemak SAB de CV	119,300	100
	Unifin Financiera SAB de CV SOFOM ENR	27,100	99
	Grupo Rotoplas SAB de CV	60,100	97
	Grupo Herdez SAB de CV	41,400	97
	TV Azteca SAB de CV	507,500	92
	Concentradora Fibra Danhos SA de CV	53,076	88
	Alpek SAB de CV	59,100	85
*	La Comer SAB de CV	83,080	85
*	Grupo GICSA SA de CV	122,600	70
*,2 Elementia SAB de CV		45,250	60
	Rassini SAB de CV	13,422	55
*	Axtel SAB de CV	212,700	54

*	Grupo Simec SAB de CV Class B	13,000	45
			56,098
Netherlands (1.1%)
	Unilever NV	445,446	25,712
	ING Groep NV	1,113,483	21,864
	ASML Holding NV	89,925	18,231
	Koninklijke Philips NV	270,525	11,027
	Koninklijke Ahold Delhaize NV	372,327	8,318
	Unibail-Rodamco SE	29,821	7,646
	Heineken NV	66,251	7,446
	Akzo Nobel NV	72,644	6,799
*	ArcelorMittal	177,843	6,441
	RELX NV	269,012	5,957
	Koninklijke DSM NV	54,444	5,629
	Wolters Kluwer NV	92,004	4,870
	NN Group NV	99,078	4,673
2	ABN AMRO Group NV	124,189	4,204
	Aegon NV	490,430	3,351
	Heineken Holding NV	29,765	3,158
	Koninklijke KPN NV	847,415	2,970
	Randstad Holding NV	29,449	2,079
*,^ Altice NV Class A		165,732	1,777
	ASR Nederland NV	39,006	1,704
	Gemalto NV	23,749	1,465
*	Galapagos NV	11,841	1,406
	Aalberts Industries NV	25,751	1,406
	IMCD Group NV	15,758	1,053
2	Philips Lighting NV	26,214	1,031
	SBM Offshore NV	51,458	961
	BE Semiconductor Industries NV	9,404	905
	ASM International NV	12,473	898
	Boskalis Westminster	22,293	890
	TKH Group NV	12,819	852
	Koninklijke Vopak NV	17,709	799
	APERAM SA	13,319	792
*	OCI NV	26,611	676
	Eurocommercial Properties NV	14,144	667
	Wereldhave NV	11,141	553
2	Refresco Group NV	22,215	548
	Corbion NV	16,656	544
	PostNL NV	106,999	533
*	Rhi Magnesita NV	7,981	516
	Arcadis NV	19,149	434
2	GrandVision NV	16,627	387
*	Altice NV Class B	31,714	340
	Wessanen	15,812	340
*	TomTom NV	29,775	324
	Koninklijke BAM Groep NV	66,202	324
*	Fugro NV	18,323	305
	Vastned Retail NV	5,721	288
2	Intertrust NV	15,411	283
	NSI NV	6,011	265
	Accell Group	7,384	214
*,2 Takeaway.com NV		3,409	206
	Koninklijke Volkerwessels NV	6,889	204
	BinckBank NV	31,706	172
2	Flow Traders	6,726	168

*	ForFarmers NV	12,056	152
*,2 Basic-Fit NV		5,200	141
	Brunel International NV	4,071	80
	ASML Holding NV ADR	375	76
	AMG Advanced Metallurgical Group NV	447	24
			175,078
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	215,026	2,108
*	a2 Milk Co. Ltd.	199,240	1,356
	Spark New Zealand Ltd.	490,026	1,296
	Auckland International Airport Ltd.	247,883	1,221
	Fletcher Building Ltd.	195,071	1,125
	Ryman Healthcare Ltd.	120,436	972
	Contact Energy Ltd.	205,926	848
	Meridian Energy Ltd.	328,883	703
*	Xero Ltd.	22,633	566
	SKYCITY Entertainment Group Ltd.	167,460	511
	Z Energy Ltd.	87,205	491
	Kiwi Property Group Ltd.	431,435	439
	Mercury NZ Ltd.	171,365	435
	Trade Me Group Ltd.	128,371	427
	Mainfreight Ltd.	22,165	421
	Chorus Ltd.	134,610	409
	Summerset Group Holdings Ltd.	84,273	357
	Air New Zealand Ltd.	150,439	341
	Goodman Property Trust	330,776	332
	EBOS Group Ltd.	23,884	323
	Infratil Ltd.	134,679	322
	Freightways Ltd.	48,884	288
	Argosy Property Ltd.	299,714	236
	Genesis Energy Ltd.	126,986	233
	Vital Healthcare Property Trust	137,358	220
	Precinct Properties New Zealand Ltd.	225,936	220
	SKY Network Television Ltd.	91,193	196
	Metlifecare Ltd.	36,540	167
	Heartland Bank Ltd.	93,605	143
	New Zealand Refining Co. Ltd.	49,576	91
	Kathmandu Holdings Ltd.	32,196	58
*	TOWER Ltd.	26,604	13
			16,868
Norway (0.3%)
	Statoil ASA	287,987	6,748
	DNB ASA	320,478	6,514
	Telenor ASA	209,505	4,898
	Norsk Hydro ASA	376,199	2,739
	Yara International ASA	49,636	2,388
	Orkla ASA	228,778	2,381
	Marine Harvest ASA	115,479	2,000
	Subsea 7 SA	70,690	1,101
	Storebrand ASA	122,830	1,099
	Schibsted ASA Class B	32,673	987
	Gjensidige Forsikring ASA	44,412	838
	TGS NOPEC Geophysical Co. ASA	32,019	804
	Aker BP ASA	27,153	786
	Golar LNG Ltd.	24,500	669
	Tomra Systems ASA	36,614	620

	SpareBank 1 SR-Bank ASA	39,928	477
	Schibsted ASA Class A	14,356	462
	Bakkafrost P/F	11,138	454
2	Entra ASA	29,267	442
*	Norwegian Finans Holding ASA	38,403	438
	SpareBank 1 SMN	37,232	423
	Salmar ASA	14,790	402
	Veidekke ASA	34,585	370
	Aker ASA	6,302	361
	Atea ASA	21,815	338
	Leroy Seafood Group ASA	63,310	322
2	XXL ASA	24,440	302
	Borregaard ASA	30,747	274
	Grieg Seafood ASA	23,697	209
*	Petroleum Geo-Services ASA	67,163	199
*,2 Evry AS		47,356	197
*	Wallenius Wilhelmsen Logistics	23,155	193
*	Nordic Semiconductor ASA	32,248	192
	Stolt-Nielsen Ltd.	14,263	192
	Austevoll Seafood ASA	23,772	187
*	DNO ASA	145,158	185
*,2 Aker Solutions ASA		29,567	170
*	Otello Corp. ASA	42,243	132
*,2 BW LPG Ltd.		23,866	113
*	Akastor ASA	50,339	102
	Ocean Yield ASA	10,516	95
*	Sparebank 1 Oestlandet	7,478	92
*,^ Norwegian Air Shuttle ASA		2,898	85
	Norway Royal Salmon ASA	4,287	69
	Hoegh LNG Holdings Ltd.	6,871	54
*	REC Silicon ASA	292,534	44
*,^ Seadrill Ltd.		84,727	22
			42,169
Pakistan (0.0%)
	Habib Bank Ltd.	211,600	372
	Hub Power Co. Ltd.	343,000	307
	Lucky Cement Ltd.	52,200	291
	Oil & Gas Development Co. Ltd.	177,400	264
	Pakistan Petroleum Ltd.	132,400	247
	SUI Northern Gas Pipeline	174,900	187
	Pakistan State Oil Co. Ltd.	65,040	186
	Nishat Mills Ltd.	116,000	178
	United Bank Ltd.	95,600	167
	MCB Bank Ltd.	76,500	157
	Engro Corp. Ltd.	54,700	150
	DG Khan Cement Co. Ltd.	90,500	131
	Searle Co. Ltd.	37,768	129
	Engro Fertilizers Ltd.	189,840	120
	Fauji Cement Co. Ltd.	448,621	118
	Pakistan Oilfields Ltd.	22,800	116
	Thal Ltd.	21,750	109
	Fauji Fertilizer Co. Ltd.	120,900	99
	Millat Tractors Ltd.	7,060	84
	Kot Addu Power Co. Ltd.	130,000	68
*	SUI Southern Gas Co. Ltd.	206,500	66
	Mari Petroleum Co. Ltd.	3,990	56
	National Bank of Pakistan	103,000	46

*	Bank Alfalah Ltd.	16,000	7
			3,655
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	13,838	3,205
	Credicorp Ltd.	4,995	1,164
	Cia de Minas Buenaventura SAA ADR	61,113	943
	Volcan Cia Minera SAA Class B	788,240	336
			5,648
Philippines (0.2%)
	SM Investments Corp.	178,458	3,557
	SM Prime Holdings Inc.	2,508,650	1,804
	Ayala Land Inc.	1,930,900	1,666
	BDO Unibank Inc.	551,354	1,643
	Ayala Corp.	64,740	1,325
	JG Summit Holdings Inc.	866,910	1,294
	Bank of the Philippine Islands	416,485	967
	PLDT Inc.	31,060	948
	Aboitiz Equity Ventures Inc.	625,080	935
	Universal Robina Corp.	249,610	785
	Metropolitan Bank & Trust Co.	367,504	712
	International Container Terminal Services Inc.	308,880	682
	GT Capital Holdings Inc.	25,833	678
	Security Bank Corp.	136,640	655
	Jollibee Foods Corp.	104,570	580
	Manila Electric Co.	68,115	450
	Metro Pacific Investments Corp.	3,531,900	445
	DMCI Holdings Inc.	1,475,900	414
	LT Group Inc.	785,600	344
*	Alliance Global Group Inc.	999,500	299
	Aboitiz Power Corp.	362,120	290
	Robinsons Retail Holdings Inc.	149,000	275
	Semirara Mining & Power Corp. Class A	367,836	272
	Globe Telecom Inc.	7,195	266
	Megaworld Corp.	2,702,900	261
	Manila Water Co. Inc.	427,700	236
	Puregold Price Club Inc.	214,200	223
	Pilipinas Shell Petroleum Corp.	182,260	222
*	Bloomberry Resorts Corp.	925,300	221
	D&L Industries Inc.	751,700	178
	Robinsons Land Corp.	401,800	163
	Vista Land & Lifescapes Inc.	1,181,800	161
*	DoubleDragon Properties Corp.	203,900	152
	Cosco Capital Inc.	887,400	125
	Century Pacific Food Inc.	394,200	120
	Filinvest Land Inc.	3,219,000	117
	Nickel Asia Corp.	874,500	112
	Petron Corp.	586,300	110
*	Melco Resorts And Entertainment Philippines Corp.	590,500	98
	First Gen Corp.	278,700	87
	Cebu Air Inc.	36,440	70
	First Philippine Holdings Corp.	55,160	66
	Lopez Holdings Corp.	440,600	47
*,2 CEMEX Holdings Philippines Inc.		493,900	40
	Energy Development Corp.	331,819	37
*	Robinsons Land Co Rights Exp. 02/01/18	107,961	6
			24,138

Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	104,691	3,396
*	Powszechna Kasa Oszczednosci Bank Polski SA	242,006	3,299
	Powszechny Zaklad Ubezpieczen SA	161,045	2,201
	Bank Pekao SA	45,365	1,841
	KGHM Polska Miedz SA	36,524	1,199
	LPP SA	402	1,168
	Bank Zachodni WBK SA	7,698	966
	Polskie Gornictwo Naftowe i Gazownictwo SA	454,349	891
*	PGE Polska Grupa Energetyczna SA	220,704	784
	CD Projekt SA	19,797	686
*	Alior Bank SA	22,879	584
	CCC SA	6,293	543
*	mBank SA	3,120	475
*	Bank Millennium SA	157,377	451
	Grupa Lotos SA	24,908	441
*	Jastrzebska Spolka Weglowa SA	13,779	400
*	Orange Polska SA	198,792	364
*,2 Dino Polska SA		13,235	331
	Cyfrowy Polsat SA	44,317	319
	Bank Handlowy w Warszawie SA	11,626	294
	Grupa Azoty SA	13,602	288
*,2 PLAY Communications SA		28,229	287
	KRUK SA	4,048	278
*	Tauron Polska Energia SA	300,511	272
	Energa SA	71,262	256
	Asseco Poland SA	16,833	234
	Eurocash SA	25,626	206
	Enea SA	55,620	183
	Kernel Holding SA	11,514	175
	Budimex SA	2,399	148
*	Boryszew SA	50,430	145
	Warsaw Stock Exchange	9,251	132
*	PKP Cargo SA	7,179	130
*	Ciech SA	5,603	103
	Lubelski Wegiel Bogdanka SA	4,449	90
*	Medicalgorithmics SA	1,278	75
	Neuca SA	465	37
*	Getin Noble Bank SA	48,231	26
*	Getin Holding SA	53,314	24
			23,722
Portugal (0.1%)
	Galp Energia SGPS SA	163,225	3,118
	EDP - Energias de Portugal SA	626,674	2,199
	Jeronimo Martins SGPS SA	69,950	1,490
*	Banco Comercial Portugues SA	2,568,762	1,026
	Sonae SGPS SA	292,736	470
	NOS SGPS SA	57,895	394
	EDP Renovaveis SA	41,645	364
	Navigator Co. SA	56,123	315
	Semapa-Sociedade de Investimento e Gestao	13,578	310
	REN - Redes Energeticas Nacionais SGPS SA	92,332	288
	CTT-Correios de Portugal SA	47,438	203
	Corticeira Amorim SGPS SA	8,976	115
	Altri SGPS SA	13,342	81
*	Banco BPI SA	38,977	65
	Mota-Engil SGPS SA	12,362	61

Sonaecom SGPS SA	15,610	45
* Banco Espirito Santo SA	428,634	1
		10,545
Qatar (0.1%)
Qatar National Bank QPSC	66,990	2,488
Industries Qatar QSC	49,183	1,479
Masraf Al Rayan QSC	101,387	1,127
Ooredoo QPSC	22,140	581
Qatar Insurance Co. SAQ	36,850	516
* Commercial Bank PQSC	61,073	470
Qatar Islamic Bank SAQ	15,816	426
Qatar Electricity & Water Co. QSC	7,451	396
Qatar Gas Transport Co. Ltd.	72,777	375
Doha Bank QPSC	40,734	368
United Development Co. QSC	60,456	281
* Vodafone Qatar QSC	115,612	224
Barwa Real Estate Co.	20,090	209
Qatar International Islamic Bank QSC	10,164	170
Ezdan Holding Group QSC	32,804	104
* Gulf Warehousing Co.	7,703	87
Medicare Group	3,191	67
Qatari Investors Group QSC	6,410	59
Al Meera Consumer Goods Co. QSC	1,346	57
Gulf International Services QSC	9,215	48
Salam International Investment Ltd. QSC	21,199	41
Aamal Co.	270	1
Qatar Navigation QSC	17	—
		9,574
Russia (0.4%)
Sberbank of Russia PJSC ADR	585,219	11,794
Lukoil PJSC ADR	138,929	9,180
Gazprom PJSC ADR	1,157,147	5,826
Novatek PJSC	301,576	3,904
Sberbank of Russia PJSC	783,021	3,684
Tatneft PJSC ADR	58,008	3,518
MMC Norilsk Nickel PJSC ADR	130,244	2,679
Magnit PJSC GDR	113,668	2,551
Surgutneftegas OJSC ADR (London Shares)	405,991	2,068
Rosneft Oil Co. PJSC GDR	323,092	1,981
Gazprom PJSC	639,861	1,632
Mobile TeleSystems PJSC	285,592	1,570
AK Transneft OAO Preference Shares	430	1,377
Alrosa PJSC	668,000	968
Severstal PJSC	52,437	857
Moscow Exchange MICEX-RTS PJSC	406,415	831
Tatneft PJSC	73,240	736
2 VTB Bank PJSC GDR	359,341	680
VTB Bank PJSC	765,146,460	672
Novolipetsk Steel PJSC	228,169	597
Inter RAO UES PJSC	8,665,172	584
PhosAgro PJSC GDR	27,995	446
Magnitogorsk Iron & Steel Works PJSC	482,831	392
RusHydro PJSC	29,234,242	377
Aeroflot PJSC	156,300	371
MegaFon PJSC GDR	34,790	337
Tatneft PAO Preference Shares	42,152	307

Rostelecom PJSC	239,573	286
Federal Grid Co. Unified Energy System PJSC	78,720,000	245
* M.Video PJSC	25,520	182
* DIXY Group PJSC	31,640	182
Mosenergo PJSC	3,281,038	159
Bashneft PJSC	3,712	149
LSR Group PJSC GDR	47,842	144
Unipro PJSC	2,787,900	125
* Uralkali PJSC	59,676	125
ROSSETI PJSC	7,635,193	124
* RussNeft PJSC	11,177	120
* Novorossiysk Commercial Sea Port PJSC	759,000	118
Sistema PJSC FC GDR	24,816	112
Acron PJSC	1,471	108
Safmar Financial Investment	7,460	101
* Mechel PJSC	38,802	101
2 Detsky Mir PJSC	58,720	97
* Raspadskaya OJSC	41,689	76
TGC-1 PJSC	340,600,000	73
TMK PJSC	43,750	65
* OGK-2 PJSC	5,963,000	55
TMK PJSC GDR	6,181	37
Sistema PJSC FC	106,900	23
Rosneft Oil Co. PJSC	3,288	20
Novatek PJSC GDR	33	4
		62,750
Singapore (0.4%)
DBS Group Holdings Ltd.	522,094	10,479
Oversea-Chinese Banking Corp. Ltd.	988,138	9,715
United Overseas Bank Ltd.	390,000	8,140
Singapore Telecommunications Ltd.	2,238,000	6,038
Keppel Corp. Ltd.	410,113	2,700
CapitaLand Ltd.	672,900	1,965
Genting Singapore plc	1,552,100	1,594
Singapore Exchange Ltd.	219,610	1,371
Ascendas REIT	635,273	1,334
Venture Corp. Ltd.	75,200	1,317
Wilmar International Ltd.	534,173	1,301
City Developments Ltd.	125,500	1,265
Singapore Airlines Ltd.	139,820	1,204
Suntec REIT	676,700	1,066
Singapore Technologies Engineering Ltd.	407,900	1,046
CapitaLand Mall Trust	616,400	988
CapitaLand Commercial Trust	626,853	893
UOL Group Ltd.	126,955	883
ComfortDelGro Corp. Ltd.	547,400	875
Singapore Press Holdings Ltd.	426,400	856
Jardine Cycle & Carriage Ltd.	26,588	808
SATS Ltd.	174,200	733
Hutchison Port Holdings Trust	1,616,500	669
Mapletree Commercial Trust	508,398	654
Sembcorp Industries Ltd.	250,131	646
Mapletree Logistics Trust	563,499	589
Mapletree Industrial Trust	335,800	543
^ Sembcorp Marine Ltd.	276,489	525
Keppel REIT	515,188	506
* NetLink NBN Trust	798,800	505

	Golden Agri-Resources Ltd.	1,698,019	491
	Mapletree Greater China Commercial Trust	509,600	490
^	Singapore Post Ltd.	397,500	391
	Manulife US REIT	359,000	352
	StarHub Ltd.	159,200	350
	Frasers Logistics & Industrial Trust	370,000	322
	Raffles Medical Group Ltd.	343,000	290
	CapitaLand Retail China Trust	215,400	278
	CDL Hospitality Trusts	196,688	273
	United Engineers Ltd.	133,000	267
	Ascott Residence Trust	277,209	266
	Frasers Centrepoint Trust	150,500	260
	SIA Engineering Co. Ltd.	98,500	251
	Keppel DC REIT	229,475	250
	Parkway Life REIT	106,686	246
	OUE Hospitality Trust	355,500	243
	Starhill Global REIT	413,000	243
	Keppel Infrastructure Trust	550,300	239
	Lippo Malls Indonesia Retail Trust	689,400	220
	Wing Tai Holdings Ltd.	102,400	189
	First REIT	174,600	188
	First Resources Ltd.	128,000	185
	Asian Pay Television Trust	397,600	175
	Soilbuild Business Space REIT	327,740	169
	Frasers Commercial Trust	151,518	169
	Cache Logistics Trust	249,765	165
	Far East Hospitality Trust	279,700	163
	Ascendas Hospitality Trust	225,000	154
	Frasers Centrepoint Ltd.	94,000	154
	ESR-REIT	316,400	142
	SPH REIT	175,700	140
	Frasers Hospitality Trust	204,000	126
^	Yoma Strategic Holdings Ltd.	310,430	119
^	M1 Ltd.	79,200	112
	OUE Ltd.	57,600	94
	RHT Health Trust	147,100	91
^	Sabana Shari'ah Compliant Industrial REIT	293,300	90
	Accordia Golf Trust	158,100	84
	Indofood Agri Resources Ltd.	270,000	82
	Silverlake Axis Ltd.	177,499	77
	Bumitama Agri Ltd.	133,200	76

*,^,3 Ezion Holdings Ltd.		445,506	67
	Sheng Siong Group Ltd.	87,100	62
	Boustead Singapore Ltd.	58,100	37
^	Noble Group Ltd.	192,460	37
^	Hyflux Ltd.	54,000	15

*,^,3 Ezra Holdings Ltd.		344,056	3
*,3 Ezion Holdings Ltd. Warrants Exp. 04/15/2020		102,200	2
			70,097
South Africa (0.8%)
	Naspers Ltd.	123,030	35,038
	Standard Bank Group Ltd.	400,494	6,779
	MTN Group Ltd.	561,796	6,221
	Sasol Ltd.	167,222	6,009
	FirstRand Ltd.	1,060,374	5,948

Sanlam Ltd.	478,256	3,560
Barclays Africa Group Ltd.	195,149	2,966
Remgro Ltd.	140,914	2,810
Shoprite Holdings Ltd.	123,787	2,577
Vodacom Group Ltd.	172,106	2,378
Aspen Pharmacare Holdings Ltd.	98,768	2,257
Bidvest Group Ltd.	101,420	2,135
Bid Corp. Ltd.	94,214	2,113
Growthpoint Properties Ltd.	730,340	1,715
Tiger Brands Ltd.	43,481	1,691
Mr Price Group Ltd.	67,369	1,626
Woolworths Holdings Ltd.	254,859	1,381
Discovery Ltd.	91,305	1,297
AngloGold Ashanti Ltd.	115,121	1,284
NEPI Rockcastle plc	92,850	1,266
Nedbank Group Ltd.	56,432	1,259
Redefine Properties Ltd.	1,356,129	1,241
RMB Holdings Ltd.	177,567	1,182
Sappi Ltd.	161,219	1,159
Imperial Holdings Ltd.	43,812	1,051
Truworths International Ltd.	120,809	996
Gold Fields Ltd.	223,503	968
Life Healthcare Group Holdings Ltd.	418,263	959
Foschini Group Ltd.	58,522	958
Capitec Bank Holdings Ltd.	14,127	954
Netcare Ltd.	429,935	942
Clicks Group Ltd.	63,233	910
SPAR Group Ltd.	51,414	889
Mondi Ltd.	33,073	885
Resilient REIT Ltd.	88,581	875
Barloworld Ltd.	61,066	869
Exxaro Resources Ltd.	71,890	867
AVI Ltd.	86,978	790
Hyprop Investments Ltd.	72,741	710
PSG Group Ltd.	36,129	677
Rand Merchant Investment Holdings Ltd.	180,815	676
Investec Ltd.	77,790	611
* Fortress REIT Ltd. Class B	216,216	548
Pick n Pay Stores Ltd.	93,244	535
* Impala Platinum Holdings Ltd.	170,978	525
Sibanye Gold Ltd.	439,495	518
* Fortress REIT Ltd. Class A	335,804	501
MMI Holdings Ltd.	260,004	497
Coronation Fund Managers Ltd.	72,411	481
Steinhoff International Holdings NV (Johannesburg Shares)	807,180	465
Kumba Iron Ore Ltd.	14,986	453
* Anglo American Platinum Ltd.	14,871	447
* Super Group Ltd.	112,906	426
Pioneer Foods Group Ltd.	37,173	411
* Northam Platinum Ltd.	93,536	409
AECI Ltd.	45,345	395
Reunert Ltd.	59,789	377
Massmart Holdings Ltd.	31,321	368
SA Corporate Real Estate Ltd.	862,059	366
Astral Foods Ltd.	18,017	361
Vukile Property Fund Ltd.	202,750	354
Telkom SA SOC Ltd.	74,605	324

*	PPC Ltd.	464,396	318
*	Attacq Ltd.	191,840	317
	Liberty Holdings Ltd.	28,356	314
	JSE Ltd.	18,876	299
	African Rainbow Minerals Ltd.	27,614	297
	KAP Industrial Holdings Ltd.	391,340	282
	Santam Ltd.	11,134	280
	Tongaat Hulett Ltd.	28,436	276
	Brait SE	82,074	267
	Tsogo Sun Holdings Ltd.	121,136	263
	Assore Ltd.	9,574	254
	Wilson Bayly Holmes-Ovcon Ltd.	18,265	244
	EOH Holdings Ltd.	43,545	235
	Trencor Ltd.	56,958	232
	Advtech Ltd.	155,798	226
	Emira Property Fund Ltd.	177,762	223
*,2 Steinhoff Africa Retail Ltd.		121,070	214
	Harmony Gold Mining Co. Ltd.	122,785	211
	Omnia Holdings Ltd.	16,576	204
*	Nampak Ltd.	154,905	199
*	Curro Holdings Ltd.	60,826	197
	Blue Label Telecoms Ltd.	170,986	196
*	Famous Brands Ltd.	20,883	196
	Cashbuild Ltd.	5,045	194
	DataTec Ltd.	67,690	176
2	Dis-Chem Pharmacies Ltd.	53,653	165
	Arrowhead Properties Ltd.	254,555	144
	Hosken Consolidated Investments Ltd.	10,953	139
	MAS Real Estate Inc.	64,750	138
	Murray & Roberts Holdings Ltd.	126,635	129
	Rebosis Property Fund Ltd.	132,655	114
	City Lodge Hotels Ltd.	9,147	113
*	Grindrod Ltd.	98,088	109
	Zeder Investments Ltd.	192,785	106
	Adcock Ingram Holdings Ltd.	18,877	104
*	Sun International Ltd.	17,958	101
	Alexander Forbes Group Holdings Ltd.	171,753	101
	Mpact Ltd.	38,733	88
*	Adcorp Holdings Ltd.	57,923	86
	Invicta Holdings Ltd.	15,867	75
	Delta Property Fund Ltd.	143,041	75
	Peregrine Holdings Ltd.	35,263	73
	Ascendis Health Ltd.	71,819	72
	Metair Investments Ltd.	38,433	69
	Hudaco Industries Ltd.	5,387	67
	Merafe Resources Ltd.	433,790	61
*	Stadio Holdings Ltd.	95,616	60
	Lewis Group Ltd.	17,093	48
	DRDGOLD Ltd.	143,105	44
	Raubex Group Ltd.	24,403	44
	Clover Industries Ltd.	31,279	40
	Oceana Group Ltd.	5,057	36
	Alviva Holdings Ltd.	18,929	28
*	ArcelorMittal South Africa Ltd.	85,605	27
*	Adbee Rf Ltd.	3,376	14
	Group Five Ltd.	15,342	13
	Steinhoff International Holdings NV	19,964	11

*	Royal Bafokeng Platinum Ltd.	3,748	10
*	Aveng Ltd.	60,206	10
*	Consolidated Infrastructure Group Ltd.	27,550	9
*	Sandown Capital Pty Ltd.	25,682	7
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	1
*	Novus Holdings Ltd.	238	—
			128,885
South Korea (1.8%)
	Samsung Electronics Co. Ltd. GDR	43,165	51,247
	Samsung Electronics Co. Ltd.	5,355	12,516
	Samsung Electronics Co. Ltd. Preference Shares	6,055	11,967
	SK Hynix Inc.	154,287	10,591
	NAVER Corp.	7,806	6,649
*,^ Celltrion Inc.		22,528	6,636
	Hyundai Motor Co.	43,273	6,572
	LG Chem Ltd.	12,924	5,227
	Shinhan Financial Group Co. Ltd.	97,622	4,847
	Hyundai Mobis Co. Ltd.	19,203	4,453
	KB Financial Group Inc. ADR	70,886	4,442
	Hana Financial Group Inc.	86,538	4,217
	POSCO	11,253	4,014
	SK Innovation Co. Ltd.	19,795	3,791
	POSCO ADR	37,337	3,341
	KT&G Corp.	31,767	3,168
	LG Electronics Inc.	31,569	3,028
	KB Financial Group Inc.	46,300	2,912
	Amorepacific Corp.	9,891	2,771
	Samsung C&T Corp.	20,828	2,769
	Samsung SDI Co. Ltd.	14,965	2,759
	SK Holdings Co. Ltd.	9,092	2,711
	LG Household & Health Care Ltd.	2,387	2,629
	Samsung Fire & Marine Insurance Co. Ltd.	9,385	2,538
	Korea Electric Power Corp.	73,627	2,463
	Kia Motors Corp.	75,368	2,444
	Woori Bank	138,912	2,190
	Samsung Life Insurance Co. Ltd.	17,451	2,108
	Samsung SDS Co. Ltd.	8,736	2,097
	NCSoft Corp.	5,042	2,086
	LG Corp.	24,647	2,056
	LG Display Co. Ltd.	64,509	1,938
	Shinhan Financial Group Co. Ltd. ADR	36,991	1,820
	Lotte Chemical Corp.	4,052	1,593
*,^ Celltrion Healthcare Co. Ltd.		12,409	1,580
	Samsung Electro-Mechanics Co. Ltd.	15,747	1,567
*,2 Samsung Biologics Co. Ltd.		3,806	1,553
	E-MART Inc.	5,612	1,525
*,^ SillaJen Inc.		14,527	1,454
	Coway Co. Ltd.	15,395	1,372
*	Hyundai Heavy Industries Co. Ltd.	10,252	1,332
	Mirae Asset Daewoo Co. Ltd.	125,629	1,323
	Korea Zinc Co. Ltd.	2,710	1,307
*	Hyundai Robotics Co. Ltd.	3,040	1,297
	S-Oil Corp.	11,170	1,287
^	Kakao Corp.	9,620	1,262
	Industrial Bank of Korea	72,208	1,125
	Hankook Tire Co. Ltd.	22,102	1,107
	Hyundai Steel Co.	19,945	1,063

	Hanmi Pharm Co. Ltd.	1,897	1,060
	AMOREPACIFIC Group	7,801	1,036
*,^ ViroMed Co. Ltd.		3,848	954
	Hyundai Motor Co. Preference Shares	11,020	954
	DB Insurance Co. Ltd.	14,047	951
	GS Holdings Corp.	13,909	904
	Korea Aerospace Industries Ltd.	18,298	903
	Kangwon Land Inc.	28,990	880
	Korea Investment Holdings Co. Ltd.	10,723	877
	Hyundai Engineering & Construction Co. Ltd.	21,022	844
	Hotel Shilla Co. Ltd.	9,587	832
	SK Telecom Co. Ltd. ADR	30,122	829
*	Samsung Engineering Co. Ltd.	49,696	813
	BNK Financial Group Inc.	81,851	812
	Hyosung Corp.	6,327	800
2	Netmarble Games Corp.	4,833	785
	Hyundai Motor Co. 2nd Preference Shares	8,048	784
	Hyundai Marine & Fire Insurance Co. Ltd.	17,994	780
	Samsung Securities Co. Ltd.	19,087	778
	Hyundai Glovis Co. Ltd.	5,874	768
	OCI Co. Ltd.	4,823	763
	SK Telecom Co. Ltd.	2,978	739
	LG Uplus Corp.	55,029	737
	Hanwha Chemical Corp.	21,819	719
	Hyundai Development Co-Engineering & Construction	16,406	679
*	Samsung Heavy Industries Co. Ltd.	77,717	668
	LG Chem Ltd. Preference Shares	2,829	656
	Medy-Tox Inc.	1,144	652
	Orion Corp.	5,907	647
	Hanon Systems	52,224	638
	Shinsegae Inc.	1,929	620
	Daelim Industrial Co. Ltd.	7,898	600
	Hanwha Corp.	13,518	596
	LG Household & Health Care Ltd. Preference Shares	932	591
	KCC Corp.	1,496	589
	DGB Financial Group Inc.	48,829	567
	S-1 Corp.	5,939	553
	CJ Corp.	3,197	551
	NH Investment & Securities Co. Ltd.	34,715	546
	CJ CheilJedang Corp.	1,606	539
	Lotte Shopping Co. Ltd.	2,374	536
	Hanwha Life Insurance Co. Ltd.	75,081	527
	Lotte Corp.	7,920	518
*,^ Doosan Infracore Co. Ltd.		48,176	498
	LG Innotek Co. Ltd.	4,244	497
2	ING Life Insurance Korea Ltd.	8,998	493
	Yuhan Corp.	2,255	491
	Hanssem Co. Ltd.	2,954	472
*,^ Celltrion Pharm Inc.		5,157	471
	Korean Air Lines Co. Ltd.	12,848	464
	Kumho Petrochemical Co. Ltd.	4,781	461
	CJ E&M Corp.	5,447	460
	Hyundai Department Store Co. Ltd.	4,642	452
	Mando Corp.	1,724	448
	Meritz Securities Co. Ltd.	89,383	443
*	Korea Gas Corp.	9,521	440
*,^ HLB Inc.		9,797	429

*,^ Hanall Biopharma Co. Ltd.		11,383	425
	Hanmi Science Co. ltd	4,243	417
	Amorepacific Corp. Preference Shares	2,853	416
	Cheil Worldwide Inc.	20,329	404
*	Hyundai Mipo Dockyard Co. Ltd.	3,873	403
	Doosan Corp.	3,475	386
*,^ Chabiotech Co. Ltd.		10,470	380
^	Hyundai Wia Corp.	6,465	375
	BGF retail Co. Ltd.	1,802	371
*,^ Komipharm International Co. Ltd.		9,753	367
	Kolon Industries Inc.	4,624	352
	POSCO Chemtech Co. Ltd.	7,607	351
	Koh Young Technology Inc.	3,972	350
*	Hyundai Construction Equipment Co. Ltd.	1,790	342
*	CJ Logistics Corp.	2,507	340
^	Korea Kolmar Co. Ltd.	4,041	339
^	KIWOOM Securities Co. Ltd.	3,278	328
	Green Cross Corp.	1,466	325
	Green Cross Holdings Corp.	8,097	324
*,^ NHN Entertainment Corp.		4,148	321
*,3 Hyundai Merchant Marine Co. Ltd.		73,520	318
	Com2uSCorp	2,322	317
^	GS Engineering & Construction Corp.	10,113	314
	GS Retail Co. Ltd.	8,613	314
*	Daewoo Engineering & Construction Co. Ltd.	52,895	307
^	Paradise Co. Ltd.	13,822	306
*,^ Kumho Tire Co. Inc.		54,297	303
	LOTTE Fine Chemical Co. Ltd.	4,172	300
*,^ Hanwha Techwin Co. Ltd.		9,335	294
*,^ Genexine Co. Ltd.		4,020	293
	Meritz Fire & Marine Insurance Co. Ltd.	12,244	286
	LS Corp.	3,811	282
*	Hugel Inc.	528	279
	Korea Petrochemical Ind Co. Ltd.	862	267
^	WONIK IPS Co. Ltd.	8,495	262
*	Medipost Co. Ltd.	2,408	260
	Taekwang Industrial Co. Ltd.	199	257
	SFA Engineering Corp.	7,090	256
	Hyundai Home Shopping Network Corp.	2,274	254
	Chong Kun Dang Pharmaceutical Corp.	1,842	253
	Samyang Holdings Corp.	2,219	252
*	Pan Ocean Co. Ltd.	44,379	250
	Samsung Card Co. Ltd.	6,838	249
	CJ O Shopping Co. Ltd.	1,159	244
^	Cosmax Inc.	2,006	242
*,^ SK Chemicals Co. Ltd.		2,221	239
^	SK Materials Co. Ltd.	1,471	234
	NongShim Co. Ltd.	772	234
	Hyundai Greenfood Co. Ltd.	15,539	234
	Posco Daewoo Corp.	10,261	232
	Daishin Securities Co. Ltd.	14,831	227
	Ottogi Corp.	307	221
	Korean Reinsurance Co.	19,191	219
*,^ Advanced Process Systems Corp.		6,612	218
	Daewoong Co. Ltd.	11,845	215
*	Asiana Airlines Inc.	42,168	213
	Taeyoung Engineering & Construction Co. Ltd.	18,812	213

	Doosan Heavy Industries & Construction Co. Ltd.	13,264	211
	GS Home Shopping Inc.	1,014	211
	Orion Holdings Corp.	8,252	211
	Douzone Bizon Co. Ltd.	4,685	210
	DoubleUGames Co. Ltd.	3,487	200
	LS Industrial Systems Co. Ltd.	3,095	200
	Loen Entertainment Inc.	1,895	196
	Dongsuh Cos. Inc.	7,129	195
	Meritz Financial Group Inc.	12,474	193
^	CJ CGV Co. Ltd.	2,668	190
	Youngone Corp.	6,334	189
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	187
	Daou Technology Inc.	7,947	186
	SK Networks Co. Ltd.	30,571	186
	Poongsan Corp.	3,950	186
	Huchems Fine Chemical Corp.	7,579	180
	Hana Tour Service Inc.	1,714	180
*	Yuanta Securities Korea Co. Ltd.	38,496	179
	Hanwha General Insurance Co. Ltd.	21,067	179
	AK Holdings Inc.	2,228	178
	Kolon Corp.	3,096	178
	Dongkuk Steel Mill Co. Ltd.	15,616	178
*	Webzen Inc.	6,346	177
	Seoul Semiconductor Co. Ltd.	7,662	176
	Doosan Bobcat Inc.	5,059	175
	KEPCO Plant Service & Engineering Co. Ltd.	4,453	175
	Bukwang Pharmaceutical Co. Ltd.	6,755	174
	SKC Co. Ltd.	4,069	173
	Daewoong Pharmaceutical Co. Ltd.	1,015	172
^	Innocean Worldwide Inc.	2,612	172
	Soulbrain Co. Ltd.	2,999	171
	Dong-A ST Co. Ltd.	1,528	170
	Modetour Network Inc.	5,428	169
	SL Corp.	6,678	169
	LG Hausys Ltd.	1,962	168
*	Hyundai Rotem Co. Ltd.	10,412	167
	LOTTE Himart Co. Ltd.	2,295	165
	Ssangyong Cement Industrial Co. Ltd.	7,981	165
	Iljin Materials Co. Ltd.	4,510	164
*	Yungjin Pharmaceutical Co. Ltd.	17,777	163
	Fila Korea Ltd.	1,985	160
	Eo Technics Co. Ltd.	1,839	160
	LF Corp.	4,969	159
*,^ SK Securities Co. Ltd.		126,052	157
	SK Gas Ltd.	1,565	155
	CJ CheilJedang Corp. Preference Shares	1,090	155
*,^ Gamevil Inc.		2,389	152
^	LIG Nex1 Co. Ltd.	2,755	151
*	Osstem Implant Co. Ltd.	2,787	151
	Hanil Cement Co. Ltd.	947	148
*	Hyundai Electric & Energy System Co. Ltd.	1,283	148
^	Kolon Life Science Inc.	1,558	147
*,^ Foosung Co. Ltd.		14,322	145
*	Hanjin Kal Corp.	6,454	140
	Hite Jinro Co. Ltd.	6,473	139
	Ilyang Pharmaceutical Co. Ltd.	3,501	139
	Youlchon Chemical Co. Ltd.	7,368	139

*	Seegene Inc.	3,900	139
	JB Financial Group Co. Ltd.	21,715	134
	JW Pharmaceutical Corp.	2,828	132
	Lock&Lock Co. Ltd.	5,144	131
*	iNtRON Biotechnology Inc.	2,985	131
	Dongwon Industries Co. Ltd.	415	131
	Able C&C Co. Ltd.	7,592	131
	Daesang Corp.	5,170	130
^	It's Hanbul Co. Ltd.	2,175	129
^	Jusung Engineering Co. Ltd.	10,459	128
*	Wonik Holdings Co. Ltd.	17,538	127
	MegaStudy Co. Ltd.	3,710	122
*,^ Binex Co. Ltd.		11,366	121
	Korea Electric Terminal Co. Ltd.	1,823	119
	LEENO Industrial Inc.	2,065	118
^	KEPCO Engineering & Construction Co. Inc.	5,282	118
	Dongjin Semichem Co. Ltd.	7,670	118
^	Dawonsys Co. Ltd.	5,674	118
*,^ CMG Pharmaceutical Co. Ltd.		16,869	117
	Hansol Chemical Co. Ltd.	1,859	117
*	CrystalGenomics Inc.	4,601	116
	Hyundai Elevator Co. Ltd.	2,055	116
*,^ KONA I Co. Ltd.		9,122	116
	Caregen Co. Ltd.	1,328	115
	Daeduck Electronics Co.	12,627	114
	Nexen Tire Corp.	9,585	113
	SPC Samlip Co. Ltd.	758	113
	Lotte Chilsung Beverage Co. Ltd.	79	112
	LG International Corp.	3,990	112
	DB HiTek Co. Ltd.	8,062	112
	CJ Hello Co. Ltd.	12,615	111
*,^ Peptron Inc.		1,499	110
*	Homecast Co. Ltd.	8,376	110
*	Amicogen Inc.	2,224	109
	Tongyang Inc.	50,362	108
	Daeduck GDS Co. Ltd.	4,953	107
	Ahnlab Inc.	2,032	107
*	Insun ENT Co. Ltd.	14,296	105
*	DIO Corp.	2,745	104
	Sebang Global Battery Co. Ltd.	3,049	104
*,^ Interflex Co. Ltd.		3,142	103
	Sam Young Electronics Co. Ltd.	8,042	103
	NICE Information Service Co. Ltd.	10,929	102
^	IS Dongseo Co. Ltd.	2,765	102
	Namhae Chemical Corp.	8,782	102
^	Toptec Co. Ltd.	3,960	101
	Partron Co. Ltd.	10,577	101
*	APS Holdings Corp.	12,895	101
^	Samyang Corp.	1,042	100
*	ATGen Co. Ltd.	4,640	100
	Seah Besteel Corp.	3,350	100
*	Hanwha Investment & Securities Co. Ltd.	28,944	99
	SK Discovery Co. Ltd.	2,068	99
	Songwon Industrial Co. Ltd.	4,340	98
	TES Co. Ltd.	2,989	98
^	Silicon Works Co. Ltd.	1,927	97
*	PearlAbyss Corp.	412	97

	NS Shopping Co. Ltd.	6,400	97
	Lotte Food Co. Ltd.	162	97
	Hankook Tire Worldwide Co. Ltd.	5,128	95
	Interpark Holdings Corp.	23,623	94
	LG Electronics Inc. Preference Shares	2,321	94
*,^ Leaders Cosmetics Co. Ltd.		4,938	94
*,^ Jenax Inc.		3,125	93
*	Pharmicell Co. Ltd.	16,212	93
	Hanwha Corp. Preference Shares	5,082	92
*	GNCO Co. Ltd.	33,968	92
^	YG Entertainment Inc.	3,272	91
	Young Poong Corp.	91	90
*	KTB Investment & Securities Co. Ltd.	17,627	90
^	JW Holdings Corp.	10,368	90
*	Neowiz	6,330	90
	Korea Asset In Trust Co. Ltd.	12,788	89
^	Coreana Cosmetics Co. Ltd.	13,463	88
*	SM Entertainment Co.	2,434	88
	Halla Holdings Corp.	1,555	88
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	87
	S&T Motiv Co. Ltd.	1,871	87
	Binggrae Co. Ltd.	1,397	86
	Cell Biotech Co. Ltd.	1,908	86
	InBody Co. Ltd.	2,162	86
	Daekyo Co. Ltd.	11,162	85
	Kwangju Bank Co. Ltd.	7,106	85
	Huons Co. Ltd.	859	81
*,^ Duk San Neolux Co. Ltd.		4,300	79
*,^ Taihan Electric Wire Co. Ltd.		58,282	79
*,^ GemVax & Kael Co. Ltd.		5,608	78
	Kumho Industrial Co. Ltd.	8,282	78
^	ST Pharm Co. Ltd.	1,875	77
	WeMade Entertainment Co. Ltd.	1,456	77
	NICE Holdings Co. Ltd.	4,789	76
	Hansae Co. Ltd.	2,942	75
	Green Cross Cell Corp.	1,282	75
^	Lutronic Corp.	5,622	74
	Grand Korea Leisure Co. Ltd.	2,480	71
^	Dae Hwa Pharmaceutical Co. Ltd.	2,420	70
	INTOPS Co. Ltd.	7,008	70
^	Hankook Shell Oil Co. Ltd.	194	69
*	Korea Line Corp.	2,370	69
	Sindoh Co. Ltd.	1,039	69
	Namyang Dairy Products Co. Ltd.	105	69
*	Eugene Investment & Securities Co. Ltd.	17,472	69
	Handsome Co. Ltd.	2,264	69
*,^ Emerson Pacific Inc.		2,866	68
^	Jeil Pharmaceutical Co. Ltd.	982	68
	iMarketKorea Inc.	7,080	67
^	CJ Freshway Corp.	2,037	67
*,^ Aprogen pharmaceuticals Inc.		15,801	65
	Mirae Asset Life Insurance Co. Ltd.	12,832	65
	Dong-A Socio Holdings Co. Ltd.	464	64
	DongKook Pharmaceutical Co. Ltd.	967	64
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	64
	Seoyon E-Hwa Co. Ltd.	6,227	63
	Hansol Paper Co. Ltd.	4,347	63

*	3S Korea Co. Ltd.	28,794	63
^	Vieworks Co. Ltd.	1,505	62
*,^ NUTRIBIOTECH Co. Ltd.		2,426	59
	Posco ICT Co. Ltd.	6,926	59
*,^ CUROCOM Co. Ltd.		21,142	58
	KC Tech Co. Ltd.	2,941	57
	i-SENS Inc.	2,173	56
*	Hyundai Heavy Industries Co. Ltd. Rights Exp. 03/09/2018	1,811	56
*	Lotte Confectionery Co. Ltd.	340	56
	SeAH Steel Corp.	566	55
^	Byucksan Corp.	13,450	55
	Dae Han Flour Mills Co. Ltd.	334	54
*	Ssangyong Motor Co.	9,829	54
	Hanjin Transportation Co. Ltd.	2,100	54
	KISWIRE Ltd.	1,665	54
*,^ COSON Co. Ltd.		4,633	52
	ICD Co. Ltd.	4,187	51
*	Naturalendo Tech Co. Ltd.	2,354	51
	Shinyoung Securities Co. Ltd.	878	50
	Woongjin Thinkbig Co. Ltd.	7,243	50
	Samchully Co. Ltd.	442	49
	BGF Co. Ltd.	3,363	48
	Dongwon F&B Co. Ltd.	196	48
	Huons Global Co. Ltd.	743	47
	SBS Media Holdings Co. Ltd.	14,100	46
	KT Skylife Co. Ltd.	3,297	45
	Seobu T&D	3,996	45
	Kyobo Securities Co. Ltd.	4,032	45
	Humedix Co. Ltd.	1,077	44
	Korea Kolmar Holdings Co. Ltd.	919	44
	Eusu Holdings Co. Ltd.	6,136	43
*,^ CrucialTec Co. Ltd.		24,686	43
	Hyundai Livart Furniture Co. Ltd.	1,592	43
	Humax Co. Ltd.	5,217	43
	CROWNHAITAI Holdings Co. Ltd.	2,880	43
	Maeil Holdings Co. Ltd.	2,581	41
*,^ Taewoong Co. Ltd.		1,783	40
	Hancom Inc.	2,196	40
	TK Corp.	3,025	39
	Youngone Holdings Co. Ltd.	745	39
	KC Co. Ltd.	2,009	39
^	Cosmax BTI Inc	1,145	39
^	KH Vatec Co. Ltd.	2,613	38
	Tongyang Life Insurance Co. Ltd.	4,930	36
	Muhak Co. Ltd.	1,944	36
*	G-SMATT GLOBAL Co. Ltd.	2,714	36
	Hansol Holdings Co. Ltd.	7,639	35
*,^ Cellumed Co. Ltd.		3,487	33
*	S&T Dynamics Co. Ltd.	4,215	33
	KISCO Corp.	937	32
*	Innox Advanced Materials Co. Ltd.	482	32
*	Hansol Technics Co. Ltd.	1,961	29
	Chongkundang Holdings Corp.	389	28
*,^ SFA Semicon Co. Ltd.		11,646	27
	Kolao Holdings	5,310	27
	GOLFZON Co. Ltd.	566	27
	Sungwoo Hitech Co. Ltd.	3,981	26

^	Sung Kwang Bend Co. Ltd.	2,178	24
*,^ Lumens Co. Ltd.		5,290	23
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	23
*,^ Agabang&Company		3,825	22
*,^ Samsung Pharmaceutical Co. Ltd.		5,105	21
	DY Corp.	3,238	20
	Hyundai Corp.	941	18
*,^ Cuckoo Homesys Co. Ltd.		101	18
	Hyundai Corp. Holdings Inc.	1,172	17
	Jeil Pharma Holdings Inc.	404	14
^	Cuckoo Holdings Co. Ltd.	120	11
	Seoyon Co. Ltd.	864	6
*,3 Mirae Asset Rights Exp. 02/19/18		22,144	6
*	DB Financial Investment Co. Ltd.	1,113	5
	KT Corp. ADR	33	—
*,3 Shenglong PV-Tech Investment Co. Ltd.		1,034,191	—
*,3 CNK International Co. Ltd.		78	—
			285,354
Spain (1.1%)
	Banco Santander SA	4,201,926	31,196
	Banco Bilbao Vizcaya Argentaria SA	1,937,824	18,186
	Telefonica SA	1,318,689	13,528
	Iberdrola SA	1,629,644	13,265
	Industria de Diseno Textil SA	303,871	10,874
	Amadeus IT Group SA	120,010	9,304
*	Repsol SA	354,183	6,666
	CaixaBank SA	1,081,788	5,835
	Abertis Infraestructuras SA	188,031	4,562
2	Aena SME SA	20,190	4,397
	Grifols SA	129,641	4,170
	Banco de Sabadell SA	1,601,027	3,805
*	Ferrovial SA	140,570	3,227
*	ACS Actividades de Construccion y Servicios SA	72,911	2,917
^	Banco Santander SA ADR	367,751	2,725
	Red Electrica Corp. SA	120,250	2,536
	Bankinter SA	183,491	2,110
	Gas Natural SDG SA	86,962	2,011
	Endesa SA	88,099	1,978
*	Bankia SA	362,403	1,835
	Enagas SA	60,726	1,654
	Merlin Properties Socimi SA	97,934	1,410
2	Cellnex Telecom SA	42,659	1,152
	Siemens Gamesa Renewable Energy SA	67,271	1,050
	Mapfre SA	264,284	939
	Distribuidora Internacional de Alimentacion SA	163,811	875
	Acciona SA	8,994	814
	Inmobiliaria Colonial Socimi SA	67,220	751
	Bolsas y Mercados Espanoles SHMSF SA	21,845	745
	Viscofan SA	10,241	716
	Grupo Catalana Occidente SA	13,933	652
	Acerinox SA	43,813	644
	Grifols SA Prior Pfd.	25,847	641
	Prosegur Cia de Seguridad SA	72,994	607
	Mediaset Espana Comunicacion SA	52,714	596
	Applus Services SA	39,380	569
*	Indra Sistemas SA	36,653	539
	Zardoya Otis SA	46,341	530

	Ebro Foods SA	20,594	507
	Hispania Activos Inmobiliarios SOCIMI SA	23,661	495
	NH Hotel Group SA	63,023	479
	Melia Hotels International SA	33,176	469
	CIE Automotive SA	13,571	465
*,2 Neinor Homes SA		18,580	427
	Corp Financiera Alba SA	6,779	423
	Cia de Distribucion Integral Logista Holdings SA	16,983	415
*,2 Unicaja Banco SA		214,630	377
	Axiare Patrimonio SOCIMI SA	16,772	366
2	Prosegur Cash SA	100,619	348
*,2 Gestamp Automocion SA		42,846	328
*	Fomento de Construcciones y Contratas SA	23,977	284
2	Euskaltel SA	29,552	257
*	Sacyr SA	77,444	253
	Tecnicas Reunidas SA	7,101	242
	Faes Farma SA	66,170	241
	Ence Energia y Celulosa SA	32,440	208
	Construcciones y Auxiliar de Ferrocarriles SA	4,390	204
*	Obrascon Huarte Lain SA	33,048	204
	Atresmedia Corp. de Medios de Comunicacion SA	18,821	197
	Papeles y Cartones de Europa SA	12,319	184
*	Liberbank SA	310,057	174
	Almirall SA	14,904	162
*	Codere SA	11,412	136
*	Pharma Mar SA	40,605	87
*	ACS Actividades Rights Exp. 02/07/18	72,911	38
*	Promotora de Informaciones Rights Exp. 02/10/2018	7,163	20
*,^ Promotora de Informaciones SA		7,163	14
*	Sacyr SA Rights Expire 12/31/49	77,444	5
*,3 Let's GOWEX SA		3,921	—
			168,020
Sweden (1.0%)
	Nordea Bank AB	912,011	11,259
	Volvo AB Class B	450,881	9,203
	Swedbank AB Class A	306,647	7,842
	Atlas Copco AB Class A	154,855	7,262
	Sandvik AB	325,542	6,409
	Svenska Handelsbanken AB Class A	438,512	6,382
	Investor AB Class B	128,830	6,300
	Assa Abloy AB Class B	279,881	6,204
	Atlas Copco AB Class B	137,902	5,756
	Telefonaktiebolaget LM Ericsson Class B	881,610	5,670
	Skandinaviska Enskilda Banken AB Class A	434,281	5,488
*	Essity AB Class B	177,116	5,306
	Hennes & Mauritz AB Class B	275,830	4,881
	Hexagon AB Class B	75,002	4,472
^	Telia Co. AB	815,890	4,096
	Boliden AB	75,672	2,747
	SKF AB	107,314	2,652
	Kinnevik AB	64,911	2,368
	Alfa Laval AB	88,257	2,316
	Electrolux AB Class B	62,350	2,203
	Swedish Match AB	52,763	2,137
	Skanska AB Class B	98,391	2,000
	Trelleborg AB Class B	69,306	1,850
	Industrivarden AB Class A	59,381	1,673

	Svenska Cellulosa AB SCA Class B	161,654	1,673
	Securitas AB Class B	85,858	1,589
	Castellum AB	72,094	1,243
	Industrivarden AB	45,520	1,213
*	Lundin Petroleum AB	48,022	1,198
	Tele2 AB	93,060	1,164
	Husqvarna AB	96,126	1,003
	Nibe Industrier AB Class B	99,710	971
	Elekta AB Class B	96,373	921
	Com Hem Holding AB	52,891	919
*	SSAB AB Class B	175,656	914
^	ICA Gruppen AB	22,933	896
2	Dometic Group AB	82,104	889
*	Swedish Orphan Biovitrum AB	49,916	877
	Getinge AB	61,803	847
	Fabege AB	37,461	820
	BillerudKorsnas AB	52,366	806
	L E Lundbergforetagen AB Class B	9,847	795
*	Fastighets AB Balder Class B	28,952	771
	Indutrade AB	24,742	763
^	Intrum Justitia AB	20,385	756
	Loomis AB Class B	18,858	754
	Hexpol AB	70,176	753
	AAK AB	7,941	739
	Holmen AB	13,895	732
	Hufvudstaden AB Class A	44,100	710
2	Thule Group AB	29,547	673
	Modern Times Group MTG AB Class B	13,486	619
*,2 Ahlsell AB		91,508	617
	Saab AB Class B	11,974	574
	Axfood AB	27,828	560
	JM AB	22,497	507
	Peab AB	59,143	507
	NCC AB Class B	24,919	494
	Lifco AB Class B	11,674	470
	Wallenstam AB	49,435	468
	Wihlborgs Fastigheter AB	18,257	444
	Pandox AB Class B	23,201	436
	AF AB	17,778	427
*	Investment AB Latour Class B	33,119	422
	Hemfosa Fastigheter AB	29,751	409
	Sweco AB Class B	16,941	382
2	Bravida Holding AB	52,533	374
*	Betsson AB	43,587	354
	Bonava AB Class B	24,050	343
	Kungsleden AB	48,400	343
	Vitrolife AB	3,878	339
	Ratos AB	70,826	334
	Avanza Bank Holding AB	5,824	327
*	Bilia AB	33,789	325
	Oriflame Holding AG	6,960	312
	Nobia AB	38,056	307
*	NetEnt AB	51,187	291
2	Attendo AB	27,393	289
2	Resurs Holding AB	36,406	270
	Cloetta AB Class B	65,209	269
	Concentric AB	13,287	260

*	SSAB AB Class A	38,727	246
^	Mycronic AB	21,331	241
	Hemfosa Fastigheter AB Preference Shares	10,228	233
2	Scandic Hotels Group AB	19,107	211
	Klovern AB	153,834	204
*	Arjo AB	61,803	202
	Investment AB Oresund	10,840	195
	Klovern AB Preference Shares	4,687	182
*,^ SAS AB		72,872	177
	Clas Ohlson AB	11,122	154
*	Collector AB	14,330	151
*,2 Munters Group AB		20,246	148
	Atrium Ljungberg AB	8,932	148
	Lindab International AB	16,386	144
	Bure Equity AB	10,810	135
*	Haldex AB	11,512	133
	Mekonomen AB	5,851	107
	SkiStar AB	4,733	97
*,^ Fingerprint Cards AB Class B		56,047	87
	Rezidor Hotel Group AB	19,442	62
	SAS AB Preference Shares	698	48
2	Evolution Gaming Group AB	441	34
	NCC AB Class A	1,486	29
	Bonava AB Class A	1,921	27
			157,333
Switzerland (2.5%)
	Nestle SA	891,477	77,008
	Novartis AG	637,242	57,516
	Roche Holding AG	199,771	49,358
	UBS Group AG	993,130	20,160
	ABB Ltd.	551,972	15,385
	Cie Financiere Richemont SA	148,590	14,252
	Credit Suisse Group AG	733,780	14,192
	Zurich Insurance Group AG	42,409	13,950
	Swiss Re AG	89,374	8,815
	Givaudan SA	2,842	6,841
	LafargeHolcim Ltd.	105,288	6,442
	Lonza Group AG	22,258	6,184
	Sika AG	655	5,674
	Swatch Group AG (Bearer)	12,224	5,592
	Geberit AG	11,463	5,429
	Julius Baer Group Ltd.	68,120	4,680
	SGS SA	1,656	4,452
	Adecco Group AG	53,952	4,439
	Partners Group Holding AG	4,550	3,536
	Swisscom AG	6,294	3,437
	Swiss Life Holding AG	9,058	3,401
	Kuehne & Nagel International AG	14,575	2,677
	Schindler Holding AG	10,106	2,532
	Sonova Holding AG	14,635	2,358
	Temenos Group AG	16,782	2,319
	Straumann Holding AG	2,944	2,247
*	Vifor Pharma AG	14,913	2,193
	Roche Holding AG (Bearer)	8,537	2,133
	LafargeHolcim Ltd. (Paris Shares)	34,256	2,100
	Baloise Holding AG	12,350	2,020
	Chocoladefabriken Lindt & Spruengli AG	27	2,018

	Swiss Prime Site AG	20,238	1,959
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	310	1,942
	Georg Fischer AG	1,266	1,833
	Clariant AG	58,302	1,669
	Logitech International SA	39,290	1,648
	Schindler Holding AG (Registered)	6,244	1,520
	Flughafen Zurich AG	5,576	1,421
*	Dufry AG	9,029	1,401
	EMS-Chemie Holding AG	1,896	1,394
	ams AG	14,922	1,379
^	BB Biotech AG	15,299	1,162
2	VAT Group AG	7,051	1,126
	Helvetia Holding AG	1,797	1,071
	Barry Callebaut AG	510	1,044
	PSP Swiss Property AG	10,505	1,033
	OC Oerlikon Corp. AG	57,283	1,022
2	Sunrise Communications Group AG	10,033	943
	GAM Holding AG	44,025	827
	Bucher Industries AG	1,714	785
	Cembra Money Bank AG	7,906	780
	dormakaba Holding AG	841	774
	Valiant Holding AG	6,099	737
	Tecan Group AG	3,272	724
	Pargesa Holding SA	7,549	688
*	Aryzta AG	25,459	685
*,2 Galenica AG		13,484	681
*	Landis&Gyr Group AG	8,113	671
	Allreal Holding AG	3,822	665
*	Idorsia Ltd.	21,256	659
	DKSH Holding AG	7,003	655
	Daetwyler Holding AG	3,072	652
	Banque Cantonale Vaudoise	730	614
	Belimo Holding AG	125	586
^	Panalpina Welttransport Holding AG	3,534	585
	Emmi AG	751	569
	SFS Group AG	4,231	532
	Forbo Holding AG	282	477
	Sulzer AG	3,315	471
	Mobimo Holding AG	1,642	459
	Vontobel Holding AG	6,024	435
	u-blox Holding AG	2,049	430
	Siegfried Holding AG	1,036	371
	Bobst Group SA	2,817	369
	Burckhardt Compression Holding AG	924	343
	St. Galler Kantonalbank AG	608	341
^	COSMO Pharmaceuticals NV	2,263	337
*	Meyer Burger Technology AG	159,539	324
	Komax Holding AG	937	323
	Inficon Holding AG	508	318
	Schweiter Technologies AG	253	316
	Autoneum Holding AG	940	311
	Conzzeta AG	253	308
	Valora Holding AG	810	298
	Plazza AG	1,183	287
	Huber & Suhner AG	4,778	279
	Implenia AG	3,487	253
*	Basilea Pharmaceutica AG	3,005	244

	Ypsomed Holding AG	1,264	237
	Rieter Holding AG	883	236
*,^ Arbonia AG		11,977	214
	Ascom Holding AG	8,010	207
	Interroll Holding AG	121	200
	Bachem Holding AG	1,300	197
	VZ Holding AG	578	195
*,^ Leonteq AG		3,057	191
	BKW AG	2,930	187
	Zehnder Group AG	3,869	179
	EFG International AG	15,830	178
	Bossard Holding AG	682	176
	LEM Holding SA	98	176
	Intershop Holding AG	328	173
	APG SGA SA	321	158
	Vetropack Holding AG	78	157
*	Alpiq Holding AG	1,744	136
	Bell Food Group AG	270	130
	Swissquote Group Holding SA	2,287	113
*	Schmolz & Bickenbach AG	129,951	112
*	Transocean Ltd. (Switzerland Shares)	8,480	92
	ALSO Holding AG	582	86
^	Kudelski SA	6,259	79
*	Comet Holding AG	190	33
			400,912
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	882,452	39,984
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,287,000	19,987
	Hon Hai Precision Industry Co. Ltd.	4,328,151	13,645
	Formosa Plastics Corp.	1,492,873	5,297
	Nan Ya Plastics Corp.	1,699,423	4,666
	Cathay Financial Holding Co. Ltd.	2,371,549	4,435
	Fubon Financial Holding Co. Ltd.	2,347,880	4,362
	MediaTek Inc.	418,086	4,278
	CTBC Financial Holding Co. Ltd.	5,847,715	4,273
	Chunghwa Telecom Co. Ltd. ADR	113,370	4,200
	Largan Precision Co. Ltd.	30,020	4,115
	Formosa Chemicals & Fibre Corp.	974,283	3,635
	Uni-President Enterprises Corp.	1,379,992	3,313
	Delta Electronics Inc.	621,471	3,132
	China Steel Corp.	3,408,390	2,913
	Mega Financial Holding Co. Ltd.	3,172,769	2,752
	Advanced Semiconductor Engineering Inc.	1,716,273	2,435
	Catcher Technology Co. Ltd.	203,310	2,326
	First Financial Holding Co. Ltd.	2,828,939	1,955
	Asustek Computer Inc.	202,169	1,947
	E.Sun Financial Holding Co. Ltd.	2,937,457	1,933
	Taiwan Mobile Co. Ltd.	456,800	1,747
	Quanta Computer Inc.	766,450	1,668
	Yuanta Financial Holding Co. Ltd.	3,334,965	1,600
	President Chain Store Corp.	160,137	1,585
	Pegatron Corp.	577,954	1,564
	Hua Nan Financial Holdings Co. Ltd.	2,617,579	1,562
	Taiwan Cooperative Financial Holding Co. Ltd.	2,609,288	1,553
	Formosa Petrochemical Corp.	364,140	1,547
	Hotai Motor Co. Ltd.	113,000	1,470
	Taishin Financial Holding Co. Ltd.	2,898,535	1,460

China Development Financial Holding Corp.	3,708,580	1,360
Taiwan Cement Corp.	993,750	1,283
Yageo Corp.	95,891	1,267
United Microelectronics Corp.	2,492,180	1,216
Far EasTone Telecommunications Co. Ltd.	426,000	1,111
Innolux Corp.	2,332,885	1,099
Chailease Holding Co. Ltd.	318,892	1,072
Globalwafers Co. Ltd.	66,000	1,009
Pou Chen Corp.	734,524	987
Win Semiconductors Corp.	107,151	957
Foxconn Technology Co. Ltd.	330,514	943
SinoPac Financial Holdings Co. Ltd.	2,737,193	943
Far Eastern New Century Corp.	1,052,279	939
Lite-On Technology Corp.	635,988	935
Chang Hwa Commercial Bank Ltd.	1,565,711	918
Hiwin Technologies Corp.	65,940	853
Cheng Shin Rubber Industry Co. Ltd.	487,379	850
Compal Electronics Inc.	1,121,323	835
Acer Inc.	843,551	799
Advantech Co. Ltd.	99,266	776
Shin Kong Financial Holding Co. Ltd.	2,073,612	761
* Macronix International	467,000	731
China Life Insurance Co. Ltd.	675,542	695
Airtac International Group	42,884	680
Winbond Electronics Corp.	829,726	671
^ AU Optronics Corp. ADR	137,718	660
Siliconware Precision Industries Co. Ltd.	373,655	646
Inventec Corp.	790,554	645
Asia Cement Corp.	618,264	637
Vanguard International Semiconductor Corp.	278,000	627
Micro-Star International Co. Ltd.	187,000	617
Novatek Microelectronics Corp.	146,025	613
Chroma ATE Inc.	107,000	608
Wistron Corp.	717,091	602
Accton Technology Corp.	148,000	593
Powertech Technology Inc.	176,000	572
WPG Holdings Ltd.	408,000	556
Walsin Lihwa Corp.	937,000	538
Sino-American Silicon Products Inc.	154,000	536
General Interface Solution Holding Ltd.	71,000	527
Nanya Technology Corp.	191,324	519
Eclat Textile Co. Ltd.	51,166	514
Synnex Technology International Corp.	359,498	508
Walsin Technology Corp.	150,968	508
Teco Electric and Machinery Co. Ltd.	527,000	507
* Tatung Co. Ltd.	610,000	500
Phison Electronics Corp.	49,000	499
AU Optronics Corp.	1,030,000	490
* HTC Corp.	192,491	468
* Epistar Corp.	264,044	465
E Ink Holdings Inc.	254,000	462
Realtek Semiconductor Corp.	114,420	456
* Taiwan High Speed Rail Corp.	556,000	455
Ruentex Industries Ltd.	253,268	448
St. Shine Optical Co. Ltd.	14,000	448
Tripod Technology Corp.	136,000	438
Standard Foods Corp.	168,400	432

Siliconware Precision Industries Co. Ltd. ADR	48,641	415
Feng TAY Enterprise Co. Ltd.	87,235	412
Chicony Electronics Co. Ltd.	154,459	407
Eva Airways Corp.	767,014	406
Silergy Corp.	19,000	406
United Microelectronics Corp. ADR	164,278	401
Nien Made Enterprise Co. Ltd.	39,000	401
Giant Manufacturing Co. Ltd.	69,881	392
Chipbond Technology Corp.	167,000	385
Compeq Manufacturing Co. Ltd.	306,000	379
Gourmet Master Co. Ltd.	25,585	370
Merry Electronics Co. Ltd.	58,850	369
Simplo Technology Co. Ltd.	57,640	368
China Synthetic Rubber Corp.	215,365	363
* TaiMed Biologics Inc.	52,000	356
* Evergreen Marine Corp. Taiwan Ltd.	602,272	355
Parade Technologies Ltd.	17,000	355
King's Town Bank Co. Ltd.	244,000	350
Makalot Industrial Co. Ltd.	74,712	339
Global Unichip Corp.	27,000	332
Eternal Materials Co. Ltd.	300,859	319
Taiwan Business Bank	1,075,836	319
Formosa Taffeta Co. Ltd.	286,000	318
Bizlink Holding Inc.	33,616	318
* China Petrochemical Development Corp.	606,350	317
* Ruentex Development Co. Ltd.	274,987	316
Qisda Corp.	433,000	315
Highwealth Construction Corp.	199,540	313
Gigabyte Technology Co. Ltd.	124,000	309
TA Chen Stainless Pipe	365,466	305
TCI Co. Ltd.	26,521	303
King Slide Works Co. Ltd.	22,000	298
Radiant Opto-Electronics Corp.	116,314	295
LCY Chemical Corp.	190,000	294
Zhen Ding Technology Holding Ltd.	125,700	287
Chunghwa Telecom Co. Ltd.	77,000	286
Merida Industry Co. Ltd.	60,400	285
* China Airlines Ltd.	686,000	284
HannStar Display Corp.	775,265	284
FLEXium Interconnect Inc.	73,154	279
CTCI Corp.	179,000	278
Poya International Co. Ltd.	21,450	276
TSRC Corp.	220,925	272
eMemory Technology Inc.	19,000	270
Taiwan Fertilizer Co. Ltd.	195,000	267
Taiwan Paiho Ltd.	77,000	265
Visual Photonics Epitaxy Co. Ltd.	65,250	263
Elite Material Co. Ltd.	74,000	260
* PharmaEssentia Corp.	50,000	260
King Yuan Electronics Co. Ltd.	246,000	254
Grand Pacific Petrochemical	257,000	253
* TPK Holding Co. Ltd.	70,958	252
Nan Kang Rubber Tire Co. Ltd.	268,493	249
Taiwan Secom Co. Ltd.	80,675	249
* Wafer Works Corp.	149,000	245
Oriental Union Chemical Corp.	236,000	242
Long Chen Paper Co. Ltd.	209,564	240

China Motor Corp.	262,000	239
Ardentec Corp.	181,903	239
Asia Optical Co. Inc.	59,000	238
* Taiwan Glass Industry Corp.	357,842	238
Waterland Financial Holdings Co. Ltd.	695,109	238
Primax Electronics Ltd.	84,000	238
ASPEED Technology Inc.	9,000	236
Advanced Ceramic X Corp.	18,000	232
Kenda Rubber Industrial Co. Ltd.	180,413	229
China Bills Finance Corp.	427,000	228
Advanced Semiconductor Engineering Inc. ADR	31,800	227
* Asia Pacific Telecom Co. Ltd.	646,152	223
Greatek Electronics Inc.	112,000	218
Faraday Technology Corp.	76,800	215
Lien Hwa Industrial Corp.	165,074	214
Tong Yang Industry Co. Ltd.	115,000	212
Taichung Commercial Bank Co. Ltd.	608,322	211
Taiwan Surface Mounting Technology Corp.	197,250	206
Hota Industrial Manufacturing Co. Ltd.	48,936	205
Flytech Technology Co. Ltd.	68,853	204
Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	204
TTY Biopharm Co. Ltd.	56,541	202
Yulon Motor Co. Ltd.	244,000	199
Land Mark Optoelectronics Corp.	15,600	198
* OBI Pharma Inc.	31,000	197
Feng Hsin Steel Co. Ltd.	96,000	197
Unimicron Technology Corp.	269,000	196
UPC Technology Corp.	309,550	195
Chin-Poon Industrial Co. Ltd.	105,000	195
Taiwan Acceptance Corp.	50,000	195
Yungtay Engineering Co. Ltd.	101,000	190
Ennoconn Corp.	11,556	188
* Lealea Enterprise Co. Ltd.	470,000	185
* Mercuries Life Insurance Co. Ltd.	337,417	185
Ton Yi Industrial Corp.	389,000	185
Chong Hong Construction Co. Ltd.	61,152	184
Great Wall Enterprise Co. Ltd.	157,100	183
Capital Securities Corp.	446,000	182
Taiwan Union Technology Corp.	59,000	182
United Integrated Services Co. Ltd.	89,000	181
China General Plastics Corp.	156,560	180
Far Eastern Department Stores Ltd.	335,115	180
Getac Technology Corp.	120,000	179
Career Technology MFG. Co. Ltd.	119,000	179
Prince Housing & Development Corp.	412,050	178
Clevo Co.	182,628	177
Pan Jit International Inc.	142,000	177
Darwin Precisions Corp.	142,000	175
ITEQ Corp.	82,000	175
Voltronic Power Technology Corp.	9,615	171
Charoen Pokphand Enterprise	75,000	170
* Genius Electronic Optical Co. Ltd.	17,714	170
Cub Elecparts Inc.	16,387	168
Wistron NeWeb Corp.	56,275	168
Far Eastern International Bank	495,703	164
* Unitech Printed Circuit Board Corp.	206,000	164
Tainan Spinning Co. Ltd.	345,543	163

Chunghwa Precision Test Tech Co. Ltd.	4,000	163
Huaku Development Co. Ltd.	65,000	162
Holtek Semiconductor Inc.	60,000	161
U-Ming Marine Transport Corp.	121,000	161
* Foxsemicon Integrated Technology Inc.	18,000	160
WT Microelectronics Co. Ltd.	98,986	159
ScinoPharm Taiwan Ltd.	133,245	159
Transcend Information Inc.	55,000	159
Cleanaway Co. Ltd.	27,000	159
Tung Ho Steel Enterprise Corp.	176,000	158
Casetek Holdings Ltd.	42,000	155
Grape King Bio Ltd.	21,000	153
China Steel Chemical Corp.	31,000	151
BES Engineering Corp.	560,000	150
Lingsen Precision Industries Ltd.	278,000	146
Sinbon Electronics Co. Ltd.	51,499	145
Firich Enterprises Co. Ltd.	104,012	145
momo.com Inc.	16,000	144
* China Man-Made Fiber Corp.	437,950	144
Mitac Holdings Corp.	122,667	143
Syncmold Enterprise Corp.	65,000	141
Depo Auto Parts Ind Co. Ltd.	45,000	141
Coretronic Corp.	107,400	141
Taiwan Cogeneration Corp.	155,000	140
Taiwan Styrene Monomer	190,450	139
Namchow Holdings Co. Ltd.	64,000	136
Sanyang Motor Co. Ltd.	188,000	136
* YFY Inc.	287,000	134
Shinkong Synthetic Fibers Corp.	396,000	132
Elan Microelectronics Corp.	82,000	130
China Chemical & Pharmaceutical Co. Ltd.	202,000	129
Pixart Imaging Inc.	27,000	128
Federal Corp.	276,612	128
Everlight Electronics Co. Ltd.	81,000	127
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	45,000	126
Sercomm Corp.	44,000	126
PChome Online Inc.	22,587	126
Hung Sheng Construction Ltd.	134,000	125
Chun Yuan Steel	315,000	124
Holy Stone Enterprise Co. Ltd.	32,200	124
* Wei Chuan Foods Corp.	152,000	123
Elite Advanced Laser Corp.	27,648	122
Tong Hsing Electronic Industries Ltd.	30,000	122
Dynapack International Technology Corp.	77,000	122
Rechi Precision Co. Ltd.	120,000	121
Hu Lane Associate Inc.	23,000	120
Sinyi Realty Inc.	91,387	119
Adlink Technology Inc.	55,168	117
USI Corp.	218,280	116
Yieh Phui Enterprise Co. Ltd.	290,440	115
YungShin Global Holding Corp.	81,400	114
Advanced Wireless Semiconductor Co.	46,000	114
Mercuries & Associates Holding Ltd.	133,268	114
A-DATA Technology Co. Ltd.	46,190	114
Tyntek Corp.	194,000	113
Kindom Construction Corp.	147,000	113
* President Securities Corp.	212,549	112

* Yang Ming Marine Transport Corp.	281,030	112
Hong Pu Real Estate Development Co. Ltd.	144,000	112
Cheng Uei Precision Industry Co. Ltd.	70,000	110
* Chilisin Electronics Corp.	33,000	110
Sigurd Microelectronics Corp.	87,000	108
Kinsus Interconnect Technology Corp.	62,000	107
Sunplus Technology Co. Ltd.	171,000	107
Aten International Co. Ltd.	35,000	106
Pharmally International Holding Co. Ltd.	8,325	106
* Goldsun Building Materials Co. Ltd.	315,000	104
* Neo Solar Power Corp.	216,573	103
Taiwan Semiconductor Co. Ltd.	41,000	102
Sunny Friend Environmental Technology Co. Ltd.	13,000	101
Elite Semiconductor Memory Technology Inc.	66,000	101
Cheng Loong Corp.	185,000	101
Kinik Co.	36,000	100
* King's Town Construction Co. Ltd.	126,000	99
* Ritek Corp.	515,147	99
China Metal Products	101,000	98
* Egis Technology Inc.	13,000	98
Gemtek Technology Corp.	102,000	98
Bank of Kaohsiung Co. Ltd.	294,085	98
Xxentria Technology Materials Corp.	44,000	97
Wowprime Corp.	20,665	96
* CMC Magnetics Corp.	575,021	96
Asia Vital Components Co. Ltd.	90,000	95
Sporton International Inc.	16,636	94
Kinpo Electronics	254,000	94
AmTRAN Technology Co. Ltd.	154,000	92
* Center Laboratories Inc.	54,883	92
Taiwan TEA Corp.	174,000	91
Yulon Nissan Motor Co. Ltd.	10,000	91
Formosa International Hotels Corp.	17,058	91
Wan Hai Lines Ltd.	141,000	90
Run Long Construction Co. Ltd.	57,000	90
* Phihong Technology Co. Ltd.	193,000	88
* Microbio Co. Ltd.	116,000	88
Lung Yen Life Service Corp.	38,000	87
Supreme Electronics Co. Ltd.	90,000	87
* Shining Building Business Co. Ltd.	224,343	86
* Silicon Integrated Systems Corp.	249,000	86
Senao International Co. Ltd.	49,000	86
PharmaEngine Inc.	17,038	86
Lotes Co. Ltd.	14,000	85
* Taiwan Land Development Corp.	243,731	85
* Dynamic Electronics Co. Ltd.	222,000	85
IEI Integration Corp.	60,380	84
Masterlink Securities Corp.	272,013	84
OptoTech Corp.	107,427	84
FocalTech Systems Co. Ltd.	80,923	84
Wisdom Marine Lines Co. Ltd.	83,706	83
D-Link Corp.	184,212	82
* Ho Tung Chemical Corp.	251,141	82
Rich Development Co. Ltd.	236,000	81
Darfon Electronics Corp.	77,000	81
Sitronix Technology Corp.	27,000	81
Nan Ya Printed Circuit Board Corp.	89,000	80

Test Research Inc.	51,000	79
Topco Scientific Co. Ltd.	26,047	79
* AGV Products Corp.	299,440	78
L&K Engineering Co. Ltd.	65,000	78
TXC Corp.	55,000	77
Farglory Land Development Co. Ltd.	70,000	77
Tong-Tai Machine & Tool Co. Ltd.	108,560	76
Wah Lee Industrial Corp.	38,000	75
Taiflex Scientific Co. Ltd.	40,800	74
Cathay Real Estate Development Co. Ltd.	130,200	74
Systex Corp.	36,000	74
Posiflex Technology Inc.	15,169	73
Taiwan PCB Techvest Co. Ltd.	68,000	73
Ginko International Co. Ltd.	9,000	73
FSP Technology Inc.	84,000	70
Hsin Kuang Steel Co. Ltd.	66,000	70
Taiyen Biotech Co. Ltd.	72,000	70
Pan-International Industrial Corp.	80,000	70
Kung Long Batteries Industrial Co. Ltd.	14,000	68
Chaun-Choung Technology Corp.	20,000	68
* Etron Technology Inc.	127,000	68
Altek Corp.	61,600	68
International Games System Co. Ltd.	12,000	67
* Motech Industries Inc.	85,447	66
* ALI Corp.	105,000	66
Tung Thih Electronic Co. Ltd.	12,000	65
Quanta Storage Inc.	59,000	65
Sincere Navigation Corp.	93,000	64
* TWi Pharmaceuticals Inc.	23,000	64
Long Bon International Co. Ltd.	127,000	64
Evergreen International Storage & Transport Corp.	133,000	64
* Taigen Biopharmaceuticals Holdings Ltd.	77,872	64
* Radium Life Tech Co. Ltd.	152,393	64
Asia Polymer Corp.	97,800	62
Swancor Holding Co. Ltd.	22,000	62
* Lextar Electronics Corp.	74,000	62
Everlight Chemical Industrial Corp.	97,240	62
YC INOX Co. Ltd.	67,000	61
Advanced International Multitech Co. Ltd.	55,000	60
* Chimei Materials Technology Corp.	143,000	60
Chung Hwa Pulp Corp.	152,421	60
* CSBC Corp. Taiwan	122,000	60
Huang Hsiang Construction Corp.	55,000	59
TYC Brother Industrial Co. Ltd.	53,000	59
Lite-On Semiconductor Corp.	38,000	58
* HannsTouch Solution Inc.	186,000	57
* Solartech Energy Corp.	110,000	57
Shin Zu Shing Co. Ltd.	19,000	55
* Orient Semiconductor Electronics Ltd.	176,000	55
Formosan Rubber Group Inc.	100,890	55
Weltrend Semiconductor	52,000	54
Sheng Yu Steel Co. Ltd.	56,000	54
Ability Enterprise Co. Ltd.	69,000	53
Gloria Material Technology Corp.	74,000	51
* Concord Securities Co. Ltd.	157,000	51
Gigasolar Materials Corp.	6,400	51
Nan Liu Enterprise Co. Ltd.	9,000	50

	Alpha Networks Inc.	55,000	50
	Infortrend Technology Inc.	100,000	49
*	Ta Ya Electric Wire & Cable	107,000	49
	Unizyx Holding Corp.	91,000	48
	Sunrex Technology Corp.	79,800	48
	ITE Technology Inc.	37,000	47
	Nien Hsing Textile Co. Ltd.	54,945	47
	Test Rite International Co. Ltd.	60,000	47
	Sonix Technology Co. Ltd.	39,000	47
	KEE TAI Properties Co. Ltd.	131,000	47
*	Elitegroup Computer Systems Co. Ltd.	73,000	47
	Tsann Kuen Enterprise Co. Ltd.	55,000	45
	WUS Printed Circuit Co. Ltd.	69,700	44
	Jess-Link Products Co. Ltd.	42,750	44
	Globe Union Industrial Corp.	65,000	43
	Zinwell Corp.	43,000	43
	Sampo Corp.	90,000	41
	Chlitina Holding Ltd.	8,400	41
	Soft-World International Corp.	16,000	40
	Iron Force Industrial Co. Ltd.	11,000	40
	Zeng Hsing Industrial Co. Ltd.	9,000	40
	Jentech Precision Industrial Co. Ltd.	16,000	39
	GeoVision Inc.	28,468	38
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	38
	Basso Industry Corp.	16,200	37
	Li Cheng Enterprise Co. Ltd.	23,064	36
	Brogent Technologies Inc.	4,389	35
	Toung Loong Textile Manufacturing	14,000	35
	Universal Cement Corp.	43,124	34
	AcBel Polytech Inc.	43,000	34
*	Gintech Energy Corp.	55,340	33
	CyberTAN Technology Inc.	44,000	30
	CHC Healthcare Group	24,268	29
	Global Brands Manufacture Ltd.	67,000	29
	ACES Electronic Co. Ltd.	33,000	28
*	Ichia Technologies Inc.	49,000	28
*	Kuo Toong International Co. Ltd.	37,643	27
	Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	27
*	E-Ton Solar Tech Co. Ltd.	90,000	26
	Johnson Health Tech Co. Ltd.	21,105	25
	Cyberlink Corp.	11,000	25
*,3 Pihsiang Machinery Manufacturing Co. Ltd.		38,000	23
*	Li Peng Enterprise Co. Ltd.	75,600	22
	Global Mixed Mode Technology Inc.	9,000	21
	Green Seal Holding Ltd.	9,680	21
*	Gigastorage Corp.	34,000	18
*	Lotus Pharmaceutical Co. Ltd.	11,000	18
*	Medigen Biotechnology Corp.	14,000	17
	ENG Electric Co. Ltd.	71,039	17
	MIN AIK Technology Co. Ltd.	18,400	17
	Taiwan Shin Kong Security Co. Ltd.	11,650	15
*	Unity Opto Technology Co. Ltd.	38,000	15
*	G Tech Optoelectronics Corp.	24,043	15
*	Gold Circuit Electronics Ltd.	41,000	14
*	China Electric Manufacturing Corp.	37,000	13
*,3 XPEC Entertainment Inc.		21,468	10
	San Shing Fastech Corp.	3,770	7

Ambassador Hotel	6,000	5
* Casetek Holdings Ltd. Rights Exp 2/5/2018	7,877	4
		239,964
Thailand (0.4%)
* PTT PCL	459,073	7,208
* CP ALL PCL (Local)	1,066,800	2,716
* Airports of Thailand PCL	1,203,650	2,687
Siam Cement PCL NVDR	162,800	2,556
Kasikornbank PCL	326,800	2,397
* Siam Commercial Bank PCL (Local)	470,900	2,364
Kasikornbank PCL (Foreign)	247,783	1,826
Advanced Info Service PCL (Foreign)	243,300	1,495
* Bangkok Dusit Medical Services PCL (Local)	1,866,000	1,288
Siam Cement PCL (Foreign)	75,400	1,184
CP ALL PCL (Foreign)	422,200	1,075
* Central Pattana PCL	379,000	1,004
* Energy Absolute PCL	444,300	959
PTT Exploration & Production PCL (Foreign)	241,281	916
Thai Oil PCL (Foreign)	275,700	902
* PTT Global Chemical PCL	286,100	879
PTT Global Chemical PCL (Foreign)	281,815	865
Central Pattana PCL (Foreign)	312,900	829
* Indorama Ventures PCL	437,200	781
* Banpu PCL (Local)	1,072,600	781
* Minor International PCL	501,660	704
* Charoen Pokphand Foods PCL	892,800	672
Siam Commercial Bank PCL	133,800	672
Minor International PCL (Foreign)	467,423	656
Bangkok Bank PCL (Foreign)	89,698	635
^ Siam City Cement PCL (Foreign)	73,007	627
Siam Commercial Bank PCL (Foreign)	114,900	577
Land & Houses PCL NVDR	1,482,900	550
PTT PCL (Foreign)	33,700	529
* True Corp. PCL	2,416,753	520
* Advanced Info Service PCL (Local)	77,500	476
* Berli Jucker PCL (Local)	256,200	470
* Intouch Holdings PCL	251,800	462
* PTT Exploration and Production PCL (Local)	119,900	455
* BTS Group Holdings PCL	1,725,400	442
Krung Thai Bank PCL (Foreign)	687,175	438
^ Intouch Holdings PCL NVDR	237,596	436
* Digital Telecommunications Infrastructure Fund	916,800	431
Bangkok Dusit Medical Services PCL (Foreign)	607,000	419
* Bangkok Expressway & Metro PCL (Local)	1,682,509	416
Krung Thai Bank PCL NVDR	633,000	404
* Ratchaburi Electricity Generating Holding PCL (Local)	225,600	394
* Home Product Center PCL	867,800	394
* Bangchak Corp. PCL	288,900	385
Thai Union Frozen Products PCL (Foreign)	574,380	380
Bangkok Bank PCL	53,100	351
IRPC PCL (Foreign)	1,491,200	350
* Bumrungrad Hospital PCL	55,300	345
* Central Plaza Hotel PCL	207,300	343
* Muangthai Leasing PCL	251,300	342
* IRPC PCL	1,439,200	337
TMB Bank PCL (Foreign)	3,532,900	327
* Krungthai Card PCL	42,500	325

*	Srisawad Corp. PCL	160,541	323
*	Tisco Financial Group PCL	111,400	315
*	KCE Electronics PCL	129,600	308
	Home Product Center PCL (Foreign)	677,598	307
*	Delta Electronics Thailand PCL	123,900	304
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	537,500	304
*	Sino-Thai Engineering & Construction PCL	376,100	296
*	Jasmine Broadband Internet Infrastructure Fund	766,700	294
*,^ Total Access Communication PCL (Foreign)		187,000	294
*	Electricity Generating PCL	40,600	282
*	TMB Bank PCL	2,997,500	277
	Charoen Pokphand Foods PCL (Foreign)	367,500	277
	Electricity Generating PCL (Foreign)	37,200	259
*	CH Karnchang PCL	302,700	258
*	Robinson PCL	112,700	258
*,2 Star Petroleum Refining PCL		484,700	258
*	BTS Rail Mass Transit Growth Infrastructure Fund	661,200	253
^	Berli Jucker PCL (Foreign)	134,484	247
*	Supalai PCL	327,800	246
*	Glow Energy PCL	87,500	238
	Tisco Financial Group PCL NVDR	83,500	236
*	Kiatnakin Bank PCL (Local)	88,100	230
*	Hana Microelectronics PCL	163,000	221
^	Delta Electronics Thailand PCL (Foreign)	89,700	220
*	Esso Thailand PCL	357,200	217
*	Siam Global House PCL	398,101	216
	Global Power Synergy PCL	77,600	206
*	Carabao Group PCL	77,400	204
*	Krung Thai Bank PCL	314,800	201
*	Thanachart Capital PCL	106,100	200
	Kiatnakin Bank PCL (Foreign)	74,800	195
	Bumrungrad Hospital PCL (Foreign)	30,900	193
*	Major Cineplex Group PCL	203,500	193
*	Chularat Hospital PCL	2,926,280	189
*	Land & Houses PCL	508,200	188
	Beauty Community PCL	262,700	186
*	TTW PCL	437,300	184
*	B Grimm Power PCL	191,700	180
*	Workpoint Entertainment PCL	67,400	179
*	Thai Oil PCL	54,500	178
*	TPI Polene Power PCL	688,700	177
*	Italian-Thai Development PCL	1,396,000	176
*	WHA Corp. PCL	1,264,400	170
	Thanachart Capital PCL (Foreign)	88,900	167
*	Dynasty Ceramic PCL	1,361,500	157
*	IMPACT Growth REIT	322,700	156
^	BTS Group Holdings PCL NVDR	604,800	155
*	Bangkok Chain Hospital PCL	297,200	153
*	Bangkok Land PCL	2,749,700	152
*	Pruksa Real Estate PCL	210,700	147
^	Bangkok Life Assurance PCL NVDR	123,500	146
*	Superblock PCL	3,838,700	143
*	Siam City Cement PCL (Local)	16,284	140
*	Thai Airways International PCL	260,300	137
*	Quality Houses PCL	1,338,683	137
*	AP Thailand PCL	476,600	135
*	VGI Global Media PCL	652,900	134

	Thoresen Thai Agencies PCL (Foreign)	476,652	134
*	TPI Polene PCL	1,930,500	132
*	Amata Corp. PCL	158,800	130
*	Sansiri PCL (Local)	1,855,200	129
*	Gunkul Engineering PCL	987,583	127
*	Thai Union Group PCL	183,500	121
*	Thaifoods Group PCL	649,700	114
*	Tipco Asphalt PCL	140,500	103
	LPN Development PCL	268,700	102
*	Banpu Power PCL	117,600	99
	Banpu PCL	132,528	96
*	Thai Vegetable Oil PCL	88,000	96
	Bangkok Expressway & Metro PCL (Foreign)	373,046	92
*	Taokaenoi Food & Marketing PCL	123,500	88
*	PTG Energy PCL	127,400	87
*	Jasmine International PCL	351,600	87
*	Bangkok Airways PCL	184,800	86
	BEC World PCL (Foreign)	225,100	84
*	Vibhavadi Medical Center PCL	1,028,700	83
	Unique Engineering & Construction PCL	155,600	79
*	Thaicom PCL	197,300	74
*	TICON Industrial Connection PCL	132,600	74
*	Pruksa Holding PCL	94,600	73
*	CK Power PCL	529,000	73
	Thanachart Capital PCL NVDR	38,600	73
*	Sri Trang Agro-Industry PCL	180,700	71
	Hana Microelectronics PCL (Foreign)	46,600	63
	Bangkok Life Assurance PCL	50,940	60
*	U City PCL	90,412,494	58
*	Thai Airways International PCL (Foreign)	104,374	55
*	SPCG PCL	65,000	51
*	GFPT PCL	112,200	48
*	Univentures PCL	143,400	47
*	Samart Corp. PCL	128,900	46
*	Precious Shipping PCL	125,400	46
*,^ True Corp. PCL (Foreign)		196,601	42
*	Total Access Communication PCL (Local)	25,400	40
	Supalai PCL (Foreign)	52,800	40
*	Cal-Comp Electronics Thailand PCL	387,330	35
*,3 Inter Far East Energy Corp.		351,100	35
	WHA Corp. PCL (Foreign)	210,509	28
	CK Power PCL (Foreign)	179,860	25
*	Group Lease PCL	149,700	24
*	Precious Shipping PCL (Foreign)	62,700	23
^	Sri Trang Agro-Industry PCL (Foreign)	38,696	15
*	Superblock PCL Warrants Exp. 08/30/2020	767,740	11
*	Thoresen Thai Agencies PCL	13,200	4
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
*	Thoresen Thai Agencies PCL Expire 2/28/2019	53,346	2
*	WHA Corp. PCL Warrants Exp. 12/31/2019	5,107	2
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
^	Group Lease PCL (Foreign)	6,259	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	1
*	VGI Global Media Warrants Expires 8/1/2018	71,450	1
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	1
*	Group Lease PCL Warrants Exp. 08/01/2018	9,618	—
*,3 Samart Corp. PCL Warrants Exp. 02/11/2018		39,440	—

*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Precious Shipping PCL Warrants Exp. 06/15/2018	6,270	—
			65,487
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	821,132	2,679
	Akbank Turk AS	573,230	1,661
	Turkcell Iletisim Hizmetleri AS	296,380	1,230
	BIM Birlesik Magazalar AS	59,471	1,186
	KOC Holding AS	234,397	1,141
	Tupras Turkiye Petrol Rafinerileri AS	35,220	1,080
	Eregli Demir ve Celik Fabrikalari TAS	388,616	1,027
	Haci Omer Sabanci Holding AS (Bearer)	268,197	817
	Turkiye Is Bankasi AS	375,252	802
*	Turk Hava Yollari AO	148,047	649
	Turkiye Vakiflar Bankasi TAO	270,158	539
	Turkiye Halk Bankasi AS	163,616	440
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	438
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	425
	Ulker Biskuvi Sanayi AS	62,695	396
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	331
	Tofas Turk Otomobil Fabrikasi AS	37,311	316
	Ford Otomotiv Sanayi AS	17,563	280
	TAV Havalimanlari Holding AS	47,557	280
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	14,491	261
	Petkim Petrokimya Holding AS	120,882	255
	Enka Insaat ve Sanayi AS	156,234	235
	Turkiye Sise ve Cam Fabrikalari AS	161,616	215
*	Yapi ve Kredi Bankasi AS	163,123	202
	Arcelik AS	35,788	181
*	Turk Telekomunikasyon AS	106,702	180
*	Zorlu Enerji Elektrik Uretim AS	328,267	175
*	Aksa Enerji Uretim AS Class B	123,798	164
	Tekfen Holding AS	35,895	155
	Soda Sanayii AS	106,681	144
*	Aksigorta AS	132,563	140
	Trakya Cam Sanayii AS	105,708	136
	Coca-Cola Icecek AS	13,694	131
	EGE Endustri VE Ticaret AS	1,374	129
	Anadolu Hayat Emeklilik AS	64,919	129
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	113
*,2 Mavi Giyim Sanayi Ve Ticaret AS Class B		7,388	112
*	Logo Yazilim Sanayi Ve Ticaret AS	6,831	105
*	Sekerbank TAS	205,730	102
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	90
*	Koza Altin Isletmeleri AS	8,052	82
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	95,909	80
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	76
	AvivaSA Emeklilik ve Hayat AS	15,887	75
*	Afyon Cimento Sanayi TAS	30,263	63
*	NET Holding AS	95,198	62
	Tat Gida Sanayi AS	37,871	58
	Turkiye Sinai Kalkinma Bankasi AS	131,442	57
*	Bizim Toptan Satis Magazalari AS	25,695	56
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	55
	Aygaz AS	12,065	51
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	49
	Aksa Akrilik Kimya Sanayii AS	11,842	47

*	Migros Ticaret AS	6,467	45
	AG Anadolu Grubu Holding AS	5,506	44
*	Pegasus Hava Tasimaciligi AS	4,428	42
*	Dogan Sirketler Grubu Holding AS	168,390	38
	Is Gayrimenkul Yatirim Ortakligi AS	87,534	34
	Turk Traktor ve Ziraat Makineleri AS	1,534	32
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	30
	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	23
*	Bagfas Bandirma Gubre Fabrikalari AS	7,361	20
*	Dogus Otomotiv Servis ve Ticaret AS	7,386	17
*	Vakif Gayrimenkul Yatirim Ortakligi AS	20,274	14
	Albaraka Turk Katilim Bankasi AS	32,421	14
*,3 Asya Katilim Bankasi AS		147,465	—
			20,235
United Arab Emirates (0.1%)
	Emirates Telecommunications Group Co. PJSC	538,760	2,611
	First Abu Dhabi Bank PJSC	772,095	2,352
	Emaar Properties PJSC	1,074,375	1,923
	DP World Ltd.	44,482	1,177
	Abu Dhabi Commercial Bank PJSC	521,330	1,029
	Dubai Islamic Bank PJSC	426,537	708
	Aldar Properties PJSC	890,868	556
	DAMAC Properties Dubai Co. PJSC	473,801	430
*	Emaar Development PJSC	270,876	417
	Emaar Malls PJSC	526,538	331
	Dubai Investments PJSC	435,349	286
	Air Arabia PJSC	787,031	278
*	Abu Dhabi National Oil Co. for Distribution PJSC	345,208	253
	Amanat Holdings PJSC	389,761	159
*	Dana Gas PJSC	718,244	147
	Al Waha Capital PJSC	234,724	132
*	Dubai Financial Market PJSC	426,230	130
*	Arabtec Holding PJSC	177,491	126
*	DXB Entertainments PJSC	666,893	116
*	Amlak Finance PJSC	421,186	116
*	Orascom Construction Ltd. (New York Shares)	10,791	93
*	Drake & Scull International PJSC	114,862	67
	National Central Cooling Co. PJSC	134,628	66
*	Deyaar Development PJSC	361,379	57
*	Union Properties PJSC	154,253	42
*	Eshraq Properties Co. PJSC	184,450	38
	RAK Properties PJSC	168,932	35
			13,675
United Kingdom (5.8%)
	HSBC Holdings plc	5,783,135	61,699
	Royal Dutch Shell plc Class A	1,331,979	46,698
	BP plc	5,498,101	39,226
	Royal Dutch Shell plc Class B	1,058,582	37,551
	British American Tobacco plc	545,510	37,284
	GlaxoSmithKline plc	1,396,955	26,003
	Diageo plc	708,663	25,507
	AstraZeneca plc	365,392	25,363
	Vodafone Group plc	7,653,996	24,400
	Lloyds Banking Group plc	20,578,392	20,332
	Prudential plc	741,767	20,080
	Glencore plc	3,378,196	19,362

Rio Tinto plc	343,542	19,123
Unilever plc	333,518	18,876
Reckitt Benckiser Group plc	179,447	17,329
Barclays plc	4,919,022	13,989
BHP Billiton plc	616,258	13,724
Shire plc	259,550	12,127
Imperial Brands plc	280,649	11,550
National Grid plc	955,014	10,943
Compass Group plc	470,671	9,910
CRH plc	244,677	9,089
* Standard Chartered plc	780,630	9,083
BT Group plc	2,450,901	8,955
Aviva plc	1,178,631	8,599
BAE Systems plc	945,321	7,976
British American Tobacco plc ADR	114,073	7,768
Tesco plc	2,472,059	7,350
Anglo American plc	297,678	7,216
RELX NV (London Shares)	322,915	7,146
Legal & General Group plc	1,768,160	6,792
WPP plc	367,222	6,650
Experian plc	286,489	6,603
Rolls-Royce Holdings plc	488,866	6,066
Ferguson plc	78,150	6,035
SSE plc	311,601	5,779
London Stock Exchange Group plc	92,177	5,142
Standard Life Aberdeen plc	850,701	5,142
Smith & Nephew plc	284,381	5,117
Sky plc	326,984	4,918
Old Mutual plc	1,477,164	4,903
Ashtead Group plc	159,029	4,754
Associated British Foods plc	102,532	3,977
Carnival plc	55,954	3,948
3i Group plc	292,295	3,865
* Royal Bank of Scotland Group plc	942,503	3,855
Persimmon plc	104,586	3,718
InterContinental Hotels Group plc	53,085	3,552
Centrica plc	1,689,678	3,206
Sage Group plc	298,041	3,173
Intertek Group plc	44,443	3,171
Kingfisher plc	605,049	2,979
GKN plc	491,458	2,950
Bunzl plc	99,980	2,925
Randgold Resources Ltd.	28,747	2,904
Next plc	39,797	2,874
* Worldpay Inc. Class A	35,808	2,873
Whitbread plc	51,991	2,866
Land Securities Group plc	200,560	2,855
Mondi plc	103,433	2,757
Burberry Group plc	121,590	2,727
Paddy Power Betfair plc	23,364	2,710
DCC plc	25,399	2,670
International Consolidated Airlines Group SA (London Shares)	291,094	2,645
British Land Co. plc	274,821	2,609
Smiths Group plc	114,487	2,600
Johnson Matthey plc	52,843	2,597
RSA Insurance Group plc	288,942	2,543
St. James's Place plc	149,847	2,530

Taylor Wimpey plc	916,256	2,479
Smurfit Kappa Group plc	69,963	2,455
ITV plc	1,023,032	2,426
Informa plc	238,460	2,357
Barratt Developments plc	282,925	2,350
Segro plc	276,282	2,285
TUI AG (London Shares)	99,485	2,249
Croda International plc	34,940	2,224
Pearson plc	224,110	2,206
United Utilities Group plc	206,826	2,170
Rentokil Initial plc	500,308	2,110
Micro Focus International plc	66,473	2,032
Weir Group plc	63,989	2,006
Direct Line Insurance Group plc	376,356	1,973
Halma plc	108,641	1,972
Wm Morrison Supermarkets plc	620,553	1,956
DS Smith plc	273,398	1,954
Berkeley Group Holdings plc	34,207	1,926
Marks & Spencer Group plc	447,681	1,914
* Just Eat plc	165,291	1,910
Hargreaves Lansdown plc	72,383	1,910
Coca-Cola HBC AG	54,522	1,832
Melrose Industries plc	549,956	1,767
John Wood Group plc	190,521	1,756
Severn Trent plc	63,139	1,755
G4S plc	426,412	1,721
Spirax-Sarco Engineering plc	21,171	1,705
Royal Mail plc	252,667	1,683
J Sainsbury plc	464,318	1,671
Bellway plc	34,890	1,645
Hammerson plc	228,287	1,599
Rightmove plc	25,298	1,586
Schroders plc	29,828	1,575
Hiscox Ltd.	76,953	1,546
Meggitt plc	227,171	1,497
BBA Aviation plc	295,637	1,478
Admiral Group plc	55,952	1,469
Booker Group plc	455,559	1,465
easyJet plc	62,149	1,464
RPC Group plc	121,092	1,463
UBM plc	113,228	1,460
Investec plc	186,260	1,447
B&M European Value Retail SA	241,016	1,423
Travis Perkins plc	67,209	1,394
IMI plc	71,710	1,353
Man Group plc	433,873	1,337
* Cobham plc	704,601	1,308
2 Auto Trader Group plc	251,961	1,288
Spectris plc	34,685	1,285
Antofagasta plc	96,048	1,271
Inchcape plc	123,050	1,267
Ladbrokes Coral Group plc	524,699	1,264
Intermediate Capital Group plc	76,461	1,257
* Metro Bank plc	23,957	1,237
Tate & Lyle plc	135,549	1,236
* BTG plc	111,174	1,174
Derwent London plc	28,044	1,166

	Polymetal International plc	97,852	1,149
	Phoenix Group Holdings	105,316	1,143
	TP ICAP plc	148,416	1,117
*	Indivior plc	195,195	1,115
	IG Group Holdings plc	101,364	1,113
	Pennon Group plc	108,382	1,108
*	Tullow Oil plc	387,568	1,103
	SSP Group plc	125,571	1,087
	NMC Health plc	22,862	1,082
	William Hill plc	245,865	1,081
	CYBG plc	236,378	1,076
	GVC Holdings plc	80,948	1,065
	Howden Joinery Group plc	160,702	1,060
	Rotork plc	249,638	1,047
	Beazley plc	138,506	1,046
	Electrocomponents plc	119,791	1,042
2	ConvaTec Group plc	363,104	1,042
	Shaftesbury plc	70,788	1,006
	Hays plc	336,034	965
	Jupiter Fund Management plc	114,212	960
	Playtech plc	84,760	954
	Fresnillo plc	49,300	944
	Tritax Big Box REIT plc	433,576	918
*	Ocado Group plc	126,245	903
	Close Brothers Group plc	40,370	903
	Mediclinic International plc	106,578	903
2	Merlin Entertainments plc	192,280	897
	WH Smith plc	29,377	891
	Capital & Counties Properties plc	208,032	874
	Great Portland Estates plc	92,125	871
	Intu Properties plc	268,035	858
	Victrex plc	23,578	855
2	Sophos Group plc	92,870	846
	Dechra Pharmaceuticals plc	24,132	822
	Inmarsat plc	122,493	807
	UDG Healthcare plc	68,663	800
	HomeServe plc	70,888	788
	Aggreko plc	68,716	787
*,2 Wizz Air Holdings plc		15,990	786
	Dixons Carphone plc	282,141	784
	Balfour Beatty plc	195,076	783
*	KAZ Minerals plc	66,390	773
	UNITE Group plc	66,783	756
	AVEVA Group plc	17,821	756
	NEX Group plc	88,209	743
	Britvic plc	70,462	735
	IWG plc	183,417	691
	Daily Mail & General Trust plc	76,108	689
	Grafton Group plc	61,147	686
	Evraz plc	129,719	685
	Greencore Group plc	246,778	682
	Centamin plc	294,494	681
	Moneysupermarket.com Group plc	141,111	679
	Domino's Pizza Group plc	139,808	671
	Bodycote plc	48,585	667
	Babcock International Group plc	67,586	658
	Thomas Cook Group plc	365,068	654

Genus plc	18,846	648
Pagegroup plc	83,007	642
Greene King plc	85,285	632
Jardine Lloyd Thompson Group plc	32,656	625
Savills plc	42,139	614
Renishaw plc	8,656	610
Ashmore Group plc	99,651	608
* Firstgroup plc	412,086	608
National Express Group plc	116,528	607
Cranswick plc	13,943	581
Elementis plc	139,494	573
Bovis Homes Group plc	36,851	573
Redrow plc	66,999	569
Diploma plc	33,683	559
BCA Marketplace plc	208,925	558
Hikma Pharmaceuticals plc	39,914	549
Crest Nicholson Holdings plc	74,364	534
Assura plc	605,768	531
JD Sports Fashion plc	101,086	525
Greggs plc	27,961	525
Rathbone Brothers plc	13,521	523
Saga plc	309,845	508
Drax Group plc	136,579	504
Petrofac Ltd.	65,674	495
Big Yellow Group plc	40,070	493
BGEO Group plc	9,454	491
Workspace Group plc	33,160	487
Lancashire Holdings Ltd.	51,872	485
Vesuvius plc	56,567	484
Essentra plc	66,023	479
LondonMetric Property plc	188,148	479
Capita plc	184,920	479
2 Countryside Properties plc	105,858	476
Ultra Electronics Holdings plc	21,821	472
Paragon Banking Group plc	66,078	463
Senior plc	119,584	462
* Cairn Energy plc	153,426	451
Grainger plc	109,936	451
Synthomer plc	66,722	449
Entertainment One Ltd.	97,523	448
Hill & Smith Holdings plc	26,108	445
Morgan Advanced Materials plc	90,162	444
Kier Group plc	29,518	441
2 John Laing Group plc	108,210	437
* Cairn Homes plc	183,790	433
Cineworld Group plc	56,916	417
NewRiver REIT plc	96,297	412
QinetiQ Group plc	140,023	409
Safestore Holdings plc	57,333	406
2 ZPG plc	82,367	401
Provident Financial plc	41,456	397
Just Group plc	189,357	395
Brewin Dolphin Holdings plc	72,237	383
* Hunting plc	43,378	378
J D Wetherspoon plc	20,870	373
Galliford Try plc	23,904	370
Virgin Money Holdings UK plc	92,749	368

	Computacenter plc	22,363	362
	Vedanta Resources plc	30,517	359
*	Serco Group plc	278,255	351
	Fidessa Group plc	10,335	346
	Fenner plc	51,133	344
	Ferrexpo plc	82,626	342
	Polypipe Group plc	60,737	341
	Superdry plc	13,758	340
2	Ibstock plc	93,096	340
	SIG plc	143,220	331
2	McCarthy & Stone plc	157,594	327
	Ted Baker plc	7,651	326
	Stagecoach Group plc	150,857	324
2	Hastings Group Holdings plc	76,710	321
	esure Group plc	93,898	319
	Dairy Crest Group plc	37,658	315
*	Aldermore Group plc	71,114	315
	OneSavings Bank plc	54,270	308
	Laird plc	171,794	305
2	Spire Healthcare Group plc	87,431	303
	Go-Ahead Group plc	13,183	303
	Telecom Plus plc	18,074	298
	F&C Commercial Property Trust Ltd.	145,117	298
	Halfords Group plc	61,629	298
	RPS Group plc	70,942	294
	NCC Group plc	101,450	290
*	Sports Direct International plc	54,487	288
	St. Modwen Properties plc	48,958	287
	De La Rue plc	32,227	286
	888 Holdings plc	70,142	281
	Hansteen Holdings plc	138,562	280
	AA plc	155,835	279
	Pets at Home Group plc	109,205	278
*	Vectura Group plc	199,977	276
	Stobart Group Ltd.	81,472	272
	Card Factory plc	95,290	261
	Chesnara plc	46,835	260
^	TalkTalk Telecom Group plc	153,132	259
	Renewi plc	179,451	258
	Chemring Group plc	93,517	255
	Redefine International plc	502,206	250
	Mitie Group plc	98,196	247
	Marston's plc	151,725	243
*	EI Group plc	127,165	242
	Keller Group plc	16,785	238
	Northgate plc	38,520	222
	Hochschild Mining plc	64,093	209
	Dunelm Group plc	22,807	208
	UK Commercial Property Trust Ltd.	155,680	199
	Oxford Instruments plc	15,167	198
	ITE Group plc	80,480	197
	Restaurant Group plc	52,919	191
*,2 Alfa Financial Software Holdings plc		25,977	190
	Picton Property Income Ltd.	146,811	183
	Schroder REIT Ltd.	202,967	181
	PZ Cussons plc	39,815	176
	Mitchells & Butlers plc	47,962	175

	Soco International plc	99,429	163
	Dignity plc	13,885	161
*,^ Premier Oil plc		130,154	153
	KCOM Group plc	120,418	151
*,^ AO World plc		74,244	148
	Devro plc	44,654	143
*	Ophir Energy plc	175,526	138
	International Personal Finance plc	46,925	132
	N Brown Group plc	41,889	120
*	Petra Diamonds Ltd.	138,411	118
	Acacia Mining plc	43,908	116
*	Allied Minds plc	50,534	116
	Helical plc	25,204	114
	Debenhams plc	263,423	112
*	Premier Foods plc	194,113	112
	Rank Group plc	34,276	110
	Gocompare.Com Group plc	61,143	101
	Lookers plc	73,386	96
*	Nostrum Oil & Gas plc	19,562	86
	Daejan Holdings plc	813	69
2	CMC Markets plc	28,615	65
	Foxtons Group plc	44,447	43
*	Interserve plc	26,828	41
*	Lamprell plc	34,894	40
*	Countrywide plc	27,491	33
	Softcat plc	3,597	27
^,3 Carillion plc		88,745	18
2	Equiniti Group plc	2,109	8

*,^,3 Afren plc		141,140	—
			929,195
United States (51.4%)
Basic Materials (1.4%)
	DowDuPont Inc.	672,409	50,821
	Praxair Inc.	81,834	13,215
	LyondellBasell Industries NV Class A	93,621	11,220
	Air Products & Chemicals Inc.	61,294	10,320
	Ecolab Inc.	73,642	10,139
	PPG Industries Inc.	74,807	8,882
*	Freeport-McMoRan Inc.	397,235	7,746
	International Paper Co.	122,099	7,675
	Newmont Mining Corp.	159,979	6,481
	Nucor Corp.	96,462	6,459
	Eastman Chemical Co.	48,493	4,810
	Celanese Corp. Class A	42,451	4,591
	International Flavors & Fragrances Inc.	25,114	3,775
	FMC Corp.	41,168	3,760
	Albemarle Corp.	33,251	3,710
	Arconic Inc.	121,094	3,640
	Avery Dennison Corp.	24,230	2,973
	Steel Dynamics Inc.	65,000	2,951
*	Alcoa Corp.	54,764	2,849
	CF Industries Holdings Inc.	66,695	2,831
	Mosaic Co.	102,150	2,789
	Chemours Co.	52,364	2,703
	United States Steel Corp.	51,895	1,941

* Axalta Coating Systems Ltd.	60,803	1,915
RPM International Inc.	36,000	1,879
Huntsman Corp.	53,600	1,853
Olin Corp.	47,510	1,771
Reliance Steel & Aluminum Co.	18,900	1,655
Royal Gold Inc.	17,300	1,540
WR Grace & Co.	18,200	1,344
Ashland Global Holdings Inc.	16,543	1,201
Cabot Corp.	16,800	1,136
Southern Copper Corp.	23,401	1,136
Versum Materials Inc.	28,764	1,058
Westlake Chemical Corp.	9,300	1,047
Scotts Miracle-Gro Co.	11,191	1,010
* Univar Inc.	33,503	1,000
Domtar Corp.	19,000	976
Trinseo SA	11,818	974
PolyOne Corp.	22,000	956
Sensient Technologies Corp.	12,900	927
* Allegheny Technologies Inc.	33,088	892
KapStone Paper and Packaging Corp.	25,400	880
* Ingevity Corp.	11,239	815
NewMarket Corp.	2,000	795
US Silica Holdings Inc.	22,378	745
Commercial Metals Co.	30,700	738
* Platform Specialty Products Corp.	61,587	721
HB Fuller Co.	13,400	695
Compass Minerals International Inc.	9,400	685
Minerals Technologies Inc.	8,900	669
Balchem Corp.	8,300	656
Carpenter Technology Corp.	12,700	653
* GCP Applied Technologies Inc.	17,600	588
Quaker Chemical Corp.	3,800	585
* Cambrex Corp.	10,300	580
* Constellium NV Class A	42,700	549
Stepan Co.	6,971	547
Innospec Inc.	7,600	546
Worthington Industries Inc.	11,400	533
* Ferro Corp.	22,200	522
* Cleveland-Cliffs Inc.	75,300	516
Arch Coal Inc. Class A	5,700	513
* AK Steel Holding Corp.	91,692	464
Kaiser Aluminum Corp.	4,100	452
Neenah Inc.	4,700	425
* Kraton Corp.	7,700	387
Hecla Mining Co.	96,912	372
Deltic Timber Corp.	3,900	369
* Coeur Mining Inc.	45,000	362
PH Glatfelter Co.	15,200	355
A Schulman Inc.	8,800	343
Calgon Carbon Corp.	15,600	333
* AdvanSix Inc.	8,299	327
* Century Aluminum Co.	14,500	323
* Ferroglobe plc	20,700	299
* Koppers Holdings Inc.	6,000	275
* Fairmount Santrol Holdings Inc.	49,000	273
* CONSOL Energy Inc.	8,034	261
Innophos Holdings Inc.	5,600	259

	Rayonier Advanced Materials Inc.	12,300	233
*	Clearwater Paper Corp.	4,200	198
	Tredegar Corp.	9,400	172
	Haynes International Inc.	2,600	93
*	Veritiv Corp.	1,997	57
*,3 Ferroglobe R&W Trust		10,400	—
			220,714
Consumer Goods (4.5%)
	Procter & Gamble Co.	734,873	63,449
	Coca-Cola Co.	1,096,004	52,159
	PepsiCo Inc.	408,911	49,192
	Philip Morris International Inc.	446,774	47,908
	Altria Group Inc.	549,495	38,651
	NIKE Inc. Class B	375,540	25,619
	Mondelez International Inc. Class A	422,483	18,758
	Colgate-Palmolive Co.	246,812	18,323
	Activision Blizzard Inc.	213,600	15,834
	General Motors Co.	372,542	15,800
	Monsanto Co.	123,268	15,014
*,^ Tesla Inc.		38,374	13,596
	Kraft Heinz Co.	170,658	13,378
	Ford Motor Co.	1,127,333	12,367
	Kimberly-Clark Corp.	103,172	12,071
*	Electronic Arts Inc.	86,898	11,033
	Constellation Brands Inc. Class A	46,384	10,180
	General Mills Inc.	166,107	9,716
	Estee Lauder Cos. Inc. Class A	63,752	8,604
*	Monster Beverage Corp.	120,426	8,217
	VF Corp.	97,499	7,911
	Stanley Black & Decker Inc.	45,788	7,611
*	Aptiv plc	77,569	7,360
	Archer-Daniels-Midland Co.	161,562	6,939
	Dr Pepper Snapple Group Inc.	56,817	6,781
	Tyson Foods Inc. Class A	81,116	6,174
	Clorox Co.	41,243	5,844
*	Mohawk Industries Inc.	19,604	5,510
	DR Horton Inc.	108,644	5,329
	Kellogg Co.	75,948	5,173
	Hershey Co.	43,264	4,773
	Conagra Brands Inc.	124,144	4,717
	Genuine Parts Co.	44,485	4,630
	Molson Coors Brewing Co. Class B	52,523	4,413
	JM Smucker Co.	33,793	4,288
*	LKQ Corp.	101,182	4,253
	Church & Dwight Co. Inc.	85,693	4,186
	McCormick & Co. Inc.	38,290	4,165
	Lear Corp.	21,257	4,106
	Whirlpool Corp.	22,386	4,061
*	Take-Two Interactive Software Inc.	31,443	3,983
	Tapestry Inc.	80,758	3,799
	Newell Brands Inc.	142,956	3,780
	Autoliv Inc.	24,808	3,776
	Brown-Forman Corp. Class B	49,642	3,440
	Lennar Corp. Class A	54,743	3,430
	PVH Corp.	21,388	3,317
	BorgWarner Inc.	58,123	3,270
	Bunge Ltd.	40,356	3,205

	Hasbro Inc.	32,329	3,057
*	NVR Inc.	933	2,965
	Ingredion Inc.	20,500	2,945
	Snap-on Inc.	15,600	2,672
*	Michael Kors Holdings Ltd.	40,200	2,653
	Hormel Foods Corp.	75,809	2,603
	Coty Inc. Class A	132,227	2,593
	Leucadia National Corp.	94,120	2,548
	Lamb Weston Holdings Inc.	41,885	2,454
	PulteGroup Inc.	76,796	2,444
	Goodyear Tire & Rubber Co.	69,009	2,403
	Campbell Soup Co.	50,563	2,354
	Harley-Davidson Inc.	46,708	2,263
*	WABCO Holdings Inc.	14,500	2,239
	Hanesbrands Inc.	101,000	2,194
*	Lululemon Athletica Inc.	27,198	2,127
	Coca-Cola European Partners plc	52,140	2,094
*	Middleby Corp.	15,100	2,058
	Pinnacle Foods Inc.	32,668	2,023
	Thor Industries Inc.	14,100	1,927
	Polaris Industries Inc.	16,700	1,887
	Toll Brothers Inc.	40,472	1,885
	Gentex Corp.	76,278	1,806
	Ralph Lauren Corp. Class A	15,759	1,801
*	US Foods Holding Corp.	55,722	1,790
	Leggett & Platt Inc.	37,712	1,754
	Adient plc	26,960	1,747
*	Skechers U.S.A. Inc. Class A	40,894	1,684
	Carter's Inc.	12,600	1,516
	Mattel Inc.	95,361	1,511
	Brunswick Corp.	23,700	1,488
*	Herbalife Ltd.	17,581	1,459
	Pool Corp.	10,600	1,434
*	Delphi Technologies plc	25,170	1,390
*	Post Holdings Inc.	17,872	1,352
	Valvoline Inc.	54,777	1,350
	CalAtlantic Group Inc.	22,888	1,285
	Dana Inc.	38,600	1,273
	Snyder's-Lance Inc.	23,213	1,160
*	Visteon Corp.	8,400	1,093
*	Hain Celestial Group Inc.	27,300	1,041
*,^ Wayfair Inc.		11,300	1,040
	Nu Skin Enterprises Inc. Class A	14,200	1,020
	Energizer Holdings Inc.	16,360	953
	Flowers Foods Inc.	47,082	923
*	Blue Buffalo Pet Products Inc.	26,507	901
*,^ Under Armour Inc.		68,205	876
*	Edgewell Personal Care Co.	15,260	862
*	Darling Ingredients Inc.	45,800	849
	Spectrum Brands Holdings Inc.	7,123	844
	Tupperware Brands Corp.	14,100	814
*	Deckers Outdoor Corp.	9,500	814
	Wolverine World Wide Inc.	24,400	801
	Tenneco Inc.	13,700	795
*	Taylor Morrison Home Corp. Class A	31,200	793
*	Welbilt Inc.	34,400	767
*	Tempur Sealy International Inc.	12,711	758

Sanderson Farms Inc.	5,900	749
* Steven Madden Ltd.	16,150	746
* Helen of Troy Ltd.	8,000	745
LCI Industries	6,700	739
Herman Miller Inc.	18,074	732
KB Home	23,200	731
* TreeHouse Foods Inc.	15,431	728
* Zynga Inc. Class A	201,251	720
* TRI Pointe Group Inc.	43,000	701
* iRobot Corp.	7,900	701
Columbia Sportswear Co.	8,900	665
B&G Foods Inc.	20,100	663
J&J Snack Foods Corp.	4,700	651
Vector Group Ltd.	30,382	647
Lancaster Colony Corp.	5,000	642
* Cooper-Standard Holdings Inc.	4,800	598
* Dorman Products Inc.	7,300	551
* Under Armour Inc. Class A	39,400	546
Cooper Tire & Rubber Co.	13,500	528
HNI Corp.	13,300	517
* Meritage Homes Corp.	10,500	498
Fresh Del Monte Produce Inc.	10,395	492
* G-III Apparel Group Ltd.	13,100	489
* Boston Beer Co. Inc. Class A	2,500	475
WD-40 Co.	3,800	470
* American Axle & Manufacturing Holdings Inc.	26,643	470
Cosan Ltd.	40,372	463
* Pilgrim's Pride Corp.	16,000	444
Schweitzer-Mauduit International Inc.	9,400	426
Callaway Golf Co.	28,097	415
* Sleep Number Corp.	10,900	410
* Modine Manufacturing Co.	17,100	399
La-Z-Boy Inc.	12,900	389
Oxford Industries Inc.	4,900	386
* Gentherm Inc.	11,700	374
Winnebago Industries Inc.	8,200	373
MDC Holdings Inc.	10,546	356
* Central Garden & Pet Co. Class A	9,400	355
Universal Corp.	7,374	354
Nutrisystem Inc.	7,900	342
Interface Inc. Class A	13,600	339
Briggs & Stratton Corp.	13,800	334
National Beverage Corp.	3,000	331
* Avon Products Inc.	132,425	323
* Cal-Maine Foods Inc.	7,200	306
* USANA Health Sciences Inc.	4,100	306
* ACCO Brands Corp.	25,442	302
Steelcase Inc. Class A	19,200	299
* Hostess Brands Inc. Class A	21,200	293
* Fitbit Inc. Class A	52,600	271
Coca-Cola Bottling Co. Consolidated	1,300	263
* Crocs Inc.	19,100	258
Knoll Inc.	11,000	252
Andersons Inc.	6,950	237
Dean Foods Co.	21,150	219
* Adecoagro SA	21,000	204
* Vista Outdoor Inc.	13,262	201

	Tootsie Roll Industries Inc.	4,691	168
	Ethan Allen Interiors Inc.	6,700	167
	National Presto Industries Inc.	1,600	163
*	GoPro Inc. Class A	26,403	144
*	Caesarstone Ltd.	5,400	115
	Superior Industries International Inc.	5,500	93
*,^ Fossil Group Inc.		9,100	72
			721,565
Consumer Services (6.7%)
*	Amazon.com Inc.	114,782	166,536
	Home Depot Inc.	339,328	68,171
	Comcast Corp. Class A	1,337,534	56,885
	Walt Disney Co.	444,178	48,269
	Wal-Mart Stores Inc.	412,793	44,004
	McDonald's Corp.	228,623	39,127
*	Netflix Inc.	118,259	31,965
*	Priceline Group Inc.	14,147	27,050
	Lowe's Cos. Inc.	241,940	25,338
	Costco Wholesale Corp.	125,850	24,524
	CVS Health Corp.	293,843	23,123
	Starbucks Corp.	405,857	23,057
	Time Warner Inc.	222,392	21,205
*	Charter Communications Inc. Class A	53,121	20,040
	Walgreens Boots Alliance Inc.	252,651	19,015
	TJX Cos. Inc.	187,635	15,071
	Marriott International Inc. Class A	88,192	12,994
	Target Corp.	161,513	12,149
*	eBay Inc.	284,272	11,536
	McKesson Corp.	61,016	10,304
	Twenty-First Century Fox Inc. Class A	276,124	10,189
	Ross Stores Inc.	111,987	9,227
	Sysco Corp.	142,708	8,972
	Dollar General Corp.	83,230	8,583
	Carnival Corp.	118,367	8,476
	Yum! Brands Inc.	99,784	8,441
	Las Vegas Sands Corp.	104,463	8,098
*	Dollar Tree Inc.	69,466	7,989
	Kroger Co.	261,062	7,926
	Cardinal Health Inc.	95,170	6,832
	Royal Caribbean Cruises Ltd.	50,498	6,744
*	O'Reilly Automotive Inc.	24,917	6,595
*	Liberty Global plc	177,221	6,337
*	AutoZone Inc.	8,221	6,293
	CBS Corp. Class B	101,692	5,859
	Hilton Worldwide Holdings Inc.	66,280	5,677
	Best Buy Co. Inc.	76,377	5,580
	Twenty-First Century Fox Inc.	152,425	5,562
	Omnicom Group Inc.	72,506	5,558
	MGM Resorts International	149,290	5,442
	Yum China Holdings Inc.	115,699	5,367
	Expedia Inc.	37,135	4,754
	AmerisourceBergen Corp. Class A	47,600	4,744
	MercadoLibre Inc.	11,592	4,487
*	CarMax Inc.	56,599	4,040
	Wynn Resorts Ltd.	24,239	4,014
	Nielsen Holdings plc	107,098	4,007
*	Ulta Beauty Inc.	17,967	3,991

* Liberty Interactive Corp. QVC Group Class A	125,890	3,536
L Brands Inc.	67,707	3,391
Wyndham Worldwide Corp.	27,298	3,389
Darden Restaurants Inc.	35,132	3,367
Viacom Inc. Class B	100,714	3,366
Tiffany & Co.	30,955	3,301
Aramark	68,588	3,142
* Norwegian Cruise Line Holdings Ltd.	51,315	3,117
Kohl's Corp.	48,104	3,116
* DISH Network Corp. Class A	63,460	2,976
Delta Air Lines Inc.	49,765	2,825
Tractor Supply Co.	36,100	2,753
Domino's Pizza Inc.	12,000	2,602
Southwest Airlines Co.	41,536	2,525
* Copart Inc.	55,700	2,455
^ Sirius XM Holdings Inc.	400,740	2,449
Interpublic Group of Cos. Inc.	111,807	2,447
* Liberty Media Corp-Liberty SiriusXM Class C	54,541	2,444
Vail Resorts Inc.	10,989	2,402
Advance Auto Parts Inc.	20,302	2,375
* Burlington Stores Inc.	19,462	2,369
* Chipotle Mexican Grill Inc. Class A	7,150	2,322
FactSet Research Systems Inc.	11,100	2,228
Macy's Inc.	84,348	2,189
Gap Inc.	65,309	2,171
Scripps Networks Interactive Inc. Class A	24,665	2,170
KAR Auction Services Inc.	39,204	2,138
* Liberty Media Corp-Liberty Formula One	55,715	2,100
Service Corp. International	51,700	2,066
* Liberty Global plc Class A	54,194	2,026
* ServiceMaster Global Holdings Inc.	37,698	1,987
Foot Locker Inc.	37,133	1,825
American Airlines Group Inc.	33,366	1,812
News Corp. Class A	104,170	1,782
* GrubHub Inc.	24,200	1,748
* Live Nation Entertainment Inc.	38,500	1,735
* Discovery Communications Inc.	71,747	1,712
Dunkin' Brands Group Inc.	25,818	1,669
Nordstrom Inc.	33,835	1,668
H&R Block Inc.	59,942	1,591
* Bright Horizons Family Solutions Inc.	15,254	1,498
* United Continental Holdings Inc.	20,400	1,384
Rollins Inc.	27,250	1,345
Casey's General Stores Inc.	11,000	1,332
* Grand Canyon Education Inc.	13,400	1,246
Dun & Bradstreet Corp.	9,830	1,216
Six Flags Entertainment Corp.	18,000	1,216
Sabre Corp.	57,454	1,193
* Beacon Roofing Supply Inc.	19,644	1,189
Williams-Sonoma Inc.	23,100	1,183
Chemed Corp.	4,200	1,094
Texas Roadhouse Inc. Class A	18,300	1,075
* Madison Square Garden Co. Class A	4,933	1,065
Extended Stay America Inc.	51,059	1,033
International Game Technology plc	35,488	1,032
Cinemark Holdings Inc.	28,000	1,030
* Stamps.com Inc.	5,000	1,019

*	TripAdvisor Inc.	29,368	1,018
*	Hyatt Hotels Corp. Class A	12,494	1,016
*	Liberty Media Corp-Liberty SiriusXM Class A	22,033	992
*	Sprouts Farmers Market Inc.	35,094	980
	ILG Inc.	31,138	978
*	Five Below Inc.	14,800	961
*	AutoNation Inc.	15,866	955
*	Yelp Inc. Class A	21,777	954
	Dolby Laboratories Inc. Class A	14,600	939
	Cracker Barrel Old Country Store Inc.	5,300	935
	Tribune Media Co. Class A	21,900	933
	Churchill Downs Inc.	3,600	932
	Cable One Inc.	1,292	912
	Bed Bath & Beyond Inc.	39,100	902
	Nexstar Media Group Inc. Class A	11,986	900
*	Avis Budget Group Inc.	20,000	899
	Boyd Gaming Corp.	22,700	896
	Marriott Vacations Worldwide Corp.	5,863	893
	TEGNA Inc.	61,377	888
	Lithia Motors Inc. Class A	7,100	887
	Signet Jewelers Ltd.	16,700	883
*	Performance Food Group Co.	24,652	847
*	Michaels Cos. Inc.	31,512	847
*	Lions Gate Entertainment Corp. Class B	26,185	838
*	Hilton Grand Vacations Inc.	18,540	834
	American Eagle Outfitters Inc.	44,943	809
	Wendy's Co.	49,228	797
*	Murphy USA Inc.	9,130	779
	Regal Entertainment Group Class A	33,623	769
*	Discovery Communications Inc. Class A	30,441	763
*	Penn National Gaming Inc.	23,900	763
*	Adtalem Global Education Inc.	16,536	761
	Choice Hotels International Inc.	9,200	756
	Children's Place Inc.	5,000	749
*	Ollie's Bargain Outlet Holdings Inc.	13,400	744
	Hillenbrand Inc.	16,800	744
	Sinclair Broadcast Group Inc. Class A	19,965	741
	New York Times Co. Class A	31,500	732
*	Urban Outfitters Inc.	21,317	727
	John Wiley & Sons Inc. Class A	11,400	723
	Big Lots Inc.	11,800	717
	Aaron's Inc.	17,500	716
	Meredith Corp.	10,800	714
	Jack in the Box Inc.	7,800	710
*	Acxiom Corp.	26,200	709
*	AMC Networks Inc. Class A	13,734	709
*	Buffalo Wild Wings Inc.	4,500	707
*	Planet Fitness Inc. Class A	20,400	689
*	Liberty Expedia Holdings Inc. Class A	14,681	688
*	SiteOne Landscape Supply Inc.	9,000	685
*,^ Cars.com Inc.		22,892	680
	Dick's Sporting Goods Inc.	21,500	676
*	United Natural Foods Inc.	14,133	673
*	Scientific Games Corp.	14,181	662
*	Lions Gate Entertainment Corp. Class A	19,393	656
	Graham Holdings Co. Class B	1,099	653
*	Rite Aid Corp.	294,300	642

Bloomin' Brands Inc.	28,935	637
Red Rock Resorts Inc. Class A	18,100	629
* Etsy Inc.	33,000	619
Alaska Air Group Inc.	9,300	611
* Liberty Latin America Ltd.	26,819	608
* Sotheby's	11,300	596
News Corp. Class B	33,640	587
* Dave & Buster's Entertainment Inc.	12,000	564
* Caesars Entertainment Corp.	39,725	554
* Shutterfly Inc.	8,100	552
* Sally Beauty Holdings Inc.	32,500	540
Morningstar Inc.	5,600	538
Papa John's International Inc.	8,200	532
PriceSmart Inc.	6,200	528
AMERCO	1,446	528
Cheesecake Factory Inc.	10,700	526
Monro Inc.	9,300	525
* Weight Watchers International Inc.	8,000	514
* Liberty Latin America Ltd. Class A	22,191	498
* RH	5,300	498
* La Quinta Holdings Inc.	24,606	490
* Herc Holdings Inc.	7,460	490
Penske Automotive Group Inc.	9,100	475
* Pinnacle Entertainment Inc.	14,500	468
* Groupon Inc. Class A	88,100	466
Matthews International Corp. Class A	8,319	466
* JetBlue Airways Corp.	22,312	465
Brinker International Inc.	12,700	462
* MSG Networks Inc.	18,400	442
Office Depot Inc.	135,767	441
DSW Inc. Class A	21,420	429
Caleres Inc.	14,400	427
* Eldorado Resorts Inc.	12,132	419
Abercrombie & Fitch Co.	20,080	416
GameStop Corp. Class A	24,516	412
* Rush Enterprises Inc. Class A	7,600	411
Gannett Co. Inc.	34,388	406
Travelport Worldwide Ltd.	29,400	400
* Belmond Ltd. Class A	30,100	388
Group 1 Automotive Inc.	4,900	384
* Arcos Dorados Holdings Inc. Class A	37,400	383
Tailored Brands Inc.	15,500	375
* Pandora Media Inc.	73,500	351
* EW Scripps Co. Class A	21,600	346
* Asbury Automotive Group Inc.	4,600	334
International Speedway Corp. Class A	7,200	334
* Hertz Global Holdings Inc.	13,981	321
* SeaWorld Entertainment Inc.	20,900	319
Guess? Inc.	17,200	316
* Diplomat Pharmacy Inc.	11,536	311
DineEquity Inc.	5,500	305
Dillard's Inc. Class A	4,400	297
Chico's FAS Inc.	30,900	294
* IMAX Corp.	14,500	288
SpartanNash Co.	11,600	283
* JC Penney Co. Inc.	75,534	280
Copa Holdings SA Class A	2,000	277

Sonic Corp.	10,700	277
Capella Education Co.	3,400	271
Strayer Education Inc.	2,800	259
* Houghton Mifflin Harcourt Co.	30,800	259
Scholastic Corp.	6,500	250
Core-Mark Holding Co. Inc.	11,200	247
* TrueCar Inc.	19,300	228
* Red Robin Gourmet Burgers Inc.	4,300	226
Sonic Automotive Inc. Class A	10,200	220
* Liberty Media Corp-Liberty Formula One Class A	5,771	206
* MakeMyTrip Ltd.	6,500	199
* Lumber Liquidators Holdings Inc.	7,100	198
* Liberty Media Corp-Liberty Braves Class C	7,918	186
* Liberty TripAdvisor Holdings Inc. Class A	21,067	185
New Media Investment Group Inc.	10,669	180
* Spirit Airlines Inc.	4,100	173
Allegiant Travel Co. Class A	1,000	159
BJ's Restaurants Inc.	4,200	159
Weis Markets Inc.	3,900	155
* Regis Corp.	9,500	151
* Genesco Inc.	4,200	146
Hawaiian Holdings Inc.	3,900	146
SUPERVALU Inc.	9,113	144
* Express Inc.	20,600	144
Buckle Inc.	6,500	130
Rent-A-Center Inc.	11,100	120
Speedway Motorsports Inc.	5,653	117
Finish Line Inc. Class A	10,200	116
* Fiesta Restaurant Group Inc.	5,900	113
* Hibbett Sports Inc.	4,600	104
* Biglari Holdings Inc.	225	93
National CineMedia Inc.	12,700	85
Barnes & Noble Inc.	13,300	63
* GNC Holdings Inc. Class A	13,900	61
* Liberty Media Corp-Liberty Braves Class A	2,308	55
* Barnes & Noble Education Inc.	8,124	54
Pier 1 Imports Inc.	15,000	50
* Lands' End Inc.	2,691	45
* FTD Cos. Inc.	5,200	31
Entercom Communications Corp. Class A	398	4
		1,075,009
Financials (10.4%)
JPMorgan Chase & Co.	992,581	114,812
Bank of America Corp.	2,793,134	89,380
Wells Fargo & Co.	1,275,237	83,885
* Berkshire Hathaway Inc. Class B	387,897	83,157
Visa Inc. Class A	520,669	64,683
Citigroup Inc.	758,889	59,558
Mastercard Inc. Class A	272,149	45,993
* Berkshire Hathaway Inc. Class A	111	35,895
Goldman Sachs Group Inc.	101,032	27,065
US Bancorp	444,785	25,415
PNC Financial Services Group Inc.	138,951	21,957
Morgan Stanley	369,124	20,874
American Express Co.	208,847	20,759
Chubb Ltd.	132,699	20,721
BlackRock Inc.	35,216	19,784

Charles Schwab Corp.	340,759	18,176
American Tower Corp.	121,791	17,989
American International Group Inc.	256,184	16,375
Bank of New York Mellon Corp.	281,969	15,988
CME Group Inc.	96,866	14,867
Simon Property Group Inc.	90,123	14,723
Capital One Financial Corp.	140,017	14,556
Prudential Financial Inc.	122,244	14,525
S&P Global Inc.	73,467	13,305
Crown Castle International Corp.	116,704	13,161
BB&T Corp.	229,662	12,675
MetLife Inc.	259,243	12,462
Intercontinental Exchange Inc.	168,297	12,427
Marsh & McLennan Cos. Inc.	146,774	12,259
State Street Corp.	107,793	11,876
Travelers Cos. Inc.	79,187	11,872
Allstate Corp.	104,655	10,337
Equinix Inc.	22,570	10,274
SunTrust Banks Inc.	143,383	10,137
Prologis Inc.	155,231	10,107
Aon plc	70,949	10,087
Aflac Inc.	112,143	9,891
Synchrony Financial	233,759	9,276
Discover Financial Services	113,705	9,074
Progressive Corp.	166,871	9,028
Weyerhaeuser Co.	219,928	8,256
M&T Bank Corp.	43,193	8,240
Public Storage	41,984	8,219
Moody's Corp.	48,028	7,770
T. Rowe Price Group Inc.	68,258	7,620
Ameriprise Financial Inc.	43,591	7,354
Fifth Third Bancorp	218,574	7,235
KeyCorp	334,501	7,158
Citizens Financial Group Inc.	154,065	7,072
AvalonBay Communities Inc.	41,311	7,039
Regions Financial Corp.	362,270	6,966
Digital Realty Trust Inc.	60,860	6,813
Welltower Inc.	109,720	6,580
Northern Trust Corp.	60,811	6,409
Equity Residential	103,551	6,380
* SBA Communications Corp. Class A	36,457	6,362
Hartford Financial Services Group Inc.	105,687	6,210
Ventas Inc.	106,469	5,959
Boston Properties Inc.	47,578	5,886
Willis Towers Watson plc	36,553	5,866
Huntington Bancshares Inc.	354,740	5,740
Lincoln National Corp.	67,629	5,600
Comerica Inc.	57,174	5,444
Principal Financial Group Inc.	79,644	5,384
* IHS Markit Ltd.	112,412	5,365
Realty Income Corp.	93,418	4,969
Essex Property Trust Inc.	21,067	4,908
Cboe Global Markets Inc.	36,019	4,841
* Markel Corp.	4,207	4,828
Host Hotels & Resorts Inc.	227,961	4,732
* E*TRADE Financial Corp.	86,270	4,546
Invesco Ltd.	123,849	4,475

Loews Corp.	86,353	4,460
First Republic Bank	49,643	4,446
Equifax Inc.	34,834	4,352
GGP Inc.	188,474	4,341
TD Ameritrade Holding Corp.	75,661	4,221
Franklin Resources Inc.	99,071	4,202
* CBRE Group Inc. Class A	90,912	4,154
Vornado Realty Trust	56,724	4,066
Unum Group	75,989	4,042
Mid-America Apartment Communities Inc.	39,910	3,806
Annaly Capital Management Inc.	361,036	3,805
Cincinnati Financial Corp.	49,165	3,781
Ally Financial Inc.	123,586	3,679
HCP Inc.	152,637	3,675
* SVB Financial Group	14,860	3,664
MSCI Inc. Class A	25,300	3,522
* Arch Capital Group Ltd.	38,556	3,506
Raymond James Financial Inc.	35,700	3,441
Alexandria Real Estate Equities Inc.	26,004	3,373
Arthur J Gallagher & Co.	48,842	3,337
Affiliated Managers Group Inc.	15,783	3,151
Zions Bancorporation	56,796	3,069
Torchmark Corp.	31,725	2,882
Extra Space Storage Inc.	34,400	2,872
Reinsurance Group of America Inc. Class A	18,200	2,851
FNF Group	71,864	2,801
SEI Investments Co.	36,817	2,767
East West Bancorp Inc.	41,700	2,748
Everest Re Group Ltd.	11,746	2,699
Western Union Co.	129,000	2,682
Iron Mountain Inc.	76,348	2,674
XL Group Ltd.	72,520	2,672
SL Green Realty Corp.	26,559	2,670
* Alleghany Corp.	4,247	2,666
UDR Inc.	72,887	2,663
Duke Realty Corp.	97,752	2,582
Regency Centers Corp.	40,983	2,578
* Liberty Broadband Corp.	26,944	2,574
Voya Financial Inc.	49,481	2,569
Nasdaq Inc.	31,300	2,532
Federal Realty Investment Trust	20,650	2,494
Macerich Co.	37,846	2,444
* Signature Bank	15,000	2,310
American Financial Group Inc.	19,900	2,255
Camden Property Trust	25,907	2,242
Janus Henderson Group plc	56,741	2,234
Gaming and Leisure Properties Inc.	57,062	2,079
AGNC Investment Corp.	107,530	2,020
Equity LifeStyle Properties Inc.	23,200	2,003
WR Berkley Corp.	27,276	1,991
MarketAxess Holdings Inc.	10,100	1,982
New York Community Bancorp Inc.	139,598	1,977
Jones Lang LaSalle Inc.	12,400	1,939
VEREIT Inc.	268,478	1,933
Kilroy Realty Corp.	26,518	1,891
Lazard Ltd. Class A	32,200	1,886
PacWest Bancorp	35,698	1,872

CIT Group Inc.	36,133	1,832
WP Carey Inc.	28,143	1,824
Kimco Realty Corp.	114,426	1,820
Sun Communities Inc.	20,300	1,803
* Athene Holding Ltd. Class A	35,921	1,802
People's United Financial Inc.	91,524	1,800
Invitation Homes Inc.	79,554	1,789
Eaton Vance Corp.	30,800	1,780
Liberty Property Trust	42,798	1,772
Brown & Brown Inc.	33,628	1,765
Bank of the Ozarks	34,937	1,745
First American Financial Corp.	29,000	1,713
Douglas Emmett Inc.	43,700	1,690
National Retail Properties Inc.	41,605	1,651
Lamar Advertising Co. Class A	22,627	1,629
New Residential Investment Corp.	93,727	1,621
Synovus Financial Corp.	31,885	1,607
Apartment Investment & Management Co.	38,357	1,605
First Horizon National Corp.	80,258	1,594
Cullen/Frost Bankers Inc.	14,900	1,585
* Western Alliance Bancorp	26,800	1,572
Validus Holdings Ltd.	23,165	1,568
Commerce Bancshares Inc.	26,763	1,566
Forest City Realty Trust Inc. Class A	66,682	1,565
* Brighthouse Financial Inc.	24,269	1,560
Healthcare Trust of America Inc. Class A	55,690	1,538
American Campus Communities Inc.	39,900	1,535
^ Omega Healthcare Investors Inc.	55,959	1,513
Old Republic International Corp.	70,167	1,508
* MGIC Investment Corp.	101,300	1,501
Starwood Property Trust Inc.	73,205	1,493
RenaissanceRe Holdings Ltd.	11,631	1,479
DCT Industrial Trust Inc.	24,625	1,458
* Black Knight Inc.	29,334	1,452
Brixmor Property Group Inc.	89,357	1,450
Sterling Bancorp	58,312	1,443
CyrusOne Inc.	24,787	1,430
Hudson Pacific Properties Inc.	44,615	1,426
CubeSmart	51,600	1,421
Chemical Financial Corp.	24,198	1,413
LPL Financial Holdings Inc.	23,600	1,408
* Zillow Group Inc.	31,613	1,405
Hanover Insurance Group Inc.	12,300	1,392
Webster Financial Corp.	24,400	1,382
Radian Group Inc.	62,400	1,377
* Liberty Ventures Class A	23,071	1,360
Prosperity Bancshares Inc.	17,700	1,342
American Homes 4 Rent Class A	64,020	1,331
Assurant Inc.	14,538	1,330
FNB Corp.	91,625	1,315
Colony NorthStar Inc. Class A	145,986	1,311
Highwoods Properties Inc.	27,200	1,302
* Howard Hughes Corp.	10,324	1,300
Hospitality Properties Trust	45,168	1,283
Pinnacle Financial Partners Inc.	20,261	1,282
* Texas Capital Bancshares Inc.	13,500	1,280
Umpqua Holdings Corp.	58,833	1,274

BankUnited Inc.	31,001	1,272
Medical Properties Trust Inc.	96,621	1,264
Primerica Inc.	12,500	1,262
Wintrust Financial Corp.	14,500	1,246
Hancock Holding Co.	22,400	1,203
Stifel Financial Corp.	17,700	1,195
Interactive Brokers Group Inc.	18,500	1,184
STORE Capital Corp.	48,181	1,181
Assured Guaranty Ltd.	32,900	1,171
Axis Capital Holdings Ltd.	23,062	1,165
IBERIABANK Corp.	13,406	1,133
Popular Inc.	27,398	1,113
Rayonier Inc.	34,300	1,113
Park Hotels & Resorts Inc.	38,420	1,111
Gramercy Property Trust	43,696	1,103
Apple Hospitality REIT Inc.	56,100	1,093
CNO Financial Group Inc.	44,300	1,089
Senior Housing Properties Trust	62,803	1,088
Realogy Holdings Corp.	38,890	1,070
Taubman Centers Inc.	17,213	1,061
Evercore Inc. Class A	10,500	1,056
* SLM Corp.	92,267	1,056
RLJ Lodging Trust	45,365	1,049
Life Storage Inc.	12,607	1,048
Navient Corp.	72,667	1,035
Investors Bancorp Inc.	75,431	1,033
Spirit Realty Capital Inc.	126,299	1,032
Home BancShares Inc.	42,187	1,013
Sunstone Hotel Investors Inc.	59,889	1,009
Washington Federal Inc.	28,100	1,009
UMB Financial Corp.	13,200	1,006
* Essent Group Ltd.	21,600	1,005
Associated Banc-Corp	40,400	1,000
Cousins Properties Inc.	111,022	999
EPR Properties	16,800	992
CoreSite Realty Corp.	9,100	986
* Credit Acceptance Corp.	2,983	984
United Bankshares Inc.	26,581	978
First Industrial Realty Trust Inc.	31,651	977
Healthcare Realty Trust Inc.	32,600	974
Bank of Hawaii Corp.	11,600	971
Legg Mason Inc.	22,607	963
* Equity Commonwealth	32,200	963
Selective Insurance Group Inc.	16,500	961
Paramount Group Inc.	63,100	948
Weingarten Realty Investors	32,000	946
MB Financial Inc.	22,100	945
* Liberty Broadband Corp. Class A	9,951	942
LaSalle Hotel Properties	30,400	928
Ryman Hospitality Properties Inc.	11,937	914
TCF Financial Corp.	42,388	909
Blackstone Mortgage Trust Inc. Class A	28,797	893
FirstCash Inc.	12,096	884
Cathay General Bancorp	20,200	884
Federated Investors Inc. Class B	25,379	880
South State Corp.	9,895	877
BGC Partners Inc. Class A	61,084	874

	Outfront Media Inc.	39,015	874
	First Financial Bankshares Inc.	18,800	873
	JBG SMITH Properties	25,864	873
	Valley National Bancorp	68,684	863
	RLI Corp.	13,300	855
	Chimera Investment Corp.	50,020	850
	Sabra Health Care REIT Inc.	46,867	848
	Fulton Financial Corp.	46,500	846
	Columbia Banking System Inc.	19,437	837
	Brandywine Realty Trust	46,164	828
*	Green Dot Corp. Class A	13,226	810
	First Citizens BancShares Inc. Class A	1,900	808
	Columbia Property Trust Inc.	36,900	808
	ProAssurance Corp.	14,616	799
	White Mountains Insurance Group Ltd.	945	794
	BancorpSouth Bank	23,300	782
	American Equity Investment Life Holding Co.	23,684	782
	Glacier Bancorp Inc.	19,700	773
	EastGroup Properties Inc.	8,900	773
	Piedmont Office Realty Trust Inc. Class A	38,700	755
	MFA Financial Inc.	105,400	755
	Physicians Realty Trust	45,884	748
	National Health Investors Inc.	10,600	748
	Uniti Group Inc.	47,178	747
	Kemper Corp.	11,500	746
	CoreCivic Inc.	32,107	745
	GEO Group Inc.	32,998	744
	Retail Properties of America Inc.	60,400	728
	Corporate Office Properties Trust	26,610	726
*	Enstar Group Ltd.	3,432	712
	Tanger Factory Outlet Centers Inc.	27,900	703
	Renasant Corp.	16,289	702
	Xenia Hotels & Resorts Inc.	31,600	701
	Community Bank System Inc.	13,160	701
	Education Realty Trust Inc.	20,817	688
	Pebblebrook Hotel Trust	17,560	685
*	HealthEquity Inc.	13,500	683
*	HRG Group Inc.	37,425	683
	Two Harbors Investment Corp.	46,250	682
	Santander Consumer USA Holdings Inc.	39,500	681
	DDR Corp.	83,500	678
*	Blackhawk Network Holdings Inc.	14,808	673
	Aspen Insurance Holdings Ltd.	18,000	672
	QTS Realty Trust Inc. Class A	13,500	672
*	Zillow Group Inc. Class A	14,863	666
	Empire State Realty Trust Inc.	34,011	665
	Independent Bank Corp.	9,300	664
	Urban Edge Properties	28,274	661
	First Midwest Bancorp Inc.	26,200	651
*,^ BofI Holding Inc.		18,100	651
	PS Business Parks Inc.	5,300	647
	DiamondRock Hospitality Co.	54,700	643
	Hope Bancorp Inc.	33,654	641
	Old National Bancorp	36,746	636
	Retail Opportunity Investments Corp.	34,600	636
	CVB Financial Corp.	27,100	634
	Rexford Industrial Realty Inc.	21,100	626

STAG Industrial Inc.	24,708	626
* LendingTree Inc.	1,700	625
Hilltop Holdings Inc.	23,832	624
Great Western Bancorp Inc.	14,800	624
Washington REIT	21,600	619
Four Corners Property Trust Inc.	26,187	618
Simmons First National Corp. Class A	10,426	614
Ameris Bancorp	11,400	610
Kennedy-Wilson Holdings Inc.	34,153	606
Trustmark Corp.	18,900	601
Union Bankshares Corp.	15,894	600
BOK Financial Corp.	6,200	599
International Bancshares Corp.	14,400	598
United Community Banks Inc.	18,800	596
Westamerica Bancorporation	9,900	588
Lexington Realty Trust	64,400	581
* OneMain Holdings Inc.	17,652	577
HFF Inc. Class A	11,500	566
LegacyTexas Financial Group Inc.	12,700	559
Argo Group International Holdings Ltd.	8,855	543
* Eagle Bancorp Inc.	8,600	542
Acadia Realty Trust	22,000	540
Financial Engines Inc.	18,785	534
Apollo Commercial Real Estate Finance Inc.	29,400	534
Towne Bank	17,100	522
Potlatch Corp.	9,800	518
Tompkins Financial Corp.	6,263	516
* FCB Financial Holdings Inc. Class A	9,400	515
Alexander & Baldwin Inc.	19,360	513
WesBanco Inc.	12,213	501
Invesco Mortgage Capital Inc.	30,800	500
* PRA Group Inc.	13,900	497
Waddell & Reed Financial Inc. Class A	21,400	492
Terreno Realty Corp.	13,700	488
ServisFirst Bancshares Inc.	11,400	484
Mack-Cali Realty Corp.	24,000	482
Banner Corp.	8,800	478
First Merchants Corp.	10,900	470
Northwest Bancshares Inc.	27,800	468
First Financial Bancorp	16,300	465
Horace Mann Educators Corp.	11,200	463
Capitol Federal Financial Inc.	35,200	460
First Commonwealth Financial Corp.	31,800	460
WSFS Financial Corp.	8,800	450
Provident Financial Services Inc.	16,900	445
Artisan Partners Asset Management Inc. Class A	11,200	438
NRG Yield Inc.	23,196	438
NBT Bancorp Inc.	11,743	433
Chesapeake Lodging Trust	15,700	430
Piper Jaffray Cos.	4,600	425
First Hawaiian Inc.	14,600	422
Government Properties Income Trust	24,520	421
Kite Realty Group Trust	24,700	416
* Genworth Financial Inc. Class A	132,574	406
Summit Hotel Properties Inc.	25,496	395
LTC Properties Inc.	9,600	393
CNA Financial Corp.	7,200	390

Select Income REIT	17,289	387
Park National Corp.	3,600	378
S&T Bancorp Inc.	9,300	375
TFS Financial Corp.	25,300	370
Employers Holdings Inc.	8,700	369
Infinity Property & Casualty Corp.	3,600	364
OM Asset Management plc	20,000	358
* Third Point Reinsurance Ltd.	24,804	353
* Walker & Dunlop Inc.	7,400	344
Sandy Spring Bancorp Inc.	9,067	343
American National Insurance Co.	2,700	341
Independent Bank Group Inc.	4,700	337
Mercury General Corp.	6,755	331
Brookline Bancorp Inc.	20,647	330
Global Net Lease Inc.	17,900	328
American Assets Trust Inc.	9,300	328
Washington Prime Group Inc.	49,471	325
WisdomTree Investments Inc.	27,800	322
* Quality Care Properties Inc.	23,725	320
Oritani Financial Corp.	18,863	315
Kearny Financial Corp.	22,500	310
Redwood Trust Inc.	20,480	305
* LendingClub Corp.	83,100	304
Beneficial Bancorp Inc.	18,649	303
National General Holdings Corp.	15,000	300
Safety Insurance Group Inc.	3,784	294
City Holding Co.	4,200	289
Boston Private Financial Holdings Inc.	18,700	288
Nelnet Inc. Class A	5,500	287
* First BanCorp	46,800	281
AmTrust Financial Services Inc.	20,920	281
* St. Joe Co.	14,933	281
InfraREIT Inc.	14,780	281
CBL & Associates Properties Inc.	49,800	277
Bank of Montreal (New York Shares)	3,309	272
Ramco-Gershenson Properties Trust	20,500	271
Washington Trust Bancorp Inc.	4,900	264
United Fire Group Inc.	5,994	260
Urstadt Biddle Properties Inc. Class A	13,357	259
ARMOUR Residential REIT Inc.	11,012	258
* Encore Capital Group Inc.	6,200	257
BancFirst Corp.	4,600	256
PennyMac Mortgage Investment Trust	15,600	256
TrustCo Bank Corp. NY	29,706	255
Navigators Group Inc.	5,200	253
CYS Investments Inc.	37,000	249
Pennsylvania REIT	22,214	248
Franklin Street Properties Corp.	24,400	247
Universal Health Realty Income Trust	3,717	247
* Cannae Holdings Inc.	14,171	247
FBL Financial Group Inc. Class A	3,500	244
Cohen & Steers Inc.	5,800	236
Flushing Financial Corp.	7,945	224
* MBIA Inc.	30,300	222
Alexander's Inc.	600	218
Getty Realty Corp.	8,211	215
First Financial Corp.	4,548	211

* Greenlight Capital Re Ltd. Class A	10,300	209
NorthStar Realty Europe Corp.	17,215	205
Community Trust Bancorp Inc.	4,276	202
Saul Centers Inc.	3,632	199
RMR Group Inc. Class A	3,063	198
Virtus Investment Partners Inc.	1,528	196
State Auto Financial Corp.	6,500	193
1st Source Corp.	3,630	190
Stock Yards Bancorp Inc.	5,237	188
Ashford Hospitality Trust Inc.	26,806	173
Dime Community Bancshares Inc.	8,800	167
Capstead Mortgage Corp.	20,300	167
Investors Real Estate Trust	27,900	158
Investment Technology Group Inc.	7,400	158
New Senior Investment Group Inc.	20,051	154
* iStar Inc.	14,300	151
Maiden Holdings Ltd.	21,100	149
Hersha Hospitality Trust Class A	7,475	139
Altisource Residential Corp.	10,800	119
* Nationstar Mortgage Holdings Inc.	6,104	108
* Marcus & Millichap Inc.	3,300	108
NRG Yield Inc. Class A	5,100	96
Greenhill & Co. Inc.	5,100	95
Anworth Mortgage Asset Corp.	18,500	90
Republic Bancorp Inc. Class A	2,300	89
Granite Point Mortgage Trust Inc.	4,381	76
* Forestar Group Inc.	932	23
		1,655,611
Health Care (6.4%)
Johnson & Johnson	777,160	107,396
UnitedHealth Group Inc.	276,527	65,476
Pfizer Inc.	1,720,539	63,729
AbbVie Inc.	459,472	51,562
Merck & Co. Inc.	790,637	46,845
Amgen Inc.	212,506	39,537
Medtronic plc	388,863	33,399
Gilead Sciences Inc.	376,026	31,511
Abbott Laboratories	484,194	30,097
Bristol-Myers Squibb Co.	475,274	29,752
Thermo Fisher Scientific Inc.	113,786	25,501
Eli Lilly & Co.	281,762	22,950
* Celgene Corp.	224,419	22,702
* Biogen Inc.	61,636	21,438
Anthem Inc.	74,416	18,444
Becton Dickinson and Co.	75,289	18,291
Allergan plc	97,262	17,532
Aetna Inc.	92,128	17,211
Stryker Corp.	97,571	16,039
Cigna Corp.	69,341	14,447
* Intuitive Surgical Inc.	32,128	13,869
* Express Scripts Holding Co.	165,314	13,090
* Vertex Pharmaceuticals Inc.	72,567	12,109
Humana Inc.	41,544	11,708
Zoetis Inc.	145,259	11,146
* Boston Scientific Corp.	393,333	10,998
Baxter International Inc.	141,632	10,202
* Illumina Inc.	41,824	9,730

* HCA Healthcare Inc.	86,131	8,713
* Regeneron Pharmaceuticals Inc.	22,994	8,431
* Edwards Lifesciences Corp.	61,016	7,723
* Alexion Pharmaceuticals Inc.	63,991	7,635
Zimmer Biomet Holdings Inc.	59,730	7,593
* Mylan NV	155,197	6,650
* Align Technology Inc.	23,344	6,116
* Laboratory Corp. of America Holdings	32,448	5,662
* Centene Corp.	50,723	5,440
* Waters Corp.	23,596	5,088
* IDEXX Laboratories Inc.	26,988	5,048
* BioMarin Pharmaceutical Inc.	54,298	4,899
* IQVIA Holdings Inc.	47,878	4,893
Quest Diagnostics Inc.	43,999	4,656
* Incyte Corp.	51,106	4,614
Dentsply Sirona Inc.	67,346	4,095
ResMed Inc.	39,574	3,989
* Henry Schein Inc.	50,654	3,833
Perrigo Co. plc	40,060	3,630
* Varian Medical Systems Inc.	27,890	3,556
Teleflex Inc.	12,800	3,555
* Nektar Therapeutics Class A	41,500	3,470
* DaVita Inc.	43,516	3,396
* Hologic Inc.	79,269	3,385
Cooper Cos. Inc.	13,741	3,362
* Bioverativ Inc.	31,709	3,268
* Alnylam Pharmaceuticals Inc.	24,138	3,137
Universal Health Services Inc. Class B	23,466	2,851
* Bluebird Bio Inc.	13,807	2,829
* ABIOMED Inc.	11,700	2,749
* WellCare Health Plans Inc.	12,700	2,672
* Alkermes plc	46,400	2,653
* Exelixis Inc.	82,400	2,498
* Jazz Pharmaceuticals plc	16,100	2,346
STERIS plc	24,206	2,201
* Neurocrine Biosciences Inc.	25,400	2,171
West Pharmaceutical Services Inc.	20,100	2,014
* Sage Therapeutics Inc.	10,530	1,999
* Ionis Pharmaceuticals Inc.	35,100	1,843
* Catalent Inc.	38,124	1,774
* Juno Therapeutics Inc.	19,600	1,682
* Exact Sciences Corp.	33,400	1,660
Hill-Rom Holdings Inc.	18,900	1,613
* United Therapeutics Corp.	12,400	1,600
* Bio-Rad Laboratories Inc. Class A	5,700	1,474
* DexCom Inc.	24,900	1,449
Bio-Techne Corp.	9,900	1,389
* Seattle Genetics Inc.	26,500	1,386
* MEDNAX Inc.	26,200	1,384
* Encompass Health Corp.	26,120	1,382
* Charles River Laboratories International Inc.	12,600	1,329
* Insulet Corp.	16,900	1,293
* FibroGen Inc.	21,347	1,250
* Sarepta Therapeutics Inc.	18,291	1,199
* Envision Healthcare Corp.	32,868	1,183
* PRA Health Sciences Inc.	12,884	1,173
* Masimo Corp.	12,300	1,159

	Cantel Medical Corp.	10,400	1,154
*	Molina Healthcare Inc.	12,100	1,105
*	Agios Pharmaceuticals Inc.	13,508	1,064
	Healthcare Services Group Inc.	19,200	1,059
	Bruker Corp.	27,900	994
*	Avexis Inc.	7,709	954
*	ICU Medical Inc.	4,100	939
*	Blueprint Medicines Corp.	11,651	916
*	Haemonetics Corp.	13,900	899
*	Integra LifeSciences Holdings Corp.	16,914	891
*	Globus Medical Inc.	19,300	889
*	Array BioPharma Inc.	59,600	883
*	Penumbra Inc.	8,600	857
*	Ligand Pharmaceuticals Inc.	5,400	851
*	LivaNova plc	9,907	848
*	Neogen Corp.	13,733	811
*	Akorn Inc.	25,100	809
*	ACADIA Pharmaceuticals Inc.	26,700	799
*	Clovis Oncology Inc.	13,112	793
	Patterson Cos. Inc.	21,413	769
*	Acadia Healthcare Co. Inc.	22,369	762
*	Portola Pharmaceuticals Inc.	14,736	756
*	Horizon Pharma plc	48,424	705
*	Amicus Therapeutics Inc.	43,400	704
*	NuVasive Inc.	14,100	689
*	Myriad Genetics Inc.	18,400	679
*	TESARO Inc.	9,855	665
*	Magellan Health Inc.	6,600	657
	Abaxis Inc.	9,000	645
*	Wright Medical Group NV	27,532	626
*	Halyard Health Inc.	12,705	620
*	Loxo Oncology Inc.	6,100	619
*	Medicines Co.	18,300	606
*	Ironwood Pharmaceuticals Inc. Class A	40,500	600
*	Merit Medical Systems Inc.	12,900	599
*	Prestige Brands Holdings Inc.	14,300	598
*	LifePoint Health Inc.	12,000	593
*	Halozyme Therapeutics Inc.	31,700	592
*	Syneos Health Inc.	15,037	577
*	Insmed Inc.	22,099	562
*	Nevro Corp.	6,900	554
*	Inogen Inc.	4,500	548
*	Puma Biotechnology Inc.	8,200	548
*	Ultragenyx Pharmaceutical Inc.	10,100	539
*,^ Teladoc Inc.		14,300	535
*	NxStage Medical Inc.	21,300	533
*	Brookdale Senior Living Inc.	55,373	526
*	Omnicell Inc.	10,700	525
*	Emergent BioSolutions Inc.	10,500	512
*	Radius Health Inc.	13,200	497
*	Varex Imaging Corp.	11,704	497
	CONMED Corp.	8,600	497
*	Supernus Pharmaceuticals Inc.	12,600	492
*	Select Medical Holdings Corp.	27,100	480
*	Aerie Pharmaceuticals Inc.	8,700	477
*	HMS Holdings Corp.	27,700	474
*	Tenet Healthcare Corp.	25,050	473

*,^ MiMedx Group Inc.		27,900	467
*	Mallinckrodt plc	25,622	463
*	Endo International plc	65,689	454
*,^ OPKO Health Inc.		100,900	450
*	Amedisys Inc.	8,200	440
	Ensign Group Inc.	18,600	428
*	Acceleron Pharma Inc.	9,600	398
*	Spark Therapeutics Inc.	7,011	393
*	Momenta Pharmaceuticals Inc.	23,112	393
*	Quidel Corp.	8,500	389
*	Taro Pharmaceutical Industries Ltd.	3,800	386
*	Impax Laboratories Inc.	19,800	385
*	Pacira Pharmaceuticals Inc.	10,500	382
*	Novocure Ltd.	15,300	343
*	Tivity Health Inc.	8,800	341
	Owens & Minor Inc.	16,000	337
*	Acorda Therapeutics Inc.	12,800	332
*	Repligen Corp.	9,329	330
*,^ Theravance Biopharma Inc.		11,657	308
*	Natus Medical Inc.	9,500	295
*	Innoviva Inc.	19,900	290
*	Alder Biopharmaceuticals Inc.	19,188	271
*	Intercept Pharmaceuticals Inc.	4,300	267
*,^ TherapeuticsMD Inc.		43,000	253
	Analogic Corp.	3,000	249
	Kindred Healthcare Inc.	26,300	242
*	LHC Group Inc.	3,400	214
*	Orthofix International NV	3,700	213
*	Genomic Health Inc.	6,300	209
*	CorVel Corp.	3,953	204
*	Lannett Co. Inc.	9,800	199
*	Intrexon Corp.	14,800	192
*	Intra-Cellular Therapies Inc.	10,300	175
	Meridian Bioscience Inc.	10,300	161
	Luminex Corp.	7,800	157
*	Lexicon Pharmaceuticals Inc.	13,949	153
*	Community Health Systems Inc.	24,102	136
*	ZIOPHARM Oncology Inc.	32,900	130
*,^ Keryx Biopharmaceuticals Inc.		25,900	120
*	Five Prime Therapeutics Inc.	5,800	116
*	Eagle Pharmaceuticals Inc.	1,900	114
*	AMAG Pharmaceuticals Inc.	7,215	104
*	Depomed Inc.	11,400	84
*	Aduro Biotech Inc.	12,200	77
*	Achillion Pharmaceuticals Inc.	24,500	65
*,^ Insys Therapeutics Inc.		5,400	51
			1,028,758
Industrials (6.8%)
	Boeing Co.	160,040	56,713
	3M Co.	166,723	41,764
	General Electric Co.	2,504,198	40,493
	Honeywell International Inc.	218,335	34,862
	Union Pacific Corp.	226,874	30,288
	United Technologies Corp.	214,116	29,550
	Accenture plc Class A	175,683	28,232
*	PayPal Holdings Inc.	325,692	27,788
	Caterpillar Inc.	162,863	26,511

Lockheed Martin Corp.	71,468	25,360
United Parcel Service Inc. Class B	197,219	25,110
FedEx Corp.	71,417	18,746
Danaher Corp.	174,653	17,689
Raytheon Co.	83,555	17,458
General Dynamics Corp.	74,564	16,589
Automatic Data Processing Inc.	128,913	15,938
Northrop Grumman Corp.	46,560	15,855
Deere & Co.	91,411	15,213
Illinois Tool Works Inc.	87,350	15,170
CSX Corp.	246,221	13,978
Emerson Electric Co.	185,006	13,363
Norfolk Southern Corp.	83,819	12,647
Waste Management Inc.	127,633	11,287
Eaton Corp. plc	130,744	10,979
TE Connectivity Ltd.	103,575	10,620
Johnson Controls International plc	270,915	10,601
Sherwin-Williams Co.	23,518	9,810
Fidelity National Information Services Inc.	94,814	9,705
* Fiserv Inc.	63,058	8,881
Cummins Inc.	46,201	8,686
Roper Technologies Inc.	30,692	8,612
Amphenol Corp. Class A	89,083	8,264
Rockwell Automation Inc.	39,914	7,875
PACCAR Inc.	101,681	7,581
Parker-Hannifin Corp.	37,248	7,502
Agilent Technologies Inc.	96,689	7,100
Ingersoll-Rand plc	74,488	7,049
Fortive Corp.	92,542	7,035
Rockwell Collins Inc.	47,789	6,618
Paychex Inc.	95,635	6,527
* FleetCor Technologies Inc.	26,445	5,620
AMETEK Inc.	72,420	5,526
Vulcan Materials Co.	40,400	5,470
Global Payments Inc.	48,075	5,374
L3 Technologies Inc.	24,978	5,307
* Mettler-Toledo International Inc.	7,852	5,302
Dover Corp.	48,727	5,175
WestRock Co.	77,160	5,141
Fastenal Co.	92,508	5,084
Republic Services Inc. Class A	73,363	5,047
Total System Services Inc.	56,735	5,041
Masco Corp.	111,862	4,996
Textron Inc.	84,936	4,983
TransDigm Group Inc.	15,717	4,981
* United Rentals Inc.	26,430	4,787
* Verisk Analytics Inc. Class A	46,961	4,698
Martin Marietta Materials Inc.	19,420	4,431
Cintas Corp.	26,150	4,405
Ball Corp.	109,488	4,191
Pentair plc	55,576	3,974
WW Grainger Inc.	14,527	3,917
* Worldpay Inc. Class A (New York Shares)	45,546	3,658
CH Robinson Worldwide Inc.	39,636	3,625
* CoStar Group Inc.	10,446	3,615
Xylem Inc.	49,355	3,566
Alliance Data Systems Corp.	13,761	3,532

Spirit AeroSystems Holdings Inc. Class A	32,758	3,353
Expeditors International of Washington Inc.	50,695	3,293
Kansas City Southern	28,585	3,234
Packaging Corp. of America	25,703	3,229
* Trimble Inc.	71,800	3,166
* XPO Logistics Inc.	33,493	3,163
Broadridge Financial Solutions Inc.	32,195	3,104
Huntington Ingalls Industries Inc.	12,729	3,024
IDEX Corp.	21,000	3,013
Cognex Corp.	46,900	2,925
Fortune Brands Home & Security Inc.	40,950	2,905
JB Hunt Transport Services Inc.	23,781	2,873
Owens Corning	30,500	2,836
* Sensata Technologies Holding NV	48,385	2,722
Jack Henry & Associates Inc.	21,300	2,655
* Shopify Inc. Class A	20,747	2,654
* Flex Ltd.	146,525	2,639
* Keysight Technologies Inc.	56,149	2,623
* TransUnion	43,700	2,594
AO Smith Corp.	38,400	2,564
* IPG Photonics Corp.	9,900	2,494
Old Dominion Freight Line Inc.	16,950	2,482
Fluor Corp.	40,305	2,447
ManpowerGroup Inc.	18,354	2,412
Lennox International Inc.	10,900	2,375
Allegion plc	27,291	2,350
PerkinElmer Inc.	29,175	2,339
Sealed Air Corp.	49,335	2,336
Nordson Corp.	16,200	2,328
* First Data Corp. Class A	130,543	2,311
Jacobs Engineering Group Inc.	32,871	2,283
* Berry Global Group Inc.	37,382	2,213
Graco Inc.	46,900	2,195
Xerox Corp.	63,011	2,151
* Arrow Electronics Inc.	25,982	2,113
FLIR Systems Inc.	41,200	2,110
Orbital ATK Inc.	15,973	2,107
Robert Half International Inc.	35,480	2,054
* Crown Holdings Inc.	35,041	2,034
* AerCap Holdings NV	37,516	2,030
* HD Supply Holdings Inc.	51,400	1,999
Hubbell Inc. Class B	14,555	1,979
Toro Co.	29,713	1,951
Universal Display Corp.	12,200	1,945
Wabtec Corp.	23,900	1,937
Carlisle Cos. Inc.	16,500	1,884
Oshkosh Corp.	20,468	1,857
* AECOM	47,400	1,854
* Teledyne Technologies Inc.	9,560	1,825
Donaldson Co. Inc.	35,300	1,788
* Zebra Technologies Corp.	14,500	1,786
Hexcel Corp.	26,100	1,784
Acuity Brands Inc.	11,500	1,776
* Coherent Inc.	6,700	1,739
Genpact Ltd.	49,832	1,691
Knight-Swift Transportation Holdings Inc.	33,884	1,687
Lincoln Electric Holdings Inc.	17,200	1,678

* Stericycle Inc.	22,231	1,675
* WEX Inc.	10,804	1,673
BWX Technologies Inc.	25,850	1,640
Flowserve Corp.	35,566	1,612
Curtiss-Wright Corp.	12,100	1,581
Sonoco Products Co.	28,900	1,570
* Quanta Services Inc.	40,700	1,567
Allison Transmission Holdings Inc.	34,223	1,514
Booz Allen Hamilton Holding Corp. Class A	38,374	1,503
Trinity Industries Inc.	43,000	1,482
Littelfuse Inc.	6,800	1,478
AptarGroup Inc.	16,800	1,469
MDU Resources Group Inc.	55,176	1,461
Watsco Inc.	8,100	1,456
Macquarie Infrastructure Corp.	21,900	1,453
Eagle Materials Inc.	12,900	1,445
National Instruments Corp.	28,400	1,418
Avnet Inc.	33,143	1,409
EMCOR Group Inc.	17,300	1,406
Crane Co.	13,900	1,389
ITT Inc.	24,367	1,365
Graphic Packaging Holding Co.	82,680	1,335
* Genesee & Wyoming Inc. Class A	16,700	1,333
AGCO Corp.	18,300	1,329
Landstar System Inc.	11,700	1,299
Ryder System Inc.	14,787	1,287
* Euronet Worldwide Inc.	13,400	1,258
Air Lease Corp. Class A	25,700	1,250
* Louisiana-Pacific Corp.	42,000	1,244
Woodward Inc.	15,900	1,233
Bemis Co. Inc.	25,860	1,209
Jabil Inc.	46,719	1,188
MAXIMUS Inc.	17,000	1,159
MSC Industrial Direct Co. Inc. Class A	11,800	1,108
* Kirby Corp.	14,400	1,079
* CoreLogic Inc.	22,545	1,068
* MasTec Inc.	19,900	1,063
* Colfax Corp.	26,340	1,054
Kennametal Inc.	21,300	1,039
John Bean Technologies Corp.	9,100	1,035
* On Assignment Inc.	13,500	1,034
* KLX Inc.	14,400	1,018
Waste Connections Inc. (New York Shares)	14,102	1,013
Brink's Co.	12,100	1,009
Terex Corp.	21,402	1,006
* Owens-Illinois Inc.	43,250	1,004
Timken Co.	18,500	972
* Cimpress NV	7,600	968
Valmont Industries Inc.	5,900	965
Deluxe Corp.	12,900	958
* WESCO International Inc.	13,974	952
Belden Inc.	11,200	949
* USG Corp.	24,518	948
* Trex Co. Inc.	8,400	937
HEICO Corp. Class A	14,218	936
Regal Beloit Corp.	11,900	927
* Summit Materials Inc. Class A	28,797	920

EnerSys	12,800	900
HEICO Corp.	11,191	899
* Rexnord Corp.	31,889	896
Barnes Group Inc.	13,400	882
* Conduent Inc.	53,706	881
* Itron Inc.	11,700	856
* Proto Labs Inc.	7,800	853
* Clean Harbors Inc.	14,700	813
* Generac Holdings Inc.	16,500	807
* RBC Bearings Inc.	6,400	806
KBR Inc.	39,400	801
* Armstrong World Industries Inc.	12,579	789
Vishay Intertechnology Inc.	35,800	786
MSA Safety Inc.	10,000	783
* Orbotech Ltd.	14,600	778
Tetra Tech Inc.	15,600	775
* Moog Inc. Class A	8,600	775
* Anixter International Inc.	9,000	753
Applied Industrial Technologies Inc.	10,200	752
* AMN Healthcare Services Inc.	14,000	751
* Rogers Corp.	4,500	742
Granite Construction Inc.	11,000	734
GATX Corp.	10,300	733
* JELD-WEN Holding Inc.	18,257	717
* II-VI Inc.	16,600	708
* TopBuild Corp.	8,998	689
* WageWorks Inc.	10,900	660
ABM Industries Inc.	17,100	650
* Builders FirstSource Inc.	30,200	647
Simpson Manufacturing Co. Inc.	11,000	646
UniFirst Corp.	3,900	645
* Meritor Inc.	23,200	633
* Navistar International Corp.	13,500	619
* Gardner Denver Holdings Inc.	17,800	616
Werner Enterprises Inc.	15,000	610
Watts Water Technologies Inc. Class A	7,600	606
Korn/Ferry International	13,600	606
Insperity Inc.	9,800	600
Chicago Bridge & Iron Co. NV	28,710	599
Convergys Corp.	25,700	598
* Saia Inc.	7,800	589
Universal Forest Products Inc.	15,600	582
Covanta Holding Corp.	35,600	582
* American Woodmark Corp.	4,267	580
Silgan Holdings Inc.	19,168	573
* Esterline Technologies Corp.	7,500	552
* Plexus Corp.	9,200	550
Mueller Water Products Inc. Class A	46,800	544
Exponent Inc.	7,300	541
Franklin Electric Co. Inc.	11,900	539
* Aerojet Rocketdyne Holdings Inc.	19,600	539
World Fuel Services Corp.	19,200	535
Federal Signal Corp.	26,200	533
* ExlService Holdings Inc.	8,700	529
* SPX FLOW Inc.	11,299	524
Mueller Industries Inc.	15,600	516
* Knowles Corp.	33,773	515

*	TriNet Group Inc.	11,700	513
	EnPro Industries Inc.	5,800	510
*	Masonite International Corp.	7,200	502
	Triton International Ltd.	12,800	494
*	TTM Technologies Inc.	29,954	494
	Forward Air Corp.	8,100	492
*	Sanmina Corp.	18,700	489
*	Integer Holdings Corp.	9,678	485
	Mobile Mini Inc.	12,800	484
	Albany International Corp.	7,600	482
*	Ambarella Inc.	9,500	479
*	Hub Group Inc. Class A	9,900	476
	Brady Corp. Class A	12,380	474
*	Axon Enterprise Inc.	17,600	466
	Otter Tail Corp.	10,800	460
	ESCO Technologies Inc.	7,500	459
	Comfort Systems USA Inc.	10,300	439
*	Gibraltar Industries Inc.	11,800	438
	Methode Electronics Inc.	10,500	429
*	Harsco Corp.	23,800	426
	Cubic Corp.	7,200	418
	Greif Inc. Class A	7,000	414
	AAR Corp.	10,200	413
*	Installed Building Products Inc.	5,700	410
	US Ecology Inc.	7,800	408
	Boise Cascade Co.	9,100	404
	Tennant Co.	6,000	404
	Kaman Corp.	6,400	401
	AAON Inc.	10,950	399
	ManTech International Corp. Class A	7,600	396
*	FTI Consulting Inc.	9,100	396
	Astec Industries Inc.	6,200	387
	General Cable Corp.	13,000	386
*	Benchmark Electronics Inc.	13,300	385
	Triumph Group Inc.	13,000	379
	Greenbrier Cos. Inc.	7,500	376
	Actuant Corp. Class A	14,900	369
	Standex International Corp.	3,500	367
	Raven Industries Inc.	9,500	366
*	SPX Corp.	11,599	362
*	Imperva Inc.	8,200	359
*	OSI Systems Inc.	5,400	357
	Badger Meter Inc.	7,400	357
	Manitowoc Co. Inc.	8,850	355
	H&E Equipment Services Inc.	9,000	354
*,^ MACOM Technology Solutions Holdings Inc.		11,313	352
	Encore Wire Corp.	6,900	349
*	TriMas Corp.	13,100	348
*	Sykes Enterprises Inc.	11,200	347
*	TrueBlue Inc.	12,600	345
	Heartland Express Inc.	15,000	340
*	Cotiviti Holdings Inc.	9,700	339
	Aircastle Ltd.	14,200	335
*	Paylocity Holding Corp.	6,300	329
	Primoris Services Corp.	12,500	325
	Hyster-Yale Materials Handling Inc.	3,800	322
*	Aerovironment Inc.	6,100	313

	Viad Corp.	5,500	312
	AZZ Inc.	6,800	309
	Apogee Enterprises Inc.	6,700	305
*	Tutor Perini Corp.	12,200	302
	Maxar Technologies Ltd. (New York Shares)	4,620	291
*	Floor & Decor Holdings Inc. Class A	6,200	291
*	CBIZ Inc.	17,000	280
	Schnitzer Steel Industries Inc.	8,000	274
*	Cardtronics plc Class A	11,100	272
*	FARO Technologies Inc.	5,000	270
	McGrath RentCorp	5,600	268
	EVERTEC Inc.	17,100	268
*	Veeco Instruments Inc.	15,217	253
	CIRCOR International Inc.	4,600	244
	MTS Systems Corp.	4,700	244
	Materion Corp.	4,832	240
	CTS Corp.	8,700	239
*	TimkenSteel Corp.	14,100	228
*	Fabrinet	9,000	223
	Ship Finance International Ltd.	14,313	219
	Lindsay Corp.	2,400	214
	Advanced Drainage Systems Inc.	8,600	212
	Sturm Ruger & Co. Inc.	4,000	212
*	Navigant Consulting Inc.	9,900	203
*	Huron Consulting Group Inc.	5,000	201
*	Evolent Health Inc. Class A	14,000	197
	Kelly Services Inc. Class A	6,900	195
*	Donnelley Financial Solutions Inc.	8,870	190
	Scorpio Tankers Inc.	70,700	188
*	Aegion Corp. Class A	7,300	183
	AVX Corp.	10,000	179
	GasLog Ltd.	8,400	170
	Quanex Building Products Corp.	7,600	157
	Griffon Corp.	7,300	146
	Teekay Corp.	17,800	145
*	American Outdoor Brands Corp.	11,800	141
*	TTEC Holdings Inc.	3,400	135
	Matson Inc.	3,700	127
	Myers Industries Inc.	5,900	124
	RR Donnelley & Sons Co.	14,586	119
	LSC Communications Inc.	7,570	104
*	Team Inc.	5,900	100
*	PHH Corp.	11,120	100
*	Engility Holdings Inc.	3,673	96
*	Wesco Aircraft Holdings Inc.	12,800	92
*	Atlas Air Worldwide Holdings Inc.	1,500	84
	Seaspan Corp. Class A	11,600	83
*	Armstrong Flooring Inc.	5,144	80
	Essendant Inc.	8,400	76
*	Babcock & Wilcox Enterprises Inc.	10,525	68
	Nordic American Tankers Ltd.	27,998	65
^	Frontline Ltd.	14,000	64
	American Railcar Industries Inc.	1,000	39
			1,092,735
Oil & Gas (2.9%)
	Exxon Mobil Corp.	1,217,594	106,296
	Chevron Corp.	543,801	68,165

	Schlumberger Ltd.	399,957	29,429
	ConocoPhillips	345,627	20,326
	EOG Resources Inc.	166,805	19,183
	Occidental Petroleum Corp.	219,931	16,488
	Halliburton Co.	254,720	13,678
	Phillips 66	125,485	12,850
	Valero Energy Corp.	126,259	12,117
	Kinder Morgan Inc.	549,652	9,883
	Marathon Petroleum Corp.	141,307	9,788
	Anadarko Petroleum Corp.	160,019	9,609
	Pioneer Natural Resources Co.	48,967	8,957
	Williams Cos. Inc.	246,289	7,731
*	Concho Resources Inc.	44,091	6,942
	Devon Energy Corp.	159,365	6,593
	Apache Corp.	113,764	5,105
	Andeavor	47,111	5,095
	Marathon Oil Corp.	260,816	4,744
	National Oilwell Varco Inc.	124,537	4,568
	Noble Energy Inc.	149,548	4,564
	Hess Corp.	87,713	4,430
	Baker Hughes a GE Co.	127,914	4,112
	Cabot Oil & Gas Corp.	143,866	3,791
	EQT Corp.	67,279	3,653
*	Diamondback Energy Inc.	27,911	3,503
*	Cheniere Energy Inc.	56,077	3,172
	Cimarex Energy Co.	26,894	3,017
	Targa Resources Corp.	60,796	2,918
	HollyFrontier Corp.	50,570	2,425
	Helmerich & Payne Inc.	29,100	2,096
*	Newfield Exploration Co.	55,301	1,751
	OGE Energy Corp.	53,300	1,716
*	WPX Energy Inc.	112,778	1,661
	TechnipFMC plc (USD Denominated)	50,111	1,627
*	Parsley Energy Inc. Class A	64,298	1,517
*	First Solar Inc.	22,570	1,516
*	Energen Corp.	28,309	1,479
*	RSP Permian Inc.	36,189	1,436
	Murphy Oil Corp.	43,523	1,397
*	Continental Resources Inc.	24,912	1,383
	Core Laboratories NV	11,600	1,326
	Patterson-UTI Energy Inc.	55,577	1,313
*	Antero Resources Corp.	61,600	1,197
*,^ Transocean Ltd.		103,601	1,118
	PBF Energy Inc. Class A	31,702	1,025
*	PDC Energy Inc.	18,581	963
*	Weatherford International plc	235,703	929
	CNX Resources Corp.	64,277	900
*,^ Chesapeake Energy Corp.		250,811	878
	Range Resources Corp.	60,996	869
*	Matador Resources Co.	26,500	859
	Delek US Holdings Inc.	22,480	784
	SM Energy Co.	32,014	748
*	Whiting Petroleum Corp.	26,113	729
*	McDermott International Inc.	81,377	714
	Ensco plc Class A	114,803	677
*	Callon Petroleum Co.	59,114	671
	Nabors Industries Ltd.	85,132	667

*	QEP Resources Inc.	70,364	659
*	Southwestern Energy Co.	153,118	649
*	SRC Energy Inc.	63,654	633
*	Oasis Petroleum Inc.	68,553	594
	Oceaneering International Inc.	28,600	591
*	Dril-Quip Inc.	11,400	589
	Ecopetrol SA ADR	31,110	587
*	Gulfport Energy Corp.	47,882	487
	SemGroup Corp. Class A	16,953	486
*	Extraction Oil & Gas Inc.	31,544	445
*	Laredo Petroleum Inc.	43,300	421
*	Rowan Cos. plc Class A	28,588	421
*	Chart Industries Inc.	8,400	416
*	Carrizo Oil & Gas Inc.	20,279	408
*	Oil States International Inc.	12,700	406
*	Forum Energy Technologies Inc.	23,900	404
*	Kosmos Energy Ltd.	57,056	394
*	MRC Global Inc.	21,900	394
	Pattern Energy Group Inc. Class A	18,752	387
*	Superior Energy Services Inc.	36,135	378
*	C&J Energy Services Inc.	12,300	377
*	Diamond Offshore Drilling Inc.	20,218	357
*	NOW Inc.	29,096	343
*	Denbury Resources Inc.	129,126	314
*	Unit Corp.	12,300	298
*	Noble Corp. plc	61,511	288
*	Helix Energy Solutions Group Inc.	37,800	285
	RPC Inc.	13,300	269
	Archrock Inc.	27,500	256
	Green Plains Inc.	14,400	252
*	SEACOR Holdings Inc.	5,100	238
*	Newpark Resources Inc.	25,900	236
*	Exterran Corp.	6,500	188
*,^ SunPower Corp. Class A		19,200	152
	CVR Energy Inc.	4,200	150
*	Canadian Solar Inc.	9,400	145
*	Flotek Industries Inc.	13,400	74
*	Gran Tierra Energy Inc. (New York Shares)	22,700	63
*	SEACOR Marine Holdings Inc.	3,116	47
	Frank's International NV	6,200	43
	Surgutneftegas OJSC ADR	8,300	42
*,^ Cobalt International Energy Inc.		4,378	3
			461,247
Other (0.0%)4
*,3 Dyax Corp. CVR Exp. 12/31/2019		28,600	57
*,3 Herbalife Ltd. CVR		2,700	26
*,3 Media General Inc. CVR Exp. 12/31/2049		21,051	1
			84
Technology (10.0%)
	Apple Inc.	1,485,897	248,784
	Microsoft Corp.	2,163,779	205,581
*	Facebook Inc. Class A	673,146	125,804
*	Alphabet Inc. Class C	93,185	109,021
*	Alphabet Inc. Class A	80,095	94,690
	Intel Corp.	1,360,018	65,471
	Cisco Systems Inc.	1,423,449	59,130

	Oracle Corp.	845,300	43,609
	NVIDIA Corp.	163,754	40,251
	International Business Machines Corp.	243,354	39,837
	Texas Instruments Inc.	285,316	31,291
	QUALCOMM Inc.	425,578	29,046
	Broadcom Ltd.	116,438	28,880
*	Adobe Systems Inc.	142,392	28,444
*	salesforce.com Inc.	193,837	22,080
	Applied Materials Inc.	308,615	16,551
*	Micron Technology Inc.	315,613	13,799
	Cognizant Technology Solutions Corp. Class A	167,940	13,096
*	NXP Semiconductors NV	98,258	11,822
	Intuit Inc.	70,373	11,816
	HP Inc.	483,250	11,269
	Analog Devices Inc.	106,494	9,785
	Lam Research Corp.	47,447	9,087
	DXC Technology Co.	83,076	8,270
	Hewlett Packard Enterprise Co.	472,348	7,747
	Corning Inc.	246,917	7,709
	Western Digital Corp.	85,779	7,633
*	ServiceNow Inc.	51,093	7,606
*	Red Hat Inc.	53,102	6,977
*	Autodesk Inc.	60,143	6,954
	Microchip Technology Inc.	70,125	6,677
	Harris Corp.	38,559	6,146
*	Cerner Corp.	87,081	6,020
	Motorola Solutions Inc.	56,134	5,583
	Maxim Integrated Products Inc.	90,397	5,514
	Skyworks Solutions Inc.	56,446	5,487
	Xilinx Inc.	74,710	5,455
	KLA-Tencor Corp.	48,078	5,279
*	Synopsys Inc.	55,555	5,145
*	Twitter Inc.	198,568	5,125
	NetApp Inc.	82,698	5,086
*	Workday Inc. Class A	41,450	4,969
	Symantec Corp.	182,192	4,961
*	Citrix Systems Inc.	49,106	4,555
	Seagate Technology plc	81,383	4,492
*	Dell Technologies Inc. Class V	62,137	4,455
*	Cadence Design Systems Inc.	94,801	4,253
*	Palo Alto Networks Inc.	26,769	4,226
*	Arista Networks Inc.	15,200	4,192
*	Check Point Software Technologies Ltd.	40,365	4,174
*	ANSYS Inc.	24,055	3,889
*	Splunk Inc.	39,398	3,639
*,^ Advanced Micro Devices Inc.		248,944	3,420
*	Gartner Inc.	24,084	3,341
*	Square Inc.	68,600	3,218
	CA Inc.	89,638	3,214
*	Akamai Technologies Inc.	46,772	3,133
	CDW Corp.	41,834	3,129
*	ON Semiconductor Corp.	118,867	2,941
*	IAC/InterActiveCorp	19,919	2,888
	Amdocs Ltd.	41,138	2,814
*	Yandex NV Class A	72,162	2,795
	Juniper Networks Inc.	106,396	2,782
*	VeriSign Inc.	24,129	2,773

Leidos Holdings Inc.	40,491	2,697
Marvell Technology Group Ltd.	112,779	2,631
* F5 Networks Inc.	18,191	2,629
Teradyne Inc.	56,600	2,595
* VMware Inc. Class A	20,576	2,547
CDK Global Inc.	35,155	2,506
* Qorvo Inc.	34,727	2,492
* PTC Inc.	33,000	2,398
SS&C Technologies Holdings Inc.	47,336	2,380
Garmin Ltd.	34,336	2,161
* GoDaddy Inc. Class A	37,817	2,089
* CommScope Holding Co. Inc.	53,214	2,056
* Microsemi Corp.	32,206	1,990
* Tyler Technologies Inc.	9,800	1,975
* Veeva Systems Inc. Class A	30,800	1,936
* Ultimate Software Group Inc.	8,200	1,910
Micro Focus International plc ADR	61,498	1,860
* Fortinet Inc.	39,300	1,809
LogMeIn Inc.	14,200	1,786
* Guidewire Software Inc.	21,800	1,732
* EPAM Systems Inc.	14,200	1,668
* Cavium Inc.	18,681	1,659
* Nuance Communications Inc.	89,700	1,598
MKS Instruments Inc.	15,400	1,575
* Aspen Technology Inc.	19,900	1,541
Cypress Semiconductor Corp.	87,432	1,512
CSRA Inc.	44,525	1,482
* athenahealth Inc.	11,200	1,403
Fair Isaac Corp.	8,100	1,399
Monolithic Power Systems Inc.	11,500	1,370
DST Systems Inc.	16,382	1,366
* Teradata Corp.	33,536	1,358
* Atlassian Corp. plc Class A	25,100	1,355
* Tableau Software Inc. Class A	17,602	1,352
Entegris Inc.	41,300	1,344
* NCR Corp.	35,415	1,328
* ARRIS International plc	51,683	1,308
Blackbaud Inc.	12,700	1,217
* Paycom Software Inc.	13,052	1,196
* Proofpoint Inc.	11,600	1,183
* Integrated Device Technology Inc.	38,500	1,151
* Silicon Laboratories Inc.	11,300	1,087
* Medidata Solutions Inc.	15,900	1,083
* Manhattan Associates Inc.	20,400	1,078
* ViaSat Inc.	14,168	1,071
* Zendesk Inc.	27,200	1,048
j2 Global Inc.	12,900	1,032
* Dycom Industries Inc.	8,500	992
* 2U Inc.	13,100	973
* Cree Inc.	28,015	967
* RingCentral Inc. Class A	17,800	967
* Cirrus Logic Inc.	19,100	947
SYNNEX Corp.	7,700	945
* CACI International Inc. Class A	6,700	942
* Tech Data Corp.	9,300	933
* Ellie Mae Inc.	9,700	907
* HubSpot Inc.	9,300	903

	Science Applications International Corp.	11,653	893
*	Ciena Corp.	41,700	887
*	Advanced Energy Industries Inc.	11,900	846
*	RealPage Inc.	16,300	811
*	InterXion Holding NV	12,900	809
*	EchoStar Corp. Class A	13,000	794
*	Lumentum Holdings Inc.	16,740	775
*	Allscripts Healthcare Solutions Inc.	50,600	754
*	FireEye Inc.	49,900	753
	InterDigital Inc.	9,500	741
*	Verint Systems Inc.	17,400	726
	Pitney Bowes Inc.	49,247	695
*	Semtech Corp.	19,400	695
*	ACI Worldwide Inc.	29,200	684
*	NetScout Systems Inc.	23,438	668
	Cabot Microelectronics Corp.	6,500	662
	Progress Software Corp.	13,000	648
*	NETGEAR Inc.	9,200	641
*	CommVault Systems Inc.	11,970	639
	Power Integrations Inc.	8,400	627
*	Cornerstone OnDemand Inc.	15,100	621
*	Callidus Software Inc.	17,100	615
*	Mercury Systems Inc.	12,500	600
*	Finisar Corp.	33,100	594
*	Envestnet Inc.	11,000	591
*	Qualys Inc.	9,000	563
	Brooks Automation Inc.	20,100	561
*	Wix.com Ltd.	9,000	549
	Ebix Inc.	6,500	534
*	Ubiquiti Networks Inc.	6,600	532
*	Kulicke & Soffa Industries Inc.	22,900	527
	Plantronics Inc.	8,800	519
*	New Relic Inc.	8,500	508
	Cogent Communications Holdings Inc.	11,100	501
*	Synaptics Inc.	11,500	498
*	VeriFone Systems Inc.	27,600	488
	TiVo Corp.	34,262	478
*	Viavi Solutions Inc.	55,300	474
	Pegasystems Inc.	9,000	458
*	BroadSoft Inc.	8,200	450
*	Rambus Inc.	35,400	447
*	Premier Inc. Class A	13,675	444
	CSG Systems International Inc.	9,600	434
*	Twilio Inc. Class A	16,500	433
*	Insight Enterprises Inc.	11,300	419
*	MaxLinear Inc.	15,800	407
*	Blucora Inc.	16,400	400
*	Bottomline Technologies de Inc.	10,600	387
*	Virtusa Corp.	8,100	361
*,^ CyberArk Software Ltd.		8,300	359
*	Q2 Holdings Inc.	8,300	352
*	Luxoft Holding Inc. Class A	5,900	340
	Diebold Nixdorf Inc.	18,235	336
*	Electronics For Imaging Inc.	11,300	330
*	Inphi Corp.	10,400	311
*	MicroStrategy Inc. Class A	2,200	303
*	Amkor Technology Inc.	30,000	302

*,^ Globant SA		6,500	295
*	Coupa Software Inc.	7,500	287
*	Cray Inc.	11,800	286
*	Web.com Group Inc.	12,300	286
*,^ 3D Systems Corp.		27,200	279
*	Syntel Inc.	12,200	275
	Xperi Corp.	12,000	269
*	Stratasys Ltd.	12,200	261
*	Diodes Inc.	9,000	254
	NIC Inc.	14,900	247
*	Super Micro Computer Inc.	10,807	247
*	Oclaro Inc.	41,200	245
*	ScanSource Inc.	6,700	229
*	Infinera Corp.	35,300	228
*,^ Acacia Communications Inc.		6,100	225
*	CommerceHub Inc.	11,310	218
	Monotype Imaging Holdings Inc.	9,100	218
*	Alarm.com Holdings Inc.	5,400	207
	ADTRAN Inc.	12,900	206
*	Shutterstock Inc.	4,600	204
*	Lattice Semiconductor Corp.	27,800	181
	Forrester Research Inc.	4,000	175
*	Perficient Inc.	8,500	165
*	Barracuda Networks Inc.	5,000	138
*	Loral Space & Communications Inc.	2,900	135
*	Endurance International Group Holdings Inc.	16,200	134
*,^ Gogo Inc.		13,800	133
*	Quality Systems Inc.	9,600	125
*	Synchronoss Technologies Inc.	12,400	100
*	CommerceHub Inc. Class A	2,555	52
			1,595,307
Telecommunications (0.9%)
	AT&T Inc.	1,777,321	66,561
	Verizon Communications Inc.	1,178,546	63,724
*	T-Mobile US Inc.	85,670	5,577
	CenturyLink Inc.	283,249	5,045
*	Zayo Group Holdings Inc.	54,500	2,000
*,^ Sprint Corp.		184,121	981
	Telephone & Data Systems Inc.	25,573	702
*	Vonage Holdings Corp.	57,500	643
*	8x8 Inc.	28,400	503
*	Straight Path Communications Inc. Class B	2,600	475
	Shenandoah Telecommunications Co.	12,450	423
*	General Communication Inc. Class A	7,900	331
*	Cincinnati Bell Inc.	12,980	224
	Consolidated Communications Holdings Inc.	16,951	211
	Frontier Communications Corp.	19,193	157
	ATN International Inc.	2,400	142
	Windstream Holdings Inc.	71,220	118
*	United States Cellular Corp.	3,200	116
			147,933
Utilities (1.4%)
	NextEra Energy Inc.	136,724	21,660
	Duke Energy Corp.	200,076	15,706
	Dominion Energy Inc.	181,094	13,843
	Southern Co.	285,470	12,878

Exelon Corp.	274,706	10,579
American Electric Power Co. Inc.	141,265	9,716
Sempra Energy	70,478	7,543
Public Service Enterprise Group Inc.	143,022	7,419
Consolidated Edison Inc.	86,783	6,974
Xcel Energy Inc.	151,847	6,930
ONEOK Inc.	109,736	6,459
PPL Corp.	199,243	6,350
PG&E Corp.	147,234	6,247
Eversource Energy	98,877	6,238
Edison International	94,037	5,880
WEC Energy Group Inc.	88,433	5,686
DTE Energy Co.	50,623	5,348
American Water Works Co. Inc.	55,452	4,612
Entergy Corp.	57,711	4,541
FirstEnergy Corp.	137,047	4,509
Ameren Corp.	73,220	4,146
CMS Energy Corp.	88,294	3,951
CenterPoint Energy Inc.	136,672	3,851
Alliant Energy Corp.	63,654	2,530
Pinnacle West Capital Corp.	30,540	2,442
Atmos Energy Corp.	28,700	2,379
Great Plains Energy Inc.	75,494	2,349
NiSource Inc.	92,516	2,283
UGI Corp.	48,850	2,236
Westar Energy Inc. Class A	42,900	2,216
NRG Energy Inc.	83,132	2,162
AES Corp.	181,531	2,099
Aqua America Inc.	52,925	1,916
SCANA Corp.	39,300	1,597
* Calpine Corp.	101,784	1,536
Vectren Corp.	22,196	1,346
WGL Holdings Inc.	15,400	1,297
IDACORP Inc.	13,400	1,156
National Fuel Gas Co.	19,500	1,087
Portland General Electric Co.	23,725	1,005
Hawaiian Electric Industries Inc.	28,900	986
ALLETE Inc.	13,600	985
ONE Gas Inc.	13,876	983
Avista Corp.	19,300	972
Southwest Gas Holdings Inc.	12,700	935
New Jersey Resources Corp.	22,800	885
Black Hills Corp.	15,100	839
Spire Inc.	12,500	831
PNM Resources Inc.	21,200	808
Avangrid Inc.	15,400	750
NorthWestern Corp.	12,900	701
South Jersey Industries Inc.	21,600	636
El Paso Electric Co.	11,100	579
MGE Energy Inc.	9,545	571
Ormat Technologies Inc.	7,900	554
California Water Service Group	13,100	533
American States Water Co.	9,600	530
* Dynegy Inc.	35,879	449
Northwest Natural Gas Co.	7,500	430
Enel Chile SA ADR	60,983	384
SJW Group	4,380	262

	Atlantica Yield plc			11,901	251
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	184
*	TerraForm Power Inc. Class A			12,498	136
					227,876
					8,226,839
Total Common Stocks (Cost $11,693,903)					15,840,724
Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd. (Cost $58)			376,692	62

		Coupon
Temporary Cash Investments (1.5%)1
Money Market Fund (1.5%)
5,6 Vanguard Market Liquidity Fund		1.545%		2,372,322	237,232

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7	United States Treasury Bill	1.093%	2/22/18	2,000	1,999
7	United States Treasury Bill	1.432%	4/26/18	500	498
7	United States Treasury Bill	1.476%–1.491%	6/14/18	1,500	1,492
7	United States Treasury Bill	1.510%	6/21/18	1,100	1,094
7	United States Treasury Bill	1.512%–1.541%	6/28/18	600	596
					5,679
Total Temporary Cash Investments (Cost $242,919)					242,911
Total Investments (100.5%) (Cost $11,936,880)					16,083,697
Other Assets and Liabilities-Net (-0.5%)6,7					(87,898)
Net Assets (100%)					15,995,799

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $82,418,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $95,469,000, representing 0.6% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $89,674,000 of collateral received for securities on loan.
7 Securities with a value of $5,679,000 and cash of $1,059,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2018	487	68,808	1,949
MSCI Emerging Market Index	March 2018	307	19,307	994
Dow Jones EURO STOXX 50 Index	March 2018	424	19,015	56
Topix Index	March 2018	87	14,661	(116)
E-mini Russell 2000 Index	March 2018	164	12,923	33
FTSE 100 Index	March 2018	101	10,725	(156)
S&P TSX 60 Index	March 2018	30	4,612	(90)
S&P ASX 200 Index	March 2018	30	3,632	(11)
				2,659

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, MSCI Emerging Market Index, Dow Jones EURO STOXX 50 Index, E-mini Russell 2000 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes. Unrealized appreciation (depreciation) for Topix Index, S&P TSX 60 Index and S&P ASX 200 Index futures contracts are generally treated the same for financial reporting and tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/18	EUR	12,717	USD	15,129	711
UBS AG	3/13/18	JPY	984,501	USD	8,815	223
Bank of America, N.A.	3/21/18	GBP	6,055	USD	8,119	494
JPMorgan Chase Bank, N.A.	3/21/18	EUR	5,841	USD	7,214	61
Goldman Sachs International	3/21/18	EUR	4,040	USD	4,864	168
Barclays Bank plc	3/13/18	JPY	484,170	USD	4,341	104
BNP Paribas	3/20/18	CAD	5,295	USD	4,173	135
JPMorgan Chase Bank, N.A.	3/13/18	JPY	265,790	USD	2,441	(1)
Toronto-Dominion Bank	3/13/18	JPY	260,330	USD	2,317	73
Goldman Sachs International	3/21/18	GBP	1,615	USD	2,249	48
JPMorgan Chase Bank, N.A.	3/21/18	GBP	1,301	USD	1,852	(1)
Toronto-Dominion Bank	3/21/18	EUR	1,461	USD	1,770	49
Credit Suisse International	3/13/18	JPY	174,724	USD	1,565	39

Total World Stock Index Fund

BNP Paribas	3/13/18	JPY	163,530	USD	1,456	45
Morgan Stanley Capital
Services LLC	3/21/18	GBP	925	USD	1,283	34
Toronto-Dominion Bank	3/21/18	GBP	836	USD	1,137	53
Toronto-Dominion Bank	3/20/18	CAD	1,349	USD	1,083	14
BNP Paribas	3/20/18	AUD	1,306	USD	1,038	14
Deutsche Bank AG	3/21/18	GBP	753	USD	1,015	56
Goldman Sachs International	3/20/18	AUD	1,092	USD	837	43
Toronto-Dominion Bank	3/20/18	AUD	903	USD	708	20
BNP Paribas	3/21/18	GBP	458	USD	621	31
JPMorgan Chase Bank, N.A.	3/20/18	CAD	766	USD	613	10
BNP Paribas	3/20/18	AUD	750	USD	606	(1)
Goldman Sachs International	3/20/18	CAD	636	USD	496	22
Citibank, N.A.	3/20/18	AUD	596	USD	476	5
Barclays Bank plc	3/20/18	CAD	580	USD	466	6
JPMorgan Chase Bank, N.A.	3/13/18	JPY	37,750	USD	340	6
JPMorgan Chase Bank, N.A.	3/21/18	USD	9,768	EUR	8,236	(490)
Barclays Bank plc	3/13/18	USD	6,972	JPY	781,095	(199)
BNP Paribas	3/21/18	USD	5,471	GBP	4,085	(340)
Morgan Stanley Capital
Services LLC	3/20/18	USD	2,224	CAD	2,856	(99)
Barclays Bank plc	3/21/18	USD	709	EUR	577	(9)
Barclays Bank plc	3/21/18	USD	321	GBP	229	(5)
Barclays Bank plc	3/20/18	USD	119	AUD	148	(1)
						1,318
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At January 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $424,000 and cash of $510,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Total World Stock Index Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	748,224	6,864,190	1,471
Common Stocks—United States	8,226,571	184	84
Preferred Stocks	—	62	—
Temporary Cash Investments	237,232	5,679	—
Futures Contracts—Assets[1]	206	—	—
Futures Contracts—Liabilities[1]	(342)	—	—
Forward Currency Contracts—Assets	—	2,464	—
Forward Currency Contracts—Liabilities	—	(1,146)	—
Total	9,211,891	6,871,433	1,555
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and

Total World Stock Index Fund

minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $11,961,914,000. Net unrealized appreciation of investment securities for tax purposes was $4,121,783,000, consisting of unrealized gains of $4,478,434,000 on securities that had risen in value since their purchase and $356,651,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Australia (4.5%)
	Link Administration Holdings Ltd.	1,076,096	7,736
	Northern Star Resources Ltd.	1,282,963	6,000
	JB Hi-Fi Ltd.	251,603	5,920
	Qube Holdings Ltd.	2,735,317	5,650
	carsales.com Ltd.	467,252	5,644
	Evolution Mining Ltd.	2,308,346	5,317
	nib holdings Ltd.	964,560	5,212
	Charter Hall Group	1,026,601	4,881
	BT Investment Management Ltd.	523,263	4,641
	Mineral Resources Ltd.	306,154	4,619
	Independence Group NL	1,069,233	4,305
	Investa Office Fund	1,206,058	4,299
	Beach Energy Ltd.	3,888,875	4,070
^	Blackmores Ltd.	28,802	3,603
	Cleanaway Waste Management Ltd.	3,022,961	3,512
	Reliance Worldwide Corp. Ltd.	1,012,993	3,474
	Regis Resources Ltd.	1,036,793	3,444
	St. Barbara Ltd.	1,107,282	3,379
	Primary Health Care Ltd.	1,081,579	3,167
	InvoCare Ltd.	254,002	3,112
	GrainCorp Ltd. Class A	518,966	3,094
	IRESS Ltd.	312,356	3,015
	Altium Ltd.	243,873	2,990
	Bapcor Ltd.	630,266	2,964
	Corporate Travel Management Ltd.	181,031	2,947
	Breville Group Ltd.	296,099	2,927
	Costa Group Holdings Ltd.	582,586	2,855
	Washington H Soul Pattinson & Co. Ltd.	201,431	2,793
2	MYOB Group Ltd.	1,018,386	2,784
	Monadelphous Group Ltd.	196,824	2,783
	Seven Group Holdings Ltd.	209,046	2,749
	BWP Trust	1,118,207	2,698
	G8 Education Ltd.	995,901	2,695
*	Orocobre Ltd.	452,281	2,599
	Cromwell Property Group	3,184,498	2,541
*	NEXTDC Ltd.	539,841	2,474
*	Aconex Ltd.	396,485	2,455
^	Navitas Ltd.	638,160	2,413
	Steadfast Group Ltd.	1,065,954	2,376
	Charter Hall Retail REIT	755,150	2,329
	Super Retail Group Ltd.	329,031	2,319
	ARB Corp. Ltd.	155,933	2,300
^,*	Galaxy Resources Ltd.	865,047	2,297
^,*	Pilbara Minerals Ltd.	3,026,395	2,295
	Sirtex Medical Ltd.	101,801	2,240
	Eclipx Group Ltd.	707,726	2,239
	Bega Cheese Ltd.	391,797	2,221

	SpeedCast International Ltd.	501,638	2,207
	Premier Investments Ltd.	186,071	2,205
	Abacus Property Group	746,912	2,176
	Mantra Group Ltd.	659,346	2,072
*	Saracen Mineral Holdings Ltd.	1,683,320	2,032
	WiseTech Global Ltd.	162,210	2,026
	Webjet Ltd.	244,592	2,012
	Aveo Group	959,807	2,010
	Sandfire Resources NL	346,948	2,004
	GUD Holdings Ltd.	200,270	1,977
	Pact Group Holdings Ltd.	457,505	1,953
*	Lynas Corp. Ltd.	1,123,986	1,949
	Nine Entertainment Co. Holdings Ltd.	1,400,667	1,895
^,*	Syrah Resources Ltd.	594,866	1,874
	McMillan Shakespeare Ltd.	132,231	1,867
*	Bellamy's Australia Ltd.	150,169	1,793
	Sigma Healthcare Ltd.	2,446,451	1,768
*	Mayne Pharma Group Ltd.	3,266,852	1,744
	Automotive Holdings Group Ltd.	588,811	1,695
	Southern Cross Media Group Ltd.	1,747,846	1,651
	Ardent Leisure Group	1,019,670	1,648
	SmartGroup Corp. Ltd.	182,742	1,633
	Charter Hall Long Wale REIT	511,944	1,612
	Viva Energy REIT	957,889	1,608
	Elders Ltd.	251,367	1,589
	Brickworks Ltd.	135,357	1,548
	Credit Corp. Group Ltd.	90,334	1,537
	Western Areas Ltd.	548,807	1,457
	Estia Health Ltd.	516,456	1,416
	Aventus Retail Property Fund Ltd.	807,236	1,403
	Ausdrill Ltd.	661,119	1,388
	IPH Ltd.	311,336	1,387
	APN Outdoor Group Ltd.	368,823	1,356
	IDP Education Ltd.	275,881	1,343
	Technology One Ltd.	339,197	1,343
	National Storage REIT	1,105,064	1,336
	Blue Sky Alternative Investments Ltd.	115,005	1,285
^	BWX Ltd.	209,016	1,270
	Tassal Group Ltd.	399,963	1,264
	GWA Group Ltd.	553,993	1,256
	oOh!media Ltd.	328,903	1,213
^	Growthpoint Properties Australia Ltd.	463,750	1,212
	Bingo Industries Ltd.	582,636	1,201
	Genworth Mortgage Insurance Australia Ltd.	508,355	1,190
*	Nanosonics Ltd.	509,136	1,160
	Resolute Mining Ltd.	1,208,199	1,144
*	Gold Road Resources Ltd.	1,739,333	1,125
	Inghams Group Ltd.	408,325	1,105
	Australian Pharmaceutical Industries Ltd.	899,727	1,084
	Tox Free Solutions Ltd.	381,163	1,046
	Collins Foods Ltd.	242,489	1,033
	RCR Tomlinson Ltd.	313,266	1,021
*	AWE Ltd.	1,309,352	1,020
	Gateway Lifestyle	604,990	1,014
	Asaleo Care Ltd.	769,072	1,008
	Folkestone Education Trust	450,700	980
	Arena REIT	529,164	976
*	Australian Agricultural Co. Ltd.	932,045	956

*	Starpharma Holdings Ltd.	748,271	951
	Centuria Industrial REIT	469,123	944
	Greencross Ltd.	179,828	923
	GDI Property Group	928,105	923
	Myer Holdings Ltd.	1,736,362	916
	Ingenia Communities Group	413,353	913
	Rural Funds Group	490,702	865
	FlexiGroup Ltd.	588,537	859
^	Regis Healthcare Ltd.	265,760	851
^	Japara Healthcare Ltd.	497,471	789
	SG Fleet Group Ltd.	231,945	785
	HT&E Ltd.	566,549	772
	Westgold Resources Ltd.	580,824	736
*	Infigen Energy	1,438,727	729
^	Select Harvests Ltd.	178,851	728
*	Perseus Mining Ltd.	2,107,224	724
*	Mesoblast Ltd.	662,882	718
*	Senex Energy Ltd.	2,258,411	680
	MACA Ltd.	495,595	645
*	Cardno Ltd.	595,835	638
	Hotel Property Investments	242,527	620
	Superloop Ltd.	308,161	578
	Cedar Woods Properties Ltd.	113,247	573
	WPP AUNZ Ltd.	751,104	569
	SeaLink Travel Group Ltd.	165,088	532
*	Ainsworth Game Technology Ltd.	306,898	522
^	Retail Food Group Ltd.	330,917	521
*	Village Roadshow Ltd.	182,775	517
	Virtus Health Ltd.	121,578	511
	OFX Group Ltd.	444,050	501
*	Highfield Resources Ltd.	579,478	500
^,*	Accent Group Ltd.	691,276	495
	Mount Gibson Iron Ltd.	1,424,457	476
^,*	Liquefied Natural Gas Ltd.	1,059,753	435
	Vita Group Ltd.	287,028	411
	Cabcharge Australia Ltd.	244,153	379
*	Afterpay Touch Group Ltd.	62,897	373
^,*	Karoon Gas Australia Ltd.	349,978	363
^	iSentia Group Ltd.	327,095	363
	ERM Power Ltd.	274,157	349
	Reject Shop Ltd.	67,509	333
*	Beadell Resources Ltd.	2,693,199	326
	Decmil Group Ltd.	300,392	289
*	Kidman Resources Ltd.	161,303	261
	NZME Ltd.	411,453	251
*	Cash Converters International Ltd.	704,790	213
	Thorn Group Ltd.	275,818	195
*,3	Quintis Ltd.	686,147	163
*	CSG Ltd.	431,679	163
^,*,3 Paladin Energy Ltd.		2,658,601	101
*,3	Virgin Australia Holdings Pvt Ltd	1,276,415	5
^,*,3 ACN 004 410 833 Ltd.		4,377,411	—
*,3	SGH Energy Pty Ltd.	1,906,834	—
*,3	DSHE Holdings Ltd.	201,826	—
*,3	Jacana Minerals Ltd.	37,888	—
			277,431

Austria (0.9%)
	BUWOG AG	236,323	8,494
	Wienerberger AG	259,313	7,076
	IMMOFINANZ AG	2,028,160	5,197
	CA Immobilien Anlagen AG	153,704	4,722
	Lenzing AG	29,569	3,762
	Oesterreichische Post AG	73,024	3,478
	UNIQA Insurance Group AG	249,229	3,070
	Mayr Melnhof Karton AG	18,395	2,888
*	Schoeller-Bleckmann Oilfield Equipment AG	24,602	2,674
	S IMMO AG	125,499	2,349
	Verbund AG	73,382	2,035
	Strabag SE	32,380	1,401
	EVN AG	57,168	1,171
^	DO & CO AG	15,134	1,010
	Palfinger AG	22,209	945
	Flughafen Wien AG	18,434	811
^	Zumtobel Group AG	62,433	732
^	Porr AG	20,384	703
^	Semperit AG Holding	21,916	545
	Kapsch TrafficCom AG	8,925	537
			53,600
Belgium (1.1%)
	Cofinimmo SA	44,532	5,989
	KBC Ancora	77,561	5,242
	Ontex Group NV	177,297	5,239
	Warehouses De Pauw CVA	36,372	4,513
	Melexis NV	40,806	4,297
	Elia System Operator SA	68,751	4,225
	Aedifica SA	39,935	3,842
	Bekaert SA	77,656	3,528
	Befimmo SA	42,580	2,875
*	Tessenderlo Chemie NV (Voting Shares)	57,718	2,766
	Barco NV	21,759	2,684
	Gimv NV	40,489	2,590
^	Euronav NV	286,065	2,437
	Econocom Group SA	288,409	2,407
	D'ieteren SA	51,028	2,383
	Cie d'Entreprises CFE	15,637	2,258
	Kinepolis Group NV	29,626	2,187
*	AGFA-Gevaert NV	387,809	1,947
	Orange Belgium SA	67,509	1,426
^	Ion Beam Applications	43,841	1,340
^,*	Nyrstar (Voting Shares)	156,425	1,269
	EVS Broadcast Equipment SA	31,227	1,170
^	Greenyard NV	32,155	854
	Van de Velde NV	11,777	627
	Wereldhave Belgium NV	4,443	501
			68,596
Brazil (1.2%)
	Magazine Luiza SA	162,600	4,320
	CVC Brasil Operadora e Agencia de Viagens SA	228,400	3,952
	TOTVS SA	295,200	3,011
	Metalurgica Gerdau SA Preference Shares Class A	1,384,800	2,994
	MRV Engenharia e Participacoes SA	584,600	2,782
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	581,900	2,738
	Iguatemi Empresa de Shopping Centers SA	189,600	2,563

Via Varejo SA	283,600	2,414
Cia de Saneamento do Parana	127,160	2,319
* B2W Cia Digital	326,717	2,183
Duratex SA	651,400	2,086
Banco do Estado do Rio Grande do Sul SA Preference Shares	392,250	2,057
Cia de Saneamento de Minas Gerais-COPASA	144,370	2,046
Iochpe Maxion SA	270,290	2,020
Cia Energetica de Sao Paulo Preference Shares	390,800	1,890
Linx SA	279,334	1,859
Arezzo Industria e Comercio SA	98,300	1,844
Cia Hering	258,900	1,817
Alpargatas SA Preference Shares	323,102	1,621
EcoRodovias Infraestrutura e Logistica SA	427,400	1,528
Marcopolo SA Preference Shares	1,080,880	1,417
Alupar Investimento SA	232,709	1,356
* Gol Linhas Aereas Inteligentes SA Preference Shares	227,200	1,293
Magnesita Refratarios SA	69,340	1,197
* Light SA	224,300	1,168
Randon Participacoes SA Preference Shares	402,388	1,080
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	168,272	1,078
SLC Agricola SA	105,900	1,044
* Aliansce Shopping Centers SA	179,803	1,029
Instituto Hermes Pardini SA	99,200	981
* Marfrig Global Foods SA	456,912	977
Ez Tec Empreendimentos e Participacoes SA	137,505	961
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	211,418	936
2 Ser Educacional SA	88,698	924
Guararapes Confeccoes SA	17,000	842
* Construtora Tenda SA	116,868	819
GAEC Educacao SA	91,962	793
BR Properties SA	219,039	761
Mahle-Metal Leve SA	96,100	743
Tupy SA	120,731	686
* Prumo Logistica SA	183,600	647
Minerva SA	196,000	593
Wiz Solucoes e Corretagem de Seguros SA	136,900	587
* Santos Brasil Participacoes SA	513,330	568
* Even Construtora e Incorporadora SA	266,622	523
* Alliar Medicos A Frente SA	108,100	507
Cia Energetica do Ceara Preference Shares	27,342	457
Movida Participacoes SA	168,700	438
QGEP Participacoes SA	137,200	433
Dimed SA Distribuidora da Medicamentos	2,789	365
Sonae Sierra Brasil SA	47,400	363
* Marisa Lojas SA	142,090	357
* Direcional Engenharia SA	163,694	336
* JSL SA	115,200	292
Cia de Saneamento do Parana Preference Shares	32,800	109
* Camil Alimentos SA	37,300	87
* Iochpe Maxion SA Warrants Exp. 04/01/2019	4,854	2
		74,793
Canada (11.8%)
First Quantum Minerals Ltd.	1,498,686	22,346
Open Text Corp.	562,873	19,275
Onex Corp.	223,026	16,703
Gildan Activewear Inc.	475,854	16,183

CCL Industries Inc. Class B	305,550	14,614
* Bombardier Inc. Class B	4,242,589	12,003
^ Keyera Corp.	425,870	11,983
* Kinross Gold Corp.	2,736,432	11,880
Methanex Corp.	186,533	11,774
PrairieSky Royalty Ltd.	469,783	11,634
West Fraser Timber Co. Ltd.	164,850	11,534
Industrial Alliance Insurance & Financial Services Inc.	235,283	11,265
CAE Inc.	592,763	10,940
WSP Global Inc.	223,817	10,838
H&R REIT	627,315	10,720
Finning International Inc.	369,809	10,183
Lundin Mining Corp.	1,396,056	10,090
Algonquin Power & Utilities Corp.	924,085	10,037
* Seven Generations Energy Ltd. Class A	668,527	9,321
^ Vermilion Energy Inc.	241,320	9,123
^ Canadian Apartment Properties REIT	295,156	8,677
^ AltaGas Ltd.	358,800	8,042
Cameco Corp.	864,225	7,954
Maxar Technologies Ltd.	122,569	7,735
Ritchie Bros Auctioneers Inc.	237,312	7,719
TMX Group Ltd.	121,219	7,625
Toromont Industries Ltd.	169,553	7,404
Stantec Inc.	250,770	7,295
Empire Co. Ltd.	374,974	7,256
Yamana Gold Inc.	2,098,327	7,250
Quebecor Inc. Class B	360,791	7,040
* Stars Group Inc.	274,241	6,968
Parkland Fuel Corp.	287,013	6,732
Allied Properties REIT	192,556	6,473
^ Enbridge Income Fund Holdings Inc.	281,150	6,398
* B2Gold Corp.	2,088,854	6,318
SmartCentres REIT	252,742	6,216
Kirkland Lake Gold Ltd.	400,430	6,036
Linamar Corp.	102,194	6,034
Canadian Western Bank	191,597	6,028
Enerplus Corp.	530,093	6,021
* IAMGOLD Corp.	1,020,734	6,008
Whitecap Resources Inc.	810,602	5,925
Atco Ltd.	163,739	5,921
Canadian REIT	160,014	5,792
Element Fleet Management Corp.	833,161	5,622
New Flyer Industries Inc.	117,190	5,533
Pan American Silver Corp.	332,841	5,466
First Capital Realty Inc.	322,503	5,393
Premium Brands Holdings Corp.	61,943	5,389
Chartwell Retirement Residences	423,379	5,370
Maple Leaf Foods Inc.	181,141	5,132
Cott Corp.	300,905	5,020
Alamos Gold Inc. Class A	833,668	4,995
TFI International Inc.	191,635	4,954
* Parex Resources Inc.	331,128	4,945
Cominar REIT	411,483	4,848
* Descartes Systems Group Inc.	169,172	4,786
^ Emera Inc.	128,991	4,772
Gibson Energy Inc.	319,813	4,618
FirstService Corp.	68,715	4,577
Colliers International Group Inc.	75,157	4,552

	Northland Power Inc.	241,644	4,495
	Hudbay Minerals Inc.	517,741	4,437
	Granite REIT	104,042	4,283
	Capital Power Corp.	219,911	4,169
*	Detour Gold Corp.	390,267	4,169
	Stella-Jones Inc.	93,680	3,944
*	Ivanhoe Mines Ltd.	1,357,112	3,884
	Osisko Gold Royalties Ltd.	342,418	3,847
*	New Gold Inc.	1,271,184	3,845
*	Great Canadian Gaming Corp.	129,176	3,844
	OceanaGold Corp.	1,375,301	3,790
	Norbord Inc.	97,900	3,739
	Artis REIT	326,428	3,729
	Enercare Inc.	229,096	3,692
	Laurentian Bank of Canada	83,246	3,601
^	Cineplex Inc.	139,281	3,558
	TransAlta Corp.	639,293	3,534
*	Kinaxis Inc.	52,435	3,531
*	Canfor Corp.	149,349	3,503
	ShawCor Ltd.	154,645	3,490
	Russel Metals Inc.	137,046	3,483
	Jean Coutu Group PJC Inc. Class A	176,712	3,483
^	Peyto Exploration & Development Corp.	358,339	3,269
	Dream Office REIT	172,564	3,182
	Superior Plus Corp.	318,388	3,098
^	Boardwalk REIT	83,622	3,025
^	Genworth MI Canada Inc.	86,769	2,980
	Tahoe Resources Inc.	671,805	2,966
*	Air Canada Class B	151,330	2,942
	Transcontinental Inc. Class A	144,881	2,929
*	Raging River Exploration Inc.	483,464	2,928
*	Celestica Inc.	275,436	2,784
*	Endeavour Mining Corp.	150,179	2,773
	Mullen Group Ltd.	222,998	2,727
	CES Energy Solutions Corp.	554,504	2,682
*	MEG Energy Corp.	576,055	2,604
*	NuVista Energy Ltd.	367,291	2,598
	North West Co. Inc.	106,635	2,526
	Secure Energy Services Inc.	348,371	2,521
	Winpak Ltd.	68,852	2,495
	Pason Systems Inc.	165,709	2,476
*	Centerra Gold Inc.	478,970	2,473
	ECN Capital Corp.	814,328	2,470
*	Precision Drilling Corp.	655,481	2,377
*	Paramount Resources Ltd. Class A	161,556	2,364
	Westshore Terminals Investment Corp.	115,267	2,359
	Innergex Renewable Energy Inc.	210,401	2,355
	Northview Apartment REIT	116,117	2,345
	Enerflex Ltd.	197,148	2,345
*	Pretium Resources Inc.	336,161	2,339
	Enghouse Systems Ltd.	43,616	2,302
*	SSR Mining Inc.	266,084	2,300
*	ATS Automation Tooling Systems Inc.	169,418	2,292
	Eldorado Gold Corp.	1,751,562	2,264
	Martinrea International Inc.	191,288	2,238
^	Home Capital Group Inc. Class B	158,243	2,200
^,*	ProMetic Life Sciences Inc.	1,541,735	2,181
*	SEMAFO Inc.	734,468	2,174

^,*	First Majestic Silver Corp.	351,160	2,147
	Aecon Group Inc.	128,629	2,082
*	Kelt Exploration Ltd.	327,640	2,008
*	NovaGold Resources Inc.	538,234	1,991
	TransAlta Renewables Inc.	197,732	1,984
^	Hudson's Bay Co.	224,584	1,948
	Cascades Inc.	148,929	1,867
*	Torex Gold Resources Inc.	178,658	1,843
	Corus Entertainment Inc. Class B	262,292	1,800
	Ensign Energy Services Inc.	298,044	1,783
*	Gran Tierra Energy Inc. (Toronto Shares)	612,172	1,692
^	TORC Oil & Gas Ltd.	300,982	1,664
	Dorel Industries Inc. Class B	63,304	1,587
*	Canadian Solar Inc.	101,030	1,557
	Cogeco Communications Inc.	25,022	1,550
^,*	Baytex Energy Corp.	508,075	1,549
^	Extendicare Inc.	207,280	1,468
*	Sierra Wireless Inc.	72,147	1,394
	Birchcliff Energy Ltd.	492,246	1,365
	Nevsun Resources Ltd.	634,801	1,326
*	Advantage Oil & Gas Ltd.	405,891	1,304
^,*	Obsidian Energy Ltd.	1,103,059	1,148
*	Alacer Gold Corp.	655,304	1,140
*	China Gold International Resources Corp. Ltd.	485,688	967
	Just Energy Group Inc.	215,693	921
^	First National Financial Corp.	34,757	807
*	Gran Tierra Energy Inc.	289,960	803
	Morguard REIT	65,174	717
*	Crew Energy Inc.	331,538	607
	Dollarama Inc.	178	24
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	5
*,3	Great Basin Gold Ltd.	345,634	1
			729,267
Chile (0.2%)
	Engie Energia Chile SA	1,065,066	2,360
	CAP SA	160,396	2,088
	Vina Concha y Toro SA	891,168	1,987
	Inversiones Aguas Metropolitanas SA	930,396	1,812
	Ripley Corp. SA	1,453,031	1,700
*	Cia Sud Americana de Vapores SA	30,336,960	1,582
	Inversiones La Construccion SA	72,662	1,523
*	SMU SA	2,666,986	870
	Forus SA	183,653	838
			14,760
China (3.2%)
*	Landing International Development Ltd.	162,997,810	7,256
	CIFI Holdings Group Co. Ltd.	7,160,656	6,152
*	YY Inc. ADR	42,330	5,628
	Future Land Holdings Co. Ltd. Class A	820,462	5,247
*	China Biologic Products Holdings Inc.	48,910	3,958
*	BeiGene Ltd. ADR	25,585	3,473
	Future Land Development Holdings Ltd.	3,522,000	3,448
^	Chinasoft International Ltd.	4,221,822	2,977
*	Kaisa Group Holdings Ltd.	4,398,000	2,786
^,*	Kingdee International Software Group Co. Ltd.	4,153,896	2,702
*	Sohu.com Inc.	68,490	2,638
*	China First Capital Group Ltd.	6,980,000	2,598

^,*	CMBC Capital Holdings Ltd.	34,139,342	2,483
	Fufeng Group Ltd.	3,397,864	2,477
	Tong Ren Tang Technologies Co. Ltd.	1,528,052	2,441
	Yuzhou Properties Co. Ltd.	3,283,896	2,422
	SSY Group Ltd.	3,075,324	2,251
	Skyworth Digital Holdings Ltd.	4,574,497	2,241
	Hollysys Automation Technologies Ltd.	88,300	2,240
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	1,495,425	2,162
^,*,2 Zhou Hei Ya International Holdings Co. Ltd.		2,122,000	2,118
	China Water Affairs Group Ltd.	2,105,600	1,984
	China ZhengTong Auto Services Holdings Ltd.	1,935,000	1,963
2	Fu Shou Yuan International Group Ltd.	2,181,000	1,954
	Lonking Holdings Ltd.	4,340,313	1,935
2	Qingdao Port International Co. Ltd.	2,572,000	1,896
	Greatview Aseptic Packaging Co. Ltd.	2,607,000	1,868
^,*	Digital China Holdings Ltd.	3,070,250	1,830
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	386,500	1,786
	Powerlong Real Estate Holdings Ltd.	3,294,000	1,786
	China Maple Leaf Educational Systems Ltd.	1,416,000	1,770
^	Tongda Group Holdings Ltd.	7,812,346	1,766
	China SCE Property Holdings Ltd.	3,253,000	1,748
	China Lesso Group Holdings Ltd.	2,240,420	1,746
	Bank of Chongqing Co. Ltd.	1,847,843	1,697
	Beijing Capital Land Ltd.	2,494,000	1,626
^	China Overseas Grand Oceans Group Ltd.	2,504,500	1,568
^,*	SMI Holdings Group Ltd.	3,044,000	1,562
	Tianneng Power International Ltd.	1,556,000	1,537
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,645,000	1,535
	Sinopec Kantons Holdings Ltd.	2,399,962	1,529
*	Tibet Water Resources Ltd.	3,481,006	1,509
	Yuexiu Transport Infrastructure Ltd.	2,024,000	1,485
^	NetDragon Websoft Holdings Ltd.	534,550	1,444
^,*	Bitauto Holdings Ltd. ADR	40,400	1,406
2	Hua Hong Semiconductor Ltd.	686,540	1,367
*	51job Inc. ADR	19,300	1,353
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,141,480	1,330
	Greentown Service Group Co. Ltd.	1,566,000	1,295
	China High Speed Transmission Equipment Group Co. Ltd.	714,300	1,258
^	Hisense Kelon Electrical Holdings Co. Ltd. Class A	863,173	1,181
*,2	China Metal Resources Utilization Ltd.	1,832,000	1,177
	Vinda International Holdings Ltd.	617,873	1,156
^,*	Lifetech Scientific Corp.	4,350,058	1,147
^,*,3 China Shanshui Cement Group Ltd.		1,992,757	1,121
^,*	Baozun Inc. ADR	28,200	1,098
	China Overseas Property Holdings Ltd.	2,790,000	1,071
*	Fang Holdings Ltd. ADR	200,285	1,045
*	Q Technology Group Co. Ltd.	758,000	1,031
^,*	Huayi Tencent Entertainment Co. Ltd.	16,142,375	1,022
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	893,671	1,018
*	C C Land Holdings Ltd.	4,427,000	1,011
*,2	China Everbright Greentech Ltd.	1,087,000	996
^	CT Environmental Group Ltd.	5,071,760	984
	Greenland Hong Kong Holdings Ltd.	1,725,000	978
2	Tian Ge Interactive Holdings Ltd.	1,087,000	972
	China Suntien Green Energy Corp. Ltd.	3,890,762	966
	China Oil & Gas Group Ltd.	9,288,000	935
^,*	FDG Electric Vehicles Ltd.	21,763,885	915
^,*	Noah Holdings Ltd. ADR	18,100	894

*,2	Haichang Ocean Park Holdings Ltd.	3,474,000	866
	Sinotrans Shipping Ltd.	2,749,190	862
^,2	Redco Group	1,866,000	848
	Xtep International Holdings Ltd.	1,857,879	841
*	iKang Healthcare Group Inc. ADR	51,700	833
^	Texhong Textile Group Ltd.	588,000	827
^,*	O-Net Technologies Group Ltd.	1,208,000	817
	Dah Chong Hong Holdings Ltd.	1,605,988	810
*,2	Ozner Water International Holding Ltd.	2,527,000	805
^,*	COSCO Shipping International Singapore Co. Ltd.	2,110,000	795
*	Hi Sun Technology China Ltd.	3,882,101	791
^,2	Cogobuy Group	1,238,000	746
^	Chaowei Power Holdings Ltd.	1,304,563	741
*	21Vianet Group Inc. ADR	81,077	739
^,*	Beijing Gas Blue Sky Holdings Ltd.	9,784,000	738
	China Shineway Pharmaceutical Group Ltd.	591,343	728
*	West China Cement Ltd.	4,215,200	724
^	SIIC Environment Holdings Ltd.	1,758,782	724
	Xingda International Holdings Ltd.	1,812,000	720
	Dongjiang Environmental Co. Ltd.	494,400	700
^,*	Hybrid Kinetic Group Ltd.	38,744,000	682
	CPMC Holdings Ltd.	788,000	660
^	PAX Global Technology Ltd.	1,357,062	658
	China Lilang Ltd.	723,000	653
	Fantasia Holdings Group Co. Ltd.	3,541,500	649
	Shanghai Industrial Urban Development Group Ltd.	2,414,000	648
	Huangshan Tourism Development Co. Ltd. Class B	484,900	640
	Harbin Electric Co. Ltd.	1,525,813	639
*	China Power Clean Energy Development Co. Ltd.	1,027,500	637
	Shandong Airlines Co. Ltd. Class B	307,048	635
^,*	Grand Baoxin Auto Group Ltd.	1,396,359	627
	Guangdong Provincial Expressway Development Co. Ltd. Class B	727,725	623
^,2	Cosmo Lady China Holdings Co. Ltd.	1,567,131	616
	Huaxin Cement Co. Ltd. Class B	470,960	612
*	Sany Heavy Equipment International Holdings Co. Ltd.	2,012,000	610
	China All Access Holdings Ltd.	1,984,000	608
	Weiqiao Textile Co.	1,019,000	608
	Shanghai Diesel Engine Co. Ltd. Class B	811,500	606
^,*	Carnival Group International Holdings Ltd.	13,156,873	605
	China Fangda Group Co. Ltd. Class B	877,900	582
*	Sinolink Worldwide Holdings Ltd.	4,244,000	579
*	Glorious Property Holdings Ltd.	5,153,000	578
^	TCL Multimedia Technology Holdings Ltd.	1,221,122	578
^,*	North Mining Shares Co. Ltd.	27,403,200	573
*	Hangzhou Steam Turbine Co. Ltd. Class B	570,912	568
	China Electronics Optics Valley Union Holding Co. Ltd.	6,360,000	568
	Wasion Group Holdings Ltd.	993,454	556
*	China Water Industry Group Ltd.	2,568,000	548
	Dawnrays Pharmaceutical Holdings Ltd.	944,000	541
^,*	Leyou Technologies Holdings Ltd.	2,410,000	526
	Luthai Textile Co. Ltd. Class B	490,792	525
	China Merchants Land Ltd.	2,654,000	521
*	Shougang Concord International Enterprises Co. Ltd.	18,042,232	520
^,*	AVIC International Holding HK Ltd.	7,618,000	517
	Welling Holding Ltd.	1,985,600	516
	Shanghai Highly Group Co. Ltd. Class B	620,300	514
^,*	China Modern Dairy Holdings Ltd.	2,685,000	514
	Concord New Energy Group Ltd.	10,180,000	493

*	Rentian Technology Holdings Ltd.	10,070,000	489
^,*	Chiho Environmental Group Ltd.	908,000	488
*	Changyou.com Ltd. ADR	15,600	480
*	Shang Gong Group Co. Ltd. Class B	512,500	476
	Ajisen China Holdings Ltd.	981,408	475
*	China Yurun Food Group Ltd.	3,192,000	473
	Minmetals Land Ltd.	2,524,000	467
	Comba Telecom Systems Holdings Ltd.	2,615,959	457
	INESA Intelligent Tech Inc. Class B	699,133	453
^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	6,560,000	452
	Launch Tech Co. Ltd.	342,500	448
*,3	Hua Han Health Industry Holdings Ltd.	6,569,183	445
*	Kama Co. Ltd. Class B	578,112	433
	361 Degrees International Ltd.	1,186,000	432
*,3	Coolpad Group Ltd.	4,660,669	429
^	China Singyes Solar Technologies Holdings Ltd.	1,047,250	428
^,*	Yashili International Holdings Ltd.	2,190,000	426
	Shanghai Jinjiang International Travel Co. Ltd. Class B	149,946	418
*	Capital Environment Holdings Ltd.	10,532,000	416
	Guorui Properties Ltd.	1,398,000	416
	Tianjin Port Development Holdings Ltd.	2,673,976	413
	Eastern Communications Co. Ltd. Class B	617,050	406
	Sinosoft Technology Group Ltd.	1,378,000	402
*	China Huiyuan Juice Group Ltd.	1,333,000	396
	Poly Culture Group Corp. Ltd.	197,414	390
	Qingling Motors Co. Ltd.	1,152,929	388
*	JinkoSolar Holding Co. Ltd. ADR	17,300	384
	China Everbright Water Ltd.	1,037,500	371
*	Lianhua Supermarket Holdings Co. Ltd.	1,044,000	369
^	Phoenix Satellite Television Holdings Ltd.	2,651,783	366
*	China Chengtong Development Group Ltd.	5,776,000	365
	Colour Life Services Group Co. Ltd.	543,000	365
	Tianjin Development Holdings Ltd.	746,000	364
^,*	Midas Holdings Ltd.	2,619,447	353
*	China Logistics Property Holdings Co. Ltd.	1,102,000	352
^,*	Enerchina Holdings Ltd.	4,035,300	345
*	China Beidahuang Industry Group Holdings Ltd.	7,280,000	335
*,3	Shanghai Greencourt Investment Group Co. Ltd. Class B	561,300	324
*	PW Medtech Group Ltd.	1,558,000	314
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	385,600	314
	Hilong Holding Ltd.	1,456,000	304
*,3	Zhonglu Co. Ltd. Class B	191,300	299
	China Electronics Huada Technology Co. Ltd.	1,780,000	299
^,*	Loudong General Nice Resources China Holdings Ltd.	7,461,000	290
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	584,000	287
	First Tractor Co. Ltd.	668,954	284
*	Shanghai Zhongyida Co. Ltd. Class B	842,700	277
2	Beijing Urban Construction Design & Development Group Co. Ltd.	406,000	248
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	244
*	China Rare Earth Holdings Ltd.	3,260,548	238
^,*,3 National Agricultural Holdings Ltd.		1,560,000	237
	Xiamen International Port Co. Ltd.	1,177,000	233
*	SRE Group Ltd.	8,228,302	225
*,3	Mingfa Group International Co. Ltd.	915,541	221
	Maoye International Holdings Ltd.	2,105,459	218
*	MIE Holdings Corp.	3,158,000	217
*	China Minsheng Drawin Technology Group Ltd.	8,400,000	212
*	Xinjiang Xinxin Mining Industry Co. Ltd.	1,379,000	209

*,3	China Fiber Optic Network System Group Ltd.	2,215,200	198
	Hengdeli Holdings Ltd.	3,573,765	198
*	China Soft Power Technology Holdings Ltd.	10,408,323	193
	Dalian Refrigeration Co. Ltd. Class B	396,930	190
2	Kangda International Environmental Co. Ltd.	827,111	176
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	171
^,*	Munsun Capital Group Ltd.	16,540,936	146
^,*	V1 Group Ltd.	4,985,484	143
*	Ying Li International Real Estate Ltd.	1,181,800	141
*,3	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	223,180	132
*,3	Anxin-China Holdings Ltd.	2,621,200	129
	Hefei Meiling Co. Ltd. Class B	267,360	127
^,*	China Dynamics Holdings Ltd.	5,988,752	120
	Changchai Co. Ltd. Class B	238,200	115
*	Daphne International Holdings Ltd.	1,641,996	109
	Fiyta Holdings Ltd. Class B	130,809	103
*,3	Boshiwa International Holding Ltd.	469,000	101
*,3	Tech Pro Technology Development Ltd.	10,406,800	90
^,*	Boer Power Holdings Ltd.	389,000	90
	Wisdom Sports Group	694,000	89
^,*,3 China Lumena New Materials Corp.		3,950,000	63
	Logan Property Holdings Co. Ltd.	27,000	41
	Xinhua Winshare Publishing and Media Co. Ltd.	42,600	35
	BYD Electronic International Co. Ltd.	13,500	33
	Sihuan Pharmaceutical Holdings Group Ltd.	78,000	30
*,3	Real Gold Mining Ltd.	239,476	26
	Shenguan Holdings Group Ltd.	364,000	18
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	59,699	17
*,3	China High Precision Automation Group Ltd.	401,000	—
^,*,3 China Metal Recycling Holdings Ltd.		332,400	—
			199,820
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	218,040	2,449
	Avianca Holdings SA Preference Shares	707,688	712
			3,161
Czech Republic (0.0%)
	Philip Morris CR AS	1,060	881

Denmark (1.4%)
	GN Store Nord A/S	309,431	10,435
*,2	Nets A/S	264,623	7,285
	Royal Unibrew A/S	114,795	6,976
	FLSmidth & Co. A/S	109,661	6,458
*	Ambu A/S Class B	290,520	6,236
	Sydbank A/S	150,625	6,160
	SimCorp A/S	88,003	5,590
*	Topdanmark A/S	100,523	4,802
	Rockwool International A/S Class B	14,064	3,929
	Dfds A/S	62,555	3,754
*	Nilfisk Holding A/S	59,805	3,469
	Schouw & Co. A/S	28,810	2,916
*	Bavarian Nordic A/S	70,365	2,711
2	Scandinavian Tobacco Group A/S	131,753	2,664
*	NKT A/S	60,724	2,648
	Spar Nord Bank A/S	179,653	2,140
*	Bang & Olufsen A/S	78,043	2,096
	Alm Brand A/S	142,928	1,762

	ALK-Abello A/S	13,184	1,675
*	D/S Norden A/S	53,236	1,061
	Matas A/S	69,683	875
	Solar A/S Class B	9,186	606
*,3	OW Bunker A/S	24,023	—
			86,248
Egypt (0.1%)
*	Orascom Construction Ltd.	123,042	1,071
	Medinet Nasr Housing	1,168,560	743
*	Six of October Development & Investment	532,780	565
	Heliopolis Housing	278,784	555
*	Ezz Steel	413,356	520
*	Palm Hills Developments SAE	2,364,491	501
*	Pioneers Holding for Financial Investments SAE	880,939	432
	Sidi Kerir Petrochemicals Co.	249,068	366
	Oriental Weavers	314,818	280
	Orascom Telecom Media And Technology Holding SAE	6,871,931	280
*,3	Nile Cotton Ginning	31,192	11
			5,324
Finland (1.1%)
	Amer Sports Oyj	260,536	7,355
	Konecranes Oyj Class A	137,842	6,998
	Valmet Oyj	296,338	6,649
	Outokumpu Oyj	675,016	5,790
	Tieto Oyj	162,429	5,646
	Cargotec Oyj Class B	90,881	5,299
	Metsa Board Oyj	377,001	3,430
^,*	Outotec Oyj	320,226	2,758
	Uponor Oyj	118,884	2,517
	Kemira Oyj	170,043	2,407
	Sanoma Oyj	181,510	2,353
	Citycon Oyj	841,253	2,335
	Cramo Oyj	95,079	2,320
^	YIT Oyj	267,109	2,196
*	DNA Oyj	116,428	2,184
^,*	Caverion Oyj	209,593	1,767
	Finnair Oyj	119,535	1,447
	Ramirent Oyj	140,504	1,410
	Raisio Oyj	240,147	1,331
	F-Secure Oyj	209,351	1,016
	Oriola Oyj	279,722	995
^,*	Stockmann OYJ Abp Class B	73,504	379
			68,582
France (2.4%)
2	Euronext NV	154,069	10,437
	Elis SA (Paris Shares)	265,656	7,422
*	Air France-KLM	463,161	7,184
	Altran Technologies SA	352,774	6,563
	Alten SA	63,106	6,389
	Nexity SA	95,154	5,734
	Sopra Steria Group	27,660	5,613
	SPIE SA	224,587	5,581
*,2	Worldline SA	87,167	4,928
*	Fnac Darty SA	37,794	4,408
^,*	Vallourec SA	642,071	4,397
2	Maisons du Monde SA	98,388	4,226
	Metropole Television SA	142,374	3,874

	Television Francaise 1	233,132	3,497
	Trigano SA	17,864	3,468
	Nexans SA	56,768	3,443
*	SOITEC	39,107	3,208
	Korian SA	98,960	3,186
	Technicolor SA	809,386	3,024
2	Europcar Groupe SA	213,471	2,968
	Vicat SA	34,166	2,815
	Gaztransport Et Technigaz SA	40,625	2,811
	Tarkett SA	71,531	2,796
*	Eramet	19,575	2,763
	IPSOS	70,184	2,681
	Coface SA	209,326	2,353
^,*	Genfit	66,605	2,285
^	Neopost SA	75,391	2,245
	Mercialys SA	97,653	2,220
*	DBV Technologies SA	47,234	2,212
	Beneteau SA	80,874	2,152
	Derichebourg SA	171,513	1,720
	Bonduelle SCA	29,505	1,556
	FFP	11,420	1,480
*	Virbac SA	9,561	1,469
	Albioma SA	53,060	1,382
	Vilmorin & Cie SA	12,219	1,336
*,2	X-Fab Silicon Foundries SE	106,796	1,315
	Mersen SA	26,555	1,296
	Manitou BF SA	24,457	1,044
	Guerbet	10,081	1,008
	Interparfums SA	20,526	959
	Rallye SA	51,804	951
	Jacquet Metal Service	25,596	950
	Boiron SA	10,530	921
	Direct Energie	17,665	830
	MGI Coutier	15,200	669
	GL Events	19,025	645
	Haulotte Group SA	26,623	635
*	Etablissements Maurel et Prom	128,829	598
^	Bourbon Corp.	56,874	573
	Union Financiere de France BQE SA	11,239	433
	Groupe Crit	4,529	432
*	Parrot SA	39,618	400
*	Esso SA Francaise	5,757	369
*	Stallergenes Greer plc	8,532	367
	Albioma SA Loyalty Line	8,890	232
*	Rubis SCA	960	71
*	Ubisoft Entertainment SA	102	9
			150,533
Germany (4.4%)
	Rheinmetall AG	94,609	13,392
	Freenet AG	280,533	10,757
	1&1 Drillisch AG	101,457	8,440
	Aurubis AG	74,543	7,833
	Duerr AG	54,297	7,480
*	Siltronic AG	41,000	6,807
	Aareal Bank AG	132,478	6,697
	GRENKE AG	55,630	6,634
	TAG Immobilien AG	319,420	6,314

*	MorphoSys AG	63,942	6,308
	Gerresheimer AG	68,943	6,022
	CTS Eventim AG & Co. KGaA	118,770	5,939
*	Software AG	106,752	5,794
	Norma Group SE	70,856	5,581
	Leoni AG	72,467	5,565
	Bechtle AG	59,708	5,446
	STADA Arzneimittel AG	49,496	5,374
	Stabilus SA	55,081	5,340
	Jungheinrich AG Preference Shares	107,794	5,331
^,*	Evotec AG	286,939	5,240
*	Dialog Semiconductor plc	168,608	5,140
	Salzgitter AG	84,862	5,126
	alstria office REIT-AG	321,357	5,075
	TLG Immobilien AG	173,361	4,882
	Jenoptik AG	113,187	4,698
*,2	Rocket Internet SE	156,323	4,538
	Krones AG	32,078	4,483
2	Deutsche Pfandbriefbank AG	225,419	4,167
	Stroeer SE & Co. KGaA	53,931	4,156
	Deutsche EuroShop AG	105,513	4,146
	Nemetschek SE	39,936	3,935
*	AIXTRON SE	235,818	3,563
2	ADO Properties SA	65,319	3,520
*,2	Hapag-Lloyd AG	81,319	3,373
	Bilfinger SE	71,818	3,371
	Indus Holding AG	42,380	3,364
	Carl Zeiss Meditec AG	51,095	3,344
	CompuGroup Medical SE	50,677	3,210
	Schaeffler AG Preference Shares	159,209	3,168
	Sixt SE Preference Shares	40,414	2,871
	Pfeiffer Vacuum Technology AG	14,300	2,835
*	zooplus AG	13,435	2,768
	Sixt SE	25,436	2,628
	Koenig & Bauer AG	31,127	2,551
*,2	Tele Columbus AG	225,948	2,535
	Deutz AG	272,083	2,527
*	PATRIZIA Immobilien AG	98,108	2,457
	DMG Mori AG	41,334	2,450
	Wacker Neuson SE	56,161	2,301
	RHOEN-KLINIKUM AG	56,939	2,242
	XING SE	6,289	2,200
	Kloeckner & Co. SE	162,430	2,154
*	Heidelberger Druckmaschinen AG	567,298	2,051
	Takkt AG	72,701	2,024
	KWS Saat SE	4,550	1,921
^,*	Nordex SE	137,778	1,821
*	SGL Carbon SE	111,338	1,734
	Deutsche Beteiligungs AG	26,243	1,620
	Draegerwerk AG & Co. KGaA Preference Shares	16,562	1,615
^	ElringKlinger AG	64,738	1,504
	VTG AG	26,254	1,359
	Bertrandt AG	10,277	1,318
	DIC Asset AG	101,640	1,305
*	Diebold Nixdorf AG	14,689	1,302
	Hamburger Hafen und Logistik AG	43,107	1,204
	Wuestenrot & Wuerttembergische AG	39,849	1,193
	Biotest AG Preference Shares	37,940	1,189

^	SMA Solar Technology AG	21,746	1,184
*	Vossloh AG	20,943	1,152
	BayWa AG	28,447	1,103
	comdirect bank AG	54,089	780
	Hornbach Baumarkt AG	16,985	652
	Gerry Weber International AG	53,858	597
	Draegerwerk AG & Co. KGaA	7,710	588
*	H&R GmbH & Co. KGaA	26,033	461
	RIB Software SE	12,603	427
	CropEnergies AG	44,025	398
			276,574
Greece (0.1%)
*	Mytilineos Holdings SA	251,146	3,149
*	GEK Terna Holding Real Estate Construction SA	172,925	1,160
	Grivalia Properties REIC AE	90,267	1,043
*	Public Power Corp. SA	225,227	889
	Hellenic Exchanges SA	115,148	822
	Aegean Airlines SA	57,545	655
	Fourlis Holdings SA	84,744	619
*	Holding Co. ADMIE IPTO SA	227,458	594
*	Ellaktor SA	249,051	580
*,3	TT Hellenic Postbank SA	44,448	—
			9,511
Hong Kong (1.6%)
	Vitasoy International Holdings Ltd.	1,784,000	4,562
^,*	MMG Ltd.	5,070,140	3,705
	Fortune REIT (Hong Kong Shares)	2,832,000	3,555
	Man Wah Holdings Ltd.	3,313,200	3,524
	SITC International Holdings Co. Ltd.	2,832,858	3,241
*	Freeman FinTech Corp. Ltd.	24,134,488	3,082
	Luk Fook Holdings International Ltd.	769,932	2,749
	NagaCorp Ltd.	3,340,228	2,723
	Value Partners Group Ltd.	2,083,058	2,647
^	IGG Inc.	2,106,000	2,336
	K Wah International Holdings Ltd.	3,108,000	2,230
	Yuexiu REIT	3,124,769	2,069
	HKBN Ltd.	1,628,449	2,050
*	Pacific Basin Shipping Ltd.	8,754,532	2,028
^	China Goldjoy Group Ltd.	21,900,000	1,953
	Sunlight REIT	2,775,436	1,939
	Gemdale Properties & Investment Corp. Ltd.	11,856,000	1,734
	Giordano International Ltd.	2,663,735	1,362
	Prosperity REIT	3,056,000	1,336
	Stella International Holdings Ltd.	905,591	1,312
	Far East Consortium International Ltd.	2,256,858	1,304
*	China Baoli Technologies Holdings Ltd.	59,469,960	1,191
	Pacific Textiles Holdings Ltd.	1,134,000	1,189
^,*	China Harmony New Energy Auto Holding Ltd.	1,611,000	1,182
	Lai Sun Development Co. Ltd.	659,250	1,181
^	Pou Sheng International Holdings Ltd.	4,618,000	1,155
	Chow Sang Sang Holdings International Ltd.	470,565	1,138
	Goodbaby International Holdings Ltd.	1,810,000	1,115
*	KuangChi Science Ltd.	3,832,000	1,106
^	Truly International Holdings Ltd.	3,253,000	1,104
	Road King Infrastructure Ltd.	518,346	1,064
	Sun Hung Kai & Co. Ltd.	1,599,000	1,044
	SmarTone Telecommunications Holdings Ltd.	889,730	1,036

	Canvest Environmental Protection Group Co. Ltd.	1,787,000	1,035
^,*	GCL New Energy Holdings Ltd.	13,255,541	963
	Lee's Pharmaceutical Holdings Ltd.	566,000	941
	CP Pokphand Co. Ltd.	11,574,000	916
^	HC International Inc.	1,214,500	909
	CITIC Telecom International Holdings Ltd.	2,811,004	846
	Microport Scientific Corp.	798,000	837
	HKR International Ltd.	1,266,400	833
^,*	United Laboratories International Holdings Ltd.	944,500	825
^,*	Panda Green Energy Group Ltd.	6,972,645	819
	Spring REIT	1,824,762	794
^,3	Town Health International Medical Group Ltd.	8,913,419	786
	Dynam Japan Holdings Co. Ltd.	544,040	749
^,*,3 Superb Summit International Group Ltd.		3,957,346	739
*	COFCO Meat Holdings Ltd.	3,608,000	728
	Chong Hing Bank Ltd.	334,000	724
	Nan Hai Corp. Ltd.	24,250,000	724
	Emperor Capital Group Ltd.	8,417,860	697
^,2	Regina Miracle International Holdings Ltd.	744,000	670
^	China LNG Group Ltd.	3,380,001	645
	China Silver Group Ltd.	2,238,688	636
	China Aerospace International Holdings Ltd.	5,112,000	609
^,*,2 IMAX China Holding Inc.		235,558	606
^,*	Digital Domain Holdings Ltd.	26,120,000	604
*	G-Resources Group Ltd.	49,326,190	604
	Singamas Container Holdings Ltd.	3,005,960	602
^,*	Honghua Group Ltd.	4,774,000	583
*	Beijing Enterprises Medical & Health Group Ltd.	10,266,000	564
*,3	Convoy Global Holdings Ltd.	26,130,000	558
	Liu Chong Hing Investment Ltd.	308,000	528
*	New Provenance Everlasting Holdings Ltd.	27,930,000	528
	Ju Teng International Holdings Ltd.	1,775,002	508
*	Hong Kong Television Network Ltd.	995,000	471
*	Future World Financial Holdings Ltd.	15,026,286	470
^,*	Anton Oilfield Services Group	3,087,298	452
*	NewOcean Energy Holdings Ltd.	1,780,000	449
2	CGN New Energy Holdings Co. Ltd.	3,117,950	447
	Emperor Watch & Jewellery Ltd.	7,870,000	398
*	BOE Varitronix Ltd.	686,000	360
^,*	China LotSynergy Holdings Ltd.	15,719,951	354
^,*	China Strategic Holdings Ltd.	29,155,000	350
*	CST Group Ltd.	63,904,000	335
*	China Financial International Investments Ltd.	11,000,000	321
*	Silver Base Group Holdings Ltd.	2,907,712	305
	Parkson Retail Group Ltd.	2,066,000	295
*	Sunshine Oilsands Ltd.	7,460,418	271
	EVA Precision Industrial Holdings Ltd.	1,726,000	261
	Henderson Investment Ltd.	2,941,000	252
*	New World Department Store China Ltd.	1,027,966	240
*	Xinchen China Power Holdings Ltd.	1,718,800	237
*	Mei Ah Entertainment Group Ltd.	4,740,000	230
*	Sino Oil And Gas Holdings Ltd.	29,885,000	229
^,*	Good Resources Holdings Ltd.	5,150,000	227
	New Sports Group Ltd.	2,431,000	226
^,*	Qianhai Health Holdings Ltd.	18,357,500	220
^,*	China Ocean Industry Group Ltd.	27,080,000	219
^	Shenwan Hongyuan HK Ltd.	600,000	218
*	Lifestyle China Group Ltd.	721,370	215

	TPV Technology Ltd.	1,440,000	204
^,*	Summit Ascent Holdings Ltd.	1,636,000	184
*	Technovator International Ltd.	626,000	172
^,*	Vision Fame International Holding Ltd.	3,378,000	166
	Yip's Chemical Holdings Ltd.	386,000	144
*	Tou Rong Chang Fu Group Ltd.	8,693,984	129
*	China Medical & HealthCare Group Ltd.	3,832,946	127
	Inspur International Ltd.	325,203	101
^,*	China Animal Healthcare Ltd.	1,003,918	72
*	Yanchang Petroleum International Ltd.	4,320,000	61
*	SOCAM Development Ltd.	216,725	56
^,*	13 Holdings Ltd.	1,113,540	55
*	Sincere Watch Hong Kong Ltd.	3,020,000	44
*	China Healthwise Holdings Ltd.	1,396,000	28
	Nexteer Automotive Group Ltd.	13,344	28
^,*	China Huarong Energy Co. Ltd.	522,900	19
			97,698
India (3.2%)
	Vakrangee Ltd.	1,130,634	6,481
	Federal Bank Ltd.	3,127,246	4,929
	Dewan Housing Finance Corp. Ltd.	409,703	3,742
	Apollo Hospitals Enterprise Ltd.	202,957	3,705
	Page Industries Ltd.	10,710	3,612
	Crompton Greaves Consumer Electricals Ltd.	904,008	3,542
	Mindtree Ltd.	290,691	3,518
*	Bharat Financial Inclusion Ltd.	207,230	3,419
	Edelweiss Financial Services Ltd.	744,829	3,282
	Biocon Ltd.	313,131	3,022
	Alkem Laboratories Ltd.	86,967	3,007
	Info Edge India Ltd.	131,495	2,792
	Natco Pharma Ltd.	185,069	2,755
	TVS Motor Co. Ltd.	248,964	2,723
	Jubilant Foodworks Ltd.	80,422	2,581
*	Max Financial Services Ltd.	286,215	2,402
	PC Jeweller Ltd.	310,478	2,367
	CESC Ltd.	142,505	2,357
	Indian Hotels Co. Ltd.	1,056,379	2,291
*	Future Retail Ltd.	257,546	2,256
	Jubilant Life Sciences Ltd.	155,714	2,233
	Apollo Tyres Ltd.	547,710	2,192
	Tata Global Beverages Ltd.	476,533	2,172
	KRBL Ltd.	222,303	2,147
	Dalmia Bharat Ltd.	46,210	2,134
	Voltas Ltd.	219,913	2,086
*	Indiabulls Real Estate Ltd.	572,053	1,934
	AIA Engineering Ltd.	79,120	1,909
	Balkrishna Industries Ltd.	101,042	1,811
	Arvind Ltd.	277,768	1,802
	GRUH Finance Ltd.	194,663	1,787
	Gillette India Ltd.	17,022	1,754
	Supreme Industries Ltd.	83,312	1,707
	Cholamandalam Investment and Finance Co. Ltd.	84,042	1,698
	NBCC India Ltd.	478,249	1,697
	Sundaram Finance Ltd.	57,144	1,689
	PI Industries Ltd.	119,818	1,674
*	Fortis Healthcare Ltd.	759,490	1,659
	NCC Ltd.	860,340	1,650

	Escorts Ltd.	129,374	1,646
*	Adani Transmission Ltd.	476,235	1,561
	Manappuram Finance Ltd.	897,442	1,560
	Whirlpool of India Ltd.	66,510	1,544
	Oberoi Realty Ltd.	181,834	1,510
*	Godrej Properties Ltd.	118,603	1,486
	Ramco Cements Ltd.	120,968	1,441
*	Indraprastha Gas Ltd.	296,134	1,418
	Jain Irrigation Systems Ltd.	645,130	1,415
	Kajaria Ceramics Ltd.	138,990	1,381
	Coromandel International Ltd.	156,996	1,368
*	Suzlon Energy Ltd.	5,970,144	1,368
	Muthoot Finance Ltd.	209,034	1,362
	Bayer CropScience Ltd.	18,958	1,356
*	Sun Pharma Advanced Research Co. Ltd.	188,247	1,341
	Century Textiles & Industries Ltd.	60,354	1,315
	Redington India Ltd.	460,000	1,288
	Prestige Estates Projects Ltd.	247,251	1,251
	Strides Shasun Ltd.	101,279	1,214
	Sadbhav Engineering Ltd.	187,213	1,199
	PVR Ltd.	52,010	1,194
	National Aluminium Co. Ltd.	992,964	1,174
	Amara Raja Batteries Ltd.	89,877	1,144
	WABCO India Ltd.	9,793	1,142
	Ceat Ltd.	39,695	1,135
	Thermax Ltd.	58,251	1,134
	KPIT Technologies Ltd.	340,478	1,132
	Hexaware Technologies Ltd.	186,964	1,118
	Karur Vysya Bank Ltd.	638,526	1,111
	Ajanta Pharma Ltd.	48,312	1,103
	Gujarat Pipavav Port Ltd.	483,152	1,093
*	TI Financial Holdings Ltd.	100,536	1,089
	Persistent Systems Ltd.	87,900	1,086
	Indian Bank	189,888	1,081
*,2	AU Small Finance Bank Ltd.	104,593	1,078
	IRB Infrastructure Developers Ltd.	284,465	1,076
	Care Ratings Ltd.	50,270	1,074
	JM Financial Ltd.	414,450	1,059
*	Aditya Birla Fashion and Retail Ltd.	409,501	1,048
	Symphony Ltd.	35,718	1,020
	Blue Dart Express Ltd.	13,635	1,003
	Varun Beverages Ltd.	92,296	1,001
	Gujarat Gas Ltd.	75,742	993
2	Syngene International Ltd.	104,492	985
	Sanofi India Ltd.	12,499	981
	Motilal Oswal Financial Services Ltd.	47,462	959
	Gujarat State Petronet Ltd.	300,879	958
	eClerx Services Ltd.	40,229	951
	Welspun India Ltd.	873,806	948
	Engineers India Ltd.	330,900	923
	Ipca Laboratories Ltd.	101,058	910
	GE T&D India Ltd.	131,999	894
*	TV18 Broadcast Ltd.	909,124	882
	Jindal Saw Ltd.	374,600	876
	Alembic Pharmaceuticals Ltd.	95,833	851
	SRF Ltd.	30,353	850
	Pfizer Ltd.	23,078	843
	Bajaj Corp. Ltd.	107,956	835

*	Just Dial Ltd.	101,352	821
	Cox & Kings Ltd.	207,383	813
	Mahanagar Gas Ltd.	50,380	809
	Gujarat Fluorochemicals Ltd.	60,488	792
	Sobha Ltd.	88,409	790
*	Jaiprakash Associates Ltd.	2,445,402	777
	Srei Infrastructure Finance Ltd.	492,613	740
	South Indian Bank Ltd.	1,562,182	739
*	Equitas Holdings Ltd.	315,004	734
2	Laurus Labs Ltd.	89,343	727
*	Thomas Cook India Ltd.	197,148	726
*	IFCI Ltd.	1,609,922	720
	India Cements Ltd.	271,757	716
	Welspun Corp. Ltd.	281,555	707
*	Hindustan Construction Co. Ltd.	1,141,375	704
	PTC India Ltd.	414,463	686
2	Dr Lal PathLabs Ltd.	47,849	679
*	Mahindra CIE Automotive Ltd.	194,491	675
	Repco Home Finance Ltd.	67,500	662
	Karnataka Bank Ltd.	285,843	661
	Radico Khaitan Ltd.	113,477	643
*	Dish TV India Ltd.	539,451	637
	Balrampur Chini Mills Ltd.	313,873	602
*	Jet Airways India Ltd.	50,064	592
*	Jammu & Kashmir Bank Ltd.	506,441	591
	VA Tech Wabag Ltd.	61,192	586
*	RattanIndia Power Ltd.	5,071,300	572
	Chambal Fertilizers and Chemicals Ltd.	217,856	548
	GE Power India Ltd.	36,898	544
	Kaveri Seed Co. Ltd.	65,905	533
*	Unitech Ltd.	4,004,755	530
	Gateway Distriparks Ltd.	147,039	530
	Raymond Ltd.	32,132	530
*	Housing Development & Infrastructure Ltd.	577,097	522
	Vijaya Bank	503,136	504
*	Syndicate Bank	413,785	471
*	DEN Networks Ltd.	253,513	440
*	Central Bank of India	370,837	425
	Multi Commodity Exchange of India Ltd.	32,714	399
	Gujarat Mineral Development Corp. Ltd.	162,654	375
*	Bajaj Hindusthan Sugar Ltd.	1,687,054	374
*	Indian Overseas Bank	1,022,389	363
*	Shipping Corp. of India Ltd.	270,846	344
*	Allahabad Bank	324,516	340
	Marksans Pharma Ltd.	483,708	306
	McLeod Russel India Ltd.	113,402	303
	Sintex Industries Ltd.	830,424	302
*	UCO Bank	610,679	302
*	Andhra Bank	351,488	290
*	Rolta India Ltd.	239,405	255
*	Sintex Plastics Technology Ltd.	217,019	248
*	Shree Renuka Sugars Ltd.	825,462	201
*	Reliance Naval and Engineering Ltd.	255,215	184
	Tube Investments of India Ltd.	22,800	96
*	Arvind SmartSpaces Ltd.	19,638	61
*	JITF Infralogistics Ltd.	21,890	16
	Indiabulls Ventures Ltd.	3,466	13
*,3	Praxis Home Retail Ltd.	12,877	4

*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			196,530
Indonesia (0.6%)
	Ciputra Development Tbk PT	30,863,155	3,134
	Pakuwon Jati Tbk PT	52,655,034	2,787
	Bank Tabungan Negara Persero Tbk PT	7,977,370	2,180
	Summarecon Agung Tbk PT	24,271,468	2,032
	Indo Tambangraya Megah Tbk PT	865,300	1,956
	Waskita Karya Persero Tbk PT	9,095,179	1,924
	Lippo Karawaci Tbk PT	43,017,818	1,767
	AKR Corporindo Tbk PT	3,740,012	1,737
	Japfa Comfeed Indonesia Tbk PT	15,116,900	1,649
	Ace Hardware Indonesia Tbk PT	15,177,300	1,529
	Semen Baturaja Persero TBK PT	4,991,900	1,380
*	Medco Energi Internasional Tbk PT	14,304,845	1,324
*	Aneka Tambang Persero Tbk PT	18,631,019	1,272
	PP Persero Tbk PT	5,387,900	1,259
	Wijaya Karya Persero Tbk PT	6,824,533	1,059
	Mitra Adiperkasa Tbk PT	1,657,700	905
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,140,200	887
	Global Mediacom Tbk PT	14,833,606	831
	Link Net Tbk PT	2,041,300	828
	Alam Sutera Realty Tbk PT	28,149,691	827
	Kawasan Industri Jababeka Tbk PT	34,796,576	774
*	Panin Financial Tbk PT	33,230,300	744
	Adhi Karya Persero Tbk PT	4,020,200	668
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,548,729	641
	Ramayana Lestari Sentosa Tbk PT	6,105,500	533
	Timah Tbk PT	5,696,220	446
*	Eagle High Plantations Tbk PT	25,129,800	424
*	Siloam International Hospitals Tbk PT	615,139	405
	Bekasi Fajar Industrial Estate Tbk PT	14,350,600	322
*	Krakatau Steel Persero Tbk PT	7,947,250	305
	Intiland Development Tbk PT	11,222,200	300
	Surya Semesta Internusa Tbk PT	6,719,900	294
	Salim Ivomas Pratama Tbk PT	6,932,500	269
	Agung Podomoro Land Tbk PT	15,002,900	265
	Wijaya Karya Beton Tbk PT	5,015,495	225
*	Tiga Pilar Sejahtera Food Tbk	5,337,700	217
*	Medco Energi Internasional Tbk PT Warrants	3,656,161	171
*	Matahari Putra Prima Tbk PT	4,580,800	165
*	Lippo Cikarang Tbk PT	610,200	159
	Gajah Tunggal Tbk PT	2,265,200	144
	BISI International Tbk PT	393,820	52
	Sampoerna Agro PT	243,900	46
*,3	Sigmagold Inti Perkasa Tbk PT	8,317,400	31
			38,867
Ireland (0.2%)
	Green REIT plc	1,480,842	2,939
	Hibernia REIT plc	1,511,642	2,881
	C&C Group plc	719,936	2,697
	Irish Continental Group plc	367,357	2,605
	Origin Enterprises plc	285,921	2,151
*	Permanent TSB Group Holdings plc	245,273	655
	C&C Group plc (London Shares)	1,045	4
			13,932

Israel (0.4%)
*	Mazor Robotics Ltd.	97,988	3,220
	Reit 1 Ltd.	451,449	2,057
*	Nova Measuring Instruments Ltd.	61,957	1,685
	IDI Insurance Co. Ltd.	16,599	1,200
*	Partner Communications Co. Ltd.	194,790	1,103
*	Jerusalem Oil Exploration	17,784	1,102
*	Cellcom Israel Ltd. (Registered)	118,163	1,102
	Electra Ltd.	3,791	1,012
*	Brack Capital Properties NV	8,407	997
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	16,306	956
*	Kenon Holdings Ltd.	31,890	952
*	Clal Insurance Enterprises Holdings Ltd.	48,717	947
*	Jerusalem Economy Ltd.	329,939	931
*	Africa Israel Properties Ltd.	31,356	784
	Delta-Galil Industries Ltd.	19,790	700
	Matrix IT Ltd.	58,433	693
	Bayside Land Corp.	1,360	684
	Sella Capital Real Estate Ltd.	299,180	638
	Formula Systems 1985 Ltd.	14,138	612
	Menora Mivtachim Holdings Ltd.	41,924	609
	Big Shopping Centers Ltd.	8,534	578
	Naphtha Israel Petroleum Corp. Ltd.	71,856	483
*	Gilat Satellite Networks Ltd.	56,589	469
*	B Communications Ltd.	23,507	451
	Property & Building Corp. Ltd.	3,878	401
*	Kamada Ltd.	60,880	337
*	AudioCodes Ltd.	38,938	303
	Norstar Holdings Inc.	14,227	279
*	Allot Communications Ltd.	49,625	253
*	Evogene Ltd.	42,085	158
*	Ceragon Networks Ltd.	27,599	57
*	Compugen Ltd.	3,338	10
*	Africa Israel Investments Ltd.	1	—
			25,763
Italy (2.5%)
	Interpump Group SPA	182,803	6,591
	Hera SPA	1,744,530	6,376
^,*	Yoox Net-A-Porter Group SPA	135,454	6,362
	Cerved Information Solutions SPA	436,804	6,160
	BPER Banca	1,027,338	5,996
	Unipol Gruppo SPA	1,082,727	5,973
	Azimut Holding SPA	249,655	5,686
*	Brembo SPA	341,390	5,514
	DiaSorin SPA	50,217	4,858
	Banca Generali SPA	125,806	4,712
	Amplifon SPA	258,323	4,594
	De' Longhi SPA	135,425	4,556
	Societa Cattolica di Assicurazioni SC	348,120	4,331
2	Anima Holding SPA	511,071	4,288
	Banca Popolare di Sondrio SCPA	1,010,086	4,080
	Autogrill SPA	279,317	3,889
2	Infrastrutture Wireless Italiane SPA	531,692	3,843
	Iren SPA	1,082,645	3,503
	Industria Macchine Automatiche SPA	36,571	3,200
2	Enav SPA	564,468	2,954
	Societa Iniziative Autostradali e Servizi SPA	151,658	2,856

*	Reply SPA	42,844	2,783
2	OVS SPA	326,635	2,420
2	Technogym SPA	217,124	2,378
	ERG SPA	110,199	2,284
	Ei Towers SPA	37,017	2,262
	Brunello Cucinelli SPA	66,437	2,227
^	Tod's SPA	29,455	2,220
	Saras SPA	1,015,440	2,218
	Beni Stabili SpA SIIQ	2,366,809	2,193
	MARR SPA	77,670	2,148
	ASTM SPA	74,843	2,032
	Banca IFIS SPA	42,245	2,010
	Datalogic SPA	46,611	1,857
*	Fincantieri SPA	1,029,044	1,840
	ACEA SPA	93,856	1,812
	Danieli & C Officine Meccaniche SPA Savings Shares	88,515	1,751
	Credito Emiliano SPA	165,227	1,597
^	Maire Tecnimont SPA	262,818	1,370
	Salini Impregilo SPA	334,832	1,348
2	RAI Way SPA	211,906	1,302
*,2	doBank SPA	75,471	1,206
	Piaggio & C SPA	358,558	1,083
*,2	Banca Farmafactoring SPA	126,795	1,021
	Danieli & C Officine Meccaniche SPA	34,811	995
	Cementir Holding SPA	98,186	922
*	Italmobiliare SPA	29,969	915
	CIR-Compagnie Industriali Riunite SPA	602,779	874
	Immobiliare Grande Distribuzione SIIQ SPA	730,847	855
^,*	Juventus Football Club SPA	787,782	798
*	Arnoldo Mondadori Editore SPA	265,416	741
	Zignago Vetro SPA	71,507	722
	Cairo Communication SPA	154,673	715
^	Geox SPA	161,427	551
	Cofide SPA	580,131	420
^,*	Safilo Group SPA	67,077	396
*	GEDI Gruppo Editoriale SPA	497,817	395
	DeA Capital SPA	198,933	362
^	Astaldi SPA	95,950	328
^	Esprinet SPA	57,250	314
*	Rizzoli Corriere Della Sera Mediagroup SPA	209,955	312
^,*	Credito Valtellinese SPA	22,029	294
	Biesse SPA	2,048	115
	A2A SPA	23,286	45
*	Ansaldo STS SPA	1,455	22
			154,775
Japan (15.9%)
	Tokai Carbon Co. Ltd.	435,200	6,343
	Kyowa Exeo Corp.	200,690	5,210
	Penta-Ocean Construction Co. Ltd.	650,200	5,024
	Shima Seiki Manufacturing Ltd.	67,000	4,863
	Tokuyama Corp.	152,310	4,849
	TechnoPro Holdings Inc.	77,700	4,267
	SHO-BOND Holdings Co. Ltd.	52,800	4,249
	Amano Corp.	154,468	4,198
	Morinaga Milk Industry Co. Ltd.	87,535	4,131
	Tokyo Ohka Kogyo Co. Ltd.	88,513	4,064
	ADEKA Corp.	226,955	4,030

Anritsu Corp.	309,500	3,985
Hanwa Co. Ltd.	81,583	3,980
Open House Co. Ltd.	66,500	3,909
Nippon Light Metal Holdings Co. Ltd.	1,321,368	3,898
Tokyo Seimitsu Co. Ltd.	88,234	3,863
Nihon Parkerizing Co. Ltd.	220,361	3,830
Fuji Machine Manufacturing Co. Ltd.	180,188	3,813
Okumura Corp.	87,652	3,792
Toagosei Co. Ltd.	289,192	3,743
Nippon Gas Co. Ltd.	88,136	3,722
Kokuyo Co. Ltd.	192,505	3,578
Japan Lifeline Co. Ltd.	141,000	3,574
Nichias Corp.	254,139	3,463
Nikkon Holdings Co. Ltd.	126,248	3,442
Iwatani Corp.	99,224	3,433
Fuji Seal International Inc.	98,196	3,416
Kenedix Inc.	535,900	3,415
Hazama Ando Corp.	409,579	3,370
Outsourcing Inc.	177,500	3,363
CKD Corp.	123,400	3,350
Meitec Corp.	60,046	3,304
Fuyo General Lease Co. Ltd.	43,747	3,218
Nishimatsu Construction Co. Ltd.	112,553	3,200
Mandom Corp.	88,954	3,177
Ship Healthcare Holdings Inc.	97,500	3,174
Nippon Suisan Kaisha Ltd.	593,462	3,168
Tsubakimoto Chain Co.	373,132	3,151
Nihon Unisys Ltd.	148,841	3,137
Sangetsu Corp.	157,220	3,132
Sumitomo Bakelite Co. Ltd.	363,000	3,118
Inaba Denki Sangyo Co. Ltd.	64,020	3,021
Tomy Co. Ltd.	198,617	3,006
Lasertec Corp.	83,300	2,984
Topre Corp.	97,500	2,974
Kureha Corp.	41,202	2,968
Takasago Thermal Engineering Co. Ltd.	153,157	2,900
Toyo Ink SC Holdings Co. Ltd.	474,647	2,891
Oki Electric Industry Co. Ltd.	196,306	2,857
NET One Systems Co. Ltd.	188,600	2,857
Musashino Bank Ltd.	80,700	2,847
Noevir Holdings Co. Ltd.	34,900	2,839
Toho Holdings Co. Ltd.	122,018	2,834
Nachi-Fujikoshi Corp.	402,510	2,822
Iriso Electronics Co. Ltd.	44,300	2,811
Colowide Co. Ltd.	138,600	2,788
KYB Corp.	42,500	2,772
^ Yoshinoya Holdings Co. Ltd.	155,420	2,752
Duskin Co. Ltd.	105,860	2,750
Kiyo Bank Ltd.	163,408	2,729
TOKAI Holdings Corp.	278,500	2,690
Daiseki Co. Ltd.	89,187	2,677
Trusco Nakayama Corp.	90,200	2,674
United Arrows Ltd.	60,567	2,664
Nichiha Corp.	66,000	2,659
Round One Corp.	142,800	2,648
Okamura Corp.	188,709	2,641
Kanematsu Corp.	189,900	2,598
Fujitec Co. Ltd.	186,967	2,580

	Sakata Seed Corp.	73,256	2,574
	Fancl Corp.	81,704	2,571
	GMO Internet Inc.	139,661	2,559
	Hyakugo Bank Ltd.	503,500	2,546
	Ci:z Holdings Co. Ltd.	47,200	2,518
	Okasan Securities Group Inc.	364,000	2,497
	Yaoko Co. Ltd.	51,300	2,497
	Taikisha Ltd.	71,248	2,489
	cocokara fine Inc.	41,489	2,485
	Digital Garage Inc.	74,500	2,485
	Maruha Nichiro Corp.	83,646	2,469
	Makino Milling Machine Co. Ltd.	216,901	2,452
	Kotobuki Spirits Co. Ltd.	40,100	2,446
	Hokkoku Bank Ltd.	57,300	2,423
^	Tsubaki Nakashima Co. Ltd.	84,600	2,416
	Ogaki Kyoritsu Bank Ltd.	92,074	2,388
	Paramount Bed Holdings Co. Ltd.	45,200	2,382
	Joyful Honda Co. Ltd.	71,274	2,378
	Unipres Corp.	88,380	2,355
	Ryosan Co. Ltd.	61,057	2,347
	Gunze Ltd.	37,509	2,330
	Takuma Co. Ltd.	170,500	2,317
	San-A Co. Ltd.	46,844	2,314
	Valor Holdings Co. Ltd.	96,000	2,310
	Mitsubishi Pencil Co. Ltd.	103,200	2,302
^	Daio Paper Corp.	167,754	2,295
	Totetsu Kogyo Co. Ltd.	70,500	2,289
	Onward Holdings Co. Ltd.	266,035	2,288
^	Kyoritsu Maintenance Co. Ltd.	55,460	2,288
	Bank of Okinawa Ltd.	56,544	2,282
^	EDION Corp.	178,171	2,279
	Daihen Corp.	237,759	2,271
	Hyakujushi Bank Ltd.	644,000	2,268
^	DCM Holdings Co. Ltd.	228,688	2,266
	Seiren Co. Ltd.	109,600	2,264
	KH Neochem Co. Ltd.	77,100	2,253
	Okinawa Electric Power Co. Inc.	87,774	2,241
	FCC Co. Ltd.	83,243	2,239
	Prima Meat Packers Ltd.	325,440	2,227
	Nippon Soda Co. Ltd.	323,127	2,226
	Kumagai Gumi Co. Ltd.	78,180	2,212
	Financial Products Group Co. Ltd.	143,300	2,190
^	Nissha Co. Ltd.	83,560	2,178
	Maxell Holdings Ltd.	93,100	2,151
	Keihin Corp.	103,021	2,148
	Ai Holdings Corp.	80,200	2,146
^,*	Tokyo Dome Corp.	223,178	2,132
	Sumitomo Warehouse Co. Ltd.	284,455	2,121
	Nippon Flour Mills Co. Ltd.	136,429	2,116
	Arcs Co. Ltd.	90,900	2,112
	TPR Co. Ltd.	65,463	2,106
	Nomura Co. Ltd.	93,100	2,105
	Eizo Corp.	44,656	2,103
	Alpine Electronics Inc.	92,648	2,102
	Toshiba Machine Co. Ltd.	256,000	2,100
	Hosiden Corp.	126,067	2,098
	Yodogawa Steel Works Ltd.	67,633	2,098
	Hitachi Zosen Corp.	385,710	2,095

Takeuchi Manufacturing Co. Ltd.	80,200	2,087
Nitta Corp.	49,300	2,086
Daikyonishikawa Corp.	127,300	2,080
Nippon Steel & Sumikin Bussan Corp.	33,749	2,073
Yamazen Corp.	170,000	2,072
Hogy Medical Co. Ltd.	27,261	2,068
IBJ Leasing Co. Ltd.	78,301	2,059
Goldwin Inc.	19,900	2,056
Sumitomo Mitsui Construction Co. Ltd.	359,246	2,050
SMS Co. Ltd.	57,600	2,047
Taiyo Holdings Co. Ltd.	41,700	2,035
Hokuetsu Kishu Paper Co. Ltd.	308,521	2,027
Nanto Bank Ltd.	71,000	2,025
Aida Engineering Ltd.	143,306	2,021
Central Glass Co. Ltd.	90,115	2,017
Nippon Seiki Co. Ltd.	97,232	2,015
Okamoto Industries Inc.	177,000	2,005
Starts Corp. Inc.	71,515	1,996
Kato Sangyo Co. Ltd.	55,300	1,980
MOS Food Services Inc.	65,058	1,976
Nippon Densetsu Kogyo Co. Ltd.	89,703	1,974
As One Corp.	30,600	1,973
ZERIA Pharmaceutical Co. Ltd.	98,040	1,963
Siix Corp.	43,100	1,958
Nitto Boseki Co. Ltd.	65,011	1,956
Takara Standard Co. Ltd.	117,999	1,953
Shinmaywa Industries Ltd.	202,368	1,947
Tokyo Steel Manufacturing Co. Ltd.	219,100	1,944
Nichicon Corp.	143,483	1,934
* Nippon Sheet Glass Co. Ltd.	212,700	1,927
Meidensha Corp.	458,935	1,921
Optex Group Co. Ltd.	29,900	1,915
Kanamoto Co. Ltd.	61,700	1,908
NSD Co. Ltd.	89,834	1,900
Mirait Holdings Corp.	127,871	1,895
Futaba Corp.	84,732	1,889
Heiwa Real Estate Co. Ltd.	95,372	1,881
Shibuya Corp.	43,800	1,879
V Technology Co. Ltd.	9,400	1,872
Senko Group Holdings Co. Ltd.	259,800	1,869
Yamagata Bank Ltd.	84,785	1,866
Furukawa Co. Ltd.	81,698	1,861
Ryobi Ltd.	61,687	1,842
Wacom Co. Ltd.	318,336	1,842
Fuji Soft Inc.	53,274	1,834
Bank of Iwate Ltd.	44,524	1,822
Bank of Nagoya Ltd.	47,212	1,820
San-Ai Oil Co. Ltd.	123,900	1,810
Nissin Kogyo Co. Ltd.	95,809	1,808
TOMONY Holdings Inc.	364,900	1,807
Macnica Fuji Electronics Holdings Inc.	64,713	1,795
Toho Zinc Co. Ltd.	29,378	1,790
Heiwado Co. Ltd.	81,700	1,789
Sanken Electric Co. Ltd.	243,648	1,787
Token Corp.	15,486	1,783
Obara Group Inc.	25,740	1,780
Toho Bank Ltd.	489,364	1,773
Tokyo TY Financial Group Inc.	64,066	1,773

	Tokyu Construction Co. Ltd.	162,900	1,772
	Daiwabo Holdings Co. Ltd.	39,676	1,769
^	Nichi-iko Pharmaceutical Co. Ltd.	112,602	1,761
	Royal Holdings Co. Ltd.	64,100	1,754
	Toridoll Holdings Corp.	49,900	1,751
	UACJ Corp.	64,285	1,734
	Saizeriya Co. Ltd.	57,121	1,732
	Zenrin Co. Ltd.	50,300	1,731
	Nojima Corp.	71,800	1,731
	EPS Holdings Inc.	71,100	1,728
	Takara Bio Inc.	106,380	1,719
	Toei Co. Ltd.	16,664	1,716
	Yokogawa Bridge Holdings Corp.	66,600	1,715
	Descente Ltd.	93,800	1,710
	Morita Holdings Corp.	93,066	1,706
	Kitz Corp.	196,448	1,700
	Toshiba TEC Corp.	279,000	1,696
	Nisshin Oillio Group Ltd.	56,152	1,695
	DTS Corp.	46,200	1,690
	Pacific Industrial Co. Ltd.	110,900	1,688
	Transcosmos Inc.	63,396	1,686
	Noritz Corp.	84,587	1,673
	Seiko Holdings Corp.	58,058	1,672
	S Foods Inc.	38,300	1,671
	Kohnan Shoji Co. Ltd.	66,300	1,670
	Benefit One Inc.	66,000	1,668
	Idec Corp.	56,800	1,662
	Infomart Corp.	234,100	1,658
	Kameda Seika Co. Ltd.	34,000	1,649
	Tsugami Corp.	110,000	1,644
	Earth Chemical Co. Ltd.	31,443	1,642
	Nippon Signal Company Ltd.	155,700	1,640
	Inabata & Co. Ltd.	107,400	1,632
	Nikkiso Co. Ltd.	137,161	1,627
	Nagaileben Co. Ltd.	63,300	1,625
	Yamanashi Chuo Bank Ltd.	382,311	1,623
	Aeon Delight Co. Ltd.	44,400	1,623
	Japan Material Co. Ltd.	41,100	1,617
	Sakata INX Corp.	95,200	1,614
	Toshiba Plant Systems & Services Corp.	81,824	1,614
	Chudenko Corp.	55,600	1,614
	Funai Soken Holdings Inc.	67,850	1,613
	Star Micronics Co. Ltd.	76,698	1,612
	Musashi Seimitsu Industry Co. Ltd.	50,315	1,609
	Piolax Inc.	53,500	1,605
	Kintetsu World Express Inc.	72,200	1,593
^	Ichibanya Co. Ltd.	38,568	1,585
^	JINS Inc.	34,600	1,583
	Noritake Co. Ltd.	29,400	1,572
	Sato Holdings Corp.	47,800	1,543
^,*	euglena Co. Ltd.	158,000	1,543
^	JCR Pharmaceuticals Co. Ltd.	30,594	1,538
	Dexerials Corp.	109,500	1,527
	Oita Bank Ltd.	38,707	1,527
	TSI Holdings Co. Ltd.	215,200	1,527
	Japan Wool Textile Co. Ltd.	140,889	1,520
	Aomori Bank Ltd.	45,861	1,516
	Maruwa Co. Ltd.	16,900	1,514

	Mani Inc.	42,600	1,507
	Chiyoda Co. Ltd.	60,700	1,506
	Menicon Co. Ltd.	49,800	1,503
	Showa Sangyo Co. Ltd.	58,000	1,500
	Sanyo Denki Co. Ltd.	18,700	1,495
	Fukui Bank Ltd.	61,355	1,495
	Eiken Chemical Co. Ltd.	33,600	1,491
	Justsystems Corp.	76,100	1,474
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	29,903	1,470
	Kurabo Industries Ltd.	449,000	1,456
	Jaccs Co. Ltd.	56,400	1,455
	Shindengen Electric Manufacturing Co. Ltd.	15,700	1,454
	Kumiai Chemical Industry Co. Ltd.	223,850	1,450
^	Fuji Kyuko Co. Ltd.	48,600	1,441
	Komori Corp.	107,900	1,435
	Koa Corp.	58,700	1,428
	Yuasa Trading Co. Ltd.	39,800	1,425
	Monex Group Inc.	381,487	1,418
	Mitsuboshi Belting Ltd.	106,000	1,418
^	Atom Corp.	160,557	1,413
	Asahi Holdings Inc.	70,900	1,408
	Marusan Securities Co. Ltd.	143,855	1,407
*	Ishihara Sangyo Kaisha Ltd.	74,100	1,405
	Sushiro Global Holdings Ltd.	35,200	1,404
^	Megachips Corp.	36,881	1,402
	Seikagaku Corp.	88,064	1,376
	Mitsui Sugar Co. Ltd.	32,200	1,372
	Asahi Diamond Industrial Co. Ltd.	110,422	1,364
	Unizo Holdings Co. Ltd.	47,300	1,364
	Foster Electric Co. Ltd.	45,885	1,359
	Hiday Hidaka Corp.	42,795	1,357
	Joshin Denki Co. Ltd.	41,826	1,355
	Dip Corp.	42,400	1,354
	Tamura Corp.	170,000	1,349
	KOMEDA Holdings Co. Ltd.	70,000	1,345
	Bank of the Ryukyus Ltd.	85,167	1,329
	Tocalo Co. Ltd.	26,400	1,326
	Doutor Nichires Holdings Co. Ltd.	55,737	1,324
	Shikoku Chemicals Corp.	79,000	1,317
^,*	Macromill Inc.	51,700	1,317
	Koshidaka Holdings Co. Ltd.	23,702	1,315
	Akita Bank Ltd.	46,200	1,308
	Sanyo Special Steel Co. Ltd.	51,370	1,304
	Bando Chemical Industries Ltd.	108,700	1,289
	Arata Corp.	24,759	1,283
	AOKI Holdings Inc.	84,504	1,282
	Tokyotokeiba Co. Ltd.	31,500	1,281
	Showa Corp.	101,292	1,274
	Milbon Co. Ltd.	38,220	1,270
	TOC Co. Ltd.	146,346	1,265
	Axial Retailing Inc.	30,730	1,259
	Kadokawa Dwango Corp.	99,701	1,258
	Systena Corp.	36,400	1,256
	Saibu Gas Co. Ltd.	47,673	1,252
	Kura Corp.	20,600	1,250
	Topy Industries Ltd.	38,279	1,250
	Miroku Jyoho Service Co. Ltd.	40,400	1,238
	Sanyo Chemical Industries Ltd.	23,254	1,232

Geo Holdings Corp.	60,200	1,226
Futaba Industrial Co. Ltd.	127,200	1,221
Sinfonia Technology Co. Ltd.	282,000	1,213
Belluna Co. Ltd.	98,500	1,213
Japan Securities Finance Co. Ltd.	202,241	1,212
Fujimori Kogyo Co. Ltd.	33,700	1,212
ESPEC Corp.	43,108	1,211
^ J Trust Co. Ltd.	175,600	1,211
Sekisui Jushi Corp.	52,900	1,208
Mizuno Corp.	41,356	1,205
NEC Networks & System Integration Corp.	44,900	1,203
Sintokogio Ltd.	92,600	1,192
BML Inc.	44,100	1,189
* Pioneer Corp.	556,913	1,188
Chubu Shiryo Co. Ltd.	55,000	1,186
Nippon Denko Co. Ltd.	250,790	1,179
Shinko Electric Industries Co. Ltd.	138,300	1,176
Kanto Denka Kogyo Co. Ltd.	99,300	1,172
Arcland Sakamoto Co. Ltd.	67,900	1,171
Wakita & Co. Ltd.	94,300	1,170
Sogo Medical Co. Ltd.	19,300	1,165
Matsuya Co. Ltd.	81,600	1,164
Ricoh Leasing Co. Ltd.	31,606	1,162
Nishimatsuya Chain Co. Ltd.	98,600	1,161
Shizuoka Gas Co. Ltd.	132,500	1,158
Juki Corp.	60,418	1,152
Internet Initiative Japan Inc.	52,756	1,148
Press Kogyo Co. Ltd.	180,100	1,146
Nissei ASB Machine Co. Ltd.	17,300	1,140
Shoei Foods Corp.	27,800	1,134
Fuso Chemical Co. Ltd.	39,300	1,132
Hokuetsu Bank Ltd.	49,021	1,128
JCU Corp.	23,400	1,127
Sanki Engineering Co. Ltd.	99,067	1,123
* DA Consortium Holdings Inc.	50,900	1,122
Ehime Bank Ltd.	88,600	1,117
Prestige International Inc.	84,700	1,112
Ichikoh Industries Ltd.	118,400	1,112
Konoike Transport Co. Ltd.	60,800	1,109
Nippon Chemi-Con Corp.	32,681	1,109
United Super Markets Holdings Inc.	108,750	1,104
Nippon Thompson Co. Ltd.	140,300	1,104
^ Zojirushi Corp.	89,600	1,102
Aichi Steel Corp.	26,702	1,099
Oiles Corp.	52,608	1,096
Sodick Co. Ltd.	78,378	1,096
KLab Inc.	62,960	1,091
Hibiya Engineering Ltd.	52,500	1,091
Miyazaki Bank Ltd.	33,593	1,089
Mitsuba Corp.	76,824	1,088
Iino Kaiun Kaisha Ltd.	190,636	1,087
YAMABIKO Corp.	65,900	1,087
Shikoku Bank Ltd.	71,440	1,085
^ Noritsu Koki Co. Ltd.	43,100	1,082
* Pacific Metals Co. Ltd.	32,908	1,082
Max Co. Ltd.	77,000	1,075
Create SD Holdings Co. Ltd.	44,118	1,074
Modec Inc.	38,588	1,072

Daibiru Corp.	84,343	1,066
Aichi Bank Ltd.	20,804	1,064
Riso Kagaku Corp.	56,184	1,061
Doshisha Co. Ltd.	45,100	1,060
Chugoku Marine Paints Ltd.	121,500	1,060
Nitto Kogyo Corp.	61,088	1,049
Itochu Enex Co. Ltd.	111,500	1,045
Hamakyorex Co. Ltd.	30,200	1,044
Toyo Tanso Co. Ltd.	30,110	1,043
^ W-Scope Corp.	52,800	1,043
NichiiGakkan Co. Ltd.	80,700	1,041
FULLCAST Holdings Co. Ltd.	44,046	1,040
Nissin Electric Co. Ltd.	93,300	1,040
Kyokuto Kaihatsu Kogyo Co. Ltd.	59,400	1,040
Belc Co. Ltd.	18,000	1,038
Create Restaurants Holdings Inc.	93,170	1,033
VT Holdings Co. Ltd.	187,000	1,033
Tsukishima Kikai Co. Ltd.	79,200	1,029
Japan Pulp & Paper Co. Ltd.	26,400	1,027
* Sanden Holdings Corp.	47,000	1,027
Kaga Electronics Co. Ltd.	37,200	1,026
^ Nippon Carbon Co. Ltd.	21,300	1,024
Investors Cloud Co. Ltd.	65,500	1,020
Nippon Ceramic Co. Ltd.	36,100	1,019
Raito Kogyo Co. Ltd.	89,300	1,014
Relia Inc.	83,500	1,013
Tachi-S Co. Ltd.	55,400	1,010
YA-MAN Ltd.	60,300	1,007
^ Mitsui High-Tec Inc.	51,700	1,003
* Toa Corp.	36,600	1,003
^ OSAKA Titanium Technologies Co. Ltd.	38,400	1,001
JVC Kenwood Corp.	258,140	1,000
LIFULL Co. Ltd.	117,200	999
Fukushima Industries Corp.	22,200	999
Bunka Shutter Co. Ltd.	108,100	998
Eagle Industry Co. Ltd.	50,200	997
T-Gaia Corp.	39,800	989
^ Plenus Co. Ltd.	50,400	988
^ Istyle Inc.	97,800	988
DyDo Group Holdings Inc.	17,244	987
Kisoji Co. Ltd.	40,060	986
Marudai Food Co. Ltd.	215,591	984
Nippon Koei Co. Ltd.	29,700	982
TKC Corp.	26,849	981
Ringer Hut Co. Ltd.	43,800	981
Chofu Seisakusho Co. Ltd.	41,800	977
^ Tosho Co. Ltd.	29,000	975
Fuji Co. Ltd.	45,800	968
Avex Inc.	64,700	966
Hosokawa Micron Corp.	13,100	956
Eighteenth Bank Ltd.	349,000	953
^ Osaka Soda Co. Ltd.	37,000	953
Vector Inc.	47,600	952
Bell System24 Holdings Inc.	66,000	952
Toho Titanium Co. Ltd.	66,800	947
Sanshin Electronics Co. Ltd.	50,100	946
Canon Electronics Inc.	36,294	946
Ohsho Food Service Corp.	20,174	945

Riken Corp.	16,600	942
Towa Bank Ltd.	68,100	942
Denki Kogyo Co. Ltd.	33,080	939
kabu.com Securities Co. Ltd.	261,200	939
CMK Corp.	95,300	937
Elecom Co. Ltd.	39,200	936
^ Kenko Mayonnaise Co. Ltd.	25,500	934
* M&A Capital Partners Co. Ltd.	11,900	932
Fujimi Inc.	38,847	931
Nittetsu Mining Co. Ltd.	12,900	929
Sumitomo Seika Chemicals Co. Ltd.	17,800	929
Jeol Ltd.	154,000	927
Nishio Rent All Co. Ltd.	28,400	920
Life Corp.	35,600	917
Trancom Co. Ltd.	12,200	909
Yellow Hat Ltd.	30,000	907
Konishi Co. Ltd.	49,500	904
Xebio Holdings Co. Ltd.	42,308	902
Yondoshi Holdings Inc.	35,000	900
Fujibo Holdings Inc.	24,100	897
Qol Co. Ltd.	44,699	889
Nippon Valqua Industries Ltd.	29,100	885
Towa Pharmaceutical Co. Ltd.	15,594	879
* Unitika Ltd.	120,000	877
Fujicco Co. Ltd.	40,705	875
Shin-Etsu Polymer Co. Ltd.	72,200	871
Teikoku Sen-I Co. Ltd.	39,884	870
^ PIA Corp.	13,200	869
Sakai Moving Service Co. Ltd.	18,100	868
Takasago International Corp.	27,900	864
Sakai Chemical Industry Co. Ltd.	30,709	863
Anicom Holdings Inc.	27,700	860
T Hasegawa Co. Ltd.	40,700	846
Pack Corp.	24,400	842
Tokai Corp.	34,400	839
Tochigi Bank Ltd.	199,412	832
Kyokuto Securities Co. Ltd.	53,900	828
Taihei Dengyo Kaisha Ltd.	32,000	827
Ichiyoshi Securities Co. Ltd.	63,800	826
Okabe Co. Ltd.	80,135	825
Toyo Construction Co. Ltd.	143,400	822
Enplas Corp.	21,753	820
^ Pasona Group Inc.	37,900	819
Daiho Corp.	156,000	818
ASKA Pharmaceutical Co. Ltd.	41,900	812
* LIXIL VIVA Corp.	44,200	812
Broadleaf Co. Ltd.	78,600	807
Yorozu Corp.	37,276	806
Aisan Industry Co. Ltd.	66,400	802
^ Minato Bank Ltd.	42,200	801
Pressance Corp.	55,748	801
^ Nippon Yakin Kogyo Co. Ltd.	279,800	797
G-Tekt Corp.	39,000	796
UKC Holdings Corp.	37,300	796
^ Kyoei Steel Ltd.	43,512	794
IDOM Inc.	112,400	786
Shinko Plantech Co. Ltd.	75,800	785
* Intage Holdings Inc.	61,200	783

Giken Ltd.	27,900	781
Kasai Kogyo Co. Ltd.	48,400	780
Inageya Co. Ltd.	46,300	779
^ Sumida Corp.	41,009	777
Nitto Kohki Co. Ltd.	28,100	777
St. Marc Holdings Co. Ltd.	27,100	769
Union Tool Co.	19,400	766
CONEXIO Corp.	34,300	762
Dai Nippon Toryo Co. Ltd.	47,700	762
Tekken Corp.	25,100	758
Maeda Kosen Co. Ltd.	40,300	756
Clarion Co. Ltd.	204,000	750
Arakawa Chemical Industries Ltd.	36,500	748
Tsukui Corp.	94,900	748
F@N Communications Inc.	91,900	746
Sankyo Tateyama Inc.	52,900	744
Riken Keiki Co. Ltd.	33,000	744
Rock Field Co. Ltd.	37,268	744
Tsurumi Manufacturing Co. Ltd.	38,900	743
Iseki & Co. Ltd.	28,487	742
Neturen Co. Ltd.	68,300	742
^ Link And Motivation Inc.	85,100	740
Takara Leben Co. Ltd.	165,100	739
Daido Metal Co. Ltd.	70,500	739
^ Micronics Japan Co. Ltd.	65,600	737
Starzen Co. Ltd.	14,500	736
Namura Shipbuilding Co. Ltd.	107,848	734
Alpen Co. Ltd.	31,700	734
Sanyo Electric Railway Co. Ltd.	28,800	734
Nissei Build Kogyo Co. Ltd.	58,000	733
Torii Pharmaceutical Co. Ltd.	25,800	732
Chiyoda Integre Co. Ltd.	30,500	731
Tamron Co. Ltd.	33,100	731
Toyo Kanetsu KK	18,400	729
Sumitomo Riko Co. Ltd.	68,900	728
Tanseisha Co. Ltd.	64,600	728
* Mitsui-Soko Holdings Co. Ltd.	214,762	727
^ LEC Inc.	25,524	725
Cosel Co. Ltd.	42,800	724
MCJ Co. Ltd.	63,400	720
Shinko Shoji Co. Ltd.	36,900	717
Hokuto Corp.	38,724	716
Daiken Corp.	27,200	714
Takamatsu Construction Group Co. Ltd.	25,000	713
Sinko Industries Ltd.	36,541	712
JSP Corp.	21,300	711
Yushin Precision Equipment Co. Ltd.	21,000	708
Kamei Corp.	43,300	707
Feed One Co. Ltd.	299,700	704
Nohmi Bosai Ltd.	37,900	702
Ryoyo Electro Corp.	39,442	700
Sekisui Plastics Co. Ltd.	55,000	699
Digital Arts Inc.	18,800	699
Kato Works Co. Ltd.	22,041	699
Nissin Corp.	26,200	699
Kyokuyo Co. Ltd.	18,200	691
Kanematsu Electronics Ltd.	23,200	687
Daito Pharmaceutical Co. Ltd.	20,300	682

Tsukuba Bank Ltd.	181,800	680
Goldcrest Co. Ltd.	30,480	676
Wowow Inc.	21,600	676
^ Stella Chemifa Corp.	19,700	670
^ Yakuodo Co. Ltd.	21,800	668
^ Hodogaya Chemical Co. Ltd.	12,100	666
Warabeya Nichiyo Holdings Co. Ltd.	25,700	660
Roland DG Corp.	22,300	657
Aeon Fantasy Co. Ltd.	13,000	654
^ JAC Recruitment Co. Ltd.	31,000	653
Yokohama Reito Co. Ltd.	63,400	651
Kyosan Electric Manufacturing Co. Ltd.	91,000	648
Arcland Service Holdings Co. Ltd.	28,400	644
Dai-Dan Co. Ltd.	26,000	640
FIDEA Holdings Co. Ltd.	344,700	634
Anest Iwata Corp.	54,000	631
Tonami Holdings Co. Ltd.	12,400	630
eRex Co. Ltd.	63,700	630
^ Kansai Urban Banking Corp.	48,400	630
Tosei Corp.	50,600	626
France Bed Holdings Co. Ltd.	65,300	624
Mitsuuroko Group Holdings Co. Ltd.	84,400	623
Itoki Corp.	87,500	615
Information Services International-Dentsu Ltd.	24,600	615
* Hochiki Corp.	27,600	614
OSJB Holdings Corp.	207,294	613
Gurunavi Inc.	48,900	612
METAWATER Co. Ltd.	22,100	607
Daiwa Industries Ltd.	50,600	607
PAL GROUP Holdings Co. Ltd.	21,200	607
Achilles Corp.	28,500	606
Mitsubishi Steel Manufacturing Co. Ltd.	23,400	604
Osaki Electric Co. Ltd.	82,000	604
Mitsubishi Logisnext Co. Ltd.	62,900	603
Chiba Kogyo Bank Ltd.	119,700	591
Nippon Kanzai Co. Ltd.	31,500	586
Amuse Inc.	19,000	586
Sumitomo Densetsu Co. Ltd.	27,800	586
Nihon Nohyaku Co. Ltd.	99,400	585
Melco Holdings Inc.	16,800	582
Komatsu Seiren Co. Ltd.	70,300	582
Fukuda Corp.	9,600	578
^ Toyo Engineering Corp.	47,335	577
Oyo Corp.	43,000	574
ASAHI YUKIZAI Corp.	30,711	573
Tokushu Tokai Paper Co. Ltd.	14,900	572
Nichiden Corp.	28,000	569
^ Yonex Co. Ltd.	81,700	568
Riken Vitamin Co. Ltd.	14,600	567
Meisei Industrial Co. Ltd.	78,500	566
^ Marvelous Inc.	62,500	565
Nippon Parking Development Co. Ltd.	315,300	557
^ BRONCO BILLY Co. Ltd.	17,200	553
J-Oil Mills Inc.	15,300	550
Katakura Industries Co. Ltd.	42,300	549
Vital KSK Holdings Inc.	62,000	549
Toa Corp.	42,800	545
Key Coffee Inc.	27,693	541

	Gakken Holdings Co. Ltd.	9,400	539
	Uchida Yoko Co. Ltd.	17,400	538
	Daiichi Jitsugyo Co. Ltd.	17,600	536
^,*	Akebono Brake Industry Co. Ltd.	180,865	533
	Itochu-Shokuhin Co. Ltd.	8,900	533
	Tenma Corp.	26,600	532
	Happinet Corp.	28,900	530
^	COOKPAD Inc.	90,300	529
	Michinoku Bank Ltd.	31,200	525
	Nippon Road Co. Ltd.	9,500	525
	Seika Corp.	19,400	524
	ST Corp.	22,900	523
	Nagatanien Holdings Co. Ltd.	38,000	523
	Yurtec Corp.	64,100	522
	Jamco Corp.	20,400	522
	Okuwa Co. Ltd.	50,000	521
	Rokko Butter Co. Ltd.	20,300	521
	Sun Frontier Fudousan Co. Ltd.	41,000	518
^	KAWADA TECHNOLOGIES Inc.	9,200	518
	CI Takiron Corp.	71,000	512
	Kurimoto Ltd.	22,300	511
	SRA Holdings	14,300	511
	Mimasu Semiconductor Industry Co. Ltd.	24,200	503
	Daisan Bank Ltd.	31,803	501
	PC Depot Corp.	68,440	501
	Tatsuta Electric Wire and Cable Co. Ltd.	67,500	500
	Shinnihon Corp.	52,700	499
	WATAMI Co. Ltd.	33,700	498
	Ines Corp.	47,100	496
	SMK Corp.	112,000	495
	Maruzen Showa Unyu Co. Ltd.	106,000	495
	Bank of Saga Ltd.	21,200	494
	Okura Industrial Co. Ltd.	81,000	493
	Fuji Pharma Co. Ltd.	13,100	493
	Riken Technos Corp.	86,400	492
*	Kintetsu Department Store Co. Ltd.	13,600	492
	Jimoto Holdings Inc.	280,182	487
^	Nihon Trim Co. Ltd.	8,500	486
	AOI Electronics Co. Ltd.	9,270	486
	Matsuya Foods Co. Ltd.	13,400	486
*	Rorze Corp.	19,400	486
	Zuken Inc.	28,600	483
	Denyo Co. Ltd.	28,600	482
	Cawachi Ltd.	19,600	477
	Toyo Kohan Co. Ltd.	92,400	476
	Ateam Inc.	18,900	475
*	Studio Alice Co. Ltd.	18,300	471
	Advan Co. Ltd.	46,900	465
	Fuji Oil Co. Ltd.	88,800	464
	Keiyo Co. Ltd.	74,900	463
	Keihanshin Building Co. Ltd.	55,700	461
	T RAD Co. Ltd.	13,200	461
	Mito Securities Co. Ltd.	112,800	458
	Tokyo Electron Device Ltd.	21,800	457
	Meiko Network Japan Co. Ltd.	36,863	448
	Koatsu Gas Kogyo Co. Ltd.	53,000	448
	KFC Holdings Japan Ltd.	24,300	447
^,*	Kappa Create Co. Ltd.	38,888	445

	Sagami Chain Co. Ltd.	34,396	441
	Mitsui Home Co. Ltd.	66,000	433
	Teikoku Electric Manufacturing Co. Ltd.	31,500	433
	Kyodo Printing Co. Ltd.	13,600	432
	Showa Aircraft Industry Co. Ltd.	32,300	431
*	Hirata Corp.	3,900	431
	Ministop Co. Ltd.	20,500	429
^	Tokyo Individualized Educational Institute Inc.	40,521	427
	Fujiya Co. Ltd.	18,200	426
^	Kansai Super Market Ltd.	38,500	425
	Mie Kotsu Group Holdings Inc.	95,300	422
	Toenec Corp.	14,000	421
^	Osaka Steel Co. Ltd.	20,100	421
	Central Sports Co. Ltd.	11,075	421
	NS United Kaiun Kaisha Ltd.	16,900	418
	Hioki EE Corp.	12,900	417
	Nippon Beet Sugar Manufacturing Co. Ltd.	16,800	416
^	Sac's Bar Holdings Inc.	37,250	415
^,*	FDK Corp.	178,149	414
	Daikokutenbussan Co. Ltd.	8,900	414
	Fudo Tetra Corp.	241,500	412
	Mitani Sekisan Co. Ltd.	17,500	408
	Organo Corp.	12,300	407
	Onoken Co. Ltd.	22,600	404
^	Fujita Kanko Inc.	12,798	403
^	Hito Communications Inc.	20,092	403
	Taiho Kogyo Co. Ltd.	26,500	403
	Toyo Securities Co. Ltd.	125,000	402
	Dai-ichi Seiko Co. Ltd.	14,200	401
	Kitano Construction Corp.	103,000	395
	Kobe Bussan Co. Ltd.	9,500	393
	Shinwa Co. Ltd.	16,400	383
^	Wellnet Corp.	35,000	382
	Asatsu-DK Inc.	11,387	381
	Chukyo Bank Ltd.	17,800	379
	Icom Inc.	15,900	377
	Future Corp.	34,800	377
	Fujitsu Frontech Ltd.	22,000	376
	Pronexus Inc.	27,735	374
	Kanaden Corp.	27,300	373
	GCA Corp.	35,500	371
^	Nihon Chouzai Co. Ltd.	11,700	370
	Hakuto Co. Ltd.	20,500	369
*	Japan Drilling Co. Ltd.	12,500	367
	Japan Cash Machine Co. Ltd.	33,700	366
	Yahagi Construction Co. Ltd.	43,300	365
*	SWCC Showa Holdings Co. Ltd.	42,500	365
	Sanyo Shokai Ltd.	18,742	365
^	Kourakuen Holdings Corp.	21,500	361
	Shimizu Bank Ltd.	12,000	358
	Tokyo Rope Manufacturing Co. Ltd.	21,200	357
	Mie Bank Ltd.	16,110	357
^	Toho Co. Ltd.	14,800	355
	Fukui Computer Holdings Inc.	12,500	354
	Mitsui Matsushima Co. Ltd.	25,200	354
^	Toda Kogyo Corp.	8,400	353
	K&O Energy Group Inc.	21,700	352
	Gecoss Corp.	30,500	348

	Airport Facilities Co. Ltd.	56,900	347
	JP-Holdings Inc.	116,200	344
	Nippon Coke & Engineering Co. Ltd.	288,100	344
	Ryoden Corp.	19,500	343
	Kitagawa Iron Works Co. Ltd.	12,000	342
	Linical Co. Ltd.	23,200	339
	Misawa Homes Co. Ltd.	38,400	337
	Rhythm Watch Co. Ltd.	16,000	337
	Daikoku Denki Co. Ltd.	20,700	337
	Toyo Corp.	36,817	336
	CAC Holdings Corp.	34,100	335
	Hisaka Works Ltd.	32,000	334
	Matsuda Sangyo Co. Ltd.	18,500	331
*	KNT-CT Holdings Co. Ltd.	20,500	331
	Torishima Pump Manufacturing Co. Ltd.	32,400	330
	Hokkan Holdings Ltd.	84,000	329
	Toyo Denki Seizo KK	18,000	328
	Elematec Corp.	13,300	326
	Parco Co. Ltd.	23,000	325
	Godo Steel Ltd.	15,800	325
	Kanagawa Chuo Kotsu Co. Ltd.	9,600	325
^,*	Medical Data Vision Co. Ltd.	15,400	323
	Shibusawa Warehouse Co. Ltd.	17,509	323
	Kita-Nippon Bank Ltd.	11,300	322
	Krosaki Harima Corp.	7,600	322
^,*	U-Shin Ltd.	47,900	320
	Mitsubishi Research Institute Inc.	9,400	319
	Japan Transcity Corp.	73,192	319
	Toa Oil Co. Ltd.	213,000	318
	Tokyo Tekko Co. Ltd.	17,400	315
	Takaoka Toko Co. Ltd.	19,600	315
	Chuo Spring Co. Ltd.	9,200	312
	Shimojima Co. Ltd.	28,800	312
	Cybozu Inc.	57,700	310
	Honeys Holdings Co. Ltd.	29,790	309
	Aiphone Co. Ltd.	16,900	309
	Sinanen Holdings Co. Ltd.	12,800	305
	Mars Engineering Corp.	13,700	305
	Sanoh Industrial Co. Ltd.	37,900	302
	Takihyo Co. Ltd.	14,200	302
	Nippon Chemiphar Co. Ltd.	6,900	297
	Tosho Printing Co. Ltd.	33,000	297
*	Nippon Sharyo Ltd.	100,000	296
	Tokyo Energy & Systems Inc.	29,000	295
^	Srg Takamiya Co. Ltd.	47,600	294
*	Laox Co. Ltd.	51,200	292
	Halows Co. Ltd.	12,500	291
	Asunaro Aoki Construction Co. Ltd.	31,700	289
	NDS Co. Ltd.	7,600	287
	Aichi Corp.	38,700	285
	CHIMNEY Co. Ltd.	10,700	284
	Fuso Pharmaceutical Industries Ltd.	10,900	283
*	Mitsubishi Paper Mills Ltd.	43,000	281
	Paris Miki Holdings Inc.	60,600	281
	Taisei Lamick Co. Ltd.	9,300	280
	Gun-Ei Chemical Industry Co. Ltd.	7,600	275
	Tomoku Co. Ltd.	13,600	274
*	Senshukai Co. Ltd.	48,900	271

^	Sumitomo Precision Products Co. Ltd.	72,000	270
	Inaba Seisakusho Co. Ltd.	21,500	270
^,*	Pepper Food Service Co. Ltd.	6,100	269
	Furuno Electric Co. Ltd.	35,700	269
	Chori Co. Ltd.	14,900	268
	Hokkaido Gas Co. Ltd.	98,000	268
	Toli Corp.	66,101	265
	Weathernews Inc.	8,400	261
	CMIC Holdings Co. Ltd.	13,600	260
	Yomiuri Land Co. Ltd.	5,700	256
^	Asahi Co. Ltd.	19,800	253
	Cleanup Corp.	31,400	251
	Atsugi Co. Ltd.	21,800	250
	Yushiro Chemical Industry Co. Ltd.	15,600	250
	Corona Corp. Class A	19,500	247
	Tv Tokyo Holdings Corp.	10,800	246
	Kinki Sharyo Co. Ltd.	8,700	246
^	Chuetsu Pulp & Paper Co. Ltd.	13,300	245
	Alpha Systems Inc.	10,500	243
	Maezawa Kyuso Industries Co. Ltd.	13,600	242
	Sankyo Seiko Co. Ltd.	53,397	239
	MTI Ltd.	40,400	237
	Chugai Ro Co. Ltd.	9,500	236
	NEC Capital Solutions Ltd.	11,100	230
	Fujikura Kasei Co. Ltd.	35,600	228
	Tsutsumi Jewelry Co. Ltd.	11,500	227
	Artnature Inc.	30,500	218
^	Fields Corp.	19,600	217
^	Right On Co. Ltd.	25,000	215
	Nihon Yamamura Glass Co. Ltd.	125,000	215
	Daisyo Corp.	13,400	211
	Zuiko Corp.	6,100	209
	Maezawa Kasei Industries Co. Ltd.	18,600	207
^,*	Yamada SxL Home Co. Ltd.	270,000	206
*	Yamashin-Filter Corp.	15,000	196
^	Tokyo Rakutenchi Co. Ltd.	3,700	193
^,*	Shin Nippon Biomedical Laboratories Ltd.	35,400	191
	Nihon Dempa Kogyo Co. Ltd.	25,310	183
*	Shoei Co. Ltd.	3,900	179
^	Funai Electric Co. Ltd.	23,200	177
	Mitsubishi Kakoki Kaisha Ltd.	8,200	174
	Nakayama Steel Works Ltd.	23,300	159
*	Towa Corp.	6,200	132
*	WDB Holdings Co. Ltd.	3,700	132
	Kojima Co. Ltd.	35,300	119
	Tayca Corp.	3,500	107
*	Alconix Corp.	3,900	90
	Nisshinbo Holdings Inc.	5,876	84
*	Rheon Automatic Machinery Co. Ltd.	4,000	81
*	Maruwa Unyu Kikan Co. Ltd.	2,200	81
	Computer Engineering & Consulting Ltd.	2,600	76
	Monogatari Corp.	700	67
	Trust Tech Inc.	2,300	67
	Riso Kyoiku Co. Ltd.	7,400	57
	Mitsui Mining & Smelting Co. Ltd.	900	51
	Sankyu Inc.	1,079	50
	Maeda Corp.	3,000	41
	NOF Corp.	1,500	40

	Ulvac Inc.	600	40
	Aica Kogyo Co. Ltd.	900	35
*	Nichiban Co. Ltd.	1,200	34
	Fuji Oil Holdings Inc.	900	27
	PALTAC Corp.	600	27
	Kuroda Electric Co. Ltd.	1,000	25
	Kobelco Eco-Solutions Co. Ltd.	600	11
	Relo Group Inc.	20	1
	Ain Holdings Inc.	8	—
	Horiba Ltd.	7	—
	Kyudenko Corp.	5	—
	Megmilk Snow Brand Co. Ltd.	6	—
	Koei Tecmo Holdings Co. Ltd.	7	—
	Fujitsu General Ltd.	5	—
	Ariake Japan Co. Ltd.	1	—
	Zensho Holdings Co. Ltd.	4	—
			987,297
Malaysia (1.1%)
	Dialog Group Bhd.	9,970,062	6,538
	Press Metal Aluminium Holdings Bhd.	3,855,440	5,717
	Hartalega Holdings Bhd.	1,582,920	4,801
	Top Glove Corp. Bhd.	1,822,358	4,323
	My EG Services Bhd.	4,827,400	3,093
	Inari Amertron Bhd.	2,981,200	2,519
	Bursa Malaysia Bhd.	767,836	2,146
	Genting Plantations Bhd.	771,173	1,981
	SP Setia Bhd Group	2,432,100	1,940
	QL Resources Bhd.	1,563,362	1,926
*,2	Lotte Chemical Titan Holding Bhd.	1,289,000	1,773
	Fraser & Neave Holdings Bhd.	224,700	1,680
	Sunway REIT	3,767,500	1,672
	Kossan Rubber Industries Bhd.	702,800	1,561
	TIME dotCom Bhd.	667,300	1,499
	IGB REIT	3,621,100	1,484
	Malaysian Resources Corp. Bhd.	4,656,338	1,428
	VS Industry Bhd.	1,826,200	1,428
	Malakoff Corp. Bhd.	5,608,700	1,366
	Sunway Bhd.	3,015,186	1,365
	Cahya Mata Sarawak Bhd.	1,200,600	1,339
	KPJ Healthcare Bhd.	5,322,840	1,323
	DRB-Hicom Bhd.	1,826,327	1,216
	Malaysia Building Society Bhd.	3,945,200	1,182
	Mah Sing Group Bhd.	3,191,575	1,174
	Yinson Holdings Bhd.	1,004,200	1,085
	Pos Malaysia Bhd.	798,100	1,008
*	WCT Holdings Bhd.	2,460,239	984
	Scientex Bhd.	407,900	916
	Bermaz Auto Bhd.	1,446,440	831
	Unisem M Bhd.	1,069,180	827
	Capitaland Malaysia Mall Trust	2,209,600	776
	Sunway Construction Group Bhd.	1,099,940	723
*	UMW Oil & Gas Corp. Bhd.	8,313,980	690
*	Eco World Development Group Bhd.	1,896,900	682
	Muhibbah Engineering M Bhd.	785,000	638
	Pavilion REIT	1,562,100	630
	Eastern & Oriental Bhd.	1,718,033	630
*	Berjaya Corp. Bhd.	6,618,492	577

	Syarikat Takaful Malaysia Bhd.	599,000	573
	Supermax Corp. Bhd.	975,150	547
*	AirAsia X Bhd.	4,213,250	438
	Datasonic Group Bhd.	983,500	297
*	KNM Group Bhd.	4,026,700	257
*	Mulpha International Bhd.	314,695	205
*	Dayang Enterprise Holdings Bhd.	920,300	190
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	902,900	184
	Coastal Contracts Bhd.	324,200	109
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	105
*	Sunway Bhd. Warrants Exp. 12/31/2024	362,955	52
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	42
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	19
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	16
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	15
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	12
*	KPJ Healthcare Warrants Exp. 01/23/2019	197,280	9
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	5
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	5
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	3
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	3
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	346,641	3
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	164,085	1
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	—
			70,561
Mexico (0.5%)
*	Elis SA	139,330	3,896
	PLA Administradora Industrial S de RL de CV	1,564,498	2,390
	Macquarie Mexico Real Estate Management SA de CV	1,869,006	2,067
*	Genomma Lab Internacional SAB de CV Class B	1,807,000	1,985
	Bolsa Mexicana de Valores SAB de CV	1,003,397	1,920
	Corp Inmobiliaria Vesta SAB de CV	1,384,600	1,907
	Prologis Property Mexico SA de CV	833,812	1,515
	Grupo Herdez SAB de CV	523,502	1,229
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,399,700	1,198
*	La Comer SAB de CV	1,133,500	1,156
*	Hoteles City Express SAB de CV	786,500	1,014
	Qualitas Controladora SAB de CV	402,576	1,006
*,2	Banco del Bajio SA	444,300	939
	Grupo Financiero Interacciones SA de CV	178,300	862
	Consorcio ARA SAB de CV	2,049,310	850
	Unifin Financiera SAB de CV SOFOM ENR	218,141	797
	Credito Real SAB de CV SOFOM ER	549,300	738
2	Concentradora Fibra Hotelera Mexicana SA de CV	1,228,759	735
*	Grupo GICSA SA de CV	1,109,373	631
	Rassini SAB de CV	124,094	508
	Grupo Rotoplas SAB de CV	297,100	482
	TV Azteca SAB de CV	2,553,695	461
*,2	Elementia SAB de CV	267,237	354
*	Axtel SAB de CV	1,344,051	344
			28,984
Netherlands (1.9%)
	Aalberts Industries NV	212,162	11,584
*	Galapagos NV	90,025	10,691
	IMCD Group NV	116,243	7,765
	SBM Offshore NV	390,297	7,290
	ASM International NV	100,454	7,229

	BE Semiconductor Industries NV	72,274	6,956
	APERAM SA	108,052	6,426
	TKH Group NV	94,492	6,282
	Eurocommercial Properties NV	102,601	4,840
	PostNL NV	951,492	4,744
	Wereldhave NV	87,102	4,327
	Corbion NV	131,275	4,292
2	Refresco Group NV	158,175	3,903
	Arcadis NV	153,250	3,477
*	Rhi Magnesita NV	52,633	3,402
*	TomTom NV	270,528	2,945
^	Koninklijke BAM Groep NV	540,463	2,642
	Wessanen	119,025	2,557
*	Fugro NV	142,019	2,368
2	Intertrust NV	125,136	2,295
	Vastned Retail NV	44,738	2,256
*,2	Takeaway.com NV	29,139	1,765
	NSI NV	39,513	1,744
	Accell Group	58,360	1,688
*,2	Basic-Fit NV	60,151	1,634
2	Flow Traders	64,243	1,606
	Koninklijke Volkerwessels NV	39,201	1,163
*	ForFarmers NV	87,036	1,094
	Brunel International NV	41,546	813
	BinckBank NV	143,441	776
	AMG Advanced Metallurgical Group NV	3,571	191
	ASR Nederland NV	981	43
2	Philips Lighting NV	1,029	41
*,3	SRH NV	96,364	—
			120,829
New Zealand (0.7%)
*	a2 Milk Co. Ltd.	1,594,806	10,851
	Z Energy Ltd.	800,619	4,508
	Mainfreight Ltd.	180,062	3,418
	Trade Me Group Ltd.	886,471	2,946
	Chorus Ltd.	903,008	2,741
	EBOS Group Ltd.	196,806	2,664
	Goodman Property Trust	2,307,793	2,314
	Infratil Ltd.	938,786	2,245
	Summerset Group Holdings Ltd.	521,838	2,211
	Genesis Energy Ltd.	1,151,289	2,111
	Freightways Ltd.	350,550	2,065
	Precinct Properties New Zealand Ltd.	1,907,935	1,856
	Metlifecare Ltd.	371,291	1,695
	Argosy Property Ltd.	1,729,662	1,365
	Heartland Bank Ltd.	817,278	1,246
	Vital Healthcare Property Trust	704,398	1,129
	New Zealand Refining Co. Ltd.	384,298	708
	Kathmandu Holdings Ltd.	311,843	558
*	TOWER Ltd.	260,271	126
			46,757
Norway (1.4%)
	Storebrand ASA	1,000,063	8,952
	Subsea 7 SA	568,177	8,850
	TGS NOPEC Geophysical Co. ASA	226,695	5,695
	Tomra Systems ASA	245,737	4,162
	SpareBank 1 SR-Bank ASA	326,663	3,899

*	Norwegian Finans Holding ASA	320,663	3,661
2	Entra ASA	241,880	3,656
	Bakkafrost P/F	88,761	3,617
	SpareBank 1 SMN	286,432	3,252
	Salmar ASA	116,254	3,161
	Aker ASA	52,621	3,015
	Leroy Seafood Group ASA	568,555	2,895
	Atea ASA	181,517	2,810
2	XXL ASA	219,980	2,719
	Veidekke ASA	243,812	2,609
*	Petroleum Geo-Services ASA	692,982	2,058
	Borregaard ASA	222,227	1,984
*,2	Aker Solutions ASA	335,071	1,932
*	Wallenius Wilhelmsen Logistics	231,329	1,926
*	DNO ASA	1,383,432	1,768
*	Nordic Semiconductor ASA	296,960	1,768
	Austevoll Seafood ASA	197,371	1,551
*,2	Evry AS	309,463	1,286
	Grieg Seafood ASA	123,811	1,094
	Ocean Yield ASA	92,295	832
*	Otello Corp. ASA	262,785	823
*,2	BW LPG Ltd.	167,176	790
	Hoegh LNG Holdings Ltd.	94,475	737
	Stolt-Nielsen Ltd.	52,143	701
^,*	Norwegian Air Shuttle ASA	23,349	684
*	REC Silicon ASA	4,212,364	629
*	Akastor ASA	289,157	586
	Norway Royal Salmon ASA	35,508	570
^,*	Seadrill Ltd.	4,512	1
			84,673
Other (0.0%) 4
	Kennedy-Wilson Holdings Inc.	343	6

Pakistan (0.3%)
	Lucky Cement Ltd.	405,416	2,256
	Engro Corp. Ltd.	648,521	1,774
	Hub Power Co. Ltd.	1,977,700	1,770
	Pakistan State Oil Co. Ltd.	560,749	1,602
	MCB Bank Ltd.	725,700	1,488
	Pakistan Oilfields Ltd.	250,100	1,276
	United Bank Ltd.	704,700	1,233
	Thal Ltd.	178,350	890
	Engro Fertilizers Ltd.	1,338,430	844
	Nishat Mills Ltd.	530,426	815
	DG Khan Cement Co. Ltd.	518,686	750
	Searle Co. Ltd.	200,440	684
	Millat Tractors Ltd.	55,410	662
	SUI Northern Gas Pipeline	580,500	622
*	SUI Southern Gas Co. Ltd.	1,915,000	616
	Kot Addu Power Co. Ltd.	967,108	508
	Mari Petroleum Co. Ltd.	34,820	492
	Fauji Cement Co. Ltd.	1,643,307	433
	Fauji Fertilizer Bin Qasim Ltd.	520,000	179
*	Bank Alfalah Ltd.	264,000	115
	Pakistan Telecommunication Co. Ltd.	855,000	107
			19,116

Peru (0.0%)
	Volcan Cia Minera SAA Class B	5,397,208	2,299

Philippines (0.4%)
	Security Bank Corp.	1,005,479	4,818
	Puregold Price Club Inc.	2,065,650	2,147
	Pilipinas Shell Petroleum Corp.	1,613,880	1,964
	Robinsons Retail Holdings Inc.	1,059,300	1,956
	Manila Water Co. Inc.	2,824,685	1,556
	Robinsons Land Corp.	3,633,576	1,478
	Vista Land & Lifescapes Inc.	8,644,000	1,176
	D&L Industries Inc.	4,394,300	1,043
*	DoubleDragon Properties Corp.	1,177,890	877
	Cosco Capital Inc.	6,101,500	856
	First Gen Corp.	2,553,730	795
	Filinvest Land Inc.	20,530,400	748
	Cebu Air Inc.	380,270	734
	Century Pacific Food Inc.	2,148,800	654
*	Melco Resorts And Entertainment Philippines Corp.	3,698,500	613
	Lopez Holdings Corp.	4,794,760	514
	Nickel Asia Corp.	3,435,708	441
	First Philippine Holdings Corp.	364,600	439
*,2	CEMEX Holdings Philippines Inc.	5,055,000	413
*	Robinsons Land Co Rights Exp. 02/01/2018	976,321	51
			23,273
Poland (0.1%)
	Energa SA	483,350	1,734
*	PKP Cargo SA	68,646	1,240
	Warsaw Stock Exchange	61,289	872
*	Boryszew SA	159,822	461
*	Getin Noble Bank SA	804,018	440
^	Lubelski Wegiel Bogdanka SA	20,232	408
*	Getin Holding SA	882,993	393
^,*	Medicalgorithmics SA	6,288	371
	Neuca SA	2,746	221
*	Bioton SA	68,053	82
	CD Projekt SA	635	22
	KRUK SA	279	19
	Kernel Holding SA	750	12
			6,275
Portugal (0.4%)
*	Banco Comercial Portugues SA	19,808,343	7,909
	NOS SGPS SA	515,351	3,508
	Sonae SGPS SA	2,179,554	3,503
	Navigator Co. SA	572,636	3,215
^	REN - Redes Energeticas Nacionais SGPS SA	701,173	2,186
^	CTT-Correios de Portugal SA	326,143	1,396
	Semapa-Sociedade de Investimento e Gestao	52,517	1,199
	Mota-Engil SGPS SA	201,639	1,002
	Altri SGPS SA	160,458	970
	Corticeira Amorim SGPS SA	74,975	961
*	Banco BPI SA	314,760	522
	Sonaecom SGPS SA	117,738	341
			26,712
Qatar (0.0%)
*	Gulf Warehousing Co.	65,529	741
	Medicare Group	29,761	627

	Salam International Investment Ltd. QSC	182,582	352
			1,720
Russia (0.1%)
*	M.Video PJSC	158,940	1,133
2	Detsky Mir PJSC	500,250	823
*	DIXY Group PJSC	131,730	756
*	Raspadskaya OJSC	293,380	537
*	OGK-2 PJSC	45,506,850	418
	TGC-1 PJSC	1,764,500,000	377
			4,044
Singapore (1.2%)
	Mapletree Commercial Trust	4,154,904	5,347
	Mapletree Logistics Trust	4,338,682	4,534
	Mapletree Industrial Trust	2,771,400	4,480
	Keppel REIT	4,373,447	4,295
	Mapletree Greater China Commercial Trust	4,307,812	4,140
*	NetLink NBN Trust	6,241,800	3,949
	CDL Hospitality Trusts	1,808,713	2,507
	Ascott Residence Trust	2,506,765	2,408
	Frasers Centrepoint Trust	1,296,210	2,243
	Frasers Logistics & Industrial Trust	2,463,400	2,143
	Parkway Life REIT	904,181	2,081
	Manulife US REIT	2,087,300	2,044
	Keppel Infrastructure Trust	4,457,600	1,939
	United Engineers Ltd.	963,117	1,937
	Starhill Global REIT	3,291,708	1,933
	Keppel DC REIT	1,681,408	1,834
	CapitaLand Retail China Trust	1,362,660	1,757
^	Raffles Medical Group Ltd.	2,029,584	1,716
	First Resources Ltd.	1,129,129	1,633
	Frasers Commercial Trust	1,460,913	1,626
	OUE Hospitality Trust	2,232,766	1,524
	Cache Logistics Trust	2,239,304	1,476
	Lippo Malls Indonesia Retail Trust	4,379,300	1,401
	ESR-REIT	3,115,860	1,400
	Asian Pay Television Trust	3,101,700	1,369
	First REIT	1,105,200	1,188
	Far East Hospitality Trust	1,935,400	1,128
	Ascendas Hospitality Trust	1,617,600	1,109
	Frasers Hospitality Trust	1,567,400	969
	SPH REIT	1,146,700	916
	Soilbuild Business Space REIT	1,755,100	903
	Accordia Golf Trust	1,675,916	887
	OUE Ltd.	540,100	885
	Yoma Strategic Holdings Ltd.	2,283,019	876
	RHT Health Trust	1,265,000	786
	Silverlake Axis Ltd.	1,577,829	686
^	Sheng Siong Group Ltd.	857,400	608
	Sabana Shari'ah Compliant Industrial REIT	1,943,600	598
^,*,3 Ezion Holdings Ltd.		3,659,662	550
	Fortune REIT (Singapore Shares)	276,589	350
	Hyflux Ltd.	1,212,986	346
^	Noble Group Ltd.	1,804,400	342
	Bumitama Agri Ltd.	596,300	339
	Boustead Singapore Ltd.	313,600	198
	Indofood Agri Resources Ltd.	641,500	195
^,*,3 China Fishery Group Ltd.		1,088,512	63

^,*,3 Ezra Holdings Ltd.		4,500,399	38
	Ascendas India Trust	21,900	19
	Genting Hong Kong Ltd.	44,100	10
*,3	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	7
*,3	China Hongxing Sports Ltd.	831,000	—
			75,712
South Africa (0.6%)
	Vukile Property Fund Ltd.	1,765,570	3,080
	SA Corporate Real Estate Ltd.	6,206,945	2,633
*	PPC Ltd.	3,315,449	2,272
	Cashbuild Ltd.	55,871	2,144
	Advtech Ltd.	1,220,073	1,771
	Astral Foods Ltd.	88,022	1,761
	Trencor Ltd.	393,479	1,604
	Wilson Bayly Holmes-Ovcon Ltd.	114,448	1,532
	Hosken Consolidated Investments Ltd.	112,463	1,426
	Arrowhead Properties Ltd.	2,244,325	1,266
	MAS Real Estate Inc.	581,457	1,237
*	Sun International Ltd.	214,283	1,208
	DataTec Ltd.	458,939	1,196
	Zeder Investments Ltd.	2,057,117	1,128
	Emira Property Fund Ltd.	892,784	1,120
	Alexander Forbes Group Holdings Ltd.	1,812,433	1,067
	Rebosis Property Fund Ltd.	1,148,916	991
	Blue Label Telecoms Ltd.	849,795	975
	City Lodge Hotels Ltd.	67,986	843
	Murray & Roberts Holdings Ltd.	808,499	822
	Peregrine Holdings Ltd.	396,560	819
	Adcock Ingram Holdings Ltd.	143,486	793
	Metair Investments Ltd.	431,094	775
	Mpact Ltd.	338,617	773
	Hudaco Industries Ltd.	55,101	686
	Ascendis Health Ltd.	529,921	528
	Delta Property Fund Ltd.	941,792	496
	Lewis Group Ltd.	151,502	427
	Alviva Holdings Ltd.	280,749	413
	Raubex Group Ltd.	225,059	405
	Merafe Resources Ltd.	2,563,721	358
*	Royal Bafokeng Platinum Ltd.	119,214	322
	Clover Industries Ltd.	233,133	295
	DRDGOLD Ltd.	678,279	210
	Group Five Ltd.	171,940	148
*	ArcelorMittal South Africa Ltd.	449,770	140
*	Aveng Ltd.	581,779	95
*	Consolidated Infrastructure Group Ltd.	294,125	92
*	Sandown Capital Pty Ltd.	285,557	78
			37,929
South Korea (4.7%)
^,*	SillaJen Inc.	110,415	11,048
^,*	ViroMed Co. Ltd.	29,968	7,428
	Medy-Tox Inc.	8,773	5,004
2	ING Life Insurance Korea Ltd.	71,383	3,911
^	LG Innotek Co. Ltd.	30,368	3,553
	CJ E&M Corp.	41,616	3,518
^,*	Celltrion Pharm Inc.	37,628	3,434
^,*	HLB Inc.	71,566	3,134
	Meritz Securities Co. Ltd.	627,247	3,112

^,*	Hanall Biopharma Co. Ltd.	81,063	3,025
	Com2uSCorp	21,655	2,954
	Kolon Industries Inc.	37,129	2,830
	Meritz Fire & Marine Insurance Co. Ltd.	117,621	2,743
*,3	Hyundai Merchant Marine Co. Ltd.	626,038	2,708
^,*	Chabiotech Co. Ltd.	73,666	2,674
	Green Cross Corp.	11,795	2,619
^,*	Komipharm International Co. Ltd.	68,951	2,598
^	Korea Kolmar Co. Ltd.	29,677	2,486
	KIWOOM Securities Co. Ltd.	24,749	2,479
*	Hugel Inc.	4,660	2,463
	Green Cross Holdings Corp.	58,960	2,356
	Korean Reinsurance Co.	203,982	2,330
*	Pan Ocean Co. Ltd.	403,844	2,274
	Koh Young Technology Inc.	24,822	2,186
	LS Industrial Systems Co. Ltd.	32,453	2,095
	POSCO Chemtech Co. Ltd.	44,779	2,068
	Hana Tour Service Inc.	19,043	2,001
^,*	Kumho Tire Co. Inc.	354,363	1,975
^	CJ CGV Co. Ltd.	27,529	1,965
	Korea Petrochemical Ind Co. Ltd.	6,305	1,956
^,*	SK Chemicals Co. Ltd.	18,110	1,950
^	Youngone Corp.	64,285	1,917
	Poongsan Corp.	40,545	1,909
^,*	Genexine Co. Ltd.	25,763	1,880
^,	WONIK IPS Co. Ltd.	60,728	1,871
	Chong Kun Dang Pharmaceutical Corp.	13,507	1,853
	Seoul Semiconductor Co. Ltd.	80,757	1,852
	LOTTE Himart Co. Ltd.	25,333	1,827
	Fila Korea Ltd.	22,295	1,802
	Doosan Bobcat Inc.	51,561	1,784
	Douzone Bizon Co. Ltd.	39,315	1,763
^	Cosmax Inc.	14,504	1,751
^	SK Materials Co. Ltd.	10,942	1,742
*	Yungjin Pharmaceutical Co. Ltd.	188,133	1,727
^,*	Medipost Co. Ltd.	15,990	1,727
	Hyundai Greenfood Co. Ltd.	114,393	1,722
	Daewoong Pharmaceutical Co. Ltd.	9,847	1,671
*	Hyundai Rotem Co. Ltd.	103,634	1,664
	Innocean Worldwide Inc.	24,809	1,633
	Eo Technics Co. Ltd.	18,473	1,607
	LG International Corp.	54,990	1,542
	SFA Engineering Corp.	42,408	1,534
	Taekwang Industrial Co. Ltd.	1,187	1,533
^	Kolon Life Science Inc.	16,075	1,515
	Bukwang Pharmaceutical Co. Ltd.	58,006	1,497
	Dongkuk Steel Mill Co. Ltd.	129,688	1,474
*	Hanjin Kal Corp.	66,519	1,443
	Samyang Holdings Corp.	12,535	1,426
	Hyundai Home Shopping Network Corp.	12,737	1,424
	CJ O Shopping Co. Ltd.	6,660	1,404
	GS Home Shopping Inc.	6,692	1,391
	JB Financial Group Co. Ltd.	221,705	1,369
^	Loen Entertainment Inc.	13,149	1,358
	Iljin Materials Co. Ltd.	36,804	1,338
	Hanwha General Insurance Co. Ltd.	157,117	1,331
	Hanil Cement Co. Ltd.	8,470	1,323
*	CrystalGenomics Inc.	52,038	1,318

^	LIG Nex1 Co. Ltd.	23,796	1,305
	LF Corp.	39,935	1,279
*	SM Entertainment Co.	34,987	1,264
^,*	CMG Pharmaceutical Co. Ltd.	178,916	1,246
	JW Pharmaceutical Corp.	26,695	1,243
	Daishin Securities Co. Ltd.	80,587	1,233
	Daou Technology Inc.	52,357	1,227
*	Osstem Implant Co. Ltd.	22,022	1,193
	Grand Korea Leisure Co. Ltd.	41,316	1,178
	LEENO Industrial Inc.	20,540	1,176
^	Hyundai Elevator Co. Ltd.	20,704	1,167
*	iNtRON Biotechnology Inc.	26,464	1,161
	Ilyang Pharmaceutical Co. Ltd.	29,195	1,159
	Orion Holdings Corp.	45,032	1,149
	Dong-A ST Co. Ltd.	10,267	1,143
	DoubleUGames Co. Ltd.	19,680	1,129
	Korea Real Estate Investment & Trust Co. Ltd.	364,624	1,122
*	Seegene Inc.	31,430	1,119
^,*	Foosung Co. Ltd.	109,250	1,105
	Hansol Chemical Co. Ltd.	17,397	1,098
^	IS Dongseo Co. Ltd.	29,735	1,094
	Young Poong Corp.	1,087	1,079
^	Toptec Co. Ltd.	42,279	1,078
	Huchems Fine Chemical Corp.	45,187	1,075
	Daesang Corp.	42,335	1,061
	Soulbrain Co. Ltd.	18,322	1,046
	Taeyoung Engineering & Construction Co. Ltd.	91,498	1,036
	DB HiTek Co. Ltd.	74,314	1,028
*	APS Holdings Corp.	131,604	1,028
	Meritz Financial Group Inc.	66,447	1,027
	TES Co. Ltd.	31,228	1,024
	Korea Electric Terminal Co. Ltd.	15,647	1,022
*	Webzen Inc.	36,471	1,016
*	Asiana Airlines Inc.	200,559	1,015
^,*	Peptron Inc.	13,784	1,014
	Modetour Network Inc.	32,157	1,003
^,*	Jenax Inc.	33,442	994
	Posco ICT Co. Ltd.	115,821	985
	InBody Co. Ltd.	24,633	977
	Dongjin Semichem Co. Ltd.	62,883	969
	Tongyang Inc.	449,481	968
*	Amicogen Inc.	19,522	954
	Dong-A Socio Holdings Co. Ltd.	6,878	954
	Hankook Tire Worldwide Co. Ltd.	51,311	952
	Hansae Co. Ltd.	36,911	942
	WeMade Entertainment Co. Ltd.	17,652	928
^,	Jeil Pharmaceutical Co. Ltd.	13,402	925
	AK Holdings Inc.	11,546	924
	Halla Holdings Corp.	16,385	924
^	Silicon Works Co. Ltd.	18,326	921
^,	Jusung Engineering Co. Ltd.	75,262	919
	Ssangyong Cement Industrial Co. Ltd.	44,204	914
	Dongwon Industries Co. Ltd.	2,895	912
	Handsome Co. Ltd.	29,929	906
	Lock&Lock Co. Ltd.	35,456	903
^,*	DIO Corp.	23,730	899
	Nexen Tire Corp.	75,996	893
	Lotte Food Co. Ltd.	1,458	870

	Huons Co. Ltd.	9,127	862
^	Partron Co. Ltd.	90,092	860
	SK Gas Ltd.	8,659	859
^	Dawonsys Co. Ltd.	40,777	849
^,*	Homecast Co. Ltd.	64,245	846
	Daewoong Co. Ltd.	46,517	845
^,*	ATGen Co. Ltd.	38,554	830
^	Kolon Corp.	14,434	830
^	ST Pharm Co. Ltd.	20,141	826
	Songwon Industrial Co. Ltd.	36,189	820
^,*	GemVax & Kael Co. Ltd.	58,298	816
*	Yuanta Securities Korea Co. Ltd.	172,582	804
	SK Discovery Co. Ltd.	16,865	804
^,*	Taihan Electric Wire Co. Ltd.	582,522	792
	Mirae Asset Life Insurance Co. Ltd.	155,732	788
^	SPC Samlip Co. Ltd.	5,272	783
	Caregen Co. Ltd.	9,053	781
	Korea Asset In Trust Co. Ltd.	111,467	779
^,*	Interflex Co. Ltd.	23,583	775
^,*	Advanced Process Systems Corp.	23,394	771
	SL Corp.	29,755	754
	S&T Motiv Co. Ltd.	16,293	754
	Sebang Global Battery Co. Ltd.	22,159	753
*	PearlAbyss Corp.	3,195	751
^,*	Korea Line Corp.	25,528	746
^,*	SK Securities Co. Ltd.	594,205	740
	Green Cross Cell Corp.	12,676	738
	Samyang Corp.	7,598	729
	Daeduck GDS Co. Ltd.	33,708	726
^,*	Aprogen pharmaceuticals Inc.	175,873	724
	Ahnlab Inc.	13,732	721
^	Youngone Holdings Co. Ltd.	13,600	717
	Seah Besteel Corp.	23,521	699
^	Dae Hwa Pharmaceutical Co. Ltd.	24,082	696
	DongKook Pharmaceutical Co. Ltd.	10,489	691
	NICE Holdings Co. Ltd.	43,544	687
	Kwang Dong Pharmaceutical Co. Ltd.	73,441	684
	NICE Information Service Co. Ltd.	72,945	683
	Binggrae Co. Ltd.	10,969	679
^,*	Pharmicell Co. Ltd.	117,897	673
^	KISWIRE Ltd.	20,654	665
^,*	Gamevil Inc.	10,409	663
	Shinyoung Securities Co. Ltd.	11,502	660
	Able C&C Co. Ltd.	37,867	652
	Hanjin Transportation Co. Ltd.	25,345	652
^	JW Holdings Corp.	75,134	652
	Vieworks Co. Ltd.	15,684	647
	Korea Kolmar Holdings Co. Ltd.	13,390	643
	Daeduck Electronics Co.	70,033	631
^,*	Naturalendo Tech Co. Ltd.	29,095	628
	Namyang Dairy Products Co. Ltd.	958	627
*	Hanwha Investment & Securities Co. Ltd.	183,186	624
	CJ Hello Co. Ltd.	70,766	623
^	Huons Global Co. Ltd.	9,843	622
^	YG Entertainment Inc.	22,278	617
	Tongyang Life Insurance Co. Ltd.	83,574	616
	Hyundai Livart Furniture Co. Ltd.	21,897	596
	Kwangju Bank Co. Ltd.	49,054	586

	Dongwon F&B Co. Ltd.	2,393	585
^	KEPCO Engineering & Construction Co. Inc.	25,980	582
^,*	Binex Co. Ltd.	54,158	578
	Muhak Co. Ltd.	31,037	577
*	Wonik Holdings Co. Ltd.	78,709	572
	Hancom Inc.	31,322	572
*	KTB Investment & Securities Co. Ltd.	111,434	571
	Seobu T&D	50,613	570
	Hansol Paper Co. Ltd.	38,248	555
	Youlchon Chemical Co. Ltd.	29,170	550
	E1 Corp.	9,865	548
	Cell Biotech Co. Ltd.	12,069	547
^	Kumho Industrial Co. Ltd.	57,703	547
	i-SENS Inc.	21,141	546
	SeAH Steel Corp.	5,570	545
	Hankook Shell Oil Co. Ltd.	1,517	543
*	Eugene Investment & Securities Co. Ltd.	137,555	540
	Namhae Chemical Corp.	45,379	525
*	Hansol Technics Co. Ltd.	34,663	518
^,*	NUTRIBIOTECH Co. Ltd.	21,281	518
	Humedix Co. Ltd.	12,550	516
	Sindoh Co. Ltd.	7,749	515
	NS Shopping Co. Ltd.	33,932	513
^	It's Hanbul Co. Ltd.	8,634	512
^,*	Taewoong Co. Ltd.	22,285	504
^,*	CUROCOM Co. Ltd.	180,800	499
	Samchully Co. Ltd.	4,444	497
	Sungwoo Hitech Co. Ltd.	75,229	497
	KT Skylife Co. Ltd.	35,882	492
	KC Tech Co. Ltd.	25,051	482
*	Hanjin Heavy Industries & Construction Co. Ltd.	134,733	468
	Chongkundang Holdings Corp.	6,392	467
^	KH Vatec Co. Ltd.	31,870	467
	iMarketKorea Inc.	48,501	461
*	Ssangyong Motor Co.	83,103	458
^,*	Leaders Cosmetics Co. Ltd.	24,026	456
	Daekyo Co. Ltd.	59,445	455
^	Lutronic Corp.	34,388	451
^,*	Duk San Neolux Co. Ltd.	24,411	451
*	Insun ENT Co. Ltd.	61,478	450
^,*	Emerson Pacific Inc.	18,397	440
	Sung Kwang Bend Co. Ltd.	39,880	437
*	Maeil Dairies Co. Ltd.	6,312	430
	Kyobo Securities Co. Ltd.	38,400	426
^,*	Lumens Co. Ltd.	96,721	426
*	G-SMATT GLOBAL Co. Ltd.	31,429	415
	TK Corp.	31,706	413
^,*	COSON Co. Ltd.	36,262	405
^,*	Cellumed Co. Ltd.	42,026	403
	Hyundai Corp.	19,918	390
^,*	SFA Semicon Co. Ltd.	162,679	384
^	Coreana Cosmetics Co. Ltd.	56,843	372
*	GNCO Co. Ltd.	137,264	370
	Hansol Holdings Co. Ltd.	79,544	367
	Dae Han Flour Mills Co. Ltd.	2,229	362
	Woongjin Thinkbig Co. Ltd.	51,456	357
	KISCO Corp.	10,317	357
	Cosmax BTI Inc	10,254	350

*	Neowiz	24,617	349
	Maeil Holdings Co. Ltd.	21,995	347
	Sam Young Electronics Co. Ltd.	26,990	347
^	ICD Co. Ltd.	27,784	338
^	Byucksan Corp.	82,989	338
^	CJ Freshway Corp.	10,233	337
	Interpark Holdings Corp.	84,781	336
^,*	CrucialTec Co. Ltd.	190,717	336
	KC Co. Ltd.	17,114	333
*	NEPES Corp.	34,250	330
	SBS Media Holdings Co. Ltd.	98,611	320
^,*	Samsung Pharmaceutical Co. Ltd.	74,139	310
	Eusu Holdings Co. Ltd.	42,258	300
*	DB Financial Investment Co. Ltd.	63,897	299
^,*	Cuckoo Homesys Co. Ltd.	1,635	295
*	S&T Dynamics Co. Ltd.	36,678	291
	Kolao Holdings	56,393	287
	Daishin Securities Co. Ltd. Preference Shares	32,086	287
^,*	KONA I Co. Ltd.	22,382	284
^,*	Agabang&Company	48,427	275
	INTOPS Co. Ltd.	27,000	269
	GOLFZON Co. Ltd.	5,545	261
^,*	Doosan Engine Co. Ltd.	61,353	258
	Seoyon E-Hwa Co. Ltd.	25,219	257
*	Innox Advanced Materials Co. Ltd.	3,741	247
^,*	Duksan Hi-Metal Co. Ltd.	30,794	232
	DY Corp.	36,474	229
	Hyundai Corp. Holdings Inc.	15,511	225
	CROWNHAITAI Holdings Co. Ltd.	13,860	206
	Humax Co. Ltd.	22,327	183
^	Cuckoo Holdings Co. Ltd.	1,938	179
	Jeil Pharma Holdings Inc.	4,749	167
^,*	3S Korea Co. Ltd.	70,925	155
	Seoyon Co. Ltd.	18,192	133
	MegaStudy Co. Ltd.	4,013	132
	Humax Holdings Co. Ltd.	10,754	47
	Lotte Corp.	331	22
	LG Chem Ltd.	44	18
*	Ssangyong Information & Communication	8,135	10
*,3	Tera Resource Co. Ltd.	42,004	2
*,3	CNK International Co. Ltd.	35,374	—
*,3	SSCP Co. Ltd.	20,873	—
*,3	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,3	Daewoo Songdo Development Co. Ltd.	11,746	—

			295,118
Spain (1.5%)
	Inmobiliaria Colonial Socimi SA	556,508	6,217
	Viscofan SA	84,742	5,927
	Bolsas y Mercados Espanoles SHMSF SA	167,242	5,704
	Prosegur Cia de Seguridad SA	588,956	4,896
	Applus Services SA	295,309	4,266
	Hispania Activos Inmobiliarios SOCIMI SA	197,350	4,132
*	Indra Sistemas SA	272,010	4,003
	CIE Automotive SA	106,968	3,666
	NH Hotel Group SA	457,254	3,477
	Melia Hotels International SA	244,100	3,449
	Ebro Foods SA	138,048	3,400

*,2	Neinor Homes SA	141,758	3,254
2	Prosegur Cash SA	829,322	2,864
	Cia de Distribucion Integral Logista Holdings SA	110,762	2,707
*,2	Unicaja Banco SA	1,516,746	2,667
	Axiare Patrimonio SOCIMI SA	121,910	2,663
*,2	Gestamp Automocion SA	310,085	2,374
^	Tecnicas Reunidas SA	68,416	2,332
	Faes Farma SA	634,094	2,307
*	Sacyr SA	696,620	2,274
*	Fomento de Construcciones y Contratas SA	179,942	2,134
2	Euskaltel SA	225,490	1,960
*	Obrascon Huarte Lain SA	314,790	1,943
	Construcciones y Auxiliar de Ferrocarriles SA	41,087	1,912
	Atresmedia Corp. de Medios de Comunicacion SA	172,355	1,801
	Ence Energia y Celulosa SA	275,316	1,768
	Papeles y Cartones de Europa SA	111,575	1,668
*	Liberbank SA	2,745,308	1,537
^	Almirall SA	127,829	1,388
*	Codere SA	108,030	1,287
^,*	Pharma Mar SA	356,517	764
2	Cellnex Telecom SA	1,986	54
	Grupo Catalana Occidente SA	1,014	47
*	Sacyr SA Rights	696,620	47
^,*,3 Let's GOWEX SA		31,105	—
			90,889
Sweden (3.6%)
	Castellum AB	594,273	10,247
	Nibe Industrier AB Class B	821,509	7,999
	Elekta AB Class B	788,801	7,535
2	Dometic Group AB	651,796	7,054
	Com Hem Holding AB	395,918	6,881
	Fabege AB	290,031	6,350
	Loomis AB Class B	158,409	6,334
	Indutrade AB	202,645	6,250
*	Swedish Orphan Biovitrum AB	354,748	6,232
*	SSAB AB Class B	1,186,144	6,171
^	Intrum Justitia AB	164,030	6,082
	BillerudKorsnas AB	385,363	5,933
	Hexpol AB	544,262	5,844
	AAK AB	62,369	5,801
	Holmen AB	109,116	5,748
	Modern Times Group MTG AB Class B	115,970	5,319
2	Thule Group AB	225,356	5,130
*,2	Ahlsell AB	724,850	4,889
	Axfood AB	230,205	4,629
	Hemfosa Fastigheter AB	330,361	4,541
	Lifco AB Class B	100,671	4,056
	NCC AB Class B	203,711	4,039
	Wallenstam AB	411,328	3,895
	Hufvudstaden AB Class A	241,085	3,880
	Peab AB	437,292	3,752
	Wihlborgs Fastigheter AB	148,965	3,625
	AF AB	147,151	3,531
	JM AB	154,262	3,480
	Sweco AB Class B	149,561	3,376
2	Bravida Holding AB	451,014	3,212
*	SSAB AB Class A	505,216	3,205

	Kungsleden AB	422,863	2,995
	Avanza Bank Holding AB	52,355	2,941
	Pandox AB Class B	152,043	2,857
	Bonava AB Class B	191,715	2,735
2	Attendo AB	236,298	2,496
	Vitrolife AB	27,898	2,442
	Oriflame Holding AG	52,453	2,349
*	NetEnt AB	408,373	2,320
*	Betsson AB	269,454	2,186
	Nobia AB	261,685	2,114
	Ratos AB	424,475	1,999
	Cloetta AB Class B	473,043	1,953
*	Bilia AB	190,055	1,828
2	Scandic Hotels Group AB	156,797	1,735
	Concentric AB	88,531	1,732
^	Mycronic AB	151,491	1,711
	Atrium Ljungberg AB	100,973	1,668
	Investment AB Oresund	88,692	1,598
	Klovern AB	1,180,447	1,567
2	Resurs Holding AB	203,313	1,508
	Bure Equity AB	115,853	1,451
	Klovern AB Preference Shares	36,307	1,406
	Lindab International AB	148,019	1,305
	Clas Ohlson AB	85,307	1,182
^,*	SAS AB	472,842	1,145
*,2	Munters Group AB	148,317	1,086
	Mekonomen AB	59,208	1,083
*	Collector AB	89,794	945
	SkiStar AB	45,283	925
*	Haldex AB	76,910	889
^,*	Fingerprint Cards AB Class B	566,307	875
	SAS AB Preference Shares	11,512	786
	Hemfosa Fastigheter AB Preference Shares	25,026	571
	Rezidor Hotel Group AB	112,427	358
	NCC AB Class A	15,331	303
2	Evolution Gaming Group AB	3,452	268
	Bonava AB	9,389	134
			222,466
Switzerland (3.3%)
	Georg Fischer AG	9,048	13,098
^	BB Biotech AG	122,738	9,319
2	VAT Group AG	53,656	8,572
	OC Oerlikon Corp. AG	428,324	7,642
2	Sunrise Communications Group AG	73,675	6,927
	GAM Holding AG	351,524	6,603
	Bucher Industries AG	14,136	6,477
	dormakaba Holding AG	6,764	6,223
	Cembra Money Bank AG	63,023	6,217
	Tecan Group AG	25,380	5,618
	Allreal Holding AG	31,181	5,425
*	Idorsia Ltd.	170,908	5,295
	Belimo Holding AG	1,091	5,115
*	Landis&Gyr Group AG	61,312	5,068
	Panalpina Welttransport Holding AG	28,675	4,745
*,2	Galenica AG	93,840	4,740
	SFS Group AG	37,023	4,652
	Forbo Holding AG	2,511	4,246

	Valiant Holding AG	34,595	4,179
	Mobimo Holding AG	13,355	3,736
	Daetwyler Holding AG	16,637	3,533
	Vontobel Holding AG	48,643	3,514
	Emmi AG	4,355	3,302
	Conzzeta AG	2,546	3,100
	u-blox Holding AG	14,586	3,058
	Siegfried Holding AG	8,395	3,005
	Komax Holding AG	7,932	2,736
	Burckhardt Compression Holding AG	7,271	2,703
	Valora Holding AG	7,256	2,670
	Inficon Holding AG	4,227	2,645
	Schweiter Technologies AG	2,079	2,601
*	Meyer Burger Technology AG	1,214,283	2,470
	Implenia AG	33,775	2,450
	St. Galler Kantonalbank AG	4,365	2,448
^	COSMO Pharmaceuticals NV	16,076	2,391
	Bobst Group SA	17,634	2,312
	Interroll Holding AG	1,395	2,307
	Autoneum Holding AG	6,752	2,233
	Ascom Holding AG	81,889	2,119
*	Basilea Pharmaceutica AG	25,861	2,098
	VZ Holding AG	6,095	2,057
	Huber & Suhner AG	33,627	1,961
	Rieter Holding AG	7,158	1,911
	Bachem Holding AG	12,360	1,870
^,*	Arbonia AG	103,717	1,852
	LEM Holding SA	1,016	1,825
	EFG International AG	161,371	1,814
	BKW AG	21,825	1,396
	Bossard Holding AG	5,317	1,373
	Intershop Holding AG	2,532	1,334
	Ypsomed Holding AG	6,715	1,258
	Bell Food Group AG	2,413	1,159
^,*	Leonteq AG	18,400	1,148
	APG SGA SA	2,198	1,084
^	Kudelski SA	76,824	966
	ALSO Holding AG	6,023	887
	Vetropack Holding AG	433	870
	Swissquote Group Holding SA	17,292	855
	Zehnder Group AG	17,624	817
*	Schmolz & Bickenbach AG	886,336	761
^,*	Alpiq Holding AG	6,845	535
	Plazza AG	2,102	510
*	Comet Holding AG	1,479	258
	Logitech International SA	932	39
*,3	Petroplus Holdings AG	36,495	—
			206,132
Taiwan (6.7%)
	Yageo Corp.	714,118	9,438
	Chailease Holding Co. Ltd.	2,527,214	8,494
	Win Semiconductors Corp.	842,969	7,531
	Globalwafers Co. Ltd.	462,000	7,064
	Hiwin Technologies Corp.	496,110	6,415
*	Macronix International	3,800,000	5,948
	Airtac International Group	320,528	5,086
	Winbond Electronics Corp.	6,274,614	5,074

Micro-Star International Co. Ltd.	1,512,000	4,989
Powertech Technology Inc.	1,526,662	4,959
WPG Holdings Ltd.	3,516,889	4,794
Chroma ATE Inc.	823,040	4,679
Accton Technology Corp.	1,128,467	4,519
Sino-American Silicon Products Inc.	1,180,945	4,109
* Tatung Co. Ltd.	4,817,320	3,950
Walsin Technology Corp.	1,060,249	3,566
Phison Electronics Corp.	346,962	3,535
E Ink Holdings Inc.	1,939,708	3,526
Tripod Technology Corp.	1,075,327	3,466
General Interface Solution Holding Ltd.	436,000	3,234
* Ruentex Development Co. Ltd.	2,815,770	3,231
St. Shine Optical Co. Ltd.	100,419	3,210
Highwealth Construction Corp.	2,000,341	3,142
Nien Made Enterprise Co. Ltd.	304,000	3,123
Parade Technologies Ltd.	149,000	3,113
Chipbond Technology Corp.	1,317,852	3,041
King's Town Bank Co. Ltd.	2,116,193	3,032
Compeq Manufacturing Co. Ltd.	2,391,471	2,964
* TaiMed Biologics Inc.	416,000	2,851
Ruentex Industries Ltd.	1,599,160	2,826
Silergy Corp.	124,000	2,648
Gigabyte Technology Co. Ltd.	1,057,271	2,636
Merida Industry Co. Ltd.	555,055	2,617
Standard Foods Corp.	1,010,708	2,593
* China Petrochemical Development Corp.	4,941,077	2,584
King Yuan Electronics Co. Ltd.	2,397,963	2,478
CTCI Corp.	1,592,667	2,475
Merry Electronics Co. Ltd.	394,910	2,474
Radiant Opto-Electronics Corp.	971,147	2,465
Simplo Technology Co. Ltd.	383,631	2,448
FLEXium Interconnect Inc.	624,140	2,384
Global Unichip Corp.	186,649	2,297
LCY Chemical Corp.	1,461,255	2,262
Zhen Ding Technology Holding Ltd.	972,400	2,223
Elite Material Co. Ltd.	632,519	2,221
Bizlink Holding Inc.	234,651	2,221
eMemory Technology Inc.	154,000	2,191
Qisda Corp.	2,961,000	2,157
Gourmet Master Co. Ltd.	142,230	2,058
Poya International Co. Ltd.	159,535	2,051
Kenda Rubber Industrial Co. Ltd.	1,590,016	2,018
Waterland Financial Holdings Co. Ltd.	5,869,369	2,009
* PharmaEssentia Corp.	377,000	1,959
Lien Hwa Industrial Corp.	1,504,335	1,948
Primax Electronics Ltd.	687,000	1,943
HannStar Display Corp.	5,305,810	1,941
China Synthetic Rubber Corp.	1,148,329	1,934
Long Chen Paper Co. Ltd.	1,685,350	1,929
Tong Yang Industry Co. Ltd.	1,042,919	1,919
Hota Industrial Manufacturing Co. Ltd.	457,323	1,918
ASPEED Technology Inc.	73,000	1,916
TSRC Corp.	1,555,046	1,913
Grand Pacific Petrochemical	1,932,928	1,904
Land Mark Optoelectronics Corp.	149,600	1,894
Asia Optical Co. Inc.	462,000	1,866
TCI Co. Ltd.	162,536	1,859

King Slide Works Co. Ltd.	136,675	1,852
Taichung Commercial Bank Co. Ltd.	5,203,688	1,803
Taiwan Paiho Ltd.	516,183	1,775
Makalot Industrial Co. Ltd.	389,880	1,770
Voltronic Power Technology Corp.	99,356	1,764
Wistron NeWeb Corp.	574,053	1,709
Grape King Bio Ltd.	234,000	1,700
* Asia Pacific Telecom Co. Ltd.	4,918,000	1,696
WT Microelectronics Co. Ltd.	1,043,377	1,681
TTY Biopharm Co. Ltd.	466,987	1,668
China Steel Chemical Corp.	339,853	1,660
Tung Ho Steel Enterprise Corp.	1,815,150	1,624
Visual Photonics Epitaxy Co. Ltd.	393,455	1,586
TA Chen Stainless Pipe	1,897,284	1,582
Ennoconn Corp.	96,644	1,571
* Genius Electronic Optical Co. Ltd.	162,732	1,560
Mitac Holdings Corp.	1,332,311	1,551
Chunghwa Precision Test Tech Co. Ltd.	38,000	1,547
Yungtay Engineering Co. Ltd.	796,993	1,500
* Wafer Works Corp.	906,710	1,493
Taiwan Union Technology Corp.	478,000	1,475
Sercomm Corp.	513,000	1,471
Cub Elecparts Inc.	141,569	1,450
Elan Microelectronics Corp.	912,350	1,446
Everlight Electronics Co. Ltd.	914,725	1,437
Nan Kang Rubber Tire Co. Ltd.	1,543,107	1,433
Great Wall Enterprise Co. Ltd.	1,226,190	1,430
ITEQ Corp.	662,261	1,412
Chin-Poon Industrial Co. Ltd.	759,072	1,410
Far Eastern Department Stores Ltd.	2,615,043	1,403
Advanced Ceramic X Corp.	108,000	1,393
* Foxsemicon Integrated Technology Inc.	150,000	1,334
Clevo Co.	1,372,944	1,332
Ardentec Corp.	1,006,851	1,324
Faraday Technology Corp.	473,000	1,324
Huaku Development Co. Ltd.	530,499	1,321
Chong Hong Construction Co. Ltd.	437,493	1,318
* YFY Inc.	2,814,000	1,312
Tong Hsing Electronic Industries Ltd.	320,056	1,304
Tainan Spinning Co. Ltd.	2,695,674	1,274
Greatek Electronics Inc.	646,000	1,254
Coretronic Corp.	935,000	1,227
Sinbon Electronics Co. Ltd.	432,066	1,215
Taiwan Hon Chuan Enterprise Co. Ltd.	624,401	1,204
Charoen Pokphand Enterprise	528,000	1,197
Taiwan Semiconductor Co. Ltd.	482,000	1,194
Darwin Precisions Corp.	959,000	1,181
Elite Advanced Laser Corp.	263,552	1,167
China Bills Finance Corp.	2,148,800	1,146
Kinpo Electronics	3,094,196	1,142
* Mercuries Life Insurance Co. Ltd.	2,056,010	1,128
Cheng Loong Corp.	2,068,920	1,128
Getac Technology Corp.	756,000	1,127
Sunny Friend Environmental Technology Co. Ltd.	145,000	1,125
Prince Housing & Development Corp.	2,573,183	1,111
Pixart Imaging Inc.	233,920	1,110
A-DATA Technology Co. Ltd.	448,915	1,108
Taiwan Acceptance Corp.	284,000	1,106

UPC Technology Corp.	1,751,172	1,104
* Chilisin Electronics Corp.	331,000	1,103
Holy Stone Enterprise Co. Ltd.	286,769	1,101
Shinkong Synthetic Fibers Corp.	3,260,416	1,088
Sanyang Motor Co. Ltd.	1,503,037	1,086
AmTRAN Technology Co. Ltd.	1,808,692	1,083
Pan Jit International Inc.	857,000	1,069
Career Technology MFG. Co. Ltd.	704,126	1,058
Topco Scientific Co. Ltd.	344,793	1,050
PChome Online Inc.	188,082	1,047
Lung Yen Life Service Corp.	454,000	1,045
Kinsus Interconnect Technology Corp.	600,282	1,038
Yieh Phui Enterprise Co. Ltd.	2,616,036	1,036
Cleanaway Co. Ltd.	175,000	1,030
* Egis Technology Inc.	134,000	1,014
* President Securities Corp.	1,879,005	993
USI Corp.	1,856,828	990
Hung Sheng Construction Ltd.	1,044,100	970
China General Plastics Corp.	833,898	960
Pharmally International Holding Co. Ltd.	74,932	951
Depo Auto Parts Ind Co. Ltd.	296,313	929
Namchow Holdings Co. Ltd.	437,000	928
Casetek Holdings Ltd.	251,000	925
Sigurd Microelectronics Corp.	737,000	918
* Goldsun Building Materials Co. Ltd.	2,762,591	910
* Neo Solar Power Corp.	1,901,571	906
Flytech Technology Co. Ltd.	305,845	906
PharmaEngine Inc.	179,102	902
Hu Lane Associate Inc.	173,000	901
Wisdom Marine Lines Co. Ltd.	881,098	878
TXC Corp.	622,877	877
* Unitech Printed Circuit Board Corp.	1,091,738	867
United Integrated Services Co. Ltd.	424,000	863
momo.com Inc.	95,000	856
* Yang Ming Marine Transport Corp.	2,140,650	851
Shin Zu Shing Co. Ltd.	293,000	849
Taiwan Styrene Monomer	1,146,579	839
Lotes Co. Ltd.	137,000	834
YC INOX Co. Ltd.	899,174	823
Holtek Semiconductor Inc.	305,279	820
Elite Semiconductor Memory Technology Inc.	536,000	819
Mercuries & Associates Holding Ltd.	954,169	817
* Lealea Enterprise Co. Ltd.	2,043,849	806
* China Man-Made Fiber Corp.	2,454,016	804
Ginko International Co. Ltd.	99,200	799
YungShin Global Holding Corp.	558,647	784
Run Long Construction Co. Ltd.	491,000	773
Supreme Electronics Co. Ltd.	786,000	763
ScinoPharm Taiwan Ltd.	636,891	762
BES Engineering Corp.	2,836,468	760
Sinyi Realty Inc.	576,700	754
* Center Laboratories Inc.	449,663	753
AcBel Polytech Inc.	958,000	748
Tung Thih Electronic Co. Ltd.	138,000	747
Wah Lee Industrial Corp.	379,883	745
* Motech Industries Inc.	957,059	744
Farglory Land Development Co. Ltd.	667,854	738
Sporton International Inc.	130,033	733

* Wei Chuan Foods Corp.	904,835	729
Advanced Wireless Semiconductor Co.	290,000	720
Adlink Technology Inc.	338,254	720
Lite-On Semiconductor Corp.	466,977	715
Formosa International Hotels Corp.	133,841	712
Pan-International Industrial Corp.	807,595	702
Kinik Co.	252,000	701
* Lextar Electronics Corp.	842,000	701
Taiwan Cogeneration Corp.	772,903	700
* Ritek Corp.	3,614,678	696
Taiwan Surface Mounting Technology Corp.	665,530	694
Kung Long Batteries Industrial Co. Ltd.	142,000	694
Test Rite International Co. Ltd.	884,725	693
* Microbio Co. Ltd.	912,562	688
Xxentria Technology Materials Corp.	312,776	686
Taiwan TEA Corp.	1,298,293	681
Aten International Co. Ltd.	223,260	674
Rechi Precision Co. Ltd.	663,668	668
Syncmold Enterprise Corp.	305,000	664
* Radium Life Tech Co. Ltd.	1,590,265	663
Nan Liu Enterprise Co. Ltd.	118,000	656
Systex Corp.	319,000	655
OptoTech Corp.	837,772	653
Test Research Inc.	417,371	650
Asia Vital Components Co. Ltd.	612,337	649
* Gintech Energy Corp.	1,072,398	644
* Ho Tung Chemical Corp.	1,973,362	643
Universal Cement Corp.	819,994	642
Wowprime Corp.	136,761	636
* Taiwan Land Development Corp.	1,823,969	635
Taiwan PCB Techvest Co. Ltd.	589,102	632
Firich Enterprises Co. Ltd.	451,771	628
Sitronix Technology Corp.	210,282	627
* Li Peng Enterprise Co. Ltd.	2,090,915	621
Masterlink Securities Corp.	2,002,023	618
Chaun-Choung Technology Corp.	181,000	617
Taiflex Scientific Co. Ltd.	339,594	616
* CMC Magnetics Corp.	3,663,369	611
Hsin Kuang Steel Co. Ltd.	572,569	608
IEI Integration Corp.	436,623	607
Posiflex Technology Inc.	125,822	607
Everlight Chemical Industrial Corp.	949,649	601
D-Link Corp.	1,328,407	594
International Games System Co. Ltd.	105,213	592
Sunplus Technology Co. Ltd.	940,000	588
FocalTech Systems Co. Ltd.	563,398	583
Gloria Material Technology Corp.	839,023	583
Kindom Construction Corp.	740,000	567
China Metal Products	578,515	564
* Shining Building Business Co. Ltd.	1,438,536	554
Rich Development Co. Ltd.	1,596,000	548
* Chimei Materials Technology Corp.	1,279,000	537
Gemtek Technology Corp.	556,115	536
* Ta Ya Electric Wire & Cable	1,162,440	530
Basso Industry Corp.	234,000	528
Chung-Hsin Electric & Machinery Manufacturing Corp.	724,625	525
Alpha Networks Inc.	578,827	521
* Taigen Biopharmaceuticals Holdings Ltd.	632,723	516

Soft-World International Corp.	207,520	516
Evergreen International Storage & Transport Corp.	1,071,502	513
Altek Corp.	464,250	509
Yeong Guan Energy Technology Group Co. Ltd.	200,000	508
CyberTAN Technology Inc.	733,571	506
Darfon Electronics Corp.	484,000	506
Long Bon International Co. Ltd.	999,000	503
Chlitina Holding Ltd.	101,750	499
* Orient Semiconductor Electronics Ltd.	1,546,000	482
Asia Polymer Corp.	751,261	480
* Etron Technology Inc.	899,947	479
Dynapack International Technology Corp.	301,299	478
Sampo Corp.	1,036,311	475
Gigasolar Materials Corp.	58,600	466
Toung Loong Textile Manufacturing	188,000	464
Senao International Co. Ltd.	262,000	461
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	164,000	460
Weltrend Semiconductor	438,200	455
Brogent Technologies Inc.	56,606	453
Federal Corp.	973,505	449
Zeng Hsing Industrial Co. Ltd.	101,000	445
Swancor Holding Co. Ltd.	156,000	441
L&K Engineering Co. Ltd.	360,000	429
TYC Brother Industrial Co. Ltd.	386,710	427
Nan Ya Printed Circuit Board Corp.	471,000	423
Iron Force Industrial Co. Ltd.	117,000	423
Sincere Navigation Corp.	610,000	422
ITE Technology Inc.	323,418	415
* Concord Securities Co. Ltd.	1,265,324	414
Zinwell Corp.	411,099	408
China Chemical & Pharmaceutical Co. Ltd.	634,000	404
Johnson Health Tech Co. Ltd.	333,283	401
Lingsen Precision Industries Ltd.	760,000	398
Ability Enterprise Co. Ltd.	518,099	397
Jentech Precision Industrial Co. Ltd.	164,698	397
* CSBC Corp. Taiwan	809,808	397
Huang Hsiang Construction Corp.	369,051	393
* Green Energy Technology Inc.	647,746	388
Sonix Technology Co. Ltd.	320,000	385
Tyntek Corp.	657,250	384
* Gigastorage Corp.	694,800	377
Li Cheng Enterprise Co. Ltd.	242,345	376
Global Mixed Mode Technology Inc.	160,199	376
* ALI Corp.	594,358	372
* TWi Pharmaceuticals Inc.	133,000	371
* Solartech Energy Corp.	700,414	364
Chun Yuan Steel	920,676	363
Chung Hwa Pulp Corp.	920,135	361
* Ichia Technologies Inc.	637,000	360
Quanta Storage Inc.	326,000	357
* Silicon Integrated Systems Corp.	1,024,945	355
Hong Pu Real Estate Development Co. Ltd.	451,195	350
Tong-Tai Machine & Tool Co. Ltd.	498,429	348
* Elitegroup Computer Systems Co. Ltd.	541,647	348
Globe Union Industrial Corp.	519,675	348
* Kuo Toong International Co. Ltd.	470,557	338
Formosan Rubber Group Inc.	612,089	333
Unizyx Holding Corp.	622,000	329

*	HannsTouch Solution Inc.	1,059,731	327
*	Lotus Pharmaceutical Co. Ltd.	195,000	325
*	Medigen Biotechnology Corp.	250,680	309
*	Gold Circuit Electronics Ltd.	871,280	306
	MIN AIK Technology Co. Ltd.	326,389	299
	KEE TAI Properties Co. Ltd.	830,740	298
*	China Electric Manufacturing Corp.	828,000	295
	Taiyen Biotech Co. Ltd.	303,877	294
*	Unity Opto Technology Co. Ltd.	717,000	290
	Bank of Kaohsiung Co. Ltd.	859,490	286
	WUS Printed Circuit Co. Ltd.	446,550	284
*	Phihong Technology Co. Ltd.	600,618	274
*	E-Ton Solar Tech Co. Ltd.	937,603	268
	Global Brands Manufacture Ltd.	587,045	255
	Infortrend Technology Inc.	514,885	254
*	Dynamic Electronics Co. Ltd.	657,468	251
	Jess-Link Products Co. Ltd.	242,100	250
*	King's Town Construction Co. Ltd.	311,826	246
	Advanced International Multitech Co. Ltd.	221,000	242
	Sheng Yu Steel Co. Ltd.	248,000	238
	CHC Healthcare Group	181,727	220
*	AGV Products Corp.	848,425	220
*	G Tech Optoelectronics Corp.	344,168	218
	FSP Technology Inc.	250,428	210
	Nien Hsing Textile Co. Ltd.	240,611	208
	Cyberlink Corp.	89,076	199
	ACES Electronic Co. Ltd.	232,000	199
	Vivotek Inc.	61,000	194
	GeoVision Inc.	137,592	186
	Green Seal Holding Ltd.	81,400	175
	Sunrex Technology Corp.	292,080	174
	Tsann Kuen Enterprise Co. Ltd.	207,295	170
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	113
	ENG Electric Co. Ltd.	454,724	110
	Taiwan Shin Kong Security Co. Ltd.	60,930	81
*,3	XPEC Entertainment Inc.	125,457	57
	San Shing Fastech Corp.	26,824	51
*	Casetek Holdings Ltd. Rights Exp 02/05/2018	42,953	23
	Microlife Corp.	9,322	22
	Ambassador Hotel	10,469	8
			416,405
Thailand (1.6%)
*	Bangchak Corp. PCL	2,383,600	3,175
*	Digital Telecommunications Infrastructure Fund	6,603,700	3,103
*	BTS Rail Mass Transit Growth Infrastructure Fund	6,616,276	2,532
*	Kiatnakin Bank PCL (Local)	965,000	2,517
*	Robinson PCL	1,078,900	2,473
*	Thanachart Capital PCL	1,242,965	2,339
*	Jasmine Broadband Internet Infrastructure Fund	6,063,900	2,324
*	Tisco Financial Group PCL	809,650	2,286
*	Krungthai Card PCL	292,300	2,238
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	3,956,500	2,234
*	Srisawad Corp. PCL	1,071,455	2,153
*	KCE Electronics PCL	883,800	2,100
*	CH Karnchang PCL	2,447,400	2,089
*	Muangthai Leasing PCL	1,508,000	2,055
	Global Power Synergy PCL	768,700	2,038

	Beauty Community PCL	2,590,800	1,832
*	Bangkok Land PCL	32,691,700	1,807
*,2	Star Petroleum Refining PCL	3,260,400	1,737
*	WHA Corp. PCL	12,274,000	1,654
*	Siam Global House PCL	2,861,501	1,554
*	Esso Thailand PCL	2,547,000	1,545
*	Workpoint Entertainment PCL	568,200	1,510
*	Sansiri PCL (Local)	21,424,700	1,490
*	TPI Polene PCL	21,682,300	1,483
*	Carabao Group PCL	543,200	1,430
*	B Grimm Power PCL	1,476,100	1,387
	Tisco Financial Group PCL NVDR	489,300	1,381
^	Thanachart Capital PCL NVDR	727,900	1,370
*	Hana Microelectronics PCL	997,536	1,353
*	Amata Corp. PCL	1,635,200	1,341
*	Quality Houses PCL (Local)	12,881,633	1,317
*	Major Cineplex Group PCL	1,328,344	1,258
*	TPI Polene Power PCL	4,786,300	1,230
	Central Plaza Hotel PCL NVDR	710,000	1,174
*	Supalai PCL	1,547,000	1,161
*	Bangkok Chain Hospital PCL	2,236,048	1,154
*	Banpu Power PCL	1,259,700	1,063
*	Superblock PCL	27,505,100	1,026
*	Thai Vegetable Oil PCL	932,000	1,012
*	Jasmine International PCL	3,965,488	981
*	Tipco Asphalt PCL	1,295,000	950
	Kiatnakin Bank PCL (Foreign)	358,000	934
*	CK Power PCL	6,558,600	902
*	Taokaenoi Food & Marketing PCL	1,236,200	880
*	Central Plaza Hotel PCL (Local)	532,000	879
*	Sino-Thai Engineering & Construction PCL (Local)	1,075,616	847
*	Vibhavadi Medical Center PCL	9,953,400	803
^	Supalai PCL NVDR	1,057,750	794
*	Gunkul Engineering PCL	6,093,103	785
*	Chularat Hospital PCL	12,073,660	778
*	Thoresen Thai Agencies PCL	2,662,816	748
*	PTG Energy PCL	1,087,107	742
*	Dynasty Ceramic PCL	6,349,200	734
*	IMPACT Growth REIT	1,485,900	717
*	Sri Trang Agro-Industry PCL	1,776,469	702
*	Bangkok Airways PCL	1,487,700	689
^	VGI Global Media PCL NVDR	3,253,600	669
^	Sino-Thai Engineering & Construction PCL NVDR	821,800	647
*	TICON Industrial Connection PCL	1,129,100	626
*	Thaifoods Group PCL	3,433,200	602
	Unique Engineering & Construction PCL	1,174,900	599
^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	598
*	Univentures PCL	1,790,088	588
^	Central Plaza Hotel PCL (Foreign)	353,690	585
	Asian Property Development PCL (Foreign)	1,903,056	537
*	TTW PCL	1,272,200	537
*	Thaicom PCL	1,434,740	536
*	SPCG PCL	665,200	520
	TTW PCL (Foreign)	1,201,300	507
*	Italian-Thai Development PCL (Local)	3,896,108	493
	Pruksa Real Estate PCL	701,890	488
^	Italian-Thai Development PCL NVDR	3,789,900	479
	WHA Corp. PCL (Foreign)	3,527,247	475

	VGI Global Media PCL (Foreign)	2,301,588	473
*	GFPT PCL	1,102,600	471
	Hana Microelectronics PCL (Foreign)	345,910	469
^	AP Thailand PCL NVDR	1,622,400	458
*	U City PCL	708,677,975	453
*	Cal-Comp Electronics Thailand PCL	4,594,416	414
*,3	Inter Far East Energy Corp.	3,992,800	395
^	LPN Development PCL NVDR	1,033,200	391
*	AP Thailand PCL (Local)	1,301,400	368
*	Pruksa Holding PCL (Foreign)	448,300	347
*	VGI Global Media PCL	1,557,724	320
^,*	Precious Shipping PCL (Foreign)	766,900	280
*	LPN Development PCL (Local)	685,211	260
*	Pruksa Real Estate PCL	361,400	251
	Supalai PCL (Foreign)	312,250	234
	Quality Houses PCL (Foreign)	2,133,757	218
^	TTW PCL NVDR	490,400	207
	Samart Corp. PCL (Foreign)	560,900	201
^,*	Precious Shipping PCL NVDR	539,500	197
*	Samart Corp. PCL (Local)	548,021	196
*	Group Lease PCL (Local)	1,195,500	193
	Thoresen Thai Agencies PCL (Foreign)	596,425	168
^	LPN Development PCL (Foreign)	328,100	124
^	Sri Trang Agro-Industry PCL (Foreign)	286,554	113
^	Tisco Financial Group PCL (Foreign)	36,850	104
*	Superblock PCL Warrants Exp. 08/30/2020	5,115,280	75
	Italian-Thai Development PCL (Foreign)	570,002	72
	Cal-Comp Electronics Thailand PCL (Foreign)	686,500	62
^	Group Lease PCL NVDR	345,478	56
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	19
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	18
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	765,646	10
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	8
*	Thoresen Thai Agencies PCL Expire 02/28/2019	166,980	7
*	VGI Global Media Warrants Expires 08/01/2018	448,000	5
*	Group Lease PCL Warrants Exp. 08/01/2018	111,522	4
*	VGI Global Media PCL Warrants Exp. 08/01/2018	342,800	4
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	4
*	BTS Group Hldgs Warrants Exp. 03/30/2017	976,408	2
*	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
*,3	Samart Corp. PCL Warrants Exp. 02/11/2018	106,504	—
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	—
*	Precious Shipping PCL Warrants Exp. 06/15/2018	23,790	—
			99,928
Turkey (0.3%)
	Tekfen Holding AS	395,894	1,706
	Trakya Cam Sanayii AS	897,257	1,153
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,244,596	1,039
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,054,714	947
	AG Anadolu Grubu Holding AS	114,249	904
*	Pegasus Hava Tasimaciligi AS	82,868	787
*	Aksa Enerji Uretim AS Class B	566,719	753
*,2	Mavi Giyim Sanayi Ve Ticaret AS Class B	46,803	712
	Cimsa Cimento Sanayi VE Ticaret AS	173,721	646
	Aksa Akrilik Kimya Sanayii AS	157,927	628
	Otokar Otomotiv Ve Savunma Sanayi A.S.	18,649	612
*	Koza Anadolu Metal Madencilik Isletmeleri AS	378,765	576

*	Zorlu Enerji Elektrik Uretim AS	907,024	484
*	Logo Yazilim Sanayi Ve Ticaret AS	30,499	469
*	Dogan Sirketler Grubu Holding AS	2,036,135	460
*	Vestel Elektronik Sanayi ve Ticaret AS	156,530	426
	Torunlar Gayrimenkul Yatirim Ortakligi AS	453,170	398
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	312,410	392
	Anadolu Cam Sanayii AS	442,613	387
*	Sekerbank TAS	775,543	383
	Alarko Holding AS	188,804	360
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	223,539	310
*	Dogus Otomotiv Servis ve Ticaret AS	125,328	296
	EGE Endustri VE Ticaret AS	2,966	279
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	268
*	NET Holding AS	372,367	243
*	Aksigorta AS	227,145	240
	Is Gayrimenkul Yatirim Ortakligi AS	621,582	239
	Anadolu Hayat Emeklilik AS	97,834	194
	Adana Cimento Sanayii TAS Class A	110,385	183
	Tat Gida Sanayi AS	118,222	182
	Albaraka Turk Katilim Bankasi AS	421,768	179
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	9,628	174
	AvivaSA Emeklilik ve Hayat AS	36,150	171
*	Gubre Fabrikalari TAS	134,487	161
*	Afyon Cimento Sanayi TAS	73,040	151
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	68,454	144
*	Ihlas Holding AS	1,033,115	143
*	Vakif Gayrimenkul Yatirim Ortakligi AS	191,056	136
	Akcansa Cimento AS	44,058	134
	Konya Cimento Sanayii AS	1,789	124
*	Akenerji Elektrik Uretim AS	436,659	118
*	Bagfas Bandirma Gubre Fabrikalari AS	41,841	115
*	Bizim Toptan Satis Magazalari AS	47,050	102
	Turcas Petrol AS	139,059	90
	Soda Sanayii AS	12,009	16
*,3	Asya Katilim Bankasi AS	975,452	—
			18,614
United Arab Emirates (0.1%)
	Amanat Holdings PJSC	2,826,404	1,153
	National Central Cooling Co. PJSC	1,303,879	639
*	Eshraq Properties Co. PJSC	2,543,343	517
*	Drake & Scull International PJSC	844,755	491
	RAK Properties PJSC	2,159,459	451
*	Amlak Finance PJSC	1,349,016	371
			3,622
United Kingdom (11.7%)
	Hiscox Ltd.	607,395	12,199
	BBA Aviation plc	2,245,737	11,224
	UBM plc	864,076	11,140
	B&M European Value Retail SA	1,877,754	11,084
	Man Group plc	3,554,502	10,957
	Intermediate Capital Group plc	610,931	10,045
	Spectris plc	262,286	9,717
	Ladbrokes Coral Group plc	3,967,699	9,559
*	Metro Bank plc	180,097	9,301
	Phoenix Group Holdings	849,530	9,221
	TP ICAP plc	1,220,353	9,183
*	Indivior plc	1,581,290	9,034

	SSP Group plc	1,035,943	8,964
*	BTG plc	843,024	8,902
	IG Group Holdings plc	793,236	8,710
*	Tullow Oil plc	3,024,696	8,607
	Beazley plc	1,136,106	8,582
^	GVC Holdings plc	647,955	8,521
	Hays plc	2,924,695	8,396
	Electrocomponents plc	963,956	8,387
	Rotork plc	1,904,727	7,992
	Jupiter Fund Management plc	909,387	7,640
	Close Brothers Group plc	331,079	7,403
	Playtech plc	648,821	7,302
	Shaftesbury plc	504,932	7,176
	WH Smith plc	234,170	7,103
	Great Portland Estates plc	723,890	6,847
	Dechra Pharmaceuticals plc	199,957	6,808
*	Ocado Group plc	941,984	6,740
	Victrex plc	178,535	6,478
	Tritax Big Box REIT plc	3,040,477	6,440
	HomeServe plc	576,432	6,411
2	Sophos Group plc	702,589	6,399
	UDG Healthcare plc	544,898	6,347
	Balfour Beatty plc	1,526,793	6,127
	Britvic plc	582,647	6,076
*	KAZ Minerals plc	517,335	6,020
*,2	Wizz Air Holdings plc	122,159	6,004
	UNITE Group plc	528,692	5,988
	AVEVA Group plc	140,263	5,948
	NEX Group plc	691,746	5,823
	Bodycote plc	410,105	5,628
	Evraz plc	1,064,297	5,618
	Moneysupermarket.com Group plc	1,158,129	5,569
	Centamin plc	2,399,703	5,552
	IWG plc	1,452,599	5,475
	Pagegroup plc	693,935	5,363
	Thomas Cook Group plc	2,990,928	5,357
	Grafton Group plc	476,186	5,345
	Renishaw plc	74,699	5,260
	Domino's Pizza Group plc	1,086,112	5,210
	Jardine Lloyd Thompson Group plc	268,019	5,127
	Greene King plc	672,865	4,987
	National Express Group plc	927,493	4,830
	Bovis Homes Group plc	297,515	4,626
	Cranswick plc	110,607	4,612
	Genus plc	134,076	4,609
	BCA Marketplace plc	1,643,164	4,390
	Rathbone Brothers plc	111,561	4,315
	Greencore Group plc	1,557,084	4,301
	Petrofac Ltd.	570,753	4,301
	Savills plc	292,728	4,264
	Essentra plc	583,011	4,232
	Redrow plc	492,192	4,183
	Elementis plc	1,015,232	4,172
	Lancashire Holdings Ltd.	443,743	4,147
	Greggs plc	220,146	4,132
	Assura plc	4,716,314	4,131
	JD Sports Fashion plc	792,678	4,120
	Paragon Banking Group plc	581,030	4,071

BGEO Group plc	78,166	4,064
Saga plc	2,471,025	4,051
Diploma plc	242,281	4,019
Vesuvius plc	467,709	3,999
Big Yellow Group plc	321,680	3,959
* Firstgroup plc	2,682,547	3,957
Synthomer plc	585,556	3,942
Workspace Group plc	267,623	3,929
Crest Nicholson Holdings plc	542,504	3,894
2 Countryside Properties plc	841,880	3,785
Grainger plc	919,714	3,776
* Cairn Energy plc	1,244,385	3,661
Ultra Electronics Holdings plc	169,215	3,661
LondonMetric Property plc	1,436,343	3,659
* Cairn Homes plc	1,539,999	3,628
Senior plc	931,786	3,603
QinetiQ Group plc	1,210,559	3,539
Drax Group plc	912,699	3,365
Entertainment One Ltd.	725,649	3,334
2 John Laing Group plc	816,286	3,295
Cineworld Group plc	447,276	3,274
2 ZPG plc	657,272	3,201
Brewin Dolphin Holdings plc	603,202	3,198
Safestore Holdings plc	449,709	3,188
2 Ibstock plc	853,093	3,116
Kier Group plc	207,324	3,099
Morgan Advanced Materials plc	615,869	3,034
* Serco Group plc	2,405,696	3,031
SIG plc	1,308,850	3,023
Hill & Smith Holdings plc	176,706	3,014
Just Group plc	1,393,296	2,908
2 Hastings Group Holdings plc	685,875	2,872
NewRiver REIT plc	667,449	2,852
Fenner plc	423,534	2,849
Galliford Try plc	181,166	2,807
Fidessa Group plc	83,821	2,805
J D Wetherspoon plc	154,300	2,760
Computacenter plc	169,545	2,741
Ted Baker plc	64,232	2,737
Superdry plc	110,615	2,737
* Hunting plc	303,052	2,644
Ferrexpo plc	637,895	2,643
* Sports Direct International plc	496,012	2,621
Dairy Crest Group plc	307,256	2,570
Virgin Money Holdings UK plc	636,031	2,522
F&C Commercial Property Trust Ltd.	1,191,933	2,445
AA plc	1,363,768	2,441
2 McCarthy & Stone plc	1,169,538	2,429
Pets at Home Group plc	941,890	2,395
St. Modwen Properties plc	398,212	2,334
Polypipe Group plc	410,136	2,305
Keller Group plc	162,080	2,299
* Aldermore Group plc	509,698	2,254
Stobart Group Ltd.	665,160	2,222
Marston's plc	1,382,395	2,218
esure Group plc	642,808	2,185
Vedanta Resources plc	185,220	2,179
2 Spire Healthcare Group plc	628,279	2,177

	Go-Ahead Group plc	94,061	2,159
	OneSavings Bank plc	379,202	2,150
	RPS Group plc	516,934	2,140
	Halfords Group plc	439,063	2,120
	Telecom Plus plc	126,578	2,087
	De La Rue plc	232,302	2,059
*	Vectura Group plc	1,481,041	2,046
	Stagecoach Group plc	950,754	2,041
	Mitie Group plc	806,290	2,030
*	EI Group plc	1,058,779	2,019
	888 Holdings plc	495,944	1,985
	Laird plc	1,110,800	1,973
^	TalkTalk Telecom Group plc	1,167,274	1,972
	Dunelm Group plc	215,552	1,963
	UK Commercial Property Trust Ltd.	1,508,828	1,933
	Renewi plc	1,343,213	1,928
	Card Factory plc	704,551	1,926
	PZ Cussons plc	432,541	1,916
	Chesnara plc	333,438	1,853
	Hansteen Holdings plc	901,980	1,821
	Hochschild Mining plc	540,885	1,762
	Mitchells & Butlers plc	481,116	1,758
	Chemring Group plc	644,725	1,755
	Northgate plc	291,798	1,682
	NCC Group plc	584,908	1,669
	Restaurant Group plc	439,096	1,582
	Picton Property Income Ltd.	1,255,464	1,567
	Oxford Instruments plc	116,593	1,525
	International Personal Finance plc	504,765	1,421
	KCOM Group plc	1,109,597	1,388
	ITE Group plc	558,057	1,367
^,*	Premier Oil plc	1,140,608	1,342
	Redefine International plc	2,642,844	1,316
*,2	Alfa Financial Software Holdings plc	179,472	1,310
	Dignity plc	108,158	1,255
^,*	Allied Minds plc	527,081	1,207
	Rank Group plc	373,452	1,203
	Devro plc	369,234	1,183
^,*	AO World plc	588,540	1,177
*	Ophir Energy plc	1,467,443	1,158
	Gocompare.Com Group plc	630,487	1,038
	Schroder REIT Ltd.	1,146,656	1,025
	Helical plc	224,377	1,014
	N Brown Group plc	343,724	984
*	Premier Foods plc	1,670,081	967
*	Petra Diamonds Ltd.	1,124,545	956
	Debenhams plc	2,225,623	950
	Lookers plc	709,328	924
	Acacia Mining plc	331,831	876
	Daejan Holdings plc	10,171	862
*	Nostrum Oil & Gas plc	186,050	822
	Soco International plc	469,639	770
*	Lamprell plc	546,609	621
	Foxtons Group plc	623,520	604
2	CMC Markets plc	230,518	521
*	Interserve plc	333,093	505
*	Countrywide plc	386,187	467
	Carillion plc	961,048	194

	Softcat plc			23,054	172
*	Rhi Magnesita NV (London Shares)			907	59
2	Equiniti Group plc			4,660	18
*	Genel Energy plc			4,488	8
*	Lonmin plc			3,813	4
^,*,3 Afren plc				1,404,272	—
					729,090
Total Common Stocks (Cost $5,029,600)					6,165,097
		Coupon
Temporary Cash Investments (5.4%)1
Money Market Fund (5.3%)
5,6	Vanguard Market Liquidity Fund	1.545%		3,322,713	332,271

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	1.432%	4/26/18	2,100	2,093
	United States Treasury Bill	1.391%	5/3/18	200	199
7	United States Treasury Bill	1.446%	5/31/18	895	891
7	United States Treasury Bill	1.541%	6/28/18	100	100
					3,283
Total Temporary Cash Investments (Cost $335,556)					335,554
Total Investments (104.5%) (Cost $5,365,156)					6,500,651
Other Assets and Liabilities-Net (-4.5%)5,7					(277,422)
Net Assets (100%)					6,223,229

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $269,187,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $227,315,000, representing 3.7% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Includes $292,917,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Securities with a value of $3,083,000 and cash of $174,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2018	238	14,968	867
Dow Jones EURO STOXX 50 Index	March 2018	329	14,755	80
E-mini Russell 2000 Index	March 2018	166	13,081	170
Topix Index	March 2018	73	12,302	15
				1,132

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index, Dow Jones EURO
STOXX 50, and E-mini Russell 2000 Index futures contracts is required to be treated as realized gain
(loss) for tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/21/2018	EUR	10,569	USD	12,549	614
UBS AG	3/13/2018	JPY	973,791	USD	8,719	220
JPMorgan Chase Bank, N.A.	3/21/2018	EUR	3,089	USD	3,770	78
JPMorgan Chase Bank, N.A.	3/13/2018	JPY	413,600	USD	3,668	128
BNP Paribas	3/13/2018	JPY	256,771	USD	2,299	58
Morgan Stanley Capital	3/21/2018	EUR	1,351	USD	1,623	60
Services LLC
Citibank, N.A.	3/21/2018	EUR	1,061	USD	1,319	3
JPMorgan Chase Bank, N.A.	3/13/2018	JPY	132,895	USD	1,220	-
Morgan Stanley Capital	3/13/2018	JPY	131,985	USD	1,210	2
Services LLC
Goldman Sachs International	3/21/2018	EUR	341	USD	405	20
Barclays Bank plc	3/21/2018	USD	1,859	EUR	1,515	(29)
Barclays Bank plc	3/13/2018	USD	1,702	JPY	188,750	(31)
Citibank, N.A.	3/21/2018	USD	1,313	EUR	1,107	(65)
Citibank, N.A.	3/13/2018	USD	1,132	JPY	126,245	(27)
						1,031
EUR—Euro.
JPY—Japanese yen.

FTSE All-World ex-US Small-Cap Index Fund

USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

At January 31, 2018, a counterparty had deposited in a segregated account securities with a value of $463,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

FTSE All-World ex-US Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	774,580	78,690	—
Common Stocks—Other	26,226	5,275,261	10,340
Temporary Cash Investments	332,271	3,283	—
Futures Contracts—Assets[1]	125	—	—
Futures Contracts—Liabilities[1]	(209)	—	—
Forward Currency Contracts—Assets	—	1,183	—
Forward Currency Contracts—Liabilities	—	(152)	—
Total	1,132,993	5,358,265	10,340
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency

FTSE All-World ex-US Small-Cap Index Fund

risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $5,427,737,000. Net unrealized appreciation of investment securities for tax purposes was $1,072,914,000, consisting of unrealized gains of $1,449,722,000 on securities that had risen in value since their purchase and $376,808,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments (unaudited)
As of January 31, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)1
Australia (8.8%)
Scentre Group	31,200,076	104,694
Westfield Corp.	11,203,172	82,979
Goodman Group	9,386,694	61,254
Stockland	14,264,036	48,652
Dexus	5,913,823	45,397
LendLease Group	3,420,173	43,462
GPT Group	10,517,177	42,630
Vicinity Centres	18,832,266	40,939
Mirvac Group	21,710,108	38,578
Charter Hall Group	2,688,168	12,782
Investa Office Fund	2,918,902	10,406
Shopping Centres Australasia Property Group	4,203,571	7,630
BWP Trust	2,862,166	6,905
Cromwell Property Group	7,466,132	5,959
Charter Hall Retail REIT	1,923,278	5,931
Abacus Property Group	1,882,931	5,485
Aveo Group	2,474,730	5,183
Viva Energy REIT	2,580,608	4,332
^ Growthpoint Properties Australia Ltd.	1,504,691	3,932
National Storage REIT	3,243,056	3,920
Charter Hall Long Wale REIT	994,875	3,133
Gateway Lifestyle	1,766,941	2,962
GDI Property Group	2,958,227	2,941
Folkestone Education Trust	1,291,103	2,808
Arena REIT	1,517,778	2,801
Ingenia Communities Group	1,257,809	2,778
Rural Funds Group	1,492,635	2,631
Hotel Property Investments	799,641	2,044
Propertylink Group	2,236,388	1,743
Cedar Woods Properties Ltd.	315,749	1,597
Villa World Ltd.	647,492	1,382
Servcorp Ltd.	277,345	1,262
Industria REIT	566,644	1,155
		610,287
Austria (0.8%)
BUWOG AG	655,385	23,556
IMMOFINANZ AG	5,657,205	14,495
CA Immobilien Anlagen AG	430,078	13,212
S IMMO AG	321,769	6,024
		57,287
Belgium (0.8%)
Cofinimmo SA	114,925	15,456
Warehouses De Pauw CVA	94,456	11,720
Aedifica SA	104,374	10,043
Befimmo SA	133,643	9,025
Retail Estates NV	37,723	3,463
Intervest Offices & Warehouses NV	95,130	2,724
		52,431

Brazil (0.7%)
	BR Malls Participacoes SA	5,038,716	20,314
	Multiplan Empreendimentos Imobiliarios SA	771,816	17,586
	Iguatemi Empresa de Shopping Centers SA	503,286	6,802
*	Aliansce Shopping Centers SA	510,737	2,922
	BR Properties SA	697,274	2,424
	Sonae Sierra Brasil SA	117,365	898
*	Helbor Empreendimentos SA	1,153,309	717
			51,663
Canada (2.3%)
	RioCan REIT	937,488	18,361
	First Capital Realty Inc.	960,663	16,066
	H&R REIT	836,296	14,292
^	Canadian Apartment Properties REIT	390,598	11,483
	SmartCentres REIT	378,985	9,321
	Allied Properties REIT	265,198	8,915
^	Canadian REIT	211,422	7,653
^	Tricon Capital Group Inc.	791,615	6,912
^	Cominar REIT	528,297	6,224
	Pure Industrial Real Estate Trust	876,962	5,761
^	Granite REIT	137,486	5,659
	Dream Global REIT	499,167	5,044
	Artis REIT	441,309	5,041
^	Boardwalk REIT	136,187	4,927
	Dream Office REIT	216,114	3,985
	Northview Apartment REIT	146,368	2,956
	Choice Properties REIT	278,502	2,925
^	Crombie REIT	256,933	2,789
	NorthWest Healthcare Properties REIT	286,129	2,682
*	DREAM Unlimited Corp. Class A	410,594	2,607
^	Killam Apartment REIT	234,288	2,579
^	CT REIT	175,718	1,979
	InterRent REIT	228,019	1,739
	Dream Industrial REIT	208,620	1,574
	Morguard REIT	130,532	1,437
	Summit Industrial Income REIT	184,708	1,210
^	Slate Retail REIT	116,911	1,162
	Morguard North American Residential REIT	92,815	1,121
^	Slate Office REIT	159,025	1,047
^	Agellan Commercial REIT	91,794	914
			158,365
Chile (0.2%)
	Parque Arauco SA	3,629,636	11,952

China (11.7%)
	China Overseas Land & Investment Ltd.	22,478,710	86,931
	Country Garden Holdings Co. Ltd.	39,934,163	85,778
^,* China Evergrande Group		20,056,921	66,049
	China Resources Land Ltd.	15,822,446	62,972
^	Sunac China Holdings Ltd.	12,625,278	60,257
	China Vanke Co. Ltd.	7,708,383	37,547
	Longfor Properties Co. Ltd.	8,256,208	26,943
^,* Zall Group Ltd.		17,678,574	23,187
	Shimao Property Holdings Ltd.	6,334,664	18,797
^	Fullshare Holdings Ltd.	39,737,635	18,698
	Future Land Holdings Co. Ltd. Class A	2,878,159	18,408

	CIFI Holdings Group Co. Ltd.	20,402,000	17,527
	Guangzhou R&F Properties Co. Ltd.	5,962,609	16,688
	China Jinmao Holdings Group Ltd.	24,439,054	15,909
	Agile Group Holdings Ltd.	8,497,409	15,224
	Sino-Ocean Group Holding Ltd.	17,647,829	14,570
	KWG Property Holding Ltd.	8,151,658	13,737
^	Logan Property Holdings Co. Ltd.	7,435,984	11,286
*	Kaisa Group Holdings Ltd.	13,836,000	8,765
^	Future Land Development Holdings Ltd.	8,864,000	8,677
	Shenzhen Investment Ltd.	18,430,201	8,216
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,266,078	7,994
2	Red Star Macalline Group Corp. Ltd.	5,962,600	7,871
	Yuexiu Property Co. Ltd.	36,239,094	7,770
	Shui On Land Ltd.	20,504,038	7,112
	Yuzhou Properties Co. Ltd.	9,351,470	6,896
^	Greentown China Holdings Ltd.	3,820,814	6,665
	China Aoyuan Property Group Ltd.	7,574,000	6,660
	SOHO China Ltd.	11,163,545	6,621
^,* Jiayuan International Group Ltd.		6,414,000	6,391
*	Poly Property Group Co. Ltd.	11,324,048	6,258
	China South City Holdings Ltd.	19,362,111	5,830
	China SCE Property Holdings Ltd.	9,738,766	5,234
^	China Overseas Grand Oceans Group Ltd.	7,778,079	4,869
^	Powerlong Real Estate Holdings Ltd.	8,435,139	4,573
	Yuexiu REIT	6,600,516	4,370
^,* Ronshine China Holdings Ltd.		2,822,000	4,157
	Times Property Holdings Ltd.	3,320,000	4,120
	Hopson Development Holdings Ltd.	3,890,710	4,081
	Gemdale Properties & Investment Corp. Ltd.	27,062,000	3,959
	Joy City Property Ltd.	21,377,970	3,711
^,* China Logistics Property Holdings Co. Ltd.		11,211,000	3,580
	Beijing Capital Land Ltd.	5,195,034	3,387
	Road King Infrastructure Ltd.	1,415,000	2,905
^,* Skyfame Realty Holdings Ltd.		5,547,004	2,747
*	Renhe Commercial Holdings Co. Ltd.	98,171,484	2,557
	Greenland Hong Kong Holdings Ltd.	4,399,000	2,493
^	LVGEM China Real Estate Investment Co. Ltd.	5,856,000	2,483
^,* Ground International Development Ltd.		10,440,000	2,431
2	Redco Group	5,332,000	2,423
	Spring REIT	5,517,000	2,399
^,* Carnival Group International Holdings Ltd.		51,612,799	2,374
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,550,210	2,179
*	C C Land Holdings Ltd.	9,435,500	2,155
	Shanghai Industrial Urban Development Group Ltd.	7,956,799	2,137
	Nam Tai Property Inc.	146,523	1,919
*	Central China Real Estate Ltd.	3,580,000	1,787
^,* Zhuguang Holdings Group Co. Ltd.		11,724,000	1,659
	Yida China Holdings Ltd.	4,482,000	1,640
	Beijing North Star Co. Ltd.	3,976,000	1,567
	China Electronics Optics Valley Union Holding Co. Ltd.	17,200,000	1,537
*	Tian An China Investment Co. Ltd.	2,169,000	1,517
*	Glorious Property Holdings Ltd.	13,325,036	1,496
^	Fantasia Holdings Group Co. Ltd.	8,101,443	1,485
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,619,850	1,464
	China Merchants Land Ltd.	7,172,000	1,409
	Xinyuan Real Estate Co. Ltd. ADR	191,087	1,401
^,* AVIC International Holding HK Ltd.		18,004,000	1,222

	Guorui Properties Ltd.	4,055,000	1,206
2	China Vast Industrial Urban Development Co. Ltd.	2,395,000	1,205
*,3 Mingfa Group International Co. Ltd.		4,231,908	1,022
^,* Hydoo International Holding Ltd.		9,258,000	832
	Greattown Holdings Ltd. Class B	868,573	635
*	Wuzhou International Holdings Ltd.	5,080,000	564
*	Shanghai Huili Building Materials Co. Ltd. Class B	471,800	523
*	China Minsheng Drawin Technology Group Ltd.	16,500,000	417
*	EverChina International Holdings Co. Ltd.	16,704,331	383
*	China New City Commercial Development Ltd.	394,000	85
*,3 Shenzhen Wongtee International Enterprise Co. Ltd. Class B		15,159	9
			814,542
Denmark (0.0%)
*	TK Development A/S	430,135	511

Egypt (0.1%)
	Talaat Moustafa Group	5,900,770	3,218
	Medinet Nasr Housing	2,957,104	1,880
*	Palm Hills Developments SAE	6,882,109	1,458
*	Six of October Development & Investment	1,366,767	1,450
	Heliopolis Housing	700,772	1,394
*	Emaar Misr for Development SAE	3,479,997	749
			10,149
Finland (0.1%)
	Citycon Oyj	2,172,192	6,030
	Technopolis Oyj	702,710	3,540
			9,570
France (5.0%)
	Unibail-Rodamco SE	582,035	149,226
	Klepierre SA	1,215,826	55,548
	Gecina SA	282,073	55,117
	Fonciere Des Regions	311,399	34,227
	ICADE	264,086	28,640
	Nexity SA	269,873	16,262
	Mercialys SA	328,436	7,465
	Altarea SCA	21,679	5,541
			352,026
Germany (5.4%)
	Vonovia SE	2,842,153	140,155
	Deutsche Wohnen SE	2,078,074	93,962
	LEG Immobilien AG	367,797	41,508
	TAG Immobilien AG	855,863	16,918
	Grand City Properties SA	618,731	15,060
	TLG Immobilien AG	462,793	13,032
	alstria office REIT-AG	804,251	12,700
	Deutsche EuroShop AG	296,247	11,640
2	ADO Properties SA	160,998	8,675
*	PATRIZIA Immobilien AG	262,441	6,573
	Hamborner REIT AG	471,284	5,846
	DIC Asset AG	273,882	3,518
*	ADLER Real Estate AG	164,310	2,640
	WCM Beteiligungs & Grundbesitz-AG	168,935	811
			373,038
Greece (0.1%)
	Grivalia Properties REIC AE	245,427	2,836

*	LAMDA Development SA	194,763	1,741
			4,577
Hong Kong (12.8%)
	Sun Hung Kai Properties Ltd.	9,677,441	167,312
*	CK Asset Holdings Ltd.	15,378,375	146,334
	Link REIT	12,894,589	114,123
	Henderson Land Development Co. Ltd.	7,961,452	55,560
	New World Development Co. Ltd.	32,286,000	52,044
	Hongkong Land Holdings Ltd.	6,897,812	49,674
*	Wharf Real Estate Investment Co. Ltd.	6,956,000	48,062
	Wheelock & Co. Ltd.	4,671,652	36,535
	Sino Land Co. Ltd.	17,752,604	32,742
	Hang Lung Properties Ltd.	11,861,932	31,266
	Wharf Holdings Ltd.	6,956,000	28,342
	Swire Properties Ltd.	6,160,000	21,566
	Hang Lung Group Ltd.	5,037,103	19,119
	Hysan Development Co. Ltd.	3,008,655	16,787
	Kerry Properties Ltd.	3,484,832	16,666
	Champion REIT	11,937,512	8,847
	Great Eagle Holdings Ltd.	1,411,697	7,412
	K Wah International Holdings Ltd.	7,842,338	5,626
	Chinese Estates Holdings Ltd.	2,783,952	4,685
	Sunlight REIT	5,965,400	4,168
	Far East Consortium International Ltd	6,310,000	3,647
^,* Wang On Properties Ltd.		22,132,000	3,567
	Prosperity REIT	7,283,649	3,185
	HKR International Ltd.	4,265,282	2,807
	Lai Sun Development Co. Ltd.	1,329,609	2,382
^	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,463,000	2,037
	Kowloon Development Co. Ltd.	1,850,414	1,980
	CSI Properties Ltd.	30,478,348	1,900
	Liu Chong Hing Investment Ltd.	1,064,000	1,823
	Emperor International Holdings Ltd.	5,169,832	1,822
	Asia Standard International Group Ltd.	3,814,000	1,069
	Soundwill Holdings Ltd.	462,000	919
^,* Master Glory Group Ltd.		37,890,000	508
*	Ping An Securities Group Holdings Ltd.	29,420,000	289
*	Man Sang International Ltd.	2,548,000	175
			894,980
India (0.6%)
	DLF Ltd.	2,452,172	9,619
*	Indiabulls Real Estate Ltd.	1,533,765	5,185
	Oberoi Realty Ltd.	537,407	4,463
*	Godrej Properties Ltd.	293,942	3,683
	Prestige Estates Projects Ltd.	636,051	3,217
	Phoenix Mills Ltd.	311,535	3,201
	Sobha Ltd.	235,905	2,107
*	Unitech Ltd.	11,763,371	1,558
*	Housing Development & Infrastructure Ltd.	1,562,087	1,412
	Sunteck Realty Ltd.	202,933	1,344
	Mahindra Lifespace Developers Ltd.	140,489	1,107
	Omaxe Ltd.	246,863	888
	Brigade Enterprises Ltd.	194,222	869
	Anant Raj Ltd.	662,446	690
			39,343

Indonesia (0.6%)
Bumi Serpong Damai Tbk PT	55,636,127	7,562
Ciputra Development Tbk PT	68,894,491	6,996
Pakuwon Jati Tbk PT	124,461,628	6,587
Summarecon Agung Tbk PT	53,282,900	4,461
Lippo Karawaci Tbk PT	104,373,400	4,289
* Hanson International Tbk PT	380,627,100	3,153
Kawasan Industri Jababeka Tbk PT	96,034,511	2,136
Alam Sutera Realty Tbk PT	61,882,597	1,818
PP Properti Tbk PT	91,455,907	1,309
* Sentul City Tbk PT	117,538,000	1,289
Modernland Realty Tbk PT	43,511,200	1,041
Intiland Development Tbk PT	29,107,051	779
Puradelta Lestari Tbk PT	44,711,000	667
* Lippo Cikarang Tbk PT	1,939,200	504
Bekasi Fajar Industrial Estate Tbk PT	18,193,882	408
		42,999
Ireland (0.3%)
Green REIT plc	4,080,532	8,098
Hibernia REIT plc	4,097,610	7,809
Irish Residential Properties REIT plc	2,103,173	3,914
		19,821
Israel (0.9%)
Azrieli Group Ltd.	214,422	11,671
Alony Hetz Properties & Investments Ltd.	643,763	6,759
Gazit-Globe Ltd.	567,062	5,934
* Airport City Ltd.	438,064	5,637
Reit 1 Ltd.	1,039,474	4,737
Melisron Ltd.	102,711	4,592
Amot Investments Ltd.	753,136	4,501
* Jerusalem Economy Ltd.	1,088,414	3,072
* Brack Capital Properties NV	25,355	3,007
Sella Capital Real Estate Ltd.	922,518	1,967
Summit Real Estate Holdings Ltd.	194,797	1,818
Big Shopping Centers Ltd.	26,027	1,762
Alrov Properties and Lodgings Ltd.	42,102	1,728
Norstar Holdings Inc.	84,843	1,663
* Africa Israel Properties Ltd.	66,348	1,659
* ADO Group Ltd.	64,164	1,279
Property & Building Corp. Ltd.	11,651	1,204
Blue Square Real Estate Ltd.	27,863	1,146
* Africa Israel Investments Ltd.		—
		64,136
Italy (0.1%)
Beni Stabili SpA SIIQ	6,117,125	5,667
Immobiliare Grande Distribuzione SIIQ SPA	2,094,727	2,451
		8,118
Japan (20.9%)
Mitsubishi Estate Co. Ltd.	8,153,145	156,824
Daiwa House Industry Co. Ltd.	3,904,174	154,639
Mitsui Fudosan Co. Ltd.	5,810,957	153,036
Sumitomo Realty & Development Co. Ltd.	2,784,367	107,422
Daito Trust Construction Co. Ltd.	450,775	79,005
Nippon Building Fund Inc.	8,285	44,447
Japan Real Estate Investment Corp.	7,669	39,437
Hulic Co. Ltd.	2,838,584	36,088

Nomura Real Estate Master Fund Inc.	24,524	34,139
Japan Retail Fund Investment Corp.	15,646	31,229
United Urban Investment Corp.	17,917	28,333
Nippon Prologis REIT Inc.	12,051	27,665
Orix JREIT Inc.	15,720	24,251
Tokyu Fudosan Holdings Corp.	3,007,956	23,816
Daiwa House REIT Investment Corp.	8,907	21,895
Tokyo Tatemono Co. Ltd.	1,275,083	20,558
Advance Residence Investment Corp.	7,902	20,258
GLP J-Reit	16,735	19,400
Japan Prime Realty Investment Corp.	5,392	19,059
Activia Properties Inc.	4,089	18,222
Nomura Real Estate Holdings Inc.	740,829	17,749
Japan Hotel REIT Investment Corp.	23,474	17,415
Kenedix Office Investment Corp.	2,368	14,915
Aeon Mall Co. Ltd.	665,983	14,675
Nippon Accommodations Fund Inc.	2,860	12,946
Leopalace21 Corp.	1,484,550	12,333
Frontier Real Estate Investment Corp.	2,928	12,228
Invincible Investment Corp.	24,450	11,335
Mori Hills REIT Investment Corp.	8,671	10,902
Industrial & Infrastructure Fund Investment Corp.	9,288	10,620
^ Daiwa Office Investment Corp.	1,830	10,563
Japan Logistics Fund Inc.	5,451	10,282
Japan Excellent Inc.	7,710	9,819
AEON REIT Investment Corp.	8,694	9,517
Hulic Reit Inc.	5,792	9,092
Mori Trust Sogo Reit Inc.	5,700	8,512
NTT Urban Development Corp.	644,500	8,465
Premier Investment Corp.	7,778	8,295
^ Sekisui House Reit Inc.	5,737	7,813
Japan Rental Housing Investments Inc.	9,564	7,551
^ Sekisui House Residential Investment Corp.	6,459	7,441
Tokyu REIT Inc.	5,812	7,393
Fukuoka REIT Corp.	4,336	7,285
Comforia Residential REIT Inc.	3,279	7,188
NIPPON REIT Investment Corp.	2,294	6,990
LaSalle Logiport REIT	6,389	6,892
Kenedix Retail REIT Corp.	3,010	6,795
^ Ichigo Office REIT Investment	9,005	6,764
Hoshino Resorts REIT Inc.	1,239	6,508
MCUBS MidCity Investment Corp.	8,767	6,297
Kenedix Residential Investment Corp.	2,054	5,885
Ichigo Inc.	1,359,600	5,642
Heiwa Real Estate REIT Inc.	5,913	5,442
Invesco Office J-Reit Inc.	4,715	5,363
Global One Real Estate Investment Corp.	1,294	4,894
Hankyu Reit Inc.	3,500	4,320
Daibiru Corp.	335,557	4,243
Mitsui Fudosan Logistics Park Inc.	1,143	3,941
Daikyo Inc.	183,905	3,898
Unizo Holdings Co. Ltd.	135,100	3,895
TOC Co. Ltd.	450,129	3,890
Heiwa Real Estate Co. Ltd.	197,232	3,889
* Mitsubishi Estate Logistics REIT Investment Corp.	1,235	3,151
Mirai Corp.	1,722	2,925
Mori Trust Hotel Reit Inc.	2,095	2,855

^ One REIT Inc.	1,097	2,600
Keihanshin Building Co. Ltd.	281,600	2,330
Goldcrest Co. Ltd.	97,340	2,158
Star Asia Investment Corp.	2,127	2,118
Takara Leben Co. Ltd.	458,652	2,053
Starts Proceed Investment Corp.	1,288	1,950
Tosei Corp.	146,900	1,816
Sun Frontier Fudousan Co. Ltd.	142,700	1,804
Sakura Sogo REIT Investment Corp.	1,873	1,710
^ SAMTY Co. Ltd.	92,500	1,663
^ Ichigo Hotel REIT Investment Corp.	1,451	1,651
^ Shinoken Group Co. Ltd.	67,800	1,633
Nisshin Fudosan Co	166,000	1,421
^ Tosei Reit Investment Corp.	1,369	1,388
^ Samty Residential Investment Corp.	1,614	1,344
Japan Property Management Center Co. Ltd.	73,800	1,189
Arealink Co. Ltd.	53,000	1,166
^ Star Mica Co. Ltd.	63,200	1,143
^ Health Care & Medical Investment Corp.	1,085	1,065
^ Ooedo Onsen Reit Investment Corp.	1,296	1,031
^ Nippon Commercial Development Co. Ltd.	58,300	971
^ Ardepro Co. Ltd.	1,045,400	809
^ Japan Senior Living Investment Corp.	478	697
Mugen Estate Co. Ltd.	58,100	637
Tokyo Theatres Co. Inc.	45,701	619
		1,455,502
Malaysia (0.8%)
IOI Properties Group Bhd.	12,703,800	6,484
* Sime Darby Property Bhd.	15,261,100	6,186
SP Setia Bhd Group	6,365,700	5,077
Sunway Bhd.	11,138,776	5,042
KLCCP Stapled Group Bhd.	1,941,670	3,859
Sunway REIT	7,005,434	3,109
IGB REIT	7,556,100	3,098
Mah Sing Group Bhd.	7,018,025	2,582
UOA Development Bhd.	3,413,600	2,202
* Eco World Development Group Bhd.	5,795,500	2,082
* UEM Sunrise Bhd.	6,889,765	1,991
Eastern & Oriental Bhd.	4,402,056	1,613
Matrix Concepts Holdings Bhd.	2,877,528	1,609
Pavilion REIT	3,801,900	1,533
Capitaland Malaysia Mall Trust	4,106,000	1,442
* Eco World International Bhd.	4,604,593	1,291
Axis REIT	3,534,300	1,261
LBS Bina Group Bhd.	1,721,700	1,045
MKH Bhd.	1,986,600	861
* KSL Holdings Bhd.	2,666,900	704
KIP REIT	2,844,500	622
Titijaya Land Bhd.	2,620,500	455
* Sunway Bhd. Warrants Exp. 12/31/2024	1,260,691	179
* YNH Property Bhd.	463,700	166
* Eco World Development Group Bhd Warrants Exp. 03/26/2022	450,320	40
* Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	167,103	14
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	438,840	13
* Mah Sing Group Warrants Exp. 01/15/2026	264,345	7
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	156,256	1

		54,568
Mexico (0.9%)
Fibra Uno Administracion SA de CV	19,230,040	30,263
Concentradora Fibra Danhos SA de CV	4,641,325	7,706
PLA Administradora Industrial S de RL de CV	4,671,206	7,135
Macquarie Mexico Real Estate Management SA de CV	4,696,026	5,193
Corp Inmobiliaria Vesta SAB de CV	3,149,550	4,339
Prologis Property Mexico SA de CV	2,083,500	3,786
2 Concentradora Fibra Hotelera Mexicana SA de CV	3,894,075	2,331
* Grupo GICSA SA de CV	2,845,403	1,618
Asesor de Activos Prisma SAPI de CV	2,053,863	1,187
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,969,818	1,111
		64,669
Netherlands (0.5%)
Eurocommercial Properties NV	286,594	13,520
^ Wereldhave NV	236,439	11,746
NSI NV	109,929	4,853
Vastned Retail NV	92,003	4,640
		34,759
New Zealand (0.4%)
Kiwi Property Group Ltd.	8,245,309	8,396
Goodman Property Trust	5,965,404	5,981
Precinct Properties New Zealand Ltd.	5,702,974	5,549
Argosy Property Ltd.	4,964,103	3,916
Vital Healthcare Property Trust	1,955,188	3,134
Stride Property Group	2,217,666	2,908
^ Investore Property Ltd.	1,179,227	1,254
		31,138
Norway (0.2%)
2 Entra ASA	726,457	10,980
Selvaag Bolig ASA	245,672	1,084
		12,064
Other (0.1%)4
5 Vanguard REIT ETF	87,514	6,953

Philippines (1.4%)
SM Prime Holdings Inc.	67,711,075	48,695
Ayala Land Inc.	34,531,800	29,791
Megaworld Corp.	74,327,500	7,173
Vista Land & Lifescapes Inc.	29,738,178	4,045
Robinsons Land Corp.	9,656,050	3,926
* DoubleDragon Properties Corp.	3,512,060	2,614
Filinvest Land Inc.	50,395,000	1,835
Belle Corp.	22,523,800	1,681
* International Entertainment Corp.	2,554,000	639
* Cebu Landmasters Inc.	3,552,644	321
* Robinsons Land Co Rights Exp. 02/01/18	2,565,722	135
		100,855
Poland (0.1%)
^ Echo Polska Properties NV	2,690,433	3,311
Globe Trade Centre SA	1,117,165	3,270
* Griffin Premium RE NV	144,850	224
		6,805
Qatar (0.2%)
Barwa Real Estate Co.	567,500	5,900

	United Development Co. QSC	990,485	4,610
*	Mazaya Qatar Real Estate Development QSC	323,513	712
			11,222
Russia (0.1%)
	LSR Group PJSC GDR	1,236,042	3,722
	Etalon Group plc GDR	464,460	1,487
			5,209
Singapore (5.5%)
	CapitaLand Ltd.	14,940,138	43,620
	City Developments Ltd.	3,625,090	36,535
	Ascendas REIT	14,050,761	29,512
	CapitaLand Mall Trust	15,789,534	25,299
	UOL Group Ltd.	3,256,478	22,645
	CapitaLand Commercial Trust	15,219,487	21,678
	Suntec REIT	13,052,227	20,559
	Mapletree Commercial Trust	11,072,433	14,250
	Mapletree Logistics Trust	11,937,366	12,476
	Mapletree Industrial Trust	6,876,234	11,117
	Keppel REIT	10,372,715	10,186
	Fortune REIT	8,084,861	10,149
	Mapletree Greater China Commercial Trust	10,428,790	10,023
	Ascott Residence Trust	7,383,626	7,092
	CDL Hospitality Trusts	4,421,146	6,129
	Frasers Centrepoint Trust	3,352,241	5,801
	Frasers Logistics & Industrial Trust	6,599,900	5,742
	Manulife US REIT	5,642,300	5,525
	Parkway Life REIT	2,322,055	5,344
	Yanlord Land Group Ltd.	3,671,204	5,177
	Starhill Global REIT	8,012,268	4,705
	Keppel DC REIT	4,189,013	4,570
	OUE Hospitality Trust	6,506,100	4,441
	Wing Tai Holdings Ltd.	2,298,010	4,240
	CapitaLand Retail China Trust	3,240,886	4,178
	Cache Logistics Trust	6,269,042	4,131
	Frasers Commercial Trust	3,473,867	3,867
^	AIMS AMP Capital Industrial REIT	3,533,676	3,687
	Frasers Centrepoint Ltd.	2,224,900	3,647
	Lippo Malls Indonesia Retail Trust	11,286,906	3,610
	First REIT	3,329,054	3,578
^	ESR-REIT	6,651,409	2,988
	SPH REIT	3,695,000	2,953
	Ascendas Hospitality Trust	4,299,300	2,948
	Far East Hospitality Trust	4,965,392	2,894
^	Yoma Strategic Holdings Ltd.	7,093,818	2,722
	GuocoLand Ltd.	1,563,277	2,693
	Wheelock Properties Singapore Ltd.	1,736,069	2,595
	Soilbuild Business Space REIT	3,600,260	1,853
^	GSH Corp. Ltd.	5,048,400	1,829
	OUE Ltd.	962,500	1,577
	Sabana Shari'ah Compliant Industrial REIT	4,497,972	1,384
	Sinarmas Land Ltd.	4,647,100	1,362
^,* Ying Li International Real Estate Ltd.		6,562,600	781
*	Aspen Group Holdings Ltd.	3,278,100	548
			382,640
South Africa (2.7%)
	NEPI Rockcastle plc	3,386,130	46,165

Growthpoint Properties Ltd.	16,159,622	37,955
Redefine Properties Ltd.	31,040,743	28,399
Resilient REIT Ltd.	2,280,114	22,534
Hyprop Investments Ltd.	1,454,505	14,198
Vukile Property Fund Ltd.	4,458,716	7,778
* Attacq Ltd.	4,434,549	7,329
SA Corporate Real Estate Ltd.	14,913,594	6,327
Emira Property Fund Ltd.	3,158,110	3,962
Arrowhead Properties Ltd.	6,155,061	3,471
Rebosis Property Fund Ltd.	3,811,236	3,288
Delta Property Fund Ltd.	3,120,760	1,643
Octodec Investments Ltd.	877,283	1,366
Balwin Properties Ltd.	955,253	428
		184,843
South Korea (0.0%)
^ SK D&D Co. Ltd.	45,403	1,413
Dongwon Development Co. Ltd.	219,593	1,088
		2,501
Spain (1.2%)
Merlin Properties Socimi SA	1,957,048	28,179
Inmobiliaria Colonial Socimi SA	1,888,788	21,099
Hispania Activos Inmobiliarios SOCIMI SA	636,505	13,326
Axiare Patrimonio SOCIMI SA	393,887	8,604
Lar Espana Real Estate Socimi SA	545,075	6,166
*,2 Aedas Homes SAU	136,175	5,346
^,* Realia Business SA	1,008,015	1,411
^,* Quabit Inmobiliaria SA	390,718	1,052
		85,183
Sweden (1.8%)
Castellum AB	1,600,568	27,598
Fabege AB	819,748	17,948
* Fastighets AB Balder Class B	571,140	15,208
Hemfosa Fastigheter AB	927,630	12,752
Wallenstam AB	1,239,228	11,734
Hufvudstaden AB Class A	693,197	11,156
Wihlborgs Fastigheter AB	407,522	9,918
Kungsleden AB	1,095,067	7,757
Klovern AB	3,185,774	4,229
Dios Fastigheter AB	514,563	3,643
* D Carnegie & Co. AB Class B	221,735	3,459
Victoria Park AB Class B	596,391	2,274
^ Magnolia Bostad AB	97,637	738
		128,414
Switzerland (1.3%)
Swiss Prime Site AG	418,540	40,520
PSP Swiss Property AG	236,500	23,257
Allreal Holding AG	84,087	14,630
Mobimo Holding AG	35,962	10,060
Intershop Holding AG	8,833	4,652
		93,119
Taiwan (0.6%)
Highwealth Construction Corp.	5,164,544	8,113
* Ruentex Development Co. Ltd.	6,254,874	7,178
Chong Hong Construction Co. Ltd.	1,149,297	3,461
Huaku Development Co. Ltd.	1,315,854	3,276

Prince Housing & Development Corp.	6,704,478	2,895
Shin Kong No.1 REIT	5,747,000	2,864
Hung Sheng Construction Ltd.	2,478,000	2,303
Farglory Land Development Co. Ltd.	1,503,631	1,661
Cathay Real Estate Development Co. Ltd.	2,869,100	1,629
* Radium Life Tech Co. Ltd.	3,872,947	1,615
Kindom Construction Corp.	1,983,000	1,519
* Taiwan Land Development Corp.	3,515,450	1,225
* Kuoyang Construction Co. Ltd.	2,042,665	1,127
Hong Pu Real Estate Development Co. Ltd.	1,273,194	986
* Shining Building Business Co. Ltd.	2,188,119	843
Huang Hsiang Construction Corp.	790,000	841
KEE TAI Properties Co. Ltd.	2,325,869	833
Advancetek Enterprise Co. Ltd.	1,300,000	831
* ZongTai Real Estate Development Co. Ltd.	1,120,574	761
		43,961
Thailand (1.3%)
* Central Pattana PCL	7,902,200	20,941
* Land & Houses PCL	20,967,500	7,772
* CPN Retail Growth Leasehold REIT	9,857,010	7,081
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	10,273,678	5,801
* WHA Corp. PCL	36,325,830	4,894
* Bangkok Land PCL	50,709,300	2,802
* Origin Property PCL	3,968,899	2,776
* Supalai PCL	3,538,505	2,656
* Quality Houses PCL	25,512,900	2,608
Samui Airport Property Fund Leasehold	3,443,475	2,552
* Amata Corp. PCL	3,073,500	2,520
Pruksa Real Estate PCL	3,024,500	2,103
* IMPACT Growth REIT	4,143,000	1,999
* Golden Ventures Leasehold REIT	3,410,500	1,594
Platinum Group PCL	5,627,700	1,544
* Ananda Development PCL	8,422,500	1,507
* Siam Future Development PCL	4,866,767	1,399
* Sansiri PCL (Local)	20,025,400	1,393
^ TICON Industrial Connection PCL	2,436,280	1,351
* LPN Development PCL	3,236,600	1,226
* AP Thailand PCL	3,794,350	1,072
^ Sansiri PCL	14,694,200	1,022
* U City PCL	1,546,928,600	988
* Singha Estate PCL	8,997,436	924
^ Rojana Industrial Park PCL	3,454,682	835
* Gland Office Leasehold REIT	2,054,003	781
* Univentures PCL	2,078,700	683
* Hemaraj Leasehold REIT	2,507,700	660
^ WHA Corp. PCL	4,759,678	641
Supalai PCL	806,276	605
Univentures PCL	1,577,100	518
* TICON Industrial Connection PCL	861,000	477
Asian Property Development PCL (Foreign)	1,513,270	427
* SC Asset Corp. PCL	3,071,925	397
* Pruksa Holding PCL	509,600	394
SC Asset Corp. PCL	2,627,700	339
SC Asset Corp. PCL	2,526,712	326
Bangkok Land PCL	4,269,495	236
^ Land & Houses PCL	481,300	180
^ Rojana Industrial Park PCL (Foreign)	481,328	116

*	Rojana Industrial Park PCL	445,412	108
*	WHA Corp. PCL Warrants Exp. 12/31/2019	108,341	36
^	TICON Industrial Connection PCL (Foreign)	50,093	28
^,* Singha Estate PCL		253,164	26
*	Raimon Land PCL Warrants Exp. 06/14/2018	1,271,475	1
			88,339
Turkey (0.2%)
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,354,281	7,999
	Is Gayrimenkul Yatirim Ortakligi AS	2,918,368	1,124
	AKIS Gayrimenkul Yatirimi AS	875,671	793
	Torunlar Gayrimenkul Yatirim Ortakligi AS	818,753	719
			10,635
United Arab Emirates (1.0%)
	Emaar Properties PJSC	20,260,163	36,258
	Aldar Properties PJSC	18,188,125	11,344
	DAMAC Properties Dubai Co. PJSC	9,785,205	8,880
	Emaar Malls PJSC	11,353,721	7,135
*	Eshraq Properties Co. PJSC	6,406,930	1,303
*	Deyaar Development PJSC	8,123,599	1,292
	RAK Properties PJSC	5,511,338	1,152
			67,364
United Kingdom (6.7%)
	Land Securities Group plc	4,404,019	62,701
	British Land Co. plc	5,954,924	56,526
	Segro plc	5,828,612	48,205
	Hammerson plc	4,648,559	32,562
	Derwent London plc	649,444	27,012
	Shaftesbury plc	1,440,734	20,476
	Capital & Counties Properties plc	4,390,281	18,438
	Great Portland Estates plc	1,914,820	18,113
	Tritax Big Box REIT plc	7,965,151	16,870
	Intu Properties plc	5,103,176	16,338
	UNITE Group plc	1,405,258	15,915
	Assura plc	13,819,317	12,103
	Big Yellow Group plc	872,483	10,738
	LondonMetric Property plc	4,072,022	10,372
	Workspace Group plc	697,574	10,242
	Grainger plc	2,442,069	10,027
	F&C Commercial Property Trust Ltd.	4,665,057	9,569
	Safestore Holdings plc	1,206,223	8,550
	NewRiver REIT plc	1,794,501	7,669
	St. Modwen Properties plc	1,117,003	6,547
	Primary Health Properties plc	3,485,926	5,739
	MAS Real Estate Inc.	2,450,139	5,214
	UK Commercial Property Trust Ltd.	3,959,962	5,075
	Hansteen Holdings plc	2,492,649	5,034
	Empiric Student Property plc	3,375,489	4,209
	Picton Property Income Ltd.	3,114,854	3,889
	Redefine International plc	7,679,537	3,823
	Helical plc	632,970	2,862
	Schroder REIT Ltd.	3,057,970	2,733
2	Regional REIT Ltd.	1,790,672	2,568
	Capital & Regional plc	3,051,180	2,450
	Civitas Social Housing plc	1,141,523	1,736
	LXI REIT plc	1,156,236	1,723

2	AEW UK Long Lease Reit plc			472,739	669
					466,697
Total Common Stocks (Cost $6,065,367)					6,913,235
		Coupon
Temporary Cash Investments (3.1%)1
Money Market Fund (3.1%)
6,7 Vanguard Market Liquidity Fund		1.545%		2,142,041	214,204

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
8	United States Treasury Bill	1.414%	5/24/18	500	498
8	United States Treasury Bill	1.422%	5/31/18	1,350	1,343
8	United States Treasury Bill	1.518%	6/28/18	200	199
					2,040
Total Temporary Cash Investments (Cost $216,250)					216,244
Total Investments (102.3%) (Cost $6,281,617)					7,129,479
Other Assets and Liabilities-Net (-2.3%)7,9					(161,493)
Net Assets (100%)					6,967,986

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $116,641,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the aggregate value of these securities was $42,068,000, representing 0.6% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $181,970,000 of collateral received for securities on loan.
8 Securities with a value of $1,373,000 have been segregated as initial margin for open futures contracts.
9 Cash of $1,780,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
		Number		Value and
		of (Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
E-mini S&P 500 Index	March 2018	160	22,606	(123)
MSCI Emerging Market Index	March 2018	240	15,094	1,022
FTSE 100 Index	March 2018	55	5,840	3
Topix Index	March 2018	64	10,785	74
				976

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
	Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	3/13/18	USD	47,048	JPY	5,267,850	(1,312)
Credit Suisse International	3/21/18	USD	20,563	GBP	15,300	(1,201)
Barclays Bank plc	3/13/18	USD	1,367	JPY	151,360	(23)
Citibank, N.A.	3/13/18	JPY	3,201,045	USD	28,544	842
JPMorgan Chase Bank, N.A.	3/13/18	JPY	2,911,640	USD	26,063	666
Barclays Bank plc	3/13/18	JPY	432,285	USD	3,965	4
Credit Suisse International	3/21/18	GBP	8,944	USD	12,066	658
Citibank, N.A.	3/21/18	GBP	8,908	USD	12,026	646
Goldman Sachs International	3/21/18	GBP	1,441	USD	2,056	(7)
Goldman Sachs International	3/21/18	GBP	76	USD	107	2
						275
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

Global ex-U.S. Real Estate Index Fund

At January 31, 2018, the counterparty had deposited in segregated accounts cash of $1,510,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of January 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	245,258	6,666,946	1,031
Temporary Cash Investments	214,204	2,040	—
Futures Contracts—Assets[1]	136	—	—
Futures Contracts—Liabilities[1]	(153)

Global ex-U.S. Real Estate Index Fund

Forward Currency Contracts—Assets	—	2,818	—
Forward Currency Contracts—Liabilities	—	(2,543)	—
Total	459,445	6,669,261	1,031
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At January 31, 2018, the cost of investment securities for tax purposes was $6,362,254,000. Net unrealized appreciation of investment securities for tax purposes was $767,225,000, consisting of unrealized gains of $1,012,365,000 on securities that had risen in value since their purchase and $245,140,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: March 20, 2018

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 20, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.